UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company/ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments.

The Trust’s Schedules of Investments as of the close of the reporting period prepared pursuant to Rules 12-12 — 12-14 Regulation S-X are as follows:

USD Covered Bond

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	Corporate Bonds — 98.5%
	Commercial Banks — 94.0%

	Australia & New Zealand Banking Group Ltd.
$250,000	2.40%, due 11/23/16(a)	$259,415
	Bank of Montreal
250,000	1.95%, due 01/30/17(a)	257,350
	Bank of Nova Scotia
251,000	1.65%, due 10/29/15(a)	255,945
265,000	1.95%, due 01/30/17(a)	272,791
	Barclays Bank PLC
295,000	2.25%, due 05/10/17(a)	305,163
	Canadian Imperial Bank of Commerce
300,000	2.75%, due 01/27/16(a)	312,477
	Commonwealth Bank of Australia
275,000	0.75%, due 01/15/16(a)	275,608
	Credit Mutuel - CIC Home Loan SFH
200,000	1.50%, due 11/16/17(a)	199,936
	Credit Suisse AG/Guernsey
290,000	2.60%, due 05/27/16(a)	301,728
	DNB Boligkreditt AS
293,000	2.10%, due 10/14/15(a)	300,337
	National Australia Bank Ltd.
275,000	2.00%, due 06/20/17(a)	281,259
	National Bank of Canada
282,000	2.20%, due 10/19/16(a)	291,862
	Norddeutsche Landesbank Girozentrale
200,000	2.00%, due 02/05/19(a)	199,482
	Nordea Eiendomskreditt AS
300,000	2.13%, due 09/22/16(a)	308,705
	Royal Bank of Canada
200,000	1.20%, due 09/19/17	199,684
325,000	2.00%, due 10/01/18	328,401
	Skandinaviska Enskilda Banken AB
200,000	1.38%, due 05/29/18(a)	197,096
	SpareBank 1 Boligkreditt AS
240,000	1.75%, due 11/15/19(a)	232,089
	Stadshypotek AB
280,000	1.88%, due 10/02/19(a)	274,207
	Swedbank Hypotek AB
200,000	2.95%, due 03/28/16(a)	209,182
	Toronto-Dominion Bank (The)
320,000	1.63%, due 09/14/16(a)	326,758
200,000	1.50%, due 03/13/17(a)	203,038
	Westpac Banking Corp.
200,000	2.45%, due 11/28/16(a)	207,910
200,000	1.38%, due 05/30/18(a)	196,520
		6,196,943
	Diversified Financial Services — 4.5%

	Caisse Centrale Desjardins
288,000	2.55%, due 03/24/16(a)	299,347
	Total Corporate Bonds (Cost $6,483,325)	6,496,290

	U.S. Government & Agency Security — 0.2%

	Federal Home Loan Bank
10,419	0.00%, due 03/03/14	10,419
	Total U.S. Government & Agency Security (Cost $10,419)	10,419

	Repurchase Agreements (b) — 1.3%

85,263	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $85,263	85,263
	Total Repurchase Agreements (Cost $85,263)	85,263

	Total Investment Securities (Cost $6,579,007) — 100.0%	6,591,972
	Other assets less liabilities — 0.0%	1,398
	Net Assets — 100.0%	$6,593,370

(a)

Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,709
Aggregate gross unrealized depreciation	(10,744)
Net unrealized appreciation	$12,965
Federal income tax cost of investments	$6,579,007

See accompanying notes to schedules of portfolio investments.

USD Covered Bond invested, as a percentage of net assets, in the following countries as of February 28, 2014:

Canada	41.7%
Australia	18.5%
Norway	12.8%
Sweden	10.3%
Switzerland	4.6%
United Kingdom	4.6%
France	3.0%
Germany	3.0%
Other (1)	1.5%
100.0%

(1)	Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

German Sovereign/Sub-Sovereign ETF

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

	Principal Amount		Value
		Sovereign Governments & Agencies — 87.4%
		Germany — 87.4%

		Bund Laender Anleihe
EUR	120,000	1.50%, due 07/15/20	$168,148
		Bundesrepublik Deutschland
	139,000	3.50%, due 01/04/16	203,908
	133,000	4.00%, due 07/04/16	200,173
	126,000	3.75%, due 01/04/19	200,320
	129,000	3.50%, due 07/04/19	204,408
	146,000	1.75%, due 07/04/22	208,446
		Free State of Bavaria
	45,000	3.50%, due 01/27/16	65,946
	50,000	4.13%, due 01/16/17	76,322
		Gemeinsame Deutsche Bundeslaender
	60,000	1.38%, due 10/11/19	84,106
	69,000	1.75%, due 06/13/22	95,952
		KFW
	146,000	1.13%, due 10/16/18	204,517
	127,000	3.88%, due 01/21/19	200,583
	149,000	1.13%, due 01/15/20	206,067
	146,000	1.63%, due 01/15/21	205,776
	129,000	3.38%, due 01/18/21	202,263
		State of Baden-Wurttemberg
	60,000	4.25%, due 01/04/18	94,138
	55,000	4.00%, due 01/22/19	87,113
		State of Berlin
	68,000	3.13%, due 09/14/15	97,983
	60,000	4.13%, due 05/24/16	89,684
		State of Brandenburg
	42,000	1.50%, due 02/12/20	58,865
	40,000	3.50%, due 06/15/21	62,775
		State of Hesse
	60,000	2.00%, due 06/16/15	84,727
	50,000	1.75%, due 01/20/23	69,145
		State of Lower Saxony
	50,000	2.13%, due 06/08/15	70,686
	57,000	3.50%, due 02/22/16	83,593
		State of North Rhine-Westphalia
	66,000	0.88%, due 12/04/17	91,628
	79,000	1.88%, due 09/15/22	110,088
		State of Rhineland-Palatinate
	42,000	2.88%, due 03/03/17	61,943
	46,000	1.25%, due 01/16/20	63,727
		State of Saxony-Anhalt
	40,000	3.75%, due 04/06/21	63,684
	43,000	1.63%, due 04/25/23	58,612
			3,775,326
		Total Sovereign Governments & Agencies (Cost $3,642,436)	3,775,326

		Corporate Bonds — 11.0%
		Banks — 11.0%

		Landeskreditbank Baden-Wuerttemberg Foerderbank
	60,000	3.50%, due 07/04/16	88,840
	40,000	1.00%, due 11/19/18	55,458
		Landwirtschaftliche Rentenbank
	40,000	1.38%, due 11/19/20	55,510
	50,000	2.88%, due 08/30/21	76,208
		NRW Bank
	71,000	1.13%, due 07/08/15	99,135
	71,000	1.00%, due 11/10/15	99,186
			474,337
		Total Corporate Bonds (Cost $457,995)	474,337

		U.S. Government & Agency Security — 0.1%

		Federal Home Loan Bank
	$4,215	0.00%, due 03/03/14	4,215
		Total U.S. Government & Agency Security (Cost $4,215)	4,215

		Repurchase Agreements (a) — 0.8%

	34,490	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $34,490	34,490
		Total Repurchase Agreements (Cost $34,490)	34,490

		Total Investment Securities (Cost $4,139,136) — 99.3%	4,288,368
		Other assets less liabilities — 0.7%	31,247
		Net Assets — 100.0%	$4,319,615

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

EUR	Euro

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$167,187
Aggregate gross unrealized depreciation	(17,955)
Net unrealized appreciation	$149,232
Federal income tax cost of investments	$4,139,136

See accompanying notes to schedules of portfolio investments.

High Yield–Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	Corporate Bonds — 93.7%
	Aerospace & Defense — 2.9%

	B/E Aerospace, Inc.
$1,012,000	5.25%, due 04/01/22	$1,043,625
	Bombardier, Inc.
610,000	6.13%, due 01/15/23(a)	617,625
	TransDigm, Inc.
1,062,000	7.75%, due 12/15/18	1,137,667
		2,798,917
	Auto Components — 1.1%

	Goodyear Tire & Rubber Co. (The)
965,000	8.25%, due 08/15/20	1,078,388

	Automobiles — 1.8%

	Chrysler Group LLC/CG Co.-Issuer, Inc.
610,000	8.25%, due 06/15/21	690,825
	General Motors Co.
100,000	3.50%, due 10/02/18(a)	103,250
941,000	4.88%, due 10/02/23(a)	985,698
		1,779,773
	Beverages — 0.2%

	Constellation Brands, Inc.
180,000	4.25%, due 05/01/23	176,400

	Building Products — 0.1%

	Building Materials Corp. of America
120,000	6.75%, due 05/01/21(a)	130,200

	Chemicals — 2.9%

	Ashland, Inc.
375,000	4.75%, due 08/15/22	375,937
	Hexion US Finance Corp.
940,000	6.63%, due 04/15/20	971,725
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
395,000	8.88%, due 02/01/18	411,787
	Rockwood Specialties Group, Inc.
959,000	4.63%, due 10/15/20	994,963
		2,754,412
	Commercial Banks — 2.1%

	CIT Group, Inc.
893,000	4.25%, due 08/15/17	936,534
959,000	5.50%, due 02/15/19(a)	1,042,912
		1,979,446
	Commercial Services & Supplies — 2.3%

	ADT Corp. (The)
200,000	6.25%, due 10/15/21(a)	210,500
839,000	3.50%, due 07/15/22	765,587
	ARAMARK Corp.
220,000	5.75%, due 03/15/20(a)	232,100
	Iron Mountain, Inc.
578,000	5.75%, due 08/15/24	563,550
	Laureate Education, Inc.
395,000	9.25%, due 09/01/19(a)	422,650
		2,194,387
	Communications Equipment — 1.9%

	Alcatel-Lucent USA, Inc.
250,000	6.75%, due 11/15/20(a)	266,250
	Avaya, Inc.
190,000	7.00%, due 04/01/19(a)	188,575
787,000	10.50%, due 03/01/21(a)	745,682
	CommScope, Inc.
590,000	8.25%, due 01/15/19(a)	643,100
		1,843,607
	Consumer Finance — 1.6%

	Ally Financial, Inc.
395,000	8.00%, due 03/15/20	488,812
810,000	8.00%, due 11/01/31	1,020,600
		1,509,412
	Containers & Packaging — 1.0%

	Ball Corp.
574,000	4.00%, due 11/15/23	550,322
	Crown Americas LLC/Crown Americas Capital Corp. IV
398,000	4.50%, due 01/15/23	391,035
		941,357
	Distributors — 0.5%

	AmeriGas Finance LLC/AmeriGas Finance Corp.
410,000	7.00%, due 05/20/22	447,925

	Diversified Financial Services — 0.7%

	Denali Borrower LLC/Denali Finance Corp.
629,000	5.63%, due 10/15/20(a)	647,084

	Diversified Telecommunication Services — 5.6%

	CCO Holdings LLC/CCO Holdings Capital Corp.
666,000	7.00%, due 01/15/19	705,127
550,000	6.50%, due 04/30/21	587,813
	CenturyLink, Inc.
817,000	6.45%, due 06/15/21	876,233
	Frontier Communications Corp.
776,000	8.50%, due 04/15/20	896,280
	Level 3 Financing, Inc.
991,000	8.13%, due 07/01/19	1,090,100
	UPCB Finance III Ltd.
375,000	6.63%, due 07/01/20(a)	400,781
	Virgin Media Secured Finance PLC
400,000	5.38%, due 04/15/21(a)	412,000
	Windstream Corp.
345,000	7.88%, due 11/01/17	395,025
		5,363,359
	Electric Utilities — 1.7%

	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
755,000	10.00%, due 12/01/20	785,200
703,000	12.25%, due 03/01/22(a)	815,480
		1,600,680
	Electronic Equipment, Instruments & Components — 0.7%

	CDW LLC/CDW Finance Corp.
586,000	8.50%, due 04/01/19	644,600

	Food & Staples Retailing — 0.9%

	US Foods, Inc.
809,000	8.50%, due 06/30/19	876,754

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds (continued)
	Food Products — 3.5%

	Big Heart Pet Brands
$544,000	7.63%, due 02/15/19	$566,440
	Hawk Acquisition Sub, Inc.
1,365,000	4.25%, due 10/15/20(a)	1,361,587
	Post Holdings, Inc.
678,000	7.38%, due 02/15/22	738,173
	Smithfield Foods, Inc.
622,000	6.63%, due 08/15/22	671,760
		3,337,960
	Gas Utilities — 0.9%

	Sabine Pass Liquefaction LLC
844,000	5.87%, due 02/01/21(a)	865,100

	Health Care Equipment & Supplies — 1.6%

	Biomet, Inc.
906,000	6.50%, due 08/01/20	977,347
	Hologic, Inc.
484,000	6.25%, due 08/01/20	514,250
		1,491,597
	Health Care Providers & Services — 8.0%

	CHS/Community Health Systems, Inc.
1,348,000	8.00%, due 11/15/19	1,497,628
370,000	6.88%, due 02/01/22(a)	393,587
	DaVita HealthCare Partners, Inc.
1,317,000	5.75%, due 08/15/22	1,392,728
	HCA, Inc.
1,270,000	6.50%, due 02/15/20	1,433,513
462,000	7.50%, due 02/15/22	535,920
	Kinetic Concepts, Inc./KCI USA Inc.
640,000	10.50%, due 11/01/18	740,000
	Tenet Healthcare Corp.
485,000	6.00%, due 10/01/20(a)	521,375
1,080,000	8.13%, due 04/01/22	1,209,600
		7,724,351
	Hotels, Restaurants & Leisure — 4.9%

	Caesars Entertainment Operating Co., Inc.
643,000	11.25%, due 06/01/17	656,664
2,110,000	10.00%, due 12/15/18	1,012,800
	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
525,000	5.63%, due 10/15/21(a)	555,188
	MGM Resorts International
946,000	6.63%, due 12/15/21	1,038,235
586,000	7.75%, due 03/15/22	672,435
	Pinnacle Entertainment, Inc.
713,000	7.50%, due 04/15/21	775,387
		4,710,709
	Household Products — 2.3%

	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
940,000	9.88%, due 08/15/19	1,059,850
1,067,000	5.75%, due 10/15/20	1,115,015
		2,174,865
	Independent Power Producers & Energy Traders — 2.6%

	Calpine Corp.
575,000	7.50%, due 02/15/21(a)	633,938
801,000	7.88%, due 01/15/23(a)	901,125
	NRG Energy, Inc.
480,000	7.63%, due 01/15/18	542,400
420,000	7.88%, due 05/15/21	466,200
		2,543,663
	Internet Software & Services — 0.3%

	Equinix, Inc.
330,000	5.38%, due 04/01/23	334,950

	IT Services — 1.3%

	First Data Corp.
857,000	12.63%, due 01/15/21	1,024,115
	SunGard Data Systems, Inc.
180,000	6.63%, due 11/01/19	192,375
		1,216,490
	Machinery — 1.6%

	Case New Holland Industrial, Inc.
983,000	7.88%, due 12/01/17	1,151,339
	Navistar International Corp.
400,000	8.25%, due 11/01/21	418,000
		1,569,339
	Media — 6.4%

	Cequel Communications Holdings I LLC/Cequel Capital Corp.
724,000	6.38%, due 09/15/20(a)	765,630
	Clear Channel Worldwide Holdings, Inc.
320,000	7.63%, due 03/15/20	346,400
1,321,000	6.50%, due 11/15/22	1,406,865
	CSC Holdings LLC
475,000	6.75%, due 11/15/21	535,562
	DISH DBS Corp.
705,000	6.75%, due 06/01/21	789,600
723,000	5.88%, due 07/15/22	760,958
	Hughes Satellite Systems Corp.
230,000	6.50%, due 06/15/19	252,425
	Nielsen Finance LLC/Nielsen Finance Co.
304,000	7.75%, due 10/15/18	325,660
	Univision Communications, Inc.
409,000	6.88%, due 05/15/19(a)	439,675
485,000	6.75%, due 09/15/22(a)	538,350
		6,161,125
	Metals & Mining — 1.8%

	FQM Akubra, Inc.
655,000	8.75%, due 06/01/20(a)	745,063
	Novelis, Inc.
330,000	8.38%, due 12/15/17	353,100
557,000	8.75%, due 12/15/20	626,625
		1,724,788
	Oil, Gas & Consumable Fuels — 17.4%

	Access Midstream Partners LP/ACMP Finance Corp.
829,000	4.88%, due 05/15/23	845,580
	Antero Resources Finance Corp.
451,000	5.38%, due 11/01/21(a)	461,147
	Arch Coal, Inc.
631,000	7.00%, due 06/15/19	523,730
220,000	7.25%, due 06/15/21	177,100
	Chesapeake Energy Corp.
501,000	6.63%, due 08/15/20	572,392

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds (continued)

	Concho Resources, Inc.
$1,093,000	5.50%, due 04/01/23	$1,142,185
	CONSOL Energy, Inc.
660,000	8.00%, due 04/01/17	688,875
299,000	8.25%, due 04/01/20	325,162
	Denbury Resources, Inc.
1,975,000	4.63%, due 07/15/23	1,861,437
	Energy Transfer Equity LP
780,000	7.50%, due 10/15/20	891,150
	EP Energy LLC/EP Energy Finance, Inc.
1,045,000	9.38%, due 05/01/20	1,209,587
	Halcon Resources Corp.
371,000	8.88%, due 05/15/21	377,492
	Linn Energy LLC/Linn Energy Finance Corp.
290,000	7.00%, due 11/01/19(a)	302,325
1,041,000	8.63%, due 04/15/20	1,134,690
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
830,000	4.50%, due 07/15/23	804,063
	MEG Energy Corp.
200,000	7.00%, due 03/31/24(a)	210,000
	Oasis Petroleum, Inc.
325,000	6.88%, due 03/15/22(a)	352,625
	Offshore Group Investment Ltd.
353,000	7.50%, due 11/01/19	380,358
	Pacific Rubiales Energy Corp.
1,407,000	5.38%, due 01/26/19(a)	1,449,210
	Peabody Energy Corp.
429,000	6.00%, due 11/15/18	464,393
584,000	6.25%, due 11/15/21	602,980
	Samson Investment Co.
250,000	10.75%, due 02/15/20(a)	277,813
	SandRidge Energy, Inc.
398,000	7.50%, due 03/15/21	420,885
	Whiting Petroleum Corp.
535,000	5.00%, due 03/15/19	565,763
250,000	5.75%, due 03/15/21	270,000
	WPX Energy, Inc.
390,000	6.00%, due 01/15/22	396,825
		16,707,767
	Pharmaceuticals — 1.5%

	Valeant Pharmaceuticals International, Inc.
400,000	6.38%, due 10/15/20(a)	437,000
920,000	7.50%, due 07/15/21(a)	1,048,800
		1,485,800
	Road & Rail — 0.3%

	Hertz Corp. (The)
312,000	6.75%, due 04/15/19	334,230

	Software — 1.9%

	Activision Blizzard, Inc.
375,000	5.63%, due 09/15/21(a)	403,125
	Audatex North America, Inc.
230,000	6.00%, due 06/15/21(a)	245,525
	BMC Software Finance, Inc.
484,000	8.13%, due 07/15/21(a)	508,805
	Nuance Communications, Inc.
700,000	5.38%, due 08/15/20(a)	701,750
		1,859,205
	Specialty Retail — 1.8%

	L Brands, Inc.
690,000	6.63%, due 04/01/21	773,663
765,000	5.63%, due 02/15/22	803,250
	Michaels Stores, Inc.
170,000	7.75%, due 11/01/18	182,325
		1,759,238
	Textiles, Apparel & Luxury Goods — 0.7%

	Hanesbrands, Inc.
655,000	6.38%, due 12/15/20	718,863

	Trading Companies & Distributors — 1.4%

	HD Supply, Inc.
466,000	8.13%, due 04/15/19	524,250
210,000	7.50%, due 07/15/20	229,950
	United Rentals North America, Inc.
561,000	7.63%, due 04/15/22	637,436
		1,391,636
	Wireless Telecommunication Services — 5.5%

	Cricket Communications, Inc.
488,000	7.75%, due 10/15/20	553,270
	Crown Castle International Corp.
969,000	5.25%, due 01/15/23	993,225
	NII Capital Corp.
1,261,000	7.63%, due 04/01/21	466,570
	Sprint Communications, Inc.
751,000	9.00%, due 11/15/18(a)	919,975
	Sprint Corp.
544,000	7.88%, due 09/15/23(a)	602,480
	T-Mobile USA, Inc.
1,328,000	6.25%, due 04/01/21	1,415,980
340,000	6.63%, due 04/01/23	365,500
		5,317,000
	Total Corporate Bonds (Cost $89,067,416)	90,195,377

	U.S. Government & Agency Security — 0.6%
	Federal Home Loan Bank
549,478	0.00%, due 03/03/14	549,478
	Total U.S. Government & Agency Security (Cost $549,478)	549,478

	Repurchase Agreements (b) — 4.6%
4,496,585	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $4,496,602	4,496,585
	Total Repurchase Agreements (Cost $4,496,585)	4,496,585

	Total Investment Securities (Cost $94,113,479) — 98.9%	95,241,440
	Other assets less liabilities — 1.1%	1,055,734
	Net Assets — 100.0%	$96,297,174

See accompanying notes to schedules of portfolio investments.

(a)

Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,450,483
Aggregate gross unrealized depreciation	(322,522)
Net unrealized appreciation	$1,127,961
Federal income tax cost of investments	$94,113,479

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	340	06/19/14	$42,340,625	$64,686
U.S. 2 Year Treasury Note Futures Contracts	68	06/30/14	14,951,500	2,797
U.S. 5 Year Treasury Note Futures Contracts	266	06/30/14	31,882,594	26,611
				$94,094

Cash collateral in the amount of $885,529 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

See accompanying notes to schedules of portfolio investments.

Investment Grade–Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	Corporate Bonds — 94.9%
	Aerospace & Defense — 0.9%

	United Technologies Corp.
$240,000	5.70%, due 04/15/40	$286,604

	Air Freight & Logistics — 0.6%

	United Parcel Service, Inc.
180,000	3.13%, due 01/15/21	184,644

	Automobiles — 1.7%

	Ford Motor Co.
420,000	7.45%, due 07/16/31	539,807

	Beverages — 2.0%

	Anheuser-Busch InBev Worldwide, Inc.
240,000	3.75%, due 07/15/42	213,907
	PepsiCo, Inc.
450,000	2.75%, due 03/05/22	436,735
		650,642
	Capital Markets — 8.3%

	Credit Suisse/NY
180,000	5.40%, due 01/14/20	202,718
	Goldman Sachs Group, Inc. (The)
600,000	6.13%, due 02/15/33	698,458
360,000	6.75%, due 10/01/37	415,539
	Morgan Stanley
880,000	5.50%, due 07/24/20	1,001,938
	UBS AG/CT
319,000	7.63%, due 08/17/22	378,544
		2,697,197
	Chemicals — 0.9%

	EI du Pont de Nemours & Co.
100,000	4.63%, due 01/15/20	110,758
180,000	2.80%, due 02/15/23	170,259
		281,017
	Commercial Banks — 9.3%

	Barclays Bank PLC
368,000	5.14%, due 10/14/20	398,421
	BNP Paribas S.A.
180,000	5.00%, due 01/15/21	200,396
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
600,000	3.88%, due 02/08/22	620,060
	HSBC Holdings PLC
300,000	5.10%, due 04/05/21	336,669
250,000	6.80%, due 06/01/38	310,074
	Royal Bank of Scotland PLC (The)
300,000	5.63%, due 08/24/20	341,190
	Wells Fargo & Co.
360,000	4.60%, due 04/01/21	400,817
240,000	3.50%, due 03/08/22	245,732
	Westpac Banking Corp.
150,000	4.88%, due 11/19/19	168,475
		3,021,834
	Communications Equipment — 1.1%

	Cisco Systems, Inc.
240,000	4.45%, due 01/15/20	266,445
	Telefonaktiebolaget LM Ericsson
100,000	4.13%, due 05/15/22	102,833
		369,278
	Computers & Peripherals — 2.2%

	Apple, Inc.
300,000	3.85%, due 05/04/43	262,899
	EMC Corp.
180,000	2.65%, due 06/01/20	180,082
	Hewlett-Packard Co.
260,000	4.38%, due 09/15/21	270,915
		713,896
	Consumer Finance — 1.9%

	HSBC Finance Corp.
240,000	6.68%, due 01/15/21	282,121
	SLM Corp.
300,000	8.00%, due 03/25/20	346,500
		628,621
	Diversified Financial Services — 13.3%

	Bank of America Corp.
540,000	5.00%, due 05/13/21	600,121
480,000	3.30%, due 01/11/23	467,019
	Citigroup, Inc.
840,000	3.88%, due 10/25/23	840,298
	General Electric Capital Corp.
180,000	5.30%, due 02/11/21	203,213
320,000	6.88%, due 01/10/39	421,570
	JPMorgan Chase & Co.
480,000	4.95%, due 03/25/20	537,346
280,000	4.50%, due 01/24/22	302,748
	Shell International Finance B.V.
250,000	4.30%, due 09/22/19	278,079
240,000	2.38%, due 08/21/22	226,790
217,000	6.38%, due 12/15/38	278,284
180,000	4.55%, due 08/12/43	184,232
		4,339,700
	Diversified Telecommunication Services — 6.8%

	AT&T, Inc.
240,000	3.00%, due 02/15/22	231,574
180,000	5.35%, due 09/01/40	184,736
180,000	5.55%, due 08/15/41	189,515
	Orange S.A.
100,000	4.13%, due 09/14/21	103,366
	Telefonica Emisiones SAU
240,000	5.46%, due 02/16/21	263,380
250,000	7.05%, due 06/20/36	296,845
	Verizon Communications, Inc.
540,000	4.60%, due 04/01/21	585,006
310,000	6.00%, due 04/01/41	351,367
		2,205,789
	Electric Utilities — 0.7%

	Pacific Gas & Electric Co.
180,000	6.05%, due 03/01/34	213,707

	Energy Equipment & Services — 1.4%

	Baker Hughes, Inc.
180,000	5.13%, due 09/15/40	198,313
	Halliburton Co.
180,000	7.45%, due 09/15/39	252,582
		450,895

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds (continued)
	Food & Staples Retailing — 2.7%

	CVS Caremark Corp.
$180,000	6.13%, due 09/15/39	$215,585
	Wal-Mart Stores, Inc.
360,000	6.50%, due 08/15/37	463,838
180,000	5.63%, due 04/01/40	213,166
		892,589
	Food Products — 1.2%

	Kraft Foods Group, Inc.
180,000	3.50%, due 06/06/22	181,020
	Mondelez International, Inc.
180,000	6.50%, due 02/09/40	225,214
		406,234
	Health Care Providers & Services — 0.4%

	UnitedHealth Group, Inc.
100,000	6.88%, due 02/15/38	131,119

	Household Products — 1.2%

	Procter & Gamble Co. (The)
410,000	2.30%, due 02/06/22	394,673

	Industrial Conglomerates — 0.3%

	Koninklijke Philips N.V.
100,000	3.75%, due 03/15/22	103,221

	Insurance — 1.2%

	American International Group, Inc.
350,000	4.88%, due 06/01/22	384,693

	IT Services — 0.5%

	International Business Machines Corp.
180,000	4.00%, due 06/20/42	166,578

	Machinery — 0.5%

	Caterpillar, Inc.
180,000	3.80%, due 08/15/42	159,807

	Media — 8.9%

	21st Century Fox America, Inc.
180,000	6.65%, due 11/15/37	218,198
	Comcast Cable Communications Holdings, Inc.
180,000	9.46%, due 11/15/22	256,232
	Comcast Corp.
470,000	6.50%, due 11/15/35	581,568
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
240,000	6.38%, due 03/01/41	260,557
	NBCUniversal Media LLC
180,000	5.15%, due 04/30/20	205,809
	Time Warner Cable, Inc.
240,000	7.30%, due 07/01/38	299,923
250,000	6.75%, due 06/15/39	296,744
	Time Warner, Inc.
180,000	7.70%, due 05/01/32	239,959
180,000	6.10%, due 07/15/40	206,023
	Viacom, Inc.
180,000	4.38%, due 03/15/43	159,187
	Walt Disney Co. (The)
180,000	2.35%, due 12/01/22	167,756
		2,891,956
	Metals & Mining — 5.5%

	Barrick Gold Corp.
180,000	4.10%, due 05/01/23	172,288
	BHP Billiton Finance USA Ltd.
100,000	3.85%, due 09/30/23	102,495
240,000	4.13%, due 02/24/42	224,796
180,000	5.00%, due 09/30/43	190,167
	Rio Tinto Finance USA Ltd.
180,000	4.13%, due 05/20/21	189,804
250,000	5.20%, due 11/02/40	266,243
	Southern Copper Corp.
180,000	5.25%, due 11/08/42	154,068
	Vale Overseas Ltd.
310,000	6.88%, due 11/10/39	333,062
	Vale S.A.
180,000	5.63%, due 09/11/42	168,128
		1,801,051
	Multiline Retail — 0.8%

	Target Corp.
240,000	3.88%, due 07/15/20	257,222

	Multi-Utilities — 1.1%

	MidAmerican Energy Holdings Co.
280,000	6.50%, due 09/15/37	349,591

	Oil, Gas & Consumable Fuels — 9.4%

	BP Capital Markets PLC
240,000	4.74%, due 03/11/21	267,560
	ConocoPhillips
100,000	6.00%, due 01/15/20	119,379
180,000	6.50%, due 02/01/39	235,317
	Devon Energy Corp.
280,000	7.95%, due 04/15/32	384,372
	Devon Financing Corp. LLC
100,000	7.88%, due 09/30/31	135,977
	Petrobras Global Finance B.V.
250,000	4.38%, due 05/20/23	226,668
347,000	5.63%, due 05/20/43	292,953
	Petrobras International Finance Co.
480,000	6.75%, due 01/27/41	464,014
	Phillips 66
180,000	4.30%, due 04/01/22	189,915
	Total Capital International S.A.
100,000	2.88%, due 02/17/22	98,563
300,000	3.70%, due 01/15/24	305,206
	TransCanada PipeLines Ltd.
240,000	2.50%, due 08/01/22	225,663
	Williams Partners LP
100,000	5.25%, due 03/15/20	111,379
		3,056,966
	Pharmaceuticals — 4.6%

	AbbVie, Inc.
480,000	4.40%, due 11/06/42	471,791
	AstraZeneca PLC
162,000	1.95%, due 09/18/19	160,387
180,000	6.45%, due 09/15/37	225,552
	GlaxoSmithKline Capital, Inc.
180,000	6.38%, due 05/15/38	230,799
	Novartis Capital Corp.
180,000	2.40%, due 09/21/22	170,213

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds (continued)

	Pfizer, Inc.
$180,000	7.20%, due 03/15/39	$250,271
		1,509,013
	Real Estate Investment Trusts (REITs) — 0.7%

	Weyerhaeuser Co.
180,000	7.38%, due 03/15/32	233,016

	Semiconductors & Semiconductor Equipment — 0.9%

	Intel Corp.
300,000	3.30%, due 10/01/21	307,688

	Software — 0.9%

	Oracle Corp.
240,000	6.13%, due 07/08/39	293,325

	Tobacco — 0.9%

	Altria Group, Inc.
330,000	2.85%, due 08/09/22	309,385

	Wireless Telecommunication Services — 2.1%

	America Movil SAB de CV
250,000	4.38%, due 07/16/42	219,017
	Vodafone Group PLC
250,000	2.95%, due 02/19/23	235,631
250,000	4.38%, due 02/19/43	225,640
		680,288
	Total Corporate Bonds
	(Cost $29,945,324)	30,912,046

	U.S. Government & Agency Security — 0.2%

	Federal Home Loan Bank
71,214	0.00%, due 03/03/14	71,214
	Total U.S. Government & Agency Security (Cost $71,214)	71,214

	Repurchase Agreements (a) — 1.8%

582,769	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $582,770	582,769
	Total Repurchase Agreements (Cost $582,769)	582,769

	Total Investment Securities (Cost $30,599,307) — 96.9%	31,566,029
	Other assets less liabilities — 3.1%	995,107
	Net Assets — 100.0%	$32,561,136

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$971,839
Aggregate gross unrealized depreciation	(6,325)
Net unrealized appreciation	$965,514
Federal income tax cost of investments	$30,600,515

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
U.S. 10 Year Treasury Note Futures Contracts	131	06/19/14	$16,313,594	$26,410
U.S. Long Bond Futures Contracts	69	06/19/14	9,181,312	2,575
Ultra Long Term U.S. Treasury Bond Futures Contracts	45	06/19/14	6,461,719	(4,506)
				$24,479

Cash collateral in the amount of $623,271 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

See accompanying notes to schedules of portfolio investments.

Short Term USD Emerging Markets Bond ETF

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	Sovereign Governments & Agencies — 59.3%
	Brazil — 2.9%

	Banco Nacional de Desenvolvimento Economico e Social
$102,000	6.37%, due 06/16/18	$112,710
	Brazilian Government International Bond
42,000	10.50%, due 07/14/14	43,449
72,000	7.88%, due 03/07/15	77,112
102,000	6.00%, due 01/17/17	113,832
		347,103
	Colombia — 3.3%

	Colombia Government International Bond
129,000	8.25%, due 12/22/14	136,417
225,000	7.38%, due 01/27/17	259,875
		396,292
	Croatia — 2.3%

	Croatia Government International Bond
258,000	6.25%, due 04/27/17	278,640

	Hungary — 3.5%

	Hungary Government International Bond
183,000	4.75%, due 02/03/15	188,032
230,000	4.13%, due 02/19/18	233,450
		421,482
	Indonesia — 7.7%

	Indonesia Government International Bond
174,000	10.38%, due 05/04/14	176,523
99,000	7.25%, due 04/20/15	105,682
105,000	7.50%, due 01/15/16	116,424
205,000	6.88%, due 03/09/17	232,163
162,000	6.88%, due 01/17/18	184,680
	Perusahaan Penerbit SBSN Indonesia
111,000	8.80%, due 04/23/14	111,860
		927,332
	Latvia — 1.8%

	Republic of Latvia
201,000	5.25%, due 02/22/17	220,296

	Lithuania — 2.6%

	Lithuania Government International Bond
192,000	6.75%, due 01/15/15	201,504
105,000	5.13%, due 09/14/17	115,028
		316,532
	Mexico — 4.5%

	Mexico Government International Bond
126,000	6.63%, due 03/03/15	133,434
114,000	11.38%, due 09/15/16	143,754
240,000	5.63%, due 01/15/17	268,800
		545,988
	Panama — 1.1%

	Panama Government International Bond
120,000	7.25%, due 03/15/15	127,560

	Peru — 0.7%

	Peruvian Government International Bond
78,000	8.38%, due 05/03/16	89,505

	Poland — 3.3%

	Poland Government International Bond
171,000	3.88%, due 07/16/15	178,481
200,000	5.00%, due 10/19/15	214,120
		392,601
	Qatar — 7.7%

	Qatar Government International Bond
213,000	5.15%, due 04/09/14	213,880
272,000	4.00%, due 01/20/15	280,160
213,000	3.13%, due 01/20/17	225,514
	SoQ Sukuk A Q.S.C
201,000	2.10%, due 01/18/18	203,613
		923,167
	Russia — 0.3%

	Russian Foreign Bond - Eurobond
30,000	11.00%, due 07/24/18	40,275

	South Africa — 0.3%

	South Africa Government International Bond
33,000	6.50%, due 06/02/14	33,416

	Turkey — 7.1%

	Export Credit Bank of Turkey
201,000	5.38%, due 11/04/16	207,311
	Turkey Government International Bond
250,000	7.25%, due 03/15/15	264,125
135,000	7.00%, due 09/26/16	148,163
102,000	7.50%, due 07/14/17	115,007
102,000	6.75%, due 04/03/18	113,118
		847,724
	Ukraine — 5.9%

	Financing of Infrastrucural Projects State Enterprise
205,000	8.38%, due 11/03/17	172,712
	Ukraine Government International Bond
102,000	6.88%, due 09/23/15	92,565
180,000	6.58%, due 11/21/16	160,200
207,000	9.25%, due 07/24/17	192,510
102,000	6.75%, due 11/14/17	90,168
		708,155
	United Kingdom — 0.7%

	Ukreximbank Via Biz Finance PLC
105,000	8.38%, due 04/27/15	86,625

	Venezuela — 3.6%

	Venezuela Government International Bond
140,000	8.50%, due 10/08/14	136,850
219,000	5.75%, due 02/26/16	182,865
119,000	13.63%, due 08/15/18	112,455
		432,170
	Total Sovereign Governments & Agencies (Cost $7,154,453)	7,134,863

	Corporate Bonds — 38.0%
	Commercial Banks — 12.1%

	Bank of Ceylon
201,000	6.88%, due 05/03/17	210,045
200,000	5.33%, due 04/16/18	197,000
	Caixa Economica Federal
150,000	2.38%, due 11/06/17	142,500
	Oschadbank Via SSB #1 PLC
201,000	8.25%, due 03/10/16	159,795
	Russian Agricultural Bank OJSC Via RSHB Capital S.A.
102,000	6.30%, due 05/15/17	108,758
	Sberbank of Russia Via SB Capital S.A.
102,000	5.50%, due 07/07/15	107,651
102,000	5.40%, due 03/24/17	109,140
	Turkiye Halk Bankasi AS
201,000	4.88%, due 07/19/17	202,005
	Vnesheconombank Via VEB Finance PLC
102,000	5.45%, due 11/22/17	107,610
	VTB Bank OJSC Via VTB Capital S.A.
108,000	6.47%, due 03/04/15	112,849
		1,457,353

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds (continued)
	Diversified Financial Services — 4.7%

	Gazprom OAO Via Gaz Capital S.A.
$102,000	8.13%, due 07/31/14	$104,805
102,000	6.21%, due 11/22/16	112,934
102,000	8.15%, due 04/11/18	118,320
	Pemex Project Funding Master Trust
204,000	5.75%, due 03/01/18	226,440
		562,499
	Electric Utilities — 2.0%

	Majapahit Holding B.V.
105,000	7.75%, due 10/17/16	117,862
105,000	7.25%, due 06/28/17	117,863
		235,725
	Electrical Equipment — 2.8%

	Power Sector Assets & Liabilities Management Corp.
302,000	6.88%, due 11/02/16	340,505

	Energy Equipment & Services — 1.0%

	AK Transneft OJSC Via TransCapitalInvest Ltd.
102,000	8.70%, due 08/07/18	123,930

	Oil, Gas & Consumable Fuels — 12.7%

	National JSC Naftogaz of Ukraine
102,000	9.50%, due 09/30/14	91,035
	Petrobras Global Finance B.V.
72,000	2.00%, due 05/20/16	71,559
102,000	3.00%, due 01/15/19	97,307
	Petrobras International Finance Co.
43,000	2.88%, due 02/06/15	43,538
141,000	3.88%, due 01/27/16	144,878
57,000	6.13%, due 10/06/16	61,417
93,000	3.50%, due 02/06/17	94,482
84,000	5.88%, due 03/01/18	90,090
	Petroleos de Venezuela S.A.
189,000	4.90%, due 10/28/14	177,660
310,000	5.00%, due 10/28/15	256,990
302,000	5.25%, due 04/12/17	215,477
	Petroleos Mexicanos
87,000	4.88%, due 03/15/15	90,371
90,000	3.50%, due 07/18/18	93,375
		1,528,179
	Road & Rail — 2.7%

	Russian Railways via RZD Capital PLC
102,000	5.74%, due 04/03/17	109,905
	Transnet SOC Ltd.
201,000	4.50%, due 02/10/16	211,160
		321,065
	Total Corporate Bonds (Cost $4,596,407)	4,569,256

	U.S. Government & Agency Security — 0.2%

	Federal Home Loan Bank
27,316	0.00%, due 03/03/14	27,316
	Total U.S. Government & Agency Security (Cost $27,316)	27,316

	Repurchase Agreements (a) — 1.9%

223,538	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $223,538	223,538
	Total Repurchase Agreements (Cost $223,538)	223,538

	Total Investment Securities (Cost $12,001,714) — 99.4%	11,954,973
	Other assets less liabilities — 0.6%	75,271
	Net Assets — 100.0%	$12,030,244

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,812
Aggregate gross unrealized depreciation	(93,553)
Net unrealized depreciation	$(46,741)
Federal income tax cost of investments	$12,001,714

See accompanying notes to schedules of portfolio investments.

Short Term USD Emerging Markets Bond ETF invested, as a percentage of net assets, in the following countries as of February 28, 2014:

Venezuela	9.0%
Turkey	8.8%
Indonesia	7.7%
Qatar	7.7%
Ukraine	6.7%
Luxembourg	6.4%
Mexico	6.0%
Brazil	4.1%
Cayman Islands	3.6%
Hungary	3.5%
Netherlands	3.4%
Sri Lanka	3.4%
Colombia	3.3%
Poland	3.3%
Ireland	2.8%
Philippines	2.8%
Lithuania	2.6%
Croatia	2.3%
South Africa	2.1%
United Kingdom	2.0%
United States	1.9%
Latvia	1.8%
Panama	1.1%
Peru	0.7%
Russia	0.3%
Other (1)	2.7%
100.0%

(1)   Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Global Listed Private Equity ETF

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks — 98.5%
	Financials — 98.5%

99,583	3i Group PLC	$702,591
5,427	Altamir	82,451
35,145	American Capital Ltd.*	546,856
32,816	Apollo Investment Corp.	280,905
35,914	Ares Capital Corp.	647,530
10,231	BlackRock Kelso Capital Corp.	97,502
41,552	Brait SE*	180,455
5,867	Compass Diversified Holdings	109,948
1,531	Deutsche Beteiligungs AG	46,118
5,405	Electra Private Equity PLC*	249,094
3,779	Eurazeo S.A.	296,512
21,161	Fifth Street Finance Corp.	207,801
2,799	Gimv N.V.	141,374
6,340	Golub Capital BDC, Inc.	118,938
17,749	GP Investments Ltd. (BDR)*	30,696
1,115	HBM Healthcare Investments AG, Class A*	100,955
8,822	Hercules Technology Growth Capital, Inc.	138,858
40,439	Intermediate Capital Group PLC	305,031
5,629	Main Street Capital Corp.	197,578
101,159	Marfin Investment Group Holdings S.A.*	66,644
9,636	MCG Capital Corp.	42,495
3,014	MVC Capital, Inc.	43,763
11,207	Onex Corp.	597,329
9,871	PennantPark Investment Corp.	112,924
25,671	Prospect Capital Corp.	283,408
28,884	Ratos AB, Class B	269,196
3,125	Safeguard Scientifics, Inc.*	61,281
6,397	Solar Capital Ltd.	142,141
3,991	Triangle Capital Corp.	112,187
2,001	Wendel S.A.	300,965
		6,513,526
	Total Common Stocks (Cost $6,225,848)	6,513,526

Principal Amount
	U.S. Government & Agency Security — 0.2%

	Federal Home Loan Bank
$13,921	0.00%, due 03/03/14	13,921
	Total U.S. Government & Agency Security (Cost $13,921)	13,921

	Repurchase Agreements (a) — 1.7%

113,924	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $113,924	113,924
	Total Repurchase Agreements (Cost $113,924)	113,924

	Total Investment Securities (Cost $6,353,693) — 100.4%	6,641,371
	Liabilities in excess of other assets — (0.4%)	(27,003)
	Net Assets — 100.0%	$6,614,368

*                 Non-income producing security.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

BDR       Brazilian Depositary Receipt

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$353,545
Aggregate gross unrealized depreciation	(70,912)
Net unrealized appreciation	$282,633
Federal income tax cost of investments	$6,358,738

See accompanying notes to schedules of portfolio investments.

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks — 17.5%
	Consumer Discretionary — 2.2%

137	Amazon.com, Inc.*	$49,608
24	AutoNation, Inc.*	1,263
13	AutoZone, Inc.*	7,000
79	Bed Bath & Beyond, Inc.*	5,358
101	Best Buy Co., Inc.	2,690
84	BorgWarner, Inc.	5,162
79	Cablevision Systems Corp., Class A	1,390
83	CarMax, Inc.*	4,020
162	Carnival Corp.	6,425
206	CBS Corp. (Non-Voting), Class B	13,818
11	Chipotle Mexican Grill, Inc.*	6,217
104	Coach, Inc.	5,076
964	Comcast Corp., Class A	49,829
105	D.R. Horton, Inc.	2,579
48	Darden Restaurants, Inc.	2,451
104	Delphi Automotive PLC	6,923
181	DIRECTV*	14,046
83	Discovery Communications, Inc., Class A*	6,916
109	Dollar General Corp.*	6,529
77	Dollar Tree, Inc.*	4,217
38	Expedia, Inc.	2,984
36	Family Dollar Stores, Inc.	2,358
1,459	Ford Motor Co.	22,454
18	Fossil Group, Inc.*	2,068
43	GameStop Corp., Class A	1,604
84	Gannett Co., Inc.	2,499
98	Gap, Inc. (The)	4,287
46	Garmin Ltd.	2,468
482	General Motors Co.*	17,448
57	Genuine Parts Co.	5,021
91	Goodyear Tire & Rubber Co. (The)	2,445
2	Graham Holdings Co., Class B	1,437
101	H&R Block, Inc.	3,196
82	Harley-Davidson, Inc.	5,417
25	Harman International Industries, Inc.	2,618
43	Hasbro, Inc.	2,372
521	Home Depot, Inc. (The)	42,738
92	International Game Technology	1,388
154	Interpublic Group of Cos., Inc. (The)	2,729
253	Johnson Controls, Inc.	12,498
74	Kohl’s Corp.	4,158
90	L Brands, Inc.	5,070
52	Leggett & Platt, Inc.	1,667
65	Lennar Corp., Class A	2,852
387	Lowe’s Cos., Inc.	19,362
136	Macy’s, Inc.	7,869
83	Marriott International, Inc., Class A	4,501
125	Mattel, Inc.	4,664
368	McDonald’s Corp.	35,015
66	Michael Kors Holdings Ltd.*	6,470
23	Mohawk Industries, Inc.*	3,255
22	Netflix, Inc.*	9,804
106	Newell Rubbermaid, Inc.	3,404
184	News Corp., Class A*	3,373
276	NIKE, Inc., Class B	21,611
53	Nordstrom, Inc.	3,258
95	Omnicom Group, Inc.	7,190
40	O’Reilly Automotive, Inc.*	6,034
38	PetSmart, Inc.	2,548
19	priceline.com, Inc.*	25,628
128	PulteGroup, Inc.	2,687
30	PVH Corp.	3,793
22	Ralph Lauren Corp.	3,544
80	Ross Stores, Inc.	5,824
41	Scripps Networks Interactive, Inc., Class A	3,331
244	Staples, Inc.	3,316
279	Starbucks Corp.	19,798
71	Starwood Hotels & Resorts Worldwide, Inc.	5,855
234	Target Corp.	14,634
41	Tiffany & Co.	3,823
104	Time Warner Cable, Inc.	14,596
335	Time Warner, Inc.	22,489
263	TJX Cos., Inc. (The)	16,164
52	Tractor Supply Co.	3,669
41	TripAdvisor, Inc.*	4,110
726	Twenty-First Century Fox, Inc., Class A	24,350
40	Urban Outfitters, Inc.*	1,498
130	VF Corp.	7,617
150	Viacom, Inc., Class B	13,159
605	Walt Disney Co. (The)	48,890
29	Whirlpool Corp.	4,194
48	Wyndham Worldwide Corp.	3,498
30	Wynn Resorts Ltd.	7,275
165	Yum! Brands, Inc.	12,223
		769,616
	Consumer Staples — 1.7%

740	Altria Group, Inc.	26,832
243	Archer-Daniels-Midland Co.	9,866
160	Avon Products, Inc.	2,475
60	Beam, Inc.	4,978
60	Brown-Forman Corp., Class B	5,028
66	Campbell Soup Co.	2,858
48	Clorox Co. (The)	4,189
1,405	Coca-Cola Co. (The)	53,671
89	Coca-Cola Enterprises, Inc.	4,190
325	Colgate-Palmolive Co.	20,420
156	ConAgra Foods, Inc.	4,430
62	Constellation Brands, Inc., Class A*	5,024
162	Costco Wholesale Corp.	18,922
440	CVS Caremark Corp.	32,182
74	Dr. Pepper Snapple Group, Inc.	3,856
95	Estee Lauder Cos., Inc. (The), Class A	6,540
235	General Mills, Inc.	11,757
55	Hershey Co. (The)	5,820
50	Hormel Foods Corp.	2,373
39	J.M. Smucker Co. (The)	3,900
95	Kellogg Co.	5,766
141	Kimberly-Clark Corp.	15,559
220	Kraft Foods Group, Inc.	12,159
193	Kroger Co. (The)	8,094
136	Lorillard, Inc.	6,672
49	McCormick & Co., Inc. (Non-Voting)	3,254
75	Mead Johnson Nutrition Co.	6,116
59	Molson Coors Brewing Co., Class B	3,353
649	Mondelez International, Inc., Class A	22,086
50	Monster Beverage Corp.*	3,700
567	PepsiCo, Inc.	45,400
593	Philip Morris International, Inc.	47,980
1,006	Procter & Gamble Co. (The)	79,132
116	Reynolds American, Inc.	5,896

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
91	Safeway, Inc.	$3,408
215	Sysco Corp.	7,744
100	Tyson Foods, Inc., Class A	3,945
322	Walgreen Co.	21,880
599	Wal-Mart Stores, Inc.	44,745
138	Whole Foods Market, Inc.	7,459
		583,659
	Energy — 1.7%

186	Anadarko Petroleum Corp.	15,654
148	Apache Corp.	11,735
164	Baker Hughes, Inc.	10,378
156	Cabot Oil & Gas Corp.	5,460
88	Cameron International Corp.*	5,637
187	Chesapeake Energy Corp.	4,845
712	Chevron Corp.	82,115
453	ConocoPhillips	30,125
85	CONSOL Energy, Inc.	3,409
136	Denbury Resources, Inc.	2,225
141	Devon Energy Corp.	9,083
26	Diamond Offshore Drilling, Inc.	1,230
86	Ensco PLC, Class A	4,529
101	EOG Resources, Inc.	19,131
56	EQT Corp.	5,728
1,616	Exxon Mobil Corp.	155,572
88	FMC Technologies, Inc.*	4,421
314	Halliburton Co.	17,898
40	Helmerich & Payne, Inc.	3,950
105	Hess Corp.	8,403
249	Kinder Morgan, Inc.	7,931
258	Marathon Oil Corp.	8,643
111	Marathon Petroleum Corp.	9,324
65	Murphy Oil Corp.	3,859
96	Nabors Industries Ltd.	2,210
158	National Oilwell Varco, Inc.	12,172
50	Newfield Exploration Co.*	1,410
94	Noble Corp. PLC	2,919
133	Noble Energy, Inc.	9,145
298	Occidental Petroleum Corp.	28,763
100	Peabody Energy Corp.	1,756
222	Phillips 66	16,619
53	Pioneer Natural Resources Co.	10,663
66	QEP Resources, Inc.	1,909
60	Range Resources Corp.	5,163
46	Rowan Cos. PLC, Class A*	1,535
487	Schlumberger Ltd.	45,291
130	Southwestern Energy Co.*	5,374
248	Spectra Energy Corp.	9,245
49	Tesoro Corp.	2,499
125	Transocean Ltd.	5,300
200	Valero Energy Corp.	9,596
253	Williams Cos., Inc. (The)	10,449
74	WPX Energy, Inc.*	1,304
		614,607
	Financials — 2.8%

126	ACE Ltd.	12,332
172	Aflac, Inc.	11,022
168	Allstate Corp. (The)	9,116
341	American Express Co.	31,126
545	American International Group, Inc.	27,125
146	American Tower Corp. (REIT)	11,895
72	Ameriprise Financial, Inc.	7,847
111	Aon PLC	9,502
54	Apartment Investment & Management Co., Class A (REIT)	1,614
27	Assurant, Inc.	1,772
45	AvalonBay Communities, Inc. (REIT)	5,804
3,946	Bank of America Corp.	65,227
425	Bank of New York Mellon Corp. (The)	13,600
261	BB&T Corp.	9,866
666	Berkshire Hathaway, Inc., Class B*	77,109
47	BlackRock, Inc.	14,327
57	Boston Properties, Inc. (REIT)	6,409
213	Capital One Financial Corp.	15,641
103	CBRE Group, Inc., Class A*	2,879
429	Charles Schwab Corp. (The)	11,373
93	Chubb Corp. (The)	8,136
55	Cincinnati Financial Corp.	2,578
1,122	Citigroup, Inc.	54,563
117	CME Group, Inc.	8,637
68	Comerica, Inc.	3,276
124	Crown Castle International Corp. (REIT)*	9,412
177	Discover Financial Services	10,156
106	E*TRADE Financial Corp.*	2,382
124	Equity Residential (REIT)	7,250
327	Fifth Third Bancorp	7,094
149	Franklin Resources, Inc.	7,934
199	General Growth Properties, Inc. (REIT)	4,382
183	Genworth Financial, Inc., Class A*	2,844
156	Goldman Sachs Group, Inc. (The)	25,966
165	Hartford Financial Services Group, Inc. (The)	5,806
169	HCP, Inc. (REIT)	6,552
107	Health Care REIT, Inc. (REIT)	6,285
280	Host Hotels & Resorts, Inc. (REIT)	5,508
176	Hudson City Bancorp, Inc.	1,672
310	Huntington Bancshares, Inc./OH	2,954
43	IntercontinentalExchange Group, Inc.	8,980
164	Invesco Ltd.	5,625
1,391	JPMorgan Chase & Co.	79,037
332	KeyCorp	4,372
152	Kimco Realty Corp. (REIT)	3,384
39	Legg Mason, Inc.	1,792
116	Leucadia National Corp.	3,241
97	Lincoln National Corp.	4,863
113	Loews Corp.	4,913
48	M&T Bank Corp.	5,596
52	Macerich Co. (The) (REIT)	3,127
203	Marsh & McLennan Cos., Inc.	9,776
100	McGraw Hill Financial, Inc.	7,966
415	MetLife, Inc.	21,028
70	Moody’s Corp.	5,530
513	Morgan Stanley	15,800
43	NASDAQ OMX Group, Inc. (The)	1,651
83	Northern Trust Corp.	5,134
118	People’s United Financial, Inc.	1,672
65	Plum Creek Timber Co., Inc. (REIT)	2,814
197	PNC Financial Services Group, Inc. (The)	16,111
101	Principal Financial Group, Inc.	4,580
204	Progressive Corp. (The)	4,996
185	Prologis, Inc. (REIT)	7,620
171	Prudential Financial, Inc.	14,463
53	Public Storage (REIT)	8,957
510	Regions Financial Corp.	5,426

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
115	Simon Property Group, Inc. (REIT)	$18,548
161	SLM Corp.	3,854
162	State Street Corp.	10,639
198	SunTrust Banks, Inc.	7,461
97	T. Rowe Price Group, Inc.	7,873
33	Torchmark Corp.	2,558
135	Travelers Cos., Inc. (The)	11,318
676	U.S. Bancorp/MN	27,811
97	Unum Group	3,374
109	Ventas, Inc. (REIT)	6,805
64	Vornado Realty Trust (REIT)	6,163
1,774	Wells Fargo & Co.	82,349
216	Weyerhaeuser Co. (REIT)	6,374
105	XL Group PLC	3,192
68	Zions Bancorp.	2,122
		987,868
	Health Care — 2.4%

572	Abbott Laboratories	22,754
589	AbbVie, Inc.	29,986
64	Actavis PLC*	14,133
136	Aetna, Inc.	9,889
122	Agilent Technologies, Inc.	6,946
73	Alexion Pharmaceuticals, Inc.*	12,906
110	Allergan, Inc.	13,970
85	AmerisourceBergen Corp.	5,767
279	Amgen, Inc.	34,602
201	Baxter International, Inc.	13,970
72	Becton, Dickinson and Co.	8,296
87	Biogen Idec, Inc.*	29,639
494	Boston Scientific Corp.*	6,471
609	Bristol-Myers Squibb Co.	32,746
29	C.R. Bard, Inc.	4,181
126	Cardinal Health, Inc.	9,013
78	CareFusion Corp.*	3,161
152	Celgene Corp.*	24,434
109	Cerner Corp.*	6,689
102	Cigna Corp.	8,118
170	Covidien PLC	12,232
65	DaVita HealthCare Partners, Inc.*	4,468
53	DENTSPLY International, Inc.	2,405
40	Edwards Lifesciences Corp.*	2,790
367	Eli Lilly & Co.	21,877
298	Express Scripts Holding Co.*	22,442
88	Forest Laboratories, Inc.*	8,586
567	Gilead Sciences, Inc.*	46,942
61	Hospira, Inc.*	2,640
58	Humana, Inc.	6,523
14	Intuitive Surgical, Inc.*	6,228
1,044	Johnson & Johnson	96,173
32	Laboratory Corp. of America Holdings*	2,993
85	McKesson Corp.	15,049
369	Medtronic, Inc.	21,867
1,081	Merck & Co., Inc.	61,606
142	Mylan, Inc.*	7,891
31	Patterson Cos., Inc.	1,276
42	PerkinElmer, Inc.	1,903
49	Perrigo Co. PLC	8,058
2,398	Pfizer, Inc.	77,000
54	Quest Diagnostics, Inc.	2,862
29	Regeneron Pharmaceuticals, Inc.*	9,643
108	St. Jude Medical, Inc.	7,271
109	Stryker Corp.	8,746
37	Tenet Healthcare Corp.*	1,632
147	Thermo Fisher Scientific, Inc.	18,307
372	UnitedHealth Group, Inc.	28,744
39	Varian Medical Systems, Inc.*	3,269
86	Vertex Pharmaceuticals, Inc.*	6,954
31	Waters Corp.*	3,453
109	WellPoint, Inc.	9,874
63	Zimmer Holdings, Inc.	5,912
185	Zoetis, Inc.	5,739
		841,026
	Industrials — 1.9%

237	3M Co.	31,931
68	ADT Corp. (The)	2,088
33	Allegion PLC*	1,794
91	AMETEK, Inc.	4,845
256	Boeing Co. (The)	33,003
56	C.H. Robinson Worldwide, Inc.	2,904
235	Caterpillar, Inc.	22,788
37	Cintas Corp.	2,244
375	CSX Corp.	10,391
64	Cummins, Inc.	9,339
222	Danaher Corp.	16,981
142	Deere & Co.	12,202
317	Delta Air Lines, Inc.	10,528
63	Dover Corp.	5,941
14	Dun & Bradstreet Corp. (The)	1,389
176	Eaton Corp. PLC	13,149
260	Emerson Electric Co.	16,968
45	Equifax, Inc.	3,153
76	Expeditors International of Washington, Inc.	3,003
101	Fastenal Co.	4,766
110	FedEx Corp.	14,666
52	Flowserve Corp.	4,223
60	Fluor Corp.	4,661
124	General Dynamics Corp.	13,583
3,743	General Electric Co.	95,334
290	Honeywell International, Inc.	27,388
151	Illinois Tool Works, Inc.	12,457
99	Ingersoll-Rand PLC	6,053
63	Iron Mountain, Inc.	1,714
49	Jacobs Engineering Group, Inc.*	2,972
39	Joy Global, Inc.	2,145
41	Kansas City Southern	3,851
33	L-3 Communications Holdings, Inc.	3,808
100	Lockheed Martin Corp.	16,230
132	Masco Corp.	3,082
94	Nielsen Holdings N.V.	4,450
114	Norfolk Southern Corp.	10,478
82	Northrop Grumman Corp.	9,924
131	PACCAR, Inc.	8,625
41	Pall Corp.	3,526
55	Parker Hannifin Corp.	6,630
74	Pentair Ltd.	5,980
75	Pitney Bowes, Inc.	1,909
54	Precision Castparts Corp.	13,925
80	Quanta Services, Inc.*	2,817
118	Raytheon Co.	11,553
100	Republic Services, Inc.	3,411
51	Robert Half International, Inc.	2,088
51	Rockwell Automation, Inc.	6,265
50	Rockwell Collins, Inc.	4,127
37	Roper Industries, Inc.	5,018
19	Ryder System, Inc.	1,431
22	Snap-on, Inc.	2,468
258	Southwest Airlines Co.	5,790
57	Stanley Black & Decker, Inc.	4,733

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
32	Stericycle, Inc.*	$3,648
104	Textron, Inc.	4,129
172	Tyco International Ltd.	7,255
170	Union Pacific Corp.	30,665
264	United Parcel Service, Inc., Class B	25,283
312	United Technologies Corp.	36,510
23	W.W. Grainger, Inc.	5,865
161	Waste Management, Inc.	6,681
68	Xylem, Inc.	2,676
		659,434
	Information Technology — 3.3%

235	Accenture PLC, Class A	19,587
172	Adobe Systems, Inc.*	11,801
66	Akamai Technologies, Inc.*	4,035
18	Alliance Data Systems Corp.*	5,132
119	Altera Corp.	4,321
59	Amphenol Corp., Class A	5,193
115	Analog Devices, Inc.	5,844
333	Apple, Inc.	175,238
446	Applied Materials, Inc.	8,456
83	Autodesk, Inc.*	4,354
178	Automatic Data Processing, Inc.	13,845
200	Broadcom Corp., Class A	5,944
120	CA, Inc.	4,020
1,978	Cisco Systems, Inc.	43,120
69	Citrix Systems, Inc.*	4,143
112	Cognizant Technology Solutions Corp., Class A*	11,655
54	Computer Sciences Corp.	3,413
535	Corning, Inc.	10,309
431	eBay, Inc.*	25,330
114	Electronic Arts, Inc.*	3,259
761	EMC Corp.	20,068
29	F5 Networks, Inc.*	3,258
609	Facebook, Inc., Class A*	41,692
108	Fidelity National Information Services, Inc.	6,006
26	First Solar, Inc.*	1,484
95	Fiserv, Inc.*	5,515
52	FLIR Systems, Inc.	1,775
104	Google, Inc., Class A*	126,428
40	Harris Corp.	2,953
711	Hewlett-Packard Co.	21,245
1,839	Intel Corp.	45,534
378	International Business Machines Corp.	69,994
105	Intuit, Inc.	8,206
68	Jabil Circuit, Inc.	1,259
187	Juniper Networks, Inc.*	5,000
62	KLA-Tencor Corp.	4,039
60	Lam Research Corp.*	3,104
87	Linear Technology Corp.	4,075
202	LSI Corp.	2,240
383	MasterCard, Inc., Class A	29,767
73	Microchip Technology, Inc.	3,325
389	Micron Technology, Inc.*	9,410
2,811	Microsoft Corp.	107,689
85	Motorola Solutions, Inc.	5,627
126	NetApp, Inc.	5,092
214	NVIDIA Corp.	3,933
1,298	Oracle Corp.	50,765
120	Paychex, Inc.	5,011
625	QUALCOMM, Inc.	47,056
70	Red Hat, Inc.*	4,129
205	Salesforce.com, Inc.*	12,786
84	SanDisk Corp.	6,241
121	Seagate Technology PLC	6,315
258	Symantec Corp.	5,542
152	TE Connectivity Ltd.	8,904
60	Teradata Corp.*	2,755
405	Texas Instruments, Inc.	18,209
62	Total System Services, Inc.	1,888
48	VeriSign, Inc.*	2,645
188	Visa, Inc., Class A	42,477
78	Western Digital Corp.	6,785
204	Western Union Co. (The)	3,413
428	Xerox Corp.	4,704
99	Xilinx, Inc.	5,168
349	Yahoo!, Inc.*	13,496
		1,156,006
	Materials — 0.6%

78	Air Products & Chemicals, Inc.	9,463
25	Airgas, Inc.	2,695
396	Alcoa, Inc.	4,649
40	Allegheny Technologies, Inc.	1,271
36	Avery Dennison Corp.	1,794
54	Ball Corp.	3,000
38	Bemis Co., Inc.	1,493
21	CF Industries Holdings, Inc.	5,269
57	Cliffs Natural Resources, Inc.	1,142
449	Dow Chemical Co. (The)	21,871
343	E.I. du Pont de Nemours & Co.	22,851
57	Eastman Chemical Co.	4,983
100	Ecolab, Inc.	10,775
49	FMC Corp.	3,782
384	Freeport-McMoRan Copper & Gold, Inc.	12,526
30	International Flavors & Fragrances, Inc.	2,814
164	International Paper Co.	8,018
162	LyondellBasell Industries N.V., Class A	14,269
66	MeadWestvaco Corp.	2,470
195	Monsanto Co.	21,454
126	Mosaic Co. (The)	6,156
184	Newmont Mining Corp.	4,280
118	Nucor Corp.	5,928
61	Owens-Illinois, Inc.*	2,069
53	PPG Industries, Inc.	10,484
109	Praxair, Inc.	14,210
73	Sealed Air Corp.	2,485
32	Sherwin-Williams Co. (The)	6,415
44	Sigma-Aldrich Corp.	4,154
54	United States Steel Corp.	1,308
48	Vulcan Materials Co.	3,261
		217,339
	Telecommunication Services — 0.4%

1,949	AT&T, Inc.	62,232
219	CenturyLink, Inc.	6,846
370	Frontier Communications Corp.	1,806
1,531	Verizon Communications, Inc.	72,845
221	Windstream Holdings, Inc.	1,772
		145,501
	Utilities — 0.5%

243	AES Corp. (The)	3,317
44	AGL Resources, Inc.	2,070
90	Ameren Corp.	3,637
180	American Electric Power Co., Inc.	9,036

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
159	CenterPoint Energy, Inc.	$3,760
98	CMS Energy Corp.	2,786
108	Consolidated Edison, Inc.	6,053
215	Dominion Resources, Inc.	14,921
65	DTE Energy Co.	4,664
261	Duke Energy Corp.	18,500
121	Edison International	6,337
66	Entergy Corp.	4,212
317	Exelon Corp.	9,640
155	FirstEnergy Corp.	4,771
30	Integrys Energy Group, Inc.	1,718
159	NextEra Energy, Inc.	14,531
116	NiSource, Inc.	4,039
117	Northeast Utilities	5,201
120	NRG Energy, Inc.	3,488
76	ONEOK, Inc.	4,495
92	Pepco Holdings, Inc.	1,876
166	PG&E Corp.	7,314
41	Pinnacle West Capital Corp.	2,282
233	PPL Corp.	7,524
187	Public Service Enterprise Group, Inc.	6,855
52	SCANA Corp.	2,574
84	Sempra Energy	7,936
326	Southern Co. (The)	13,806
76	TECO Energy, Inc.	1,275
84	Wisconsin Energy Corp.	3,693
184	Xcel Energy, Inc.	5,573
		187,884
	Total Common Stocks (Cost $5,786,859)	6,162,940
Principal Amount

	U.S. Government & Agency Securities — 64.9%
	Federal Home Loan Bank
$607,613	0.00%, due 03/03/14	607,613
	U.S. Treasury Bill
22,286,000	0.00%, due 05/08/14	22,283,927
	Total U.S. Government & Agency Securities (Cost $22,891,403)	22,891,540

	Repurchase Agreements (a) — 14.1%
4,972,325	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $4,972,344	4,972,325
	Total Repurchase Agreements (Cost $4,972,325)	4,972,325

	Total Investment Securities (Cost $33,650,587) — 96.5%	34,026,805
	Other assets less liabilities — 3.5%	1,252,150
	Net Assets — 100.0%	$35,278,955

*                 Non-income producing security.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT              Real Estate Investment Trust

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$441,156
Aggregate gross unrealized depreciation	(65,363)
Net unrealized appreciation	$375,793
Federal income tax cost of investments	$33,651,012

Futures Contracts Purchased

Hedge Replication ETF had the following open long futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
EURO FX Currency Futures Contracts	2	03/17/14	$345,075	$3,545

Cash collateral in the amount of $4,895 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Hedge Replication ETF had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Total Return Index	(0.09)%	11/06/15	$1,079,594	$38,053

Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Total Return Index	0.46%	11/06/15	1,771,080	76,108

Swap Agreement with Credit Suisse International, based on the iShares® MSCI EAFE ETF	(0.44)%	11/06/15	(853,809)	(17,896)

Swap Agreement with Credit Suisse International, based on the iShares® MSCI Emerging Markets ETF	(0.09)%	11/06/15	4,969,833	(279,583)

				$(183,318)

See accompanying notes to schedules of portfolio investments.

Large Cap Core Plus

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 98.0%
	Consumer Discretionary — 13.7%

3,327	Amazon.com, Inc.*	$1,204,707
14,426	AutoNation, Inc.*	759,385
1,327	AutoZone, Inc.*	714,510
15,305	Best Buy Co., Inc.	407,572
37,994	Cablevision Systems Corp., Class A	668,694
22,151	Carnival Corp.	878,509
10,968	Coach, Inc.	535,348
20,684	Comcast Corp., Class A	1,069,156
5,559	Darden Restaurants, Inc.	283,843
15,120	DIRECTV*	1,173,312
2,630	Discovery Communications, Inc., Class A*	219,132
3,021	Dollar General Corp.*	180,958
13,578	Dollar Tree, Inc.*	743,667
1,261	Expedia, Inc.	99,026
8,762	Family Dollar Stores, Inc.	573,911
57,859	Ford Motor Co.	890,450
5,713	Fossil Group, Inc.*	656,481
12,936	GameStop Corp., Class A	482,642
6,927	Gap, Inc. (The)	303,056
31,847	General Motors Co.*	1,152,861
9,340	Genuine Parts Co.	822,761
31,329	Goodyear Tire & Rubber Co. (The)	841,810
999	Graham Holdings Co., Class B	717,981
22,478	H&R Block, Inc.	711,204
24,253	Home Depot, Inc. (The)	1,989,474
740	Johnson Controls, Inc.	36,556
8,194	Kohl’s Corp.	460,421
13,892	L Brands, Inc.	782,536
24,571	Leggett & Platt, Inc.	787,501
8,289	Macy’s, Inc.	479,602
16,610	Marriott International, Inc., Class A	900,760
4,087	McDonald’s Corp.	388,878
2,150	Mohawk Industries, Inc.*	304,289
8,652	NIKE, Inc., Class B	677,452
11,442	PetSmart, Inc.	767,300
153	priceline.com, Inc.*	206,373
39,653	PulteGroup, Inc.	832,316
4,251	Ralph Lauren Corp.	684,751
11,254	Ross Stores, Inc.	819,291
9,575	Scripps Networks Interactive, Inc., Class A	777,873
8,495	Staples, Inc.	115,447
11,100	Starwood Hotels & Resorts Worldwide, Inc.	915,306
14,666	Time Warner, Inc.	984,529
5,662	Tractor Supply Co.	399,511
7,874	Twenty-First Century Fox, Inc., Class A	264,094
1,295	Viacom, Inc., Class B	113,610
9,409	Walt Disney Co. (The)	760,341
5,953	Whirlpool Corp.	860,982
11,132	Wyndham Worldwide Corp.	811,300
2,453	Wynn Resorts Ltd.	594,828
		32,806,297
	Consumer Staples — 7.7%

7,246	Altria Group, Inc.	262,740
24,421	Archer-Daniels-Midland Co.	991,493
2,271	Clorox Co. (The)	198,213
23,022	Coca-Cola Co. (The)	879,440
214	Colgate-Palmolive Co.	13,446
28,880	ConAgra Foods, Inc.	820,192
10,708	Constellation Brands, Inc., Class A*	867,669
2,105	Costco Wholesale Corp.	245,864
8,057	CVS Caremark Corp.	589,289
16,204	Dr. Pepper Snapple Group, Inc.	844,390
3,334	Estee Lauder Cos., Inc. (The), Class A	229,513
17,343	Hormel Foods Corp.	822,925
12,113	Kellogg Co.	735,138
9,317	Kimberly-Clark Corp.	1,028,131
5,104	Kraft Foods Group, Inc.	282,098
24,719	Kroger Co. (The)	1,036,715
18,167	Lorillard, Inc.	891,273
13,580	Molson Coors Brewing Co., Class B	771,751
24,298	PepsiCo, Inc.	1,945,541
10,135	Philip Morris International, Inc.	820,023
20,890	Procter & Gamble Co. (The)	1,643,207
22,844	Safeway, Inc.	855,508
22,009	Tyson Foods, Inc., Class A	868,255
8,894	Wal-Mart Stores, Inc.	664,382
970	Whole Foods Market, Inc.	52,429
		18,359,625
	Energy — 10.7%

12,604	Anadarko Petroleum Corp.	1,060,753
16,657	Baker Hughes, Inc.	1,054,055
22,866	Cabot Oil & Gas Corp.	800,310
33,926	Chesapeake Energy Corp.	879,023
15,617	Chevron Corp.	1,801,109
23,537	ConocoPhillips	1,565,210
21,080	CONSOL Energy, Inc.	845,308
2,037	Denbury Resources, Inc.	33,325
13,559	Devon Energy Corp.	873,471
11,364	Diamond Offshore Drilling, Inc.	537,517
12,884	Ensco PLC, Class A	678,471
3,675	EOG Resources, Inc.	696,119
9,028	EQT Corp.	923,474
40,285	Exxon Mobil Corp.	3,878,237
7,308	Helmerich & Payne, Inc.	721,665
8,112	Hess Corp.	649,203
27,200	Kinder Morgan, Inc.	866,320
14,175	Marathon Oil Corp.	474,863
10,158	Marathon Petroleum Corp.	853,272
14,439	Murphy Oil Corp.	857,243
9,316	Nabors Industries Ltd.	214,454
3,884	National Oilwell Varco, Inc.	299,223
3,164	Newfield Exploration Co.*	89,193
25,273	Noble Corp. PLC	784,727
1,232	Occidental Petroleum Corp.	118,913
45,522	Peabody Energy Corp.	799,366
688	Phillips 66	51,504
24,156	QEP Resources, Inc.	698,833
705	Range Resources Corp.	60,665
23,289	Rowan Cos. PLC, Class A*	776,921
7,290	Schlumberger Ltd.	677,970
10,380	Tesoro Corp.	529,484
12,872	Valero Energy Corp.	617,599
		25,767,800
	Financials — 17.5%

9,237	ACE Ltd.	904,025
15,207	Aflac, Inc.	974,465
17,660	Allstate Corp. (The)	958,232
2,030	American Express Co.	185,298
2,240	American International Group, Inc.	111,485
8,286	Ameriprise Financial, Inc.	903,091
8,805	Aon PLC	753,708

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
25,258	Apartment Investment & Management Co., Class A (REIT)	$754,962
11,858	Assurant, Inc.	778,241
74,475	Bank of America Corp.	1,231,072
25,264	Berkshire Hathaway, Inc., Class B*	2,925,066
3,649	BlackRock, Inc.	1,112,361
15,333	Capital One Financial Corp.	1,125,902
45,681	Citigroup, Inc.	2,221,467
8,160	CME Group, Inc.	602,371
42,517	Fifth Third Bancorp	922,406
16,837	Franklin Resources, Inc.	896,570
50,997	Genworth Financial, Inc., Class A*	792,493
589	Goldman Sachs Group, Inc. (The)	98,039
23,687	HCP, Inc. (REIT)	918,345
45,743	Host Hotels & Resorts, Inc. (REIT)	899,765
21,110	Huntington Bancshares, Inc./OH	201,178
11,948	Invesco Ltd.	409,816
28,441	JPMorgan Chase & Co.	1,616,018
39,219	KeyCorp	516,514
29,587	Kimco Realty Corp. (REIT)	658,607
152	Lincoln National Corp.	7,620
19,363	Loews Corp.	841,903
4,900	M&T Bank Corp.	571,291
13,225	Macerich Co. (The) (REIT)	795,219
20,503	Marsh & McLennan Cos., Inc.	987,425
686	McGraw Hill Financial, Inc.	54,647
5,087	MetLife, Inc.	257,758
10,892	Moody’s Corp.	860,468
38,402	Morgan Stanley	1,182,782
19,481	NASDAQ OMX Group, Inc. (The)	747,876
13,494	Plum Creek Timber Co., Inc. (REIT)	584,155
14,451	PNC Financial Services Group, Inc. (The)	1,181,803
14,110	Principal Financial Group, Inc.	639,889
29,758	Progressive Corp. (The)	728,773
5,869	Public Storage (REIT)	991,861
83,656	Regions Financial Corp.	890,100
3,759	Simon Property Group, Inc. (REIT)	606,289
10,979	T. Rowe Price Group, Inc.	891,165
2,322	U.S. Bancorp/MN	95,527
22,776	Unum Group	792,149
67,227	Wells Fargo & Co.	3,120,677
29,368	Weyerhaeuser Co. (REIT)	866,650
23,686	XL Group PLC	720,054
		41,887,578
	Health Care — 10.1%

6,339	Abbott Laboratories	252,166
13,542	AbbVie, Inc.	689,423
2,969	Aetna, Inc.	215,876
2,158	Alexion Pharmaceuticals, Inc.*	381,534
8,919	Allergan, Inc.	1,132,713
12,875	AmerisourceBergen Corp.	873,569
4,472	Amgen, Inc.	554,618
8,308	Becton, Dickinson and Co.	957,248
2,148	Biogen Idec, Inc.*	731,781
4,725	Bristol-Myers Squibb Co.	254,063
5,993	C.R. Bard, Inc.	863,951
13,835	Cardinal Health, Inc.	989,618
4,491	Celgene Corp.*	721,928
12,419	DaVita HealthCare Partners, Inc.*	853,558
13,640	DENTSPLY International, Inc.	618,983
3,253	Edwards Lifesciences Corp.*	226,929
24,182	Eli Lilly & Co.	1,441,489
12,707	Forest Laboratories, Inc.*	1,239,822
18,684	Gilead Sciences, Inc.*	1,546,848
9,081	Humana, Inc.	1,021,249
88	Intuitive Surgical, Inc.*	39,145
23,225	Johnson & Johnson	2,139,487
4,128	McKesson Corp.	730,862
11,163	Medtronic, Inc.	661,519
19,274	Merck & Co., Inc.	1,098,425
57,109	Pfizer, Inc.	1,833,770
1,546	Regeneron Pharmaceuticals, Inc.*	514,045
2,308	UnitedHealth Group, Inc.	178,339
3,218	Varian Medical Systems, Inc.*	269,765
1,880	Vertex Pharmaceuticals, Inc.*	152,017
10,671	WellPoint, Inc.	966,686
		24,151,426
	Industrials — 11.0%

1,741	3M Co.	234,565
17,553	ADT Corp. (The)	539,053
16,490	AMETEK, Inc.	877,928
2,490	Boeing Co. (The)	321,011
11,987	C.H. Robinson Worldwide, Inc.	621,646
13,047	Cintas Corp.	791,431
21,147	CSX Corp.	585,983
12,145	Deere & Co.	1,043,620
31,960	Delta Air Lines, Inc.	1,061,392
8,264	Dover Corp.	779,295
3,865	Dun & Bradstreet Corp. (The)	383,447
6,717	Eaton Corp. PLC	501,827
7,373	Emerson Electric Co.	481,162
228	Equifax, Inc.	15,974
10,323	Fluor Corp.	801,994
85,191	General Electric Co.	2,169,815
1,029	Honeywell International, Inc.	97,179
4,482	Ingersoll-Rand PLC	274,029
12,070	Jacobs Engineering Group, Inc.*	732,045
7,176	L-3 Communications Holdings, Inc.	828,110
35,277	Masco Corp.	823,718
10,848	Norfolk Southern Corp.	997,040
8,342	Northrop Grumman Corp.	1,009,632
11,210	Pentair Ltd.	905,880
9,413	Pitney Bowes, Inc.	239,561
10,768	Raytheon Co.	1,054,295
23,885	Republic Services, Inc.	814,717
19,071	Robert Half International, Inc.	780,767
3,467	Rockwell Automation, Inc.	425,886
6,281	Roper Industries, Inc.	851,829
10,402	Ryder System, Inc.	783,479
7,086	Snap-on, Inc.	794,837
40,768	Southwest Airlines Co.	914,834
8,909	Stanley Black & Decker, Inc.	739,803
8,894	Union Pacific Corp.	1,604,300
1,054	United Parcel Service, Inc., Class B	100,941
2,923	United Technologies Corp.	342,049
3,195	Xylem, Inc.	125,723
		26,450,797
	Information Technology — 16.4%

10,147	Accenture PLC, Class A	845,752
5,177	Akamai Technologies, Inc.*	316,470
17,467	Analog Devices, Inc.	887,673
8,438	Apple, Inc.	4,440,413
9,965	Broadcom Corp., Class A	296,160
25,021	CA, Inc.	838,203
79,791	Cisco Systems, Inc.	1,739,444
7,967	Cognizant Technology Solutions Corp., Class A*	829,046

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
13,044	Computer Sciences Corp.	$824,381
1,012	eBay, Inc.*	59,475
10,492	Electronic Arts, Inc.*	299,966
693	F5 Networks, Inc.*	77,852
14,561	Facebook, Inc., Class A*	996,846
2,629	First Solar, Inc.*	150,037
6,149	FLIR Systems, Inc.	209,927
2,457	Google, Inc., Class A*	2,986,852
10,986	Harris Corp.	810,987
21,740	Hewlett-Packard Co.	649,591
77,610	Intel Corp.	1,921,624
7,277	International Business Machines Corp.	1,347,482
7,038	Intuit, Inc.	550,020
39,739	Jabil Circuit, Inc.	735,569
12,163	KLA-Tencor Corp.	792,419
14,430	Lam Research Corp.*	746,464
9,410	LSI Corp.	104,357
2,740	MasterCard, Inc., Class A	212,953
17,566	Microchip Technology, Inc.	800,131
23,998	Micron Technology, Inc.*	580,512
77,732	Microsoft Corp.	2,977,913
12,231	Motorola Solutions, Inc.	809,692
2,826	NetApp, Inc.	114,199
17,898	NVIDIA Corp.	328,965
56,120	Oracle Corp.	2,194,853
19,158	QUALCOMM, Inc.	1,442,406
14,101	Red Hat, Inc.*	831,818
12,191	SanDisk Corp.	905,791
1	Science Applications International Corp.	37
2,036	Seagate Technology PLC	106,259
40,709	Symantec Corp.	874,429
2,169	TE Connectivity Ltd.	127,060
23,465	Total System Services, Inc.	714,744
14,405	VeriSign, Inc.*	793,860
2,334	Visa, Inc., Class A	527,344
40,079	Western Union Co. (The)	670,522
78,449	Xerox Corp.	862,154
		39,332,652
	Materials — 4.2%

39,056	Alcoa, Inc.	458,517
15,332	Avery Dennison Corp.	763,840
6,721	Bemis Co., Inc.	264,001
2,993	CF Industries Holdings, Inc.	750,944
19,580	Dow Chemical Co. (The)	953,742
9,248	Eastman Chemical Co.	808,553
32,859	Freeport-McMoRan Copper & Gold, Inc.	1,071,861
19,204	International Paper Co.	938,884
13,198	LyondellBasell Industries N.V., Class A	1,162,480
8,350	Mosaic Co. (The)	407,981
9,128	Nucor Corp.	458,591
3,722	Praxair, Inc.	485,237
3,911	Sherwin-Williams Co. (The)	784,077
15,647	United States Steel Corp.	378,970
6,221	Vulcan Materials Co.	422,592
		10,110,270
	Telecommunication Services — 1.8%

38,908	AT&T, Inc.	1,242,333
25,847	CenturyLink, Inc.	807,977
154,496	Frontier Communications Corp.	753,941
17,349	Verizon Communications, Inc.	825,465
95,169	Windstream Holdings, Inc.	763,255
		4,392,971
	Utilities — 4.9%

15,674	AGL Resources, Inc.	737,305
29,758	CenterPoint Energy, Inc.	703,777
28,039	CMS Energy Corp.	797,149
11,208	DTE Energy Co.	804,286
17,696	Edison International	926,739
12,974	Entergy Corp.	828,001
33,773	Exelon Corp.	1,027,037
13,766	Integrys Energy Group, Inc.	788,379
21,097	PG&E Corp.	929,534
12,070	Pinnacle West Capital Corp.	671,695
29,462	PPL Corp.	951,328
16,223	SCANA Corp.	803,038
45,337	TECO Energy, Inc.	760,755
29,538	Xcel Energy, Inc.	894,706
		11,623,729
	Total Common Stocks (Cost $201,951,717)	234,883,145

Principal Amount
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$587,801	0.00%, due 03/03/14	587,801
	Total U.S. Government & Agency Security (Cost $587,801)	587,801

	Repurchase Agreements (a)(b) — 2.0%
4,815,804	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $4,815,822	4,815,804
	Total Repurchase Agreements (Cost $4,815,804)	4,815,804

	Total Investment Securities (Cost $207,355,322) — 100.2%	240,286,750
	Liabilities in excess of other assets — (0.2%)	(430,731)
	Net Assets — 100.0%	$239,856,019

*                                         Non-income producing security.

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $5,003,632.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,121,481
Aggregate gross unrealized depreciation	(1,512,523)
Net unrealized appreciation	$32,608,958
Federal income tax cost of investments	$207,677,792

Swap Agreements

Large Cap Core Plus had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Credit Suisse 130/30 Large Cap Index (long portion)	0.22%	11/06/15	$19,168,042	$801,577

Equity Index Swap Agreement with Deutsche Bank AG, based on the Credit Suisse 130/30 Large Cap Index (short portion)	(0.28)%	11/06/15	(16,689,606)	(958,742)

Equity Index Swap Agreement with Societe Generale, based on the Credit Suisse 130/30 Large Cap Index (long portion)	0.36%	11/06/15	57,921,781	2,590,263

Equity Index Swap Agreement with Societe Generale, based on the Credit Suisse 130/30 Large Cap Index (short portion)	(0.04)%	11/06/15	(55,544,134)	(3,212,603)

				$(779,505)

See accompanying notes to schedules of portfolio investments.

Merger ETF

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 98.0%
	Consumer Discretionary — 8.2%

6,675	Jones Group, Inc.	$99,725
738	Time Warner Cable, Inc.	103,578
4,813	Zale Corp.*	104,586
		307,889
	Consumer Staples — 5.4%

1,206	Beam, Inc.	100,050
1,871	Shoppers Drug Mart Corp.	101,921
		201,971
	Energy — 5.8%

27,228	Aurora Oil & Gas Ltd.*	101,846
4,334	PVR Partners LP	116,324
		218,170
	Financials — 25.1%

9,292	CapitalSource, Inc.	136,592
5,746	Chatham Lodging Trust (REIT)	119,919
4,699	CommonWealth REIT (REIT)	127,578
48,453	F&C Asset Management PLC	102,718
8,353	KKR Financial Holdings LLC	102,074
4,515	Pohjola Bank PLC, Class A	104,763
3,936	Sterling Financial Corp./WA	124,653
5,241	Taylor Capital Group, Inc.*	123,688
		941,985
	Health Care — 14.3%

1,810	Algeta ASA*	107,857
2,093	ArthroCare Corp.*	100,987
7,616	Cadence Pharmaceuticals, Inc.*	106,548
3,578	Emeritus Corp.*	112,814
1,140	Forest Laboratories, Inc.*	111,230
		539,436
	Information Technology — 18.1%

3,042	ATMI, Inc.*	103,458
10,156	LSI Corp.	112,630
5,586	Riverbed Technology, Inc.*	124,456
2,212	Tokyo Electron Ltd.	126,611
8,636	TriQuint Semiconductor, Inc.*	105,705
2,043	Unit4 N.V.	108,931
		681,791
	Materials — 11.8%

29,090	Ainsworth Lumber Co., Ltd.*	110,373
2,510	AMCOL International Corp.	111,394
17,516	Osisko Mining Corp.*	111,557
9,503	Rautaruukki OYJ	111,432
		444,756
	Telecommunication Services — 2.9%

2,364	Ziggo N.V.	108,236

	Utilities — 6.4%

103,545	Envestra Ltd.	117,211
2,059	UNS Energy Corp.	124,590
		241,801
	Total Common Stocks (Cost $3,574,795)	3,686,035

Principal Amount
	U.S. Government & Agency Securities (a) — 1.8%
	Federal Home Loan Bank
$17,921	0.00%, due 03/03/14	17,921
	U.S. Treasury Bill
50,000	0.00%, due 05/15/14	49,998
	Total U.S. Government & Agency Securities (Cost $67,919)	67,919

	Repurchase Agreements (a)(b) — 4.4%
166,670	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $166,670	166,670
	Total Repurchase Agreements (Cost $166,670)	166,670

	Total Investment Securities (Cost $3,809,384) — 104.2%	3,920,624
	Liabilities in excess of other assets — (4.2%)	(158,645)
	Net Assets — 100.0%	$3,761,979

*                                         Non-income producing security.

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $20,012.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$133,931
Aggregate gross unrealized depreciation	(22,787)
Net unrealized appreciation	$111,144
Federal income tax cost of investments	$3,809,480

See accompanying notes to schedules of portfolio investments.

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of February 28, 2014:

Buy Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Australian Dollar	Goldman Sachs & Co.	05/09/14	69,000	$(61,990)	$61,464	$(526)
U.S. Dollar vs. Swedish Krona	Goldman Sachs & Co.	05/09/14	709,000	(108,331)	110,561	2,230
						$1,704

Sell Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Australian Dollar	Goldman Sachs & Co.	05/09/14	(94,000)	$83,264	$83,733	$(469)
U.S. Dollar vs. Australian Dollar	Goldman Sachs & Co.	05/09/14	(126,000)	112,884	112,238	646
U.S. Dollar vs. Canadian Dollar	Goldman Sachs & Co.	05/09/14	(228,000)	204,995	205,637	(642)
U.S. Dollar vs. Euro	Goldman Sachs & Co.	05/09/14	(327,000)	443,109	451,630	(8,521)
U.S. Dollar vs. British Pound	Goldman Sachs & Co.	05/09/14	(68,000)	110,767	113,900	(3,133)
U.S. Dollar vs. Japanese Yen	Goldman Sachs & Co.	05/09/14	(11,900,000)	117,423	116,634	789
U.S. Dollar vs. Norwegian Krone	Goldman Sachs & Co.	05/09/14	(720,000)	114,906	119,874	(4,968)
						$(16,298)

Swap Agreements

Merger ETF had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Societe Generale, based on the S&P Merger Arbitrage Index (long exposure to Targets)	(0.84)%	11/06/15	$181,383	$3,975

Equity Index Swap Agreement with Societe Generale, based on the S&P Merger Arbitrage Index (short exposure to Acquirers)	(0.84)%	11/06/15	(1,663,930)	(99,575)

				$(95,600)

See accompanying notes to schedules of portfolio investments.

RAFI® Long/Short

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 97.7%
	Consumer Discretionary — 10.1%

9,082	Best Buy Co., Inc.	$241,854
2,300	Big Lots, Inc.*	67,965
6,183	Cablevision Systems Corp., Class A	108,821
6,120	Caesars Entertainment Corp.*	158,875
2,054	Carnival Corp.	81,462
798	CST Brands, Inc.	25,959
23,125	Ford Motor Co.	355,894
4,109	GameStop Corp., Class A	153,307
4,554	Gannett Co., Inc.	135,481
7,861	General Motors Co.*	284,568
9,701	Goodyear Tire & Rubber Co. (The)	260,666
7,221	J.C. Penney Co., Inc.*	52,569
3,347	Johnson Controls, Inc.	165,342
2,116	Kohl’s Corp.	118,898
4,613	Liberty Interactive Corp., Class A*	134,700
2,269	Lowe’s Cos., Inc.	113,518
2,546	Macy’s, Inc.	147,312
6,921	MGM Resorts International*	190,673
760	Murphy USA, Inc.*	30,826
42,822	Office Depot, Inc.*	211,112
22,531	RadioShack Corp.*	60,383
4,991	Regal Entertainment Group, Class A	91,834
1,817	SEACOR Holdings, Inc.*	160,732
2,427	Sears Holdings Corp.*	108,608
11,129	Staples, Inc.	151,243
2,662	Target Corp.	166,481
1,002	Time Warner Cable, Inc.	140,631
3,268	Time Warner, Inc.	219,381
1,669	TRW Automotive Holdings Corp.*	137,392
816	Whirlpool Corp.	118,018
		4,394,505
	Consumer Staples — 9.4%

6,747	Altria Group, Inc.	244,646
6,950	Archer-Daniels-Midland Co.	282,170
5,650	Avon Products, Inc.	87,405
2,221	Bunge Ltd.	176,814
2,957	CVS Caremark Corp.	216,275
3,792	Dean Foods Co.*	56,084
4,018	Hillshire Brands Co. (The)	150,876
1,937	Kraft Foods Group, Inc.	107,058
6,985	Kroger Co. (The)	292,951
2,296	Lorillard, Inc.	112,642
3,700	Mondelez International, Inc., Class A	125,911
3,811	Pantry, Inc. (The)*	57,470
2,100	Reynolds American, Inc.	106,743
74,966	Rite Aid Corp.*	494,026
8,130	Safeway, Inc.	304,468
48,138	SUPERVALU, Inc.*	311,453
4,336	Sysco Corp.	156,183
4,719	Tyson Foods, Inc., Class A	186,164
3,026	Walgreen Co.	205,617
3,630	Wal-Mart Stores, Inc.	271,161
4,695	WhiteWave Foods Co. (The), Class A*	132,868
		4,078,985
	Energy — 10.2%

21,585	Alpha Natural Resources, Inc.*	115,911
31,436	Arch Coal, Inc.	143,348
10,528	Chesapeake Energy Corp.	272,780
4,334	Chevron Corp.	499,840
10,267	ConocoPhillips	682,756
3,308	Devon Energy Corp.	213,101
2,126	Diamond Offshore Drilling, Inc.	100,560
1,945	Exxon Mobil Corp.	187,245
3,135	Hess Corp.	250,894
9,815	Marathon Oil Corp.	328,803
3,038	Murphy Oil Corp.	180,366
5,967	Phillips 66	446,690
2,221	Tesoro Corp.	113,293
7,183	Valero Energy Corp.	344,640
14,186	Weatherford International Ltd.*	236,481
2,053	World Fuel Services Corp.	92,426
12,264	WPX Energy, Inc.*	216,092
		4,425,226
	Financials — 21.9%

3,075	Allstate Corp. (The)	166,849
4,335	American International Group, Inc.	215,753
548	American National Insurance Co.	62,193
12,075	Annaly Capital Management, Inc. (REIT)	134,998
2,972	Assurant, Inc.	195,052
62,584	Bank of America Corp.	1,034,514
3,600	Bank of New York Mellon Corp. (The)	115,200
4,728	BB&T Corp.	178,718
7,555	Brandywine Realty Trust (REIT)	110,681
1,727	Capital One Financial Corp.	126,814
12,506	CapitalSource, Inc.	183,838
11,540	Citigroup, Inc.	561,190
11,587	CNO Financial Group, Inc.	211,579
5,748	CommonWealth REIT (REIT)	156,058
6,657	Fifth Third Bancorp	144,424
6,428	FirstMerit Corp.	133,445
20,118	Genworth Financial, Inc., Class A*	312,634
1,012	Goldman Sachs Group, Inc. (The)	168,447
2,502	Hanover Insurance Group, Inc. (The)	147,218
10,832	Hartford Financial Services Group, Inc. (The)	381,178
11,920	Hudson City Bancorp, Inc.	113,240
6,629	Interactive Brokers Group, Inc., Class A	147,429
9,279	iStar Financial, Inc. (REIT)*	143,824
9,186	JPMorgan Chase & Co.	521,949
3,516	Kemper Corp.	136,350
12,655	KeyCorp	166,666
4,750	Lincoln National Corp.	238,118
2,476	Loews Corp.	107,656
6,379	MetLife, Inc.	323,224
7,991	Morgan Stanley	246,123
8,210	New York Community Bancorp, Inc.	131,196
5,038	PHH Corp.*	131,139
2,085	PNC Financial Services Group, Inc. (The)	170,511
3,053	Primerica, Inc.	136,835
2,868	Principal Financial Group, Inc.	130,064
2,925	Protective Life Corp.	152,510
3,988	Prudential Financial, Inc.	337,305
20,321	Regions Financial Corp.	216,215
2,721	StanCorp Financial Group, Inc.	180,076
6,485	SunTrust Banks, Inc.	244,355
6,981	Symetra Financial Corp.	137,526
2,961	Travelers Cos., Inc. (The)	248,250
4,660	Unum Group	162,075
7,956	Weyerhaeuser Co. (REIT)	234,782
		9,498,201

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Health Care — 10.4%

3,864	Aetna, Inc.	$280,952
3,795	AmerisourceBergen Corp.	257,491
19,804	Boston Scientific Corp.*	259,432
4,862	Bristol-Myers Squibb Co.	261,430
4,978	Cardinal Health, Inc.	356,076
3,814	Community Health Systems, Inc.*	158,319
2,776	Eli Lilly & Co.	165,477
5,473	HCA Holdings, Inc.*	280,218
3,880	Health Net, Inc.*	132,114
1,954	Humana, Inc.	219,747
1,884	Johnson & Johnson	173,554
7,501	Kindred Healthcare, Inc.	162,472
1,908	McKesson Corp.	337,811
4,582	Merck & Co., Inc.	261,128
13,273	Pfizer, Inc.	426,196
1,345	Thermo Fisher Scientific, Inc.	167,506
3,462	UnitedHealth Group, Inc.	267,509
4,054	WellPoint, Inc.	367,252
		4,534,684
	Industrials — 13.1%

2,382	AECOM Technology Corp.*	76,081
5,948	American Airlines Group, Inc.*	219,660
1,167	Armstrong World Industries, Inc.*	64,057
4,908	Avis Budget Group, Inc.*	230,627
2,360	Con-way, Inc.	90,010
6,898	Exelis, Inc.	140,926
2,944	General Cable Corp.	90,616
2,496	General Dynamics Corp.	273,412
19,438	General Electric Co.	495,086
5,272	Hertz Global Holdings, Inc.*	147,669
1,483	Honeywell International, Inc.	140,054
1,482	Huntington Ingalls Industries, Inc.	150,171
3,894	ITT Corp.	170,947
14,318	JetBlue Airways Corp.*	126,428
1,771	L-3 Communications Holdings, Inc.	204,373
1,862	Lockheed Martin Corp.	302,203
1,892	Manpowergroup, Inc.	147,879
2,995	Matson, Inc.	72,239
3,141	Navistar International Corp.*	117,787
1,290	Norfolk Southern Corp.	118,564
3,022	Northrop Grumman Corp.	365,753
7,774	Pitney Bowes, Inc.	197,848
13,994	R.R. Donnelley & Sons Co.	267,705
2,749	Raytheon Co.	269,155
2,378	Republic Services, Inc.	81,114
1,560	Ryder System, Inc.	117,499
5,476	SkyWest, Inc.	69,545
2,417	Textron, Inc.	95,955
4,682	Tutor Perini Corp.*	115,411
5,279	Tyco International Ltd.	222,668
2,653	United Continental Holdings, Inc.*	119,279
1,979	United Stationers, Inc.	84,365
2,316	URS Corp.	107,694
4,696	UTi Worldwide, Inc.	46,209
3,649	Waste Management, Inc.	151,433
		5,690,422
	Information Technology — 10.9%

32,416	Advanced Micro Devices, Inc.*	120,263
2,391	AOL, Inc.*	104,678
8,227	Applied Materials, Inc.	155,984
3,275	Arrow Electronics, Inc.*	185,463
3,332	Avnet, Inc.	145,042
2,257	Computer Sciences Corp.	142,642
3,505	CoreLogic, Inc.*	114,263
2,983	First Solar, Inc.*	170,240
20,843	Flextronics International Ltd.*	186,545
17,339	Hewlett-Packard Co.	518,089
9,076	Ingram Micro, Inc., Class A*	267,288
14,776	Intel Corp.	365,854
4,345	Jabil Circuit, Inc.	80,426
1,956	Leidos Holdings, Inc.	87,355
3,097	Lexmark International, Inc., Class A	130,508
14,771	Micron Technology, Inc.*	357,311
9,008	Microsoft Corp.	345,096
6,706	Sanmina Corp.*	113,734
1,117	Science Applications International Corp.	41,664
2,808	Symantec Corp.	60,316
1,769	SYNNEX Corp.*	105,220
2,554	TE Connectivity Ltd.	149,613
2,423	Tech Data Corp.*	139,565
2,972	Texas Instruments, Inc.	133,621
3,175	Unisys Corp.*	108,649
5,487	Vishay Intertechnology, Inc.	77,586
1,712	Western Digital Corp.	148,927
17,290	Xerox Corp.	190,017
		4,745,959
	Materials — 3.6%

17,971	AK Steel Holding Corp.*	111,600
18,857	Alcoa, Inc.	221,381
2,911	Cliffs Natural Resources, Inc.	58,307
3,727	Commercial Metals Co.	72,118
5,087	Dow Chemical Co. (The)	247,788
1,381	E.I. du Pont de Nemours & Co.	92,002
4,334	Freeport-McMoRan Copper & Gold, Inc.	141,375
2,062	International Paper Co.	100,811
1,831	MeadWestvaco Corp.	68,534
1,503	Newmont Mining Corp.	34,960
2,383	Nucor Corp.	119,722
2,908	Owens-Illinois, Inc.*	98,639
3,986	Steel Dynamics, Inc.	69,516
5,011	United States Steel Corp.	121,367
		1,558,120
	Telecommunication Services — 3.6%

16,457	AT&T, Inc.	525,472
49,814	Frontier Communications Corp.	243,092
43,811	NII Holdings, Inc.*	50,383
10,482	Sprint Corp.*	91,613
10,836	Verizon Communications, Inc.	515,577
19,726	Windstream Holdings, Inc.	158,202
		1,584,339
	Utilities — 4.5%

16,008	AES Corp. (The)	218,509
4,755	Ameren Corp.	192,149
3,724	Avista Corp.	110,230
2,883	Entergy Corp.	183,993
6,715	Exelon Corp.	204,203
4,191	FirstEnergy Corp.	128,999
2,128	New Jersey Resources Corp.	95,781
5,555	NRG Energy, Inc.	161,484
6,166	Pepco Holdings, Inc.	125,725
2,584	PG&E Corp.	113,851
4,611	PNM Resources, Inc.	120,578
4,389	Public Service Enterprise Group, Inc.	160,901

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,013	UNS Energy Corp.	$121,807
		1,938,210
	Total Common Stocks (Cost $37,892,692)	42,448,651

Principal Amount
	U.S. Government & Agency Security (a) — 0.8%
	Federal Home Loan Bank
$357,852	0.00%, due 03/03/14	357,852
	Total U.S. Government & Agency Security (Cost $357,852)	357,852

	Repurchase Agreements (a)(b) — 6.7%
2,931,957	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $2,931,968	2,931,957
	Total Repurchase Agreements
	(Cost $2,931,957)	2,931,957

	Total Investment Securities (Cost $41,182,501) — 105.2%	45,738,460
	Liabilities in excess of other assets — (5.2%)	(2,278,971)
	Net Assets — 100.0%	$43,459,489

*                                         Non-income producing security.

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $7,370,171.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,591,694
Aggregate gross unrealized depreciation	(1,038,739)
Net unrealized appreciation	$4,552,955
Federal income tax cost of investments	$41,185,505

Swap Agreements

RAFI® Long/Short had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Societe Generale, based on the RAFI® US Equity Long/Short Index (long portion)	0.26%	11/06/15	$1,464,263	$38,438

Equity Index Swap Agreement with Societe Generale, based on the RAFI® US Equity Long/Short Index (short portion)	(0.24)%	11/06/15	(43,879,828)	(3,367,836)

				$(3,329,398)

See accompanying notes to schedules of portfolio investments.

S&P 500 Aristocrats ETF

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks — 99.8%
	Consumer Discretionary — 13.0%

28,425	Family Dollar Stores, Inc.	$1,861,837
22,985	Genuine Parts Co.	2,024,749
63,137	Leggett & Platt, Inc.	2,023,541
38,609	Lowe’s Cos., Inc.	1,931,608
20,022	McDonald’s Corp.	1,905,093
30,631	Target Corp.	1,915,663
30,705	VF Corp.	1,799,006
		13,461,497
	Consumer Staples — 24.2%

45,691	Archer-Daniels-Midland Co.	1,855,055
25,507	Brown-Forman Corp., Class B	2,137,487
21,484	Clorox Co. (The)	1,875,123
47,798	Coca-Cola Co. (The)	1,825,884
29,473	Colgate-Palmolive Co.	1,851,789
42,082	Hormel Foods Corp.	1,996,791
18,292	Kimberly-Clark Corp.	2,018,522
27,619	McCormick & Co., Inc. (Non-Voting)	1,833,902
22,971	PepsiCo, Inc.	1,839,288
23,887	Procter & Gamble Co. (The)	1,878,951
52,753	Sysco Corp.	1,900,163
31,778	Walgreen Co.	2,159,315
24,579	Wal-Mart Stores, Inc.	1,836,051
		25,008,321
	Energy — 3.5%

15,851	Chevron Corp.	1,828,096
19,082	Exxon Mobil Corp.	1,837,024
		3,665,120
	Financials — 12.5%

29,433	Aflac, Inc.	1,886,067
20,895	Chubb Corp. (The)	1,827,895
37,500	Cincinnati Financial Corp.	1,758,000
33,185	Franklin Resources, Inc.	1,767,101
49,347	HCP, Inc. (REIT)	1,913,183
24,579	McGraw Hill Financial, Inc.	1,957,963
22,993	T. Rowe Price Group, Inc.	1,866,342
		12,976,551
	Health Care — 13.1%

48,474	Abbott Laboratories	1,928,296
37,684	AbbVie, Inc.	1,918,492
17,044	Becton, Dickinson and Co.	1,963,810
14,271	C.R. Bard, Inc.	2,057,307
27,670	Cardinal Health, Inc.	1,979,235
20,246	Johnson & Johnson	1,865,062
31,995	Medtronic, Inc.	1,896,024
		13,608,226
	Industrials — 14.8%

14,085	3M Co.	1,897,672
32,362	Cintas Corp.	1,963,079
20,310	Dover Corp.	1,915,233
27,981	Emerson Electric Co.	1,826,040
23,258	Illinois Tool Works, Inc.	1,918,785
24,904	Pentair Ltd.	2,012,492
23,558	Stanley Black & Decker, Inc.	1,956,256
7,274	W.W. Grainger, Inc.	1,855,016
		15,344,573
	Information Technology — 1.8%

23,872	Automatic Data Processing, Inc.	1,856,764

	Materials — 13.2%

17,496	Air Products & Chemicals, Inc.	2,122,615
47,384	Bemis Co., Inc.	1,861,243
18,200	Ecolab, Inc.	1,961,050
36,225	Nucor Corp.	1,819,944
10,065	PPG Industries, Inc.	1,991,058
9,947	Sherwin-Williams Co. (The)	1,994,175
20,532	Sigma-Aldrich Corp.	1,938,426
		13,688,511
	Telecommunication Services — 1.8%

57,053	AT&T, Inc.	1,821,702

	Utilities — 1.9%

35,305	Consolidated Edison, Inc.	1,978,845

	Total Common Stocks (Cost $101,413,064)	103,410,110

Principal Amount
	U.S. Government & Agency Security — 0.0%‡
	Federal Home Loan Bank
$10,396	0.00%, due 03/03/14	10,396
	Total U.S. Government & Agency Security (Cost $10,396)	10,396

	Repurchase Agreements (a) — 0.1%
85,070	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $85,070	85,070
	Total Repurchase Agreements (Cost $85,070)	85,070

	Total Investment Securities (Cost $101,508,530) — 99.9%	103,505,576
	Other assets less liabilities — 0.1%	93,454
	Net Assets — 100.0%	$103,599,030

(a)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

‡                                         Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,152,896
Aggregate gross unrealized depreciation	(1,172,846)
Net unrealized appreciation	$1,980,050
Federal income tax cost of investments	$101,525,526

See accompanying notes to schedules of portfolio investments.

30 Year TIPS/TSY Spread

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 83.2%

	U.S. Treasury Inflation Index Bonds
$1,778,449	0.63%, due 02/15/43	$1,481,531
1,457,442	1.38%, due 02/15/44	1,481,410
	Total Long-Term U.S. Treasury Obligations (Cost $3,235,403)	2,962,941

	U.S. Government & Agency Security (a) — 2.1%
	Federal Home Loan Bank
76,218	0.00%, due 03/03/14	76,218
	Total U.S. Government & Agency Security (Cost $76,218)	76,218

	Repurchase Agreements (a)(b) — 20.4%
727,730	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $727,732	727,730
	Total Repurchase Agreements (Cost $727,730)	727,730

	Total Investment Securities (Cost $4,039,351) — 105.7%	3,766,889
	Liabilities in excess of other assets — (5.7%)	(202,322)
	Net Assets — 100.0%	$3,564,567

(a)     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $104,013.

(b)     The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(272,833)
Net unrealized depreciation	$(272,833)
Federal income tax cost of investments	$4,039,722

Swap Agreements

30 Year TIPS/TSY Spread had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Credit Suisse 30-Year Inflation Breakeven Index (duration-adjusted short exposure to U.S. Treasury bonds)	(0.19)%	03/07/14	$(4,770,676)	$(77,935)

Bond Index Swap Agreement with Citibank, N.A., based on the Credit Suisse 30-Year Inflation Breakeven Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	(0.10)%	03/07/14	247,561	19,465

Bond Index Swap Agreement with Societe Generale, based on the Credit Suisse 30-Year Inflation Breakeven Index (duration-adjusted short exposure to U.S. Treasury bonds)	(0.34)%	11/06/14	(165,294)	(120,609)

Bond Index Swap Agreement with Societe Generale, based on the Credit Suisse 30-Year Inflation Breakeven Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	0.21%	11/06/14	359,422	19,024

				$(160,055)

See accompanying notes to schedules of portfolio investments.

Short 30 Year TIPS/TSY Spread

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 83.7%

	U.S. Treasury Bonds
$1,788,500	3.13%, due 02/15/43	$1,636,338
1,626,500	3.63%, due 02/15/44	1,636,030
	Total Long-Term U.S. Treasury Obligations (Cost $3,407,208)	3,272,368

	U.S. Government & Agency Security (a) — 1.8%
	Federal Home Loan Bank
69,276	0.00%, due 03/03/14	69,276
	Total U.S. Government & Agency Security (Cost $69,276)	69,276

	Repurchase Agreements (a)(b) — 16.3%
638,416	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $638,417	638,416
	Total Repurchase Agreements (Cost $638,416)	638,416

	Total Investment Securities (Cost $4,114,900) — 101.8%	3,980,060
	Liabilities in excess of other assets — (1.8%)	(70,349)
	Net Assets — 100.0%	$3,909,711

(a)     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $71,502.

(b)     The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(134,840)
Net unrealized depreciation	$(134,840)
Federal income tax cost of investments	$4,114,900

Swap Agreements

Short 30 Year TIPS/TSY Spread had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Credit Suisse 30-Year Inflation Breakeven Index (short exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	(0.29)%	06/06/14	$(3,432,442)	$(124,725)

Bond Index Swap Agreement with Societe Generale, based on the Credit Suisse 30-Year Inflation Breakeven Index (duration-adjusted long exposure to U.S. Treasury bond)	0.11%	11/06/14	2,122,757	111,893

Bond Index Swap Agreement with Societe Generale, based on the Credit Suisse 30-Year Inflation Breakeven Index (short exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	(0.34)%	11/06/14	(480,302)	(20,702)

				$(33,534)

See accompanying notes to schedules of portfolio investments.

UltraPro 10 Year TIPS/TSY Spread

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 75.7%

	U.S. Treasury Inflation Index Note
$1,276,454	0.63%, due 01/15/24	$1,294,703
	Total Long-Term U.S. Treasury Obligation (Cost $1,287,496)	1,294,703

	U.S. Government & Agency Security (a) — 2.1%
	Federal Home Loan Bank
36,759	0.00%, due 03/03/14	36,759
	Total U.S. Government & Agency Security (Cost $36,759)	36,759

	Repurchase Agreements (a)(b) — 28.5%
487,409	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $487,410	487,409

	Total Repurchase Agreements (Cost $487,409)	487,409

	Total Investment Securities (Cost $1,811,664) — 106.3%	1,818,871
	Liabilities in excess of other assets — (6.3%)	(107,833)
	Net Assets — 100.0%	$1,711,038

(a)     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $186,593.

(b)     The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,207
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$7,207
Federal income tax cost of investments	$1,811,664

Swap Agreements

UltraPro 10 Year TIPS/TSY Spread had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Credit Suisse 10-Year Inflation Breakeven Index (duration-adjusted short exposure to U.S. Treasury notes)	(0.19)%	04/08/14	$(4,855,313)	$(55,814)

Bond Index Swap Agreement with Citibank, N.A., based on the Credit Suisse 10-Year Inflation Breakeven Index (long exposure to 10-year Treasury Inflation-Protected Securities (TIPS) bond)	(0.10)%	03/06/14	900,393	(8,892)

Bond Index Swap Agreement with Societe Generale, based on the Credit Suisse 10-Year Inflation Breakeven Index (long exposure to 10-year Treasury Inflation-Protected Securities (TIPS) bond)	0.21%	11/06/14	2,944,319	12,073

Bond Index Swap Agreement with Societe Generale, based on the Credit Suisse 10-Year Inflation Breakeven Index (duration-adjusted short exposure to U.S. Treasury notes)	(0.34)%	11/06/14	(987,271)	(17,971)

				$(70,604)

See accompanying notes to schedules of portfolio investments.

UltraPro Short 10 Year TIPS/TSY Spread

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 44.3%

	U.S. Treasury Note
$917,000	2.75%, due 11/15/23	$926,528
	Total Long-Term U.S. Treasury Obligation (Cost $923,548)	926,528

	U.S. Government & Agency Security (a) — 5.1%
	Federal Home Loan Bank
107,409	0.00%, due 03/03/14	107,409
	Total U.S. Government & Agency Security (Cost $107,409)	107,409
	Repurchase Agreements (a)(b) — 51.1%
1,069,107	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $1,069,110	1,069,107
	Total Repurchase Agreements (Cost $1,069,107)	1,069,107

	Total Investment Securities (Cost $2,100,064) — 100.5%	2,103,044
	Liabilities in excess of other assets — (0.5%)	(11,181)
	Net Assets — 100.0%	$2,091,863

(a)     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $190,139.

(b)     The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,980
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$2,980
Federal income tax cost of investments	$2,100,064

Swap Agreements

UltraPro Short 10 Year TIPS/TSY Spread had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Credit Suisse 10-Year Inflation Breakeven Index (duration-adjusted long exposure to U.S. Treasury notes)	(0.09)%	03/06/14	$4,143,222	$49,870

Bond Index Swap Agreement with Citibank, N.A., based on the Credit Suisse 10-Year Inflation Breakeven Index (short exposure to 10-year Treasury Inflation-Protected Securities (TIPS) bond)	(0.29)%	03/06/14	(1,154,209)	(11,715)

Bond Index Swap Agreement with Societe Generale, based on the Credit Suisse 10-Year Inflation Breakeven Index (duration-adjusted long exposure to U.S. Treasury notes)	0.11%	11/06/14	2,049,652	18,932

Bond Index Swap Agreement with Societe Generale, based on the Credit Suisse 10-Year Inflation Breakeven Index (short exposure to 10-year Treasury Inflation-Protected Securities (TIPS) bond)	(0.34)%	11/06/14	(5,121,732)	(37,286)

				$19,801

See accompanying notes to schedules of portfolio investments.

Short S&P500®

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 62.6%
	Federal Home Loan Bank
$87,521,211	0.00%, due 03/03/14	$87,521,211
	U.S. Treasury Bills
120,000,000	0.00%, due 05/29/14	119,986,560
90,000,000	0.00%, due 06/26/14	89,985,240
250,000,000	0.00%, due 07/03/14	249,960,750
300,000,000	0.00%, due 07/10/14	299,950,200
120,000,000	0.00%, due 07/17/14	119,976,720
40,000,000	0.00%, due 08/07/14	39,990,200
	Total U.S. Government & Agency Securities (Cost $1,007,355,164)	1,007,370,881

	Repurchase Agreements (a)(b) — 49.4%
796,407,956	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $796,410,998	796,407,956
	Total Repurchase Agreements (Cost $796,407,956)	796,407,956

	Total Investment Securities (Cost $1,803,763,120) — 112.0%	1,803,778,837
	Liabilities in excess of other assets — (12.0%)	(192,865,190)
	Net Assets — 100.0%	$1,610,913,647

(a)     All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $182,103,719.

(b)     The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,739
Aggregate gross unrealized depreciation	(5,022)
Net unrealized appreciation	$15,717
Federal income tax cost of investments	$1,803,763,120

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	960	03/21/14	$89,196,000	$(1,301,263)

Cash collateral in the amount of $9,254,285 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

Swap Agreements

Short S&P500® had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the S&P 500® Index	0.31%	11/06/15	$(39,410,736)	$(4,416,577)

Equity Index Swap Agreement with Citibank, N.A., based on the S&P 500® Index	0.32%	01/06/15	(257,299,635)	(7,403,107)

Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	0.31%	11/06/15	(95,260,456)	(7,397,026)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	0.22%	11/06/15	(39,407,060)	(1,660,820)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	0.37%	11/06/14	(470,392,214)	(15,308,829)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P 500® Index	0.31%	11/06/15	(217,001,577)	—

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	0.39%	11/06/15	(323,345,184)	(25,502,041)

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	0.31%	01/06/15	(77,724,962)	(4,138,557)

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P 500® ETF Trust	0.10%	11/06/15	(1,902,986)	(168,954)

				$(65,995,911)

See accompanying notes to schedules of portfolio investments.

Short QQQ®

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 57.8%
	Federal Home Loan Bank
$7,954,451	0.00%, due 03/03/14	$7,954,451
	U.S. Treasury Bills
10,000,000	0.00%, due 07/10/14	9,998,340
17,000,000	0.00%, due 07/17/14	16,996,702
55,000,000	0.00%, due 08/07/14	54,986,525
	Total U.S. Government & Agency Securities (Cost $89,936,791)	89,936,018

	Repurchase Agreements (a)(b) — 49.6%
77,339,611	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $77,339,904	77,339,611
	Total Repurchase Agreements (Cost $77,339,611)	77,339,611

	Total Investment Securities (Cost $167,276,402) — 107.4%	167,275,629
	Liabilities in excess of other assets — (7.4%)	(11,499,239)
	Net Assets — 100.0%	$155,776,390

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $27,524,336.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$192
Aggregate gross unrealized depreciation	(965)
Net unrealized depreciation	$(773)
Federal income tax cost of investments	$167,276,402

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	163	03/21/14	$12,053,035	$(435,249)

Cash collateral in the amount of $532,194 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

Swap Agreements

Short QQQ® had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100 Index®	0.27%	02/06/15	$(9,558,506)	$(547,773)

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100 Index®	0.26%	11/06/15	(25,510,242)	(2,726,552)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100 Index®	0.27%	11/06/15	(8,112,186)	(769,357)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index®	0.32%	11/06/14	(45,480,707)	(3,016,679)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the NASDAQ-100 Index®	0.16%	11/06/15	(4,403,478)	(715,496)

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100 Index®	0.36%	11/06/15	(23,354,388)	(2,404,259)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index®	0.26%	01/06/15	(25,917,626)	(1,450,903)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the PowerShares QQQ TrustSM, Series 1	(0.04)%	11/06/15	(1,389,887)	(171,283)

				$(11,802,302)

See accompanying notes to schedules of portfolio investments.

Short Dow30SM

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 57.1%
	Federal Home Loan Bank
$13,773,785	0.00%, due 03/03/14	$13,773,785
	U.S. Treasury Bills
15,000,000	0.00%, due 03/20/14	14,999,743
22,000,000	0.00%, due 07/10/14	21,996,348
50,000,000	0.00%, due 08/07/14	49,987,750
50,000,000	0.00%, due 08/21/14	49,983,100
	Total U.S. Government & Agency Securities (Cost $150,740,212)	150,740,726

	Repurchase Agreements (a)(b) — 48.6%
128,543,338	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $128,543,827	128,543,338
	Total Repurchase Agreements (Cost $128,543,338)	128,543,338

	Total Investment Securities (Cost $279,283,550) — 105.7%	279,284,064
	Liabilities in excess of other assets — (5.7%)	(14,994,113)
	Net Assets — 100.0%	$264,289,951

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $35,975,987.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,391
Aggregate gross unrealized depreciation	(877)
Net unrealized appreciation	$514
Federal income tax cost of investments	$279,283,550

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	178	03/21/14	$14,522,130	$973

Cash collateral in the amount of $713,140 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short Dow30SM had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones Industrial AverageSM Index	0.31%	11/06/15	$(7,163,533)	$(643,966)

Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	0.27%	02/06/15	(8,465,696)	(44,193)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	0.26%	11/06/15	(80,294,669)	(3,647,585)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(0.08)%	11/06/15	(3,887,211)	(240,618)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	0.42%	11/06/14	(34,914,455)	(989,078)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	0.39%	11/06/15	(70,117,609)	(2,533,840)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	0.26%	01/06/15	(44,022,329)	(1,021,918)

Swap Agreement with Deutsche Bank AG, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	(0.13)%	11/06/15	(832,470)	(278,497)

				$(9,399,695)

See accompanying notes to schedules of portfolio investments.

Short MidCap400

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 42.4%
	Federal Home Loan Bank
$1,678,377	0.00%, due 03/03/14	$1,678,377
	U.S. Treasury Bill
8,000,000	0.00%, due 07/10/14	7,998,672
	Total U.S. Government & Agency Securities (Cost $9,676,921)	9,677,049

	Repurchase Agreements (a)(b) — 63.1%
14,406,862	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $14,406,915	14,406,862
	Total Repurchase Agreements (Cost $14,406,862)	14,406,862

	Total Investment Securities (Cost $24,083,783) — 105.5%	24,083,911
	Liabilities in excess of other assets — (5.5%)	(1,255,522)
	Net Assets — 100.0%	$22,828,389

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $1,709,897.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$128
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$128
Federal income tax cost of investments	$24,083,783

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	15	03/21/14	$2,061,300	$(54,704)

Cash collateral in the amount of $111,124 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

Swap Agreements

Short MidCap400 had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the S&P MidCap 400® Index	0.06%	11/06/15	$(1,694,555)	$(96,467)

Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	0.16%	11/06/15	(6,574,842)	(439,915)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	(0.28)%	11/06/15	(6,417,734)	(334,830)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P MidCap 400® Index	(0.24)%	11/06/15	(3,672,265)	(225,514)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	0.09%	11/06/15	(2,376,093)	(234,375)

				$(1,331,101)

See accompanying notes to schedules of portfolio investments.

Short Russell2000

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 70.5%
	Federal Home Loan Bank
$17,193,899	0.00%, due 03/03/14	$17,193,899
	U.S. Treasury Bills
50,000,000	0.00%, due 03/13/14	49,999,333
40,000,000	0.00%, due 04/03/14	39,997,892
50,000,000	0.00%, due 04/24/14	49,993,438
75,000,000	0.00%, due 05/29/14	74,991,600
45,000,000	0.00%, due 06/26/14	44,992,620
40,000,000	0.00%, due 07/17/14	39,992,240
	Total U.S. Government & Agency Securities (Cost $317,150,716)	317,161,022

	Repurchase Agreements (a)(b) — 37.3%
167,573,831	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $167,574,468	167,573,831
	Total Repurchase Agreements (Cost $167,573,831)	167,573,831

	Total Investment Securities (Cost $484,724,547) — 107.8%	484,734,853
	Liabilities in excess of other assets — (7.8%)	(35,273,062)
	Net Assets — 100.0%	$449,461,791

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $63,149,465.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,278
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$8,278
Federal income tax cost of investments	$484,726,575

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	353	03/21/14	$41,710,480	$(1,082,634)

Cash collateral in the amount of $1,807,359 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short Russell2000 had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the Russell 2000® Index	(0.27)%	11/06/15	$(170,138,162)	$(14,784,146)

Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	(0.58)%	02/06/15	(11,196,320)	(366,358)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(0.39)%	11/06/15	(22,877,997)	(7,733,582)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(0.88)%	11/06/15	(3,102,980)	(263,618)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	(0.28)%	11/06/14	(173,655,033)	(8,448,699)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Index	(0.54)%	11/06/15	(12,717,731)	(2,149,374)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(0.74)%	11/06/15	(4,665,287)	(1,856,187)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(0.44)%	01/06/15	(7,873,118)	(372,534)

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 ETF	(0.88)%	11/06/15	(551,926)	(25,066)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 ETF	(0.64)%	11/06/15	(989,498)	(697,136)

				$(36,696,700)

See accompanying notes to schedules of portfolio investments.

Short SmallCap600

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 10.3%
	Federal Home Loan Bank
$993,217	0.00%, due 03/03/14	$993,217
	Total U.S. Government & Agency Security (Cost $993,217)	993,217

	Repurchase Agreements (a)(b) — 90.1%
8,666,080	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $8,666,113	8,666,080
	Total Repurchase Agreements (Cost $8,666,080)	8,666,080

	Total Investment Securities (Cost $9,659,297) † — 100.4%	9,659,297
	Liabilities in excess of other assets — (0.4%)	(35,566)
	Net Assets — 100.0%	$9,623,731

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $538,129.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short SmallCap600 had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the S&P SmallCap 600® Index	0.06%	11/06/15	$(1,456,984)	$(30,133)

Equity Index Swap Agreement with Citibank, N.A., based on the S&P SmallCap 600® Index	(0.08)%	01/06/15	(2,987,179)	(90,068)

Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600® Index	(0.29)%	11/06/15	(1,748,469)	(123,865)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600® Index	(0.68)%	11/06/15	(680,536)	(23,052)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P SmallCap 600® Index	(0.39)%	11/06/15	(1,332,245)	(79,594)

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600® Index	(0.44)%	11/06/15	(1,404,358)	(80,306)

				$(427,018)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell3000

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 10.3%
	Federal Home Loan Bank
$72,193	0.00%, due 03/03/14	$72,193
	Total U.S. Government & Agency Security (Cost $72,193)	72,193

	Repurchase Agreements (a)(b) — 106.1%
744,692	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $744,694	744,692
	Total Repurchase Agreements (Cost $744,692)	744,692

	Total Investment Securities (Cost $816,885) † — 116.4%	816,885
	Liabilities in excess of other assets — (16.4%)	(115,243)
	Net Assets — 100.0%	$701,642

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $153,909.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell3000 had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 3000® Index	0.16%	11/06/15	$(18,916)	$(813)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	(0.28)%	11/06/15	(257,653)	(21,885)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 3000® Index	(0.14)%	11/06/15	(443,230)	(17,870)

Equity Index Swap Agreement with Societe Generale, based on the Russell 3000® Index	0.26%	11/06/15	(617,266)	(40,314)

Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	0.06%	01/06/15	(37,033)	(1,476)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 3000 ETF	(0.34)%	11/06/15	(29,085)	(1,744)

				$(84,102)

See accompanying notes to schedules of portfolio investments.

UltraShort S&P500®

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 63.6%
	Federal Home Loan Bank
$73,564,039	0.00%, due 03/03/14	$73,564,039
	U.S. Treasury Bills
30,000,000	0.00%, due 03/13/14	29,999,600
40,000,000	0.00%, due 03/20/14	39,999,324
100,000,000	0.00%, due 05/15/14	99,995,400
70,000,000	0.00%, due 05/22/14	69,994,750
100,000,000	0.00%, due 05/29/14	99,988,800
100,000,000	0.00%, due 06/05/14	99,989,900
60,000,000	0.00%, due 06/12/14	59,992,620
200,000,000	0.00%, due 06/19/14	199,975,200
50,000,000	0.00%, due 07/03/14	49,992,150
100,000,000	0.00%, due 08/14/14	99,969,800
80,000,000	0.00%, due 08/21/14	79,972,960
	Total U.S. Government & Agency Securities (Cost $1,003,409,804)	1,003,434,543

	Repurchase Agreements (a)(b) — 43.7%
688,887,379	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $688,890,003	688,887,379
	Total Repurchase Agreements (Cost $688,887,379)	688,887,379

	Total Investment Securities (Cost $1,692,297,183) — 107.3%	1,692,321,922
	Liabilities in excess of other assets — (7.3%)	(114,786,834)
	Net Assets — 100.0%	$1,577,535,088

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $381,628,750.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,500
Aggregate gross unrealized depreciation	(3,761)
Net unrealized appreciation	$24,739
Federal income tax cost of investments	$1,692,297,183

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	3,957	03/21/14	$367,654,763	$(5,942,121)

Cash collateral in the amount of $18,954,034 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the S&P 500® Index	0.31%	11/06/15	$(75,291,072)	$(2,629,348)

Equity Index Swap Agreement with Citibank, N.A., based on the S&P 500® Index	0.32%	01/06/15	(275,961,307)	(7,427,303)

Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	0.31%	11/06/15	(139,658,382)	(5,729,772)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	0.22%	11/06/15	(89,480,027)	(3,662,718)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	0.37%	11/06/14	(1,142,006,266)	(20,742,884)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P 500® Index	0.31%	11/06/15	(295,169,764)	—

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	0.39%	11/06/15	(370,423,982)	(20,382,898)

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	0.31%	01/06/15	(108,155,800)	(5,326,716)

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P 500® ETF Trust	0.10%	11/06/15	(556,174)	(240,520)

Swap Agreement with Goldman Sachs International, based on the SPDR® S&P 500® ETF Trust	0.28%	11/06/14	(290,702,786)	(40,948,326)

				$(107,090,485)

See accompanying notes to schedules of portfolio investments.

UltraShort QQQ®

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 67.6%
	Federal Home Loan Bank
$16,718,707	0.00%, due 03/03/14	$16,718,707
	U.S. Treasury Bills
47,000,000	0.00%, due 03/13/14	46,999,379
5,000,000	0.00%, due 03/20/14	4,999,916
40,000,000	0.00%, due 04/24/14	39,994,750
35,000,000	0.00%, due 06/05/14	34,996,465
17,000,000	0.00%, due 07/10/14	16,997,178
80,000,000	0.00%, due 08/21/14	79,972,959
	Total U.S. Government & Agency Securities (Cost $240,679,869)	240,679,354

	Repurchase Agreements (a)(b) — 44.8%
159,604,122	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $159,604,730	159,604,122
	Total Repurchase Agreements (Cost $159,604,122)	159,604,122

	Total Investment Securities (Cost $400,283,991) — 112.4%	400,283,476
	Liabilities in excess of other assets — (12.4%)	(44,151,162)
	Net Assets — 100.0%	$356,132,314

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $123,583,712.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$256
Aggregate gross unrealized depreciation	(5,056)
Net unrealized depreciation	$(4,800)
Federal income tax cost of investments	$400,288,276

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	338	03/21/14	$24,993,410	$(686,772)

Cash collateral in the amount of $1,361,504 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the NASDAQ-100 Index®	0.31%	11/06/15	$(73,350,683)	$(5,125,734)

Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100 Index®	0.27%	02/06/15	(22,201,497)	(405,822)

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100 Index®	0.26%	11/06/15	(76,737,870)	(8,201,561)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100 Index®	0.27%	11/06/15	(19,487,403)	(564,874)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index®	0.32%	11/06/14	(386,349,611)	(7,767,354)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the NASDAQ-100 Index®	0.16%	11/06/15	(2,188,974)	(586,129)

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100 Index®	0.36%	11/06/15	(89,520,569)	(4,158,412)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index®	0.26%	01/06/15	(3,569,276)	(240,263)

Swap Agreement with Deutsche Bank AG, based on the PowerShares QQQ TrustSM, Series 1	0.07%	11/06/15	(2,499,206)	(1,134,823)

Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ TrustSM, Series 1	0.12%	11/06/14	(11,092,433)	—

Swap Agreement with Morgan Stanley & Co. International PLC, based on the PowerShares QQQ TrustSM, Series 1	(0.04)%	11/06/15	(312,547)	(187,987)

				$(28,372,959)

See accompanying notes to schedules of portfolio investments.

UltraShort Dow30SM

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 55.4%
	Federal Home Loan Bank
$11,005,151	0.00%, due 03/03/14	$11,005,151
	U.S. Treasury Bills
37,000,000	0.00%, due 03/13/14	36,999,507
35,000,000	0.00%, due 04/03/14	34,998,155
5,000,000	0.00%, due 05/22/14	4,999,625
10,000,000	0.00%, due 07/10/14	9,998,340
20,000,000	0.00%, due 07/17/14	19,996,120
	Total U.S. Government & Agency Securities (Cost $117,996,096)	117,996,898

	Repurchase Agreements (a)(b) — 50.5%
107,364,787	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $107,365,195	107,364,787
	Total Repurchase Agreements (Cost $107,364,787)	107,364,787

	Total Investment Securities (Cost $225,360,883) — 105.9%	225,361,685
	Liabilities in excess of other assets — (5.9%)	(12,641,958)
	Net Assets — 100.0%	$212,719,727

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $36,689,901.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$802
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$802
Federal income tax cost of investments	$225,360,883

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	392	03/21/14	$31,981,320	$(175,073)

Cash collateral in the amount of $1,592,800 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones Industrial AverageSM Index	0.31%	11/06/15	$(76,353,661)	$(1,667,283)

Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	0.27%	02/06/15	(26,608,827)	(364,535)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	0.26%	11/06/15	(39,067,922)	(2,652,298)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(0.08)%	11/06/15	(104,337,086)	(2,827,689)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	0.42%	11/06/14	(72,847,007)	(1,126,418)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	0.39%	11/06/15	(56,742,066)	(2,402,074)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	0.26%	01/06/15	(13,612,306)	(315,991)

Swap Agreement with Deutsche Bank AG, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	(0.13)%	11/06/15	(2,813,165)	(2,146,186)

Swap Agreement with Goldman Sachs International, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	0.24%	11/06/14	(1,113,448)	(310,300)

				$(13,812,774)

See accompanying notes to schedules of portfolio investments.

UltraShort MidCap400

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 42.4%
	Federal Home Loan Bank
$873,216	0.00%, due 03/03/14	$873,216
	U.S. Treasury Bill
4,000,000	0.00%, due 07/10/14	3,999,336
	Total U.S. Government & Agency Securities (Cost $4,872,488)	4,872,552

	Repurchase Agreements (a)(b) — 69.3%
7,961,278	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $7,961,309	7,961,278
	Total Repurchase Agreements (Cost $7,961,278)	7,961,278

	Total Investment Securities (Cost $12,833,766) — 111.7%	12,833,830
	Liabilities in excess of other assets — (11.7%)	(1,344,195)
	Net Assets — 100.0%	$11,489,635

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $1,875,930.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$64
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$64
Federal income tax cost of investments	$12,833,766

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	7	03/21/14	$961,940	$(18,942)

Cash collateral in the amount of $55,556 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the S&P MidCap 400® Index	0.06%	11/06/15	$(2,083,662)	$(60,279)

Equity Index Swap Agreement with Citibank, N.A., based on the S&P MidCap 400® Index	0.12%	01/06/15	(2,802,287)	(72,309)

Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	0.16%	11/06/15	(6,353,822)	(364,620)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	(0.28)%	11/06/15	(1,023,765)	(51,925)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P MidCap 400® Index	(0.24)%	11/06/15	(1,405,387)	(105,452)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	0.09%	11/06/15	(7,557,397)	(217,935)

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P MidCap 400® ETF Trust	(0.38)%	11/06/15	(789,213)	(479,165)

				$(1,351,685)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 54.9%
	Federal Home Loan Bank
$13,241,982	0.00%, due 03/03/14	$13,241,982
	U.S. Treasury Bills
5,000,000	0.00%, due 03/20/14	4,999,916
10,000,000	0.00%, due 05/08/14	9,999,040
25,000,000	0.00%, due 05/29/14	24,997,200
52,000,000	0.00%, due 06/05/14	51,994,748
7,000,000	0.00%, due 07/03/14	6,998,901
10,000,000	0.00%, due 07/10/14	9,998,340
5,000,000	0.00%, due 08/14/14	4,998,490
	Total U.S. Government & Agency Securities (Cost $127,226,824)	127,228,617

	Repurchase Agreements (a)(b) — 60.6%
140,636,174	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $140,636,706	140,636,174
	Total Repurchase Agreements (Cost $140,636,174)	140,636,174

	Total Investment Securities (Cost $267,862,998) — 115.5%	267,864,791
	Liabilities in excess of other assets — (15.5%)	(35,875,050)
	Net Assets — 100.0%	$231,989,741

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $35,049,078.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,660
Aggregate gross unrealized depreciation	(867)
Net unrealized appreciation	$1,793
Federal income tax cost of investments	$267,862,998

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	126	03/21/14	$14,888,160	$(214,305)

Cash collateral in the amount of $619,520 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the Russell 2000® Index	(0.27)%	11/06/15	$(186,812,459)	$(10,636,616)

Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	(0.58)%	02/06/15	(6,912,918)	(138,087)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(0.39)%	11/06/15	(4,306,054)	(203,270)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(0.88)%	11/06/15	(1,268,449)	(130,158)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	(0.28)%	11/06/14	(27,175,965)	(871,130)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Index	(0.54)%	11/06/15	(119,924,395)	(3,993,126)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(0.74)%	11/06/15	(90,625,347)	(8,891,928)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(0.44)%	01/06/15	(5,256,808)	(248,738)

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 ETF	(0.88)%	11/06/15	(819,229)	(64,193)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 ETF	(0.64)%	11/06/15	(5,981,734)	(905,680)

				$(26,082,926)

See accompanying notes to schedules of portfolio investments.

UltraShort SmallCap600

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 9.7%
	Federal Home Loan Bank
$443,801	0.00%, due 03/03/14	$443,801
	Total U.S. Government & Agency Security (Cost $443,801)	443,801

	Repurchase Agreements (a)(b) — 95.8%
4,399,918	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $4,399,935	4,399,918
	Total Repurchase Agreements (Cost $4,399,918)	4,399,918

	Total Investment Securities (Cost $4,843,719) † — 105.5%	4,843,719
	Liabilities in excess of other assets — (5.5%)	(253,643)
	Net Assets — 100.0%	$4,590,076

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $766,751.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Bank of America, N.A., based on the S&P SmallCap 600® Index	0.06%	11/06/15	$(2,514,883)	$(138,968)

Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600® Index	(0.29)%	11/06/15	(1,282,793)	(72,501)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600® Index	(0.68)%	11/06/15	(262,523)	(11,647)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P SmallCap 600® Index	(0.39)%	11/06/15	(3,885,455)	(194,554)

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600® Index	(0.44)%	11/06/15	(1,125,870)	(63,809)

Swap Agreement with Deutsche Bank AG, based on the iShares® Core S&P Small-Cap ETF	(0.68)%	11/06/15	(108,662)	19,038

				$(462,441)

See accompanying notes to schedules of portfolio investments.

UltraPro Short S&P500®

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 65.2%
	Federal Home Loan Bank
$16,881,456	0.00%, due 03/03/14	$16,881,456
	U.S. Treasury Bills
30,000,000	0.00%, due 03/13/14	29,999,600
77,000,000	0.00%, due 03/20/14	76,998,386
10,000,000	0.00%, due 04/10/14	9,999,383
35,000,000	0.00%, due 04/24/14	34,995,406
50,000,000	0.00%, due 07/03/14	49,992,150
50,000,000	0.00%, due 07/10/14	49,991,700
50,000,000	0.00%, due 08/14/14	49,984,900
	Total U.S. Government & Agency Securities (Cost $318,840,633)	318,842,981

	Repurchase Agreements (a)(b) — 41.9%
205,229,274	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $205,230,041	205,229,274
	Total Repurchase Agreements (Cost $205,229,274)	205,229,274

	Total Investment Securities (Cost $524,069,907) — 107.1%	524,072,255
	Liabilities in excess of other assets — (7.1%)	(34,795,874)
	Net Assets — 100.0%	$489,276,381

(a)                       All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $194,462,160.

(b)                       The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,076
Aggregate gross unrealized depreciation	(1,728)
Net unrealized appreciation	$2,348
Federal income tax cost of investments	$524,069,907

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	2,188	03/21/14	$203,292,550	$(3,446,316)

Cash collateral in the amount of $10,480,526 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Short S&P500® had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the S&P 500® Index	0.31%	11/06/15	$(77,524,054)	$(1,956,185)

Equity Index Swap Agreement with Citibank, N.A., based on the S&P 500® Index	0.32%	01/06/15	(129,266,011)	(2,041,913)

Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	0.31%	11/06/15	(54,757,667)	(2,955,881)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	0.22%	11/06/15	(71,184,872)	(1,629,495)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	0.37%	11/06/14	(407,885,823)	(7,317,618)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P 500® Index	0.31%	01/06/16	(91,163,443)	—

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	0.39%	11/06/15	(138,990,849)	(4,258,456)

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	0.31%	01/06/15	(57,207,781)	(3,119,134)

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P 500® ETF Trust	0.10%	11/06/15	(227,366)	(6,766,922)

Swap Agreement with Goldman Sachs International, based on the SPDR® S&P 500® ETF Trust	0.28%	11/06/14	(236,313,782)	(18,975,204)

				$(49,020,808)

See accompanying notes to schedules of portfolio investments.

UltraPro Short QQQ®

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 73.5%
	Federal Home Loan Bank
$7,932,430	0.00%, due 03/03/14	$7,932,430
	U.S. Treasury Bills
12,542,000	0.00%, due 03/13/14	12,541,833
55,000,000	0.00%, due 03/20/14	54,998,847
12,000,000	0.00%, due 04/24/14	11,998,425
8,000,000	0.00%, due 06/26/14	7,998,688
7,000,000	0.00%, due 07/10/14	6,998,838
30,000,000	0.00%, due 07/17/14	29,994,180
20,000,000	0.00%, due 08/14/14	19,993,960
	Total U.S. Government & Agency Securities (Cost $152,456,651)	152,457,201

	Repurchase Agreements (a)(b) — 42.9%
88,908,030	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $88,908,364	88,908,030
	Total Repurchase Agreements (Cost $88,908,030)	88,908,030

	Total Investment Securities (Cost $241,364,681) — 116.4%	241,365,231
	Liabilities in excess of other assets — (16.4%)	(34,005,907)
	Net Assets — 100.0%	$207,359,324

(a)                       All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $101,882,001.

(b)                       The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(836)
Net unrealized depreciation	$(836)
Federal income tax cost of investments	$241,366,067

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	175	03/21/14	$12,940,375	$(341,128)

Cash collateral in the amount of $868,489 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Short QQQ® had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the NASDAQ-100 Index®	0.31%	11/06/15	$(79,458,226)	$(4,032,704)

Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100 Index®	0.27%	02/06/15	(37,707,804)	(556,653)

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100 Index®	0.26%	11/06/15	(4,028,745)	(857,879)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100 Index®	0.27%	11/06/15	(13,813,738)	(760,089)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index®	0.32%	11/06/14	(263,091,218)	(4,907,977)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the NASDAQ-100 Index®	0.16%	11/06/15	(1,595,499)	(353,673)

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100 Index®	0.36%	11/06/15	(62,419,286)	(3,020,558)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index®	0.26%	01/06/15	(3,330,648)	(242,973)

Swap Agreement with Deutsche Bank AG, based on the PowerShares QQQ TrustSM, Series 1	0.07%	11/06/15	(3,333,793)	(188,592)

Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ TrustSM, Series 1	0.12%	11/06/14	(139,471,639)	(19,631,343)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the PowerShares QQQ TrustSM, Series 1	(0.04)%	11/06/15	(934,814)	(567,164)

				$(35,119,605)

See accompanying notes to schedules of portfolio investments.

UltraPro Short Dow30SM

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 44.7%
	Federal Home Loan Bank
$6,212,484	0.00%, due 03/03/14	$6,212,484
	U.S. Treasury Bills
7,000,000	0.00%, due 04/24/14	6,999,081
9,000,000	0.00%, due 06/26/14	8,998,524
22,000,000	0.00%, due 07/03/14	21,996,546
	Total U.S. Government & Agency Securities (Cost $44,205,004)	44,206,635

	Repurchase Agreements (a)(b) — 62.6%
62,026,061	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $62,026,296	62,026,061
	Total Repurchase Agreements (Cost $62,026,061)	62,026,061

	Total Investment Securities (Cost $106,231,065) — 107.3%	106,232,696
	Liabilities in excess of other assets — (7.3%)	(7,189,741)
	Net Assets — 100.0%	$99,042,955

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $13,013,792.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,631
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$1,631
Federal income tax cost of investments	$106,231,065

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	175	03/21/14	$14,277,375	$(90,782)

Cash collateral in the amount of $792,780 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Short Dow30SM had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones Industrial AverageSM Index	0.31%	11/06/15	$(15,825,612)	$(13,931)

Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	0.27%	02/06/15	(7,907,575)	191,076

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	0.26%	11/06/15	(1,661,060)	(38,559)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(0.08)%	11/06/15	(3,773,775)	(113,545)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	0.42%	11/06/14	(6,993,983)	(133,952)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones Industrial AverageSM Index	0.16%	11/06/15	(82,789,981)	(313,655)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	0.39%	11/06/15	(153,955,003)	(7,081,640)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	0.26%	01/06/15	(5,491,766)	(127,484)

Swap Agreement with Deutsche Bank AG, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	(0.13)%	11/06/15	(613,455)	(75,040)

Swap Agreement with Goldman Sachs International, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	0.24%	11/06/14	(3,883,824)	(74,697)

				$(7,781,427)

See accompanying notes to schedules of portfolio investments.

UltraPro Short MidCap400

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 39.1%
	Federal Home Loan Bank
$397,669	0.00%, due 03/03/14	$397,669
	U.S. Treasury Bill
1,900,000	0.00%, due 03/13/14	1,899,984
	Total U.S. Government & Agency Securities (Cost $2,297,653)	2,297,653

	Repurchase Agreements (a)(b) — 78.6%
4,621,866	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $4,621,884	4,621,866
	Total Repurchase Agreements (Cost $4,621,866)	4,621,866

	Total Investment Securities (Cost $6,919,519) † — 117.7%	6,919,519
	Liabilities in excess of other assets — (17.7%)	(1,041,282)
	Net Assets — 100.0%	$5,878,237

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $1,397,595.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	3	03/21/14	$412,260	$(6,952)

Cash collateral in the amount of $20,834 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

Swap Agreements

UltraPro Short MidCap400 had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the S&P MidCap 400® Index	0.06%	11/06/15	$(1,492,625)	$(91,868)

Equity Index Swap Agreement with Citibank, N.A., based on the S&P MidCap 400® Index	0.12%	01/06/15	(599,337)	(2,697)

Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	0.16%	11/06/15	(253,764)	(20,174)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	(0.28)%	11/06/15	(264,399)	(12,241)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P MidCap 400® Index	(0.24)%	11/06/15	(12,861,955)	(1,139,166)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	0.09%	11/06/15	(1,633,595)	(115,767)

Swap Agreement with Goldman Sachs International, based on the SPDR® S&P MidCap 400® ETF Trust	(0.18)%	11/06/14	(121,828)	(6,117)

				$(1,388,030)

See accompanying notes to schedules of portfolio investments.

UltraPro Short Russell2000

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 48.0%
	Federal Home Loan Bank
$3,450,745	0.00%, due 03/03/14	$3,450,745
	U.S. Treasury Bills
15,000,000	0.00%, due 07/10/14	14,997,510
10,000,000	0.00%, due 07/17/14	9,998,060
	Total U.S. Government & Agency Securities (Cost $28,446,087)	28,446,315

	Repurchase Agreements (a)(b) — 73.8%
43,749,221	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $43,749,383	43,749,221
	Total Repurchase Agreements (Cost $43,749,221)	43,749,221

	Total Investment Securities (Cost $72,195,308) — 121.8%	72,195,536
	Liabilities in excess of other assets — (21.8%)	(12,909,151)
	Net Assets — 100.0%	$59,286,385

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $15,917,425.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$228
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$228
Federal income tax cost of investments	$72,195,308

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	52	03/21/14	$6,144,320	$(80,919)

Cash collateral in the amount of $143,360 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

Swap Agreements

UltraPro Short Russell2000 had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the Russell 2000® Index	(0.27)%	11/06/15	$(34,794,139)	$(2,324,748)

Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	(0.58)%	02/06/15	(9,376,872)	(439,213)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(0.39)%	11/06/15	(1,599,457)	(75,503)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(0.88)%	11/06/15	(3,421,862)	(31,186)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	(0.28)%	11/06/14	(923,087)	(58,161)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Index	(0.54)%	11/06/15	(61,575,447)	—

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(0.74)%	11/06/15	(47,038,761)	(3,638,490)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(0.44)%	01/06/15	(1,522,464)	(72,039)

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 ETF	(0.88)%	11/06/15	(1,017,259)	(146,776)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 ETF	(0.64)%	11/06/15	(10,416,163)	(1,065,933)

				$(7,852,049)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Value

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 9.1%
	Federal Home Loan Bank
$69,528	0.00%, due 03/03/14	$69,528
	Total U.S. Government & Agency Security (Cost $69,528)	69,528

	Repurchase Agreements (a)(b) — 104.6%
794,004	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $794,006	794,004
	Total Repurchase Agreements (Cost $794,004)	794,004

	Total Investment Securities (Cost $863,532) † — 113.7%	863,532
	Liabilities in excess of other assets — (13.7%)	(104,213)
	Net Assets — 100.0%	$759,319

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $225,035.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Value had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 1000® Value Index	0.01%	11/06/15	$(27,718)	$(1,350)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	(0.18)%	11/06/15	(321,055)	(18,366)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 1000® Value Index	(0.14)%	11/06/15	(778,876)	(39,047)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	0.06%	11/06/15	(173,891)	(6,402)

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	0.11%	01/06/15	(91,875)	(2,716)

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 1000 Value ETF	(0.08)%	11/06/15	(49,398)	(1,456)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 1000 Value ETF	(0.34)%	11/06/15	(75,476)	(3,705)

				$(73,042)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Growth

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 10.7%
	Federal Home Loan Bank
$320,778	0.00%, due 03/03/14	$320,778
	Total U.S. Government & Agency Security (Cost $320,778)	320,778

	Repurchase Agreements (a)(b) — 105.7%
3,164,140	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $3,164,151	3,164,140
	Total Repurchase Agreements (Cost $3,164,140)	3,164,140

	Total Investment Securities (Cost $3,484,918) † — 116.4%	3,484,918
	Liabilities in excess of other assets — (16.4%)	(492,210)
	Net Assets — 100.0%	$2,992,708

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $539,098.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Growth had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 1000® Growth Index	(0.04)%	11/06/15	$(88,205)	$(7,141)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	(0.18)%	11/06/15	(61,926)	(37,562)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 1000® Growth Index	(0.14)%	11/06/15	(228,413)	(49,213)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	0.06%	11/06/15	(5,552,007)	(359,452)

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	0.11%	01/06/15	(17,483)	(844)

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 1000 Growth ETF	(0.08)%	11/06/15	(9,097)	(440)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 1000 Growth ETF	(0.34)%	11/06/15	(28,179)	(3,957)

				$(458,609)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Value

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 5.3%
	Federal Home Loan Bank
$30,980	0.00%, due 03/03/14	$30,980
	Total U.S. Government & Agency Security (Cost $30,980)	30,980

	Repurchase Agreements (a)(b) — 115.8%
676,017	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $676,019	676,017
	Total Repurchase Agreements (Cost $676,017)	676,017

	Total Investment Securities (Cost $706,997) † — 121.1%	706,997
	Liabilities in excess of other assets — (21.1%)	(123,168)
	Net Assets — 100.0%	$583,829

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $422,497.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Value had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell Midcap® Value Index	(0.14)%	11/06/15	$(38,392)	$(2,697)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	(0.28)%	11/06/15	(134,770)	(21,397)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell Midcap® Value Index	(0.19)%	11/06/15	(706,150)	(48,468)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	(0.09)%	11/06/15	(174,589)	(12,443)

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	0.01%	01/06/15	(56,589)	(3,302)

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell Mid-Cap Value ETF	(0.38)%	11/06/15	(22,725)	(1,337)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell Mid-Cap Value ETF	(0.44)%	11/06/15	(34,801)	(2,307)

				$(91,951)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Growth

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 6.0%
	Federal Home Loan Bank
$49,856	0.00%, due 03/03/14	$49,856
	Total U.S. Government & Agency Security (Cost $49,856)	49,856

	Repurchase Agreements (a)(b) — 118.6%
993,884	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $993,887	993,884
	Total Repurchase Agreements (Cost $993,884)	993,884

	Total Investment Securities (Cost $1,043,740) † — 124.6%	1,043,740
	Liabilities in excess of other assets — (24.6%)	(205,871)
	Net Assets — 100.0%	$837,869

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $585,896.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Growth had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell Midcap® Growth Index	(0.14)%	11/06/15	$(65,851)	$(5,648)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	(0.28)%	11/06/15	(218,400)	(24,396)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell Midcap® Growth Index	(0.19)%	11/06/15	(1,001,158)	(107,369)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	(0.09)%	11/06/15	(205,821)	(19,832)

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	0.01%	01/06/15	(94,380)	(6,368)

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell Mid-Cap Growth ETF	(0.38)%	11/06/15	(48,441)	(5,065)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell Mid-Cap Growth ETF	(0.44)%	11/06/15	(41,726)	(5,588)

				$(174,266)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Value

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 9.5%
	Federal Home Loan Bank
$175,839	0.00%, due 03/03/14	$175,839
	Total U.S. Government & Agency Security (Cost $175,839)	175,839

	Repurchase Agreements (a)(b) — 105.3%
1,942,725	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $1,942,733	1,942,725
	Total Repurchase Agreements (Cost $1,942,725)	1,942,725

	Total Investment Securities (Cost $2,118,564) † — 114.8%	2,118,564
	Liabilities in excess of other assets — (14.8%)	(273,605)
	Net Assets — 100.0%	$1,844,959

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $503,765.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Value had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Value Index	(0.69)%	11/06/15	$(132,915)	$(8,803)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	(1.28)%	11/06/15	(72,819)	(33,621)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Value Index	(0.34)%	11/06/15	(2,508,889)	(159,891)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	(0.44)%	11/06/15	(811,973)	(31,997)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	(0.44)%	01/06/15	(119,809)	(4,056)

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Value ETF	(0.78)%	11/06/15	(12,660)	(432)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 Value ETF	(0.74)%	11/06/15	(30,452)	(1,851)

				$(240,651)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Growth

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 10.3%
	Federal Home Loan Bank
$570,148	0.00%, due 03/03/14	$570,148
	Total U.S. Government & Agency Security (Cost $570,148)	570,148

	Repurchase Agreements (a)(b) — 104.4%
5,781,962	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $5,781,983	5,781,962
	Total Repurchase Agreements (Cost $5,781,962)	5,781,962

	Total Investment Securities (Cost $6,352,110) † — 114.7%	6,352,110
	Liabilities in excess of other assets — (14.7%)	(812,135)
	Net Assets — 100.0%	$5,539,975

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $1,116,233.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Growth had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Bank of America, N.A., based on the Russell 2000® Growth Index	(0.29)%	11/06/15	$(4,952,847)	$47,049

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Growth Index	(0.69)%	11/06/15	(80,052)	(7,307)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	(1.48)%	11/06/15	(940,413)	(216,531)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Growth Index	(0.84)%	11/06/15	(4,036,642)	(487,624)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	(0.44)%	11/06/15	(852,024)	(88,360)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	(0.44)%	01/06/15	(123,750)	(7,380)

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Growth ETF	(1.28)%	11/06/15	(26,378)	(1,598)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 Growth ETF	(1.09)%	11/06/15	(67,910)	(14,707)

				$(776,458)

See accompanying notes to schedules of portfolio investments.

Short Basic Materials

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 8.6%
	Federal Home Loan Bank
$114,622	0.00%, due 03/03/14	$114,622
	Total U.S. Government & Agency Security (Cost $114,622)	114,622

	Repurchase Agreements (a)(b) — 89.8%
1,198,168	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $1,198,171	1,198,168
	Total Repurchase Agreements (Cost $1,198,168)	1,198,168

	Total Investment Securities (Cost $1,312,790) † — 98.4%	1,312,790
	Other assets less liabilities — 1.6%	21,674
	Net Assets — 100.0%	$1,334,464

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $260,178.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short Basic Materials had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones U.S. Basic MaterialsSM Index	0.06%	11/06/15	$(113,249)	$(9,734)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Basic MaterialsSM Index	0.26%	11/06/14	(280,704)	(241,624)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(0.18)%	11/06/15	(92,989)	(12,715)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Basic MaterialsSM Index	(0.14)%	11/06/15	(374,596)	(38,636)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	(0.09)%	11/06/15	(387,605)	(26,613)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	0.06%	01/06/15	(84,189)	(5,363)

				$(334,685)

See accompanying notes to schedules of portfolio investments.

Short Financials

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 48.4%
	Federal Home Loan Bank
$1,197,741	0.00%, due 03/03/14	$1,197,741
	U.S. Treasury Bill
10,000,000	0.00%, due 08/21/14	9,996,620
	Total U.S. Government & Agency Securities (Cost $11,194,329)	11,194,361

	Repurchase Agreements (a)(b) — 45.6%
10,528,836	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $10,528,875	10,528,836
	Total Repurchase Agreements (Cost $10,528,836)	10,528,836

	Total Investment Securities (Cost $21,723,165) — 94.0%	21,723,197
	Other assets less liabilities — 6.0%	1,385,988
	Net Assets — 100.0%	$23,109,185

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $727,275.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$32
Federal income tax cost of investments	$21,723,165

Swap Agreements

Short Financials had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones U.S. FinancialsSM Index	0.16%	11/06/15	$(591,367)	$(98,863)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. FinancialsSM Index	0.26%	11/06/14	(11,962,328)	(4,215,091)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(0.43)%	11/06/15	(296,698)	(9,968)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	0.37%	11/06/14	(501,220)	(12,706)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. FinancialsSM Index	(0.09)%	11/06/15	(1,754,762)	(82,541)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	0.01%	11/06/15	(7,592,136)	(421,800)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	0.06%	01/06/15	(392,953)	(17,331)

				$(4,858,300)

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 30.6%
	Federal Home Loan Bank
$118,986	0.00%, due 03/03/14	$118,986
	U.S. Treasury Bill
450,000	0.00%, due 03/13/14	449,996
	Total U.S. Government & Agency Securities (Cost $568,982)	568,982

	Repurchase Agreements (a)(b) — 77.8%
1,449,750	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $1,449,755	1,449,750
	Total Repurchase Agreements (Cost $1,449,750)	1,449,750

	Total Investment Securities (Cost $2,018,732) † — 108.4%	2,018,732
	Liabilities in excess of other assets — (8.4%)	(156,286)
	Net Assets — 100.0%	$1,862,446

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $551,044.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short Oil & Gas had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones U.S. Oil & GasSM Index	0.06%	11/06/15	$(80,141)	$(6,279)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Oil & GasSM Index	0.26%	11/06/14	(667,130)	(93,463)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	0.02%	11/06/15	(154,497)	(8,766)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	0.27%	11/06/14	(126,664)	(2,174)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Oil & GasSM Index	0.06%	11/06/15	(224,211)	(3,424)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(0.09)%	11/06/15	(597,297)	(9,284)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	0.06%	01/06/15	(11,444)	774

				$(122,616)

See accompanying notes to schedules of portfolio investments.

Short Real Estate

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 40.9%
	Federal Home Loan Bank
$2,478,590	0.00%, due 03/03/14	$2,478,590
	U.S. Treasury Bill
11,000,000	0.00%, due 03/20/14	10,999,811
	Total U.S. Government & Agency Securities (Cost $13,478,401)	13,478,401

	Repurchase Agreements (a)(b) — 68.2%
22,474,428	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $22,474,514	22,474,428
	Total Repurchase Agreements (Cost $22,474,428)	22,474,428

	Total Investment Securities (Cost $35,952,829) † — 109.1%	35,952,829
	Liabilities in excess of other assets — (9.1%)	(3,012,047)
	Net Assets — 100.0%	$32,940,782

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $4,841,171.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short Real Estate had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones U.S. Real EstateSM Index	0.21%	11/06/15	$(5,640,210)	$(608,472)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Real EstateSM Index	0.26%	11/06/14	(11,141,262)	(907,521)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real Estate SM Index	(0.48)%	11/06/15	(1,195,416)	(198,499)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Real EstateSM Index	(0.09)%	11/06/15	(660,666)	(33,371)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	(0.09)%	11/06/15	(10,993,385)	(903,806)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(0.09)%	01/06/15	(3,282,707)	(294,631)

				$(2,946,300)

See accompanying notes to schedules of portfolio investments.

Short KBW Regional Banking

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 6.5%
	Federal Home Loan Bank
$94,561	0.00%, due 03/03/14	$94,561
	Total U.S. Government & Agency Security (Cost $94,561)	94,561

	Repurchase Agreements (a)(b) — 96.4%
1,403,701	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $1,403,706	1,403,701
	Total Repurchase Agreements (Cost $1,403,701)	1,403,701

	Total Investment Securities (Cost $1,498,262) † — 102.9%	1,498,262
	Liabilities in excess of other assets — (2.9%)	(42,712)
	Net Assets — 100.0%	$1,455,550

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $629,869.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short KBW Regional Banking had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Bank of America, N.A., based on the KBW Regional Banking IndexSM	(0.19)%	11/06/15	$(78,841)	$(11,722)

Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional Banking IndexSM	(0.58)%	11/06/15	(85,456)	(164)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the KBW Regional Banking IndexSM	(0.49)%	11/06/15	(66,438)	(1,216)

Equity Index Swap Agreement with Societe Generale, based on the KBW Regional Banking IndexSM	(0.09)%	11/06/15	(1,195,747)	2,709

Equity Index Swap Agreement with UBS AG, based on the KBW Regional Banking IndexSM	0.01%	01/06/15	(27,304)	263

				$(10,130)

See accompanying notes to schedules of portfolio investments.

UltraShort Basic Materials

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 35.6%
	Federal Home Loan Bank
$711,491	0.00%, due 03/03/14	$711,491
	U.S. Treasury Bill
5,000,000	0.00%, due 08/21/14	4,998,310
	Total U.S. Government & Agency Securities (Cost $5,709,881)	5,709,801

	Repurchase Agreements (a)(b) — 73.0%
11,724,621	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $11,724,664	11,724,621
	Total Repurchase Agreements (Cost $11,724,621)	11,724,621

	Total Investment Securities (Cost $17,434,502) — 108.6%	17,434,422
	Liabilities in excess of other assets — (8.6%)	(1,375,656)
	Net Assets — 100.0%	$16,058,766

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $5,887,068.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(80)
Net unrealized depreciation	$(80)
Federal income tax cost of investments	$17,434,502

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones U.S. Basic MaterialsSM Index	0.06%	11/06/15	$(13,971,924)	$(781,490)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Basic Materials SM Index	0.26%	11/06/14	(3,083,562)	(311,253)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(0.18)%	11/06/15	(3,629,309)	(252,968)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Basic MaterialsSM Index	(0.14)%	11/06/15	(5,140,954)	(305,138)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	(0.09)%	11/06/15	(816,449)	(106,036)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	0.06%	01/06/15	(5,507,209)	(314,604)

				$(2,071,489)

See accompanying notes to schedules of portfolio investments.

UltraShort Nasdaq Biotechnology

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 9.7%
	Federal Home Loan Bank
$1,596,324	0.00%, due 03/03/14	$1,596,324
	Total U.S. Government & Agency Security (Cost $1,596,324)	1,596,324

	Repurchase Agreements (a)(b) — 116.1%
19,037,371	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $19,037,443	19,037,371
	Total Repurchase Agreements (Cost $19,037,371)	19,037,371

	Total Investment Securities (Cost $20,633,695) † — 125.8%	20,633,695
	Liabilities in excess of other assets — (25.8%)	(4,226,458)
	Net Assets — 100.0%	$16,407,237

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $5,974,060.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the NASDAQ Biotechnology Index®	(0.14)%	11/06/15	$(1,750,820)	$(219,792)

Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ Biotechnology Index®	(0.88)%	03/06/15	(26,233)	(4,087)

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ Biotechnology Index®	(0.54)%	01/06/15	(241,060)	(82,372)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	(0.68)%	11/06/15	(12,309,925)	(1,739,133)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the NASDAQ Biotechnology Index®	(0.44)%	11/06/15	(110,492)	(17,912)

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ Biotechnology Index®	(0.09)%	11/06/15	(18,214,682)	(2,100,616)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ Biotechnology Index®	(0.34)%	01/06/15	(96,615)	(15,643)

Swap Agreement with Bank of America, N.A., based on the iShares® Nasdaq Biotechnology ETF	(0.62)%	11/06/15	(12,535)	(2,026)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Nasdaq Biotechnology ETF	(0.94)%	11/06/15	(49,532)	(7,280)

				$(4,188,861)

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Goods

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 10.0%
	Federal Home Loan Bank
$663,658	0.00%, due 03/03/14	$663,658
	Total U.S. Government & Agency Security (Cost $663,658)	663,658

	Repurchase Agreements (a)(b) — 96.5%
6,407,388	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $6,407,413	6,407,388
	Total Repurchase Agreements (Cost $6,407,388)	6,407,388

	Total Investment Securities (Cost $7,071,046) † — 106.5%	7,071,046
	Liabilities in excess of other assets — (6.5%)	(428,877)
	Net Assets — 100.0%	$6,642,169

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $976,128.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones U.S. Consumer GoodsSM Index	0.11%	11/06/15	$(8,607,333)	$(323,615)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Consumer GoodsSM Index	0.26%	11/06/14	(169,854)	(22,896)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(0.28)%	11/06/15	(254,984)	(27,150)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Consumer GoodsSM Index	(0.19)%	11/06/15	(867,192)	(3,740)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	(0.09)%	11/06/15	(3,077,313)	(12,304)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	0.06%	01/06/15	(297,035)	(2,532)

Swap Agreement with Bank of America, N.A., based on the iShares® U.S. Consumer Goods ETF	(0.35)%	11/06/15	(10,896)	70

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® U.S. Consumer Goods ETF	(0.69)%	11/06/15	(12,871)	73

				$(392,094)

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Services

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 23.3%
	Federal Home Loan Bank
$625,552	0.00%, due 03/03/14	$625,552
	U.S. Treasury Bill
900,000	0.00%, due 03/13/14	899,993
	Total U.S. Government & Agency Securities (Cost $1,525,545)	1,525,545

	Repurchase Agreements (a)(b) — 91.3%
5,980,877	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $5,980,899	5,980,877
	Total Repurchase Agreements (Cost $5,980,877)	5,980,877

	Total Investment Securities (Cost $7,506,422) † — 114.6%	7,506,422
	Liabilities in excess of other assets — (14.6%)	(956,803)
	Net Assets — 100.0%	$6,549,619

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $1,001,749.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones U.S. Consumer ServicesSM Index	0.11%	11/06/15	$(5,238,338)	$(292,423)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Consumer Services SM Index	0.26%	11/06/14	(158,397)	(127,021)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(0.28)%	11/06/15	(510,809)	(89,107)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Consumer ServicesSM Index	(0.34)%	11/06/15	(2,606,179)	(191,151)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	(0.09)%	11/06/15	(4,235,121)	(185,562)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	0.06%	01/06/15	(342,746)	(31,140)

Swap Agreement with Bank of America, N.A., based on the iShares® U.S. Consumer Services ETF	(0.35)%	11/06/15	(14,441)	(629)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® U.S. Consumer Services ETF	(0.84)%	11/06/15	(7,065)	(316)

				$(917,349)

See accompanying notes to schedules of portfolio investments.

UltraShort Financials

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 44.9%
	Federal Home Loan Bank
$5,520,356	0.00%, due 03/03/14	$5,520,356
	U.S. Treasury Bills
25,000,000	0.00%, due 07/03/14	24,996,075
10,000,000	0.00%, due 07/24/14	9,998,060
	Total U.S. Government & Agency Securities (Cost $40,513,893)	40,514,491

	Repurchase Agreements (a)(b) — 63.0%
56,817,806	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $56,818,021	56,817,806
	Total Repurchase Agreements (Cost $56,817,806)	56,817,806

	Total Investment Securities (Cost $97,331,699) — 107.9%	97,332,297
	Liabilities in excess of other assets — (7.9%)	(7,149,752)
	Net Assets — 100.0%	$90,182,545

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $25,866,491.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$598
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$598
Federal income tax cost of investments	$97,331,699

Swap Agreements

UltraShort Financials had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones U.S. FinancialsSM Index	0.16%	11/06/15	$(62,604,960)	$(2,284,747)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. FinancialsSM Index	0.26%	11/06/14	(1,743,418)	(398,224)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(0.43)%	11/06/15	(1,430,521)	(152,331)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	0.37%	11/06/14	(53,266,859)	(991,944)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. FinancialsSM Index	(0.09)%	11/06/15	(28,509,368)	(938,443)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	0.01%	11/06/15	(31,024,723)	(777,998)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	0.06%	01/06/15	(1,751,227)	(168,799)

				$(5,712,486)

See accompanying notes to schedules of portfolio investments.

UltraShort Health Care

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 10.9%
	Federal Home Loan Bank
$224,842	0.00%, due 03/03/14	$224,842
	Total U.S. Government & Agency Security (Cost $224,842)	224,842

	Repurchase Agreements (a)(b) — 122.1%
2,519,197	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $2,519,206	2,519,197
	Total Repurchase Agreements (Cost $2,519,197)	2,519,197

	Total Investment Securities (Cost $2,744,039) † — 133.0%	2,744,039
	Liabilities in excess of other assets — (33.0%)	(680,720)
	Net Assets — 100.0%	$2,063,319

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $679,138.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones U.S. Health CareSM Index	0.11%	11/06/15	$(178,442)	$(26,385)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Health CareSM Index	0.26%	11/06/14	(54,401)	(38,050)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	0.02%	11/06/15	(483,277)	(59,817)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Health CareSM Index	(0.14)%	11/06/15	(2,688,258)	(452,186)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	(0.09)%	11/06/15	(557,897)	(67,604)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	0.06%	01/06/15	(152,556)	(5,154)

Swap Agreement with Bank of America, N.A., based on the iShares® U.S. Healthcare ETF	(0.35)%	11/06/15	(6,432)	(512)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® U.S. Healthcare ETF	(0.64)%	11/06/15	(8,109)	(651)

				$(650,359)

See accompanying notes to schedules of portfolio investments.

UltraShort Industrials

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 11.1%
	Federal Home Loan Bank
$784,520	0.00%, due 03/03/14	$784,520
	Total U.S. Government & Agency Security (Cost $784,520)	784,520

	Repurchase Agreements (a)(b) — 97.6%
6,903,246	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $6,903,273	6,903,246
	Total Repurchase Agreements (Cost $6,903,246)	6,903,246

	Total Investment Securities (Cost $7,687,766) † — 108.7%	7,687,766
	Liabilities in excess of other assets — (8.7%)	(617,844)
	Net Assets — 100.0%	$7,069,922

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $481,973.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones U.S. IndustrialsSM Index	0.11%	11/06/15	$(77,003)	$(11,340)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. IndustrialsSM Index	0.26%	11/06/14	(72,371)	(23,877)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	(0.18)%	11/06/15	(6,284,674)	(135,014)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. IndustrialsSM Index	(0.14)%	11/06/15	(193,876)	(7,410)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	(0.09)%	11/06/15	(7,458,688)	(393,973)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	0.06%	01/06/15	(27,380)	(6,464)

Swap Agreement with Bank of America, N.A., based on the iShares® U.S. Industrials ETF	(0.35)%	11/06/15	(14,749)	(556)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® U.S. Industrials ETF	(0.09)%	11/06/15	(14,419)	(535)

				$(579,169)

See accompanying notes to schedules of portfolio investments.

UltraShort Oil & Gas

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 45.1%
	Federal Home Loan Bank
$3,341,852	0.00%, due 03/03/14	$3,341,852
	U.S. Treasury Bill
20,000,000	0.00%, due 05/15/14	19,999,080
	Total U.S. Government & Agency Securities (Cost $23,340,602)	23,340,932

	Repurchase Agreements (a)(b) — 56.1%
29,060,445	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $29,060,556	29,060,445
	Total Repurchase Agreements (Cost $29,060,445)	29,060,445

	Total Investment Securities (Cost $52,401,047) — 101.2%	52,401,377
	Liabilities in excess of other assets — (1.2%)	(604,466)
	Net Assets — 100.0%	$51,796,911

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $1,759,665.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$330
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$330
Federal income tax cost of investments	$52,401,047

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones U.S. Oil & GasSM Index	0.06%	11/06/15	$(3,332,668)	$(116,657)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Oil & GasSM Index	0.26%	11/06/14	(398,199)	132,507

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	0.02%	11/06/15	(8,775,748)	(573,459)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	0.27%	11/06/14	(5,258,269)	(162,867)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Oil & GasSM Index	0.06%	11/06/15	(58,047,947)	(946,596)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(0.09)%	11/06/15	(16,143,515)	(251,073)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	0.06%	01/06/15	(11,575,421)	(150,761)

Swap Agreement with Bank of America, N.A., based on the iShares® U.S. Energy ETF	(0.40)%	11/06/15	(6,961)	(124)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® U.S. Energy ETF	(0.09)%	11/06/14	(17,315)	290,430

				$(1,778,600)

See accompanying notes to schedules of portfolio investments.

UltraShort Real Estate

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 49.4%
	Federal Home Loan Bank
$2,805,530	0.00%, due 03/03/14	$2,805,530
	U.S. Treasury Bill
20,000,000	0.00%, due 05/15/14	19,999,080
	Total U.S. Government & Agency Securities (Cost $22,804,280)	22,804,610

	Repurchase Agreements (a)(b) — 68.2%
31,510,409	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $31,510,527	31,510,409
	Total Repurchase Agreements (Cost $31,510,409)	31,510,409

	Total Investment Securities (Cost $54,314,689) — 117.6%	54,315,019
	Liabilities in excess of other assets — (17.6%)	(8,124,113)
	Net Assets — 100.0%	$46,190,906

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $8,856,428.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$330
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$330
Federal income tax cost of investments	$54,314,689

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement Bank of America, N.A., based on the Dow Jones U.S. Real EstateSM Index	0.21%	11/06/15	$(13,683,098)	$(1,820,284)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Real EstateSM Index	0.26%	11/06/14	(429,516)	(262,573)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(0.48)%	11/06/15	(928,100)	(473,026)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	0.27%	11/06/14	(4,533,550)	(369,188)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Real EstateSM Index	(0.09)%	11/06/15	(39,209,378)	(3,223,544)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	(0.09)%	11/06/15	(30,813,563)	(2,533,294)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(0.09)%	01/06/15	(2,668,454)	(466,980)

Swap Agreement with Bank of America, N.A., based on the iShares® U.S. Real Estate ETF	(0.25)%	11/06/15	(63,563)	(5,184)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® U.S. Real Estate ETF	(0.94)%	11/06/15	(55,156)	(4,580)

				$(9,158,653)

See accompanying notes to schedules of portfolio investments.

UltraShort Semiconductors

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 10.7%
	Federal Home Loan Bank
$504,916	0.00%, due 03/03/14	$504,916
	Total U.S. Government & Agency Security (Cost $504,916)	504,916

	Repurchase Agreements (a)(b) — 109.4%
5,160,302	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $5,160,322	5,160,302
	Total Repurchase Agreements (Cost $5,160,302)	5,160,302

	Total Investment Securities (Cost $5,665,218) † — 120.1%	5,665,218
	Liabilities in excess of other assets — (20.1%)	(947,912)
	Net Assets — 100.0%	$4,717,306

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $1,027,306.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones U.S. SemiconductorsSM Index	0.16%	11/06/15	$(4,548,551)	$(337,492)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. SemiconductorsSM Index	0.26%	11/06/14	(17,649)	(11,384)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	(0.08)%	11/06/15	(530,067)	(165,463)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. SemiconductorsSM Index	(0.14)%	11/06/15	(2,448,037)	(228,533)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	(0.09)%	11/06/15	(1,869,577)	(164,088)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	0.06%	01/06/15	(24,117)	(2,811)

				$(909,771)

See accompanying notes to schedules of portfolio investments.

UltraShort Technology

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 38.9%
	Federal Home Loan Bank
$444,437	0.00%, due 03/03/14	$444,437
	U.S. Treasury Bill
1,600,000	0.00%, due 03/13/14	1,599,987
	Total U.S. Government & Agency Securities (Cost $2,044,424)	2,044,424

	Repurchase Agreements (a)(b) — 77.2%
4,062,895	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $4,062,910	4,062,895
	Total Repurchase Agreements (Cost $4,062,895)	4,062,895

	Total Investment Securities (Cost $6,107,319) † — 116.1%	6,107,319
	Liabilities in excess of other assets — (16.1%)	(847,968)
	Net Assets — 100.0%	$5,259,351

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $501,709.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements

UltraShort Technology had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones U.S. TechnologySM Index	0.16%	11/06/15	$(595,951)	$(34,572)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. TechnologySM Index	0.26%	01/06/15	(308,502)	(53,437)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	(0.18)%	11/06/15	(1,055,234)	(62,908)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. TechnologySM Index	(0.14)%	11/06/15	(47,360)	(2,869)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	(0.09)%	11/06/15	(8,366,647)	(643,391)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	0.06%	01/06/15	(128,477)	(8,190)

Swap Agreement with Bank of America, N.A., based on the iShares® U.S. Technology ETF	(0.30)%	11/06/15	(11,511)	(697)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® U.S. Technology ETF	(0.09)%	11/06/15	(8,134)	(488)

				$(806,552)

See accompanying notes to schedules of portfolio investments.

UltraShort Telecommunications

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 6.1%
	Federal Home Loan Bank
$63,234	0.00%, due 03/03/14	$63,234
	Total U.S. Government & Agency Security (Cost $63,234)	63,234

	Repurchase Agreements (a)(b) — 102.7%
1,064,159	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $1,064,162	1,064,159
	Total Repurchase Agreements (Cost $1,064,159)	1,064,159

	Total Investment Securities (Cost $1,127,393) † — 108.8%	1,127,393
	Liabilities in excess of other assets — (8.8%)	(91,624)
	Net Assets — 100.0%	$1,035,769

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $545,930.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements

UltraShort Telecommunications had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones U.S. Select TelecommunicationsSM Index	(0.19)%	11/06/15	$(359,705)	$(22,972)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	0.26%	11/06/14	(30,977)	(19,490)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(0.18)%	11/06/15	(58,335)	(2,295)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(0.14)%	11/06/15	(676,298)	7,053

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(0.09)%	11/06/15	(792,535)	(17,589)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(0.24)%	01/06/15	(132,631)	(4,193)

Swap Agreement with Bank of America, N.A., based on the iShares® U.S. Telecommunications ETF	(0.65)%	11/06/15	(8,825)	(193)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® U.S. Telecommunications ETF	(0.64)%	11/06/15	(9,530)	(209)

				$(59,888)

See accompanying notes to schedules of portfolio investments.

UltraShort Utilities

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 8.9%
	Federal Home Loan Bank
$409,338	0.00%, due 03/03/14	$409,338
	Total U.S. Government & Agency Security (Cost $409,338)	409,338

	Repurchase Agreements (a)(b) — 102.6%
4,709,433	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $4,709,451	4,709,433
	Total Repurchase Agreements (Cost $4,709,433)	4,709,433

	Total Investment Securities (Cost $5,118,771) † — 111.5%	5,118,771
	Liabilities in excess of other assets — (11.5%)	(528,241)
	Net Assets — 100.0%	$4,590,530

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $1,357,874.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements

UltraShort Utilities had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones U.S. UtilitiesSM Index	0.06%	11/06/15	$(6,519,954)	$(305,217)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. UtilitiesSM Index	0.26%	11/06/14	(233,665)	(24,457)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	(0.28)%	11/06/15	(92,957)	(21,813)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. UtilitiesSM Index	(0.14)%	11/06/15	(191,302)	(11,635)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	(0.09)%	11/06/15	(1,593,736)	(96,750)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	0.06%	01/06/15	(548,752)	(32,785)

				$(492,657)

See accompanying notes to schedules of portfolio investments.

UltraPro Short Financials

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 10.7%
	Federal Home Loan Bank
$346,939	0.00%, due 03/03/14	$346,939
	Total U.S. Government & Agency Security (Cost $346,939)	346,939

	Repurchase Agreements (a)(b) — 105.6%
3,407,245	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $3,407,257	3,407,245
	Total Repurchase Agreements (Cost $3,407,245)	3,407,245

	Total Investment Securities (Cost $3,754,184) † — 116.3%	3,754,184
	Liabilities in excess of other assets — (16.3%)	(527,394)
	Net Assets — 100.0%	$3,226,790

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $568,112.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements

UltraPro Short Financials had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones U.S. FinancialsSM Index	0.16%	11/06/15	$(2,762,953)	$(172,414)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(0.43)%	11/06/15	(108,831)	6,024

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. FinancialsSM Index	(0.09)%	11/06/15	(5,592,812)	(288,337)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	0.06%	01/06/15	(1,170,754)	(31,402)

Swap Agreement with Bank of America, N.A., based on the iShares® U.S. Financials ETF	(0.30)%	11/06/15	(6,991)	(187)

Swap Agreement with Deutsche Bank AG, based on the iShares® U.S. Financials ETF	(0.48)%	01/06/15	(26,207)	(182)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® U.S. Financials ETF	(0.09)%	11/06/14	(15,976)	(6,136)

				$(492,634)

See accompanying notes to schedules of portfolio investments.

Short MSCI EAFE

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 56.4%
	Federal Home Loan Bank
$2,609,812	0.00%, due 03/03/14	$2,609,812
	U.S. Treasury Bills
5,000,000	0.00%, due 07/03/14	4,999,215
10,000,000	0.00%, due 07/17/14	9,998,060
6,000,000	0.00%, due 08/07/14	5,998,530
	Total U.S. Government & Agency Securities (Cost $23,605,565)	23,605,617

	Repurchase Agreements (a)(b) — 59.3%
24,863,065	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $24,863,160	24,863,065
	Total Repurchase Agreements (Cost $24,863,065)	24,863,065

	Total Investment Securities (Cost $48,468,630) — 115.7%	48,468,682
	Liabilities in excess of other assets — (15.7%)	(6,562,895)
	Net Assets — 100.0%	$41,905,787

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $11,005,545.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$157
Aggregate gross unrealized depreciation	(105)
Net unrealized appreciation	$52
Federal income tax cost of investments	$48,468,630

Swap Agreements ††

Short MSCI EAFE had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Credit Suisse Securities International, based on the iShares® MSCI EAFE ETF	(0.14)%	11/06/15	$(6,659,720)	$(1,115,849)

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI EAFE ETF	(0.38)%	11/06/14	(6,180,439)	(2,649,858)

Swap Agreement with Goldman Sachs International, based on the iShares® MSCI EAFE ETF	0.12%	11/06/15	(24,511,377)	(2,377,882)

Swap Agreement with Societe Generale, based on the iShares® MSCI EAFE ETF	(0.44)%	11/06/14	(3,148,266)	(148,646)

Swap Agreement with UBS AG, based on the iShares® MSCI EAFE ETF	(0.24)%	11/06/15	(1,317,269)	(134,302)

				$(6,426,537)

††                                  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 59.7%
	Federal Home Loan Bank
$16,572,440	0.00%, due 03/03/14	$16,572,440
	U.S. Treasury Bills
25,000,000	0.00%, due 05/08/14	24,997,600
90,000,000	0.00%, due 07/03/14	89,985,870
30,000,000	0.00%, due 07/10/14	29,995,020
60,000,000	0.00%, due 07/24/14	59,988,360
	Total U.S. Government & Agency Securities (Cost $221,536,758)	221,539,290

	Repurchase Agreements (a)(b) — 43.9%
162,487,230	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $162,487,846	162,487,230
	Total Repurchase Agreements (Cost $162,487,230)	162,487,230

	Total Investment Securities (Cost $384,023,988) — 103.6%	384,026,520
	Liabilities in excess of other assets — (3.6%)	(13,487,262)
	Net Assets — 100.0%	$370,539,258

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $67,209,643.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,867
Aggregate gross unrealized depreciation	(335)
Net unrealized appreciation	$2,532
Federal income tax cost of investments	$384,023,988

Swap Agreements ††

Short MSCI Emerging Markets had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Bank of America, N.A., based on the iShares® MSCI Emerging Markets ETF	(0.84)%	11/06/15	$(18,320,078)	$929,845

Swap Agreement with Credit Suisse Securities International, based on the iShares® MSCI Emerging Markets ETF	(0.44)%	11/06/15	(95,092,096)	3,476,661

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Emerging Markets ETF	(0.98)%	11/06/14	(84,302,576)	(9,083,678)

Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Emerging Markets ETF	(0.18)%	11/06/15	(96,684,695)	(1,626,793)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI Emerging Markets ETF	(0.84)%	11/06/14	(32,301,701)	(3,982,861)

Swap Agreement with Societe Generale, based on the iShares® MSCI Emerging Markets ETF	(0.44)%	11/06/14	(23,678,637)	2,030,053

Swap Agreement with UBS AG, based on the iShares® MSCI Emerging Markets ETF	(1.09)%	11/06/15	(21,921,928)	(756,350)

				$(9,013,123)

††                                  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short FTSE China 25

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 35.4%
	Federal Home Loan Bank
$167,165	0.00%, due 03/03/14	$167,165
	U.S. Treasury Bill
1,100,000	0.00%, due 03/13/14	1,099,991
	Total U.S. Government & Agency Securities (Cost $1,267,156)	1,267,156

	Repurchase Agreements (a)(b) — 73.5%
2,631,399	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $2,631,407	2,631,399
	Total Repurchase Agreements (Cost $2,631,399)	2,631,399

	Total Investment Securities (Cost $3,898,555) † — 108.9%	3,898,555
	Liabilities in excess of other assets — (8.9%)	(319,412)
	Net Assets — 100.0%	$3,579,143

(a)                                             All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $1,483,429.

(b)                                             The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                                     Tax basis equals book cost.

Swap Agreements ††

Short FTSE China 25 had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Bank of America, N.A., based on the iShares® China Large-Cap ETF	(0.84)%	11/06/15	$(211,513)	$26,892

Swap Agreement with Deutsche Bank AG, based on the iShares® China Large-Cap ETF	(2.13)%	11/06/14	(1,564,433)	(564,324)

Swap Agreement with Goldman Sachs International, based on the iShares® China Large-Cap ETF	(0.08)%	11/06/15	(188,279)	21,614

Swap Agreement with Societe Generale, based on the iShares® China Large-Cap ETF	(0.84)%	11/06/15	(185,461)	(3,026)

Swap Agreement with UBS AG, based on the iShares® China Large-Cap ETF	(1.59)%	11/06/14	(1,436,431)	235,037

				$(283,807)

††                                  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI EAFE

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 9.1%
	Federal Home Loan Bank
$419,498	0.00%, due 03/03/14	$419,498
	Total U.S. Government & Agency Security (Cost $419,498)	419,498

	Repurchase Agreements (a)(b) — 150.5%
6,899,685	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $6,899,709	6,899,685
	Total Repurchase Agreements (Cost $6,899,685)	6,899,685

	Total Investment Securities (Cost $7,319,183) † — 159.6%	7,319,183
	Liabilities in excess of other assets — (59.6%)	(2,734,344)
	Net Assets — 100.0%	$4,584,839

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $3,466,781.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI EAFE had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Credit Suisse Securities International, based on the iShares® MSCI EAFE ETF	(0.14)%	11/06/15	$(1,059,076)	$(8,797)

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI EAFE ETF	(0.38)%	11/06/14	(3,625,661)	(2,464,529)

Swap Agreement with Societe Generale, based on the iShares® MSCI EAFE ETF	(0.44)%	11/06/15	(1,560,342)	(65,731)

Swap Agreement with UBS AG, based on the iShares® MSCI EAFE ETF	(0.24)%	11/06/15	(2,904,985)	(150,578)

				$(2,689,635)

††                                  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 47.4%
	Federal Home Loan Bank
$2,969,394	0.00%, due 03/03/14	$2,969,394
	U.S. Treasury Bills
5,000,000	0.00%, due 04/10/14	4,999,692
8,000,000	0.00%, due 06/26/14	7,998,688
10,000,000	0.00%, due 07/24/14	9,998,060
5,000,000	0.00%, due 08/07/14	4,998,775
	Total U.S. Government & Agency Securities (Cost $30,964,599)	30,964,609

	Repurchase Agreements (a)(b) — 89.6%
58,579,890	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $58,580,103	58,579,890
	Total Repurchase Agreements (Cost $58,579,890)	58,579,890

	Total Investment Securities (Cost $89,544,489) — 137.0%	89,544,499
	Liabilities in excess of other assets — (37.0%)	(24,191,686)
	Net Assets — 100.0%	$65,352,813

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $46,627,577.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$175
Aggregate gross unrealized depreciation	(165)
Net unrealized appreciation	$10
Federal income tax cost of investments	$89,544,489

Swap Agreements ††

UltraShort MSCI Emerging Markets had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities International, based on the iShares® MSCI Emerging Markets ETF	(0.44)%	11/06/15	$(18,673,234)	$1,081,999

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Emerging Markets ETF	(0.98)%	11/06/14	(32,977,579)	(10,871,824)

Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Emerging Markets ETF	(0.18)%	11/06/15	(35,579,679)	(625,201)

Swap Agreement with Societe Generale, based on the iShares® MSCI Emerging Markets ETF	(0.44)%	11/06/14	(15,466,217)	1,252,796

Swap Agreement with UBS AG, based on the iShares® MSCI Emerging Markets ETF	(1.09)%	04/07/14	(28,549,417)	(14,930,191)

				$(24,092,421)

††                                  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE Europe

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 53.0%
	Federal Home Loan Bank
$1,763,031	0.00%, due 03/03/14	$1,763,031
	U.S. Treasury Bills
2,073,000	0.00%, due 03/13/14	2,072,983
8,000,000	0.00%, due 06/26/14	7,998,688
5,000,000	0.00%, due 08/07/14	4,998,775
	Total U.S. Government & Agency Securities (Cost $16,833,641)	16,833,477

	Repurchase Agreements (a)(b) — 104.0%
33,039,357	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $33,039,479	33,039,357
	Total Repurchase Agreements (Cost $33,039,357)	33,039,357

	Total Investment Securities (Cost $49,872,998) — 157.0%	49,872,834
	Liabilities in excess of other assets — (57.0%)	(18,099,583)
	Net Assets — 100.0%	$31,773,251

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $24,637,097.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(164)
Net unrealized depreciation	$(164)
Federal income tax cost of investments	$49,872,998

Swap Agreements ††

UltraShort FTSE Europe had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Credit Suisse Securities International, based on the Vanguard® FTSE Europe ETF Shares	(2.34)%	11/06/15	$(20,068,271)	$(1,428,942)

Swap Agreement with Deutsche Bank AG, based on the Vanguard® FTSE Europe ETF Shares	(2.73)%	11/06/15	(6,656,550)	(1,058,665)

Swap Agreement with Goldman Sachs International, based on the Vanguard® FTSE Europe ETF Shares	(0.68)%	11/06/15	(5,929,275)	(522,823)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the Vanguard® FTSE Europe ETF Shares	(2.59)%	11/06/14	(9,282,046)	(3,008,031)

Swap Agreement with Societe Generale, based on the Vanguard® FTSE Europe ETF Shares	(0.84)%	11/06/14	(9,423,849)	(5,689,952)

Swap Agreement with UBS AG, based on the Vanguard® FTSE Europe ETF Shares	(0.34)%	11/06/14	(12,259,215)	(6,299,847)

				$(18,008,260)

††                                  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Pacific ex-Japan

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 7.4%
	Federal Home Loan Bank
$89,861	0.00%, due 03/03/14	$89,861
	Total U.S. Government & Agency Security (Cost $89,861)	89,861

	Repurchase Agreements (a)(b) — 104.4%
1,267,297	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $1,267,302	1,267,297
	Total Repurchase Agreements (Cost $1,267,297)	1,267,297

	Total Investment Securities (Cost $1,357,158) † — 111.8%	1,357,158
	Liabilities in excess of other assets — (11.8%)	(142,988)
	Net Assets — 100.0%	$1,214,170

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $531,930.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Pacific ex-Japan had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities International, based on the iShares® MSCI Pacific ex Japan ETF	(0.59)%	11/06/15	$(724,509)	$30,800

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Pacific ex Japan ETF	(0.63)%	11/06/14	(381,356)	(64,819)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI Pacific ex Japan ETF	(0.24)%	11/06/15	(697,428)	(11,433)

Swap Agreement with Societe Generale, based on the iShares® MSCI Pacific ex Japan ETF	(0.44)%	11/06/15	(228,224)	(1,734)

Swap Agreement with UBS AG, based on the iShares® MSCI Pacific ex Japan ETF	(0.59)%	11/06/14	(398,078)	(57,478)

				$(104,664)

††                                  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Brazil Capped

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 33.3%
	Federal Home Loan Bank
$870,883	0.00%, due 03/03/14	$870,883
	U.S. Treasury Bill
6,000,000	0.00%, due 07/17/14	5,998,836
	Total U.S. Government & Agency Securities (Cost $6,869,618)	6,869,719

	Repurchase Agreements (a)(b) — 64.1%
13,198,742	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $13,198,790	13,198,742
	Total Repurchase Agreements (Cost $13,198,742)	13,198,742

	Total Investment Securities (Cost $20,068,360) — 97.4%	20,068,461
	Other assets less liabilities — 2.6%	537,965
	Net Assets — 100.0%	$20,606,426

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $6,071,985.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$101
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$101
Federal income tax cost of investments	$20,068,360

Swap Agreements ††

UltraShort MSCI Brazil Capped had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Bank of America, N.A., based on the iShares® MSCI Brazil Capped ETF	(0.29)%	11/06/15	$(1,686,417)	$654,157

Swap Agreement with Credit Suisse Securities International, based on the iShares® MSCI Brazil Capped ETF	(0.24)%	11/06/15	(7,785,052)	492,329

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Brazil Capped ETF	(0.33)%	11/06/14	(17,667,071)	(1,908,950)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI Brazil Capped ETF	(0.29)%	12/07/15	(3,681,612)	(166,181)

Swap Agreement with Societe Generale, based on the iShares® MSCI Brazil Capped ETF	(0.84)%	11/06/15	(2,569,600)	425,604

Swap Agreement with UBS AG, based on the iShares® MSCI Brazil Capped ETF	(0.34)%	11/06/15	(7,941,345)	(223,496)

				$(726,537)

††                                  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE China 25

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 55.9%
	Federal Home Loan Bank
$3,520,226	0.00%, due 03/03/14	$3,520,226
	U.S. Treasury Bills
10,000,000	0.00%, due 04/03/14	9,999,473
20,000,000	0.00%, due 05/08/14	19,998,080
25,000,000	0.00%, due 07/03/14	24,996,075
	Total U.S. Government & Agency Securities (Cost $58,512,139)	58,513,854

	Repurchase Agreements (a)(b) — 57.5%
60,255,951	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $60,256,172	60,255,951
	Total Repurchase Agreements (Cost $60,255,951)	60,255,951

	Total Investment Securities (Cost $118,768,090) — 113.4%	118,769,805
	Liabilities in excess of other assets — (13.4%)	(14,005,030)
	Net Assets — 100.0%	$104,764,775

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $45,708,288.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,715
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$1,715
Federal income tax cost of investments	$118,768,090

Swap Agreements ††

UltraShort FTSE China 25 had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Bank of America, N.A., based on the iShares® China Large-Cap ETF	(0.84)%	11/06/15	$(11,389,157)	$1,448,043

Swap Agreement with Credit Suisse International, based on the iShares® China Large-Cap ETF	(2.84)%	11/06/15	(9,906,667)	452,896

Swap Agreement with Deutsche Bank AG, based on the iShares® China Large-Cap ETF	(2.13)%	11/06/14	(49,455,566)	(2,620,898)

Swap Agreement with Goldman Sachs International, based on the iShares® China Large-Cap ETF	(0.08)%	11/06/15	(80,225,672)	577,830

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® China Large-Cap ETF	(0.84)%	11/06/14	(19,425,848)	(1,724,684)

Swap Agreement with Societe Generale, based on the iShares® China Large-Cap ETF	(0.84)%	11/06/15	(11,965,383)	44,674

Swap Agreement with UBS AG, based on the iShares® China Large-Cap ETF	(1.59)%	04/07/14	(27,323,304)	(11,987,671)

				$(13,809,810)

††                                  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Japan

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 17.6%
	Federal Home Loan Bank
$856,428	0.00%, due 03/03/14	$856,428
	U.S. Treasury Bill
930,000	0.00%, due 05/08/14	929,911
	Total U.S. Government & Agency Securities (Cost $1,786,277)	1,786,339

	Repurchase Agreements (a)(b) — 80.2%
8,179,443	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $8,179,474	8,179,443
	Total Repurchase Agreements (Cost $8,179,443)	8,179,443

	Total Investment Securities (Cost $9,965,720) — 97.8%	9,965,782
	Other assets less liabilities — 2.2%	227,803
	Net Assets — 100.0%	$10,193,585

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $2,100,878.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$62
Federal income tax cost of investments	$9,965,720

Swap Agreements ††

UltraShort MSCI Japan had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Bank of America, N.A., based on the iShares® MSCI Japan ETF	(2.09)%	11/06/15	$(1,488,915)	$23,462

Swap Agreement with Credit Suisse Securities International, based on the iShares® MSCI Japan ETF	(0.59)%	11/06/15	(4,521,052)	50,530

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Japan ETF	(0.18)%	11/06/15	(5,675,719)	166,990

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI Japan ETF	(1.84)%	11/06/15	(1,330,426)	23,676

Swap Agreement with Societe Generale, based on the iShares® MSCI Japan ETF	(0.44)%	11/06/15	(4,500,852)	27,869

Swap Agreement with UBS AG, based on the iShares® MSCI Japan ETF	(1.34)%	11/06/15	(2,879,261)	(17,463)

				$275,064

††                                  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Mexico Capped IMI

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 10.1%
	Federal Home Loan Bank
$133,450	0.00%, due 03/03/14	$133,450
	Total U.S. Government & Agency Security (Cost $133,450)	133,450

	Repurchase Agreements (a)(b) — 91.4%
1,199,165	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $1,199,168	1,199,165
	Total Repurchase Agreements (Cost $1,199,165)	1,199,165

	Total Investment Securities (Cost $1,332,615) † — 101.5%	1,332,615
	Liabilities in excess of other assets — (1.5%)	(20,159)
	Net Assets — 100.0%	$1,312,456

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $107,093.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Mexico Capped IMI had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities International, based on the iShares® MSCI Mexico Capped ETF	(1.34)%	11/06/15	$(86,538)	$3,719

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Mexico Capped ETF	(1.18)%	04/06/15	(931,319)	(48,693)

Swap Agreement with Societe Generale, based on the iShares® MSCI Mexico Capped ETF	(0.84)%	11/06/15	(1,596,615)	62,742

				$17,768

††                                  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 41.8%
	Federal Home Loan Bank
$4,952,461	0.00%, due 03/03/14	$4,952,461
	U.S. Treasury Bills
15,000,000	0.00%, due 07/03/14	14,997,645
10,000,000	0.00%, due 08/21/14	9,996,620
	Total U.S. Government & Agency Securities (Cost $29,946,311)	29,946,726

	Repurchase Agreements (a)(b) — 58.9%
42,285,030	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $42,285,192	42,285,030
	Total Repurchase Agreements (Cost $42,285,030)	42,285,030

	Total Investment Securities (Cost $72,231,341) — 100.7%	72,231,756
	Liabilities in excess of other assets — (0.7%)	(483,287)
	Net Assets — 100.0%	$71,748,469

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $1,757,200.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$415
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$415
Federal income tax cost of investments	$72,231,341

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	12	06/19/14	$1,494,375	$(16)

Cash collateral in the amount of $19,461 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

Swap Agreements

Short 7-10 Year Treasury had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Bank of America, N.A., based on the Barclays U.S. 7-10 Year Treasury Bond Index	(0.29)%	12/06/14	$(15,424,027)	$(357,103)

Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. 7-10 Year Treasury Bond Index	(0.56)%	11/06/14	(55,134,946)	(871,697)

				$(1,228,800)

See accompanying notes to schedules of portfolio investments.

Short 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 54.0%
	Federal Home Loan Bank
$83,138,280	0.00%, due 03/03/14	$83,138,280
	U.S. Treasury Bills
50,000,000	0.00%, due 03/20/14	49,999,142
100,000,000	0.00%, due 04/03/14	99,993,950
310,000,000	0.00%, due 04/24/14	309,964,975
50,000,000	0.00%, due 06/05/14	49,995,250
70,000,000	0.00%, due 06/12/14	69,991,880
20,000,000	0.00%, due 07/03/14	19,996,860
30,000,000	0.00%, due 07/24/14	29,994,180
50,000,000	0.00%, due 08/14/14	49,984,900
50,000,000	0.00%, due 08/21/14	49,983,100
	Total U.S. Government & Agency Securities (Cost $813,040,311)	813,042,517

	Repurchase Agreements (a)(b) — 51.0%
767,619,705	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $767,622,633	767,619,705
	Total Repurchase Agreements (Cost $767,619,705)	767,619,705

	Total Investment Securities (Cost $1,580,660,016) — 105.0%	1,580,662,222
	Liabilities in excess of other assets — (5.0%)	(75,926,657)
	Net Assets — 100.0%	$1,504,735,565

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $87,268,299.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,090
Aggregate gross unrealized depreciation	(1,884)
Net unrealized appreciation	$2,206
Federal income tax cost of investments	$1,580,660,016

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	18	06/19/14	$2,395,125	$(7,871)

Cash collateral in the amount of $49,500 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

Swap Agreements

Short 20+ Year Treasury had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. 20+ Year Treasury Bond Index	(0.56)%	11/06/14	$(391,661,138)	$(23,653,318)

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays U.S. 20+ Year Treasury Bond Index	(0.54)%	11/06/14	(325,277,144)	(14,179,401)

Bond Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Barclays U.S. 20+ Year Treasury Bond Index	(0.43)%	11/06/14	(342,570,539)	(14,704,629)

Bond Index Swap Agreement with Societe Generale, based on the Barclays U.S. 20+ Year Treasury Bond Index	(0.34)%	11/06/14	(443,773,455)	(25,047,484)

				$(77,584,832)

See accompanying notes to schedules of portfolio investments.

Short High Yield

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 45.9%
	Federal Home Loan Bank
$2,924,254	0.00%, due 03/03/14	$2,924,254
	U.S. Treasury Bills
13,000,000	0.00%, due 05/08/14	12,998,752
5,000,000	0.00%, due 07/03/14	4,999,215
	Total U.S. Government & Agency Securities (Cost $20,921,229)	20,922,221

	Repurchase Agreements (a)(b) — 57.6%
26,272,173	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $26,272,275	26,272,173
	Total Repurchase Agreements (Cost $26,272,173)	26,272,173

	Total Investment Securities (Cost $47,193,402) — 103.5%	47,194,394
	Liabilities in excess of other assets — (3.5%)	(1,610,579)
	Net Assets — 100.0%	$45,583,815

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $5,691,525.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$992
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$992
Federal income tax cost of investments	$47,193,402

Swap Agreements ††

Short High Yield had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Citibank, N.A., based on the iShares® iBoxx $ High Yield Corporate Bond ETF	(2.09)%	02/06/15	$(21,456,393)	$(598,025)

Swap Agreement with Credit Suisse Securities International, based on iShares® iBoxx $ High Yield Corporate Bond ETF	(2.29)%	12/07/15	(24,240,031)	(948,610)

				$(1,546,635)

††                                  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short Investment Grade Corporate

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 22.8%
	Federal Home Loan Bank
$750,437	0.00%, due 03/03/14	$750,437
	U.S. Treasury Bill
1,000,000	0.00%, due 03/13/14	999,992
	Total U.S. Government & Agency Securities (Cost $1,750,429)	1,750,429

	Repurchase Agreements (a)(b) — 80.5%
6,180,113	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $6,180,137	6,180,113
	Total Repurchase Agreements (Cost $6,180,113)	6,180,113

	Total Investment Securities (Cost $7,930,542) † — 103.3%	7,930,542
	Liabilities in excess of other assets — (3.3%)	(255,785)
	Net Assets — 100.0%	$7,674,757

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $552,999.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements ††

Short Investment Grade Corporate had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Citibank, N.A., based on the iShares® iBoxx $ Investment Grade Corporate Bond ETF	(1.09)%	12/08/14	$(2,754,560)	$(61,367)

Swap Agreement with Credit Suisse Securities International, based on the iShares® iBoxx $ Investment Grade Corporate Bond ETF	(1.34)%	12/07/15	(1,943,913)	(78,449)

Swap Agreement with Goldman Sachs International, based on the iShares® iBoxx $ Investment Grade Corporate Bond ETF	(1.34)%	12/08/14	(3,012,343)	(81,764)

				$(221,580)

††                                  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort 3-7 Year Treasury

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 10.5%
	Federal Home Loan Bank
$413,379	0.00%, due 03/03/14	$413,379
	Total U.S. Government & Agency Security (Cost $413,379)	413,379

	Repurchase Agreements (a)(b) — 91.7%
3,612,857	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $3,612,869	3,612,857
	Total Repurchase Agreements (Cost $3,612,857)	3,612,857

	Total Investment Securities (Cost $4,026,236)† — 102.2%	4,026,236
	Liabilities in excess of other assets — (2.2%)	(88,544)
	Net Assets — 100.0%	$3,937,692

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $230,019.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements

UltraShort 3-7 Year Treasury had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Bank of America, N.A., based on the Barclays U.S. 3-7 Year Treasury Bond Index	(0.29)%	12/06/14	$(2,144,326)	$(17,211)

Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. 3-7 Year Treasury Bond Index	(0.56)%	06/09/14	(4,299,204)	(33,288)

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays U.S. 3-7 Year Treasury Bond Index	(0.24)%	02/06/15	(1,440,544)	(3,960)

				$(54,459)

See accompanying notes to schedules of portfolio investments.

UltraShort 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 54.7%
	Federal Home Loan Bank
$16,960,561	0.00%, due 03/03/14	$16,960,561
	U.S. Treasury Bills
55,000,000	0.00%, due 03/13/14	54,999,267
50,000,000	0.00%, due 05/29/14	49,994,400
45,000,000	0.00%, due 07/03/14	44,992,935
	Total U.S. Government & Agency Securities (Cost $166,942,514)	166,947,163

	Repurchase Agreements (a)(b) — 47.2%
143,866,929	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $143,867,481	143,866,929
	Total Repurchase Agreements (Cost $143,866,929)	143,866,929

	Total Investment Securities (Cost $310,809,443) — 101.9%	310,814,092
	Liabilities in excess of other assets — (1.9%)	(5,871,940)
	Net Assets — 100.0%	$304,942,152

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $18,765,450.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,649
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$4,649
Federal income tax cost of investments	$310,809,443

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	30	06/19/14	$3,735,938	$(40)

Cash collateral in the amount of $48,674 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. 7-10 Year Treasury Bond Index	(0.56)%	11/06/14	$(102,352,155)	$(1,298,714)

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays U.S. 7-10 Year Treasury Bond Index	(0.49)%	02/06/15	(59,293,790)	(412,767)

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays U.S. 7-10 Year Treasury Bond Index	(0.49)%	11/06/14	(335,524,282)	(4,819,090)

Bond Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Barclays U.S. 7-10 Year Treasury Bond Index	(0.49)%	11/06/14	(109,752,263)	(1,161,519)

				$(7,692,090)

See accompanying notes to schedules of portfolio investments.

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 66.1%
	Federal Home Loan Bank
$168,275,135	0.00%, due 03/03/14	$168,275,135
	U.S. Treasury Bills
300,000,000	0.00%, due 03/20/14	299,994,854
100,000,000	0.00%, due 04/17/14	99,990,535
150,000,000	0.00%, due 05/08/14	149,985,150
220,000,000	0.00%, due 05/22/14	219,983,500
250,000,000	0.00%, due 06/05/14	249,976,250
150,000,000	0.00%, due 06/12/14	149,982,600
349,000,000	0.00%, due 06/19/14	348,956,724
709,000,000	0.00%, due 06/26/14	708,883,724
100,000,000	0.00%, due 07/10/14	99,983,400
100,000,000	0.00%, due 07/24/14	99,980,600
100,000,000	0.00%, due 08/14/14	99,969,800
150,000,000	0.00%, due 08/21/14	149,949,300
	Total U.S. Government & Agency Securities (Cost $2,845,784,767)	2,845,911,572

	Repurchase Agreements (a)(b) — 44.1%
1,901,492,936	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $1,901,500,083	1,901,492,936
	Total Repurchase Agreements (Cost $1,901,492,936)	1,901,492,936

	Total Investment Securities (Cost $4,747,277,703) — 110.2%	4,747,404,508
	Liabilities in excess of other assets — (10.2%)	(440,471,130)
	Net Assets — 100.0%	$4,306,933,378

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $533,021,843.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$132,754
Aggregate gross unrealized depreciation	(5,949)
Net unrealized appreciation	$126,805
Federal income tax cost of investments	$4,747,277,703

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	883	06/19/14	$117,494,188	$(309,714)

Cash collateral in the amount of $1,949,747 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort 20+ Year Treasury had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Bank of America, N.A., based on the Barclays U.S. 20+ Year Treasury Bond Index	(0.36)%	12/06/14	$(1,864,494,747)	$(117,086,962)

Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. 20+ Year Treasury Bond Index	(0.56)%	11/06/14	(950,795,631)	(65,113,980)

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays U.S. 20+ Year Treasury Bond Index	(0.54)%	11/06/14	(1,333,690,300)	(58,125,175)

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays U.S. 20+ Year Treasury Bond Index	(0.49)%	11/06/14	(94,754,229)	(5,908,260)

Bond Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Barclays U.S. 20+ Year Treasury Bond Index	(0.43)%	11/06/14	(1,741,540,109)	(73,216,515)

Bond Index Swap Agreement with Societe Generale, based on the Barclays U.S. 20+ Year Treasury Bond Index	(0.34)%	11/06/14	(2,556,858,835)	(134,384,642)

				$(453,835,534)

See accompanying notes to schedules of portfolio investments.

UltraShort TIPS

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 31.6%
	Federal Home Loan Bank
$1,068,109	0.00%, due 03/03/14	$1,068,109
	U.S. Treasury Bill
3,000,000	0.00%, due 03/20/14	2,999,949
	Total U.S. Government & Agency Securities (Cost $4,068,058)	4,068,058

	Repurchase Agreements (a)(b) — 68.8%
8,872,396	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $8,872,431	8,872,396
	Total Repurchase Agreements (Cost $8,872,396)	8,872,396

	Total Investment Securities (Cost $12,940,454)† — 100.4%	12,940,454
	Liabilities in excess of other assets — (0.4%)	(50,644)
	Net Assets — 100.0%	$12,889,810

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $547,657.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort TIPS had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	0.06%	01/06/15	$(9,916,405)	$117,083

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	0.11%	11/06/14	(15,868,810)	(127,423)

				$(10,340)

See accompanying notes to schedules of portfolio investments.

UltraPro Short 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 10.0%
	Federal Home Loan Bank
$11,730,788	0.00%, due 03/03/14	$11,730,788
	Total U.S. Government & Agency Security (Cost $11,730,788)	11,730,788

	Repurchase Agreements (a)(b) — 98.5%
115,284,234	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $115,284,671	115,284,234
	Total Repurchase Agreements (Cost $115,284,234)	115,284,234

	Total Investment Securities (Cost $127,015,022)† — 108.5%	127,015,022
	Liabilities in excess of other assets — (8.5%)	(9,942,191)
	Net Assets — 100.0%	$117,072,831

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $19,286,841.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	3	06/19/14	$399,188	$(1,312)

Cash collateral in the amount of $8,250 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

Swap Agreements

UltraPro Short 20+ Year Treasury had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Bank of America, N.A., based on the Barclays U.S. 20+ Year Treasury Bond Index	(0.36)%	12/06/14	$(66,191,573)	$(4,156,713)

Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. 20+ Year Treasury Bond Index	(0.56)%	11/06/14	(80,513,844)	(2,997,807)

Bond Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Barclays U.S. 20+ Year Treasury Bond Index	(0.43)%	11/07/14	(42,557,584)	5,810,164

Bond Index Swap Agreement with Societe Generale, based on the Barclays U.S. 20+ Year Treasury Bond Index	(0.34)%	11/06/14	(161,705,585)	(8,474,877)

				$(9,819,233)

See accompanying notes to schedules of portfolio investments.

Ultra Russell3000

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 59.6%
	Consumer Discretionary — 7.9%

3	1-800-Flowers.com, Inc., Class A*	$16
2	A.H. Belo Corp., Class A	22
9	Aaron’s, Inc.	277
9	Abercrombie & Fitch Co., Class A	357
9	Advance Auto Parts, Inc.	1,146
9	Aeropostale, Inc.*	66
4	Allison Transmission Holdings, Inc.	119
44	Amazon.com, Inc.*	15,932
7	AMC Networks, Inc., Class A*	532
7	American Apparel, Inc.*	5
8	American Axle & Manufacturing Holdings, Inc.*	155
23	American Eagle Outfitters, Inc.	334
2	American Public Education, Inc.*	71
1	America’s Car-Mart, Inc.*	36
6	Ann, Inc.*	214
12	Apollo Education Group, Inc.*	400
2	Arctic Cat, Inc.	94
4	Asbury Automotive Group, Inc.*	203
15	Ascena Retail Group, Inc.*	274
2	Ascent Capital Group, Inc., Class A*	147
6	AutoNation, Inc.*	316
4	AutoZone, Inc.*	2,154
5	Bally Technologies, Inc.*	339
5	Barnes & Noble, Inc.*	96
1	Bassett Furniture Industries, Inc.	15
1	Beasley Broadcasting Group, Inc., Class A	9
3	Beazer Homes USA, Inc.*	70
4	bebe stores, inc.	24
26	Bed Bath & Beyond, Inc.*	1,763
33	Best Buy Co., Inc.	879
2	Big 5 Sporting Goods Corp.	30
7	Big Lots, Inc.*	207
3	BJ’s Restaurants, Inc.*	83
3	Black Diamond, Inc.*	32
7	Bloomin’ Brands, Inc.*	176
1	Blue Nile, Inc.*	35
1	Blyth, Inc.	10
3	Bob Evans Farms, Inc.	155
2	Body Central Corp.*	6
2	Bon-Ton Stores, Inc. (The)	22
28	BorgWarner, Inc.	1,721
8	Boyd Gaming Corp.*	93
2	Bravo Brio Restaurant Group, Inc.*	31
2	Bridgepoint Education, Inc.*	39
1	Bright Horizons Family Solutions, Inc.*	39
8	Brinker International, Inc.	440
5	Brown Shoe Co., Inc.	123
11	Brunswick Corp.	493
3	Buckle, Inc. (The)	136
2	Buffalo Wild Wings, Inc.*	290
12	Burger King Worldwide, Inc.	319
2	Burlington Stores, Inc.*	54
6	Cabela’s, Inc.*	398
23	Cablevision Systems Corp., Class A	405
5	Caesars Entertainment Corp.*	130
9	Callaway Golf Co.	76
1	Capella Education Co.	66
7	Career Education Corp.*	52
27	CarMax, Inc.*	1,308
3	Carmike Cinemas, Inc.*	89
50	Carnival Corp.	1,983
2	Carriage Services, Inc.	41
3	Carrols Restaurant Group, Inc.*	21
7	Carter’s, Inc.	527
3	Cato Corp. (The), Class A	84
1	Cavco Industries, Inc.*	78
74	CBS Corp. (Non-Voting), Class B	4,964
9	Central European Media Enterprises Ltd., Class A*	43
8	Charter Communications, Inc., Class A*	1,014
6	Cheesecake Factory, Inc. (The)	285
20	Chico’s FAS, Inc.	331
3	Children’s Place Retail Stores, Inc. (The)*	163
4	Chipotle Mexican Grill, Inc.*	2,261
3	Choice Hotels International, Inc.	146
4	Christopher & Banks Corp.*	27
2	Churchill Downs, Inc.	186
2	Chuy’s Holdings, Inc.*	80
14	Cinemark Holdings, Inc.	412
2	Citi Trends, Inc.*	33
5	Clear Channel Outdoor Holdings, Inc., Class A	50
2	ClubCorp Holdings, Inc.	35
34	Coach, Inc.	1,660
2	Columbia Sportswear Co.	166
316	Comcast Corp., Class A	16,334
3	Conn’s, Inc.*	107
2	Container Store Group, Inc. (The)*	72
8	Cooper Tire & Rubber Co.	199
1	Core-Mark Holding Co., Inc.	78
10	Corinthian Colleges, Inc.*	16
2	Cracker Barrel Old Country Store, Inc.	199
11	Crocs, Inc.*	168
4	Crown Media Holdings, Inc., Class A*	13
1	CSS Industries, Inc.	27
7	CST Brands, Inc.	228
1	Culp, Inc.	19
11	Cumulus Media, Inc., Class A*	72
34	D.R. Horton, Inc.	835
18	Dana Holding Corp.	390
16	Darden Restaurants, Inc.	817
4	Deckers Outdoor Corp.*	297
1	Del Frisco’s Restaurant Group, Inc.*	26
38	Delphi Automotive PLC	2,530
11	Denny’s Corp.*	75
2	Destination Maternity Corp.	56
5	Destination XL Group, Inc.*	28
8	DeVry Education Group, Inc.	336
2	Dex Media, Inc.*	15
2	Diamond Resorts International, Inc.*	36
12	Dick’s Sporting Goods, Inc.	644
3	Dillard’s, Inc., Class A	278
2	DineEquity, Inc.	167
59	DIRECTV*	4,578
29	Discovery Communications, Inc., Class A*	2,416
25	DISH Network Corp., Class A*	1,471
1	Diversified Restaurant Holdings, Inc.*	5
39	Dollar General Corp.*	2,336
25	Dollar Tree, Inc.*	1,369
7	Domino’s Pizza, Inc.	553
3	Dorman Products, Inc.*	173
9	DreamWorks Animation SKG, Inc., Class A*	269
3	Drew Industries, Inc.	148
9	DSW, Inc., Class A	346
13	Dunkin’ Brands Group, Inc.	672

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4	E.W. Scripps Co. (The), Class A*	$78
3	Education Management Corp.*	18
1	Einstein Noah Restaurant Group, Inc.	15
3	Entercom Communications Corp., Class A*	30
7	Entravision Communications Corp., Class A	46
3	Ethan Allen Interiors, Inc.	75
1	EveryWare Global, Inc.*	6
13	Expedia, Inc.	1,021
10	Express, Inc.*	183
12	Family Dollar Stores, Inc.	786
2	Federal-Mogul Corp.*	38
3	Fiesta Restaurant Group, Inc.*	151
6	Finish Line, Inc. (The), Class A	162
4	Five Below, Inc.*	154
1	Flexsteel Industries, Inc.	37
18	Foot Locker, Inc.	751
464	Ford Motor Co.	7,141
6	Fossil Group, Inc.*	689
1	Fox Factory Holding Corp.*	17
5	Francesca’s Holdings Corp.*	98
4	Fred’s, Inc., Class A	80
2	FTD Cos., Inc.*	62
2	Fuel Systems Solutions, Inc.*	26
2	G-III Apparel Group Ltd.*	139
14	GameStop Corp., Class A	522
28	Gannett Co., Inc.	833
34	Gap, Inc. (The)	1,487
15	Garmin Ltd.	805
149	General Motors Co.*	5,394
3	Genesco, Inc.*	223
17	Gentex Corp.	533
4	Gentherm, Inc.*	113
19	Genuine Parts Co.	1,674
2	Global Sources Ltd.*	14
12	GNC Holdings, Inc., Class A	558
30	Goodyear Tire & Rubber Co. (The)	806
1	Gordmans Stores, Inc.	6
1	Graham Holdings Co., Class B	719
5	Grand Canyon Education, Inc.*	237
6	Gray Television, Inc.*	70
3	Group 1 Automotive, Inc.	200
50	Groupon, Inc.*	415
7	Guess?, Inc.	212
33	H&R Block, Inc.	1,044
12	Hanesbrands, Inc.	879
27	Harley-Davidson, Inc.	1,784
8	Harman International Industries, Inc.	838
5	Harte-Hanks, Inc.	40
14	Hasbro, Inc.	772
2	Haverty Furniture Cos., Inc.	58
4	Helen of Troy Ltd.*	261
1	Hemisphere Media Group, Inc.*	11
1	hhgregg, Inc.*	11
3	Hibbett Sports, Inc.*	172
7	Hillenbrand, Inc.	209
176	Home Depot, Inc. (The)	14,437
7	HomeAway, Inc.*	321
1	Hooker Furniture Corp.	15
3	Houghton Mifflin Harcourt Co.*	61
14	Hovnanian Enterprises, Inc., Class A*	85
4	HSN, Inc.	229
5	Hyatt Hotels Corp., Class A*	261
6	Iconix Brand Group, Inc.*	241
1	Ignite Restaurant Group, Inc.*	12
30	International Game Technology	453
3	International Speedway Corp., Class A	101
52	Interpublic Group of Cos., Inc. (The)	921
5	Interval Leisure Group, Inc.	136
3	iRobot Corp.*	126
3	Isle of Capri Casinos, Inc.*	27
3	ITT Educational Services, Inc.*	93
28	J.C. Penney Co., Inc.*	204
5	Jack in the Box, Inc.*	287
2	JAKKS Pacific, Inc.	14
2	Jamba, Inc.*	25
15	Jarden Corp.*	922
5	John Wiley & Sons, Inc., Class A	290
82	Johnson Controls, Inc.	4,051
1	Johnson Outdoors, Inc., Class A	22
10	Jones Group, Inc. (The)	149
3	JoS. A. Bank Clothiers, Inc.*	186
5	Journal Communications, Inc., Class A*	46
1	JTH Holding, Inc., Class A*	25
3	K12, Inc.*	68
14	Kate Spade & Co.*	479
10	KB Home	204
2	Kirkland’s, Inc.*	35
27	Kohl’s Corp.	1,517
8	Krispy Kreme Doughnuts, Inc.*	152
29	L Brands, Inc.	1,634
9	Lamar Advertising Co., Class A*	482
47	Las Vegas Sands Corp.	4,007
6	La-Z-Boy, Inc.	153
8	LeapFrog Enterprises, Inc.*	58
10	Lear Corp.	812
17	Leggett & Platt, Inc.	545
20	Lennar Corp., Class A	878
1	LGI Homes, Inc.*	17
3	Libbey, Inc.*	70
47	Liberty Global PLC, Class A*	4,068
64	Liberty Interactive Corp., Class A*	1,869
12	Liberty Media Corp.*	1,646
4	Liberty Ventures*	570
5	Life Time Fitness, Inc.*	236
8	LifeLock, Inc.*	159
1	Lifetime Brands, Inc.	17
3	Lincoln Educational Services Corp.	13
10	Lions Gate Entertainment Corp.	307
3	Lithia Motors, Inc., Class A	190
17	Live Nation Entertainment, Inc.*	386
36	LKQ Corp.*	1,004
2	Loral Space & Communications, Inc.*	158
131	Lowe’s Cos., Inc.	6,554
2	Luby’s, Inc.*	13
3	Lumber Liquidators Holdings, Inc.*	322
3	M/I Homes, Inc.*	75
46	Macy’s, Inc.	2,662
7	Madison Square Garden Co. (The), Class A*	399
2	Marcus Corp. (The)	28
1	Marine Products Corp.	9
3	MarineMax, Inc.*	43
28	Marriott International, Inc., Class A	1,518
4	Marriott Vacations Worldwide Corp.*	210
3	Martha Stewart Living Omnimedia, Inc., Class A*	16
42	Mattel, Inc.	1,567
3	Matthews International Corp., Class A	123
2	Mattress Firm Holding Corp.*	87
7	McClatchy Co. (The), Class A*	37

Shares		Value
	Common Stocks (a) (continued)
121	McDonald’s Corp.	$11,513
5	MDC Holdings, Inc.	156
5	MDC Partners, Inc., Class A	112
2	Media General, Inc.*	38
6	Men’s Wearhouse, Inc. (The)	323
4	Meredith Corp.	187
5	Meritage Homes Corp.*	241
45	MGM Resorts International*	1,240
24	Michael Kors Holdings Ltd.*	2,353
6	Modine Manufacturing Co.*	89
7	Mohawk Industries, Inc.*	991
1	Monarch Casino & Resort, Inc.*	19
4	Monro Muffler Brake, Inc.	239
3	Morgans Hotel Group Co.*	24
2	Morningstar, Inc.	167
2	Movado Group, Inc.	79
3	Multimedia Games Holding Co., Inc.*	99
6	Murphy USA, Inc.*	243
1	NACCO Industries, Inc., Class A	59
7	National CineMedia, Inc.	108
4	Nautilus, Inc.*	34
6	Netflix, Inc.*	2,674
3	New York & Co., Inc.*	13
16	New York Times Co. (The), Class A	263
35	Newell Rubbermaid, Inc.	1,124
60	News Corp., Class A*	1,100
4	Nexstar Broadcasting Group, Inc., Class A	171
85	NIKE, Inc., Class B	6,655
1	Noodles & Co.*	40
17	Nordstrom, Inc.	1,045
3	Norwegian Cruise Line Holdings Ltd.*	103
3	Nutrisystem, Inc.	44
1	NVR, Inc.*	1,192
58	Office Depot, Inc.*	286
31	Omnicom Group, Inc.	2,346
3	Orbitz Worldwide, Inc.*	29
13	O’Reilly Automotive, Inc.*	1,961
12	Orient-Express Hotels Ltd., Class A*	185
3	Outerwall, Inc.*	212
1	Overstock.com, Inc.*	20
2	Oxford Industries, Inc.	157
6	Pacific Sunwear of California, Inc.*	17
3	Panera Bread Co., Class A*	544
4	Papa John’s International, Inc.	204
8	Penn National Gaming, Inc.*	103
5	Penske Automotive Group, Inc.	216
6	Pep Boys-Manny Moe & Jack (The)*	76
1	Perry Ellis International, Inc.*	14
2	PetMed Express, Inc.	28
12	PetSmart, Inc.	805
11	Pier 1 Imports, Inc.	208
7	Pinnacle Entertainment, Inc.*	170
8	Polaris Industries, Inc.	1,072
6	Pool Corp.	351
3	Popeyes Louisiana Kitchen, Inc.*	120
1	Potbelly Corp.*	21
6	priceline.com, Inc.*	8,093
47	PulteGroup, Inc.	987
10	PVH Corp.	1,264
16	Quiksilver, Inc.*	125
1	R.G. Barry Corp.	19
12	RadioShack Corp.*	32
7	Ralph Lauren Corp.	1,128
1	ReachLocal, Inc.*	11
2	Reading International, Inc., Class A*	15
2	Red Robin Gourmet Burgers, Inc.*	156
10	Regal Entertainment Group, Class A	184
6	Regis Corp.	84
2	Remy International, Inc.	45
6	Rent-A-Center, Inc.	151
1	Rentrak Corp.*	64
2	Restoration Hardware Holdings, Inc.*	135
1	RetailMeNot, Inc.*	42
26	Ross Stores, Inc.	1,893
20	Royal Caribbean Cruises Ltd.	1,059
7	Ruby Tuesday, Inc.*	43
4	Ruth’s Hospitality Group, Inc.	49
6	Ryland Group, Inc. (The)	280
1	Saga Communications, Inc., Class A	49
1	Salem Communications Corp., Class A	9
20	Sally Beauty Holdings, Inc.*	574
3	Scholastic Corp.	106
6	Scientific Games Corp., Class A*	80
13	Scripps Networks Interactive, Inc., Class A	1,056
2	SEACOR Holdings, Inc.*	177
5	Sears Holdings Corp.*	224
1	Sears Hometown and Outlet Stores, Inc.*	23
4	SeaWorld Entertainment, Inc.	137
7	Select Comfort Corp.*	126
25	Service Corp. International	467
2	SFX Entertainment, Inc.*	17
1	Shiloh Industries, Inc.*	19
2	Shoe Carnival, Inc.	52
5	Shutterfly, Inc.*	273
10	Signet Jewelers Ltd.	955
8	Sinclair Broadcast Group, Inc., Class A	237
371	Sirius XM Holdings, Inc.*	1,339
8	Six Flags Entertainment Corp.	326
3	Sizmek, Inc.*	37
5	Skechers U.S.A., Inc., Class A*	169
2	Skullcandy, Inc.*	17
7	Smith & Wesson Holding Corp.*	80
5	Sonic Automotive, Inc., Class A	119
7	Sonic Corp.*	143
8	Sotheby’s	376
4	Spartan Motors, Inc.	23
1	Speedway Motorsports, Inc.	20
4	Stage Stores, Inc.	79
2	Standard Motor Products, Inc.	70
18	Standard Pacific Corp.*	164
80	Staples, Inc.	1,087
90	Starbucks Corp.	6,386
23	Starwood Hotels & Resorts Worldwide, Inc.	1,897
13	Starz, Class A*	416
3	Stein Mart, Inc.	41
2	Steiner Leisure Ltd.*	88
7	Steven Madden Ltd.*	255
1	Stock Building Supply Holdings, Inc.*	22
3	Stoneridge, Inc.*	33
1	Strayer Education, Inc.*	48
2	Sturm Ruger & Co., Inc.	127
3	Superior Industries International, Inc.	55
1	Systemax, Inc.*	12
77	Target Corp.	4,816
4	Taylor Morrison Home Corp., Class A*	100
7	Tempur Sealy International, Inc.*	363
7	Tenneco, Inc.*	422
10	Tesla Motors, Inc.*	2,448

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
8	Texas Roadhouse, Inc.	$212
45	Thomson Reuters Corp.	1,545
5	Thor Industries, Inc.	280
13	Tiffany & Co.	1,212
2	Tile Shop Holdings, Inc.*	31
1	Tilly’s, Inc., Class A*	12
35	Time Warner Cable, Inc.	4,912
112	Time Warner, Inc.	7,519
87	TJX Cos., Inc. (The)	5,347
20	Toll Brothers, Inc.*	780
1	Tower International, Inc.*	26
3	Town Sports International Holdings, Inc.	27
17	Tractor Supply Co.	1,200
1	Trans World Entertainment Corp.*	4
2	TRI Pointe Homes, Inc.*	36
13	TripAdvisor, Inc.*	1,303
13	TRW Automotive Holdings Corp.*	1,070
5	Tuesday Morning Corp.*	78
6	Tumi Holdings, Inc.*	133
6	Tupperware Brands Corp.	472
239	Twenty-First Century Fox, Inc., Class A	8,016
1	UCP, Inc., Class A*	16
8	Ulta Salon Cosmetics & Fragrance, Inc.*	718
10	Under Armour, Inc., Class A*	1,132
2	Unifi, Inc.*	49
2	Universal Electronics, Inc.*	84
3	Universal Technical Institute, Inc.	41
13	Urban Outfitters, Inc.*	487
4	Vail Resorts, Inc.	281
5	ValueVision Media, Inc., Class A*	28
3	Vera Bradley, Inc.*	80
42	VF Corp.	2,461
54	Viacom, Inc., Class B	4,737
1	Vince Holding Corp.*	27
6	Visteon Corp.*	501
3	Vitacost.com, Inc.*	22
4	Vitamin Shoppe, Inc.*	187
2	VOXX International Corp.*	26
217	Walt Disney Co. (The)	17,536
1	WCI Communities, Inc.*	20
3	Weight Watchers International, Inc.	64
34	Wendy’s Co. (The)	326
2	West Marine, Inc.*	25
11	Wet Seal, Inc. (The), Class A*	21
1	Weyco Group, Inc.	26
10	Whirlpool Corp.	1,446
2	William Lyon Homes, Class A*	62
12	Williams-Sonoma, Inc.	699
3	Winnebago Industries, Inc.*	80
12	Wolverine World Wide, Inc.	316
3	World Wrestling Entertainment, Inc., Class A	69
15	Wyndham Worldwide Corp.	1,093
10	Wynn Resorts Ltd.	2,425
54	Yum! Brands, Inc.	4,000
4	Zagg, Inc.*	17
4	Zale Corp.*	87
2	zulily, Inc., Class A*	137
3	Zumiez, Inc.*	71
		335,464
	Consumer Staples — 4.9%

11	Alliance One International, Inc.*	30
242	Altria Group, Inc.	8,775
3	Andersons, Inc. (The)	165
2	Annie’s, Inc.*	75
79	Archer-Daniels-Midland Co.	3,207
52	Avon Products, Inc.	804
6	B&G Foods, Inc.	180
19	Beam, Inc.	1,576
1	Boston Beer Co., Inc. (The), Class A*	237
7	Boulder Brands, Inc.*	105
18	Brown-Forman Corp., Class B	1,508
18	Bunge Ltd.	1,433
1	Calavo Growers, Inc.	31
2	Cal-Maine Foods, Inc.	105
21	Campbell Soup Co.	910
5	Casey’s General Stores, Inc.	342
5	Central Garden and Pet Co., Class A*	37
2	Chefs’ Warehouse, Inc. (The)*	47
6	Chiquita Brands International, Inc.*	66
17	Church & Dwight Co., Inc.	1,156
16	Clorox Co. (The)	1,397
1	Coca-Cola Bottling Co. Consolidated	76
460	Coca-Cola Co. (The)	17,572
31	Coca-Cola Enterprises, Inc.	1,460
112	Colgate-Palmolive Co.	7,037
50	ConAgra Foods, Inc.	1,420
18	Constellation Brands, Inc., Class A*	1,459
52	Costco Wholesale Corp.	6,074
7	Coty, Inc., Class A	104
1	Craft Brew Alliance, Inc.*	16
1	Crimson Wine Group Ltd.*	8
147	CVS Caremark Corp.	10,752
19	Darling International, Inc.*	383
11	Dean Foods Co.*	163
3	Diamond Foods, Inc.*	86
25	Dr. Pepper Snapple Group, Inc.	1,303
3	Elizabeth Arden, Inc.*	92
7	Energizer Holdings, Inc.	681
28	Estee Lauder Cos., Inc. (The), Class A	1,928
2	Fairway Group Holdings Corp.*	16
1	Farmer Bros Co.*	21
3	Female Health Co. (The)	21
21	Flowers Foods, Inc.	432
5	Fresh Del Monte Produce, Inc.	132
5	Fresh Market, Inc. (The)*	168
78	General Mills, Inc.	3,902
18	Green Mountain Coffee Roasters, Inc.	1,976
5	Hain Celestial Group, Inc. (The)*	447
4	Harbinger Group, Inc.*	45
10	Herbalife Ltd.	666
18	Hershey Co. (The)	1,905
15	Hillshire Brands Co. (The)	563
16	Hormel Foods Corp.	759
1	Ingles Markets, Inc., Class A	24
9	Ingredion, Inc.	593
2	Inter Parfums, Inc.	67
2	Inventure Foods, Inc.*	28
2	J&J Snack Foods Corp.	186
13	J.M. Smucker Co. (The)	1,300
1	John B. Sanfilippo & Son, Inc.	24
31	Kellogg Co.	1,881
46	Kimberly-Clark Corp.	5,076
71	Kraft Foods Group, Inc.	3,924
63	Kroger Co. (The)	2,642
2	Lancaster Colony Corp.	180
12	Lifevantage Corp.*	16
1	Lifeway Foods, Inc.	14
1	Limoneira Co.	21
45	Lorillard, Inc.	2,208

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
16	McCormick & Co., Inc. (Non-Voting)	$1,062
24	Mead Johnson Nutrition Co.	1,957
2	Medifast, Inc.*	53
17	Molson Coors Brewing Co., Class B	966
215	Mondelez International, Inc., Class A	7,316
16	Monster Beverage Corp.*	1,184
1	National Beverage Corp.*	21
1	Natural Grocers by Vitamin Cottage, Inc.*	41
1	Nature’s Sunshine Products, Inc.	15
7	Nu Skin Enterprises, Inc., Class A	585
1	Nutraceutical International Corp.*	26
1	Oil-Dri Corp. of America	33
2	Omega Protein Corp.*	22
1	Orchids Paper Products Co.	34
3	Pantry, Inc. (The)*	45
186	PepsiCo, Inc.	14,893
197	Philip Morris International, Inc.	15,939
7	Pilgrim’s Pride Corp.*	123
4	Pinnacle Foods, Inc.	113
4	Post Holdings, Inc.*	228
6	Prestige Brands Holdings, Inc.*	171
2	PriceSmart, Inc.	203
330	Procter & Gamble Co. (The)	25,958
1	Revlon, Inc., Class A*	24
38	Reynolds American, Inc.	1,932
88	Rite Aid Corp.*	580
3	Roundy’s, Inc.	18
29	Safeway, Inc.	1,086
3	Sanderson Farms, Inc.	231
1	Seneca Foods Corp., Class A*	30
6	Snyder’s-Lance, Inc.	163
4	Spartan Stores, Inc.	90
3	Spectrum Brands Holdings, Inc.	234
2	Sprouts Farmers Market, Inc.*	78
20	Star Scientific, Inc.*	18
24	SUPERVALU, Inc.*	155
2	Susser Holdings Corp.*	121
2	Synutra International, Inc.*	15
71	Sysco Corp.	2,557
2	Tootsie Roll Industries, Inc.	63
4	TreeHouse Foods, Inc.*	285
34	Tyson Foods, Inc., Class A	1,341
6	United Natural Foods, Inc.*	434
3	Universal Corp.	173
1	USANA Health Sciences, Inc.*	73
8	Vector Group Ltd.	156
1	Village Super Market, Inc., Class A	27
114	Walgreen Co.	7,746
194	Wal-Mart Stores, Inc.	14,492
2	WD-40 Co.	146
1	Weis Markets, Inc.	50
17	WhiteWave Foods Co. (The), Class A*	481
45	Whole Foods Market, Inc.	2,432
		208,256
	Energy — 5.4%

10	Abraxas Petroleum Corp.*	34
3	Alon USA Energy, Inc.	40
27	Alpha Natural Resources, Inc.*	145
3	Amyris, Inc.*	14
60	Anadarko Petroleum Corp.	5,050
5	Antero Resources Corp.*	302
47	Apache Corp.	3,727
1	Apco Oil and Gas International, Inc.*	14
4	Approach Resources, Inc.*	89
26	Arch Coal, Inc.	119
2	Athlon Energy, Inc.*	74
7	Atwood Oceanics, Inc.*	332
53	Baker Hughes, Inc.	3,354
4	Basic Energy Services, Inc.*	95
6	Bill Barrett Corp.*	152
1	Bolt Technology Corp.	20
4	Bonanza Creek Energy, Inc.*	200
14	BPZ Resources, Inc.*	29
4	Bristow Group, Inc.	310
5	C&J Energy Services, Inc.*	129
51	Cabot Oil & Gas Corp.	1,785
12	Cal Dive International, Inc.*	21
5	Callon Petroleum Co.*	34
27	Cameron International Corp.*	1,730
2	CARBO Ceramics, Inc.	248
5	Carrizo Oil & Gas, Inc.*	249
29	Cheniere Energy, Inc.*	1,433
70	Chesapeake Energy Corp.	1,814
233	Chevron Corp.	26,872
10	Cimarex Energy Co.	1,157
1	Clayton Williams Energy, Inc.*	97
8	Clean Energy Fuels Corp.*	67
7	Cloud Peak Energy, Inc.*	136
33	Cobalt International Energy, Inc.*	636
6	Comstock Resources, Inc.	119
13	Concho Resources, Inc.*	1,575
147	ConocoPhillips	9,775
27	CONSOL Energy, Inc.	1,083
2	Contango Oil & Gas Co.*	95
5	Continental Resources, Inc.*	598
6	Crosstex Energy, Inc.	250
2	CVR Energy, Inc.	79
1	Dawson Geophysical Co.	29
4	Delek U.S. Holdings, Inc.	111
45	Denbury Resources, Inc.	736
49	Devon Energy Corp.	3,157
8	Diamond Offshore Drilling, Inc.	378
3	Diamondback Energy, Inc.*	193
9	Dresser-Rand Group, Inc.*	489
5	Dril-Quip, Inc.*	538
7	Emerald Oil, Inc.*	54
6	Endeavour International Corp.*	29
9	Energen Corp.	724
9	Energy XXI Bermuda Ltd.	208
33	EOG Resources, Inc.	6,251
4	EPL Oil & Gas, Inc.*	120
18	EQT Corp.	1,841
4	Equal Energy Ltd.	21
2	Era Group, Inc.*	56
2	Evolution Petroleum Corp.	26
20	EXCO Resources, Inc.	104
7	Exterran Holdings, Inc.*	287
535	Exxon Mobil Corp.	51,504
29	FMC Technologies, Inc.*	1,457
14	Forest Oil Corp.*	28
5	Forum Energy Technologies, Inc.*	129
4	Frank’s International N.V.	95
6	Frontline Ltd.*	26
6	FX Energy, Inc.*	22
4	GasLog Ltd.	84
7	Gastar Exploration, Inc.*	45
2	Geospace Technologies Corp.*	154
3	Global Geophysical Services, Inc.*	4
5	Golar LNG Ltd.	183
4	Goodrich Petroleum Corp.*	54

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3	Green Plains Renewable Energy, Inc.	$79
2	Gulf Island Fabrication, Inc.	42
3	GulfMark Offshore, Inc., Class A	142
10	Gulfport Energy Corp.*	661
28	Halcon Resources Corp.*	107
1	Hallador Energy Co.	8
102	Halliburton Co.	5,814
13	Helix Energy Solutions Group, Inc.*	307
11	Helmerich & Payne, Inc.	1,086
19	Hercules Offshore, Inc.*	90
37	Hess Corp.	2,961
24	HollyFrontier Corp.	1,094
4	Hornbeck Offshore Services, Inc.*	171
16	ION Geophysical Corp.*	65
1	Jones Energy, Inc., Class A*	16
18	Key Energy Services, Inc.*	163
80	Kinder Morgan, Inc.	2,548
5	KiOR, Inc., Class A*	7
4	Knightsbridge Tankers Ltd.	41
32	Kodiak Oil & Gas Corp.*	378
12	Kosmos Energy Ltd.*	132
1	L&L Energy, Inc.*^	1
5	Laredo Petroleum, Inc.*	130
21	Magnum Hunter Resources Corp.*	176
85	Marathon Oil Corp.	2,847
36	Marathon Petroleum Corp.	3,024
7	Matador Resources Co.*	170
3	Matrix Service Co.*	97
28	McDermott International, Inc.*	233
4	Midstates Petroleum Co., Inc.*	18
4	Miller Energy Resources, Inc.*	28
2	Mitcham Industries, Inc.*	29
23	Murphy Oil Corp.	1,366
35	Nabors Industries Ltd.	806
51	National Oilwell Varco, Inc.	3,929
1	Natural Gas Services Group, Inc.*	32
16	Newfield Exploration Co.*	451
10	Newpark Resources, Inc.*	111
43	Noble Energy, Inc.	2,957
9	Nordic American Tankers Ltd.	95
8	Northern Oil and Gas, Inc.*	111
2	Nuverra Environmental Solutions, Inc.*	34
12	Oasis Petroleum, Inc.*	523
97	Occidental Petroleum Corp.	9,362
13	Oceaneering International, Inc.	931
7	Oil States International, Inc.*	664
1	Panhandle Oil and Gas, Inc., Class A	37
14	Parker Drilling Co.*	113
18	Patterson-UTI Energy, Inc.	524
3	PBF Energy, Inc., Class A	76
4	PDC Energy, Inc.*	249
32	Peabody Energy Corp.	562
7	Penn Virginia Corp.*	106
7	PetroQuest Energy, Inc.*	33
2	PHI, Inc. (Non-Voting)*	80
71	Phillips 66	5,315
7	Pioneer Energy Services Corp.*	80
16	Pioneer Natural Resources Co.	3,219
22	QEP Resources, Inc.	636
15	Quicksilver Resources, Inc.*	49
20	Range Resources Corp.	1,721
3	Renewable Energy Group, Inc.*	35
27	Rentech, Inc.*	51
8	Resolute Energy Corp.*	75
1	REX American Resources Corp.*	48
5	Rex Energy Corp.*	95
1	RigNet, Inc.*	48
7	Rosetta Resources, Inc.*	311
15	Rowan Cos. PLC, Class A*	500
8	RPC, Inc.	147
5	Sanchez Energy Corp.*	149
59	SandRidge Energy, Inc.*	381
160	Schlumberger Ltd.	14,880
22	Scorpio Tankers, Inc.	215
43	Seadrill Ltd.	1,589
5	SemGroup Corp., Class A	337
7	Ship Finance International Ltd.	132
8	SM Energy Co.	590
6	Solazyme, Inc.*	74
42	Southwestern Energy Co.*	1,736
80	Spectra Energy Corp.	2,982
6	Stone Energy Corp.*	216
19	Superior Energy Services, Inc.	562
5	Swift Energy Co.*	50
6	Synergy Resources Corp.*	64
4	Targa Resources Corp.	387
5	Teekay Corp.	299
7	Teekay Tankers Ltd., Class A	33
4	Tesco Corp.*	76
16	Tesoro Corp.	816
9	TETRA Technologies, Inc.*	108
2	TGC Industries, Inc.*	13
6	Tidewater, Inc.	292
8	Triangle Petroleum Corp.*	72
18	Ultra Petroleum Corp.*	453
6	Unit Corp.*	368
10	Uranium Energy Corp.*	18
15	Ur-Energy, Inc.*	26
7	VAALCO Energy, Inc.*	47
66	Valero Energy Corp.	3,167
24	Vantage Drilling Co.*	42
4	W&T Offshore, Inc.	60
8	Warren Resources, Inc.*	35
7	Western Refining, Inc.	255
1	Westmoreland Coal Co.*	23
14	Whiting Petroleum Corp.*	962
5	Willbros Group, Inc.*	49
82	Williams Cos., Inc. (The)	3,387
9	World Fuel Services Corp.	405
24	WPX Energy, Inc.*	423
4	ZaZa Energy Corp.*	4
		227,143
	Financials — 10.3%
2	1st Source Corp.	62
4	1st United Bancorp, Inc./FL	31
7	Acadia Realty Trust (REIT)	185
1	Access National Corp.	17
41	ACE Ltd.	4,013
6	Affiliated Managers Group, Inc.*	1,128
56	Aflac, Inc.	3,589
3	AG Mortgage Investment Trust, Inc. (REIT)	55
2	Agree Realty Corp. (REIT)	62
5	Alexander & Baldwin, Inc.	208
9	Alexandria Real Estate Equities, Inc. (REIT)	652
2	Alleghany Corp.*	771
4	Allied World Assurance Co. Holdings AG	399
56	Allstate Corp. (The)	3,039
7	Altisource Residential Corp. (REIT)	200

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5	Ambac Financial Group, Inc.*	$173
4	American Assets Trust, Inc. (REIT)	132
13	American Campus Communities, Inc. (REIT)	480
43	American Capital Agency Corp. (REIT)	958
34	American Capital Ltd.*	529
6	American Capital Mortgage Investment Corp. (REIT)	121
8	American Equity Investment Life Holding Co.	175
114	American Express Co.	10,406
9	American Financial Group, Inc./OH	514
6	American Homes 4 Rent, Class A (REIT)	98
178	American International Group, Inc.	8,859
1	American National Bankshares, Inc.	22
1	American National Insurance Co.	114
57	American Realty Capital Properties, Inc. (REIT)	837
2	American Residential Properties, Inc. (REIT)*	36
48	American Tower Corp. (REIT)	3,911
24	Ameriprise Financial, Inc.	2,616
3	Ameris Bancorp*	63
2	AMERISAFE, Inc.	87
1	Ames National Corp.	22
2	AmREIT, Inc. (REIT)	35
4	AmTrust Financial Services, Inc.	151
114	Annaly Capital Management, Inc. (REIT)	1,275
17	Anworth Mortgage Asset Corp. (REIT)	88
37	Aon PLC	3,167
18	Apartment Investment & Management Co., Class A (REIT)	538
4	Apollo Commercial Real Estate Finance, Inc. (REIT)	67
27	Apollo Investment Corp.	231
4	Apollo Residential Mortgage, Inc. (REIT)	70
16	Arch Capital Group Ltd.*	898
36	Ares Capital Corp.	649
3	Ares Commercial Real Estate Corp. (REIT)	41
3	Argo Group International Holdings Ltd.	132
2	Arlington Asset Investment Corp., Class A	53
2	Armada Hoffler Properties, Inc. (REIT)	20
45	ARMOUR Residential REIT, Inc. (REIT)	193
1	Arrow Financial Corp.	26
15	Arthur J. Gallagher & Co.	693
2	Artisan Partners Asset Management, Inc., Class A	126
2	Ashford Hospitality Prime, Inc. (REIT)	34
7	Ashford Hospitality Trust, Inc. (REIT)	78
8	Aspen Insurance Holdings Ltd.	301
20	Associated Banc-Corp	334
7	Associated Estates Realty Corp. (REIT)	120
9	Assurant, Inc.	591
20	Assured Guaranty Ltd.	491
11	Astoria Financial Corp.	151
1	AV Homes, Inc.*	20
16	AvalonBay Communities, Inc. (REIT)	2,064
1	Aviv REIT, Inc. (REIT)	25
13	Axis Capital Holdings Ltd.	572
1	Baldwin & Lyons, Inc., Class B	26
2	Banc of California, Inc.	26
1	Bancfirst Corp.	55
4	Banco Latinoamericano de Comercio Exterior S.A., Class E	102
4	Bancorp, Inc. (The)/DE*	77
11	BancorpSouth, Inc.	263
6	Bank Mutual Corp.	40
1,296	Bank of America Corp.	21,423
5	Bank of Hawaii Corp.	292
1	Bank of Kentucky Financial Corp.	35
1	Bank of Marin Bancorp	44
140	Bank of New York Mellon Corp. (The)	4,480
4	Bank of the Ozarks, Inc.	254
3	BankFinancial Corp.	30
8	BankUnited, Inc.	268
2	Banner Corp.	79
84	BB&T Corp.	3,175
9	BBCN Bancorp, Inc.	153
1	BBX Capital Corp., Class A*	19
4	Beneficial Mutual Bancorp, Inc.*	48
216	Berkshire Hathaway, Inc., Class B*	25,008
3	Berkshire Hills Bancorp, Inc.	75
15	BGC Partners, Inc., Class A	102
22	BioMed Realty Trust, Inc. (REIT)	455
9	BlackRock Kelso Capital Corp.	86
16	BlackRock, Inc.	4,877
1	Blue Capital Reinsurance Holdings Ltd.*	17
2	BNC Bancorp	35
1	BofI Holding, Inc.*	93
3	BOK Financial Corp.	194
10	Boston Private Financial Holdings, Inc.	130
18	Boston Properties, Inc. (REIT)	2,024
19	Brandywine Realty Trust (REIT)	278
9	BRE Properties, Inc. (REIT)	556
1	Bridge Bancorp, Inc.	26
1	Bridge Capital Holdings*	22
6	Brixmor Property Group, Inc. (REIT)	132
8	Brookline Bancorp, Inc.	73
14	Brown & Brown, Inc.	421
2	Bryn Mawr Bank Corp.	57
2	Calamos Asset Management, Inc., Class A	24
1	Camden National Corp.	38
10	Camden Property Trust (REIT)	667
8	Campus Crest Communities, Inc. (REIT)	66
3	Capital Bank Financial Corp., Class A*	69
2	Capital City Bank Group, Inc.*	28
70	Capital One Financial Corp.	5,140
2	Capital Southwest Corp.	69
24	CapitalSource, Inc.	353
18	Capitol Federal Financial, Inc.	219
11	Capstead Mortgage Corp. (REIT)	142
4	Cardinal Financial Corp.	69
5	Cardtronics, Inc.*	203
1	Cascade Bancorp*	5
3	Cash America International, Inc.	120
9	Cathay General Bancorp	229
20	CBL & Associates Properties, Inc. (REIT)	356
10	CBOE Holdings, Inc.	540
34	CBRE Group, Inc., Class A*	950
9	Cedar Realty Trust, Inc. (REIT)	55
1	Center Bancorp, Inc.	19
4	CenterState Banks, Inc.	44
3	Central Pacific Financial Corp.	59

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
28	Chambers Street Properties (REIT)	$221
132	Charles Schwab Corp. (The)	3,499
3	Charter Financial Corp./MD	32
3	Chatham Lodging Trust (REIT)	63
4	Chemical Financial Corp.	118
6	Chesapeake Lodging Trust (REIT)	156
124	Chimera Investment Corp. (REIT)	396
31	Chubb Corp. (The)	2,712
1	CIFC Corp.	8
20	Cincinnati Financial Corp.	938
24	CIT Group, Inc.	1,168
366	Citigroup, Inc.	17,799
1	Citizens & Northern Corp.	20
5	Citizens, Inc./TX*	37
2	City Holding Co.	89
6	City National Corp./CA	449
1	Clifton Savings Bancorp, Inc.	13
38	CME Group, Inc.	2,805
3	CNA Financial Corp.	124
2	CNB Financial Corp./PA	37
27	CNO Financial Group, Inc.	493
4	CoBiz Financial, Inc.	45
2	Cohen & Steers, Inc.	76
9	Colony Financial, Inc. (REIT)	203
6	Columbia Banking System, Inc.	157
22	Comerica, Inc.	1,060
10	Commerce Bancshares, Inc./MO	447
14	CommonWealth REIT (REIT)	380
5	Community Bank System, Inc.	182
2	Community Trust Bancorp, Inc.	79
1	CommunityOne Bancorp*	11
1	Consolidated-Tomoka Land Co.	36
2	Consumer Portfolio Services, Inc.*	16
2	CoreSite Realty Corp. (REIT)	62
10	Corporate Office Properties Trust (REIT)	267
14	Corrections Corp. of America (REIT)	467
20	Cousins Properties, Inc. (REIT)	231
12	Cowen Group, Inc., Class A*	51
3	Crawford & Co., Class B	25
1	Credit Acceptance Corp.*	138
40	Crown Castle International Corp. (REIT)*	3,036
1	CU Bancorp*	18
16	CubeSmart (REIT)	280
6	Cullen/Frost Bankers, Inc.	448
2	Customers Bancorp, Inc.*	40
11	CVB Financial Corp.	171
2	CyrusOne, Inc. (REIT)	44
19	CYS Investments, Inc. (REIT)	167
38	DCT Industrial Trust, Inc. (REIT)	301
36	DDR Corp. (REIT)	598
5	DFC Global Corp.*	41
24	DiamondRock Hospitality Co. (REIT)	303
15	Digital Realty Trust, Inc. (REIT)	812
4	Dime Community Bancshares, Inc.	67
59	Discover Financial Services	3,385
1	Donegal Group, Inc., Class A	14
1	Doral Financial Corp.*	12
17	Douglas Emmett, Inc. (REIT)	458
39	Duke Realty Corp. (REIT)	655
8	DuPont Fabros Technology, Inc. (REIT)	212
7	Dynex Capital, Inc. (REIT)	60
34	E*TRADE Financial Corp.*	764
3	Eagle Bancorp, Inc.*	103
17	East West Bancorp, Inc.	607
4	EastGroup Properties, Inc. (REIT)	248
14	Eaton Vance Corp.	530
14	Education Realty Trust, Inc. (REIT)	132
2	eHealth, Inc.*	96
1	Ellington Residential Mortgage REIT (REIT)	17
1	EMC Insurance Group, Inc.	31
10	Empire State Realty Trust, Inc., Class A (REIT)	153
4	Employers Holdings, Inc.	79
3	Encore Capital Group, Inc.*	146
5	Endurance Specialty Holdings Ltd.	261
1	Enstar Group Ltd.*	125
1	Enterprise Bancorp, Inc./MA	19
2	Enterprise Financial Services Corp.	37
6	EPR Properties (REIT)	320
10	Equity Lifestyle Properties, Inc. (REIT)	403
7	Equity One, Inc. (REIT)	162
43	Equity Residential (REIT)	2,514
3	Erie Indemnity Co., Class A	218
2	ESB Financial Corp.	26
1	ESSA Bancorp, Inc.	11
3	Essent Group Ltd.*	70
5	Essex Property Trust, Inc. (REIT)	836
10	EverBank Financial Corp.	179
4	Evercore Partners, Inc., Class A	223
6	Everest Re Group Ltd.	895
6	Excel Trust, Inc. (REIT)	75
13	Extra Space Storage, Inc. (REIT)	638
6	EZCORP, Inc., Class A*	76
1	Farmers Capital Bank Corp.*	20
1	FBL Financial Group, Inc., Class A	42
1	FBR & Co.*	26
1	Federal Agricultural Mortgage Corp., Class C	31
8	Federal Realty Investment Trust (REIT)	890
11	Federated Investors, Inc., Class B	301
15	FelCor Lodging Trust, Inc. (REIT)	131
33	Fidelity National Financial, Inc., Class A	1,091
2	Fidelity Southern Corp.	29
2	Fidus Investment Corp.	42
16	Fifth Street Finance Corp.	157
105	Fifth Third Bancorp	2,278
6	Financial Engines, Inc.	339
2	Financial Institutions, Inc.	44
13	First American Financial Corp.	350
1	First Bancorp, Inc./ME	16
9	First BanCorp./Puerto Rico*	47
2	First Bancorp/NC	37
9	First Busey Corp.	54
4	First Cash Financial Services, Inc.*	211
1	First Citizens BancShares, Inc., Class A	224
12	First Commonwealth Financial Corp.	102
2	First Community Bancshares, Inc./VA	34
2	First Connecticut Bancorp, Inc./CT	31
1	First Defiance Financial Corp.	28
7	First Financial Bancorp	119
4	First Financial Bankshares, Inc.	242
1	First Financial Corp./IN	34
3	First Financial Holdings, Inc.	184
2	First Financial Northwest, Inc.	21
29	First Horizon National Corp.	347
13	First Industrial Realty Trust, Inc. (REIT)	250
2	First Interstate BancSystem, Inc.	52
1	First Marblehead Corp. (The)*	7
4	First Merchants Corp.	86

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
9	First Midwest Bancorp, Inc./IL	$150
1	First NBC Bank Holding Co.*	33
43	First Niagara Financial Group, Inc.	390
1	First of Long Island Corp. (The)	39
7	First Potomac Realty Trust (REIT)	89
14	First Republic Bank/CA	728
8	First Security Group, Inc./TN*	17
20	FirstMerit Corp.	415
2	Flagstar Bancorp, Inc.*	44
4	Flushing Financial Corp.	83
19	FNB Corp./PA	232
19	Forest City Enterprises, Inc., Class A*	370
4	Forestar Group, Inc.*	75
1	Fortegra Financial Corp.*	7
1	Fox Chase Bancorp, Inc.	17
1	Franklin Financial Corp./VA*	20
49	Franklin Resources, Inc.	2,609
11	Franklin Street Properties Corp. (REIT)	138
23	Fulton Financial Corp.	283
4	FXCM, Inc., Class A	67
1	Gain Capital Holdings, Inc.	10
1	GAMCO Investors, Inc., Class A	78
13	Gaming and Leisure Properties, Inc. (REIT)	478
1	Garrison Capital, Inc.	14
67	General Growth Properties, Inc. (REIT)	1,475
59	Genworth Financial, Inc., Class A*	917
9	Geo Group, Inc. (The) (REIT)	290
2	German American Bancorp, Inc.	58
3	Getty Realty Corp. (REIT)	58
8	GFI Group, Inc.	32
9	Glacier Bancorp, Inc.	250
3	Gladstone Capital Corp.	30
2	Gladstone Commercial Corp. (REIT)	35
3	Gladstone Investment Corp.	24
17	Glimcher Realty Trust (REIT)	165
1	Global Indemnity PLC*	26
55	Goldman Sachs Group, Inc. (The)	9,155
4	Golub Capital BDC, Inc.	75
7	Government Properties Income Trust (REIT)	174
7	Gramercy Property Trust, Inc. (REIT)*	41
1	Great Southern Bancorp, Inc.	29
3	Green Dot Corp., Class A*	60
3	Greenhill & Co., Inc.	160
3	Greenlight Capital Re Ltd., Class A*	94
2	GSV Capital Corp.*	25
2	Guaranty Bancorp	28
2	Hallmark Financial Services, Inc.*	17
4	Hampton Roads Bankshares, Inc.*	7
10	Hancock Holding Co.	345
4	Hanmi Financial Corp.	94
2	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	29
5	Hanover Insurance Group, Inc. (The)	294
55	Hartford Financial Services Group, Inc. (The)	1,935
12	Hatteras Financial Corp. (REIT)	237
12	HCC Insurance Holdings, Inc.	527
1	HCI Group, Inc.	48
55	HCP, Inc. (REIT)	2,132
34	Health Care REIT, Inc. (REIT)	1,997
1	Health Insurance Innovations, Inc., Class A*	13
12	Healthcare Realty Trust, Inc. (REIT)	288
13	Healthcare Trust of America, Inc., Class A (REIT)	146
2	Heartland Financial USA, Inc.	54
7	Hercules Technology Growth Capital, Inc.	110
3	Heritage Commerce Corp.	24
2	Heritage Financial Corp./WA	35
2	Heritage Oaks Bancorp*	16
24	Hersha Hospitality Trust (REIT)	135
4	HFF, Inc., Class A	128
11	Highwoods Properties, Inc. (REIT)	415
7	Hilltop Holdings, Inc.*	172
1	Home Bancorp, Inc.*	21
5	Home BancShares, Inc./AR	168
2	Home Federal Bancorp, Inc./ID	30
9	Home Loan Servicing Solutions Ltd.	185
7	Home Properties, Inc. (REIT)	413
2	HomeStreet, Inc.	38
3	HomeTrust Bancshares, Inc.*	47
5	Horace Mann Educators Corp.	143
1	Horizon Bancorp/IN	22
1	Horizon Technology Finance Corp.	15
18	Hospitality Properties Trust (REIT)	477
90	Host Hotels & Resorts, Inc. (REIT)	1,770
5	Howard Hughes Corp. (The)*	690
64	Hudson City Bancorp, Inc.	608
6	Hudson Pacific Properties, Inc. (REIT)	137
2	Hudson Valley Holding Corp.	38
101	Huntington Bancshares, Inc./OH	963
4	Iberiabank Corp.	262
5	ICG Group, Inc.*	102
2	Imperial Holdings, Inc.*	11
1	Independence Holding Co.	14
3	Independent Bank Corp./MA	110
1	Infinity Property & Casualty Corp.	74
9	ING US, Inc.	323
10	Inland Real Estate Corp. (REIT)	107
6	Interactive Brokers Group, Inc., Class A	133
14	IntercontinentalExchange Group, Inc.	2,924
6	International Bancshares Corp.	139
2	Intervest Bancshares Corp.*	15
2	INTL FCStone, Inc.*	36
53	Invesco Ltd.	1,818
15	Invesco Mortgage Capital, Inc. (REIT)	252
4	Investment Technology Group, Inc.*	69
6	Investors Bancorp, Inc.	159
12	Investors Real Estate Trust (REIT)	105
10	iStar Financial, Inc. (REIT)*	155
18	Janus Capital Group, Inc.	201
1	JAVELIN Mortgage Investment Corp. (REIT)	15
1	JGWPT Holdings, Inc., Class A*	19
2	JMP Group, Inc.	15
5	Jones Lang LaSalle, Inc.	616
455	JPMorgan Chase & Co.	25,853
3	KCAP Financial, Inc.	25
9	KCG Holdings, Inc., Class A*	107
2	Kearny Financial Corp.*	25
6	Kemper Corp.	233
8	Kennedy-Wilson Holdings, Inc.	202
111	KeyCorp	1,462
10	Kilroy Realty Corp. (REIT)	575
49	Kimco Realty Corp. (REIT)	1,091
16	Kite Realty Group Trust (REIT)	99
12	Ladenburg Thalmann Financial Services, Inc.*	33

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4	Lakeland Bancorp, Inc.	$45
2	Lakeland Financial Corp.	76
13	LaSalle Hotel Properties (REIT)	407
15	Lazard Ltd., Class A	675
1	LCNB Corp.	18
13	Legg Mason, Inc.	597
36	Leucadia National Corp.	1,006
22	Lexington Realty Trust (REIT)	251
16	Liberty Property Trust (REIT)	612
32	Lincoln National Corp.	1,604
37	Loews Corp.	1,609
6	LPL Financial Holdings, Inc.	322
4	LTC Properties, Inc. (REIT)	151
16	M&T Bank Corp.	1,865
3	Macatawa Bank Corp.*	16
17	Macerich Co. (The) (REIT)	1,022
11	Mack-Cali Realty Corp. (REIT)	245
6	Maiden Holdings Ltd.	67
5	Main Street Capital Corp.	176
2	MainSource Financial Group, Inc.	35
2	Manning & Napier, Inc.	29
1	Marcus & Millichap, Inc.*	17
2	Markel Corp.*	1,156
5	MarketAxess Holdings, Inc.	295
1	Marlin Business Services Corp.	22
66	Marsh & McLennan Cos., Inc.	3,179
7	MB Financial, Inc.	214
17	MBIA, Inc.*	230
9	MCG Capital Corp.	40
33	McGraw Hill Financial, Inc.	2,629
6	Meadowbrook Insurance Group, Inc.	32
3	Medallion Financial Corp.	44
19	Medical Properties Trust, Inc. (REIT)	251
6	Medley Capital Corp.	84
1	Mercantile Bank Corp.	20
1	Merchants Bancshares, Inc./VT	33
3	Mercury General Corp.	136
1	Meridian Interstate Bancorp, Inc.*	24
1	Meta Financial Group, Inc.	43
108	MetLife, Inc.	5,472
2	Metro Bancorp, Inc.*	39
43	MFA Financial, Inc. (REIT)	338
39	MGIC Investment Corp.*	349
9	Mid-America Apartment Communities, Inc. (REIT)	609
1	Middleburg Financial Corp.	18
1	MidSouth Bancorp, Inc.	18
1	MidWestOne Financial Group, Inc.	26
5	Monmouth Real Estate Investment Corp., Class A (REIT)	48
5	Montpelier Re Holdings Ltd.	143
23	Moody’s Corp.	1,817
183	Morgan Stanley	5,636
15	MSCI, Inc.*	656
3	MVC Capital, Inc.	44
1	NASB Financial, Inc.	25
13	NASDAQ OMX Group, Inc. (The)	499
5	National Bank Holdings Corp., Class A	98
1	National Bankshares, Inc.	36
4	National Health Investors, Inc. (REIT)	247
1	National Interstate Corp.	30
14	National Penn Bancshares, Inc.	151
14	National Retail Properties, Inc. (REIT)	502
3	Nationstar Mortgage Holdings, Inc.*	87
1	Navigators Group, Inc. (The)*	61
5	NBT Bancorp, Inc.	117
3	Nelnet, Inc., Class A	120
6	New Mountain Finance Corp.	90
30	New Residential Investment Corp. (REIT)	192
53	New York Community Bancorp, Inc.	847
9	New York Mortgage Trust, Inc. (REIT)	70
3	NewBridge Bancorp*	22
3	NewStar Financial, Inc.*	46
3	NGP Capital Resources Co.	23
1	Nicholas Financial, Inc.	16
29	Northern Trust Corp.	1,794
7	Northfield Bancorp, Inc.	89
1	Northrim BanCorp, Inc.	25
37	NorthStar Realty Finance Corp. (REIT)	574
11	Northwest Bancshares, Inc.	158
2	OceanFirst Financial Corp.	38
12	Ocwen Financial Corp.*	449
5	OFG Bancorp	80
12	Old National Bancorp/IN	168
31	Old Republic International Corp.	482
15	Omega Healthcare Investors, Inc. (REIT)	479
1	OmniAmerican Bancorp, Inc.	22
1	One Liberty Properties, Inc. (REIT)	22
3	OneBeacon Insurance Group Ltd., Class A	49
1	Oppenheimer Holdings, Inc., Class A	27
5	Oritani Financial Corp.	78
2	Pacific Continental Corp.	29
2	Pacific Premier Bancorp, Inc.*	32
5	PacWest Bancorp	217
1	Palmetto Bancshares, Inc.*	13
1	Park National Corp.	78
5	Park Sterling Corp.	33
7	Parkway Properties, Inc./MD (REIT)	129
7	PartnerRe Ltd.	692
1	Peapack Gladstone Financial Corp.	19
7	Pebblebrook Hotel Trust (REIT)	233
2	PennantPark Floating Rate Capital Ltd.	28
8	PennantPark Investment Corp.	92
1	Penns Woods Bancorp, Inc.	46
8	Pennsylvania Real Estate Investment Trust (REIT)	150
2	PennyMac Financial Services, Inc., Class A*	35
8	PennyMac Mortgage Investment Trust (REIT)	195
1	Peoples Bancorp, Inc./OH	24
37	People’s United Financial, Inc.	524
7	PHH Corp.*	182
1	Phoenix Cos., Inc. (The)*	51
2	Physicians Realty Trust (REIT)	27
3	PICO Holdings, Inc.*	75
19	Piedmont Office Realty Trust, Inc., Class A (REIT)	328
4	Pinnacle Financial Partners, Inc.	144
2	Piper Jaffray Cos.*	84
4	Platinum Underwriters Holdings Ltd.	235
21	Plum Creek Timber Co., Inc. (REIT)	909
64	PNC Financial Services Group, Inc. (The)	5,234
12	Popular, Inc.*	343
6	Portfolio Recovery Associates, Inc.*	325
7	Post Properties, Inc. (REIT)	340
5	Potlatch Corp. (REIT)	198
1	Preferred Bank/CA*	24

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
7	Primerica, Inc.	$314
35	Principal Financial Group, Inc.	1,587
8	PrivateBancorp, Inc.	231
7	ProAssurance Corp.	318
73	Progressive Corp. (The)	1,788
60	Prologis, Inc. (REIT)	2,471
38	Prospect Capital Corp.	420
7	Prosperity Bancshares, Inc.	443
9	Protective Life Corp.	469
1	Provident Financial Holdings, Inc.	15
7	Provident Financial Services, Inc.	130
56	Prudential Financial, Inc.	4,736
2	PS Business Parks, Inc. (REIT)	168
17	Public Storage (REIT)	2,873
1	Pzena Investment Management, Inc., Class A	12
2	QTS Realty Trust, Inc., Class A (REIT)	51
21	Radian Group, Inc.	327
10	RAIT Financial Trust (REIT)	83
8	Ramco-Gershenson Properties Trust (REIT)	134
15	Raymond James Financial, Inc.	792
15	Rayonier, Inc. (REIT)	706
1	RE/MAX Holdings, Inc., Class A*	31
14	Realogy Holdings Corp.*	664
25	Realty Income Corp. (REIT)	1,111
10	Redwood Trust, Inc. (REIT)	201
11	Regency Centers Corp. (REIT)	558
1	Regional Management Corp.*	30
170	Regions Financial Corp.	1,809
9	Reinsurance Group of America, Inc.	693
5	RenaissanceRe Holdings Ltd.	478
4	Renasant Corp.	116
1	Republic Bancorp, Inc./KY, Class A	24
1	Resource America, Inc., Class A	9
15	Resource Capital Corp. (REIT)	87
9	Retail Opportunity Investments Corp. (REIT)	133
16	Retail Properties of America, Inc., Class A (REIT)	223
2	Rexford Industrial Realty, Inc. (REIT)	28
5	RLI Corp.	216
15	RLJ Lodging Trust (REIT)	390
3	Rockville Financial, Inc.	40
3	Rouse Properties, Inc. (REIT)	56
5	Ryman Hospitality Properties, Inc. (REIT)	211
4	S&T Bancorp, Inc.	92
2	S.Y. Bancorp, Inc.	60
4	Sabra Health Care REIT, Inc. (REIT)	114
3	Safeguard Scientifics, Inc.*	59
2	Safety Insurance Group, Inc.	112
3	Sandy Spring Bancorp, Inc.	71
1	Saul Centers, Inc. (REIT)	46
2	Seacoast Banking Corp. of Florida*	22
17	SEI Investments Co.	571
3	Select Income REIT (REIT)	87
7	Selective Insurance Group, Inc.	161
23	Senior Housing Properties Trust (REIT)	513
1	Sierra Bancorp	16
6	Signature Bank/NY*	786
2	Silver Bay Realty Trust Corp. (REIT)	31
1	Silvercrest Asset Management Group, Inc., Class A	17
2	Simmons First National Corp., Class A	71
37	Simon Property Group, Inc. (REIT)	5,968
11	SL Green Realty Corp. (REIT)	1,093
53	SLM Corp.	1,269
5	Solar Capital Ltd.	111
1	Solar Senior Capital Ltd.	18
2	Southside Bancshares, Inc.	59
2	Southwest Bancorp, Inc./OK	35
4	Sovran Self Storage, Inc. (REIT)	296
45	Spirit Realty Capital, Inc. (REIT)	491
3	Springleaf Holdings, Inc.*	85
8	St. Joe Co. (The)*	155
5	STAG Industrial, Inc. (REIT)	117
5	StanCorp Financial Group, Inc.	331
23	Starwood Property Trust, Inc. (REIT)	552
5	Starwood Waypoint Residential Trust (REIT)*	136
2	State Auto Financial Corp.	40
4	State Bank Financial Corp.	68
52	State Street Corp.	3,415
10	Sterling Bancorp/DE	128
4	Sterling Financial Corp./WA	127
3	Stewart Information Services Corp.	111
8	Stifel Financial Corp.*	385
1	Stonegate Mortgage Corp.*	15
22	Strategic Hotels & Resorts, Inc. (REIT)*	220
1	Suffolk Bancorp*	20
10	Summit Hotel Properties, Inc. (REIT)	92
5	Sun Bancorp, Inc./NJ*	17
4	Sun Communities, Inc. (REIT)	184
22	Sunstone Hotel Investors, Inc. (REIT)	297
65	SunTrust Banks, Inc.	2,449
22	Susquehanna Bancshares, Inc.	241
5	SVB Financial Group*	630
3	SWS Group, Inc.*	24
10	Symetra Financial Corp.	197
118	Synovus Financial Corp.	411
31	T. Rowe Price Group, Inc.	2,516
11	Tanger Factory Outlet Centers, Inc. (REIT)	377
8	Taubman Centers, Inc. (REIT)	564
2	Taylor Capital Group, Inc.*	47
20	TCF Financial Corp.	322
4	TCP Capital Corp.	71
28	TD Ameritrade Holding Corp.	936
2	Tejon Ranch Co.*	71
3	Terreno Realty Corp. (REIT)	56
1	Territorial Bancorp, Inc.	22
5	Texas Capital Bancshares, Inc.*	315
9	TFS Financial Corp.*	106
3	Third Point Reinsurance Ltd.*	45
4	THL Credit, Inc.	63
6	TICC Capital Corp.	62
2	Tompkins Financial Corp.	97
11	Torchmark Corp.	853
7	Tower Group International Ltd.	19
3	TowneBank/VA	45
43	Travelers Cos., Inc. (The)	3,605
1	Tree.com, Inc.*	34
3	Triangle Capital Corp.	84
2	Trico Bancshares	50
1	Tristate Capital Holdings, Inc.*	14
11	TrustCo Bank Corp./NY	74
8	Trustmark Corp.	193
44	Two Harbors Investment Corp. (REIT)	457
222	U.S. Bancorp/MN	9,133
30	UDR, Inc. (REIT)	774
4	UMB Financial Corp.	249

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2	UMH Properties, Inc. (REIT)	$19
13	Umpqua Holdings Corp.	231
5	Union First Market Bankshares Corp.	127
8	United Bankshares, Inc./WV	235
5	United Community Banks, Inc./GA*	83
6	United Community Financial Corp./OH*	22
2	United Financial Bancorp, Inc.	35
2	United Fire Group, Inc.	58
1	Universal Health Realty Income Trust (REIT)	43
3	Universal Insurance Holdings, Inc.	40
2	Univest Corp. of Pennsylvania	39
32	Unum Group	1,113
3	Urstadt Biddle Properties, Inc., Class A (REIT)	59
11	Validus Holdings Ltd.	405
24	Valley National Bancorp	242
1	VantageSouth Bancshares, Inc.*	6
35	Ventas, Inc. (REIT)	2,185
5	ViewPoint Financial Group, Inc.	125
1	Virtus Investment Partners, Inc.*	185
22	Vornado Realty Trust (REIT)	2,118
13	W. R. Berkley Corp.	536
10	Waddell & Reed Financial, Inc., Class A	697
2	Walker & Dunlop, Inc.*	34
4	Walter Investment Management Corp.*	102
2	Washington Banking Co.	37
13	Washington Federal, Inc.	291
8	Washington Real Estate Investment Trust (REIT)	201
2	Washington Trust Bancorp, Inc.	70
1	Waterstone Financial, Inc.*	11
11	Webster Financial Corp.	341
15	Weingarten Realty Investors (REIT)	458
581	Wells Fargo & Co.	26,970
3	WesBanco, Inc.	89
2	West Bancorp., Inc.	30
3	Westamerica Bancorp.	151
9	Western Alliance Bancorp.*	208
3	Western Asset Mortgage Capital Corp. (REIT)	49
2	Westfield Financial, Inc.	15
1	Westwood Holdings Group, Inc.	57
70	Weyerhaeuser Co. (REIT)	2,066
1	White Mountains Insurance Group Ltd.	580
1	WhiteHorse Finance, Inc.	15
3	Whitestone REIT (REIT)	43
8	Wilshire Bancorp, Inc.	81
4	Winthrop Realty Trust (REIT)	47
5	Wintrust Financial Corp.	231
12	WisdomTree Investments, Inc.*	187
1	World Acceptance Corp.*	96
7	WP Carey, Inc. (REIT)	445
1	WSFS Financial Corp.	71
35	XL Group PLC	1,064
2	Yadkin Financial Corp.*	38
1	ZAIS Financial Corp. (REIT)	17
22	Zions Bancorp.	686
		434,665
	Health Care — 7.9%

3	Abaxis, Inc.*	114
187	Abbott Laboratories	7,439
190	AbbVie, Inc.	9,673
5	Abiomed, Inc.*	141
4	Acadia Healthcare Co., Inc.*	198
8	ACADIA Pharmaceuticals, Inc.*	226
1	Accelerate Diagnostics, Inc.*	15
1	Acceleron Pharma, Inc.*	47
7	Accretive Health, Inc.*	58
9	Accuray, Inc.*	84
3	AcelRx Pharmaceuticals, Inc.*	34
12	Achillion Pharmaceuticals, Inc.*	42
5	Acorda Therapeutics, Inc.*	183
21	Actavis PLC*	4,637
1	Addus HomeCare Corp.*	29
3	Aegerion Pharmaceuticals, Inc.*	164
1	Aerie Pharmaceuticals, Inc.*	23
45	Aetna, Inc.	3,272
9	Affymetrix, Inc.*	70
42	Agilent Technologies, Inc.	2,391
1	Agios Pharmaceuticals, Inc.*	31
5	Air Methods Corp.*	270
7	Akorn, Inc.*	181
3	Albany Molecular Research, Inc.*	47
10	Alere, Inc.*	367
23	Alexion Pharmaceuticals, Inc.*	4,066
9	Align Technology, Inc.*	471
2	Alimera Sciences, Inc.*	13
16	Alkermes PLC*	779
36	Allergan, Inc.	4,572
1	Alliance HealthCare Services, Inc.*	30
21	Allscripts Healthcare Solutions, Inc.*	390
1	Almost Family, Inc.*	27
7	Alnylam Pharmaceuticals, Inc.*	569
7	Alphatec Holdings, Inc.*	10
3	AMAG Pharmaceuticals, Inc.*	62
4	Amedisys, Inc.*	68
28	AmerisourceBergen Corp.	1,900
90	Amgen, Inc.	11,162
4	Amicus Therapeutics, Inc.*	10
6	AMN Healthcare Services, Inc.*	84
4	Ampio Pharmaceuticals, Inc.*	29
4	Amsurg Corp.*	175
3	Anacor Pharmaceuticals, Inc.*	57
1	Analogic Corp.	94
3	AngioDynamics, Inc.*	46
1	Anika Therapeutics, Inc.*	39
14	Antares Pharma, Inc.*	62
1	Aratana Therapeutics, Inc.*	23
26	Arena Pharmaceuticals, Inc.*	169
22	ARIAD Pharmaceuticals, Inc.*	191
7	Arqule, Inc.*	16
15	Array BioPharma, Inc.*	72
3	ArthroCare Corp.*	145
4	athenahealth, Inc.*	776
3	AtriCure, Inc.*	62
6	Auxilium Pharmaceuticals, Inc.*	185
17	AVANIR Pharmaceuticals, Inc., Class A*	71
6	AVEO Pharmaceuticals, Inc.*	11
65	Baxter International, Inc.	4,518
23	Becton, Dickinson and Co.	2,650
1	BIND Therapeutics, Inc.*	14
4	BioDelivery Sciences International, Inc.*	38
29	Biogen Idec, Inc.*	9,880
4	Biolase, Inc.*	12
17	BioMarin Pharmaceutical, Inc.*	1,377
2	Bio-Rad Laboratories, Inc., Class A*	259
3	Bio-Reference Labs, Inc.*	76
7	BioScrip, Inc.*	50

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4	BioTime, Inc.*	$14
1	Bluebird Bio, Inc.*	26
162	Boston Scientific Corp.*	2,122
198	Bristol-Myers Squibb Co.	10,646
12	Brookdale Senior Living, Inc.*	402
13	Bruker Corp.*	296
10	C.R. Bard, Inc.	1,442
7	Cadence Pharmaceuticals, Inc.*	98
4	Cambrex Corp.*	80
4	Cantel Medical Corp.	129
3	Capital Senior Living Corp.*	76
41	Cardinal Health, Inc.	2,933
3	Cardiovascular Systems, Inc.*	105
25	CareFusion Corp.*	1,013
25	Catamaran Corp.*	1,127
50	Celgene Corp.*	8,038
16	Cell Therapeutics, Inc.*	62
11	Celldex Therapeutics, Inc.*	321
2	Cempra, Inc.*	23
7	Centene Corp.*	446
8	Cepheid, Inc.*	429
36	Cerner Corp.*	2,209
8	Cerus Corp.*	52
6	Charles River Laboratories International, Inc.*	356
9	Chelsea Therapeutics International Ltd.*	51
2	Chemed Corp.	169
3	ChemoCentryx, Inc.*	23
1	Chimerix, Inc.*	20
2	Chindex International, Inc.*	39
34	Cigna Corp.	2,706
2	Clovis Oncology, Inc.*	159
14	Community Health Systems, Inc.*	581
1	Computer Programs & Systems, Inc.	68
1	Conatus Pharmaceuticals, Inc.*	11
3	CONMED Corp.	140
6	Cooper Cos., Inc. (The)	769
6	Corcept Therapeutics, Inc.*	20
3	Coronado Biosciences, Inc.*	9
1	Corvel Corp.*	46
7	Covance, Inc.*	725
57	Covidien PLC	4,101
3	Cross Country Healthcare, Inc.*	31
3	CryoLife, Inc.	30
8	Cubist Pharmaceuticals, Inc.*	636
10	Curis, Inc.*	31
2	Cutera, Inc.*	21
3	Cyberonics, Inc.*	205
2	Cynosure, Inc., Class A*	62
4	Cytokinetics, Inc.*	39
8	Cytori Therapeutics, Inc.*	25
22	DaVita HealthCare Partners, Inc.*	1,512
19	Dendreon Corp.*	55
17	DENTSPLY International, Inc.	771
7	Depomed, Inc.*	84
2	Derma Sciences, Inc.*	29
9	DexCom, Inc.*	406
2	Durata Therapeutics, Inc.*	27
15	Dyax Corp.*	145
32	Dynavax Technologies Corp.*	60
14	Edwards Lifesciences Corp.*	977
119	Eli Lilly & Co.	7,094
3	Emergent Biosolutions, Inc.*	74
5	Emeritus Corp.*	158
16	Endo Health Solutions, Inc.*	1,277
4	Endocyte, Inc.*	53
8	Endologix, Inc.*	108
2	Ensign Group, Inc. (The)	79
6	Envision Healthcare Holdings, Inc.*	202
5	Enzon Pharmaceuticals, Inc.	5
1	Epizyme, Inc.*	30
1	Esperion Therapeutics, Inc.*	16
8	Exact Sciences Corp.*	108
1	Exactech, Inc.*	23
4	ExamWorks Group, Inc.*	146
23	Exelixis, Inc.*	162
93	Express Scripts Holding Co.*	7,004
3	Fibrocell Science, Inc.*	17
1	Five Prime Therapeutics, Inc.*	14
5	Five Star Quality Care, Inc.*	29
3	Fluidigm Corp.*	141
32	Forest Laboratories, Inc.*	3,122
1	Foundation Medicine, Inc.*	36
1	Furiex Pharmaceuticals, Inc.*	93
12	Galena Biopharma, Inc.*	47
4	GenMark Diagnostics, Inc.*	50
2	Genomic Health, Inc.*	53
4	Gentiva Health Services, Inc.*	43
19	Geron Corp.*	90
183	Gilead Sciences, Inc.*	15,151
7	Globus Medical, Inc., Class A*	166
3	Greatbatch, Inc.*	130
3	GTx, Inc.*	5
6	Haemonetics Corp.*	219
12	Halozyme Therapeutics, Inc.*	169
4	Hanger, Inc.*	142
1	Harvard Apparatus Regenerative Technology, Inc.*	5
3	Harvard Bioscience, Inc.*	15
32	HCA Holdings, Inc.*	1,638
10	Health Net, Inc.*	341
10	HealthSouth Corp.	327
2	HealthStream, Inc.*	58
4	Healthways, Inc.*	60
2	HeartWare International, Inc.*	192
10	Henry Schein, Inc.*	1,190
7	Hill-Rom Holdings, Inc.	265
1	Hi-Tech Pharmacal Co., Inc.*	43
11	HMS Holdings Corp.*	225
32	Hologic, Inc.*	697
6	Horizon Pharma, Inc.*	73
20	Hospira, Inc.*	866
19	Humana, Inc.	2,137
1	Hyperion Therapeutics, Inc.*	31
2	ICU Medical, Inc.*	116
14	Idenix Pharmaceuticals, Inc.*	95
7	IDEXX Laboratories, Inc.*	881
15	Illumina, Inc.*	2,572
10	ImmunoGen, Inc.*	164
9	Immunomedics, Inc.*	43
8	Impax Laboratories, Inc.*	206
12	Incyte Corp.*	771
6	Infinity Pharmaceuticals, Inc.*	94
4	Insmed, Inc.*	80
6	Insulet Corp.*	284
1	Insys Therapeutics, Inc.*	67
3	Integra LifeSciences Holdings Corp.*	141
1	Intercept Pharmaceuticals, Inc.*	411
11	InterMune, Inc.*	330
1	Intrexon Corp.*	26
5	Intuitive Surgical, Inc.*	2,224
4	Invacare Corp.	79

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2	IPC The Hospitalist Co., Inc.*	$103
13	Ironwood Pharmaceuticals, Inc.*	189
14	Isis Pharmaceuticals, Inc.*	714
6	Jazz Pharmaceuticals PLC*	912
338	Johnson & Johnson	31,137
1	KaloBios Pharmaceuticals, Inc.*	3
1	Karyopharm Therapeutics, Inc.*	40
11	Keryx Biopharmaceuticals, Inc.*	177
6	Kindred Healthcare, Inc.	130
1	KYTHERA Biopharmaceuticals, Inc.*	50
11	Laboratory Corp. of America Holdings*	1,029
1	Landauer, Inc.	48
2	Lannett Co., Inc.*	86
1	LDR Holding Corp.*	31
27	Lexicon Pharmaceuticals, Inc.*	48
1	LHC Group, Inc.*	24
6	LifePoint Hospitals, Inc.*	326
2	Ligand Pharmaceuticals, Inc.*	140
4	Luminex Corp.*	74
1	MacroGenics, Inc.*	35
3	Magellan Health Services, Inc.*	183
7	Mallinckrodt PLC*	474
18	MannKind Corp.*	111
6	Masimo Corp.*	153
27	McKesson Corp.	4,780
7	MedAssets, Inc.*	170
2	Medical Action Industries, Inc.*	15
8	Medicines Co. (The)*	244
6	Medidata Solutions, Inc.*	385
9	Medivation, Inc.*	647
12	MEDNAX, Inc.*	730
122	Medtronic, Inc.	7,230
1	MEI Pharma, Inc.*	9
363	Merck & Co., Inc.	20,687
8	Merge Healthcare, Inc.*	20
5	Meridian Bioscience, Inc.	104
5	Merit Medical Systems, Inc.*	75
12	Merrimack Pharmaceuticals, Inc.*	60
4	Mettler-Toledo International, Inc.*	983
11	MiMedx Group, Inc.*	79
3	Molina Healthcare, Inc.*	113
6	Momenta Pharmaceuticals, Inc.*	89
2	MWI Veterinary Supply, Inc.*	326
46	Mylan, Inc.*	2,556
9	Myriad Genetics, Inc.*	326
7	Nanosphere, Inc.*	17
1	National Healthcare Corp.	52
1	National Research Corp., Class A*	18
4	Natus Medical, Inc.*	100
14	Navidea Biopharmaceuticals, Inc.*	26
15	Nektar Therapeutics*	192
4	Neogen Corp.*	173
4	NeoGenomics, Inc.*	14
8	Neurocrine Biosciences, Inc.*	141
2	NewLink Genetics Corp.*	88
22	Novavax, Inc.*	141
12	NPS Pharmaceuticals, Inc.*	420
5	NuVasive, Inc.*	184
7	NxStage Medical, Inc.*	97
4	Omeros Corp.*	53
13	Omnicare, Inc.	766
4	Omnicell, Inc.*	115
2	OncoGenex Pharmaceutical, Inc.*	22
1	OncoMed Pharmaceuticals, Inc.*	35
1	Onconova Therapeutics, Inc.*	9
1	Ophthotech Corp.*	34
23	Opko Health, Inc.*	219
7	OraSure Technologies, Inc.*	49
12	Orexigen Therapeutics, Inc.*	83
2	Orthofix International N.V.*	44
2	Osiris Therapeutics, Inc.*	31
1	OvaScience, Inc.*	11
8	Owens & Minor, Inc.	278
1	Oxford Immunotec Global PLC*	22
6	Pacific Biosciences of California, Inc.*	40
3	Pacira Pharmaceuticals, Inc.*	235
7	PAREXEL International Corp.*	375
11	Patterson Cos., Inc.	453
17	PDL BioPharma, Inc.	146
19	Peregrine Pharmaceuticals, Inc.*	34
13	PerkinElmer, Inc.	589
2	Pernix Therapeutics Holdings*	7
15	Perrigo Co. PLC	2,467
804	Pfizer, Inc.	25,816
7	Pharmacyclics, Inc.*	971
4	PharMerica Corp.*	96
2	PhotoMedex, Inc.*	29
1	Portola Pharmaceuticals, Inc.*	24
3	Pozen, Inc.*	24
4	Premier, Inc., Class A*	134
8	Progenics Pharmaceuticals, Inc.*	37
2	Prothena Corp. PLC*	72
1	Providence Service Corp. (The)*	27
1	PTC Therapeutics, Inc.*	31
3	Puma Biotechnology, Inc.*	349
28	QIAGEN N.V.*	623
5	Quality Systems, Inc.	87
17	Quest Diagnostics, Inc.	901
6	Questcor Pharmaceuticals, Inc.	365
3	Quidel Corp.*	84
3	Quintiles Transnational Holdings, Inc.*	162
7	Raptor Pharmaceutical Corp.*	111
1	Receptos, Inc.*	46
10	Regeneron Pharmaceuticals, Inc.*	3,325
1	Regulus Therapeutics, Inc.*	11
1	Relypsa, Inc.*	39
4	Repligen Corp.*	60
3	Repros Therapeutics, Inc.*	59
17	ResMed, Inc.	748
10	Rigel Pharmaceuticals, Inc.*	34
5	Rockwell Medical, Inc.*	63
7	RTI Surgical, Inc.*	26
2	Sagent Pharmaceuticals, Inc.*	42
7	Salix Pharmaceuticals Ltd.*	755
7	Sangamo BioSciences, Inc.*	127
5	Sarepta Therapeutics, Inc.*	145
7	Sciclone Pharmaceuticals, Inc.*	33
12	Seattle Genetics, Inc.*	631
6	Select Medical Holdings Corp.	67
14	Sequenom, Inc.*	33
4	SIGA Technologies, Inc.*	13
7	Sirona Dental Systems, Inc.*	493
2	Skilled Healthcare Group, Inc., Class A*	10
5	Spectranetics Corp. (The)*	150
8	Spectrum Pharmaceuticals, Inc.*	67
34	St. Jude Medical, Inc.	2,289
4	Staar Surgical Co.*	57
1	Stemline Therapeutics, Inc.*	26
7	STERIS Corp.	323
40	Stryker Corp.	3,210
2	Sucampo Pharmaceuticals, Inc., Class A*	18

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4	Sunesis Pharmaceuticals, Inc.*	$26
2	Supernus Pharmaceuticals, Inc.*	20
1	Surgical Care Affiliates, Inc.*	30
2	SurModics, Inc.*	50
4	Symmetry Medical, Inc.*	42
2	Synageva BioPharma Corp.*	229
10	Synergy Pharmaceuticals, Inc.*	61
6	Synta Pharmaceuticals Corp.*	37
1	Tandem Diabetes Care, Inc.*	26
3	Targacept, Inc.*	15
8	Team Health Holdings, Inc.*	360
3	TearLab Corp.*	24
4	Techne Corp.	355
5	Teleflex, Inc.	510
12	Tenet Healthcare Corp.*	529
2	TESARO, Inc.*	66
2	Tetraphase Pharmaceuticals, Inc.*	27
2	TG Therapeutics, Inc.*	13
10	TherapeuticsMD, Inc.*	69
9	Theravance, Inc.*	333
47	Thermo Fisher Scientific, Inc.	5,853
7	Thoratec Corp.*	260
6	Threshold Pharmaceuticals, Inc.*	30
3	Tornier N.V.*	58
3	Triple-S Management Corp., Class B*	50
1	U.S. Physical Therapy, Inc.	33
12	Unilife Corp.*	56
6	United Therapeutics Corp.*	609
123	UnitedHealth Group, Inc.	9,504
5	Universal American Corp.	37
11	Universal Health Services, Inc., Class B	883
4	Vanda Pharmaceuticals, Inc.*	61
13	Varian Medical Systems, Inc.*	1,090
2	Vascular Solutions, Inc.*	52
11	VCA Antech, Inc.*	341
2	Veeva Systems, Inc., Class A*	71
1	Veracyte, Inc.*	16
2	Verastem, Inc.*	27
28	Vertex Pharmaceuticals, Inc.*	2,264
9	Vical, Inc.*	14
12	Vivus, Inc.*	72
3	Vocera Communications, Inc.*	51
7	Volcano Corp.*	150
10	Waters Corp.*	1,114
5	WellCare Health Plans, Inc.*	309
34	WellPoint, Inc.	3,080
8	West Pharmaceutical Services, Inc.	365
5	Wright Medical Group, Inc.*	159
7	XenoPort, Inc.*	44
9	XOMA Corp.*	75
2	ZELTIQ Aesthetics, Inc.*	38
20	Zimmer Holdings, Inc.	1,877
10	ZIOPHARM Oncology, Inc.*	43
60	Zoetis, Inc.	1,861
12	Zogenix, Inc.*	52
		335,166
	Industrials — 6.9%

83	3M Co.	11,183
9	A. O. Smith Corp.	447
3	AAON, Inc.	90
5	AAR Corp.	144
7	ABM Industries, Inc.	198
6	Acacia Research Corp.	92
14	ACCO Brands Corp.*	83
5	Accuride Corp.*	22
3	Aceto Corp.	55
3	Acorn Energy, Inc.*	10
9	Actuant Corp., Class A	316
5	Acuity Brands, Inc.	705
22	ADT Corp. (The)	676
4	Advisory Board Co. (The)*	256
12	AECOM Technology Corp.*	383
5	Aegion Corp.*	116
2	Aerovironment, Inc.*	62
12	AGCO Corp.	630
8	Air Lease Corp.	296
6	Air Transport Services Group, Inc.*	38
8	Aircastle Ltd.	158
1	Alamo Group, Inc.	53
8	Alaska Air Group, Inc.	693
3	Albany International Corp., Class A	108
2	Allegiant Travel Co.	199
12	Allegion PLC*	652
4	Alliant Techsystems, Inc.	539
3	Altra Industrial Motion Corp.	106
1	AMERCO	233
2	Ameresco, Inc., Class A*	21
24	American Airlines Group, Inc.*	886
1	American Railcar Industries, Inc.	69
1	American Science & Engineering, Inc.	66
6	American Superconductor Corp.*	11
1	American Woodmark Corp.*	32
29	AMETEK, Inc.	1,544
1	Ampco-Pittsburgh Corp.	20
4	API Technologies Corp.*	11
3	Apogee Enterprises, Inc.	103
5	Applied Industrial Technologies, Inc.	255
5	ARC Document Solutions, Inc.*	39
2	Argan, Inc.	57
3	Arkansas Best Corp.	100
3	Armstrong World Industries, Inc.*	165
2	Astec Industries, Inc.	80
2	Astronics Corp.*	134
3	Atlas Air Worldwide Holdings, Inc.*	90
13	Avis Budget Group, Inc.*	611
3	AZZ, Inc.	133
12	B/E Aerospace, Inc.*	1,011
13	Babcock & Wilcox Co. (The)	428
6	Barnes Group, Inc.	231
1	Barrett Business Services, Inc.	70
6	Beacon Roofing Supply, Inc.*	227
6	Blount International, Inc.*	73
4	BlueLinx Holdings, Inc.*	6
91	Boeing Co. (The)	11,732
6	Brady Corp., Class A	160
6	Briggs & Stratton Corp.	137
6	Brink’s Co. (The)	182
5	Builders FirstSource, Inc.*	43
18	C.H. Robinson Worldwide, Inc.	933
2	CAI International, Inc.*	49
37	Capstone Turbine Corp.*	66
8	Carlisle Cos., Inc.	635
5	Casella Waste Systems, Inc., Class A*	27
79	Caterpillar, Inc.	7,661
4	CBIZ, Inc.*	37
2	CDI Corp.	37
2	Ceco Environmental Corp.	32
2	Celadon Group, Inc.	45
6	Cenveo, Inc.*	20
4	Chart Industries, Inc.*	334
12	Chicago Bridge & Iron Co. N.V.	1,010

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
12	Cintas Corp.	$728
2	CIRCOR International, Inc.	143
6	CLARCOR, Inc.	348
7	Clean Harbors, Inc.*	331
13	Colfax Corp.*	925
2	Columbus McKinnon Corp.*	51
4	Comfort Systems USA, Inc.	66
3	Commercial Vehicle Group, Inc.*	27
7	Con-way, Inc.	267
4	Copa Holdings S.A., Class A	542
13	Copart, Inc.*	474
4	Corporate Executive Board Co. (The)	299
1	Courier Corp.	16
13	Covanta Holding Corp.	234
1	CRA International, Inc.*	23
6	Crane Co.	429
123	CSX Corp.	3,408
2	Cubic Corp.	104
23	Cummins, Inc.	3,356
6	Curtiss-Wright Corp.	409
72	Danaher Corp.	5,507
47	Deere & Co.	4,039
103	Delta Air Lines, Inc.	3,421
6	Deluxe Corp.	303
9	DigitalGlobe, Inc.*	280
18	Donaldson Co., Inc.	771
3	Douglas Dynamics, Inc.	49
21	Dover Corp.	1,980
1	Ducommun, Inc.*	28
5	Dun & Bradstreet Corp. (The)	496
1	DXP Enterprises, Inc.*	102
4	Dycom Industries, Inc.*	116
2	Dynamic Materials Corp.	42
57	Eaton Corp. PLC	4,258
2	Echo Global Logistics, Inc.*	32
8	EMCOR Group, Inc.	374
86	Emerson Electric Co.	5,612
2	Encore Wire Corp.	105
5	Energy Recovery, Inc.*	22
3	EnerNOC, Inc.*	65
6	EnerSys, Inc.	426
2	Engility Holdings, Inc.*	83
3	Ennis, Inc.	47
2	Enphase Energy, Inc.*	16
3	EnPro Industries, Inc.*	215
14	Equifax, Inc.	981
3	ESCO Technologies, Inc.	108
4	Esterline Technologies Corp.*	431
23	Exelis, Inc.	470
1	ExOne Co. (The)*	46
25	Expeditors International of Washington, Inc.	988
2	Exponent, Inc.	142
36	Fastenal Co.	1,699
8	Federal Signal Corp.*	103
38	FedEx Corp.	5,067
17	Flowserve Corp.	1,381
20	Fluor Corp.	1,554
20	Fortune Brands Home & Security, Inc.	935
4	Forward Air Corp.	173
1	Franklin Covey Co.*	21
6	Franklin Electric Co., Inc.	262
1	FreightCar America, Inc.	26
5	FTI Consulting, Inc.*	146
22	FuelCell Energy, Inc.*	43
4	Furmanite Corp.*	47
2	G&K Services, Inc., Class A	125
6	GATX Corp.	389
7	GenCorp, Inc.*	130
6	Generac Holdings, Inc.	342
6	General Cable Corp.	185
36	General Dynamics Corp.	3,943
1,244	General Electric Co.	31,685
5	Genesee & Wyoming, Inc., Class A*	495
4	Gibraltar Industries, Inc.*	74
1	Global Brass & Copper Holdings, Inc.	17
2	Global Power Equipment Group, Inc.	37
2	Gorman-Rupp Co. (The)	63
2	GP Strategies Corp.*	58
7	Graco, Inc.	546
14	GrafTech International Ltd.*	136
1	Graham Corp.	35
5	Granite Construction, Inc.	184
7	Great Lakes Dredge & Dock Corp.*	58
3	Greenbrier Cos., Inc. (The)*	126
5	Griffon Corp.	62
4	H&E Equipment Services, Inc.*	131
1	Hardinge, Inc.	15
10	Harsco Corp.	251
6	Hawaiian Holdings, Inc.*	72
7	HD Supply Holdings, Inc.*	163
8	Healthcare Services Group, Inc.	215
6	Heartland Express, Inc.	122
8	HEICO Corp.	498
2	Heidrick & Struggles International, Inc.	37
1	Heritage-Crystal Clean, Inc.*	18
7	Herman Miller, Inc.	197
42	Hertz Global Holdings, Inc.*	1,176
12	Hexcel Corp.*	540
5	HNI Corp.	178
95	Honeywell International, Inc.	8,972
2	Houston Wire & Cable Co.	28
4	Hub Group, Inc., Class A*	156
7	Hubbell, Inc., Class B	837
6	Huntington Ingalls Industries, Inc.	608
1	Hurco Cos., Inc.	25
3	Huron Consulting Group, Inc.*	199
1	Hyster-Yale Materials Handling, Inc.	101
2	ICF International, Inc.*	81
10	IDEX Corp.	751
8	IHS, Inc., Class A*	959
6	II-VI, Inc.*	98
43	Illinois Tool Works, Inc.	3,547
33	Ingersoll-Rand PLC	2,018
5	InnerWorkings, Inc.*	39
2	Innovative Solutions & Support, Inc.*	16
3	Insperity, Inc.	88
2	Insteel Industries, Inc.	40
7	Interface, Inc.	135
1	International Shipholding Corp.	30
1	Intersections, Inc.	6
20	Iron Mountain, Inc.	544
11	ITT Corp.	483
11	J.B. Hunt Transport Services, Inc.	791
16	Jacobs Engineering Group, Inc.*	970
28	JetBlue Airways Corp.*	247
3	John Bean Technologies Corp.	90
13	Joy Global, Inc.	715
1	Kadant, Inc.	40
3	Kaman Corp.	119
13	Kansas City Southern	1,221
9	KAR Auction Services, Inc.	280

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
18	KBR, Inc.	$497
3	Kelly Services, Inc., Class A	75
9	Kennametal, Inc.	394
4	KEYW Holding Corp. (The)*	73
3	Kforce, Inc.	66
4	Kimball International, Inc., Class B	75
7	Kirby Corp.*	732
7	Knight Transportation, Inc.	150
6	Knoll, Inc.	93
6	Korn/Ferry International*	152
5	Kratos Defense & Security Solutions, Inc.*	39
1	L.B. Foster Co., Class A	46
11	L-3 Communications Holdings, Inc.	1,269
6	Landstar System, Inc.	346
2	Layne Christensen Co.*	36
6	Lennox International, Inc.	551
10	Lincoln Electric Holdings, Inc.	750
2	Lindsay Corp.	170
1	LMI Aerospace, Inc.*	15
31	Lockheed Martin Corp.	5,031
3	LSI Industries, Inc.	25
2	Lydall, Inc.*	41
2	Manitex International, Inc.*	30
16	Manitowoc Co., Inc. (The)	495
9	Manpowergroup, Inc.	703
3	Marten Transport Ltd.	58
43	Masco Corp.	1,004
7	MasTec, Inc.*	287
5	Matson, Inc.	121
3	McGrath RentCorp	97
12	Meritor, Inc.*	149
2	Middleby Corp. (The)*	593
1	Miller Industries, Inc.	18
3	Mine Safety Appliances Co.	154
2	Mistras Group, Inc.*	44
5	Mobile Mini, Inc.*	225
5	Moog, Inc., Class A*	310
10	MRC Global, Inc.*	257
6	MSC Industrial Direct Co., Inc., Class A	518
3	Mueller Industries, Inc.	187
19	Mueller Water Products, Inc., Class A	183
1	Multi-Color Corp.	34
3	MYR Group, Inc.*	70
1	National Presto Industries, Inc.	77
6	Navigant Consulting, Inc.*	105
7	Navistar International Corp.*	262
2	NCI Building Systems, Inc.*	34
26	Nielsen Holdings N.V.	1,231
1	NL Industries, Inc.	11
2	NN, Inc.	39
1	Norcraft Cos., Inc.*	17
8	Nordson Corp.	585
38	Norfolk Southern Corp.	3,493
1	Nortek, Inc.*	72
27	Northrop Grumman Corp.	3,268
1	Northwest Pipe Co.*	35
10	Odyssey Marine Exploration, Inc.*	22
9	Old Dominion Freight Line, Inc.*	479
5	On Assignment, Inc.*	172
7	Orbital Sciences Corp.*	199
3	Orion Marine Group, Inc.*	34
11	Oshkosh Corp.	636
14	Owens Corning*	641
43	PACCAR, Inc.	2,831
4	Pacer International, Inc.*	36
13	Pall Corp.	1,118
18	Parker Hannifin Corp.	2,170
1	Park-Ohio Holdings Corp.*	53
1	Patrick Industries, Inc.*	42
1	Patriot Transportation Holding, Inc.*	36
19	Pendrell Corp.*	29
25	Pentair Ltd.	2,020
3	Performant Financial Corp.*	24
4	PGT, Inc.*	46
3	Pike Corp.*	31
24	Pitney Bowes, Inc.	611
2	Ply Gem Holdings, Inc.*	26
3	PMFG, Inc.*	20
6	Polypore International, Inc.*	208
1	Powell Industries, Inc.	68
3	PowerSecure International, Inc.*	68
18	Precision Castparts Corp.	4,642
4	Primoris Services Corp.	125
2	Proto Labs, Inc.*	156
3	Quad/Graphics, Inc.	67
3	Quality Distribution, Inc.*	38
4	Quanex Building Products Corp.	78
25	Quanta Services, Inc.*	880
23	R.R. Donnelley & Sons Co.	440
4	Raven Industries, Inc.	146
39	Raytheon Co.	3,818
3	RBC Bearings, Inc.*	193
5	Regal-Beloit Corp.	368
6	Republic Airways Holdings, Inc.*	57
33	Republic Services, Inc.	1,126
5	Resources Connection, Inc.	68
4	Revolution Lighting Technologies, Inc.*	13
4	Rexnord Corp.*	120
2	Roadrunner Transportation Systems, Inc.*	47
17	Robert Half International, Inc.	696
17	Rockwell Automation, Inc.	2,088
16	Rockwell Collins, Inc.	1,321
8	Rollins, Inc.	239
12	Roper Industries, Inc.	1,627
4	RPX Corp.*	64
4	Rush Enterprises, Inc., Class A*	114
6	Ryder System, Inc.	452
3	Saia, Inc.*	104
2	Schawk, Inc.	28
5	Simpson Manufacturing Co., Inc.	177
6	SkyWest, Inc.	76
7	Snap-on, Inc.	785
3	SolarCity Corp.*	255
87	Southwest Airlines Co.	1,952
2	SP Plus Corp.*	53
1	Sparton Corp.*	32
14	Spirit Aerosystems Holdings, Inc., Class A*	404
7	Spirit Airlines, Inc.*	395
6	SPX Corp.	646
2	Standex International Corp.	111
19	Stanley Black & Decker, Inc.	1,578
10	Steelcase, Inc., Class A	149
10	Stericycle, Inc.*	1,140
2	Sterling Construction Co., Inc.*	19
3	Sun Hydraulics Corp.	127
10	Swift Transportation Co.*	244
14	Swisher Hygiene, Inc.*	7
4	TAL International Group, Inc.*	177
6	Taser International, Inc.*	115

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2	Team, Inc.*	$86
2	Tecumseh Products Co., Class A*	16
4	Teledyne Technologies, Inc.*	392
2	Tennant Co.	123
13	Terex Corp.	579
8	Tetra Tech, Inc.*	231
3	Textainer Group Holdings Ltd.	109
33	Textron, Inc.	1,310
3	Thermon Group Holdings, Inc.*	73
10	Timken Co. (The)	604
6	Titan International, Inc.	114
2	Titan Machinery, Inc.*	32
7	Toro Co. (The)	464
8	Towers Watson & Co., Class A	873
6	TransDigm Group, Inc.	1,069
2	TRC Cos., Inc.*	14
2	Trex Co., Inc.*	156
5	TriMas Corp.*	168
10	Trinity Industries, Inc.	718
6	Triumph Group, Inc.	391
5	TrueBlue, Inc.*	142
4	Tutor Perini Corp.*	99
1	Twin Disc, Inc.	25
3	Ultrapetrol (Bahamas) Ltd.*	10
2	UniFirst Corp.	219
56	Union Pacific Corp.	10,101
43	United Continental Holdings, Inc.*	1,933
87	United Parcel Service, Inc., Class B	8,332
11	United Rentals, Inc.*	972
5	United Stationers, Inc.	213
111	United Technologies Corp.	12,989
2	Universal Forest Products, Inc.	111
1	Universal Truckload Services, Inc.	26
9	URS Corp.	419
3	US Ecology, Inc.	108
9	USG Corp.*	318
11	UTi Worldwide, Inc.	108
3	Valmont Industries, Inc.	437
18	Verisk Analytics, Inc., Class A*	1,147
2	Viad Corp.	48
2	Vicor Corp.*	22
7	W.W. Grainger, Inc.	1,785
8	Wabash National Corp.*	108
7	WABCO Holdings, Inc.*	717
12	Wabtec Corp.	952
3	WageWorks, Inc.*	177
15	Waste Connections, Inc.	649
56	Waste Management, Inc.	2,324
3	Watsco, Inc.	295
3	Watts Water Technologies, Inc., Class A	185
5	Werner Enterprises, Inc.	129
5	Wesco Aircraft Holdings, Inc.*	108
5	WESCO International, Inc.*	431
3	West Corp.	75
8	Woodward, Inc.	349
1	Xerium Technologies, Inc.*	16
6	XPO Logistics, Inc.*	189
22	Xylem, Inc.	866
3	YRC Worldwide, Inc.*	79
		289,189
	Information Technology — 10.9%

12	3D Systems Corp.*	912
7	Accelrys, Inc.*	87
77	Accenture PLC, Class A	6,418
5	ACI Worldwide, Inc.*	300
32	Activision Blizzard, Inc.	619
6	Actuate Corp.*	34
9	Acxiom Corp.*	335
60	Adobe Systems, Inc.*	4,117
7	ADTRAN, Inc.	183
5	Advanced Energy Industries, Inc.*	137
73	Advanced Micro Devices, Inc.*	271
4	Advent Software, Inc.	123
2	Aeroflex Holding Corp.*	16
2	Agilysys, Inc.*	29
21	Akamai Technologies, Inc.*	1,284
6	Alliance Data Systems Corp.*	1,711
1	Alliance Fiber Optic Products, Inc.	12
2	Alpha & Omega Semiconductor Ltd.*	15
39	Altera Corp.	1,416
2	Ambarella, Inc.*	67
19	Amdocs Ltd.	845
3	American Software, Inc., Class A	31
8	Amkor Technology, Inc.*	47
19	Amphenol Corp., Class A	1,672
10	ANADIGICS, Inc.*	18
37	Analog Devices, Inc.	1,880
5	Angie’s List, Inc.*	70
3	Anixter International, Inc.	321
11	ANSYS, Inc.*	919
9	AOL, Inc.*	394
113	Apple, Inc.	59,465
145	Applied Materials, Inc.	2,749
9	Applied Micro Circuits Corp.*	103
14	ARRIS Group, Inc.*	402
13	Arrow Electronics, Inc.*	736
14	Aruba Networks, Inc.*	287
11	Aspen Technology, Inc.*	516
52	Atmel Corp.*	419
4	ATMI, Inc.*	136
1	Audience, Inc.*	12
27	Autodesk, Inc.*	1,416
58	Automatic Data Processing, Inc.	4,511
30	Avago Technologies Ltd.	1,851
3	AVG Technologies N.V.*	56
7	Aviat Networks, Inc.*	14
16	Avnet, Inc.	696
6	AVX Corp.	77
13	Axcelis Technologies, Inc.*	29
2	Badger Meter, Inc.	110
6	Bankrate, Inc.*	121
1	Barracuda Networks, Inc.*	36
6	Bazaarvoice, Inc.*	41
1	Bel Fuse, Inc., Class B	19
5	Belden, Inc.	361
7	Benchmark Electronics, Inc.*	167
1	Benefitfocus, Inc.*	65
2	Black Box Corp.	53
5	Blackbaud, Inc.	157
1	Blackhawk Network Holdings, Inc.*	25
5	Blucora, Inc.*	96
4	Booz Allen Hamilton Holding Corp.	84
5	Bottomline Technologies (de), Inc.*	178
3	Brightcove, Inc.*	29
69	Broadcom Corp., Class A	2,051
15	Broadridge Financial Solutions, Inc.	566
3	BroadSoft, Inc.*	90
53	Brocade Communications Systems, Inc.*	507
8	Brooks Automation, Inc.	83
39	CA, Inc.	1,306

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3	Cabot Microelectronics Corp.*	$133
3	CACI International, Inc., Class A*	236
34	Cadence Design Systems, Inc.*	521
4	CalAmp Corp.*	128
5	Calix, Inc.*	40
5	Callidus Software, Inc.*	62
1	Carbonite, Inc.*	10
1	Cass Information Systems, Inc.	52
6	Cavium, Inc.*	253
3	CDW Corp.	79
3	CEVA, Inc.*	54
1	ChannelAdvisor Corp.*	45
5	Checkpoint Systems, Inc.*	73
2	Chegg, Inc.*	13
9	CIBER, Inc.*	43
12	Ciena Corp.*	295
8	Cirrus Logic, Inc.*	154
643	Cisco Systems, Inc.	14,017
23	Citrix Systems, Inc.*	1,381
10	Cognex Corp.*	377
36	Cognizant Technology Solutions Corp., Class A*	3,746
3	Coherent, Inc.*	204
3	Cohu, Inc.	30
5	CommScope Holding Co., Inc.*	121
6	CommVault Systems, Inc.*	413
18	Computer Sciences Corp.	1,138
2	Computer Task Group, Inc.	32
26	Compuware Corp.	285
4	comScore, Inc.*	126
2	Comtech Telecommunications Corp.	64
3	Comverse, Inc.*	104
6	Concur Technologies, Inc.*	741
4	Constant Contact, Inc.*	110
1	Control4 Corp.*	21
13	Convergys Corp.	266
8	Conversant, Inc.*	199
11	CoreLogic, Inc.*	359
5	Cornerstone OnDemand, Inc.*	292
167	Corning, Inc.	3,218
3	CoStar Group, Inc.*	603
1	Covisint Corp.*	11
5	Cray, Inc.*	173
14	Cree, Inc.*	860
4	CSG Systems International, Inc.	112
4	CTS Corp.	82
1	Cvent, Inc.*	39
1	Cyan, Inc.*	3
18	Cypress Semiconductor Corp.*	176
4	Daktronics, Inc.	57
2	Datalink Corp.*	29
5	Dealertrack Technologies, Inc.*	270
4	Demand Media, Inc.*	19
2	Demandware, Inc.*	150
5	Dice Holdings, Inc.*	37
8	Diebold, Inc.	299
3	Digi International, Inc.*	29
1	Digimarc Corp.	29
4	Digital River, Inc.*	71
4	Diodes, Inc.*	95
5	Dolby Laboratories, Inc., Class A*	206
2	DSP Group, Inc.*	17
4	DST Systems, Inc.	376
2	DTS, Inc.*	41
2	E2open, Inc.*	56
12	EarthLink Holdings Corp.	47
156	eBay, Inc.*	9,168
4	Ebix, Inc.	65
5	EchoStar Corp., Class A*	249
2	eGain Corp.*	17
2	Electro Rent Corp.	36
3	Electro Scientific Industries, Inc.	28
36	Electronic Arts, Inc.*	1,029
6	Electronics For Imaging, Inc.*	268
3	Ellie Mae, Inc.*	93
253	EMC Corp.	6,672
10	Emulex Corp.*	73
3	Endurance International Group Holdings, Inc.*	45
17	Entegris, Inc.*	205
11	Entropic Communications, Inc.*	48
3	Envestnet, Inc.*	126
3	EPAM Systems, Inc.*	126
4	EPIQ Systems, Inc.	57
6	Equinix, Inc.*	1,140
6	Euronet Worldwide, Inc.*	230
4	EVERTEC, Inc.	97
5	Exar Corp.*	57
4	ExlService Holdings, Inc.*	112
11	Extreme Networks, Inc.*	63
9	F5 Networks, Inc.*	1,011
3	Fabrinet*	58
205	Facebook, Inc., Class A*	14,034
5	FactSet Research Systems, Inc.	526
4	Fair Isaac Corp.	215
15	Fairchild Semiconductor International, Inc.*	211
2	FARO Technologies, Inc.*	115
5	FEI Co.	513
35	Fidelity National Information Services, Inc.	1,946
11	Finisar Corp.*	261
2	FireEye, Inc.*	171
8	First Solar, Inc.*	457
32	Fiserv, Inc.*	1,858
8	FleetCor Technologies, Inc.*	1,039
2	FleetMatics Group PLC*	74
17	FLIR Systems, Inc.	580
6	FormFactor, Inc.*	43
2	Forrester Research, Inc.	72
16	Fortinet, Inc.*	370
8	Freescale Semiconductor Ltd.*	182
10	Fusion-io, Inc.*	110
11	Gartner, Inc.*	765
20	Genpact Ltd.*	334
1	Gigamon, Inc.*	32
8	Global Cash Access Holdings, Inc.*	67
3	Global Eagle Entertainment, Inc.*	53
9	Global Payments, Inc.	633
8	Glu Mobile, Inc.*	40
1	Gogo, Inc.*	21
32	Google, Inc., Class A*	38,901
4	GSI Group, Inc.*	50
2	GSI Technology, Inc.*	14
16	GT Advanced Technologies, Inc.*	229
2	Guidance Software, Inc.*	22
6	Guidewire Software, Inc.*	322
3	Hackett Group, Inc. (The)	18
12	Harmonic, Inc.*	78
13	Harris Corp.	960
4	Heartland Payment Systems, Inc.	162
234	Hewlett-Packard Co.	6,992

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4	Higher One Holdings, Inc.*	$32
4	Hittite Microwave Corp.	236
3	Hutchinson Technology, Inc.*	11
9	IAC/InterActiveCorp	698
4	iGATE Corp.*	135
4	Imation Corp.*	26
3	Immersion Corp.*	36
2	Imperva, Inc.*	125
15	Infinera Corp.*	125
6	Infoblox, Inc.*	138
13	Informatica Corp.*	540
18	Ingram Micro, Inc., Class A*	530
3	Inphi Corp.*	39
5	Insight Enterprises, Inc.*	115
16	Integrated Device Technology, Inc.*	189
4	Integrated Silicon Solution, Inc.*	49
598	Intel Corp.	14,806
2	Interactive Intelligence Group, Inc.*	159
5	InterDigital, Inc.	152
2	Intermolecular, Inc.*	5
6	Internap Network Services Corp.*	46
125	International Business Machines Corp.	23,146
8	International Rectifier Corp.*	216
15	Intersil Corp., Class A	191
5	IntraLinks Holdings, Inc.*	58
36	Intuit, Inc.	2,813
7	InvenSense, Inc.*	141
4	IPG Photonics Corp.*	287
5	Itron, Inc.*	175
7	Ixia*	87
3	IXYS Corp.	33
6	j2 Global, Inc.	308
24	Jabil Circuit, Inc.	444
10	Jack Henry & Associates, Inc.	581
28	JDS Uniphase Corp.*	386
5	Jive Software, Inc.*	41
61	Juniper Networks, Inc.*	1,631
5	Kemet Corp.*	28
20	KLA-Tencor Corp.	1,303
8	Kopin Corp.*	32
2	KVH Industries, Inc.*	26
20	Lam Research Corp.*	1,035
14	Lattice Semiconductor Corp.*	106
9	Leidos Holdings, Inc.	402
8	Lexmark International, Inc., Class A	337
6	Limelight Networks, Inc.*	13
28	Linear Technology Corp.	1,312
12	LinkedIn Corp., Class A*	2,448
7	Lionbridge Technologies, Inc.*	50
3	Liquidity Services, Inc.*	77
3	Littelfuse, Inc.	283
7	LivePerson, Inc.*	92
3	LogMeIn, Inc.*	126
66	LSI Corp.	732
6	LTX-Credence Corp.*	61
1	Luxoft Holding, Inc.*	37
1	M/A-COM Technology Solutions Holdings, Inc.*	17
9	Manhattan Associates, Inc.*	341
3	ManTech International Corp., Class A	88
3	Marchex, Inc., Class B	36
1	Marin Software, Inc.*	11
1	Marketo, Inc.*	41
47	Marvell Technology Group Ltd.	719
140	MasterCard, Inc., Class A	10,881
1	Mavenir Systems, Inc.*	15
35	Maxim Integrated Products, Inc.	1,145
8	MAXIMUS, Inc.	382
3	MaxLinear, Inc., Class A*	28
4	Maxwell Technologies, Inc.*	41
2	Measurement Specialties, Inc.*	122
11	Mentor Graphics Corp.	238
4	Mercury Systems, Inc.*	44
4	Methode Electronics, Inc.	136
6	Micrel, Inc.	63
24	Microchip Technology, Inc.	1,093
124	Micron Technology, Inc.*	3,000
9	MICROS Systems, Inc.*	500
11	Microsemi Corp.*	254
1,004	Microsoft Corp.	38,463
1	MicroStrategy, Inc., Class A*	129
4	Millennial Media, Inc.*	24
3	Mitek Systems, Inc.*	16
6	MKS Instruments, Inc.	180
1	Model N, Inc.*	11
4	ModusLink Global Solutions, Inc.*	18
3	MoneyGram International, Inc.*	57
4	Monolithic Power Systems, Inc.*	143
5	Monotype Imaging Holdings, Inc.	142
12	Monster Worldwide, Inc.*	96
6	MoSys, Inc.*	27
27	Motorola Solutions, Inc.	1,787
5	Move, Inc.*	65
2	MTS Systems Corp.	142
1	Multi-Fineline Electronix, Inc.*	15
3	Nanometrics, Inc.*	55
12	National Instruments Corp.	348
20	NCR Corp.*	681
3	Neonode, Inc.*	22
2	NeoPhotonics Corp.*	16
41	NetApp, Inc.	1,657
5	NETGEAR, Inc.*	171
4	Netscout Systems, Inc.*	152
4	NetSuite, Inc.*	460
8	NeuStar, Inc., Class A*	287
5	Newport Corp.*	103
8	NIC, Inc.	156
31	Nuance Communications, Inc.*	474
2	Numerex Corp., Class A*	30
1	NVE Corp.*	56
70	NVIDIA Corp.	1,287
6	OmniVision Technologies, Inc.*	104
54	ON Semiconductor Corp.*	504
3	OpenTable, Inc.*	239
2	Oplink Communications, Inc.*	35
427	Oracle Corp.	16,700
2	OSI Systems, Inc.*	123
4	Palo Alto Networks, Inc.*	285
17	Pandora Media, Inc.*	636
3	Park Electrochemical Corp.	85
11	Parkervision, Inc.*	55
39	Paychex, Inc.	1,629
1	PC Connection, Inc.	20
2	PC-Tel, Inc.	17
3	PDF Solutions, Inc.*	61
2	Pegasystems, Inc.	83
3	Peregrine Semiconductor Corp.*	20
4	Perficient, Inc.*	82
3	Pericom Semiconductor Corp.*	24
7	Photronics, Inc.*	61
5	Planet Payment, Inc.*	17
5	Plantronics, Inc.	222

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4	Plexus Corp.*	$165
5	PLX Technology, Inc.*	30
25	PMC-Sierra, Inc.*	183
16	Polycom, Inc.*	214
3	Power Integrations, Inc.	177
3	PRGX Global, Inc.*	18
2	Procera Networks, Inc.*	22
6	Progress Software Corp.*	150
3	Proofpoint, Inc.*	124
3	PROS Holdings, Inc.*	103
14	PTC, Inc.*	550
1	QAD, Inc., Class A	19
10	Qlik Technologies, Inc.*	305
11	QLogic Corp.*	126
208	QUALCOMM, Inc.	15,660
2	Qualys, Inc.*	54
26	Quantum Corp.*	30
4	QuinStreet, Inc.*	26
14	Rackspace Hosting, Inc.*	515
3	Radisys Corp.*	12
1	Rally Software Development Corp.*	20
13	Rambus, Inc.*	120
5	RealD, Inc.*	55
3	RealNetworks, Inc.*	23
6	RealPage, Inc.*	106
23	Red Hat, Inc.*	1,357
1	Reis, Inc.*	18
34	RF Micro Devices, Inc.*	241
1	Richardson Electronics Ltd.	11
20	Riverbed Technology, Inc.*	446
1	Rocket Fuel, Inc.*	56
3	Rofin-Sinar Technologies, Inc.*	70
2	Rogers Corp.*	129
1	Rosetta Stone, Inc.*	12
12	Rovi Corp.*	298
3	Rubicon Technology, Inc.*	39
6	Ruckus Wireless, Inc.*	84
4	Rudolph Technologies, Inc.*	46
71	Salesforce.com, Inc.*	4,428
27	SanDisk Corp.	2,006
10	Sanmina Corp.*	170
2	Sapiens International Corp. N.V.*	15
13	Sapient Corp.*	226
3	ScanSource, Inc.*	118
5	Science Applications International Corp.	186
3	SciQuest, Inc.*	89
4	Seachange International, Inc.*	42
8	Semtech Corp.*	200
9	ServiceNow, Inc.*	613
7	ServiceSource International, Inc.*	64
7	ShoreTel, Inc.*	62
1	Shutterstock, Inc.*	99
4	Sigma Designs, Inc.*	20
4	Silicon Graphics International Corp.*	49
9	Silicon Image, Inc.*	54
5	Silicon Laboratories, Inc.*	260
1	Silver Spring Networks, Inc.*	18
23	Skyworks Solutions, Inc.*	816
8	SolarWinds, Inc.*	369
8	Solera Holdings, Inc.	547
24	Sonus Networks, Inc.*	90
6	Spansion, Inc., Class A*	98
2	Spark Networks, Inc.*	12
5	Speed Commerce, Inc.*	20
14	Splunk, Inc.*	1,298
2	SPS Commerce, Inc.*	136
7	SS&C Technologies Holdings, Inc.*	271
2	Stamps.com, Inc.*	70
4	Stratasys Ltd.*	509
32	SunEdison, Inc.*	588
5	SunPower Corp.*	166
4	Super Micro Computer, Inc.*	81
1	Supertex, Inc.*	33
6	Support.com, Inc.*	15
5	Sykes Enterprises, Inc.*	98
84	Symantec Corp.	1,804
4	Synaptics, Inc.*	260
4	Synchronoss Technologies, Inc.*	138
3	SYNNEX Corp.*	178
18	Synopsys, Inc.*	727
2	Syntel, Inc.*	189
1	Tableau Software, Inc., Class A*	94
10	Take-Two Interactive Software, Inc.*	198
4	Tangoe, Inc.*	76
5	Tech Data Corp.*	288
1	TechTarget, Inc.*	7
6	TeleCommunication Systems, Inc., Class A*	13
2	Telenav, Inc.*	12
2	TeleTech Holdings, Inc.*	48
20	Teradata Corp.*	918
23	Teradyne, Inc.*	466
1	Tessco Technologies, Inc.	38
6	Tessera Technologies, Inc.	130
133	Texas Instruments, Inc.	5,980
1	Textura Corp.*	27
20	TIBCO Software, Inc.*	436
15	TiVo, Inc.*	202
20	Total System Services, Inc.	609
1	Travelzoo, Inc.*	24
1	Tremor Video, Inc.*	4
31	Trimble Navigation Ltd.*	1,183
20	TriQuint Semiconductor, Inc.*	245
3	Trulia, Inc.*	90
6	TTM Technologies, Inc.*	50
10	Twitter, Inc.*	549
4	Tyler Technologies, Inc.*	375
2	Ubiquiti Networks, Inc.*	99
3	Ultimate Software Group, Inc. (The)*	498
3	Ultra Clean Holdings, Inc.*	39
3	Ultratech, Inc.*	79
1	Uni-Pixel, Inc.*	10
5	Unisys Corp.*	171
2	United Online, Inc.	22
5	Universal Display Corp.*	173
12	Unwired Planet, Inc.*	18
11	Vantiv, Inc., Class A*	350
3	VASCO Data Security International, Inc.*	24
5	Veeco Instruments, Inc.*	198
13	VeriFone Systems, Inc.*	376
6	Verint Systems, Inc.*	281
16	VeriSign, Inc.*	882
5	ViaSat, Inc.*	334
2	Violin Memory, Inc.*	9
5	VirnetX Holding Corp.*	97
3	Virtusa Corp.*	109
63	Visa, Inc., Class A	14,234
16	Vishay Intertechnology, Inc.	226
1	Vishay Precision Group, Inc.*	17
4	Vistaprint N.V.*	197
10	VMware, Inc., Class A*	961

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2	Vocus, Inc.*	$27
8	Vringo, Inc.*	32
5	Web.com Group, Inc.*	182
3	WebMD Health Corp.*	133
5	Westell Technologies, Inc., Class A*	21
25	Western Digital Corp.	2,175
67	Western Union Co. (The)	1,121
5	WEX, Inc.*	484
1	Wix.com Ltd.*	31
5	Workday, Inc., Class A*	550
148	Xerox Corp.	1,627
32	Xilinx, Inc.	1,670
3	XO Group, Inc.*	36
1	Xoom Corp.*	28
108	Yahoo!, Inc.*	4,176
4	Yelp, Inc.*	378
1	YuMe, Inc.*	6
6	Zebra Technologies Corp., Class A*	414
3	Zillow, Inc., Class A*	251
7	Zix Corp.*	32
2	Zygo Corp.*	30
70	Zynga, Inc., Class A*	354
		459,535
	Materials — 2.3%

4	A. Schulman, Inc.	139
2	A.M. Castle & Co.*	29
1	Advanced Emissions Solutions, Inc.*	54
1	AEP Industries, Inc.*	43
25	Air Products & Chemicals, Inc.	3,033
8	Airgas, Inc.	862
16	AK Steel Holding Corp.*	99
10	Albemarle Corp.	660
129	Alcoa, Inc.	1,514
13	Allegheny Technologies, Inc.	413
12	Allied Nevada Gold Corp.*	63
3	AMCOL International Corp.	133
3	American Vanguard Corp.	67
8	AptarGroup, Inc.	529
2	Arabian American Development Co.*	24
10	Ashland, Inc.	944
12	Avery Dennison Corp.	598
8	Axiall Corp.	324
4	Balchem Corp.	202
18	Ball Corp.	1,000
12	Bemis Co., Inc.	471
7	Berry Plastics Group, Inc.*	170
1	Boise Cascade Co.*	30
8	Cabot Corp.	433
7	Calgon Carbon Corp.*	141
6	Carpenter Technology Corp.	355
19	Celanese Corp.	1,014
6	Century Aluminum Co.*	71
7	CF Industries Holdings, Inc.	1,756
1	Chase Corp.	30
12	Chemtura Corp.*	297
3	Clearwater Paper Corp.*	192
18	Cliffs Natural Resources, Inc.	361
12	Coeur Mining, Inc.*	132
14	Commercial Metals Co.	271
4	Compass Minerals International, Inc.	341
17	Crown Holdings, Inc.*	765
4	Cytec Industries, Inc.	379
1	Deltic Timber Corp.	63
4	Domtar Corp.	443
145	Dow Chemical Co. (The)	7,063
111	E.I. du Pont de Nemours & Co.	7,395
6	Eagle Materials, Inc.	530
19	Eastman Chemical Co.	1,661
32	Ecolab, Inc.	3,448
9	Ferro Corp.*	118
6	Flotek Industries, Inc.*	153
16	FMC Corp.	1,235
124	Freeport-McMoRan Copper & Gold, Inc.	4,045
3	FutureFuel Corp.	52
7	General Moly, Inc.*	8
8	Globe Specialty Metals, Inc.	159
4	Gold Resource Corp.	21
24	Graphic Packaging Holding Co.*	246
4	Greif, Inc., Class A	200
1	GSE Holding, Inc.*	1
6	H.B. Fuller Co.	291
1	Handy & Harman Ltd.*	18
1	Hawkins, Inc.	36
1	Haynes International, Inc.	49
9	Headwaters, Inc.*	120
40	Hecla Mining Co.	135
6	Horsehead Holding Corp.*	107
23	Huntsman Corp.	560
3	Innophos Holdings, Inc.	165
3	Innospec, Inc.	131
10	International Flavors & Fragrances, Inc.	938
53	International Paper Co.	2,591
7	Intrepid Potash, Inc.*	104
2	Kaiser Aluminum Corp.	141
10	KapStone Paper and Packaging Corp.*	318
1	KMG Chemicals, Inc.	15
2	Koppers Holdings, Inc.	79
4	Kraton Performance Polymers, Inc.*	111
3	Kronos Worldwide, Inc.	46
3	Landec Corp.*	31
17	Louisiana-Pacific Corp.*	319
2	LSB Industries, Inc.*	65
46	LyondellBasell Industries N.V., Class A	4,052
1	Marrone Bio Innovations, Inc.*	15
6	Martin Marietta Materials, Inc.	732
2	Materion Corp.	59
21	MeadWestvaco Corp.	786
13	Midway Gold Corp.*	16
4	Minerals Technologies, Inc.	214
18	Molycorp, Inc.*	94
64	Monsanto Co.	7,041
36	Mosaic Co. (The)	1,759
3	Myers Industries, Inc.	64
2	Neenah Paper, Inc.	100
1	NewMarket Corp.	370
59	Newmont Mining Corp.	1,372
4	Noranda Aluminum Holding Corp.	17
38	Nucor Corp.	1,909
10	Olin Corp.	262
1	Olympic Steel, Inc.	27
4	OM Group, Inc.	126
6	OMNOVA Solutions, Inc.*	57
20	Owens-Illinois, Inc.*	678
5	P. H. Glatfelter Co.	152
12	Packaging Corp. of America	875
17	Paramount Gold and Silver Corp.*	23
1	Penford Corp.*	13
12	PolyOne Corp.	450
17	PPG Industries, Inc.	3,363
36	Praxair, Inc.	4,693

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2	Quaker Chemical Corp.	$155
9	Reliance Steel & Aluminum Co.	623
8	Resolute Forest Products, Inc.*	164
9	Rock-Tenn Co., Class A	1,005
9	Rockwood Holdings, Inc.	710
8	Royal Gold, Inc.	550
16	RPM International, Inc.	670
4	RTI International Metals, Inc.*	109
3	Schnitzer Steel Industries, Inc., Class A	76
4	Schweitzer-Mauduit International, Inc.	192
5	Scotts Miracle-Gro Co. (The), Class A	286
24	Sealed Air Corp.	817
6	Sensient Technologies Corp.	315
11	Sherwin-Williams Co. (The)	2,205
14	Sigma-Aldrich Corp.	1,322
5	Silgan Holdings, Inc.	241
12	Sonoco Products Co.	504
19	Southern Copper Corp.	580
27	Steel Dynamics, Inc.	471
2	Stepan Co.	122
14	Stillwater Mining Co.*	190
8	SunCoke Energy, Inc.*	178
10	Tahoe Resources, Inc.*	234
2	Taminco Corp.*	45
3	Texas Industries, Inc.*	255
3	Tredegar Corp.	75
3	U.S. Silica Holdings, Inc.	98
1	UFP Technologies, Inc.*	26
17	United States Steel Corp.	412
1	Universal Stainless & Alloy Products, Inc.*	33
2	US Concrete, Inc.*	54
11	Valspar Corp. (The)	822
16	Vulcan Materials Co.	1,087
8	Walter Energy, Inc.	86
6	Wausau Paper Corp.	79
2	Westlake Chemical Corp.	267
6	Worthington Industries, Inc.	239
9	WR Grace & Co.*	912
3	Zep, Inc.	53
		96,731
	Telecommunication Services — 1.3%

11	8x8, Inc.*	116
647	AT&T, Inc.	20,659
1	Atlantic Tele-Network, Inc.	66
2	Boingo Wireless, Inc.*	12
3	Cbeyond, Inc.*	21
73	CenturyLink, Inc.	2,282
25	Cincinnati Bell, Inc.*	84
6	Cogent Communications Group, Inc.	230
5	Consolidated Communications Holdings, Inc.	95
2	FairPoint Communications, Inc.*	27
120	Frontier Communications Corp.	586
4	General Communication, Inc., Class A*	42
1	Hawaiian Telcom Holdco, Inc.*	29
2	HickoryTech Corp.	27
2	IDT Corp., Class B	36
6	inContact, Inc.*	54
4	Inteliquent, Inc.	56
3	Intelsat S.A.*	59
8	Iridium Communications, Inc.*	52
6	Leap Wireless International, Inc.*	105
20	Level 3 Communications, Inc.*	736
2	Lumos Networks Corp.	29
2	magicJack VocalTec Ltd.*	38
21	NII Holdings, Inc.*	24
2	NTELOS Holdings Corp.	28
5	ORBCOMM, Inc.*	39
6	Premiere Global Services, Inc.*	68
1	RingCentral, Inc., Class A*	22
15	SBA Communications Corp., Class A*	1,428
3	Shenandoah Telecommunications Co.	79
102	Sprint Corp.*	891
1	Straight Path Communications, Inc., Class B*	8
11	Telephone & Data Systems, Inc.	251
23	T-Mobile US, Inc.*	701
8	Towerstream Corp.*	21
17	tw telecom, inc.*	520
2	United States Cellular Corp.	72
3	USA Mobility, Inc.	43
496	Verizon Communications, Inc.	23,600
19	Vonage Holdings Corp.*	88
71	Windstream Holdings, Inc.	569
		53,893
	Utilities — 1.8%

75	AES Corp. (The)	1,024
14	AGL Resources, Inc.	659
5	ALLETE, Inc.	253
13	Alliant Energy Corp.	705
29	Ameren Corp.	1,172
58	American Electric Power Co., Inc.	2,912
5	American States Water Co.	150
21	American Water Works Co., Inc.	942
21	Aqua America, Inc.	529
1	Artesian Resources Corp., Class A	22
14	Atlantic Power Corp.	36
12	Atmos Energy Corp.	553
7	Avista Corp.	207
5	Black Hills Corp.	284
6	California Water Service Group	141
44	Calpine Corp.*	838
52	CenterPoint Energy, Inc.	1,230
1	Chesapeake Utilities Corp.	59
7	Cleco Corp.	346
32	CMS Energy Corp.	910
1	Connecticut Water Service, Inc.	33
35	Consolidated Edison, Inc.	1,962
2	Consolidated Water Co., Ltd.	25
1	Delta Natural Gas Co., Inc.	21
69	Dominion Resources, Inc.	4,789
21	DTE Energy Co.	1,507
85	Duke Energy Corp.	6,025
12	Dynegy, Inc.*	281
39	Edison International	2,042
5	El Paso Electric Co.	176
5	Empire District Electric Co. (The)	119
21	Entergy Corp.	1,340
103	Exelon Corp.	3,132
50	FirstEnergy Corp.	1,539
2	Genie Energy Ltd., Class B*	23
18	Great Plains Energy, Inc.	473
12	Hawaiian Electric Industries, Inc.	305
6	IDACORP, Inc.	337
10	Integrys Energy Group, Inc.	573
6	ITC Holdings Corp.	616
4	Laclede Group, Inc. (The)	183
23	MDU Resources Group, Inc.	781
4	MGE Energy, Inc.	154

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2	Middlesex Water Co.	$40
9	National Fuel Gas Co.	676
5	New Jersey Resources Corp.	225
51	NextEra Energy, Inc.	4,661
38	NiSource, Inc.	1,323
38	Northeast Utilities	1,689
3	Northwest Natural Gas Co.	129
5	NorthWestern Corp.	230
39	NRG Energy, Inc.	1,134
3	NRG Yield, Inc., Class A	115
24	OGE Energy Corp.	864
6	ONE Gas, Inc.*	204
25	ONEOK, Inc.	1,478
2	Ormat Technologies, Inc.	55
4	Otter Tail Corp.	121
2	Pattern Energy Group, Inc.	55
30	Pepco Holdings, Inc.	612
53	PG&E Corp.	2,335
9	Piedmont Natural Gas Co., Inc.	304
13	Pinnacle West Capital Corp.	723
10	PNM Resources, Inc.	261
9	Portland General Electric Co.	286
76	PPL Corp.	2,454
61	Public Service Enterprise Group, Inc.	2,236
2	Pure Cycle Corp.*	12
21	Questar Corp.	499
17	SCANA Corp.	841
29	Sempra Energy	2,740
2	SJW Corp.	59
4	South Jersey Industries, Inc.	229
105	Southern Co. (The)	4,447
6	Southwest Gas Corp.	324
26	TECO Energy, Inc.	436
14	UGI Corp.	626
7	UIL Holdings Corp.	271
2	Unitil Corp.	63
5	UNS Energy Corp.	303
10	Vectren Corp.	385
15	Westar Energy, Inc.	513
6	WGL Holdings, Inc.	241
28	Wisconsin Energy Corp.	1,231
60	Xcel Energy, Inc.	1,817
2	York Water Co.	40
		76,695
	Total Common Stocks (Cost $2,540,588)	2,516,737

	Investment Companies (a) — 0.0%‡
	Financials — 0.0%‡

1	Firsthand Technology Value Fund, Inc.	24
1	Stellus Capital Investment Corp.	14
		38
	Total Investment Companies
	(Cost $38)	38

No. of Rights
Rights — 0.0%‡
1	Omthera Pharmaceuticals, Inc., at $4.70*^	—
	Total Rights (Cost $—)	—

Principal Amount
	U.S. Government & Agency Security (a) — 1.3%
	Federal Home Loan Bank
$55,700	0.00%, due 03/03/14	$55,700
	Total U.S. Government & Agency Security (Cost $55,700)	55,700

	Repurchase Agreements (a)(b) — 20.5%
866,334	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $866,336	866,334
	Total Repurchase Agreements (Cost $866,334)	866,334

	Total Investment Securities (Cost $3,462,660) — 81.4%	3,438,809
	Other assets less liabilities — 18.6%	786,375
	Net Assets — 100.0%	$4,225,184

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 28, 2014, the value of these securities amounted to $1 or 0.00% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $410,516.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                Real Estate Investment Trust

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,735
Aggregate gross unrealized depreciation	(42,333)
Net unrealized depreciation	$(27,598)
Federal income tax cost of investments	$3,466,407

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell3000 had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the Russell 3000® Index	0.46%	11/06/15	$956,240	$5,772

Equity Index Swap Agreement with Citibank, N.A., based on the Russell 3000® Index	0.32%	02/06/15	1,757,895	67,035

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 3000® Index	0.36%	11/06/15	70,481	428,729

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	0.12%	11/06/15	495,015	60,491

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 3000® Index	0.26%	11/06/15	892,067	56,138

Equity Index Swap Agreement with Societe Generale, based on the Russell 3000® Index	0.50%	11/06/15	1,472,755	90,065

Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	0.51%	01/06/15	211,114	8,203

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 3000 ETF	0.06%	11/06/15	78,444	16,156

				$732,589

See accompanying notes to schedules of portfolio investments.

Ultra S&P500®

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 72.1%
	Consumer Discretionary — 9.0%

25,316	Amazon.com, Inc.*	$9,166,924
4,394	AutoNation, Inc.*	231,300
2,359	AutoZone, Inc.*	1,270,180
14,685	Bed Bath & Beyond, Inc.*	995,937
18,573	Best Buy Co., Inc.	494,599
15,520	BorgWarner, Inc.	953,704
14,595	Cablevision Systems Corp., Class A	256,872
15,250	CarMax, Inc.*	738,557
29,777	Carnival Corp.	1,180,956
38,086	CBS Corp. (Non-Voting), Class B	2,554,809
2,091	Chipotle Mexican Grill, Inc.*	1,181,854
19,086	Coach, Inc.	931,588
177,457	Comcast Corp., Class A	9,172,752
19,291	D.R. Horton, Inc.	473,787
8,835	Darden Restaurants, Inc.	451,115
19,027	Delphi Automotive PLC	1,266,627
33,334	DIRECTV*	2,586,718
15,415	Discovery Communications, Inc., Class A*	1,284,378
20,105	Dollar General Corp.*	1,204,289
14,234	Dollar Tree, Inc.*	779,596
7,047	Expedia, Inc.	553,401
6,645	Family Dollar Stores, Inc.	435,247
268,738	Ford Motor Co.	4,135,878
3,354	Fossil Group, Inc.*	385,408
8,032	GameStop Corp., Class A	299,674
15,566	Gannett Co., Inc.	463,088
18,028	Gap, Inc. (The)	788,725
8,408	Garmin Ltd.	451,173
88,772	General Motors Co.*	3,213,546
10,556	Genuine Parts Co.	929,878
16,790	Goodyear Tire & Rubber Co. (The)	451,147
290	Graham Holdings Co., Class B	208,423
18,561	H&R Block, Inc.	587,270
15,097	Harley-Davidson, Inc.	997,308
4,649	Harman International Industries, Inc.	486,890
7,841	Hasbro, Inc.	432,510
95,931	Home Depot, Inc. (The)	7,869,220
16,912	International Game Technology	255,202
28,326	Interpublic Group of Cos., Inc. (The)	501,937
46,727	Johnson Controls, Inc.	2,308,314
13,763	Kohl’s Corp.	773,343
16,675	L Brands, Inc.	939,303
9,675	Leggett & Platt, Inc.	310,084
11,395	Lennar Corp., Class A	500,013
71,298	Lowe’s Cos., Inc.	3,567,039
25,157	Macy’s, Inc.	1,455,584
15,277	Marriott International, Inc., Class A	828,472
23,038	Mattel, Inc.	859,548
67,718	McDonald’s Corp.	6,443,368
12,147	Michael Kors Holdings Ltd.*	1,190,770
4,212	Mohawk Industries, Inc.*	596,124
3,976	Netflix, Inc.*	1,771,825
19,549	Newell Rubbermaid, Inc.	627,718
33,974	News Corp., Class A*	622,743
50,955	NIKE, Inc., Class B	3,989,776
9,779	Nordstrom, Inc.	601,213
17,458	Omnicom Group, Inc.	1,321,221
7,336	O’Reilly Automotive, Inc.*	1,106,636
7,000	PetSmart, Inc.	469,420
3,515	priceline.com, Inc.*	4,741,173
23,444	PulteGroup, Inc.	492,090
5,499	PVH Corp.	695,239
4,026	Ralph Lauren Corp.	648,508
14,797	Ross Stores, Inc.	1,077,222
7,488	Scripps Networks Interactive, Inc., Class A	608,325
45,057	Staples, Inc.	612,325
51,368	Starbucks Corp.	3,645,073
13,039	Starwood Hotels & Resorts Worldwide, Inc.	1,075,196
43,011	Target Corp.	2,689,908
7,564	Tiffany & Co.	705,343
19,130	Time Warner Cable, Inc.	2,684,895
61,636	Time Warner, Inc.	4,137,625
48,475	TJX Cos., Inc. (The)	2,979,273
9,456	Tractor Supply Co.	667,215
7,508	TripAdvisor, Inc.*	752,602
133,633	Twenty-First Century Fox, Inc., Class A	4,482,051
7,421	Urban Outfitters, Inc.*	277,842
24,008	VF Corp.	1,406,629
27,668	Viacom, Inc., Class B	2,427,314
111,397	Walt Disney Co. (The)	9,001,992
5,381	Whirlpool Corp.	778,254
8,948	Wyndham Worldwide Corp.	652,130
5,540	Wynn Resorts Ltd.	1,343,395
30,316	Yum! Brands, Inc.	2,245,809
		141,732,409
	Consumer Staples — 6.8%

136,184	Altria Group, Inc.	4,938,032
44,866	Archer-Daniels-Midland Co.	1,821,559
29,500	Avon Products, Inc.	456,365
11,136	Beam, Inc.	923,842
10,996	Brown-Forman Corp., Class B	921,465
12,170	Campbell Soup Co.	527,083
8,778	Clorox Co. (The)	766,144
258,763	Coca-Cola Co. (The)	9,884,746
16,504	Coca-Cola Enterprises, Inc.	777,008
59,945	Colgate-Palmolive Co.	3,766,344
28,789	ConAgra Foods, Inc.	817,608
11,317	Constellation Brands, Inc., Class A*	917,016
29,777	Costco Wholesale Corp.	3,477,954
81,109	CVS Caremark Corp.	5,932,312
13,675	Dr. Pepper Snapple Group, Inc.	712,604
17,430	Estee Lauder Cos., Inc. (The), Class A	1,199,881
43,155	General Mills, Inc.	2,159,045
10,240	Hershey Co. (The)	1,083,597
9,231	Hormel Foods Corp.	438,011
7,190	J.M. Smucker Co. (The)	719,072
17,580	Kellogg Co.	1,066,930
26,039	Kimberly-Clark Corp.	2,873,404
40,655	Kraft Foods Group, Inc.	2,247,002
35,386	Kroger Co. (The)	1,484,089
25,141	Lorillard, Inc.	1,233,417
9,035	McCormick & Co., Inc. (Non-Voting)	599,924
13,707	Mead Johnson Nutrition Co.	1,117,806
10,765	Molson Coors Brewing Co., Class B	611,775

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
119,484	Mondelez International, Inc., Class A	$4,066,040
9,245	Monster Beverage Corp.*	684,130
104,512	PepsiCo, Inc.	8,368,276
109,149	Philip Morris International, Inc.	8,831,245
185,160	Procter & Gamble Co. (The)	14,564,686
21,306	Reynolds American, Inc.	1,082,984
16,777	Safeway, Inc.	628,299
39,619	Sysco Corp.	1,427,076
18,488	Tyson Foods, Inc., Class A	729,352
59,301	Walgreen Co.	4,029,503
110,228	Wal-Mart Stores, Inc.	8,234,032
25,353	Whole Foods Market, Inc.	1,370,330
		107,489,988
	Energy — 7.2%

34,263	Anadarko Petroleum Corp.	2,883,574
27,223	Apache Corp.	2,158,512
30,181	Baker Hughes, Inc.	1,909,854
28,691	Cabot Oil & Gas Corp.	1,004,185
16,168	Cameron International Corp.*	1,035,722
34,412	Chesapeake Energy Corp.	891,615
130,529	Chevron Corp.	15,053,910
83,429	ConocoPhillips	5,548,028
15,558	CONSOL Energy, Inc.	623,876
24,915	Denbury Resources, Inc.	407,609
26,039	Devon Energy Corp.	1,677,432
4,765	Diamond Offshore Drilling, Inc.	225,385
15,888	Ensco PLC, Class A	836,662
18,522	EOG Resources, Inc.	3,508,437
10,213	EQT Corp.	1,044,688
297,418	Exxon Mobil Corp.	28,632,431
16,144	FMC Technologies, Inc.*	811,075
57,735	Halliburton Co.	3,290,895
7,311	Helmerich & Payne, Inc.	721,961
19,326	Hess Corp.	1,546,660
45,892	Kinder Morgan, Inc.	1,461,660
47,403	Marathon Oil Corp.	1,588,001
20,521	Marathon Petroleum Corp.	1,723,764
11,956	Murphy Oil Corp.	709,828
17,631	Nabors Industries Ltd.	405,866
29,182	National Oilwell Varco, Inc.	2,248,181
9,287	Newfield Exploration Co.*	261,801
17,222	Noble Corp. PLC	534,743
24,511	Noble Energy, Inc.	1,685,376
54,874	Occidental Petroleum Corp.	5,296,438
18,396	Peabody Energy Corp.	323,034
40,852	Phillips 66	3,058,181
9,716	Pioneer Natural Resources Co.	1,954,665
12,282	QEP Resources, Inc.	355,318
11,184	Range Resources Corp.	962,383
8,427	Rowan Cos. PLC, Class A*	281,125
89,719	Schlumberger Ltd.	8,343,867
23,948	Southwestern Energy Co.*	990,010
45,601	Spectra Energy Corp.	1,700,005
8,991	Tesoro Corp.	458,631
23,108	Transocean Ltd.	979,779
36,779	Valero Energy Corp.	1,764,656
46,514	Williams Cos., Inc. (The)	1,921,028
13,698	WPX Energy, Inc.*	241,359
		113,062,210
	Financials — 11.6%

23,109	ACE Ltd.	2,261,678
31,777	Aflac, Inc.	2,036,270
31,005	Allstate Corp. (The)	1,682,331
62,830	American Express Co.	5,735,122
100,266	American International Group, Inc.	4,990,239
26,900	American Tower Corp. (REIT)	2,191,543
13,298	Ameriprise Financial, Inc.	1,449,349
20,524	Aon PLC	1,756,854
10,013	Apartment Investment & Management Co., Class A (REIT)	299,289
4,899	Assurant, Inc.	321,521
8,227	AvalonBay Communities, Inc. (REIT)	1,061,036
726,580	Bank of America Corp.	12,010,367
78,306	Bank of New York Mellon Corp. (The)	2,505,792
48,075	BB&T Corp.	1,817,235
122,598	Berkshire Hathaway, Inc., Class B*	14,194,396
8,659	BlackRock, Inc.	2,639,610
10,356	Boston Properties, Inc. (REIT)	1,164,325
39,239	Capital One Financial Corp.	2,881,320
18,953	CBRE Group, Inc., Class A*	529,736
79,002	Charles Schwab Corp. (The)	2,094,343
17,149	Chubb Corp. (The)	1,500,195
10,070	Cincinnati Financial Corp.	472,082
206,642	Citigroup, Inc.	10,049,000
21,545	CME Group, Inc.	1,590,452
12,474	Comerica, Inc.	600,997
22,747	Crown Castle International Corp. (REIT)*	1,726,497
32,626	Discover Financial Services	1,872,080
19,548	E*TRADE Financial Corp.*	439,244
22,897	Equity Residential (REIT)	1,338,788
60,172	Fifth Third Bancorp	1,305,432
27,532	Franklin Resources, Inc.	1,466,079
36,662	General Growth Properties, Inc. (REIT)	807,297
33,643	Genworth Financial, Inc., Class A*	522,812
28,739	Goldman Sachs Group, Inc. (The)	4,783,607
30,404	Hartford Financial Services Group, Inc. (The)	1,069,917
31,048	HCP, Inc. (REIT)	1,203,731
19,598	Health Care REIT, Inc. (REIT)	1,151,187
51,581	Host Hotels & Resorts, Inc. (REIT)	1,014,598
32,462	Hudson City Bancorp, Inc.	308,389
56,536	Huntington Bancshares, Inc./OH	538,788
7,781	IntercontinentalExchange Group, Inc.	1,624,984
30,188	Invesco Ltd.	1,035,448
256,098	JPMorgan Chase & Co.	14,551,488
61,146	KeyCorp	805,293
27,889	Kimco Realty Corp. (REIT)	620,809
7,178	Legg Mason, Inc.	329,901
21,311	Leucadia National Corp.	595,429
17,833	Lincoln National Corp.	893,968
20,875	Loews Corp.	907,645
8,938	M&T Bank Corp.	1,042,081
9,585	Macerich Co. (The) (REIT)	576,346
37,426	Marsh & McLennan Cos., Inc.	1,802,436
18,378	McGraw Hill Financial, Inc.	1,463,992
76,387	MetLife, Inc.	3,870,529

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
12,887	Moody’s Corp.	$1,018,073
94,347	Morgan Stanley	2,905,888
7,861	NASDAQ OMX Group, Inc. (The)	301,784
15,276	Northern Trust Corp.	944,821
21,594	People’s United Financial, Inc.	305,987
12,110	Plum Creek Timber Co., Inc. (REIT)	524,242
36,219	PNC Financial Services Group, Inc. (The)	2,961,990
18,629	Principal Financial Group, Inc.	844,825
37,563	Progressive Corp. (The)	919,918
33,948	Prologis, Inc. (REIT)	1,398,318
31,509	Prudential Financial, Inc.	2,665,031
9,826	Public Storage (REIT)	1,660,594
93,877	Regions Financial Corp.	998,851
21,180	Simon Property Group, Inc. (REIT)	3,416,122
29,688	SLM Corp.	710,731
29,909	State Street Corp.	1,964,124
36,498	SunTrust Banks, Inc.	1,375,245
17,788	T. Rowe Price Group, Inc.	1,443,852
6,097	Torchmark Corp.	472,578
24,859	Travelers Cos., Inc. (The)	2,084,179
124,357	U.S. Bancorp/MN	5,116,047
17,822	Unum Group	619,849
20,031	Ventas, Inc. (REIT)	1,250,535
11,860	Vornado Realty Trust (REIT)	1,141,999
325,344	Wells Fargo & Co.	15,102,469
39,629	Weyerhaeuser Co. (REIT)	1,169,452
19,254	XL Group PLC	585,322
12,555	Zions Bancorp.	391,716
		181,798,419
	Health Care — 9.9%

105,317	Abbott Laboratories	4,189,510
108,368	AbbVie, Inc.	5,517,015
11,873	Actavis PLC*	2,621,796
25,025	Aetna, Inc.	1,819,568
22,602	Agilent Technologies, Inc.	1,286,732
13,356	Alexion Pharmaceuticals, Inc.*	2,361,341
20,298	Allergan, Inc.	2,577,846
15,705	AmerisourceBergen Corp.	1,065,584
51,439	Amgen, Inc.	6,379,465
36,904	Baxter International, Inc.	2,564,828
13,238	Becton, Dickinson and Co.	1,525,282
16,093	Biogen Idec, Inc.*	5,482,563
90,993	Boston Scientific Corp.*	1,192,008
112,159	Bristol-Myers Squibb Co.	6,030,789
5,300	C.R. Bard, Inc.	764,048
23,300	Cardinal Health, Inc.	1,666,649
14,374	CareFusion Corp.*	582,578
28,061	Celgene Corp.*	4,510,806
20,182	Cerner Corp.*	1,238,569
18,837	Cigna Corp.	1,499,237
31,402	Covidien PLC	2,259,374
12,061	DaVita HealthCare Partners, Inc.*	828,953
9,721	DENTSPLY International, Inc.	441,139
7,468	Edwards Lifesciences Corp.*	520,968
67,533	Eli Lilly & Co.	4,025,642
54,839	Express Scripts Holding Co.*	4,129,925
16,210	Forest Laboratories, Inc.*	1,581,610
104,478	Gilead Sciences, Inc.*	8,649,734
11,366	Hospira, Inc.*	491,921
10,617	Humana, Inc.	1,193,988
2,605	Intuitive Surgical, Inc.*	1,158,782
192,144	Johnson & Johnson	17,700,305
5,987	Laboratory Corp. of America Holdings*	560,024
15,662	McKesson Corp.	2,772,957
68,017	Medtronic, Inc.	4,030,687
199,098	Merck & Co., Inc.	11,346,595
26,055	Mylan, Inc.*	1,447,876
5,741	Patterson Cos., Inc.	236,300
7,722	PerkinElmer, Inc.	349,961
9,021	Perrigo Co. PLC	1,483,413
441,452	Pfizer, Inc.	14,175,024
9,946	Quest Diagnostics, Inc.	527,138
5,387	Regeneron Pharmaceuticals, Inc.*	1,791,178
19,873	St. Jude Medical, Inc.	1,337,850
20,177	Stryker Corp.	1,619,002
6,690	Tenet Healthcare Corp.*	295,163
26,987	Thermo Fisher Scientific, Inc.	3,360,961
68,556	UnitedHealth Group, Inc.	5,297,322
7,268	Varian Medical Systems, Inc.*	609,276
15,910	Vertex Pharmaceuticals, Inc.*	1,286,483
5,830	Waters Corp.*	649,462
20,062	WellPoint, Inc.	1,817,417
11,608	Zimmer Holdings, Inc.	1,089,295
34,121	Zoetis, Inc.	1,058,433
		155,000,372
	Industrials — 7.7%

43,579	3M Co.	5,871,399
13,588	ADT Corp. (The)	417,287
6,096	Allegion PLC*	331,318
16,650	AMETEK, Inc.	886,446
47,135	Boeing Co. (The)	6,076,644
10,338	C.H. Robinson Worldwide, Inc.	536,129
43,289	Caterpillar, Inc.	4,197,734
6,890	Cintas Corp.	417,947
69,043	CSX Corp.	1,913,181
11,900	Cummins, Inc.	1,736,448
40,859	Danaher Corp.	3,125,305
26,053	Deere & Co.	2,238,734
58,276	Delta Air Lines, Inc.	1,935,346
11,674	Dover Corp.	1,100,858
2,618	Dun & Bradstreet Corp. (The)	259,732
32,317	Eaton Corp. PLC	2,414,403
47,946	Emerson Electric Co.	3,128,956
8,232	Equifax, Inc.	576,734
14,044	Expeditors International of Washington, Inc.	554,878
18,526	Fastenal Co.	874,242
20,214	FedEx Corp.	2,695,133
9,440	Flowserve Corp.	766,622
11,174	Fluor Corp.	868,108
22,817	General Dynamics Corp.	2,499,374
689,009	General Electric Co.	17,549,059
53,477	Honeywell International, Inc.	5,050,368
27,854	Illinois Tool Works, Inc.	2,297,955
18,287	Ingersoll-Rand PLC	1,118,067
11,649	Iron Mountain, Inc.	316,853
8,989	Jacobs Engineering Group, Inc.*	545,183
7,195	Joy Global, Inc.	395,725
7,576	Kansas City Southern	711,538
6,004	L-3 Communications Holdings, Inc.	692,862
18,292	Lockheed Martin Corp.	2,968,792

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
24,350	Masco Corp.	$568,572
17,174	Nielsen Holdings N.V.	813,017
20,989	Norfolk Southern Corp.	1,929,099
15,067	Northrop Grumman Corp.	1,823,559
24,109	PACCAR, Inc.	1,587,337
7,506	Pall Corp.	645,516
10,163	Parker Hannifin Corp.	1,225,150
13,648	Pentair Ltd.	1,102,895
13,708	Pitney Bowes, Inc.	348,869
9,923	Precision Castparts Corp.	2,558,943
14,686	Quanta Services, Inc.*	517,094
21,819	Raytheon Co.	2,136,298
18,428	Republic Services, Inc.	628,579
9,471	Robert Half International, Inc.	387,743
9,481	Rockwell Automation, Inc.	1,164,646
9,151	Rockwell Collins, Inc.	755,323
6,701	Roper Industries, Inc.	908,790
3,524	Ryder System, Inc.	265,428
3,976	Snap-on, Inc.	445,988
47,415	Southwest Airlines Co.	1,063,993
10,523	Stanley Black & Decker, Inc.	873,830
5,908	Stericycle, Inc.*	673,512
19,179	Textron, Inc.	761,406
31,671	Tyco International Ltd.	1,335,883
31,330	Union Pacific Corp.	5,651,305
48,667	United Parcel Service, Inc., Class B	4,660,839
57,486	United Technologies Corp.	6,727,012
4,167	W.W. Grainger, Inc.	1,062,668
29,699	Waste Management, Inc.	1,232,508
12,537	Xylem, Inc.	493,331
		121,418,493
	Information Technology — 13.5%

43,354	Accenture PLC, Class A	3,613,556
31,616	Adobe Systems, Inc.*	2,169,174
12,240	Akamai Technologies, Inc.*	748,231
3,298	Alliance Data Systems Corp.*	940,293
21,894	Altera Corp.	794,971
10,788	Amphenol Corp., Class A	949,560
21,129	Analog Devices, Inc.	1,073,776
61,256	Apple, Inc.	32,235,357
82,095	Applied Materials, Inc.	1,556,521
15,405	Autodesk, Inc.*	808,146
32,805	Automatic Data Processing, Inc.	2,551,573
36,784	Broadcom Corp., Class A	1,093,220
22,107	CA, Inc.	740,584
364,151	Cisco Systems, Inc.	7,938,492
12,646	Citrix Systems, Inc.*	759,392
20,571	Cognizant Technology Solutions Corp., Class A*	2,140,618
10,038	Computer Sciences Corp.	634,402
98,511	Corning, Inc.	1,898,307
79,357	eBay, Inc.*	4,663,811
21,018	Electronic Arts, Inc.*	600,905
140,117	EMC Corp.	3,694,885
5,262	F5 Networks, Inc.*	591,133
112,064	Facebook, Inc., Class A*	7,671,901
19,782	Fidelity National Information Services, Inc.	1,100,077
4,763	First Solar, Inc.*	271,824
17,536	Fiserv, Inc.*	1,017,965
9,586	FLIR Systems, Inc.	327,266
19,106	Google, Inc., Class A*	23,226,209
7,275	Harris Corp.	537,041
130,844	Hewlett-Packard Co.	3,909,619
338,627	Intel Corp.	8,384,405
69,545	International Business Machines Corp.	12,877,648
19,381	Intuit, Inc.	1,514,625
12,590	Jabil Circuit, Inc.	233,041
34,349	Juniper Networks, Inc.*	918,492
11,321	KLA-Tencor Corp.	737,563
11,045	Lam Research Corp.*	571,358
15,965	Linear Technology Corp.	747,801
37,057	LSI Corp.	410,962
70,466	MasterCard, Inc., Class A	5,476,618
13,517	Microchip Technology, Inc.	615,699
71,664	Micron Technology, Inc.*	1,733,552
517,197	Microsoft Corp.	19,813,817
15,736	Motorola Solutions, Inc.	1,041,723
23,211	NetApp, Inc.	937,957
39,366	NVIDIA Corp.	723,547
239,045	Oracle Corp.	9,349,050
22,122	Paychex, Inc.	923,815
115,118	QUALCOMM, Inc.	8,667,234
12,916	Red Hat, Inc.*	761,915
37,787	Salesforce.com, Inc.*	2,356,775
15,444	SanDisk Corp.	1,147,489
22,273	Seagate Technology PLC	1,162,428
47,471	Symantec Corp.	1,019,677
27,981	TE Connectivity Ltd.	1,639,127
11,181	Teradata Corp.*	513,432
74,598	Texas Instruments, Inc.	3,353,926
11,370	Total System Services, Inc.	346,330
8,749	VeriSign, Inc.*	482,157
34,622	Visa, Inc., Class A	7,822,495
14,411	Western Digital Corp.	1,253,613
37,598	Western Union Co. (The)	629,015
78,888	Xerox Corp.	866,979
18,340	Xilinx, Inc.	957,348
64,329	Yahoo!, Inc.*	2,487,602
		212,738,024
	Materials — 2.5%

14,366	Air Products & Chemicals, Inc.	1,742,883
4,490	Airgas, Inc.	484,022
72,868	Alcoa, Inc.	855,470
7,425	Allegheny Technologies, Inc.	235,966
6,635	Avery Dennison Corp.	330,556
9,839	Ball Corp.	546,655
7,042	Bemis Co., Inc.	276,610
3,863	CF Industries Holdings, Inc.	969,227
10,390	Cliffs Natural Resources, Inc.	208,112
82,671	Dow Chemical Co. (The)	4,026,904
63,033	E.I. du Pont de Nemours & Co.	4,199,258
10,497	Eastman Chemical Co.	917,753
18,428	Ecolab, Inc.	1,985,617
9,051	FMC Corp.	698,556
70,709	Freeport-McMoRan Copper & Gold, Inc.	2,306,528
5,491	International Flavors & Fragrances, Inc.	515,001
30,235	International Paper Co.	1,478,189
29,767	LyondellBasell Industries N.V., Class A	2,621,877
12,092	MeadWestvaco Corp.	452,604
35,820	Monsanto Co.	3,940,916
23,206	Mosaic Co. (The)	1,133,845
33,982	Newmont Mining Corp.	790,421
21,649	Nucor Corp.	1,087,646

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
11,247	Owens-Illinois, Inc.*	$381,498
9,636	PPG Industries, Inc.	1,906,193
20,069	Praxair, Inc.	2,616,396
13,370	Sealed Air Corp.	455,115
5,816	Sherwin-Williams Co. (The)	1,165,992
8,108	Sigma-Aldrich Corp.	765,476
9,844	United States Steel Corp.	238,422
8,905	Vulcan Materials Co.	604,917
		39,938,625
	Telecommunication Services — 1.7%

358,902	AT&T, Inc.	11,459,741
40,305	CenturyLink, Inc.	1,259,934
68,030	Frontier Communications Corp.	331,986
280,768	Verizon Communications, Inc.	13,358,942
40,533	Windstream Holdings, Inc.	325,075
		26,735,678
	Utilities — 2.2%

44,686	AES Corp. (The)	609,964
8,139	AGL Resources, Inc.	382,859
16,513	Ameren Corp.	667,290
33,149	American Electric Power Co., Inc.	1,664,080
29,255	CenterPoint Energy, Inc.	691,881
18,177	CMS Energy Corp.	516,772
20,019	Consolidated Edison, Inc.	1,122,065
39,465	Dominion Resources, Inc.	2,738,871
12,095	DTE Energy Co.	867,937
48,070	Duke Energy Corp.	3,407,202
22,228	Edison International	1,164,080
12,152	Entergy Corp.	775,541
58,310	Exelon Corp.	1,773,207
28,446	FirstEnergy Corp.	875,568
5,409	Integrys Energy Group, Inc.	309,773
29,382	NextEra Energy, Inc.	2,685,221
21,283	NiSource, Inc.	741,074
21,526	Northeast Utilities	956,831
22,054	NRG Energy, Inc.	641,110
13,990	ONEOK, Inc.	827,369
17,027	Pepco Holdings, Inc.	347,181
30,553	PG&E Corp.	1,346,165
7,554	Pinnacle West Capital Corp.	420,380
42,912	PPL Corp.	1,385,628
34,464	Public Service Enterprise Group, Inc.	1,263,450
9,586	SCANA Corp.	474,507
15,485	Sempra Energy	1,462,868
60,024	Southern Co. (The)	2,542,016
13,866	TECO Energy, Inc.	232,671
15,380	Wisconsin Energy Corp.	676,105
33,950	Xcel Energy, Inc.	1,028,345
		34,598,011
	Total Common Stocks (Cost $1,132,004,780)	1,134,512,229

Principal Amount
	U.S. Government & Agency Securities (a) — 19.5%
	Federal Home Loan Bank
$9,338,131	0.00%, due 03/03/14	9,338,131
	U.S. Treasury Bills
98,328,000	0.00%, due 03/13/14	$98,326,689
6,020,000	0.00%, due 04/03/14	6,019,683
70,000,000	0.00%, due 04/24/14	69,991,075
100,000,000	0.00%, due 05/08/14	99,990,400
22,127,000	0.00%, due 05/29/14	22,124,522
	Total U.S. Government & Agency Securities (Cost $305,782,231)	305,790,500

	Repurchase Agreements (a)(b) — 9.2%
144,733,715	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $144,734,250	144,733,715
	Total Repurchase Agreements (Cost $144,733,715)	144,733,715

	Total Investment Securities (Cost $1,582,520,726) — 100.8%	1,585,036,444
	Liabilities in excess of other assets — (0.8%)	(12,318,418)
	Net Assets — 100.0%	$1,572,718,026

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $185,421,141.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                Real Estate Investment Trust

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,103,707
Aggregate gross unrealized depreciation	(48,528,268)
Net unrealized appreciation	$1,575,439
Federal income tax cost of investments	$1,583,461,005

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,074	03/21/14	$99,788,025	$3,806,773

Cash collateral in the amount of $5,074,657 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Bank of America, N.A., based on the S&P 500® Index	0.51%	11/06/15	$146,667,280	$(833,663)

Equity Index Swap Agreement with Citibank, N.A., based on the S&P 500® Index	0.47%	01/06/15	87,016,671	(7,912,484)

Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	0.46%	11/06/15	336,338,307	15,687,321

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	0.32%	11/06/15	309,785,026	7,760,930

Equity Index Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P 500® ETF Trust	0.20%	11/06/15	542,047,607	10,194,857

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	0.62%	11/06/14	65,346,558	(3,796,849)

Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR® S&P 500® ETF Trust	0.53%	11/06/14	56,530,530	(11,915,574)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P 500® Index	0.56%	11/06/15	71,863,027	9,232,960

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	0.56%	11/06/15	56,114,685	3,788,683

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	0.51%	01/06/15	239,448,327	5,947,093

				$28,153,274

See accompanying notes to schedules of portfolio investments.

Ultra QQQ®

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 54.0%
	Consumer Discretionary — 11.1%

46,634	Amazon.com, Inc.*	$16,886,171
21,878	Bed Bath & Beyond, Inc.*	1,483,766
10,609	Charter Communications, Inc., Class A*	1,344,903
217,630	Comcast Corp., Class A	11,249,295
53,532	DIRECTV*	4,154,083
14,927	Discovery Communications, Inc., Class A*	1,243,718
22,349	DISH Network Corp., Class A*	1,315,015
21,201	Dollar Tree, Inc.*	1,161,179
11,976	Expedia, Inc.	940,475
19,889	Garmin Ltd.	1,067,244
22,578	Liberty Global PLC, Class A*	1,954,126
48,852	Liberty Interactive Corp., Class A*	1,426,478
10,633	Liberty Media Corp.*	1,458,422
30,517	Marriott International, Inc., Class A	1,654,937
34,480	Mattel, Inc.	1,286,449
6,037	Netflix, Inc.*	2,690,268
1	News Corp., Class A*	18
10,934	O’Reilly Automotive, Inc.*	1,649,394
5,239	priceline.com, Inc.*	7,066,573
22,076	Ross Stores, Inc.	1,607,133
625,091	Sirius XM Holdings, Inc.*	2,256,578
66,597	Staples, Inc.	905,053
76,777	Starbucks Corp.	5,448,096
12,490	Tesla Motors, Inc.*	3,057,677
14,221	Tractor Supply Co.	1,003,434
13,169	TripAdvisor, Inc.*	1,320,061
151,118	Twenty-First Century Fox, Inc., Class A	5,068,498
40,229	Viacom, Inc., Class B	3,529,290
10,306	Wynn Resorts Ltd.	2,499,102
		86,727,436
	Consumer Staples — 2.5%

44,514	Costco Wholesale Corp.	5,199,235
15,183	Green Mountain Coffee Roasters, Inc.	1,666,790
60,708	Kraft Foods Group, Inc.	3,355,331
178,677	Mondelez International, Inc., Class A	6,080,378
17,083	Monster Beverage Corp.*	1,264,142
37,914	Whole Foods Market, Inc.	2,049,252
		19,615,128
	Health Care — 8.0%

19,976	Alexion Pharmaceuticals, Inc.*	3,531,757
76,831	Amgen, Inc.	9,528,580
24,066	Biogen Idec, Inc.*	8,198,805
21,018	Catamaran Corp.*	947,491
41,982	Celgene Corp.*	6,748,606
34,972	Cerner Corp.*	2,146,232
82,096	Express Scripts Holding Co.*	6,182,650
156,219	Gilead Sciences, Inc.*	12,933,371
8,747	Henry Schein, Inc.*	1,041,243
12,877	Illumina, Inc.*	2,208,277
3,878	Intuitive Surgical, Inc.*	1,725,051
39,006	Mylan, Inc.*	2,167,563
9,922	Regeneron Pharmaceuticals, Inc.*	3,299,065
23,815	Vertex Pharmaceuticals, Inc.*	1,925,681
		62,584,372
	Industrials — 1.0%

15,449	C.H. Robinson Worldwide, Inc.	801,185
20,945	Expeditors International of Washington, Inc.	827,537
30,232	Fastenal Co.	1,426,648
36,075	PACCAR, Inc.	2,375,178
8,732	Stericycle, Inc.*	995,448
17,140	Verisk Analytics, Inc., Class A*	1,092,075
		7,518,071
	Information Technology — 30.6%

70,851	Activision Blizzard, Inc.	1,370,967
50,929	Adobe Systems, Inc.*	3,494,239
18,234	Akamai Technologies, Inc.*	1,114,644
32,717	Altera Corp.	1,187,954
31,690	Analog Devices, Inc.	1,610,486
91,666	Apple, Inc.	48,238,316
122,545	Applied Materials, Inc.	2,323,453
22,932	Autodesk, Inc.*	1,203,013
49,048	Automatic Data Processing, Inc.	3,814,953
25,215	Avago Technologies Ltd.	1,555,766
28,075	Baidu, Inc. (ADR)*	4,798,860
52,774	Broadcom Corp., Class A	1,568,443
45,976	CA, Inc.	1,540,196
20,013	Check Point Software Technologies Ltd.*	1,349,277
544,718	Cisco Systems, Inc.	11,874,852
18,990	Citrix Systems, Inc.*	1,140,350
30,819	Cognizant Technology Solutions Corp., Class A*	3,207,025
131,895	eBay, Inc.*	7,751,469
5,071	Equinix, Inc.*	963,287
7,907	F5 Networks, Inc.*	888,272
190,930	Facebook, Inc., Class A*	13,071,068
26,279	Fiserv, Inc.*	1,525,496
28,193	Google, Inc., Class A*	34,272,821
506,450	Intel Corp.	12,539,702
29,026	Intuit, Inc.	2,268,382
16,978	KLA-Tencor Corp.	1,106,117
23,857	Linear Technology Corp.	1,117,462
28,789	Maxim Integrated Products, Inc.	941,688
107,164	Micron Technology, Inc.*	2,592,297
850,498	Microsoft Corp.	32,582,578
34,723	NetApp, Inc.	1,403,156
57,923	NVIDIA Corp.	1,064,625
25,081	NXP Semiconductor N.V.*	1,410,305
37,206	Paychex, Inc.	1,553,723
172,121	QUALCOMM, Inc.	12,958,990
23,014	SanDisk Corp.	1,709,940
33,228	Seagate Technology PLC	1,734,169
70,912	Symantec Corp.	1,523,190
111,515	Texas Instruments, Inc.	5,013,714
24,098	Western Digital Corp.	2,096,285
27,336	Xilinx, Inc.	1,426,939
103,352	Yahoo!, Inc.*	3,996,622
		238,905,091
	Materials — 0.1%

12,192	Sigma-Aldrich Corp.	1,151,047

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Telecommunication Services — 0.7%

13,080	SBA Communications Corp., Class A*	$1,244,823
4	Verizon Communications, Inc.	194
168,317	VimpelCom Ltd. (ADR)	1,710,101
54,879	Vodafone Group PLC (ADR)	2,281,303
		5,236,421
	Total Common Stocks (Cost $399,839,249)	421,737,566

Principal Amount
	U.S. Government & Agency Securities (a) — 18.5%
	Federal Home Loan Bank
$16,505,931	0.00%, due 03/03/14	16,505,931
	U.S. Treasury Bills
10,000,000	0.00%, due 03/13/14	9,999,893
15,000,000	0.00%, due 04/03/14	14,999,209
10,000,000	0.00%, due 04/24/14	9,998,688
25,000,000	0.00%, due 05/08/14	24,997,600
68,000,000	0.00%, due 07/10/14	67,988,712
	Total U.S. Government & Agency Securities (Cost $144,485,250)	144,490,033

	Repurchase Agreements (a)(b) — 19.1%
149,761,687	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $149,762,259	149,761,687
	Total Repurchase Agreements (Cost $149,761,687)	149,761,687

	Total Investment Securities (Cost $694,086,186) — 91.6%	715,989,286
	Other assets less liabilities — 8.4%	66,078,190
	Net Assets — 100.0%	$782,067,476

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $70,306,234.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR                                   American Depositary Receipt

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,668,566
Aggregate gross unrealized depreciation	(11,943,542)
Net unrealized appreciation	$21,725,024
Federal income tax cost of investments	$694,264,262

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	1,081	03/21/14	$79,934,545	$3,166,761

Cash collateral in the amount of $3,354,001 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra QQQ® had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100 Index®	0.47%	02/06/15	$178,611,959	$8,507,941

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100 Index®	0.46%	11/06/15	130,735,259	10,853,913

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100 Index®	0.47%	11/06/15	234,866,320	11,876,624

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index®	0.62%	11/06/14	12,914,658	857,731

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the NASDAQ-100 Index®	0.61%	11/06/15	2,270,884	1,434,652

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100 Index®	0.56%	11/06/15	53,281,832	2,904,779

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index®	0.51%	01/06/15	82,930,294	4,446,581

Swap Agreement with Deutsche Bank AG, based on the PowerShares QQQ TrustSM, Series 1	0.27%	11/06/15	102,159,110	5,411,460

Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ TrustSM, Series 1	0.42%	11/06/14	47,844,935	2,275,887

Swap Agreement with Morgan Stanley & Co. International PLC, based on the PowerShares QQQ TrustSM, Series 1	0.56%	11/06/15	216,872,277	12,381,232

				$60,950,800

See accompanying notes to schedules of portfolio investments.

Ultra Dow30SM

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 61.4%
	Consumer Discretionary — 8.1%

73,136	Home Depot, Inc. (The)	$5,999,346
73,136	McDonald’s Corp.	6,958,891
73,136	NIKE, Inc., Class B	5,726,549
73,136	Walt Disney Co. (The)	5,910,120
		24,594,906
	Consumer Staples — 4.6%

73,136	Coca-Cola Co. (The)	2,793,795
73,136	Procter & Gamble Co. (The)	5,752,878
73,136	Wal-Mart Stores, Inc.	5,463,259
		14,009,932
	Energy — 5.1%

73,136	Chevron Corp.	8,434,775
73,136	Exxon Mobil Corp.	7,040,803
		15,475,578
	Financials — 9.6%

73,136	American Express Co.	6,675,854
73,136	Goldman Sachs Group, Inc. (The)	12,173,487
73,136	JPMorgan Chase & Co.	4,155,588
73,136	Travelers Cos., Inc. (The)	6,131,722
		29,136,651
	Health Care — 6.3%

73,136	Johnson & Johnson	6,737,288
73,136	Merck & Co., Inc.	4,168,021
73,136	Pfizer, Inc.	2,348,397
73,136	UnitedHealth Group, Inc.	5,651,219
		18,904,925
	Industrials — 12.2%

73,136	3M Co.	9,853,613
73,136	Boeing Co. (The)	9,428,693
73,136	Caterpillar, Inc.	7,091,998
73,136	General Electric Co.	1,862,774
73,136	United Technologies Corp.	8,558,375
		36,795,453
	Information Technology — 12.0%

73,136	Cisco Systems, Inc.	1,594,365
73,136	Intel Corp.	1,810,847
73,136	International Business Machines Corp.	13,542,593
73,136	Microsoft Corp.	2,801,840
73,136	Visa, Inc., Class A	16,524,348
		36,273,993
	Materials — 1.6%

73,136	E.I. du Pont de Nemours & Co.	4,872,320

	Telecommunication Services — 1.9%

73,136	AT&T, Inc.	2,335,232
73,136	Verizon Communications, Inc.	3,479,811
		5,815,043
	Total Common Stocks (Cost $171,772,276)	185,878,801

Principal Amount
	U.S. Government & Agency Securities (a) — 14.3%
	Federal Home Loan Bank
$6,303,651	0.00%, due 03/03/14	6,303,651
	U.S. Treasury Bills
5,000,000	0.00%, due 03/20/14	4,999,914
4,000,000	0.00%, due 04/24/14	3,999,475
12,000,000	0.00%, due 05/08/14	11,998,848
16,000,000	0.00%, due 05/15/14	15,999,264
	Total U.S. Government & Agency Securities (Cost $43,300,091)	43,301,152

	Repurchase Agreements (a)(b) — 19.1%
57,701,652	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $57,701,873	57,701,652
	Total Repurchase Agreements (Cost $57,701,652)	57,701,652

	Total Investment Securities (Cost $272,774,019) — 94.8%	286,881,605
	Other assets less liabilities — 5.2%	15,870,863
	Net Assets — 100.0%	$302,752,468

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $39,076,274.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,221,353
Aggregate gross unrealized depreciation	(2,113,767)
Net unrealized appreciation	$14,107,586
Federal income tax cost of investments	$272,774,019

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	560	03/21/14	$45,687,600	$1,025,762

Cash collateral in the amount of $2,005,041 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones Industrial AverageSM Index	0.61%	11/06/15	$2,437,550	$253,338

Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	0.47%	02/06/15	12,362,830	18,002

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	0.46%	11/06/15	108,442,094	2,467,662

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	0.22%	11/06/15	89,844,452	2,162,267

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	0.72%	11/06/14	3,537,355	171,617

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	0.56%	11/06/15	8,420,615	941,838

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	0.51%	01/06/15	31,961,858	723,651

Swap Agreement with Deutsche Bank AG, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	0.17%	11/06/15	116,800,781	6,547,022

				$13,285,397

See accompanying notes to schedules of portfolio investments.

Ultra MidCap400

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 72.0%
	Consumer Discretionary — 9.4%

5,718	Aaron’s, Inc.	$175,714
5,727	Abercrombie & Fitch Co., Class A	226,961
5,460	Advance Auto Parts, Inc.	695,386
4,443	AMC Networks, Inc., Class A*	337,757
12,718	American Eagle Outfitters, Inc.	184,793
3,442	Ann, Inc.*	122,707
7,483	Apollo Education Group, Inc.*	249,408
9,652	Ascena Retail Group, Inc.*	176,535
2,921	Bally Technologies, Inc.*	197,898
4,370	Big Lots, Inc.*	129,133
2,045	Bob Evans Farms, Inc.	105,808
5,025	Brinker International, Inc.	276,375
6,818	Brunswick Corp.	305,378
3,493	Cabela’s, Inc.*	231,656
4,088	Carter’s, Inc.	307,949
3,607	Cheesecake Factory, Inc. (The)	171,405
11,904	Chico’s FAS, Inc.	196,773
7,781	Cinemark Holdings, Inc.	228,917
5,667	CST Brands, Inc.	184,348
2,589	Deckers Outdoor Corp.*	192,492
4,268	DeVry Education Group, Inc.	179,299
7,638	Dick’s Sporting Goods, Inc.	409,931
4,177	Domino’s Pizza, Inc.	330,234
5,339	DreamWorks Animation SKG, Inc., Class A*	159,689
11,132	Foot Locker, Inc.	464,316
10,850	Gentex Corp.	340,365
4,454	Guess?, Inc.	135,134
7,430	Hanesbrands, Inc.	544,470
2,497	HSN, Inc.	143,203
2,092	International Speedway Corp., Class A	70,563
22,836	J.C. Penney Co., Inc.*	166,246
8,967	Jarden Corp.*	551,201
3,473	John Wiley & Sons, Inc., Class A	201,538
6,219	KB Home	126,868
4,895	Lamar Advertising Co., Class A*	262,421
2,941	Life Time Fitness, Inc.*	138,815
22,536	LKQ Corp.*	628,529
2,045	Matthews International Corp., Class A	83,906
2,931	MDC Holdings, Inc.	91,418
2,781	Meredith Corp.	130,151
3,329	Murphy USA, Inc.*	135,024
9,431	New York Times Co. (The), Class A	154,857
314	NVR, Inc.*	374,288
35,779	Office Depot, Inc.*	176,390
2,006	Panera Bread Co., Class A*	363,728
4,829	Polaris Industries, Inc.	647,231
4,012	Rent-A-Center, Inc.	100,862
3,641	Scientific Games Corp., Class A*	48,789
15,890	Service Corp. International	296,984
6,013	Signet Jewelers Ltd.	574,542
5,151	Sotheby’s	242,149
4,534	Tempur Sealy International, Inc.*	235,179
3,356	Thor Industries, Inc.	187,970
11,915	Toll Brothers, Inc.*	464,804
3,798	Tupperware Brands Corp.	298,523
6,018	Under Armour, Inc., Class A*	680,937
19,536	Wendy’s Co. (The)	187,155
6,672	Williams-Sonoma, Inc.	388,577
		15,413,679
	Consumer Staples — 2.9%

10,409	Church & Dwight Co., Inc.	707,604
7,077	Dean Foods Co.*	104,669
4,668	Energizer Holdings, Inc.	454,383
13,131	Flowers Foods, Inc.	270,105
9,831	Green Mountain Coffee Roasters, Inc.	1,079,247
3,582	Hain Celestial Group, Inc. (The)*	319,873
9,222	Hillshire Brands Co. (The)	346,286
5,748	Ingredion, Inc.	378,448
1,452	Lancaster Colony Corp.	130,970
2,451	Post Holdings, Inc.*	140,001
14,783	SUPERVALU, Inc.*	95,646
1,564	Tootsie Roll Industries, Inc.	45,499
3,709	United Natural Foods, Inc.*	268,458
1,740	Universal Corp.	100,311
13,001	WhiteWave Foods Co. (The), Class A*	367,928
		4,809,428
	Energy — 4.0%

16,564	Alpha Natural Resources, Inc.*	88,949
4,322	Atwood Oceanics, Inc.*	204,820
3,672	Bill Barrett Corp.*	93,049
1,488	CARBO Ceramics, Inc.	184,586
6,511	Cimarex Energy Co.	753,388
5,719	Dresser-Rand Group, Inc.*	310,713
3,051	Dril-Quip, Inc.*	328,166
5,449	Energen Corp.	438,318
6,303	Gulfport Energy Corp.*	416,628
7,376	Helix Energy Solutions Group, Inc.*	174,369
14,896	HollyFrontier Corp.	678,811
8,111	Oceaneering International, Inc.	580,585
4,135	Oil States International, Inc.*	392,494
10,812	Patterson-UTI Energy, Inc.	314,737
4,593	Rosetta Resources, Inc.*	203,791
5,022	SM Energy Co.	370,373
11,956	Superior Energy Services, Inc.	353,778
3,717	Tidewater, Inc.	181,092
3,276	Unit Corp.*	201,146
5,417	World Fuel Services Corp.	243,873
		6,513,666
	Financials — 16.4%

3,972	Affiliated Managers Group, Inc.*	746,935
3,200	Alexander & Baldwin, Inc.	133,184
5,370	Alexandria Real Estate Equities, Inc. (REIT)	389,056
1,257	Alleghany Corp.*	484,574
7,855	American Campus Communities, Inc. (REIT)	290,164
5,359	American Financial Group, Inc./OH	306,320
9,861	Arthur J. Gallagher & Co.	455,578
4,920	Aspen Insurance Holdings Ltd.	184,795
12,184	Associated Banc-Corp	203,351
6,300	Astoria Financial Corp.	86,310
6,281	BancorpSouth, Inc.	150,304
3,338	Bank of Hawaii Corp.	195,106
14,402	BioMed Realty Trust, Inc. (REIT)	297,833
5,786	BRE Properties, Inc. (REIT)	357,401
8,940	Brown & Brown, Inc.	269,094
6,395	Camden Property Trust (REIT)	426,547

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5,512	Cathay General Bancorp	$140,060
6,537	CBOE Holdings, Inc.	353,194
3,548	City National Corp./CA	265,497
6,108	Commerce Bancshares, Inc./MO	272,783
6,551	Corporate Office Properties Trust (REIT)	174,715
8,685	Corrections Corp. of America (REIT)	289,645
3,946	Cullen/Frost Bankers, Inc.	294,529
24,423	Duke Realty Corp. (REIT)	410,306
10,744	East West Bancorp, Inc.	383,453
9,097	Eaton Vance Corp.	344,230
4,744	Equity One, Inc. (REIT)	110,061
2,851	Essex Property Trust, Inc. (REIT)	476,830
3,591	Everest Re Group Ltd.	535,921
8,244	Extra Space Storage, Inc. (REIT)	404,780
4,876	Federal Realty Investment Trust (REIT)	542,748
7,061	Federated Investors, Inc., Class B	193,471
20,557	Fidelity National Financial, Inc., Class A	679,614
7,924	First American Financial Corp.	213,473
17,716	First Horizon National Corp.	212,061
26,535	First Niagara Financial Group, Inc.	240,672
12,373	FirstMerit Corp.	256,863
14,427	Fulton Financial Corp.	177,596
1,957	Greenhill & Co., Inc.	104,249
6,155	Hancock Holding Co.	212,101
3,288	Hanover Insurance Group, Inc. (The)	193,466
7,512	HCC Insurance Holdings, Inc.	329,777
6,740	Highwoods Properties, Inc. (REIT)	254,165
4,265	Home Properties, Inc. (REIT)	251,379
11,120	Hospitality Properties Trust (REIT)	294,680
4,282	International Bancshares Corp.	99,257
11,200	Janus Capital Group, Inc.	125,328
3,331	Jones Lang LaSalle, Inc.	410,379
3,840	Kemper Corp.	148,915
6,152	Kilroy Realty Corp. (REIT)	353,863
10,989	Liberty Property Trust (REIT)	420,439
6,599	Mack-Cali Realty Corp. (REIT)	146,828
2,719	Mercury General Corp.	123,171
5,606	Mid-America Apartment Communities, Inc. (REIT)	379,190
8,876	MSCI, Inc.*	387,970
9,135	National Retail Properties, Inc. (REIT)	327,855
33,050	New York Community Bancorp, Inc.	528,139
18,126	Old Republic International Corp.	282,041
9,185	Omega Healthcare Investors, Inc. (REIT)	293,553
3,038	Potlatch Corp. (REIT)	120,426
4,110	Primerica, Inc.	184,210
4,252	Prosperity Bancshares, Inc.	269,194
5,890	Protective Life Corp.	307,105
9,240	Raymond James Financial, Inc.	487,687
9,465	Rayonier, Inc. (REIT)	445,707
15,452	Realty Income Corp. (REIT)	686,378
6,921	Regency Centers Corp. (REIT)	351,379
5,292	Reinsurance Group of America, Inc.	407,431
3,329	RenaissanceRe Holdings Ltd.	317,953
10,743	SEI Investments Co.	360,643
14,106	Senior Housing Properties Trust (REIT)	314,564
3,545	Signature Bank/NY*	464,147
7,111	SL Green Realty Corp. (REIT)	706,336
3,298	StanCorp Financial Group, Inc.	218,262
3,423	SVB Financial Group*	430,990
72,885	Synovus Financial Corp.	253,640
4,764	Taubman Centers, Inc. (REIT)	335,624
12,359	TCF Financial Corp.	199,227
5,037	Trustmark Corp.	121,543
18,797	UDR, Inc. (REIT)	485,151
14,965	Valley National Bancorp	150,847
8,201	W. R. Berkley Corp.	338,209
6,403	Waddell & Reed Financial, Inc., Class A	446,289
7,630	Washington Federal, Inc.	171,065
6,773	Webster Financial Corp.	209,760
8,410	Weingarten Realty Investors (REIT)	256,505
1,996	Westamerica Bancorp.	100,359
		26,756,430
	Health Care — 6.9%

5,299	Align Technology, Inc.*	277,297
11,906	Allscripts Healthcare Solutions, Inc.*	221,094
1,506	Bio-Rad Laboratories, Inc., Class A*	195,358
3,607	Charles River Laboratories International, Inc.*	214,292
8,496	Community Health Systems, Inc.*	352,669
3,669	Cooper Cos., Inc. (The)	470,403
4,211	Covance, Inc.*	436,091
5,552	Cubist Pharmaceuticals, Inc.*	441,495
10,237	Endo Health Solutions, Inc.*	817,117
5,960	Health Net, Inc.*	202,938
6,436	Henry Schein, Inc.*	766,142
4,398	Hill-Rom Holdings, Inc.	166,376
6,617	HMS Holdings Corp.*	135,384
20,475	Hologic, Inc.*	445,946
3,890	IDEXX Laboratories, Inc.*	489,751
3,525	LifePoint Hospitals, Inc.*	191,231
4,325	Mallinckrodt PLC*	292,759
3,857	Masimo Corp.*	98,546
7,541	MEDNAX, Inc.*	458,644
2,225	Mettler-Toledo International, Inc.*	546,816
7,720	Omnicare, Inc.	454,708
4,732	Owens & Minor, Inc.	164,295
10,651	ResMed, Inc.	468,857
4,715	Salix Pharmaceuticals Ltd.*	508,843
4,124	Sirona Dental Systems, Inc.*	290,577
4,413	STERIS Corp.	203,660
2,487	Techne Corp.	220,945
3,085	Teleflex, Inc.	314,639
4,271	Thoratec Corp.*	158,625
3,464	United Therapeutics Corp.*	351,319
6,704	Universal Health Services, Inc., Class B	538,197
6,653	VCA Antech, Inc.*	206,043
3,276	WellCare Health Plans, Inc.*	202,522
		11,303,579
	Industrials — 12.1%

5,744	A. O. Smith Corp.	285,477
3,218	Acuity Brands, Inc.	453,899
7,361	AECOM Technology Corp.*	235,110

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
6,788	AGCO Corp.	$356,234
5,210	Alaska Air Group, Inc.	451,395
2,387	Alliant Techsystems, Inc.	321,744
7,383	B/E Aerospace, Inc.*	622,018
3,618	Brink’s Co. (The)	110,023
4,768	Carlisle Cos., Inc.	378,198
3,754	CLARCOR, Inc.	217,469
4,138	Clean Harbors, Inc.*	195,562
4,265	Con-way, Inc.	162,667
8,376	Copart, Inc.*	305,138
2,520	Corporate Executive Board Co. (The)	188,446
3,662	Crane Co.	261,540
3,786	Deluxe Corp.	191,117
10,085	Donaldson Co., Inc.	432,042
2,352	Esterline Technologies Corp.*	253,310
14,117	Exelis, Inc.	288,410
12,460	Fortune Brands Home & Security, Inc.	582,380
3,015	FTI Consulting, Inc.*	88,008
3,463	GATX Corp.	224,714
3,730	General Cable Corp.	114,809
3,809	Genesee & Wyoming, Inc., Class A*	376,786
4,590	Graco, Inc.	358,158
2,710	Granite Construction, Inc.	99,620
6,047	Harsco Corp.	151,901
4,422	Herman Miller, Inc.	124,612
3,392	HNI Corp.	120,586
4,032	Hubbell, Inc., Class B	481,985
3,701	Huntington Ingalls Industries, Inc.	375,022
6,081	IDEX Corp.	456,501
6,799	ITT Corp.	298,476
6,891	J.B. Hunt Transport Services, Inc.	495,256
16,298	JetBlue Airways Corp.*	143,911
11,105	KBR, Inc.	306,720
5,879	Kennametal, Inc.	257,148
4,256	Kirby Corp.*	445,220
3,427	Landstar System, Inc.	197,772
3,414	Lennox International, Inc.	313,678
6,118	Lincoln Electric Holdings, Inc.	458,667
5,922	Manpowergroup, Inc.	462,864
3,211	Matson, Inc.	77,449
2,370	Mine Safety Appliances Co.	121,937
3,613	MSC Industrial Direct Co., Inc., Class A	311,910
4,526	Nordson Corp.	331,122
5,232	Old Dominion Freight Line, Inc.*	278,552
6,476	Oshkosh Corp.	374,507
14,820	R.R. Donnelley & Sons Co.	283,507
3,379	Regal-Beloit Corp.	248,999
4,812	Rollins, Inc.	143,686
3,400	SPX Corp.	366,112
8,351	Terex Corp.	371,870
5,959	Timken Co. (The)	359,685
4,839	Towers Watson & Co., Class A	527,935
5,854	Trinity Industries, Inc.	420,376
3,902	Triumph Group, Inc.	254,410
6,989	United Rentals, Inc.*	617,408
5,614	URS Corp.	261,051
6,832	UTi Worldwide, Inc.	67,227
2,008	Valmont Industries, Inc.	292,425
7,220	Wabtec Corp.	573,051
9,262	Waste Connections, Inc.	400,767
2,030	Watsco, Inc.	199,711
3,425	Werner Enterprises, Inc.	88,536
4,543	Woodward, Inc.	198,029
		19,814,855
	Information Technology — 11.6%

7,166	3D Systems Corp.*	544,329
2,890	ACI Worldwide, Inc.*	173,487
5,631	Acxiom Corp.*	209,642
4,325	ADTRAN, Inc.	113,315
46,114	Advanced Micro Devices, Inc.*	171,083
3,022	Advent Software, Inc.	92,775
6,946	ANSYS, Inc.*	580,130
5,883	AOL, Inc.*	257,558
7,552	Arrow Electronics, Inc.*	427,670
31,925	Atmel Corp.*	257,316
10,313	Avnet, Inc.	448,925
8,935	Broadridge Financial Solutions, Inc.	337,386
21,571	Cadence Design Systems, Inc.*	330,683
7,732	Ciena Corp.*	189,975
3,332	CommVault Systems, Inc.*	229,508
16,236	Compuware Corp.	177,784
3,530	Concur Technologies, Inc.*	435,779
7,625	Convergys Corp.	156,084
4,704	Conversant, Inc.*	116,941
7,026	CoreLogic, Inc.*	229,048
9,049	Cree, Inc.*	555,880
10,421	Cypress Semiconductor Corp.*	102,022
4,786	Diebold, Inc.	178,949
2,213	DST Systems, Inc.	207,978
3,732	Equinix, Inc.*	708,931
3,005	FactSet Research Systems, Inc.	316,396
2,591	Fair Isaac Corp.	139,214
9,521	Fairchild Semiconductor International, Inc.*	134,056
10,293	Fortinet, Inc.*	238,283
6,910	Gartner, Inc.*	480,660
5,464	Global Payments, Inc.	384,283
8,135	Informatica Corp.*	338,091
11,556	Ingram Micro, Inc., Class A*	340,324
10,337	Integrated Device Technology, Inc.*	121,873
3,088	InterDigital, Inc.	94,184
5,330	International Rectifier Corp.*	143,644
9,572	Intersil Corp., Class A	121,756
2,935	Itron, Inc.*	102,725
6,416	Jack Henry & Associates, Inc.	372,962
17,455	JDS Uniphase Corp.*	240,530
6,376	Knowles Corp.*	204,988
5,460	Leidos Holdings, Inc.	243,844
4,655	Lexmark International, Inc., Class A	196,162
1,783	ManTech International Corp., Class A	52,188
7,303	Mentor Graphics Corp.	158,037
5,644	MICROS Systems, Inc.*	313,298
7,318	National Instruments Corp.	212,002
12,474	NCR Corp.*	424,740
4,694	NeuStar, Inc., Class A*	168,139
3,282	Plantronics, Inc.	145,655
10,715	Polycom, Inc.*	143,152
8,958	PTC, Inc.*	352,139
8,595	Rackspace Hosting, Inc.*	316,038
21,166	RF Micro Devices, Inc.*	149,855
12,138	Riverbed Technology, Inc.*	270,435
7,661	Rovi Corp.*	190,299

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,124	Science Applications International Corp.	$116,525
5,146	Semtech Corp.*	128,393
2,974	Silicon Laboratories, Inc.*	154,559
14,074	Skyworks Solutions, Inc.*	499,064
4,901	SolarWinds, Inc.*	226,328
5,162	Solera Holdings, Inc.	353,184
18,387	SunEdison, Inc.*	337,585
11,575	Synopsys, Inc.*	467,630
2,831	Tech Data Corp.*	163,066
14,364	Teradyne, Inc.*	291,302
11,490	TIBCO Software, Inc.*	250,367
19,329	Trimble Navigation Ltd.*	737,401
8,189	VeriFone Systems, Inc.*	237,072
10,157	Vishay Intertechnology, Inc.	143,620
2,914	WEX, Inc.*	282,133
3,768	Zebra Technologies Corp., Class A*	259,954
		18,991,313
	Materials — 5.1%

6,102	Albemarle Corp.	402,671
4,937	AptarGroup, Inc.	326,681
5,404	Ashland, Inc.	509,975
4,468	Cabot Corp.	241,898
3,971	Carpenter Technology Corp.	234,885
8,773	Commercial Metals Co.	169,758
2,510	Compass Minerals International, Inc.	214,228
2,658	Cytec Industries, Inc.	251,633
2,429	Domtar Corp.	269,085
3,743	Eagle Materials, Inc.	330,881
2,283	Greif, Inc., Class A	114,287
4,146	Intrepid Potash, Inc.*	61,402
10,579	Louisiana-Pacific Corp.*	198,779
3,467	Martin Marietta Materials, Inc.	422,905
2,581	Minerals Technologies, Inc.	138,084
855	NewMarket Corp.	316,068
5,965	Olin Corp.	156,223
7,352	Packaging Corp. of America	535,887
5,798	Reliance Steel & Aluminum Co.	401,685
5,400	Rock-Tenn Co., Class A	602,748
4,881	Royal Gold, Inc.	335,374
9,966	RPM International, Inc.	417,177
3,294	Scotts Miracle-Gro Co. (The), Class A	188,120
3,753	Sensient Technologies Corp.	196,770
3,280	Silgan Holdings, Inc.	158,129
7,643	Sonoco Products Co.	320,853
16,641	Steel Dynamics, Inc.	290,219
6,043	Valspar Corp. (The)	451,714
3,971	Worthington Industries, Inc.	158,284
		8,416,403
	Telecommunication Services — 0.3%

7,401	Telephone & Data Systems, Inc.	168,669
10,800	tw telecom, inc.*	330,588
		499,257
	Utilities — 3.3%

8,317	Alliant Energy Corp.	451,114
13,247	Aqua America, Inc.	333,692
7,414	Atmos Energy Corp.	341,785
3,335	Black Hills Corp.	189,128
4,532	Cleco Corp.	224,017
11,509	Great Plains Energy, Inc.	302,341
7,467	Hawaiian Electric Industries, Inc.	189,736
3,766	IDACORP, Inc.	211,611
14,156	MDU Resources Group, Inc.	480,738
6,274	National Fuel Gas Co.	471,303
14,877	OGE Energy Corp.	535,572
3,866	ONE Gas, Inc.*	131,367
5,971	PNM Resources, Inc.	156,142
13,124	Questar Corp.	311,695
8,553	UGI Corp.	382,234
6,174	Vectren Corp.	237,514
9,532	Westar Energy, Inc.	326,185
3,879	WGL Holdings, Inc.	155,897
		5,432,071
	Total Common Stocks (Cost $108,741,689)	117,950,681

Principal Amount
	U.S. Government & Agency Securities (a) — 17.4%
	Federal Home Loan Bank
$4,659,042	0.00%, due 03/03/14	4,659,042
	U.S. Treasury Bills
22,792,000	0.00%, due 04/10/14	22,790,594
271,000	0.00%, due 05/29/14	270,970
762,000	0.00%, due 07/03/14	761,880
	Total U.S. Government & Agency Securities (Cost $28,482,447)	28,482,486

	Repurchase Agreements (a)(b) — 39.3%
64,275,453	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $64,275,691	64,275,453
	Total Repurchase Agreements (Cost $64,275,453)	64,275,453

	Total Investment Securities (Cost $201,499,589) — 128.7%	210,708,620
	Liabilities in excess of other assets — (28.7%)	(46,999,000)
	Net Assets — 100.0%	$163,709,620

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $82,138,293.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,776,448
Aggregate gross unrealized depreciation	(2,877,365)
Net unrealized appreciation	$2,899,083
Federal income tax cost of investments	$207,809,537

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	170	03/21/14	$23,361,400	$1,061,418

Cash collateral in the amount of $1,136,429 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Bank of America, N.A., based on the S&P MidCap 400® Index	0.31%	11/06/15	$8,082,367	$(4,660,809)

Equity Index Swap Agreement with Citibank, N.A., based on the S&P MidCap 400® Index	0.32%	01/06/15	3,361,021	(17,319,350)

Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	0.36%	11/06/15	2,836,355	(2,617,036)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	0.22%	11/06/15	10,023,812	(11,331,566)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400® Index	0.52%	11/06/14	9,324,566	1,500,568

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P MidCap 400® Index	0.36%	11/06/15	38,427,966	1,749,805

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	0.54%	11/06/15	53,031,857	2,530,377

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400® Index	0.46%	01/06/15	8,892,203	(969,357)

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P MidCap 400® ETF Trust	0.12%	11/06/15	38,870,024	(6,538,352)

Swap Agreement with Goldman Sachs International, based on the SPDR® S&P MidCap 400® ETF Trust	0.27%	11/06/14	13,255,289	(10,200,119)

				$(47,855,839)

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 35.6%
	Consumer Discretionary — 4.7%

1,145	1-800-Flowers.com, Inc., Class A*	$6,023
839	A.H. Belo Corp., Class A	9,263
3,486	Aeropostale, Inc.*	25,587
2,574	American Apparel, Inc.*	1,854
2,986	American Axle & Manufacturing Holdings, Inc.*	57,719
782	American Public Education, Inc.*	27,698
358	America’s Car-Mart, Inc.*	12,974
2,096	Ann, Inc.*	74,722
586	Arctic Cat, Inc.	27,437
1,384	Asbury Automotive Group, Inc.*	70,363
628	Ascent Capital Group, Inc., Class A*	46,114
1,795	Barnes & Noble, Inc.*	34,392
482	Bassett Furniture Industries, Inc.	7,220
195	Beasley Broadcasting Group, Inc., Class A	1,751
1,115	Beazer Homes USA, Inc.*	25,857
1,546	bebe stores, inc.	9,384
747	Big 5 Sporting Goods Corp.	11,339
64	Biglari Holdings, Inc.*	28,735
1,096	BJ’s Restaurants, Inc.*	30,359
1,007	Black Diamond, Inc.*	10,654
2,457	Bloomin’ Brands, Inc.*	61,769
551	Blue Nile, Inc.*	19,390
413	Blyth, Inc.	4,039
1,176	Bob Evans Farms, Inc.	60,846
734	Body Central Corp.*	2,290
600	Bon-Ton Stores, Inc. (The)	6,516
3,086	Boyd Gaming Corp.*	35,859
870	Bravo Brio Restaurant Group, Inc.*	13,476
667	Bridgepoint Education, Inc.*	12,866
526	Bright Horizons Family Solutions, Inc.*	20,761
1,921	Brown Shoe Co., Inc.	47,218
4,018	Brunswick Corp.	179,966
1,241	Buckle, Inc. (The)	56,304
833	Buffalo Wild Wings, Inc.*	120,785
681	Burlington Stores, Inc.*	18,557
1,792	Caesars Entertainment Corp.*	46,520
3,158	Callaway Golf Co.	26,590
491	Capella Education Co.	32,642
2,451	Career Education Corp.*	18,113
1,024	Carmike Cinemas, Inc.*	30,464
698	Carriage Services, Inc.	14,260
1,051	Carrols Restaurant Group, Inc.*	7,462
1,224	Cato Corp. (The), Class A	34,358
310	Cavco Industries, Inc.*	24,319
3,401	Central European Media Enterprises Ltd., Class A*	16,121
2,369	Cheesecake Factory, Inc. (The)	112,575
1,026	Children’s Place Retail Stores, Inc. (The)*	55,578
1,613	Christopher & Banks Corp.*	10,743
611	Churchill Downs, Inc.	56,823
721	Chuy’s Holdings, Inc.*	28,703
687	Citi Trends, Inc.*	11,267
920	ClubCorp Holdings, Inc.	16,026
574	Columbia Sportswear Co.	47,694
997	Conn’s, Inc.*	35,693
639	Container Store Group, Inc. (The)*	22,883
2,814	Cooper Tire & Rubber Co.	70,153
510	Core-Mark Holding Co., Inc.	39,882
3,521	Corinthian Colleges, Inc.*	5,493
873	Cracker Barrel Old Country Store, Inc.	86,820
3,914	Crocs, Inc.*	59,610
1,539	Crown Media Holdings, Inc., Class A*	5,156
376	CSS Industries, Inc.	10,152
362	Culp, Inc.	6,979
3,844	Cumulus Media, Inc., Class A*	25,217
41	Daily Journal Corp.*	6,560
6,523	Dana Holding Corp.	141,419
475	Del Frisco’s Restaurant Group, Inc.*	12,369
4,077	Denny’s Corp.*	27,724
601	Destination Maternity Corp.	16,972
1,870	Destination XL Group, Inc.*	10,659
761	Dex Media, Inc.*	5,548
792	Diamond Resorts International, Inc.*	14,406
735	DineEquity, Inc.	61,556
476	Diversified Restaurant Holdings, Inc.*	2,275
1,121	Dorman Products, Inc.*	64,592
1,018	Drew Industries, Inc.	50,126
1,389	E.W. Scripps Co. (The), Class A*	27,252
1,073	Education Management Corp.*	6,374
287	Einstein Noah Restaurant Group, Inc.	4,282
1,062	Entercom Communications Corp., Class A*	10,503
2,449	Entravision Communications Corp., Class A	16,237
1,103	Ethan Allen Interiors, Inc.	27,718
434	EveryWare Global, Inc.*	2,396
3,792	Express, Inc.*	69,356
876	Federal-Mogul Corp.*	16,504
995	Fiesta Restaurant Group, Inc.*	49,979
2,187	Finish Line, Inc. (The), Class A	59,093
1,457	Five Below, Inc.*	56,153
218	Flexsteel Industries, Inc.	8,099
438	Fox Factory Holding Corp.*	7,315
1,956	Francesca’s Holdings Corp.*	38,279
1,631	Fred’s, Inc., Class A	32,506
823	FTD Cos., Inc.*	25,562
624	Fuel Systems Solutions, Inc.*	8,018
746	G-III Apparel Group Ltd.*	51,840
1,067	Genesco, Inc.*	79,225
1,485	Gentherm, Inc.*	41,996
840	Global Sources Ltd.*	5,704
394	Gordmans Stores, Inc.	2,502
2,017	Grand Canyon Education, Inc.*	95,606
2,234	Gray Television, Inc.*	26,249
966	Group 1 Automotive, Inc.	64,490
1,909	Harte-Hanks, Inc.	15,253
877	Haverty Furniture Cos., Inc.	25,565
1,417	Helen of Troy Ltd.*	92,544
382	Hemisphere Media Group, Inc.*	4,255
534	hhgregg, Inc.*	5,655
1,155	Hibbett Sports, Inc.*	66,216
2,441	Hillenbrand, Inc.	72,937
477	Hooker Furniture Corp.	7,203
932	Houghton Mifflin Harcourt Co.*	18,938
5,027	Hovnanian Enterprises, Inc., Class A*	30,514
1,502	HSN, Inc.	86,140
2,291	Iconix Brand Group, Inc.*	92,190
320	Ignite Restaurant Group, Inc.*	3,917
1,237	International Speedway Corp., Class A	41,724
1,749	Interval Leisure Group, Inc.	47,555
1,255	iRobot Corp.*	52,610
940	Isle of Capri Casinos, Inc.*	8,460
1,038	ITT Educational Services, Inc.*	32,209
1,861	Jack in the Box, Inc.*	106,914

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
854	JAKKS Pacific, Inc.	$6,115
742	Jamba, Inc.*	9,371
220	Johnson Outdoors, Inc., Class A	4,853
3,558	Jones Group, Inc. (The)	53,157
1,242	JoS. A. Bank Clothiers, Inc.*	77,103
1,959	Journal Communications, Inc., Class A*	17,964
204	JTH Holding, Inc., Class A*	5,161
1,207	K12, Inc.*	27,314
5,329	Kate Spade & Co.*	182,358
3,711	KB Home	75,704
619	Kirkland’s, Inc.*	10,944
2,909	Krispy Kreme Doughnuts, Inc.*	55,329
2,326	La-Z-Boy, Inc.	59,406
2,831	LeapFrog Enterprises, Inc.*	20,610
428	LGI Homes, Inc.*	7,276
933	Libbey, Inc.*	21,730
1,912	Life Time Fitness, Inc.*	90,246
2,847	LifeLock, Inc.*	56,684
454	Lifetime Brands, Inc.	7,600
1,066	Lincoln Educational Services Corp.	4,797
986	Lithia Motors, Inc., Class A	62,532
6,252	Live Nation Entertainment, Inc.*	141,858
578	Loral Space & Communications, Inc.*	45,674
886	Luby’s, Inc.*	5,626
1,220	Lumber Liquidators Holdings, Inc.*	130,882
1,074	M/I Homes, Inc.*	26,743
822	Marcus Corp. (The)	11,598
467	Marine Products Corp.	3,974
1,091	MarineMax, Inc.*	15,710
1,295	Marriott Vacations Worldwide Corp.*	67,910
1,083	Martha Stewart Living Omnimedia, Inc., Class A*	5,697
1,226	Matthews International Corp., Class A	50,303
597	Mattress Firm Holding Corp.*	26,023
2,700	McClatchy Co. (The), Class A*	14,337
1,735	MDC Holdings, Inc.	54,115
1,681	MDC Partners, Inc., Class A	37,806
871	Media General, Inc.*	16,523
2,108	Men’s Wearhouse, Inc. (The)	113,389
1,587	Meredith Corp.	74,272
1,722	Meritage Homes Corp.*	83,018
2,097	Modine Manufacturing Co.*	31,015
381	Monarch Casino & Resort, Inc.*	7,182
1,389	Monro Muffler Brake, Inc.	82,882
1,183	Morgans Hotel Group Co.*	9,464
785	Movado Group, Inc.	30,905
1,282	Multimedia Games Holding Co., Inc.*	42,338
209	NACCO Industries, Inc., Class A	12,254
121	Nathan’s Famous, Inc.*	6,048
2,678	National CineMedia, Inc.	41,134
1,378	Nautilus, Inc.*	11,561
1,278	New York & Co., Inc.*	5,662
5,731	New York Times Co. (The), Class A	94,103
1,304	Nexstar Broadcasting Group, Inc., Class A	55,655
274	Noodles & Co.*	10,908
1,272	Nutrisystem, Inc.	18,724
21,327	Office Depot, Inc.*	105,142
1,066	Orbitz Worldwide, Inc.*	10,298
4,256	Orient-Express Hotels Ltd., Class A*	65,542
1,128	Outerwall, Inc.*	79,783
497	Overstock.com, Inc.*	9,776
598	Oxford Industries, Inc.	46,799
2,051	Pacific Sunwear of California, Inc.*	5,866
1,423	Papa John’s International, Inc.	72,431
1,876	Penske Automotive Group, Inc.	81,212
2,362	Pep Boys-Manny Moe & Jack (The)*	29,738
548	Perry Ellis International, Inc.*	7,645
893	PetMed Express, Inc.	12,323
4,210	Pier 1 Imports, Inc.	79,653
2,593	Pinnacle Entertainment, Inc.*	63,010
2,069	Pool Corp.	120,954
1,061	Popeyes Louisiana Kitchen, Inc.*	42,504
383	Potbelly Corp.*	8,200
5,888	Quiksilver, Inc.*	45,926
443	R.G. Barry Corp.	8,204
4,428	RadioShack Corp.*	11,867
462	ReachLocal, Inc.*	4,888
774	Reading International, Inc., Class A*	5,743
629	Red Robin Gourmet Burgers, Inc.*	49,018
2,111	Regis Corp.	29,681
622	Remy International, Inc.	13,864
2,372	Rent-A-Center, Inc.	59,632
464	Rentrak Corp.*	29,747
786	Restoration Hardware Holdings, Inc.*	53,228
417	RetailMeNot, Inc.*	17,418
2,707	Ruby Tuesday, Inc.*	16,594
1,592	Ruth’s Hospitality Group, Inc.	19,677
2,049	Ryland Group, Inc. (The)	95,463
215	Saga Communications, Inc., Class A	10,516
461	Salem Communications Corp., Class A	4,190
1,174	Scholastic Corp.	41,419
2,121	Scientific Games Corp., Class A*	28,421
893	SEACOR Holdings, Inc.*	78,995
384	Sears Hometown and Outlet Stores, Inc.*	8,893
2,472	Select Comfort Corp.*	44,644
888	SFX Entertainment, Inc.*	7,628
271	Shiloh Industries, Inc.*	5,284
668	Shoe Carnival, Inc.	17,248
1,687	Shutterfly, Inc.*	92,043
3,039	Sinclair Broadcast Group, Inc., Class A	90,015
1,075	Sizmek, Inc.*	13,319
1,718	Skechers U.S.A., Inc., Class A*	57,948
801	Skullcandy, Inc.*	6,736
2,479	Smith & Wesson Holding Corp.*	28,508
1,730	Sonic Automotive, Inc., Class A	41,105
2,494	Sonic Corp.*	50,828
3,033	Sotheby’s	142,581
1,515	Spartan Motors, Inc.	8,590
517	Speedway Motorsports, Inc.	10,247
1,453	Stage Stores, Inc.	28,769
880	Standard Motor Products, Inc.	30,932
6,584	Standard Pacific Corp.*	59,980
1,229	Stein Mart, Inc.	16,702
652	Steiner Leisure Ltd.*	28,831
2,672	Steven Madden Ltd.*	97,394
358	Stock Building Supply Holdings, Inc.*	7,969
1,266	Stoneridge, Inc.*	13,939
480	Strayer Education, Inc.*	22,930
858	Sturm Ruger & Co., Inc.	54,689
1,032	Superior Industries International, Inc.	18,865

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
484	Systemax, Inc.*	$5,697
2,702	Tenneco, Inc.*	162,768
2,773	Texas Roadhouse, Inc.	73,346
820	Tile Shop Holdings, Inc.*	12,644
440	Tilly’s, Inc., Class A*	5,262
271	Tower International, Inc.*	6,959
1,067	Town Sports International Holdings, Inc.	9,688
470	Trans World Entertainment Corp.*	1,965
657	TRI Pointe Homes, Inc.*	11,971
1,903	Tuesday Morning Corp.*	29,763
2,127	Tumi Holdings, Inc.*	47,134
344	UCP, Inc., Class A*	5,470
663	Unifi, Inc.*	16,403
666	Universal Electronics, Inc.*	27,832
952	Universal Technical Institute, Inc.	12,881
1,595	Vail Resorts, Inc.	112,160
1,745	ValueVision Media, Inc., Class A*	9,755
961	Vera Bradley, Inc.*	25,467
511	Vince Holding Corp.*	13,797
976	Vitacost.com, Inc.*	7,271
1,348	Vitamin Shoppe, Inc.*	63,073
830	VOXX International Corp.*	10,790
303	WCI Communities, Inc.*	6,115
754	West Marine, Inc.*	9,410
3,952	Wet Seal, Inc. (The), Class A*	7,509
289	Weyco Group, Inc.	7,624
611	William Lyon Homes, Class A*	18,898
100	Winmark Corp.	7,904
1,247	Winnebago Industries, Inc.*	33,245
4,458	Wolverine World Wide, Inc.	117,513
1,278	World Wrestling Entertainment, Inc., Class A	29,292
1,366	Zagg, Inc.*	5,915
1,443	Zale Corp.*	31,356
938	Zumiez, Inc.*	22,287
		9,879,321
	Consumer Staples — 1.3%

128	Alico, Inc.	4,859
3,893	Alliance One International, Inc.*	10,472
1,246	Andersons, Inc. (The)	68,331
608	Annie’s, Inc.*	22,788
2,348	B&G Foods, Inc.	70,346
366	Boston Beer Co., Inc. (The), Class A*	86,651
2,643	Boulder Brands, Inc.*	39,751
543	Calavo Growers, Inc.	16,909
659	Cal-Maine Foods, Inc.	34,644
1,703	Casey’s General Stores, Inc.	116,638
1,860	Central Garden and Pet Co., Class A*	13,690
734	Chefs’ Warehouse, Inc. (The)*	17,066
2,064	Chiquita Brands International, Inc.*	22,580
207	Coca-Cola Bottling Co. Consolidated	15,657
469	Craft Brew Alliance, Inc.*	7,659
7,028	Darling International, Inc.*	141,825
989	Diamond Foods, Inc.*	28,404
1,139	Elizabeth Arden, Inc.*	34,819
697	Fairway Group Holdings Corp.*	5,437
263	Farmer Bros Co.*	5,544
966	Female Health Co. (The)	6,675
1,682	Fresh Del Monte Produce, Inc.	44,506
117	Griffin Land & Nurseries, Inc.	3,584
1,706	Hain Celestial Group, Inc. (The)*	152,346
1,467	Harbinger Group, Inc.*	16,650
525	Ingles Markets, Inc., Class A	12,327
729	Inter Parfums, Inc.	24,502
624	Inventure Foods, Inc.*	8,667
664	J&J Snack Foods Corp.	61,672
363	John B. Sanfilippo & Son, Inc.	8,803
822	Lancaster Colony Corp.	74,144
4,552	Lifevantage Corp.*	6,054
205	Lifeway Foods, Inc.	2,944
445	Limoneira Co.	9,372
613	Medifast, Inc.*	16,146
504	National Beverage Corp.*	10,604
394	Natural Grocers by Vitamin Cottage, Inc.*	16,052
484	Nature’s Sunshine Products, Inc.	7,313
380	Nutraceutical International Corp.*	9,952
214	Oil-Dri Corp. of America	7,105
885	Omega Protein Corp.*	9,620
266	Orchids Paper Products Co.	8,956
1,046	Pantry, Inc. (The)*	15,774
2,692	Pilgrim’s Pride Corp.*	47,191
1,451	Post Holdings, Inc.*	82,881
2,272	Prestige Brands Holdings, Inc.*	64,729
838	PriceSmart, Inc.	85,250
504	Revlon, Inc., Class A*	11,899
32,435	Rite Aid Corp.*	213,747
1,222	Roundy’s, Inc.	7,503
1,022	Sanderson Farms, Inc.	78,530
13	Seaboard Corp.*	32,955
362	Seneca Foods Corp., Class A*	10,961
2,112	Snyder’s-Lance, Inc.	57,214
1,627	Spartan Stores, Inc.	36,754
955	Spectrum Brands Holdings, Inc.	74,500
7,396	Star Scientific, Inc.*	6,582
9,017	SUPERVALU, Inc.*	58,340
802	Susser Holdings Corp.*	48,585
768	Synutra International, Inc.*	5,622
897	Tootsie Roll Industries, Inc.	26,109
1,610	TreeHouse Foods, Inc.*	114,729
2,191	United Natural Foods, Inc.*	158,585
1,037	Universal Corp.	59,783
267	USANA Health Sciences, Inc.*	19,536
2,808	Vector Group Ltd.	54,840
281	Village Super Market, Inc., Class A	7,702
687	WD-40 Co.	50,089
489	Weis Markets, Inc.	24,665
		2,737,119
	Energy — 1.9%

3,649	Abraxas Petroleum Corp.*	12,297
93	Adams Resources & Energy, Inc.	6,845
1,034	Alon USA Energy, Inc.	13,845
9,808	Alpha Natural Resources, Inc.*	52,669
1,164	Amyris, Inc.*	5,319
406	Apco Oil and Gas International, Inc.*	5,802
1,549	Approach Resources, Inc.*	34,496
9,428	Arch Coal, Inc.	42,992
807	Athlon Energy, Inc.*	29,988
1,329	Basic Energy Services, Inc.*	31,697
2,166	Bill Barrett Corp.*	54,886
383	Bolt Technology Corp.	7,702
1,307	Bonanza Creek Energy, Inc.*	65,311
5,233	BPZ Resources, Inc.*	10,780
1,606	Bristow Group, Inc.	124,626
2,001	C&J Energy Services, Inc.*	51,726
4,350	Cal Dive International, Inc.*	7,699
1,771	Callon Petroleum Co.*	11,990
879	CARBO Ceramics, Inc.	109,040
2,018	Carrizo Oil & Gas, Inc.*	100,375

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
262	Clayton Williams Energy, Inc.*	$25,414
3,026	Clean Energy Fuels Corp.*	25,328
2,702	Cloud Peak Energy, Inc.*	52,419
2,145	Comstock Resources, Inc.	42,385
658	Contango Oil & Gas Co.*	31,202
2,114	Crosstex Energy, Inc.	88,006
358	Dawson Geophysical Co.	10,275
1,649	Delek U.S. Holdings, Inc.	45,776
941	Diamondback Energy, Inc.*	60,534
2,516	Emerald Oil, Inc.*	19,273
2,092	Endeavour International Corp.*	10,167
3,243	Energy XXI Bermuda Ltd.	75,108
1,328	EPL Oil & Gas, Inc.*	39,973
1,581	Equal Energy Ltd.	8,443
894	Era Group, Inc.*	25,255
753	Evolution Petroleum Corp.	9,789
7,536	EXCO Resources, Inc.	39,338
2,557	Exterran Holdings, Inc.*	104,760
5,299	Forest Oil Corp.*	10,651
1,747	Forum Energy Technologies, Inc.*	45,247
2,289	Frontline Ltd.*	10,094
2,373	FX Energy, Inc.*	8,899
1,330	GasLog Ltd.	28,010
2,465	Gastar Exploration, Inc.*	15,727
574	Geospace Technologies Corp.*	44,066
1,014	Global Geophysical Services, Inc.*	1,420
1,392	Goodrich Petroleum Corp.*	18,959
1,123	Green Plains Renewable Energy, Inc.	29,681
642	Gulf Island Fabrication, Inc.	13,463
1,186	GulfMark Offshore, Inc., Class A	56,264
10,289	Halcon Resources Corp.*	39,201
386	Hallador Energy Co.	3,146
4,706	Helix Energy Solutions Group, Inc.*	111,250
7,084	Hercules Offshore, Inc.*	33,720
1,590	Hornbeck Offshore Services, Inc.*	67,988
5,915	ION Geophysical Corp.*	24,074
41	Isramco, Inc.*	5,883
495	Jones Energy, Inc., Class A*	7,732
6,766	Key Energy Services, Inc.*	61,165
1,949	KiOR, Inc., Class A*	2,729
1,354	Knightsbridge Tankers Ltd.	14,027
11,791	Kodiak Oil & Gas Corp.*	139,252
7,636	Magnum Hunter Resources Corp.*	64,066
2,584	Matador Resources Co.*	62,688
1,158	Matrix Service Co.*	37,484
1,474	Midstates Petroleum Co., Inc.*	6,500
1,356	Miller Energy Resources, Inc.*	9,411
570	Mitcham Industries, Inc.*	8,202
549	Natural Gas Services Group, Inc.*	17,842
3,827	Newpark Resources, Inc.*	42,556
3,340	Nordic American Tankers Ltd.	35,304
2,833	Northern Oil and Gas, Inc.*	39,435
634	Nuverra Environmental Solutions, Inc.*	10,778
310	Panhandle Oil and Gas, Inc., Class A	11,458
5,291	Parker Drilling Co.*	42,698
1,581	PDC Energy, Inc.*	98,228
2,453	Penn Virginia Corp.*	37,163
2,534	PetroQuest Energy, Inc.*	11,986
559	PHI, Inc. (Non-Voting)*	22,472
2,762	Pioneer Energy Services Corp.*	31,487
5,534	Quicksilver Resources, Inc.*	18,096
940	Renewable Energy Group, Inc.*	10,970
10,034	Rentech, Inc.*	18,864
3,007	Resolute Energy Corp.*	28,025
243	REX American Resources Corp.*	11,586
2,008	Rex Energy Corp.*	38,152
526	RigNet, Inc.*	25,153
2,714	Rosetta Resources, Inc.*	120,420
1,691	Sanchez Energy Corp.*	50,375
8,203	Scorpio Tankers, Inc.	80,307
1,868	SemGroup Corp., Class A	125,754
2,485	Ship Finance International Ltd.	46,768
2,124	Solazyme, Inc.*	26,061
2,220	Stone Energy Corp.*	79,787
1,926	Swift Energy Co.*	19,260
2,254	Synergy Resources Corp.*	23,870
1,462	Targa Resources Corp.	141,463
2,764	Teekay Tankers Ltd., Class A	12,991
1,342	Tesco Corp.*	25,458
3,477	TETRA Technologies, Inc.*	41,724
706	TGC Industries, Inc.*	4,518
3,020	Triangle Petroleum Corp.*	27,059
3,798	Uranium Energy Corp.*	6,912
5,675	Ur-Energy, Inc.*	9,818
2,572	VAALCO Energy, Inc.*	17,129
8,928	Vantage Drilling Co.*	15,624
1,544	W&T Offshore, Inc.	23,268
3,237	Warren Resources, Inc.*	14,340
2,405	Western Refining, Inc.	87,662
523	Westmoreland Coal Co.*	11,820
1,776	Willbros Group, Inc.*	17,547
1,647	ZaZa Energy Corp.*	1,515
		4,058,232
	Financials — 8.1%

670	1st Source Corp.	20,904
1,328	1st United Bancorp, Inc./FL	10,226
2,446	Acadia Realty Trust (REIT)	64,697
325	Access National Corp.	5,476
1,241	AG Mortgage Investment Trust, Inc. (REIT)	22,760
662	Agree Realty Corp. (REIT)	20,350
1,912	Alexander & Baldwin, Inc.	79,577
93	Alexander’s, Inc. (REIT)	34,848
2,511	Altisource Residential Corp. (REIT)	71,764
1,999	Ambac Financial Group, Inc.*	69,085
1,492	American Assets Trust, Inc. (REIT)	49,340
2,350	American Capital Mortgage Investment Corp. (REIT)	47,399
2,844	American Equity Investment Life Holding Co.	62,170
349	American National Bankshares, Inc.	7,839
20,887	American Realty Capital Properties, Inc. (REIT)	306,830
609	American Residential Properties, Inc. (REIT)*	11,084
1,115	Ameris Bancorp*	23,460
817	AMERISAFE, Inc.	35,572
414	Ames National Corp.	9,224
872	AmREIT, Inc. (REIT)	15,120
1,378	AmTrust Financial Services, Inc.	52,088
6,435	Anworth Mortgage Asset Corp. (REIT)	33,333
1,638	Apollo Commercial Real Estate Finance, Inc. (REIT)	27,420
9,983	Apollo Investment Corp.	85,454
1,423	Apollo Residential Mortgage, Inc. (REIT)	24,817
951	Ares Commercial Real Estate Corp. (REIT)	12,924
1,207	Argo Group International Holdings Ltd.	53,277

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
711	Arlington Asset Investment Corp., Class A	$18,856
844	Armada Hoffler Properties, Inc. (REIT)	8,263
16,619	ARMOUR Residential REIT, Inc. (REIT)	71,296
473	Arrow Financial Corp.	12,350
817	Ashford Hospitality Prime, Inc. (REIT)	13,685
2,730	Ashford Hospitality Trust, Inc. (REIT)	30,521
2,556	Associated Estates Realty Corp. (REIT)	43,708
3,923	Astoria Financial Corp.	53,745
419	AV Homes, Inc.*	8,275
511	Aviv REIT, Inc. (REIT)	12,959
410	Baldwin & Lyons, Inc., Class B	10,541
725	Banc of California, Inc.	9,273
315	Bancfirst Corp.	17,334
1,300	Banco Latinoamericano de Comercio Exterior S.A., Class E	33,137
1,459	Bancorp, Inc. (The)/DE*	27,940
4,228	BancorpSouth, Inc.	101,176
2,062	Bank Mutual Corp.	13,650
273	Bank of Kentucky Financial Corp.	9,580
260	Bank of Marin Bancorp	11,500
1,381	Bank of the Ozarks, Inc.	87,583
936	BankFinancial Corp.	9,341
865	Banner Corp.	34,332
174	Bar Harbor Bankshares	6,612
3,508	BBCN Bancorp, Inc.	59,706
320	BBX Capital Corp., Class A*	6,189
1,420	Beneficial Mutual Bancorp, Inc.*	17,097
1,114	Berkshire Hills Bancorp, Inc.	27,995
5,644	BGC Partners, Inc., Class A	38,379
3,294	BlackRock Kelso Capital Corp.	31,392
278	Blue Capital Reinsurance Holdings Ltd.*	4,740
814	BNC Bancorp	14,188
537	BofI Holding, Inc.*	49,995
3,541	Boston Private Financial Holdings, Inc.	46,175
496	Bridge Bancorp, Inc.	13,060
428	Bridge Capital Holdings*	9,510
3,114	Brookline Bancorp, Inc.	28,431
600	Bryn Mawr Bank Corp.	17,094
145	C&F Financial Corp.	5,307
882	Calamos Asset Management, Inc., Class A	10,522
103	California First National Bancorp	1,543
339	Camden National Corp.	12,726
2,868	Campus Crest Communities, Inc. (REIT)	23,747
1,044	Capital Bank Financial Corp., Class A*	24,012
554	Capital City Bank Group, Inc.*	7,856
598	Capital Southwest Corp.	20,739
178	Capitala Finance Corp.	3,560
6,617	Capitol Federal Financial, Inc.	80,397
4,245	Capstead Mortgage Corp. (REIT)	54,718
1,419	Cardinal Financial Corp.	24,464
1,993	Cardtronics, Inc.*	80,756
271	Cascade Bancorp*	1,322
1,267	Cash America International, Inc.	50,705
3,503	Cathay General Bancorp	89,011
3,212	Cedar Realty Trust, Inc. (REIT)	19,754
523	Center Bancorp, Inc.	9,733
1,337	CenterState Banks, Inc.	14,613
970	Central Pacific Financial Corp.	19,138
151	Century Bancorp, Inc./MA, Class A	5,421
10,505	Chambers Street Properties (REIT)	83,095
1,011	Charter Financial Corp./MD	10,646
1,168	Chatham Lodging Trust (REIT)	24,376
1,310	Chemical Financial Corp.	38,632
160	Chemung Financial Corp.	4,683
2,158	Chesapeake Lodging Trust (REIT)	56,216
304	CIFC Corp.	2,402
548	Citizens & Northern Corp.	10,916
1,930	Citizens, Inc./TX*	14,166
696	City Holding Co.	30,819
382	Clifton Savings Bancorp, Inc.	5,031
639	CNB Financial Corp./PA	11,764
9,869	CNO Financial Group, Inc.	180,208
1,575	CoBiz Financial, Inc.	17,577
836	Cohen & Steers, Inc.	31,609
3,398	Colony Financial, Inc. (REIT)	76,727
2,267	Columbia Banking System, Inc.	59,441
1,777	Community Bank System, Inc.	64,736
623	Community Trust Bancorp, Inc.	24,671
467	CommunityOne Bancorp*	5,142
78	ConnectOne Bancorp, Inc.*	3,705
260	Consolidated-Tomoka Land Co.	9,246
804	Consumer Portfolio Services, Inc.*	6,263
922	CoreSite Realty Corp. (REIT)	28,711
7,468	Cousins Properties, Inc. (REIT)	86,255
4,338	Cowen Group, Inc., Class A*	18,567
1,166	Crawford & Co., Class B	9,876
316	Credit Acceptance Corp.*	43,652
417	CU Bancorp*	7,531
5,918	CubeSmart (REIT)	103,624
887	Customers Bancorp, Inc.*	17,536
4,079	CVB Financial Corp.	63,510
852	CyrusOne, Inc. (REIT)	18,931
7,181	CYS Investments, Inc. (REIT)	63,193
14,050	DCT Industrial Trust, Inc. (REIT)	111,276
1,799	DFC Global Corp.*	14,806
125	Diamond Hill Investment Group, Inc.	14,669
8,682	DiamondRock Hospitality Co. (REIT)	109,567
1,415	Dime Community Bancshares, Inc.	23,772
329	Donegal Group, Inc., Class A	4,642
290	Doral Financial Corp.*	3,336
2,772	DuPont Fabros Technology, Inc. (REIT)	73,624
2,441	Dynex Capital, Inc. (REIT)	20,871
991	Eagle Bancorp, Inc.*	33,952
1,344	EastGroup Properties, Inc. (REIT)	83,382
5,065	Education Realty Trust, Inc. (REIT)	47,763
818	eHealth, Inc.*	39,264
287	Ellington Residential Mortgage REIT (REIT)	4,859
200	EMC Insurance Group, Inc.	6,100
3,660	Empire State Realty Trust, Inc., Class A (REIT)	56,071
1,375	Employers Holdings, Inc.	27,046
1,111	Encore Capital Group, Inc.*	54,017
423	Enstar Group Ltd.*	52,951
322	Enterprise Bancorp, Inc./MA	6,198
856	Enterprise Financial Services Corp.	16,024
2,294	EPR Properties (REIT)	122,178
2,674	Equity One, Inc. (REIT)	62,037
570	ESB Financial Corp.	7,473
379	ESSA Bancorp, Inc.	4,256
1,007	Essent Group Ltd.*	23,362
3,575	EverBank Financial Corp.	64,064

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,405	Evercore Partners, Inc., Class A	$78,174
2,125	Excel Trust, Inc. (REIT)	26,626
2,267	EZCORP, Inc., Class A*	28,655
332	Farmers Capital Bank Corp.*	6,504
394	FBL Financial Group, Inc., Class A	16,485
356	FBR & Co.*	9,256
458	Federal Agricultural Mortgage Corp., Class C	14,409
5,514	FelCor Lodging Trust, Inc. (REIT)	48,027
651	Fidelity Southern Corp.	9,355
609	Fidus Investment Corp.	12,783
6,075	Fifth Street Finance Corp.	59,656
2,172	Financial Engines, Inc.	122,740
613	Financial Institutions, Inc.	13,511
4,806	First American Financial Corp.	129,474
424	First Bancorp, Inc./ME	6,941
3,203	First BanCorp./Puerto Rico*	16,688
874	First Bancorp/NC	15,994
3,219	First Busey Corp.	19,153
1,296	First Cash Financial Services, Inc.*	68,468
4,349	First Commonwealth Financial Corp.	37,053
751	First Community Bancshares, Inc./VA	12,579
754	First Connecticut Bancorp, Inc./CT	11,823
434	First Defiance Financial Corp.	12,009
129	First Federal Bancshares of Arkansas, Inc.*	1,120
2,570	First Financial Bancorp	43,793
1,401	First Financial Bankshares, Inc.	84,732
499	First Financial Corp./IN	17,161
1,068	First Financial Holdings, Inc.	65,430
672	First Financial Northwest, Inc.	6,948
4,775	First Industrial Realty Trust, Inc. (REIT)	91,871
779	First Interstate BancSystem, Inc.	20,176
406	First Marblehead Corp. (The)*	2,846
1,552	First Merchants Corp.	33,244
3,335	First Midwest Bancorp, Inc./IL	55,594
185	First NBC Bank Holding Co.*	6,173
351	First of Long Island Corp. (The)	13,640
2,609	First Potomac Realty Trust (REIT)	33,082
2,959	First Security Group, Inc./TN*	6,362
7,362	FirstMerit Corp.	152,835
882	Flagstar Bancorp, Inc.*	19,527
1,370	Flushing Financial Corp.	28,386
6,919	FNB Corp./PA	84,343
1,539	Forestar Group, Inc.*	29,026
285	Fortegra Financial Corp.*	1,992
541	Fox Chase Bancorp, Inc.	9,273
478	Franklin Financial Corp./VA*	9,464
3,999	Franklin Street Properties Corp. (REIT)	50,067
1,625	FXCM, Inc., Class A	27,381
489	Gain Capital Holdings, Inc.	5,046
268	GAMCO Investors, Inc., Class A	20,920
267	Garrison Capital, Inc.	3,837
3,180	Geo Group, Inc. (The) (REIT)	102,491
563	German American Bancorp, Inc.	16,282
1,138	Getty Realty Corp. (REIT)	21,895
3,093	GFI Group, Inc.	12,403
3,199	Glacier Bancorp, Inc.	88,772
933	Gladstone Capital Corp.	9,321
695	Gladstone Commercial Corp. (REIT)	12,093
1,176	Gladstone Investment Corp.	9,596
6,419	Glimcher Realty Trust (REIT)	62,457
372	Global Indemnity PLC*	9,702
1,657	Golub Capital BDC, Inc.	31,085
2,428	Government Properties Income Trust (REIT)	60,481
2,638	Gramercy Property Trust, Inc. (REIT)*	15,300
457	Great Southern Bancorp, Inc.	13,116
1,146	Green Dot Corp., Class A*	23,092
1,252	Greenhill & Co., Inc.	66,694
1,253	Greenlight Capital Re Ltd., Class A*	39,407
858	GSV Capital Corp.*	10,648
653	Guaranty Bancorp	9,220
631	Hallmark Financial Services, Inc.*	5,345
1,498	Hampton Roads Bankshares, Inc.*	2,487
3,771	Hancock Holding Co.	129,949
1,403	Hanmi Financial Corp.	32,872
655	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	9,386
435	HCI Group, Inc.	21,063
205	Health Insurance Innovations, Inc., Class A*	2,581
4,258	Healthcare Realty Trust, Inc. (REIT)	102,064
659	Heartland Financial USA, Inc.	17,727
2,740	Hercules Technology Growth Capital, Inc.	43,128
925	Heritage Commerce Corp.	7,483
673	Heritage Financial Corp./WA	11,932
896	Heritage Oaks Bancorp*	7,159
8,998	Hersha Hospitality Trust (REIT)	50,569
1,470	HFF, Inc., Class A	46,893
3,991	Highwoods Properties, Inc. (REIT)	150,501
2,756	Hilltop Holdings, Inc.*	67,550
57	Hingham Institution for Savings	4,463
288	Home Bancorp, Inc.*	5,988
2,009	Home BancShares, Inc./AR	67,422
644	Home Federal Bancorp, Inc./ID	9,718
3,155	Home Loan Servicing Solutions Ltd.	64,741
576	HomeStreet, Inc.	10,852
925	HomeTrust Bancshares, Inc.*	14,495
1,763	Horace Mann Educators Corp.	50,439
386	Horizon Bancorp/IN	8,392
365	Horizon Technology Finance Corp.	5,318
2,233	Hudson Pacific Properties, Inc. (REIT)	50,935
730	Hudson Valley Holding Corp.	13,717
1,319	Iberiabank Corp.	86,395
1,688	ICG Group, Inc.*	34,317
766	Imperial Holdings, Inc.*	4,190
350	Independence Holding Co.	4,771
1,053	Independent Bank Corp./MA	38,740
168	Independent Bank Group, Inc.	9,028
512	Infinity Property & Casualty Corp.	37,760
3,789	Inland Real Estate Corp. (REIT)	40,580
2,371	International Bancshares Corp.	54,960
795	Intervest Bancshares Corp.*	5,891
626	INTL FCStone, Inc.*	11,387
5,531	Invesco Mortgage Capital, Inc. (REIT)	93,087
1,653	Investment Technology Group, Inc.*	28,564
2,243	Investors Bancorp, Inc.	59,484
4,481	Investors Real Estate Trust (REIT)	39,343
59	Investors Title Co.	4,538
3,778	iStar Financial, Inc. (REIT)*	58,559
6,628	Janus Capital Group, Inc.	74,167
533	JAVELIN Mortgage Investment Corp. (REIT)	7,729

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
498	JGWPT Holdings, Inc., Class A*	$9,522
698	JMP Group, Inc.	5,130
175	Kansas City Life Insurance Co.	8,610
1,256	KCAP Financial, Inc.	10,312
3,156	KCG Holdings, Inc., Class A*	37,525
637	Kearny Financial Corp.*	8,013
2,883	Kennedy-Wilson Holdings, Inc.	72,940
5,804	Kite Realty Group Trust (REIT)	35,869
4,574	Ladenburg Thalmann Financial Services, Inc.*	12,761
1,588	Lakeland Bancorp, Inc.	17,944
730	Lakeland Financial Corp.	27,740
4,618	LaSalle Hotel Properties (REIT)	144,728
328	LCNB Corp.	5,740
7,982	Lexington Realty Trust (REIT)	91,075
1,543	LTC Properties, Inc. (REIT)	58,140
1,054	Macatawa Bank Corp.*	5,565
2,214	Maiden Holdings Ltd.	24,863
1,734	Main Street Capital Corp.	60,863
905	MainSource Financial Group, Inc.	15,629
603	Manning & Napier, Inc.	8,858
307	Marcus & Millichap, Inc.*	5,148
1,666	MarketAxess Holdings, Inc.	98,361
366	Marlin Business Services Corp.	7,869
2,434	MB Financial, Inc.	74,310
3,163	MCG Capital Corp.	13,949
2,216	Meadowbrook Insurance Group, Inc.	11,900
946	Medallion Financial Corp.	13,755
7,177	Medical Properties Trust, Inc. (REIT)	94,665
2,092	Medley Capital Corp.	29,372
387	Mercantile Bank Corp.	7,856
249	Merchants Bancshares, Inc./VT	8,202
370	Meridian Interstate Bancorp, Inc.*	8,954
265	Meta Financial Group, Inc.	11,318
628	Metro Bancorp, Inc.*	12,321
14,403	MGIC Investment Corp.*	129,051
236	Middleburg Financial Corp.	4,338
365	MidSouth Bancorp, Inc.	6,395
301	MidWestOne Financial Group, Inc.	7,850
2,018	Monmouth Real Estate Investment Corp., Class A (REIT)	19,534
1,952	Montpelier Re Holdings Ltd.	55,652
1,005	MVC Capital, Inc.	14,593
186	NASB Financial, Inc.	4,713
2,019	National Bank Holdings Corp., Class A	39,633
309	National Bankshares, Inc.	11,124
1,296	National Health Investors, Inc. (REIT)	79,963
295	National Interstate Corp.	8,930
5,198	National Penn Bancshares, Inc.	56,138
97	National Western Life Insurance Co., Class A	21,927
460	Navigators Group, Inc. (The)*	27,885
1,945	NBT Bancorp, Inc.	45,669
1,016	Nelnet, Inc., Class A	40,762
2,128	New Mountain Finance Corp.	31,963
11,240	New Residential Investment Corp. (REIT)	71,824
3,358	New York Mortgage Trust, Inc. (REIT)	25,957
1,122	NewBridge Bancorp*	8,078
1,166	NewStar Financial, Inc.*	17,933
934	NGP Capital Resources Co.	7,061
457	Nicholas Financial, Inc.	7,211
2,586	Northfield Bancorp, Inc.	32,739
289	Northrim BanCorp, Inc.	7,101
13,806	NorthStar Realty Finance Corp. (REIT)	214,131
4,164	Northwest Bancshares, Inc.	59,753
612	OceanFirst Financial Corp.	11,555
2,027	OFG Bancorp	32,432
4,503	Old National Bancorp/IN	63,177
508	OmniAmerican Bancorp, Inc.	11,059
522	One Liberty Properties, Inc. (REIT)	11,442
1,005	OneBeacon Insurance Group Ltd., Class A	16,482
440	Oppenheimer Holdings, Inc., Class A	12,016
2,015	Oritani Financial Corp.	31,555
795	Pacific Continental Corp.	11,472
739	Pacific Premier Bancorp, Inc.*	11,750
1,684	PacWest Bancorp	73,086
198	Palmetto Bancshares, Inc.*	2,647
511	Park National Corp.	39,889
1,986	Park Sterling Corp.	13,028
2,625	Parkway Properties, Inc./MD (REIT)	48,379
400	Peapack Gladstone Financial Corp.	7,440
2,728	Pebblebrook Hotel Trust (REIT)	90,679
653	PennantPark Floating Rate Capital Ltd.	9,279
2,952	PennantPark Investment Corp.	33,771
214	Penns Woods Bancorp, Inc.	9,803
3,021	Pennsylvania Real Estate Investment Trust (REIT)	56,674
568	PennyMac Financial Services, Inc., Class A*	9,821
3,130	PennyMac Mortgage Investment Trust (REIT)	76,122
480	Peoples Bancorp, Inc./OH	11,746
2,536	PHH Corp.*	66,012
258	Phoenix Cos., Inc. (The)*	13,192
894	Physicians Realty Trust (REIT)	11,971
1,010	PICO Holdings, Inc.*	25,361
1,556	Pinnacle Financial Partners, Inc.	56,140
717	Piper Jaffray Cos.*	30,042
1,300	Platinum Underwriters Holdings Ltd.	76,206
2,253	Portfolio Recovery Associates, Inc.*	122,180
1,799	Potlatch Corp. (REIT)	71,312
518	Preferred Bank/CA*	12,448
2,531	Primerica, Inc.	113,439
2,883	PrivateBancorp, Inc.	83,203
13,856	Prospect Capital Corp.	152,970
2,677	Prosperity Bancshares, Inc.	169,481
384	Provident Financial Holdings, Inc.	5,902
2,651	Provident Financial Services, Inc.	49,203
863	PS Business Parks, Inc. (REIT)	72,509
504	Pzena Investment Management, Inc., Class A	5,826
626	QTS Realty Trust, Inc., Class A (REIT)	16,001
7,679	Radian Group, Inc.	119,408
3,618	RAIT Financial Trust (REIT)	30,066
2,957	Ramco-Gershenson Properties Trust (REIT)	49,382
89	RCS Capital Corp., Class A	2,026
516	RE/MAX Holdings, Inc., Class A*	15,800
3,648	Redwood Trust, Inc. (REIT)	73,325
238	Regional Management Corp.*	7,183
1,357	Renasant Corp.	39,434
431	Republic Bancorp, Inc./KY, Class A	10,383
540	Resource America, Inc., Class A	5,108

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5,640	Resource Capital Corp. (REIT)	$32,881
3,192	Retail Opportunity Investments Corp. (REIT)	47,337
752	Rexford Industrial Realty, Inc. (REIT)	10,671
1,891	RLI Corp.	81,559
5,494	RLJ Lodging Trust (REIT)	142,789
1,150	Rockville Financial, Inc.	15,146
1,158	Rouse Properties, Inc. (REIT)	21,678
1,960	Ryman Hospitality Properties, Inc. (REIT)	82,692
1,320	S&T Bancorp, Inc.	30,452
620	S.Y. Bancorp, Inc.	18,501
1,658	Sabra Health Care REIT, Inc. (REIT)	47,203
932	Safeguard Scientifics, Inc.*	18,277
572	Safety Insurance Group, Inc.	31,935
1,109	Sandy Spring Bancorp, Inc.	26,317
349	Saul Centers, Inc. (REIT)	16,218
739	Seacoast Banking Corp. of Florida*	7,966
972	Select Income REIT (REIT)	28,334
2,467	Selective Insurance Group, Inc.	56,840
541	Sierra Bancorp	8,824
677	Silver Bay Realty Trust Corp. (REIT)	10,609
245	Silvercrest Asset Management Group, Inc., Class A	4,118
733	Simmons First National Corp., Class A	26,117
1,999	Solar Capital Ltd.	44,418
512	Solar Senior Capital Ltd.	9,375
793	Southside Bancshares, Inc.	23,417
875	Southwest Bancorp, Inc./OK	15,391
1,395	Sovran Self Storage, Inc. (REIT)	103,216
1,077	Springleaf Holdings, Inc.*	30,339
1,858	STAG Industrial, Inc. (REIT)	43,310
664	State Auto Financial Corp.	13,293
1,418	State Bank Financial Corp.	24,134
3,706	Sterling Bancorp/DE	47,585
1,509	Sterling Financial Corp./WA	47,790
946	Stewart Information Services Corp.	34,983
2,824	Stifel Financial Corp.*	135,828
363	Stonegate Mortgage Corp.*	5,274
8,053	Strategic Hotels & Resorts, Inc. (REIT)*	80,449
514	Suffolk Bancorp*	10,367
3,546	Summit Hotel Properties, Inc. (REIT)	32,765
1,796	Sun Bancorp, Inc./NJ*	6,250
1,593	Sun Communities, Inc. (REIT)	73,374
8,123	Sunstone Hotel Investors, Inc. (REIT)	109,823
8,283	Susquehanna Bancshares, Inc.	90,616
1,286	SWS Group, Inc.*	10,481
3,620	Symetra Financial Corp.	71,314
767	Taylor Capital Group, Inc.*	18,101
1,578	TCP Capital Corp.	27,899
612	Tejon Ranch Co.*	21,695
1,110	Terreno Realty Corp. (REIT)	20,735
446	Territorial Bancorp, Inc.	9,901
1,812	Texas Capital Bancshares, Inc.*	114,065
1,127	Third Point Reinsurance Ltd.*	16,905
1,506	THL Credit, Inc.	23,840
2,334	TICC Capital Corp.	24,274
642	Tompkins Financial Corp.	31,079
2,551	Tower Group International Ltd.	7,041
1,169	TowneBank/VA	17,500
285	Tree.com, Inc.*	9,636
1,224	Triangle Capital Corp.	34,407
711	Trico Bancshares	17,768
291	Tristate Capital Holdings, Inc.*	4,048
4,185	TrustCo Bank Corp./NY	28,291
2,983	Trustmark Corp.	71,980
1,585	UMB Financial Corp.	98,809
742	UMH Properties, Inc. (REIT)	6,878
4,973	Umpqua Holdings Corp.	88,370
1,881	Union First Market Bankshares Corp.	47,589
2,888	United Bankshares, Inc./WV	84,994
1,913	United Community Banks, Inc./GA*	31,928
2,193	United Community Financial Corp./OH*	8,136
874	United Financial Bancorp, Inc.	15,391
914	United Fire Group, Inc.	26,488
529	Universal Health Realty Income Trust (REIT)	22,525
1,155	Universal Insurance Holdings, Inc.	15,431
742	Univest Corp. of Pennsylvania	14,298
1,107	Urstadt Biddle Properties, Inc., Class A (REIT)	21,708
535	VantageSouth Bancshares, Inc.*	3,231
1,775	ViewPoint Financial Group, Inc.	44,375
300	Virtus Investment Partners, Inc.*	55,548
731	Walker & Dunlop, Inc.*	12,303
1,639	Walter Investment Management Corp.*	41,876
689	Washington Banking Co.	12,691
2,954	Washington Real Estate Investment Trust (REIT)	74,293
643	Washington Trust Bancorp, Inc.	22,627
359	Waterstone Financial, Inc.*	3,791
4,009	Webster Financial Corp.	124,159
1,151	WesBanco, Inc.	34,311
636	West Bancorp., Inc.	9,445
1,199	Westamerica Bancorp.	60,286
3,290	Western Alliance Bancorp.*	76,196
1,080	Western Asset Mortgage Capital Corp. (REIT)	17,788
807	Westfield Financial, Inc.	6,125
310	Westwood Holdings Group, Inc.	17,642
307	WhiteHorse Finance, Inc.	4,534
948	Whitestone REIT (REIT)	13,632
3,009	Wilshire Bancorp, Inc.	30,541
1,420	Winthrop Realty Trust (REIT)	16,529
1,910	Wintrust Financial Corp.	88,395
4,462	WisdomTree Investments, Inc.*	69,518
384	World Acceptance Corp.*	36,806
349	WSFS Financial Corp.	24,880
639	Yadkin Financial Corp.*	12,269
251	ZAIS Financial Corp. (REIT)	4,370
		17,219,712
	Health Care — 5.0%

982	Abaxis, Inc.*	37,267
1,721	Abiomed, Inc.*	48,515
1,573	Acadia Healthcare Co., Inc.*	77,769
3,113	ACADIA Pharmaceuticals, Inc.*	88,098
492	Accelerate Diagnostics, Inc.*	7,272
316	Acceleron Pharma, Inc.*	14,830
2,612	Accretive Health, Inc.*	21,627
3,292	Accuray, Inc.*	30,879
1,037	AcelRx Pharmaceuticals, Inc.*	11,853
4,289	Achillion Pharmaceuticals, Inc.*	15,011
1,802	Acorda Therapeutics, Inc.*	66,025
243	Addus HomeCare Corp.*	6,989
1,280	Aegerion Pharmaceuticals, Inc.*	70,093

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
343	Aerie Pharmaceuticals, Inc.*	$7,879
3,158	Affymetrix, Inc.*	24,380
304	Agios Pharmaceuticals, Inc.*	9,503
1,727	Air Methods Corp.*	93,293
2,585	Akorn, Inc.*	66,745
1,033	Albany Molecular Research, Inc.*	16,115
3,249	Align Technology, Inc.*	170,020
753	Alimera Sciences, Inc.*	5,053
221	Alliance HealthCare Services, Inc.*	6,661
367	Almost Family, Inc.*	10,063
2,582	Alnylam Pharmaceuticals, Inc.*	209,762
2,754	Alphatec Holdings, Inc.*	3,883
958	AMAG Pharmaceuticals, Inc.*	19,859
1,398	Amedisys, Inc.*	23,710
1,350	Amicus Therapeutics, Inc.*	3,402
2,045	AMN Healthcare Services, Inc.*	28,487
1,382	Ampio Pharmaceuticals, Inc.*	9,840
1,421	Amsurg Corp.*	62,325
1,126	Anacor Pharmaceuticals, Inc.*	21,394
544	Analogic Corp.	51,277
1,094	AngioDynamics, Inc.*	16,848
534	Anika Therapeutics, Inc.*	21,024
5,008	Antares Pharma, Inc.*	22,286
353	Aratana Therapeutics, Inc.*	8,250
9,674	Arena Pharmaceuticals, Inc.*	62,978
2,636	Arqule, Inc.*	5,931
5,494	Array BioPharma, Inc.*	26,481
1,253	ArthroCare Corp.*	60,457
1,632	athenahealth, Inc.*	316,396
1,073	AtriCure, Inc.*	22,308
69	Atrion Corp.	19,971
2,190	Auxilium Pharmaceuticals, Inc.*	67,342
6,446	AVANIR Pharmaceuticals, Inc., Class A*	26,815
2,305	AVEO Pharmaceuticals, Inc.*	4,310
235	BIND Therapeutics, Inc.*	3,210
1,653	BioDelivery Sciences International, Inc.*	15,489
1,524	Biolase, Inc.*	4,709
1,086	Bio-Reference Labs, Inc.*	27,432
2,590	BioScrip, Inc.*	18,467
1,640	BioTime, Inc.*	5,888
303	Bluebird Bio, Inc.*	7,726
2,740	Cadence Pharmaceuticals, Inc.*	38,333
1,334	Cambrex Corp.*	26,773
1,456	Cantel Medical Corp.	47,102
1,273	Capital Senior Living Corp.*	32,360
1,160	Cardiovascular Systems, Inc.*	40,600
5,769	Cell Therapeutics, Inc.*	22,211
3,961	Celldex Therapeutics, Inc.*	115,740
171	Cellular Dynamics International, Inc.*	2,546
878	Cempra, Inc.*	10,000
2,417	Centene Corp.*	153,915
2,981	Cepheid, Inc.*	159,960
3,097	Cerus Corp.*	20,007
3,484	Chelsea Therapeutics International Ltd.*	19,894
783	Chemed Corp.	66,242
1,092	ChemoCentryx, Inc.*	8,299
377	Chimerix, Inc.*	7,540
559	Chindex International, Inc.*	10,761
797	Clovis Oncology, Inc.*	63,457
492	Computer Programs & Systems, Inc.	33,668
266	Conatus Pharmaceuticals, Inc.*	2,985
1,232	CONMED Corp.	57,436
2,364	Corcept Therapeutics, Inc.*	7,754
1,186	Coronado Biosciences, Inc.*	3,368
507	Corvel Corp.*	23,327
1,205	Cross Country Healthcare, Inc.*	12,532
1,220	CryoLife, Inc.	12,151
3,811	Curis, Inc.*	11,624
652	Cutera, Inc.*	6,976
1,228	Cyberonics, Inc.*	84,081
851	Cynosure, Inc., Class A*	26,194
1,365	Cytokinetics, Inc.*	13,445
2,806	Cytori Therapeutics, Inc.*	8,839
7,001	Dendreon Corp.*	20,163
2,510	Depomed, Inc.*	30,245
853	Derma Sciences, Inc.*	12,531
3,141	DexCom, Inc.*	141,659
581	Durata Therapeutics, Inc.*	7,966
5,374	Dyax Corp.*	51,967
11,666	Dynavax Technologies Corp.*	21,699
1,219	Emergent Biosolutions, Inc.*	30,158
1,790	Emeritus Corp.*	56,439
162	Enanta Pharmaceuticals, Inc.*	5,968
1,353	Endocyte, Inc.*	17,819
2,790	Endologix, Inc.*	37,665
864	Ensign Group, Inc. (The)	34,214
1,669	Enzon Pharmaceuticals, Inc.	1,602
298	Epizyme, Inc.*	8,910
203	Esperion Therapeutics, Inc.*	3,157
3,128	Exact Sciences Corp.*	42,072
415	Exactech, Inc.*	9,669
1,344	ExamWorks Group, Inc.*	48,895
8,626	Exelixis, Inc.*	60,900
996	Fibrocell Science, Inc.*	5,667
300	Five Prime Therapeutics, Inc.*	4,188
1,903	Five Star Quality Care, Inc.*	11,018
1,129	Fluidigm Corp.*	52,894
305	Foundation Medicine, Inc.*	10,867
295	Furiex Pharmaceuticals, Inc.*	27,296
4,543	Galena Biopharma, Inc.*	17,945
1,592	GenMark Diagnostics, Inc.*	19,836
743	Genomic Health, Inc.*	19,623
1,391	Gentiva Health Services, Inc.*	14,898
6,877	Geron Corp.*	32,700
2,427	Globus Medical, Inc., Class A*	57,423
1,062	Greatbatch, Inc.*	46,016
1,165	GTx, Inc.*	1,980
2,269	Haemonetics Corp.*	82,773
4,284	Halozyme Therapeutics, Inc.*	60,362
1,540	Hanger, Inc.*	54,593
283	Harvard Apparatus Regenerative Technology, Inc.*	1,433
1,133	Harvard Bioscience, Inc.*	5,529
3,875	HealthSouth Corp.	126,635
894	HealthStream, Inc.*	25,765
1,519	Healthways, Inc.*	22,724
726	HeartWare International, Inc.*	69,718
494	Hi-Tech Pharmacal Co., Inc.*	21,420
3,896	HMS Holdings Corp.*	79,712
2,289	Horizon Pharma, Inc.*	27,972
373	Hyperion Therapeutics, Inc.*	11,563
575	ICU Medical, Inc.*	33,269
4,987	Idenix Pharmaceuticals, Inc.*	34,011
3,755	ImmunoGen, Inc.*	61,582
3,256	Immunomedics, Inc.*	15,433
3,042	Impax Laboratories, Inc.*	78,392
2,127	Infinity Pharmaceuticals, Inc.*	33,351
1,537	Insmed, Inc.*	30,755
2,374	Insulet Corp.*	112,551
225	Insys Therapeutics, Inc.*	15,138
1,017	Integra LifeSciences Holdings Corp.*	47,840
318	Intercept Pharmaceuticals, Inc.*	130,539
3,973	InterMune, Inc.*	119,349

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
511	Intrexon Corp.*	$13,276
1,422	Invacare Corp.	28,184
745	IPC The Hospitalist Co., Inc.*	38,241
4,724	Ironwood Pharmaceuticals, Inc.*	68,545
4,989	Isis Pharmaceuticals, Inc.*	254,439
529	KaloBios Pharmaceuticals, Inc.*	1,719
347	Karyopharm Therapeutics, Inc.*	13,929
3,963	Keryx Biopharmaceuticals, Inc.*	63,606
2,400	Kindred Healthcare, Inc.	51,984
524	KYTHERA Biopharmaceuticals, Inc.*	26,184
423	Landauer, Inc.	20,499
830	Lannett Co., Inc.*	35,599
255	LDR Holding Corp.*	7,969
10,098	Lexicon Pharmaceuticals, Inc.*	18,075
536	LHC Group, Inc.*	12,628
791	Ligand Pharmaceuticals, Inc.*	55,172
1,659	Luminex Corp.*	30,658
276	MacroGenics, Inc.*	9,660
1,203	Magellan Health Services, Inc.*	73,551
6,607	MannKind Corp.*	40,897
2,164	Masimo Corp.*	55,290
2,706	MedAssets, Inc.*	65,729
646	Medical Action Industries, Inc.*	4,729
2,810	Medicines Co. (The)*	85,845
2,362	Medidata Solutions, Inc.*	151,404
536	MEI Pharma, Inc.*	4,626
2,901	Merge Healthcare, Inc.*	7,282
1,842	Meridian Bioscience, Inc.	38,424
1,890	Merit Medical Systems, Inc.*	28,520
4,292	Merrimack Pharmaceuticals, Inc.*	21,374
4,034	MiMedx Group, Inc.*	28,843
1,259	Molina Healthcare, Inc.*	47,439
2,097	Momenta Pharmaceuticals, Inc.*	31,036
569	MWI Veterinary Supply, Inc.*	92,701
2,424	Nanosphere, Inc.*	5,818
478	National Healthcare Corp.	24,617
436	National Research Corp., Class A*	7,630
1,350	Natus Medical, Inc.*	33,885
5,312	Navidea Biopharmaceuticals, Inc.*	9,827
5,552	Nektar Therapeutics*	71,232
1,594	Neogen Corp.*	69,052
1,461	NeoGenomics, Inc.*	5,230
2,964	Neurocrine Biosciences, Inc.*	52,255
750	NewLink Genetics Corp.*	33,150
8,264	Novavax, Inc.*	52,890
4,457	NPS Pharmaceuticals, Inc.*	155,906
1,965	NuVasive, Inc.*	72,214
2,654	NxStage Medical, Inc.*	36,811
1,324	Omeros Corp.*	17,689
1,525	Omnicell, Inc.*	43,889
652	OncoGenex Pharmaceutical, Inc.*	7,185
209	OncoMed Pharmaceuticals, Inc.*	7,215
264	Onconova Therapeutics, Inc.*	2,244
418	Ophthotech Corp.*	14,074
8,387	Opko Health, Inc.*	79,844
2,467	OraSure Technologies, Inc.*	17,121
4,503	Orexigen Therapeutics, Inc.*	31,251
864	Orthofix International N.V.*	19,198
736	Osiris Therapeutics, Inc.*	11,239
398	OvaScience, Inc.*	4,294
2,813	Owens & Minor, Inc.	97,667
274	Oxford Immunotec Global PLC*	6,096
2,125	Pacific Biosciences of California, Inc.*	14,153
1,224	Pacira Pharmaceuticals, Inc.*	95,766
2,525	PAREXEL International Corp.*	135,264
6,219	PDL BioPharma, Inc.	53,297
7,122	Peregrine Pharmaceuticals, Inc.*	12,891
778	Pernix Therapeutics Holdings*	2,855
1,319	PharMerica Corp.*	31,788
588	PhotoMedex, Inc.*	8,608
485	Portola Pharmaceuticals, Inc.*	11,829
1,198	Pozen, Inc.*	9,536
3,040	Progenics Pharmaceuticals, Inc.*	14,197
632	Prothena Corp. PLC*	22,758
471	Providence Service Corp. (The)*	12,524
504	PTC Therapeutics, Inc.*	15,805
984	Puma Biotechnology, Inc.*	114,400
1,773	Quality Systems, Inc.	30,957
2,305	Questcor Pharmaceuticals, Inc.	140,029
1,247	Quidel Corp.*	34,941
2,650	Raptor Pharmaceutical Corp.*	41,950
323	Receptos, Inc.*	14,982
454	Regulus Therapeutics, Inc.*	5,098
270	Relypsa, Inc.*	10,654
1,397	Repligen Corp.*	20,913
1,020	Repros Therapeutics, Inc.*	19,941
3,871	Rigel Pharmaceuticals, Inc.*	13,316
1,744	Rockwell Medical, Inc.*	22,131
2,500	RTI Surgical, Inc.*	9,400
836	Sagent Pharmaceuticals, Inc.*	17,690
2,709	Sangamo BioSciences, Inc.*	49,304
1,669	Sarepta Therapeutics, Inc.*	48,451
2,402	Sciclone Pharmaceuticals, Inc.*	11,169
2,161	Select Medical Holdings Corp.	24,225
5,115	Sequenom, Inc.*	12,123
1,633	SIGA Technologies, Inc.*	5,242
881	Skilled Healthcare Group, Inc., Class A*	4,238
1,792	Spectranetics Corp. (The)*	53,688
2,812	Spectrum Pharmaceuticals, Inc.*	23,480
1,632	Staar Surgical Co.*	23,109
427	Stemline Therapeutics, Inc.*	11,042
2,618	STERIS Corp.	120,821
608	Sucampo Pharmaceuticals, Inc., Class A*	5,472
1,437	Sunesis Pharmaceuticals, Inc.*	9,412
722	Supernus Pharmaceuticals, Inc.*	7,249
500	Surgical Care Affiliates, Inc.*	15,210
610	SurModics, Inc.*	15,189
1,656	Symmetry Medical, Inc.*	17,520
853	Synageva BioPharma Corp.*	97,814
3,578	Synergy Pharmaceuticals, Inc.*	21,718
2,220	Synta Pharmaceuticals Corp.*	13,720
409	Tandem Diabetes Care, Inc.*	10,532
1,240	Targacept, Inc.*	6,113
3,051	Team Health Holdings, Inc.*	137,356
1,289	TearLab Corp.*	10,376
656	TESARO, Inc.*	21,655
623	Tetraphase Pharmaceuticals, Inc.*	8,473
690	TG Therapeutics, Inc.*	4,554
3,833	TherapeuticsMD, Inc.*	26,333
2,547	Thoratec Corp.*	94,596
2,092	Threshold Pharmaceuticals, Inc.*	10,460
1,155	Tornier N.V.*	22,176
1,052	Triple-S Management Corp., Class B*	17,621
536	U.S. Physical Therapy, Inc.	17,784
4,560	Unilife Corp.*	21,113
1,706	Universal American Corp.	12,778
48	USMD Holdings, Inc.*	672
147	Utah Medical Products, Inc.	8,084
1,473	Vanda Pharmaceuticals, Inc.*	22,286
733	Vascular Solutions, Inc.*	19,073
224	Veracyte, Inc.*	3,586
769	Verastem, Inc.*	10,282
3,374	Vical, Inc.*	5,128
4,472	Vivus, Inc.*	26,966
937	Vocera Communications, Inc.*	15,948

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,423	Volcano Corp.*	$51,998
1,931	WellCare Health Plans, Inc.*	119,374
3,072	West Pharmaceutical Services, Inc.	140,022
1,794	Wright Medical Group, Inc.*	57,085
2,428	XenoPort, Inc.*	15,175
3,429	XOMA Corp.*	28,666
785	ZELTIQ Aesthetics, Inc.*	14,907
3,573	ZIOPHARM Oncology, Inc.*	15,221
4,374	Zogenix, Inc.*	19,027
		10,563,644
	Industrials — 5.1%

1,247	AAON, Inc.	37,260
1,765	AAR Corp.	51,008
2,428	ABM Industries, Inc.	68,542
2,185	Acacia Research Corp.	33,496
5,043	ACCO Brands Corp.*	29,855
1,780	Accuride Corp.*	7,850
1,217	Aceto Corp.	22,259
983	Acorn Energy, Inc.*	3,342
3,251	Actuant Corp., Class A	113,980
1,903	Acuity Brands, Inc.	268,418
1,577	Advisory Board Co. (The)*	101,054
1,738	Aegion Corp.*	40,235
823	Aerovironment, Inc.*	25,711
2,304	Air Transport Services Group, Inc.*	14,723
3,041	Aircastle Ltd.	59,908
314	Alamo Group, Inc.	16,510
1,242	Albany International Corp., Class A	44,811
666	Allegiant Travel Co.	66,107
1,199	Altra Industrial Motion Corp.	42,445
869	Ameresco, Inc., Class A*	8,916
420	American Railcar Industries, Inc.	29,085
362	American Science & Engineering, Inc.	23,801
2,344	American Superconductor Corp.*	4,336
441	American Woodmark Corp.*	14,160
375	Ampco-Pittsburgh Corp.	7,669
1,434	API Technologies Corp.*	3,986
1,277	Apogee Enterprises, Inc.	43,712
1,872	Applied Industrial Technologies, Inc.	95,528
1,674	ARC Document Solutions, Inc.*	13,208
621	Argan, Inc.	17,754
1,142	Arkansas Best Corp.	37,983
905	Astec Industries, Inc.	36,399
669	Astronics Corp.*	44,756
1,147	Atlas Air Worldwide Holdings, Inc.*	34,559
1,132	AZZ, Inc.	50,227
2,387	Barnes Group, Inc.	91,780
313	Barrett Business Services, Inc.	21,910
2,163	Beacon Roofing Supply, Inc.*	81,740
2,186	Blount International, Inc.*	26,778
1,501	BlueLinx Holdings, Inc.*	2,191
2,052	Brady Corp., Class A	54,891
2,140	Briggs & Stratton Corp.	48,749
2,130	Brink’s Co. (The)	64,773
1,984	Builders FirstSource, Inc.*	17,082
763	CAI International, Inc.*	18,571
13,529	Capstone Turbine Corp.*	24,217
1,716	Casella Waste Systems, Inc., Class A*	9,198
1,585	CBIZ, Inc.*	14,471
627	CDI Corp.	11,455
782	Ceco Environmental Corp.	12,629
893	Celadon Group, Inc.	20,271
2,393	Cenveo, Inc.*	8,112
1,347	Chart Industries, Inc.*	112,555
780	CIRCOR International, Inc.	55,817
2,207	CLARCOR, Inc.	127,851
867	Columbus McKinnon Corp.*	22,074
1,652	Comfort Systems USA, Inc.	27,142
1,065	Commercial Vehicle Group, Inc.*	9,500
51	Compx International, Inc.	581
1,493	Corporate Executive Board Co. (The)	111,647
509	Courier Corp.	8,383
452	CRA International, Inc.*	10,563
882	Cubic Corp.	45,864
2,080	Curtiss-Wright Corp.	141,773
2,259	Deluxe Corp.	114,034
3,309	DigitalGlobe, Inc.*	102,844
987	Douglas Dynamics, Inc.	15,970
471	Ducommun, Inc.*	13,094
421	DXP Enterprises, Inc.*	42,841
1,469	Dycom Industries, Inc.*	42,439
608	Dynamic Materials Corp.	12,622
791	Echo Global Logistics, Inc.*	12,593
2,981	EMCOR Group, Inc.	139,451
918	Encore Wire Corp.	48,002
1,963	Energy Recovery, Inc.*	8,794
1,167	EnerNOC, Inc.*	25,312
2,138	EnerSys, Inc.	151,884
763	Engility Holdings, Inc.*	31,840
1,162	Ennis, Inc.	18,360
709	Enphase Energy, Inc.*	5,722
928	EnPro Industries, Inc.*	66,473
167	Erickson Air-Crane, Inc.*	3,595
1,174	ESCO Technologies, Inc.	42,076
1,389	Esterline Technologies Corp.*	149,595
293	ExOne Co. (The)*	13,566
586	Exponent, Inc.	41,747
2,773	Federal Signal Corp.*	35,633
1,341	Forward Air Corp.	58,012
404	Franklin Covey Co.*	8,464
2,106	Franklin Electric Co., Inc.	91,801
534	FreightCar America, Inc.	13,649
1,790	FTI Consulting, Inc.*	52,250
7,991	FuelCell Energy, Inc.*	15,582
1,661	Furmanite Corp.*	19,666
869	G&K Services, Inc., Class A	54,425
2,687	GenCorp, Inc.*	50,059
2,290	Generac Holdings, Inc.	130,461
2,210	General Cable Corp.	68,024
1,363	Gibraltar Industries, Inc.*	25,120
358	Global Brass & Copper Holdings, Inc.	6,061
756	Global Power Equipment Group, Inc.	13,850
837	Gorman-Rupp Co. (The)	26,365
652	GP Strategies Corp.*	18,986
5,191	GrafTech International Ltd.*	50,353
444	Graham Corp.	15,438
1,724	Granite Construction, Inc.	63,374
2,638	Great Lakes Dredge & Dock Corp.*	21,790
1,086	Greenbrier Cos., Inc. (The)*	45,688
1,813	Griffon Corp.	22,481
1,319	H&E Equipment Services, Inc.*	43,158
522	Hardinge, Inc.	7,699
2,306	Hawaiian Holdings, Inc.*	27,764
3,039	Healthcare Services Group, Inc.	81,840
2,042	Heartland Express, Inc.	41,616
2,947	HEICO Corp.	183,274
802	Heidrick & Struggles International, Inc.	14,749

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
392	Heritage-Crystal Clean, Inc.*	$7,095
2,604	Herman Miller, Inc.	73,381
2,019	HNI Corp.	71,775
796	Houston Wire & Cable Co.	11,072
1,643	Hub Group, Inc., Class A*	64,192
286	Hurco Cos., Inc.	7,153
1,034	Huron Consulting Group, Inc.*	68,420
468	Hyster-Yale Materials Handling, Inc.	47,240
876	ICF International, Inc.*	35,408
2,268	II-VI, Inc.*	37,173
1,969	InnerWorkings, Inc.*	15,516
559	Innovative Solutions & Support, Inc.*	4,410
998	Insperity, Inc.	29,132
800	Insteel Industries, Inc.	15,920
2,635	Interface, Inc.	50,750
248	International Shipholding Corp.	7,554
420	Intersections, Inc.	2,575
10,327	JetBlue Airways Corp.*	91,187
1,285	John Bean Technologies Corp.	38,756
498	Kadant, Inc.	19,995
1,201	Kaman Corp.	47,704
1,196	Kelly Services, Inc., Class A	30,091
1,416	KEYW Holding Corp. (The)*	25,913
1,203	Kforce, Inc.	26,358
1,441	Kimball International, Inc., Class B	27,048
2,609	Knight Transportation, Inc.	56,041
2,140	Knoll, Inc.	33,320
2,162	Korn/Ferry International*	54,893
1,952	Kratos Defense & Security Solutions, Inc.*	15,226
452	L.B. Foster Co., Class A	21,013
881	Layne Christensen Co.*	15,647
571	Lindsay Corp.	48,455
461	LMI Aerospace, Inc.*	6,873
960	LSI Industries, Inc.	7,958
757	Lydall, Inc.*	15,337
611	Manitex International, Inc.*	9,159
1,040	Marten Transport Ltd.	20,270
2,639	MasTec, Inc.*	108,041
1,896	Matson, Inc.	45,732
1,119	McGrath RentCorp	36,222
4,329	Meritor, Inc.*	53,723
835	Middleby Corp. (The)*	247,628
499	Miller Industries, Inc.	9,007
1,257	Mine Safety Appliances Co.	64,673
706	Mistras Group, Inc.*	15,560
1,704	Mobile Mini, Inc.*	76,697
2,013	Moog, Inc., Class A*	124,665
1,249	Mueller Industries, Inc.	78,038
7,013	Mueller Water Products, Inc., Class A	67,675
544	Multi-Color Corp.	18,425
932	MYR Group, Inc.*	21,688
214	National Presto Industries, Inc.	16,487
2,240	Navigant Consulting, Inc.*	39,043
919	NCI Building Systems, Inc.*	15,678
300	NL Industries, Inc.	3,369
760	NN, Inc.	14,660
327	Norcraft Cos., Inc.*	5,680
400	Nortek, Inc.*	28,956
419	Northwest Pipe Co.*	14,854
3,713	Odyssey Marine Exploration, Inc.*	8,131
122	Omega Flex, Inc.	2,727
2,031	On Assignment, Inc.*	69,866
2,665	Orbital Sciences Corp.*	75,739
1,210	Orion Marine Group, Inc.*	13,661
1,569	Pacer International, Inc.*	14,074
385	Park-Ohio Holdings Corp.*	20,266
296	Patrick Industries, Inc.*	12,488
291	Patriot Transportation Holding, Inc.*	10,374
7,194	Pendrell Corp.*	10,935
992	Performant Financial Corp.*	7,847
1,474	PGT, Inc.*	17,084
1,152	Pike Corp.*	11,958
701	Ply Gem Holdings, Inc.*	8,980
929	PMFG, Inc.*	6,076
2,072	Polypore International, Inc.*	71,712
409	Powell Industries, Inc.	27,865
96	Power Solutions International, Inc.*	7,114
961	PowerSecure International, Inc.*	21,844
115	Preformed Line Products Co.	7,141
1,567	Primoris Services Corp.	49,000
758	Proto Labs, Inc.*	59,048
1,110	Quad/Graphics, Inc.	24,831
935	Quality Distribution, Inc.*	11,987
1,646	Quanex Building Products Corp.	31,998
1,615	Raven Industries, Inc.	59,061
1,021	RBC Bearings, Inc.*	65,599
2,183	Republic Airways Holdings, Inc.*	20,913
1,812	Resources Connection, Inc.	24,824
1,318	Revolution Lighting Technologies, Inc.*	4,165
1,346	Rexnord Corp.*	40,367
827	Roadrunner Transportation Systems, Inc.*	19,443
1,439	RPX Corp.*	23,053
1,541	Rush Enterprises, Inc., Class A*	44,073
1,079	Saia, Inc.*	37,269
599	Schawk, Inc.	8,374
1,801	Simpson Manufacturing Co., Inc.	63,665
2,304	SkyWest, Inc.	29,261
685	SP Plus Corp.*	17,981
454	Sparton Corp.*	14,710
2,678	Spirit Airlines, Inc.*	151,253
564	Standex International Corp.	31,195
3,745	Steelcase, Inc., Class A	55,688
738	Sterling Construction Co., Inc.*	6,989
953	Sun Hydraulics Corp.	40,312
3,724	Swift Transportation Co.*	90,717
5,055	Swisher Hygiene, Inc.*	2,477
1,503	TAL International Group, Inc.	66,583
2,275	Taser International, Inc.*	43,748
915	Team, Inc.*	39,565
821	Tecumseh Products Co., Class A*	6,486
1,660	Teledyne Technologies, Inc.*	162,647
817	Tennant Co.	50,049
2,884	Tetra Tech, Inc.*	83,290
946	Textainer Group Holdings Ltd.	34,501
1,204	Thermon Group Holdings, Inc.*	29,245
2,378	Titan International, Inc.	45,087
764	Titan Machinery, Inc.*	12,086
719	TRC Cos., Inc.*	4,961
763	Trex Co., Inc.*	59,682
1,996	TriMas Corp.*	67,086
1,807	TrueBlue, Inc.*	51,463
1,647	Tutor Perini Corp.*	40,599
370	Twin Disc, Inc.	9,165
949	Ultrapetrol (Bahamas) Ltd.*	3,179
650	UniFirst Corp.	71,298
1,802	United Stationers, Inc.	76,819
883	Universal Forest Products, Inc.	49,210
240	Universal Truckload Services, Inc.	6,240
956	US Ecology, Inc.	34,349
3,406	USG Corp.*	120,334
4,031	UTi Worldwide, Inc.	39,665

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
903	Viad Corp.	$21,717
785	Vicor Corp.*	8,454
183	VSE Corp.	8,839
3,042	Wabash National Corp.*	41,097
1,109	WageWorks, Inc.*	65,597
1,141	Watsco, Inc.	112,252
1,267	Watts Water Technologies, Inc., Class A	78,073
2,031	Werner Enterprises, Inc.	52,501
1,829	Wesco Aircraft Holdings, Inc.*	39,671
946	West Corp.	23,764
3,054	Woodward, Inc.	133,124
485	Xerium Technologies, Inc.*	7,639
2,134	XPO Logistics, Inc.*	67,093
1,268	YRC Worldwide, Inc.*	33,222
		10,747,673
	Information Technology — 6.4%

2,481	Accelrys, Inc.*	30,963
1,770	ACI Worldwide, Inc.*	106,253
2,102	Actuate Corp.*	11,939
3,283	Acxiom Corp.*	122,226
2,633	ADTRAN, Inc.	68,985
1,744	Advanced Energy Industries, Inc.*	47,855
1,450	Advent Software, Inc.	44,515
871	Aeroflex Holding Corp.*	6,959
632	Agilysys, Inc.*	9,177
511	Alliance Fiber Optic Products, Inc.	6,152
771	Alpha & Omega Semiconductor Ltd.*	5,621
822	Ambarella, Inc.*	27,496
1,066	American Software, Inc., Class A	11,150
3,116	Amkor Technology, Inc.*	18,447
3,655	ANADIGICS, Inc.*	6,652
1,877	Angie’s List, Inc.*	26,109
1,204	Anixter International, Inc.	128,768
3,248	Applied Micro Circuits Corp.*	37,222
184	Applied Optoelectronics, Inc.*	4,353
5,175	ARRIS Group, Inc.*	148,523
5,062	Aruba Networks, Inc.*	103,822
4,163	Aspen Technology, Inc.*	195,453
1,418	ATMI, Inc.*	48,226
427	Audience, Inc.*	5,004
1,063	AVG Technologies N.V.*	19,910
2,720	Aviat Networks, Inc.*	5,304
4,811	Axcelis Technologies, Inc.*	10,729
638	Badger Meter, Inc.	35,039
2,054	Bankrate, Inc.*	41,347
185	Barracuda Networks, Inc.*	6,651
2,135	Bazaarvoice, Inc.*	14,433
438	Bel Fuse, Inc., Class B	8,322
1,956	Belden, Inc.	141,086
2,415	Benchmark Electronics, Inc.*	57,574
226	Benefitfocus, Inc.*	14,640
717	Black Box Corp.	19,072
2,028	Blackbaud, Inc.	63,517
511	Blackhawk Network Holdings, Inc.*	12,663
1,821	Blucora, Inc.*	35,036
1,680	Bottomline Technologies (de), Inc.*	59,959
1,249	Brightcove, Inc.*	12,115
1,246	BroadSoft, Inc.*	37,392
2,954	Brooks Automation, Inc.	30,633
1,086	Cabot Microelectronics Corp.*	47,969
1,025	CACI International, Inc., Class A*	80,801
1,557	CalAmp Corp.*	49,886
1,778	Calix, Inc.*	14,135
1,794	Callidus Software, Inc.*	22,120
538	Carbonite, Inc.*	5,466
458	Cass Information Systems, Inc.	23,816
2,280	Cavium, Inc.*	96,056
983	CEVA, Inc.*	17,773
283	ChannelAdvisor Corp.*	12,843
1,822	Checkpoint Systems, Inc.*	26,692
666	Chegg, Inc.*	4,196
3,314	CIBER, Inc.*	15,841
4,510	Ciena Corp.*	110,811
2,815	Cirrus Logic, Inc.*	54,189
3,860	Cognex Corp.*	145,368
1,081	Coherent, Inc.*	73,670
1,098	Cohu, Inc.	11,079
2,065	CommVault Systems, Inc.*	142,237
688	Computer Task Group, Inc.	11,180
1,586	comScore, Inc.*	50,149
747	Comtech Telecommunications Corp.	23,911
986	Comverse, Inc.*	34,125
1,364	Constant Contact, Inc.*	37,606
204	Control4 Corp.*	4,266
4,667	Convergys Corp.	95,534
2,965	Conversant, Inc.*	73,710
1,793	Cornerstone OnDemand, Inc.*	104,675
1,268	CoStar Group, Inc.*	254,919
327	Covisint Corp.*	3,515
1,760	Cray, Inc.*	61,054
1,505	CSG Systems International, Inc.	42,140
1,489	CTS Corp.	30,405
286	Cvent, Inc.*	11,234
355	Cyan, Inc.*	1,193
6,532	Cypress Semiconductor Corp.*	63,948
1,623	Daktronics, Inc.	22,998
850	Datalink Corp.*	12,419
1,932	Dealertrack Technologies, Inc.*	104,463
1,608	Demand Media, Inc.*	7,799
819	Demandware, Inc.*	61,515
1,697	Dice Holdings, Inc.*	12,490
1,148	Digi International, Inc.*	10,963
278	Digimarc Corp.	8,168
1,485	Digital River, Inc.*	26,388
1,594	Diodes, Inc.*	37,953
878	DSP Group, Inc.*	7,428
811	DTS, Inc.*	16,471
728	E2open, Inc.*	20,231
4,578	EarthLink Holdings Corp.	17,946
1,381	Ebix, Inc.	22,441
581	eGain Corp.*	4,869
834	Electro Rent Corp.	15,154
1,059	Electro Scientific Industries, Inc.	9,986
2,062	Electronics For Imaging, Inc.*	91,965
1,169	Ellie Mae, Inc.*	36,239
3,574	Emulex Corp.*	26,019
967	Endurance International Group Holdings, Inc.*	14,592
6,189	Entegris, Inc.*	74,577
3,979	Entropic Communications, Inc.*	17,428
1,003	Envestnet, Inc.*	41,966
971	EPAM Systems, Inc.*	40,714
1,397	EPIQ Systems, Inc.	19,809
167	ePlus, Inc.*	9,497
2,214	Euronet Worldwide, Inc.*	84,708
1,311	EVERTEC, Inc.	31,805
1,700	Exar Corp.*	19,465
1,449	ExlService Holdings, Inc.*	40,558
4,131	Extreme Networks, Inc.*	23,671
1,259	Fabrinet*	24,450
1,593	Fair Isaac Corp.	85,592
759	FARO Technologies, Inc.*	43,673
1,854	FEI Co.	190,313

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,150	Finisar Corp.*	$98,355
773	FleetMatics Group PLC*	28,562
2,396	FormFactor, Inc.*	17,083
558	Forrester Research, Inc.	20,211
3,625	Fusion-io, Inc.*	39,766
345	Gigamon, Inc.*	10,888
2,941	Global Cash Access Holdings, Inc.*	24,704
1,250	Global Eagle Entertainment, Inc.*	21,975
2,849	Glu Mobile, Inc.*	14,330
489	Gogo, Inc.*	10,196
1,348	GSI Group, Inc.*	16,917
912	GSI Technology, Inc.*	6,211
5,961	GT Advanced Technologies, Inc.*	85,421
745	Guidance Software, Inc.*	8,128
2,167	Guidewire Software, Inc.*	116,173
1,154	Hackett Group, Inc. (The)	6,797
4,501	Harmonic, Inc.*	29,212
1,614	Heartland Payment Systems, Inc.	65,270
1,393	Higher One Holdings, Inc.*	11,144
1,400	Hittite Microwave Corp.	82,572
1,040	Hutchinson Technology, Inc.*	3,786
1,547	iGATE Corp.*	52,366
1,507	Imation Corp.*	9,645
1,239	Immersion Corp.*	14,806
897	Imperva, Inc.*	56,215
5,439	Infinera Corp.*	45,252
2,353	Infoblox, Inc.*	54,307
1,158	Inphi Corp.*	15,228
1,933	Insight Enterprises, Inc.*	44,420
5,855	Integrated Device Technology, Inc.*	69,030
1,325	Integrated Silicon Solution, Inc.*	16,139
688	Interactive Intelligence Group, Inc.*	54,785
1,828	InterDigital, Inc.	55,754
766	Intermolecular, Inc.*	2,030
2,380	Internap Network Services Corp.*	18,136
3,085	International Rectifier Corp.*	83,141
5,650	Intersil Corp., Class A	71,868
1,706	IntraLinks Holdings, Inc.*	19,807
2,521	InvenSense, Inc.*	50,798
1,756	Itron, Inc.*	61,460
2,509	Ixia*	31,011
1,074	IXYS Corp.	11,835
2,040	j2 Global, Inc.	104,856
1,759	Jive Software, Inc.*	14,318
1,995	Kemet Corp.*	11,332
2,946	Kopin Corp.*	11,755
689	KVH Industries, Inc.*	8,909
5,137	Lattice Semiconductor Corp.*	38,887
2,373	Limelight Networks, Inc.*	5,126
2,586	Lionbridge Technologies, Inc.*	18,516
1,104	Liquidity Services, Inc.*	28,284
982	Littelfuse, Inc.	92,671
2,447	LivePerson, Inc.*	32,007
1,080	LogMeIn, Inc.*	45,198
2,112	LTX-Credence Corp.*	21,373
209	Luxoft Holding, Inc.*	7,823
470	M/A-COM Technology Solutions Holdings, Inc.*	7,971
3,458	Manhattan Associates, Inc.*	131,024
1,059	ManTech International Corp., Class A	30,997
1,008	Marchex, Inc., Class B	11,935
408	Marin Software, Inc.*	4,672
310	Marketo, Inc.*	12,710
249	Mavenir Systems, Inc.*	3,847
3,034	MAXIMUS, Inc.	144,995
1,080	MaxLinear, Inc., Class A*	10,098
1,296	Maxwell Technologies, Inc.*	13,245
686	Measurement Specialties, Inc.*	41,846
4,236	Mentor Graphics Corp.	91,667
1,436	Mercury Systems, Inc.*	15,940
118	Mesa Laboratories, Inc.	10,313
1,646	Methode Electronics, Inc.	55,799
2,068	Micrel, Inc.	21,590
4,127	Microsemi Corp.*	95,169
402	MicroStrategy, Inc., Class A*	51,910
1,567	Millennial Media, Inc.*	9,465
1,107	Mitek Systems, Inc.*	5,878
2,355	MKS Instruments, Inc.	70,791
360	Model N, Inc.*	3,956
1,643	ModusLink Global Solutions, Inc.*	7,509
951	MoneyGram International, Inc.*	18,098
1,634	Monolithic Power Systems, Inc.*	58,563
1,698	Monotype Imaging Holdings, Inc.	48,291
4,270	Monster Worldwide, Inc.*	34,032
2,089	MoSys, Inc.*	9,233
1,771	Move, Inc.*	22,864
702	MTS Systems Corp.	49,814
390	Multi-Fineline Electronix, Inc.*	5,682
1,027	Nanometrics, Inc.*	18,856
1,209	Neonode, Inc.*	8,729
897	NeoPhotonics Corp.*	7,400
100	Net Element International, Inc.*	368
1,711	NETGEAR, Inc.*	58,482
1,608	Netscout Systems, Inc.*	61,072
1,736	Newport Corp.*	35,935
2,881	NIC, Inc.	56,007
621	Numerex Corp., Class A*	9,216
216	NVE Corp.*	12,189
2,398	OmniVision Technologies, Inc.*	41,413
1,012	OpenTable, Inc.*	80,646
846	Oplink Communications, Inc.*	14,822
886	OSI Systems, Inc.*	54,462
926	Park Electrochemical Corp.	26,382
3,932	Parkervision, Inc.*	19,660
415	PC Connection, Inc.	8,404
820	PC-Tel, Inc.	7,134
1,116	PDF Solutions, Inc.*	22,755
773	Pegasystems, Inc.	32,180
1,174	Peregrine Semiconductor Corp.*	7,842
1,488	Perficient, Inc.*	30,370
1,019	Pericom Semiconductor Corp.*	8,244
2,700	Photronics, Inc.*	23,490
1,888	Planet Payment, Inc.*	6,438
1,923	Plantronics, Inc.	85,343
1,515	Plexus Corp.*	62,342
2,024	PLX Technology, Inc.*	12,063
9,063	PMC-Sierra, Inc.*	66,522
1,287	Power Integrations, Inc.	76,100
1,281	PRGX Global, Inc.*	7,737
913	Procera Networks, Inc.*	10,070
2,306	Progress Software Corp.*	57,512
1,021	Proofpoint, Inc.*	42,320
999	PROS Holdings, Inc.*	34,416
5,314	PTC, Inc.*	208,893
262	QAD, Inc., Class A	4,949
3,866	Qlik Technologies, Inc.*	117,913
3,955	QLogic Corp.*	45,166
662	Qualys, Inc.*	17,947
9,431	Quantum Corp.*	11,034
1,392	QuinStreet, Inc.*	9,173
1,034	Radisys Corp.*	4,291
307	Rally Software Development Corp.*	6,106
4,959	Rambus, Inc.*	45,722
1,798	RealD, Inc.*	19,868
998	RealNetworks, Inc.*	7,495

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,067	RealPage, Inc.*	$36,586
370	Reis, Inc.*	6,527
12,494	RF Micro Devices, Inc.*	88,458
505	Richardson Electronics Ltd.	5,550
234	Rocket Fuel, Inc.*	13,118
1,256	Rofin-Sinar Technologies, Inc.*	29,478
758	Rogers Corp.*	49,043
515	Rosetta Stone, Inc.*	5,948
943	Rubicon Technology, Inc.*	12,174
2,054	Ruckus Wireless, Inc.*	28,756
1,451	Rudolph Technologies, Inc.*	16,643
3,677	Sanmina Corp.*	62,362
869	Sapiens International Corp. N.V.*	6,596
4,902	Sapient Corp.*	85,344
1,239	ScanSource, Inc.*	48,643
1,012	SciQuest, Inc.*	29,874
1,454	Seachange International, Inc.*	15,340
2,992	Semtech Corp.*	74,650
2,713	ServiceSource International, Inc.*	24,743
2,615	ShoreTel, Inc.*	22,986
329	Shutterstock, Inc.*	32,696
1,361	Sigma Designs, Inc.*	6,669
1,502	Silicon Graphics International Corp.*	18,490
3,429	Silicon Image, Inc.*	20,745
263	Silver Spring Networks, Inc.*	4,629
9,040	Sonus Networks, Inc.*	33,719
2,100	Spansion, Inc., Class A*	34,251
781	Spark Networks, Inc.*	4,702
1,999	Speed Commerce, Inc.*	7,836
712	SPS Commerce, Inc.*	48,274
2,588	SS&C Technologies Holdings, Inc.*	100,104
580	Stamps.com, Inc.*	20,404
11,836	SunEdison, Inc.*	217,309
1,831	SunPower Corp.*	60,661
1,415	Super Micro Computer, Inc.*	28,569
438	Supertex, Inc.*	14,423
2,344	Support.com, Inc.*	5,883
1,744	Sykes Enterprises, Inc.*	34,322
1,443	Synaptics, Inc.*	93,853
1,294	Synchronoss Technologies, Inc.*	44,488
1,173	SYNNEX Corp.*	69,770
686	Syntel, Inc.*	64,731
3,597	Take-Two Interactive Software, Inc.*	71,113
1,376	Tangoe, Inc.*	26,172
519	TechTarget, Inc.*	3,597
2,113	TeleCommunication Systems, Inc., Class A*	4,585
788	Telenav, Inc.*	4,736
885	TeleTech Holdings, Inc.*	21,311
243	Tessco Technologies, Inc.	9,253
2,344	Tessera Technologies, Inc.	50,912
245	Textura Corp.*	6,593
5,623	TiVo, Inc.*	75,911
352	Travelzoo, Inc.*	8,314
333	Tremor Video, Inc.*	1,445
7,253	TriQuint Semiconductor, Inc.*	88,777
1,230	Trulia, Inc.*	36,851
2,351	TTM Technologies, Inc.*	19,748
1,399	Tyler Technologies, Inc.*	131,198
559	Ubiquiti Networks, Inc.*	27,620
1,228	Ultimate Software Group, Inc. (The)*	203,848
1,061	Ultra Clean Holdings, Inc.*	13,963
1,232	Ultratech, Inc.*	32,303
449	Uni-Pixel, Inc.*	4,427
1,961	Unisys Corp.*	67,105
587	United Online, Inc.	6,580
1,787	Universal Display Corp.*	61,723
4,390	Unwired Planet, Inc.*	6,497
1,285	VASCO Data Security International, Inc.*	10,254
1,739	Veeco Instruments, Inc.*	68,777
2,340	Verint Systems, Inc.*	109,535
1,757	ViaSat, Inc.*	117,209
162	Viasystems Group, Inc.*	2,100
828	Violin Memory, Inc.*	3,602
1,875	VirnetX Holding Corp.*	36,563
1,011	Virtusa Corp.*	36,770
549	Vishay Precision Group, Inc.*	9,404
1,450	Vistaprint N.V.*	71,369
835	Vocus, Inc.*	11,147
2,978	Vringo, Inc.*	12,061
1,862	Web.com Group, Inc.*	67,870
1,263	WebMD Health Corp.*	56,090
1,975	Westell Technologies, Inc., Class A*	8,157
1,723	WEX, Inc.*	166,821
369	Wix.com Ltd.*	11,402
1,189	XO Group, Inc.*	14,197
363	Xoom Corp.*	10,175
1,442	Yelp, Inc.*	136,154
235	YuMe, Inc.*	1,502
1,035	Zillow, Inc., Class A*	86,526
2,749	Zix Corp.*	12,425
739	Zygo Corp.*	11,166
		13,429,903
	Materials — 1.7%

1,307	A. Schulman, Inc.	45,418
778	A.M. Castle & Co.*	11,374
478	Advanced Emissions Solutions, Inc.*	25,764
194	AEP Industries, Inc.*	8,268
6,055	AK Steel Holding Corp.*	37,602
4,615	Allied Nevada Gold Corp.*	24,136
1,237	AMCOL International Corp.	54,898
1,271	American Vanguard Corp.	28,280
883	Arabian American Development Co.*	10,808
3,101	Axiall Corp.	125,497
1,318	Balchem Corp.	66,572
2,459	Berry Plastics Group, Inc.*	59,827
547	Boise Cascade Co.*	16,186
2,403	Calgon Carbon Corp.*	48,372
2,284	Century Aluminum Co.*	27,043
286	Chase Corp.	8,623
4,367	Chemtura Corp.*	108,083
936	Clearwater Paper Corp.*	59,764
4,508	Coeur Mining, Inc.*	49,588
5,192	Commercial Metals Co.	100,465
495	Deltic Timber Corp.	31,155
3,218	Ferro Corp.*	42,220
2,120	Flotek Industries, Inc.*	53,954
965	FutureFuel Corp.	16,743
2,551	General Moly, Inc.*	3,036
2,864	Globe Specialty Metals, Inc.	56,908
1,473	Gold Resource Corp.	7,586
8,715	Graphic Packaging Holding Co.*	89,242
355	GSE Holding, Inc.*	217
2,235	H.B. Fuller Co.	108,353
242	Handy & Harman Ltd.*	4,424
418	Hawkins, Inc.	14,893
548	Haynes International, Inc.	27,142
3,247	Headwaters, Inc.*	43,282
14,785	Hecla Mining Co.	49,973
2,240	Horsehead Holding Corp.*	39,805

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
975	Innophos Holdings, Inc.	$53,547
1,044	Innospec, Inc.	45,424
2,431	Intrepid Potash, Inc.*	36,003
840	Kaiser Aluminum Corp.	59,296
3,628	KapStone Paper and Packaging Corp.*	115,334
364	KMG Chemicals, Inc.	5,402
920	Koppers Holdings, Inc.	36,377
1,445	Kraton Performance Polymers, Inc.*	40,084
1,152	Landec Corp.*	11,739
6,191	Louisiana-Pacific Corp.*	116,329
849	LSB Industries, Inc.*	27,754
243	Marrone Bio Innovations, Inc.*	3,531
912	Materion Corp.	26,986
4,985	Midway Gold Corp.*	5,982
1,549	Minerals Technologies, Inc.	82,871
6,610	Molycorp, Inc.*	34,504
1,252	Myers Industries, Inc.	26,918
710	Neenah Paper, Inc.	35,649
1,498	Noranda Aluminum Holding Corp.	6,456
3,567	Olin Corp.	93,420
403	Olympic Steel, Inc.	11,087
1,420	OM Group, Inc.	44,872
2,090	OMNOVA Solutions, Inc.*	19,918
1,906	P. H. Glatfelter Co.	57,847
6,125	Paramount Gold and Silver Corp.*	8,269
427	Penford Corp.*	5,700
4,414	PolyOne Corp.	165,525
584	Quaker Chemical Corp.	45,132
3,101	Resolute Forest Products, Inc.*	63,539
1,392	RTI International Metals, Inc.*	37,821
1,143	Schnitzer Steel Industries, Inc., Class A	28,998
1,394	Schweitzer-Mauduit International, Inc.	67,093
2,223	Sensient Technologies Corp.	116,552
837	Stepan Co.	50,890
5,246	Stillwater Mining Co.*	71,031
3,109	SunCoke Energy, Inc.*	69,269
701	Taminco Corp.*	15,927
967	Texas Industries, Inc.*	82,098
1,094	Tredegar Corp.	27,252
953	U.S. Silica Holdings, Inc.	31,258
248	UFP Technologies, Inc.*	6,346
86	United States Lime & Minerals, Inc.	4,868
308	Universal Stainless & Alloy Products, Inc.*	10,173
629	US Concrete, Inc.*	17,121
2,780	Walter Energy, Inc.	29,996
2,195	Wausau Paper Corp.	29,084
2,349	Worthington Industries, Inc.	93,631
1,006	Zep, Inc.	17,706
		3,598,110
	Telecommunication Services — 0.3%

3,889	8x8, Inc.*	41,146
408	Atlantic Tele-Network, Inc.	26,740
824	Boingo Wireless, Inc.*	4,788
1,191	Cbeyond, Inc.*	8,158
9,236	Cincinnati Bell, Inc.*	30,941
2,097	Cogent Communications Group, Inc.	80,399
1,782	Consolidated Communications Holdings, Inc.	33,965
922	FairPoint Communications, Inc.*	12,244
1,398	General Communication, Inc., Class A*	14,553
459	Hawaiian Telcom Holdco, Inc.*	13,219
604	HickoryTech Corp.	8,233
683	IDT Corp., Class B	12,260
2,370	inContact, Inc.*	21,377
1,445	Inteliquent, Inc.	20,172
2,852	Iridium Communications, Inc.*	18,595
2,398	Leap Wireless International, Inc.*	42,013
686	Lumos Networks Corp.	9,961
824	magicJack VocalTec Ltd.*	15,598
7,641	NII Holdings, Inc.*	8,787
679	NTELOS Holdings Corp.	9,492
1,847	ORBCOMM, Inc.*	14,425
2,137	Premiere Global Services, Inc.*	24,170
383	RingCentral, Inc., Class A*	8,292
1,066	Shenandoah Telecommunications Co.	28,174
342	Straight Path Communications, Inc., Class B*	2,791
2,949	Towerstream Corp.*	7,785
961	USA Mobility, Inc.	13,887
6,900	Vonage Holdings Corp.*	31,809
		563,974
	Utilities — 1.1%

1,773	ALLETE, Inc.	89,554
1,713	American States Water Co.	51,441
337	Artesian Resources Corp., Class A	7,333
5,322	Atlantic Power Corp.	13,837
2,662	Avista Corp.	78,795
1,974	Black Hills Corp.	111,946
2,120	California Water Service Group	49,841
427	Chesapeake Utilities Corp.	25,295
2,685	Cleco Corp.	132,720
480	Connecticut Water Service, Inc.	15,763
650	Consolidated Water Co., Ltd.	8,151
305	Delta Natural Gas Co., Inc.	6,271
4,442	Dynegy, Inc.*	103,898
1,786	El Paso Electric Co.	62,956
1,895	Empire District Electric Co. (The)	44,987
573	Genie Energy Ltd., Class B*	6,567
2,231	IDACORP, Inc.	125,360
1,450	Laclede Group, Inc. (The)	66,483
1,538	MGE Energy, Inc.	59,336
703	Middlesex Water Co.	14,208
1,856	New Jersey Resources Corp.	83,539
1,197	Northwest Natural Gas Co.	51,315
1,683	NorthWestern Corp.	77,317
1,000	NRG Yield, Inc., Class A	38,180
785	Ormat Technologies, Inc.	21,784
1,611	Otter Tail Corp.	48,684
817	Pattern Energy Group, Inc.	22,386
3,355	Piedmont Natural Gas Co., Inc.	113,466
3,538	PNM Resources, Inc.	92,519
3,362	Portland General Electric Co.	106,912
765	Pure Cycle Corp.*	4,789
687	SJW Corp.	20,328
1,420	South Jersey Industries, Inc.	81,196
2,058	Southwest Gas Corp.	111,173
2,508	UIL Holdings Corp.	97,110
614	Unitil Corp.	19,329
1,842	UNS Energy Corp.	111,459
2,297	WGL Holdings, Inc.	92,316
574	York Water Co.	11,578
		2,280,122
	Total Common Stocks (Cost $73,215,960)	75,077,810

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Investment Companies (a) — 0.0%‡
	Financials — 0.0%‡

403	Firsthand Technology Value Fund, Inc.	$9,628
535	Stellus Capital Investment Corp.	7,843
		17,471
	Total Investment Companies (Cost $17,423)	17,471

No. of Rights
Rights — 0.0%‡
3,327	Omthera Pharmaceuticals, Inc., at $4.70*^	—
	Total Rights (Cost $—)	—

No. of Warrants
Warrants — 0.0%‡
9,763	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Securities (a) — 29.0%
	Federal Home Loan Bank
$4,117,725	0.00%, due 03/03/14	4,117,725
	U.S. Treasury Bills
20,000,000	0.00%, due 03/20/14	19,999,657
37,000,000	0.00%, due 04/24/14	36,995,144
	Total U.S. Government & Agency Securities (Cost $61,112,526)	61,112,526

	Repurchase Agreements (a)(b) — 16.2%
34,212,526	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $34,212,657	34,212,526
	Total Repurchase Agreements (Cost $34,212,526)	34,212,526

	Total Investment Securities (Cost $168,558,435) — 80.8%	170,420,333
	Other assets less liabilities — 19.2%	40,515,810
	Net Assets — 100.0%	$210,936,143

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 28, 2014, the value of these securities amounted to $— or 0.00% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $9,161,791.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,949,708
Aggregate gross unrealized depreciation	(1,109,074)
Net unrealized appreciation	$1,840,634
Federal income tax cost of investments	$168,579,699

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	236	03/21/14	$27,885,760	$1,112,283

Cash collateral in the amount of $1,215,001 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the Russell 2000® Index	(0.02)%	11/06/15	$2,267,212	$347,319

Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	(0.08)%	02/06/15	1,575,862	971,656

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(0.09)%	11/06/15	19,805,548	1,721,129

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(0.08)%	11/06/15	2,078,025	1,112,878

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	0.22%	11/06/14	18,092,928	4,138,386

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Index	(0.19)%	11/06/15	115,896,999	15,956,217

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	0.16%	11/06/15	152,531,949	12,655,844

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	0.01%	01/06/15	3,768,606	1,414,820

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 ETF	(0.28)%	11/06/15	389,777	620,046

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 ETF	(0.24)%	11/06/15	2,418,573	578,866

				$39,517,161

See accompanying notes to schedules of portfolio investments.

Ultra SmallCap600

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 42.8%
	Consumer Discretionary — 6.9%

1,552	Aeropostale, Inc.*	$11,392
346	American Public Education, Inc.*	12,255
266	Arctic Cat, Inc.	12,454
734	Barnes & Noble, Inc.*	14,063
353	Big 5 Sporting Goods Corp.	5,359
29	Biglari Holdings, Inc.*	13,021
491	BJ’s Restaurants, Inc.*	13,601
253	Blue Nile, Inc.*	8,903
168	Blyth, Inc.	1,643
1,493	Boyd Gaming Corp.*	17,349
812	Brown Shoe Co., Inc.	19,959
554	Buckle, Inc. (The)	25,135
371	Buffalo Wild Wings, Inc.*	53,795
1,474	Callaway Golf Co.	12,411
218	Capella Education Co.	14,493
1,142	Career Education Corp.*	8,439
532	Cato Corp. (The), Class A	14,933
440	Children’s Place Retail Stores, Inc. (The)*	23,835
720	Christopher & Banks Corp.*	4,795
471	Cracker Barrel Old Country Store, Inc.	46,841
1,749	Crocs, Inc.*	26,637
320	DineEquity, Inc.	26,800
599	Dorman Products, Inc.*	34,514
432	Drew Industries, Inc.	21,272
595	E.W. Scripps Co. (The), Class A*	11,674
515	Ethan Allen Interiors, Inc.	12,942
971	Finish Line, Inc. (The), Class A	26,236
831	Francesca’s Holdings Corp.*	16,263
676	Fred’s, Inc., Class A	13,473
369	FTD Cos., Inc.*	11,449
327	G-III Apparel Group Ltd.*	22,723
474	Genesco, Inc.*	35,195
419	Group 1 Automotive, Inc.	27,972
866	Harte-Hanks, Inc.	6,919
396	Haverty Furniture Cos., Inc.	11,543
596	Helen of Troy Ltd.*	38,925
514	Hibbett Sports, Inc.*	29,468
1,242	Hillenbrand, Inc.	37,111
1,020	Iconix Brand Group, Inc.*	41,045
783	Interval Leisure Group, Inc.	21,290
571	iRobot Corp.*	23,936
360	ITT Educational Services, Inc.*	11,171
843	Jack in the Box, Inc.*	48,430
340	JAKKS Pacific, Inc.	2,434
554	JoS. A. Bank Clothiers, Inc.*	34,392
2,427	Kate Spade & Co.*	83,052
297	Kirkland’s, Inc.*	5,251
1,037	La-Z-Boy, Inc.	26,485
445	Lithia Motors, Inc., Class A	28,222
2,798	Live Nation Entertainment, Inc.*	63,487
546	Lumber Liquidators Holdings, Inc.*	58,575
482	M/I Homes, Inc.*	12,002
358	Marcus Corp. (The)	5,051
486	MarineMax, Inc.*	6,998
603	Marriott Vacations Worldwide Corp.*	31,621
898	Men’s Wearhouse, Inc. (The)	48,303
715	Meritage Homes Corp.*	34,470
192	Monarch Casino & Resort, Inc.*	3,619
590	Monro Muffler Brake, Inc.	35,205
357	Movado Group, Inc.	14,055
585	Multimedia Games Holding Co., Inc.*	19,320
568	Nutrisystem, Inc.	8,361
502	Outerwall, Inc.*	35,507
286	Oxford Industries, Inc.	22,382
631	Papa John’s International, Inc.	32,118
1,050	Pep Boys-Manny Moe & Jack (The)*	13,220
245	Perry Ellis International, Inc.*	3,418
399	PetMed Express, Inc.	5,506
1,171	Pinnacle Entertainment, Inc.*	28,455
908	Pool Corp.	53,082
2,528	Quiksilver, Inc.*	19,718
258	Red Robin Gourmet Burgers, Inc.*	20,106
863	Regis Corp.	12,134
1,141	Ruby Tuesday, Inc.*	6,994
704	Ruth’s Hospitality Group, Inc.	8,701
914	Ryland Group, Inc. (The)	42,583
511	Scholastic Corp.	18,028
374	SEACOR Holdings, Inc.*	33,084
1,092	Select Comfort Corp.*	19,722
421	Sizmek, Inc.*	5,216
783	Skechers U.S.A., Inc., Class A*	26,411
677	Sonic Automotive, Inc., Class A	16,086
1,034	Sonic Corp.*	21,073
675	Spartan Motors, Inc.	3,827
628	Stage Stores, Inc.	12,434
411	Standard Motor Products, Inc.	14,447
2,960	Standard Pacific Corp.*	26,966
555	Stein Mart, Inc.	7,542
1,166	Steven Madden Ltd.*	42,501
214	Strayer Education, Inc.*	10,223
383	Sturm Ruger & Co., Inc.	24,412
462	Superior Industries International, Inc.	8,445
1,186	Texas Roadhouse, Inc.	31,370
733	Tuesday Morning Corp.*	11,464
308	Universal Electronics, Inc.*	12,871
419	Universal Technical Institute, Inc.	5,669
601	Vitamin Shoppe, Inc.*	28,121
389	VOXX International Corp.*	5,057
551	Winnebago Industries, Inc.*	14,690
1,989	Wolverine World Wide, Inc.	52,430
650	Zale Corp.*	14,125
437	Zumiez, Inc.*	10,383
		2,193,088
	Consumer Staples — 1.6%

1,621	Alliance One International, Inc.*	4,361
523	Andersons, Inc. (The)	28,681
334	Annie’s, Inc.*	12,518
1,057	B&G Foods, Inc.	31,668
173	Boston Beer Co., Inc. (The), Class A*	40,958
274	Calavo Growers, Inc.	8,532
296	Cal-Maine Foods, Inc.	15,561
761	Casey’s General Stores, Inc.	52,121
827	Central Garden and Pet Co., Class A*	6,087
3,129	Darling International, Inc.*	63,143
409	Diamond Foods, Inc.*	11,747
335	Inter Parfums, Inc.	11,259
288	J&J Snack Foods Corp.	26,750
253	Medifast, Inc.*	6,664
1,023	Prestige Brands Holdings, Inc.*	29,145
401	Sanderson Farms, Inc.	30,813

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
140	Seneca Foods Corp., Class A*	$4,239
967	Snyder’s-Lance, Inc.	26,196
725	Spartan Stores, Inc.	16,378
720	TreeHouse Foods, Inc.*	51,307
284	WD-40 Co.	20,706
		498,834
	Energy — 1.8%

695	Approach Resources, Inc.*	15,478
4,198	Arch Coal, Inc.	19,143
526	Basic Energy Services, Inc.*	12,545
724	Bristow Group, Inc.	56,182
896	C&J Energy Services, Inc.*	23,161
817	Carrizo Oil & Gas, Inc.*	40,637
1,204	Cloud Peak Energy, Inc.*	23,358
877	Comstock Resources, Inc.	17,329
302	Contango Oil & Gas Co.*	14,321
371	Era Group, Inc.*	10,481
1,160	Exterran Holdings, Inc.*	47,525
2,367	Forest Oil Corp.*	4,758
256	Geospace Technologies Corp.*	19,653
470	Green Plains Renewable Energy, Inc.	12,422
243	Gulf Island Fabrication, Inc.	5,096
642	Hornbeck Offshore Services, Inc.*	27,452
2,423	ION Geophysical Corp.*	9,862
518	Matrix Service Co.*	16,768
1,728	Newpark Resources, Inc.*	19,215
1,125	Northern Oil and Gas, Inc.*	15,660
705	PDC Energy, Inc.*	43,802
1,046	Penn Virginia Corp.*	15,847
1,122	PetroQuest Energy, Inc.*	5,307
1,235	Pioneer Energy Services Corp.*	14,079
989	Stone Energy Corp.*	35,545
858	Swift Energy Co.*	8,580
619	Tesco Corp.*	11,742
1,559	TETRA Technologies, Inc.*	18,708
		564,656
	Financials — 9.2%

1,099	Acadia Realty Trust (REIT)	29,069
295	Agree Realty Corp. (REIT)	9,068
680	American Assets Trust, Inc. (REIT)	22,488
366	AMERISAFE, Inc.	15,936
1,137	Associated Estates Realty Corp. (REIT)	19,443
854	Bank Mutual Corp.	5,653
639	Bank of the Ozarks, Inc.	40,525
386	Banner Corp.	15,320
1,568	BBCN Bancorp, Inc.	26,687
238	BofI Holding, Inc.*	22,158
1,579	Boston Private Financial Holdings, Inc.	20,590
1,390	Brookline Bancorp, Inc.	12,691
378	Calamos Asset Management, Inc., Class A	4,510
1,894	Capstead Mortgage Corp. (REIT)	24,414
599	Cardinal Financial Corp.	10,327
890	Cardtronics, Inc.*	36,063
556	Cash America International, Inc.	22,251
1,331	Cedar Realty Trust, Inc. (REIT)	8,186
311	City Holding Co.	13,771
1,014	Columbia Banking System, Inc.	26,587
798	Community Bank System, Inc.	29,071
423	CoreSite Realty Corp. (REIT)	13,172
3,488	Cousins Properties, Inc. (REIT)	40,286
1,852	CVB Financial Corp.	28,836
3,866	DiamondRock Hospitality Co. (REIT)	48,789
579	Dime Community Bancshares, Inc.	9,727
606	EastGroup Properties, Inc. (REIT)	37,596
368	eHealth, Inc.*	17,664
617	Employers Holdings, Inc.	12,136
463	Encore Capital Group, Inc.*	22,511
1,022	EPR Properties (REIT)	54,432
649	Evercore Partners, Inc., Class A	36,110
1,074	EZCORP, Inc., Class A*	13,575
997	Financial Engines, Inc.	56,340
1,966	First BanCorp./Puerto Rico*	10,243
572	First Cash Financial Services, Inc.*	30,219
1,890	First Commonwealth Financial Corp.	16,103
1,140	First Financial Bancorp	19,426
601	First Financial Bankshares, Inc.	36,348
1,485	First Midwest Bancorp, Inc./IL	24,755
3,273	FNB Corp./PA	39,898
687	Forestar Group, Inc.*	12,957
1,724	Franklin Street Properties Corp. (REIT)	21,584
714	FXCM, Inc., Class A	12,031
1,425	Geo Group, Inc. (The) (REIT)	45,928
528	Getty Realty Corp. (REIT)	10,159
1,470	Glacier Bancorp, Inc.	40,792
1,082	Government Properties Income Trust (REIT)	26,953
428	Green Dot Corp., Class A*	8,624
628	Hanmi Financial Corp.	14,714
200	HCI Group, Inc.	9,684
1,896	Healthcare Realty Trust, Inc. (REIT)	45,447
656	HFF, Inc., Class A	20,926
939	Home BancShares, Inc./AR	31,513
798	Horace Mann Educators Corp.	22,831
454	Independent Bank Corp./MA	16,703
227	Infinity Property & Casualty Corp.	16,741
1,656	Inland Real Estate Corp. (REIT)	17,736
988	Interactive Brokers Group, Inc., Class A	21,973
718	Investment Technology Group, Inc.*	12,407
2,584	Kite Realty Group Trust (REIT)	15,969
2,056	LaSalle Hotel Properties (REIT)	64,435
4,019	Lexington Realty Trust (REIT)	45,857
687	LTC Properties, Inc. (REIT)	25,886
744	MarketAxess Holdings, Inc.	43,926
1,087	MB Financial, Inc.	33,186
918	Meadowbrook Insurance Group, Inc.	4,930
3,195	Medical Properties Trust, Inc. (REIT)	42,142
2,306	National Penn Bancshares, Inc.	24,905
210	Navigators Group, Inc. (The)*	12,730
857	NBT Bancorp, Inc.	20,122
1,863	Northwest Bancshares, Inc.	26,734
1,991	Old National Bancorp/IN	27,934
777	Oritani Financial Corp.	12,168
762	PacWest Bancorp	33,071
1,343	Parkway Properties, Inc./MD (REIT)	24,751
1,349	Pennsylvania Real Estate Investment Trust (REIT)	25,307
653	Pinnacle Financial Partners, Inc.	23,560

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
315	Piper Jaffray Cos.*	$13,199
984	Portfolio Recovery Associates, Inc.*	53,362
1,072	Post Properties, Inc. (REIT)	52,024
1,291	PrivateBancorp, Inc.	37,258
1,220	ProAssurance Corp.	55,461
1,054	Provident Financial Services, Inc.	19,562
395	PS Business Parks, Inc. (REIT)	33,188
679	RLI Corp.	29,285
588	S&T Bancorp, Inc.	13,565
749	Sabra Health Care REIT, Inc. (REIT)	21,324
253	Safety Insurance Group, Inc.	14,125
251	Saul Centers, Inc. (REIT)	11,664
1,103	Selective Insurance Group, Inc.	25,413
320	Simmons First National Corp., Class A	11,402
633	Sovran Self Storage, Inc. (REIT)	46,836
1,559	Sterling Bancorp/DE	20,018
414	Stewart Information Services Corp.	15,310
1,166	Stifel Financial Corp.*	56,073
3,703	Susquehanna Bancshares, Inc.	40,511
575	SWS Group, Inc.*	4,686
1,868	Tanger Factory Outlet Centers, Inc. (REIT)	64,091
302	Taylor Capital Group, Inc.*	7,127
810	Texas Capital Bancshares, Inc.*	50,990
233	Tompkins Financial Corp.	11,280
772	Tower Group International Ltd.	2,131
1,868	TrustCo Bank Corp./NY	12,628
741	UMB Financial Corp.	46,194
2,214	Umpqua Holdings Corp.	39,343
1,236	United Bankshares, Inc./WV	36,375
764	United Community Banks, Inc./GA*	12,751
427	United Fire Group, Inc.	12,374
251	Universal Health Realty Income Trust (REIT)	10,688
572	Universal Insurance Holdings, Inc.	7,642
502	Urstadt Biddle Properties, Inc., Class A (REIT)	9,844
711	ViewPoint Financial Group, Inc.	17,775
139	Virtus Investment Partners, Inc.*	25,737
1,342	Wilshire Bancorp, Inc.	13,621
912	Wintrust Financial Corp.	42,207
213	World Acceptance Corp.*	20,416
		2,917,770
	Health Care — 4.4%

414	Abaxis, Inc.*	15,711
694	Abiomed, Inc.*	19,564
816	Acorda Therapeutics, Inc.*	29,898
1,422	Affymetrix, Inc.*	10,978
695	Air Methods Corp.*	37,544
1,410	Akorn, Inc.*	36,406
166	Almost Family, Inc.*	4,552
642	Amedisys, Inc.*	10,888
910	AMN Healthcare Services, Inc.*	12,676
637	Amsurg Corp.*	27,939
246	Analogic Corp.	23,188
224	Anika Therapeutics, Inc.*	8,819
1,079	Arqule, Inc.*	2,428
487	Bio-Reference Labs, Inc.*	12,302
598	Cambrex Corp.*	12,002
659	Cantel Medical Corp.	21,319
1,083	Centene Corp.*	68,965
349	Chemed Corp.	29,525
207	Computer Programs & Systems, Inc.	14,165
546	CONMED Corp.	25,455
224	Corvel Corp.*	10,306
535	Cross Country Healthcare, Inc.*	5,564
491	CryoLife, Inc.	4,890
487	Cyberonics, Inc.*	33,345
385	Cynosure, Inc., Class A*	11,850
568	Emergent Biosolutions, Inc.*	14,052
387	Ensign Group, Inc. (The)	15,325
567	Gentiva Health Services, Inc.*	6,073
477	Greatbatch, Inc.*	20,668
1,019	Haemonetics Corp.*	37,173
688	Hanger, Inc.*	24,390
404	HealthStream, Inc.*	11,643
693	Healthways, Inc.*	10,367
218	Hi-Tech Pharmacal Co., Inc.*	9,453
259	ICU Medical, Inc.*	14,986
1,279	Impax Laboratories, Inc.*	32,960
464	Integra LifeSciences Holdings Corp.*	21,827
570	Invacare Corp.	11,297
335	IPC The Hospitalist Co., Inc.*	17,196
1,072	Kindred Healthcare, Inc.	23,220
188	Landauer, Inc.	9,110
240	LHC Group, Inc.*	5,654
404	Ligand Pharmaceuticals, Inc.*	28,179
737	Luminex Corp.*	13,620
535	Magellan Health Services, Inc.*	32,710
1,264	Medicines Co. (The)*	38,615
995	Medidata Solutions, Inc.*	63,780
821	Meridian Bioscience, Inc.	17,126
803	Merit Medical Systems, Inc.*	12,117
561	Molina Healthcare, Inc.*	21,138
910	Momenta Pharmaceuticals, Inc.*	13,468
254	MWI Veterinary Supply, Inc.*	41,382
551	Natus Medical, Inc.*	13,830
721	Neogen Corp.*	31,234
882	NuVasive, Inc.*	32,414
704	Omnicell, Inc.*	20,261
1,117	PAREXEL International Corp.*	59,838
582	PharMerica Corp.*	14,026
868	Quality Systems, Inc.	15,155
1,106	Questcor Pharmaceuticals, Inc.	67,190
1,061	Spectrum Pharmaceuticals, Inc.*	8,859
267	SurModics, Inc.*	6,648
737	Symmetry Medical, Inc.*	7,797
1,381	West Pharmaceutical Services, Inc.	62,946
		1,398,006
	Industrials — 6.4%

552	AAON, Inc.	16,494
783	AAR Corp.	22,629
1,014	ABM Industries, Inc.	28,625
1,445	Actuant Corp., Class A	50,662
759	Aegion Corp.*	17,571
391	Aerovironment, Inc.*	12,215
558	Albany International Corp., Class A	20,133
290	Allegiant Travel Co.	28,785
155	American Science & Engineering, Inc.	10,191
237	American Woodmark Corp.*	7,610
569	Apogee Enterprises, Inc.	19,477
834	Applied Industrial Technologies, Inc.	42,559
478	Arkansas Best Corp.	15,898

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
371	Astec Industries, Inc.	$14,922
495	Atlas Air Worldwide Holdings, Inc.*	14,914
504	AZZ, Inc.	22,362
908	Barnes Group, Inc.	34,913
928	Brady Corp., Class A	24,824
938	Briggs & Stratton Corp.	21,368
285	CDI Corp.	5,207
348	CIRCOR International, Inc.	24,903
739	Comfort Systems USA, Inc.	12,142
413	Cubic Corp.	21,476
937	Curtiss-Wright Corp.	63,866
205	DXP Enterprises, Inc.*	20,861
668	Dycom Industries, Inc.*	19,299
1,328	EMCOR Group, Inc.	62,124
368	Encore Wire Corp.	19,243
937	EnerSys, Inc.	66,564
341	Engility Holdings, Inc.*	14,230
414	EnPro Industries, Inc.*	29,655
524	ESCO Technologies, Inc.	18,780
259	Exponent, Inc.	18,451
1,239	Federal Signal Corp.*	15,921
605	Forward Air Corp.	26,172
773	Franklin Electric Co., Inc.	33,695
392	G&K Services, Inc., Class A	24,551
1,208	GenCorp, Inc.*	22,505
571	Gibraltar Industries, Inc.*	10,524
867	Griffon Corp.	10,751
1,381	Healthcare Services Group, Inc.	37,190
956	Heartland Express, Inc.	19,483
319	Heidrick & Struggles International, Inc.	5,866
692	Hub Group, Inc., Class A*	27,036
1,076	II-VI, Inc.*	17,636
450	Insperity, Inc.	13,136
1,154	Interface, Inc.	22,226
538	John Bean Technologies Corp.	16,226
536	Kaman Corp.	21,290
539	Kelly Services, Inc., Class A	13,561
1,188	Knight Transportation, Inc.	25,518
978	Korn/Ferry International*	24,831
255	Lindsay Corp.	21,639
332	Lydall, Inc.*	6,726
806	Mobile Mini, Inc.*	36,278
897	Moog, Inc., Class A*	55,551
559	Mueller Industries, Inc.	34,926
97	National Presto Industries, Inc.	7,473
978	Navigant Consulting, Inc.*	17,047
916	On Assignment, Inc.*	31,510
1,196	Orbital Sciences Corp.*	33,990
541	Orion Marine Group, Inc.*	6,108
182	Powell Industries, Inc.	12,400
733	Quanex Building Products Corp.	14,250
1	R.R. Donnelley & Sons Co.	13
786	Resources Connection, Inc.	10,768
497	Roadrunner Transportation Systems, Inc.*	11,684
483	Saia, Inc.*	16,683
804	Simpson Manufacturing Co., Inc.	28,421
1,013	SkyWest, Inc.	12,865
253	Standex International Corp.	13,993
1,026	Taser International, Inc.*	19,730
742	Teledyne Technologies, Inc.*	72,701
365	Tennant Co.	22,360
1,269	Tetra Tech, Inc.*	36,649
1,059	Titan International, Inc.	20,079
1,130	Toro Co. (The)	74,840
812	TrueBlue, Inc.*	23,126
301	UniFirst Corp.	33,017
790	United Stationers, Inc.	33,678
394	Universal Forest Products, Inc.	21,958
402	Viad Corp.	9,668
358	Vicor Corp.*	3,856
588	WageWorks, Inc.*	34,780
565	Watts Water Technologies, Inc., Class A	34,815
		2,024,653
	Information Technology — 8.0%

727	Advanced Energy Industries, Inc.*	19,949
279	Agilysys, Inc.*	4,051
528	Anixter International, Inc.	56,470
2,270	ARRIS Group, Inc.*	65,149
630	ATMI, Inc.*	21,426
284	Badger Meter, Inc.	15,597
196	Bel Fuse, Inc., Class B	3,724
859	Belden, Inc.	61,960
1,068	Benchmark Electronics, Inc.*	25,461
314	Black Box Corp.	8,352
905	Blackbaud, Inc.	28,345
815	Blucora, Inc.*	15,681
728	Bottomline Technologies (de), Inc.*	25,982
1,317	Brooks Automation, Inc.	13,657
466	Cabot Microelectronics Corp.*	20,583
463	CACI International, Inc., Class A*	36,498
659	CalAmp Corp.*	21,114
435	CEVA, Inc.*	7,865
819	Checkpoint Systems, Inc.*	11,998
1,328	CIBER, Inc.*	6,348
1,256	Cirrus Logic, Inc.*	24,178
1,640	Cognex Corp.*	61,762
491	Coherent, Inc.*	33,462
459	Cohu, Inc.	4,631
656	comScore, Inc.*	20,743
318	Comtech Telecommunications Corp.	10,179
669	CSG Systems International, Inc.	18,732
666	CTS Corp.	13,600
756	Daktronics, Inc.	10,713
868	Dealertrack Technologies, Inc.*	46,933
758	Dice Holdings, Inc.*	5,579
509	Digi International, Inc.*	4,861
562	Digital River, Inc.*	9,987
720	Diodes, Inc.*	17,143
446	DSP Group, Inc.*	3,773
356	DTS, Inc.*	7,230
631	Ebix, Inc.	10,254
505	Electro Scientific Industries, Inc.	4,762
930	Electronics For Imaging, Inc.*	41,478
1,805	Entropic Communications, Inc.*	7,906
598	EPIQ Systems, Inc.	8,480
940	Exar Corp.*	10,763
612	ExlService Holdings, Inc.*	17,130
338	FARO Technologies, Inc.*	19,449
826	FEI Co.	84,789
250	Forrester Research, Inc.	9,055
2,620	GT Advanced Technologies, Inc.*	37,545
1,994	Harmonic, Inc.*	12,941
729	Heartland Payment Systems, Inc.	29,481
642	Higher One Holdings, Inc.*	5,136
623	Hittite Microwave Corp.	36,745
577	iGATE Corp.*	19,531

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
837	Insight Enterprises, Inc.*	$19,234
312	Interactive Intelligence Group, Inc.*	24,845
475	Intevac, Inc.*	3,577
1,115	Ixia*	13,781
867	j2 Global, Inc.	44,564
1,208	Kopin Corp.*	4,820
1,502	Kulicke & Soffa Industries, Inc.*	17,333
509	Liquidity Services, Inc.*	13,041
443	Littelfuse, Inc.	41,806
974	LivePerson, Inc.*	12,740
450	LogMeIn, Inc.*	18,832
1,519	Manhattan Associates, Inc.*	57,555
1,355	MAXIMUS, Inc.	64,755
298	Measurement Specialties, Inc.*	18,178
658	Mercury Systems, Inc.*	7,304
702	Methode Electronics, Inc.	23,798
902	Micrel, Inc.	9,417
1,858	Microsemi Corp.*	42,845
179	MicroStrategy, Inc., Class A*	23,114
1,053	MKS Instruments, Inc.	31,653
688	Monolithic Power Systems, Inc.*	24,658
772	Monotype Imaging Holdings, Inc.	21,956
1,901	Monster Worldwide, Inc.*	15,151
304	MTS Systems Corp.	21,572
439	Nanometrics, Inc.*	8,060
767	NETGEAR, Inc.*	26,216
739	Netscout Systems, Inc.*	28,067
774	Newport Corp.*	16,022
1,182	NIC, Inc.	22,978
460	OpenTable, Inc.*	36,657
355	Oplink Communications, Inc.*	6,220
373	OSI Systems, Inc.*	22,928
412	Park Electrochemical Corp.	11,738
344	PC-Tel, Inc.	2,993
653	Perficient, Inc.*	13,328
410	Pericom Semiconductor Corp.*	3,317
668	Plexus Corp.*	27,488
592	Power Integrations, Inc.	35,005
408	Procera Networks, Inc.*	4,500
1,027	Progress Software Corp.*	25,613
1,715	QLogic Corp.*	19,585
566	QuinStreet, Inc.*	3,730
557	Rofin-Sinar Technologies, Inc.*	13,073
350	Rogers Corp.*	22,645
390	Rubicon Technology, Inc.*	5,035
651	Rudolph Technologies, Inc.*	7,467
1,666	Sanmina Corp.*	28,255
556	ScanSource, Inc.*	21,829
615	Sigma Designs, Inc.*	3,014
290	Stamps.com, Inc.*	10,202
643	Super Micro Computer, Inc.*	12,982
203	Supertex, Inc.*	6,685
774	Sykes Enterprises, Inc.*	15,232
701	Synaptics, Inc.*	45,593
601	Synchronoss Technologies, Inc.*	20,662
521	SYNNEX Corp.*	30,989
1,824	Take-Two Interactive Software, Inc.*	36,060
673	Tangoe, Inc.*	12,800
379	TeleTech Holdings, Inc.*	9,126
967	Tessera Technologies, Inc.	21,003
3,176	TriQuint Semiconductor, Inc.*	38,874
1,079	TTM Technologies, Inc.*	9,064
561	Tyler Technologies, Inc.*	52,611
550	Ultratech, Inc.*	14,421
578	VASCO Data Security International, Inc.*	4,612
776	Veeco Instruments, Inc.*	30,691
829	ViaSat, Inc.*	55,303
506	Virtusa Corp.*	18,403
491	XO Group, Inc.*	5,863
		2,562,629
	Materials — 2.8%

576	A. Schulman, Inc.	20,016
337	A.M. Castle & Co.*	4,927
2,696	AK Steel Holding Corp.*	16,742
494	AMCOL International Corp.	21,924
493	American Vanguard Corp.	10,969
596	Balchem Corp.	30,104
623	Boise Cascade Co.*	18,435
1,080	Calgon Carbon Corp.*	21,740
1,017	Century Aluminum Co.*	12,041
416	Clearwater Paper Corp.*	26,562
221	Deltic Timber Corp.	13,910
899	Flotek Industries, Inc.*	22,880
446	FutureFuel Corp.	7,738
1,281	Globe Specialty Metals, Inc.	25,453
994	H.B. Fuller Co.	48,189
187	Hawkins, Inc.	6,663
244	Haynes International, Inc.	12,085
1,446	Headwaters, Inc.*	19,275
435	Innophos Holdings, Inc.	23,890
371	Kaiser Aluminum Corp.	26,189
1,586	KapStone Paper and Packaging Corp.*	50,419
402	Koppers Holdings, Inc.	15,895
643	Kraton Performance Polymers, Inc.*	17,837
379	LSB Industries, Inc.*	12,390
408	Materion Corp.	12,073
529	Myers Industries, Inc.	11,373
320	Neenah Paper, Inc.	16,067
180	Olympic Steel, Inc.	4,952
632	OM Group, Inc.	19,971
856	P. H. Glatfelter Co.	25,980
1,903	PolyOne Corp.	71,362
261	Quaker Chemical Corp.	20,170
604	RTI International Metals, Inc.*	16,411
621	Schweitzer-Mauduit International, Inc.	29,889
375	Stepan Co.	22,800
2,360	Stillwater Mining Co.*	31,954
1,376	SunCoke Energy, Inc.*	30,657
424	Texas Industries, Inc.*	35,998
498	Tredegar Corp.	12,405
1,056	U.S. Silica Holdings, Inc.	34,637
978	Wausau Paper Corp.	12,958
451	Zep, Inc.	7,938
		903,868
	Telecommunication Services — 0.2%

1,581	8x8, Inc.*	16,727
196	Atlantic Tele-Network, Inc.	12,846
555	Cbeyond, Inc.*	3,802
4,114	Cincinnati Bell, Inc.*	13,782
608	General Communication, Inc., Class A*	6,329
353	Lumos Networks Corp.	5,125
302	NTELOS Holdings Corp.	4,222

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
428	USA Mobility, Inc.	$6,185
		69,018
	Utilities — 1.5%

733	ALLETE, Inc.	37,024
766	American States Water Co.	23,003
1,187	Avista Corp.	35,135
799	El Paso Electric Co.	28,165
602	Laclede Group, Inc. (The)	27,602
831	New Jersey Resources Corp.	37,403
534	Northwest Natural Gas Co.	22,892
761	NorthWestern Corp.	34,960
1,502	Piedmont Natural Gas Co., Inc.	50,798
637	South Jersey Industries, Inc.	36,424
917	Southwest Gas Corp.	49,536
1,117	UIL Holdings Corp.	43,250
821	UNS Energy Corp.	49,679
		475,871
	Total Common Stocks
	(Cost $13,428,617)	13,608,393

Principal Amount
	U.S. Government & Agency Security (a) — 5.5%
	Federal Home Loan Bank
$1,766,529	0.00%, due 03/03/14	1,766,529
	Total U.S. Government & Agency Security (Cost $1,766,529)	1,766,529

	Repurchase Agreements (a)(b) — 46.7%
14,899,978	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $14,900,035	14,899,978
	Total Repurchase Agreements (Cost $14,899,978)	14,899,978

	Total Investment Securities
	(Cost $30,095,124) — 95.0%	30,274,900
	Other assets less liabilities — 5.0%	1,606,273
	Net Assets — 100.0%	$31,881,173

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $2,024,686.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT              Real Estate Investment Trust

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$464,331
Aggregate gross unrealized depreciation	(384,975)
Net unrealized appreciation	$79,356
Federal income tax cost of investments	$30,195,544

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Bank of America, N.A., based on the S&P SmallCap 600® Index	0.41%	11/06/15	$3,343,665	$110,872

Equity Index Swap Agreement with Citibank N.A., based on the S&P SmallCap 600® Index	0.12%	01/06/15	2,191,501	(52,570)

Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600® Index	(0.04)%	11/06/15	2,665,418	136,151

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600® Index	(0.08)%	11/06/15	4,841,798	134,601

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P SmallCap 600® Index	0.31%	11/06/15	12,015,675	363,903

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600® Index	0.56%	11/06/15	24,930,238	1,416,826

Swap Agreement with Deutsche Bank AG, based on the iShares® Core S&P Small-Cap ETF	(0.08)%	11/06/15	132,558	(97,002)

				$2,012,781

See accompanying notes to schedules of portfolio investments.

UltraPro S&P500®

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 69.0%
	Consumer Discretionary — 8.6%

9,902	Amazon.com, Inc.*	$3,585,514
1,722	AutoNation, Inc.*	90,646
908	AutoZone, Inc.*	488,904
5,735	Bed Bath & Beyond, Inc.*	388,948
7,300	Best Buy Co., Inc.	194,399
6,076	BorgWarner, Inc.	373,370
5,716	Cablevision Systems Corp., Class A	100,602
5,962	CarMax, Inc.*	288,740
11,695	Carnival Corp.	463,824
14,905	CBS Corp. (Non-Voting), Class B	999,827
826	Chipotle Mexican Grill, Inc.*	466,863
7,490	Coach, Inc.	365,587
69,592	Comcast Corp., Class A	3,597,210
7,590	D.R. Horton, Inc.	186,410
3,485	Darden Restaurants, Inc.	177,944
7,477	Delphi Automotive PLC	497,744
13,051	DIRECTV*	1,012,758
6,028	Discovery Communications, Inc., Class A*	502,253
7,869	Dollar General Corp.*	471,353
5,558	Dollar Tree, Inc.*	304,412
2,749	Expedia, Inc.	215,879
2,582	Family Dollar Stores, Inc.	169,121
105,334	Ford Motor Co.	1,621,090
1,313	Fossil Group, Inc.*	150,877
3,121	GameStop Corp., Class A	116,445
6,085	Gannett Co., Inc.	181,029
7,072	Gap, Inc. (The)	309,400
3,282	Garmin Ltd.	176,112
34,811	General Motors Co.*	1,260,158
4,120	Genuine Parts Co.	362,931
6,595	Goodyear Tire & Rubber Co. (The)	177,208
118	Graham Holdings Co., Class B	84,807
7,297	H&R Block, Inc.	230,877
5,904	Harley-Davidson, Inc.	390,018
1,802	Harman International Industries, Inc.	188,723
3,086	Hasbro, Inc.	170,224
37,606	Home Depot, Inc. (The)	3,084,820
6,646	International Game Technology	100,288
11,117	Interpublic Group of Cos., Inc. (The)	196,993
18,292	Johnson Controls, Inc.	903,625
5,376	Kohl’s Corp.	302,077
6,514	L Brands, Inc.	366,934
3,770	Leggett & Platt, Inc.	120,828
4,694	Lennar Corp., Class A	205,973
27,929	Lowe’s Cos., Inc.	1,397,288
9,843	Macy’s, Inc.	569,516
5,999	Marriott International, Inc., Class A	325,326
9,037	Mattel, Inc.	337,170
26,570	McDonald’s Corp.	2,528,136
4,790	Michael Kors Holdings Ltd.*	469,564
1,627	Mohawk Industries, Inc.*	230,269
1,583	Netflix, Inc.*	705,432
7,670	Newell Rubbermaid, Inc.	246,284
13,293	News Corp., Class A*	243,661
19,954	NIKE, Inc., Class B	1,562,398
3,823	Nordstrom, Inc.	235,038
6,875	Omnicom Group, Inc.	520,300
2,866	O’Reilly Automotive, Inc.*	432,336
2,770	PetSmart, Inc.	185,756
1,373	priceline.com, Inc.*	1,851,957
9,205	PulteGroup, Inc.	193,213
2,176	PVH Corp.	275,112
1,593	Ralph Lauren Corp.	256,600
5,784	Ross Stores, Inc.	421,075
2,924	Scripps Networks Interactive, Inc., Class A	237,546
17,638	Staples, Inc.	239,700
20,123	Starbucks Corp.	1,427,928
5,116	Starwood Hotels & Resorts Worldwide, Inc.	421,865
16,878	Target Corp.	1,055,550
2,940	Tiffany & Co.	274,155
7,530	Time Warner Cable, Inc.	1,056,836
24,162	Time Warner, Inc.	1,621,995
18,995	TJX Cos., Inc. (The)	1,167,433
3,729	Tractor Supply Co.	263,118
2,959	TripAdvisor, Inc.*	296,610
52,404	Twenty-First Century Fox, Inc., Class A	1,757,630
2,910	Urban Outfitters, Inc.*	108,950
9,405	VF Corp.	551,039
10,839	Viacom, Inc., Class B	950,905
43,644	Walt Disney Co. (The)	3,526,872
2,095	Whirlpool Corp.	303,000
3,478	Wyndham Worldwide Corp.	253,477
2,159	Wynn Resorts Ltd.	523,536
11,891	Yum! Brands, Inc.	880,885
		55,549,206
	Consumer Staples — 6.6%

53,409	Altria Group, Inc.	1,936,610
17,571	Archer-Daniels-Midland Co.	713,383
11,585	Avon Products, Inc.	179,220
4,355	Beam, Inc.	361,291
4,326	Brown-Forman Corp., Class B	362,519
4,794	Campbell Soup Co.	207,628
3,448	Clorox Co. (The)	300,941
101,418	Coca-Cola Co. (The)	3,874,168
6,447	Coca-Cola Enterprises, Inc.	303,525
23,472	Colgate-Palmolive Co.	1,474,746
11,266	ConAgra Foods, Inc.	319,954
4,450	Constellation Brands, Inc., Class A*	360,583
11,669	Costco Wholesale Corp.	1,362,939
31,785	CVS Caremark Corp.	2,324,755
5,358	Dr. Pepper Snapple Group, Inc.	279,205
6,838	Estee Lauder Cos., Inc. (The), Class A	470,728
16,939	General Mills, Inc.	847,458
4,002	Hershey Co. (The)	423,492
3,594	Hormel Foods Corp.	170,535
2,810	J.M. Smucker Co. (The)	281,028
6,869	Kellogg Co.	416,880
10,193	Kimberly-Clark Corp.	1,124,798
15,913	Kraft Foods Group, Inc.	879,512
13,899	Kroger Co. (The)	582,924
9,839	Lorillard, Inc.	482,701
3,527	McCormick & Co., Inc. (Non-Voting)	234,193
5,396	Mead Johnson Nutrition Co.	440,044
4,221	Molson Coors Brewing Co., Class B	239,879

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
46,833	Mondelez International, Inc., Class A	$1,593,727
3,628	Monster Beverage Corp.*	268,472
40,955	PepsiCo, Inc.	3,279,267
42,785	Philip Morris International, Inc.	3,461,734
72,592	Procter & Gamble Co. (The)	5,710,087
8,369	Reynolds American, Inc.	425,396
6,592	Safeway, Inc.	246,870
15,531	Sysco Corp.	559,427
7,256	Tyson Foods, Inc., Class A	286,249
23,254	Walgreen Co.	1,580,109
43,208	Wal-Mart Stores, Inc.	3,227,638
9,935	Whole Foods Market, Inc.	536,987
		42,131,602
	Energy — 6.9%

13,442	Anadarko Petroleum Corp.	1,131,279
10,663	Apache Corp.	845,469
11,837	Baker Hughes, Inc.	749,045
11,245	Cabot Oil & Gas Corp.	393,575
6,351	Cameron International Corp.*	406,845
13,499	Chesapeake Energy Corp.	349,759
51,356	Chevron Corp.	5,922,888
32,716	ConocoPhillips	2,175,614
6,115	CONSOL Energy, Inc.	245,212
9,792	Denbury Resources, Inc.	160,197
10,193	Devon Energy Corp.	656,633
1,857	Diamond Offshore Drilling, Inc.	87,836
6,240	Ensco PLC, Class A	328,598
7,289	EOG Resources, Inc.	1,380,682
4,023	EQT Corp.	411,513
116,661	Exxon Mobil Corp.	11,230,954
6,320	FMC Technologies, Inc.*	317,517
22,652	Halliburton Co.	1,291,164
2,861	Helmerich & Payne, Inc.	282,524
7,597	Hess Corp.	607,988
17,978	Kinder Morgan, Inc.	572,599
18,605	Marathon Oil Corp.	623,268
8,039	Marathon Petroleum Corp.	675,276
4,693	Murphy Oil Corp.	278,623
6,937	Nabors Industries Ltd.	159,690
11,431	National Oilwell Varco, Inc.	880,644
3,637	Newfield Exploration Co.*	102,527
6,768	Noble Corp. PLC	210,146
9,593	Noble Energy, Inc.	659,615
21,525	Occidental Petroleum Corp.	2,077,593
7,206	Peabody Energy Corp.	126,537
16,012	Phillips 66	1,198,658
3,810	Pioneer Natural Resources Co.	766,496
4,787	QEP Resources, Inc.	138,488
4,365	Range Resources Corp.	375,608
3,317	Rowan Cos. PLC, Class A*	110,655
35,167	Schlumberger Ltd.	3,270,531
9,367	Southwestern Energy Co.*	387,232
17,891	Spectra Energy Corp.	666,977
3,549	Tesoro Corp.	181,035
9,051	Transocean Ltd.	383,762
14,408	Valero Energy Corp.	691,296
18,253	Williams Cos., Inc. (The)	753,849
5,363	WPX Energy, Inc.*	94,496
		44,360,893
	Financials — 11.1%

9,083	ACE Ltd.	888,953
12,445	Aflac, Inc.	797,476
12,149	Allstate Corp. (The)	659,205
24,604	American Express Co.	2,245,853
39,321	American International Group, Inc.	1,957,006
10,539	American Tower Corp. (REIT)	858,612
5,196	Ameriprise Financial, Inc.	566,312
8,039	Aon PLC	688,138
3,897	Apartment Investment & Management Co., Class A (REIT)	116,481
1,942	Assurant, Inc.	127,453
3,249	AvalonBay Communities, Inc. (REIT)	419,023
284,835	Bank of America Corp.	4,708,323
30,670	Bank of New York Mellon Corp. (The)	981,440
18,823	BB&T Corp.	711,509
48,070	Berkshire Hathaway, Inc., Class B*	5,565,545
3,392	BlackRock, Inc.	1,034,017
4,083	Boston Properties, Inc. (REIT)	459,052
15,395	Capital One Financial Corp.	1,130,455
7,436	CBRE Group, Inc., Class A*	207,836
30,987	Charles Schwab Corp. (The)	821,465
6,722	Chubb Corp. (The)	588,041
3,936	Cincinnati Financial Corp.	184,520
80,997	Citigroup, Inc.	3,938,884
8,419	CME Group, Inc.	621,491
4,884	Comerica, Inc.	235,311
8,919	Crown Castle International Corp. (REIT)*	676,952
12,794	Discover Financial Services	734,120
7,669	E*TRADE Financial Corp.*	172,322
8,950	Equity Residential (REIT)	523,306
23,576	Fifth Third Bancorp	511,481
10,780	Franklin Resources, Inc.	574,035
14,358	General Growth Properties, Inc. (REIT)	316,163
13,198	Genworth Financial, Inc., Class A*	205,097
11,255	Goldman Sachs Group, Inc. (The)	1,873,395
11,940	Hartford Financial Services Group, Inc. (The)	420,169
12,184	HCP, Inc. (REIT)	472,374
7,711	Health Care REIT, Inc. (REIT)	452,944
20,194	Host Hotels & Resorts, Inc. (REIT)	397,216
12,702	Hudson City Bancorp, Inc.	120,669
22,179	Huntington Bancshares, Inc./OH	211,366
3,073	IntercontinentalExchange Group, Inc.	641,765
11,838	Invesco Ltd.	406,043
100,389	JPMorgan Chase & Co.	5,704,103
23,946	KeyCorp	315,369
10,943	Kimco Realty Corp. (REIT)	243,591
2,833	Legg Mason, Inc.	130,205
8,370	Leucadia National Corp.	233,858
7,005	Lincoln National Corp.	351,161
8,170	Loews Corp.	355,232
3,476	M&T Bank Corp.	405,267
3,751	Macerich Co. (The) (REIT)	225,548
14,653	Marsh & McLennan Cos., Inc.	705,688
7,233	McGraw Hill Financial, Inc.	576,181
29,937	MetLife, Inc.	1,516,908
5,053	Moody’s Corp.	399,187
37,000	Morgan Stanley	1,139,600
3,090	NASDAQ OMX Group, Inc. (The)	118,625

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5,999	Northern Trust Corp.	$371,038
8,486	People’s United Financial, Inc.	120,247
4,725	Plum Creek Timber Co., Inc. (REIT)	204,545
14,209	PNC Financial Services Group, Inc. (The)	1,162,012
7,311	Principal Financial Group, Inc.	331,554
14,743	Progressive Corp. (The)	361,056
13,319	Prologis, Inc. (REIT)	548,610
12,363	Prudential Financial, Inc.	1,045,662
3,859	Public Storage (REIT)	652,171
36,787	Regions Financial Corp.	391,414
8,285	Simon Property Group, Inc. (REIT)	1,336,288
11,651	SLM Corp.	278,925
11,723	State Street Corp.	769,849
14,293	SunTrust Banks, Inc.	538,560
6,969	T. Rowe Price Group, Inc.	565,674
2,415	Torchmark Corp.	187,187
9,723	Travelers Cos., Inc. (The)	815,176
48,769	U.S. Bancorp/MN	2,006,357
6,977	Unum Group	242,660
7,853	Ventas, Inc. (REIT)	490,263
4,647	Vornado Realty Trust (REIT)	447,460
128,010	Wells Fargo & Co.	5,942,224
15,564	Weyerhaeuser Co. (REIT)	459,294
7,551	XL Group PLC	229,550
4,932	Zions Bancorp.	153,878
		71,293,995
	Health Care — 9.4%

41,289	Abbott Laboratories	1,642,476
42,482	AbbVie, Inc.	2,162,759
4,649	Actavis PLC*	1,026,592
9,815	Aetna, Inc.	713,649
8,832	Agilent Technologies, Inc.	502,806
5,234	Alexion Pharmaceuticals, Inc.*	925,371
7,935	Allergan, Inc.	1,007,745
6,145	AmerisourceBergen Corp.	416,938
20,138	Amgen, Inc.	2,497,515
14,492	Baxter International, Inc.	1,007,194
5,184	Becton, Dickinson and Co.	597,301
6,309	Biogen Idec, Inc.*	2,149,350
35,656	Boston Scientific Corp.*	467,094
43,969	Bristol-Myers Squibb Co.	2,364,213
2,078	C.R. Bard, Inc.	299,565
9,117	Cardinal Health, Inc.	652,139
5,644	CareFusion Corp.*	228,751
11,005	Celgene Corp.*	1,769,054
7,885	Cerner Corp.*	483,902
7,381	Cigna Corp.	587,454
12,284	Covidien PLC	883,834
4,715	DaVita HealthCare Partners, Inc.*	324,062
3,811	DENTSPLY International, Inc.	172,943
2,920	Edwards Lifesciences Corp.*	203,699
26,479	Eli Lilly & Co.	1,578,413
21,518	Express Scripts Holding Co.*	1,620,521
6,329	Forest Laboratories, Inc.*	617,521
40,948	Gilead Sciences, Inc.*	3,390,085
4,429	Hospira, Inc.*	191,687
4,164	Humana, Inc.	468,283
1,016	Intuitive Surgical, Inc.*	451,947
75,347	Johnson & Johnson	6,940,966
2,335	Laboratory Corp. of America Holdings*	218,416
6,136	McKesson Corp.	1,086,379
26,663	Medtronic, Inc.	1,580,049
78,031	Merck & Co., Inc.	4,446,987
10,222	Mylan, Inc.*	568,037
2,227	Patterson Cos., Inc.	91,663
3,004	PerkinElmer, Inc.	136,141
3,555	Perrigo Co. PLC	584,584
173,073	Pfizer, Inc.	5,557,374
3,884	Quest Diagnostics, Inc.	205,852
2,096	Regeneron Pharmaceuticals, Inc.*	696,920
7,794	St. Jude Medical, Inc.	524,692
7,884	Stryker Corp.	632,612
2,648	Tenet Healthcare Corp.*	116,830
10,585	Thermo Fisher Scientific, Inc.	1,318,256
26,885	UnitedHealth Group, Inc.	2,077,404
2,821	Varian Medical Systems, Inc.*	236,484
6,240	Vertex Pharmaceuticals, Inc.*	504,566
2,271	Waters Corp.*	252,989
7,891	WellPoint, Inc.	714,846
4,568	Zimmer Holdings, Inc.	428,661
13,355	Zoetis, Inc.	414,272
		60,739,843
	Industrials — 7.4%

17,080	3M Co.	2,301,188
4,895	ADT Corp. (The)	150,325
2,384	Allegion PLC*	129,570
6,535	AMETEK, Inc.	347,923
18,461	Boeing Co. (The)	2,379,992
4,048	C.H. Robinson Worldwide, Inc.	209,929
16,993	Caterpillar, Inc.	1,647,811
2,690	Cintas Corp.	163,175
27,069	CSX Corp.	750,082
4,655	Cummins, Inc.	679,258
16,013	Danaher Corp.	1,224,834
10,222	Deere & Co.	878,377
22,848	Delta Air Lines, Inc.	758,782
4,551	Dover Corp.	429,159
1,019	Dun & Bradstreet Corp. (The)	101,095
12,672	Eaton Corp. PLC	946,725
18,801	Emerson Electric Co.	1,226,953
3,250	Equifax, Inc.	227,695
5,492	Expeditors International of Washington, Inc.	216,989
7,290	Fastenal Co.	344,015
7,948	FedEx Corp.	1,059,707
3,726	Flowserve Corp.	302,589
4,363	Fluor Corp.	338,962
8,933	General Dynamics Corp.	978,521
270,183	General Electric Co.	6,881,561
20,953	Honeywell International, Inc.	1,978,801
10,904	Illinois Tool Works, Inc.	899,580
7,157	Ingersoll-Rand PLC	437,579
4,546	Iron Mountain, Inc.	123,651
3,518	Jacobs Engineering Group, Inc.*	213,367
2,837	Joy Global, Inc.	156,035
2,942	Kansas City Southern	276,313
2,365	L-3 Communications Holdings, Inc.	272,921
7,184	Lockheed Martin Corp.	1,165,963
9,534	Masco Corp.	222,619
6,758	Nielsen Holdings N.V.	319,924
8,251	Norfolk Southern Corp.	758,349
5,929	Northrop Grumman Corp.	717,587
9,457	PACCAR, Inc.	622,649
2,959	Pall Corp.	254,474

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,986	Parker Hannifin Corp.	$480,512
5,321	Pentair Ltd.	429,990
5,396	Pitney Bowes, Inc.	137,328
3,879	Precision Castparts Corp.	1,000,317
5,766	Quanta Services, Inc.*	203,021
8,533	Raytheon Co.	835,466
7,212	Republic Services, Inc.	246,001
3,701	Robert Half International, Inc.	151,519
3,703	Rockwell Automation, Inc.	454,877
3,608	Rockwell Collins, Inc.	297,804
2,651	Roper Industries, Inc.	359,529
1,405	Ryder System, Inc.	105,825
1,552	Snap-on, Inc.	174,088
18,607	Southwest Airlines Co.	417,541
4,144	Stanley Black & Decker, Inc.	344,118
2,288	Stericycle, Inc.*	260,832
7,509	Textron, Inc.	298,107
12,428	Tyco International Ltd.	524,213
12,300	Union Pacific Corp.	2,218,674
19,087	United Parcel Service, Inc., Class B	1,827,962
22,543	United Technologies Corp.	2,637,982
1,649	W.W. Grainger, Inc.	420,528
11,653	Waste Management, Inc.	483,600
4,928	Xylem, Inc.	193,917
		47,598,780
	Information Technology — 12.9%

16,976	Accenture PLC, Class A	1,414,950
12,417	Adobe Systems, Inc.*	851,930
4,778	Akamai Technologies, Inc.*	292,079
1,301	Alliance Data Systems Corp.*	370,928
8,575	Altera Corp.	311,358
4,226	Amphenol Corp., Class A	371,973
8,306	Analog Devices, Inc.	422,111
24,027	Apple, Inc.	12,643,968
32,157	Applied Materials, Inc.	609,697
6,026	Autodesk, Inc.*	316,124
12,857	Automatic Data Processing, Inc.	1,000,017
14,409	Broadcom Corp., Class A	428,235
8,676	CA, Inc.	290,646
142,779	Cisco Systems, Inc.	3,112,582
4,977	Citrix Systems, Inc.*	298,869
8,080	Cognizant Technology Solutions Corp., Class A*	840,805
3,929	Computer Sciences Corp.	248,313
38,648	Corning, Inc.	744,747
31,113	eBay, Inc.*	1,828,511
8,257	Electronic Arts, Inc.*	236,068
54,952	EMC Corp.	1,449,084
2,075	F5 Networks, Inc.*	233,105
43,923	Facebook, Inc., Class A*	3,006,969
7,775	Fidelity National Information Services, Inc.	432,368
1,887	First Solar, Inc.*	107,691
6,886	Fiserv, Inc.*	399,732
3,783	FLIR Systems, Inc.	129,152
7,495	Google, Inc., Class A*	9,111,297
2,853	Harris Corp.	210,608
51,323	Hewlett-Packard Co.	1,533,531
132,751	Intel Corp.	3,286,915
27,257	International Business Machines Corp.	5,047,179
7,608	Intuit, Inc.	594,565
4,939	Jabil Circuit, Inc.	91,421
13,486	Juniper Networks, Inc.*	360,616
4,451	KLA-Tencor Corp.	289,983
4,336	Lam Research Corp.*	224,301
6,252	Linear Technology Corp.	292,844
14,555	LSI Corp.	161,415
27,647	MasterCard, Inc., Class A	2,148,725
5,299	Microchip Technology, Inc.	241,369
28,089	Micron Technology, Inc.*	679,473
202,866	Microsoft Corp.	7,771,796
6,147	Motorola Solutions, Inc.	406,931
9,104	NetApp, Inc.	367,893
15,452	NVIDIA Corp.	284,008
93,713	Oracle Corp.	3,665,115
8,679	Paychex, Inc.	362,435
45,117	QUALCOMM, Inc.	3,396,859
5,059	Red Hat, Inc.*	298,430
14,816	Salesforce.com, Inc.*	924,074
6,034	SanDisk Corp.	448,326
8,711	Seagate Technology PLC	454,627
18,588	Symantec Corp.	399,270
10,957	TE Connectivity Ltd.	641,861
4,365	Teradata Corp.*	200,441
29,231	Texas Instruments, Inc.	1,314,226
4,461	Total System Services, Inc.	135,882
3,441	VeriSign, Inc.*	189,633
13,600	Visa, Inc., Class A	3,072,784
5,621	Western Digital Corp.	488,971
14,746	Western Union Co. (The)	246,701
30,906	Xerox Corp.	339,657
7,163	Xilinx, Inc.	373,909
25,192	Yahoo!, Inc.*	974,175
		83,424,258
	Materials — 2.4%

5,642	Air Products & Chemicals, Inc.	684,487
1,773	Airgas, Inc.	191,129
28,564	Alcoa, Inc.	335,341
2,885	Allegheny Technologies, Inc.	91,685
2,580	Avery Dennison Corp.	128,536
3,861	Ball Corp.	214,517
2,748	Bemis Co., Inc.	107,941
1,528	CF Industries Holdings, Inc.	383,375
4,090	Cliffs Natural Resources, Inc.	81,923
32,391	Dow Chemical Co. (The)	1,577,766
24,729	E.I. du Pont de Nemours & Co.	1,647,446
4,113	Eastman Chemical Co.	359,600
7,243	Ecolab, Inc.	780,433
3,557	FMC Corp.	274,529
27,723	Freeport-McMoRan Copper & Gold, Inc.	904,324
2,175	International Flavors & Fragrances, Inc.	203,993
11,848	International Paper Co.	579,249
11,667	LyondellBasell Industries N.V., Class A	1,027,629
4,752	MeadWestvaco Corp.	177,867
14,042	Monsanto Co.	1,544,901
9,103	Mosaic Co. (The)	444,773
13,295	Newmont Mining Corp.	309,242
8,497	Nucor Corp.	426,889
4,404	Owens-Illinois, Inc.*	149,384
3,793	PPG Industries, Inc.	750,331
7,861	Praxair, Inc.	1,024,839
5,237	Sealed Air Corp.	178,268
2,300	Sherwin-Williams Co. (The)	461,104
3,194	Sigma-Aldrich Corp.	301,546
3,862	United States Steel Corp.	93,538

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,469	Vulcan Materials Co.	$235,649
		15,672,234
	Telecommunication Services — 1.6%

140,681	AT&T, Inc.	4,491,944
15,783	CenturyLink, Inc.	493,377
26,692	Frontier Communications Corp.	130,257
110,472	Verizon Communications, Inc.	5,256,258
15,919	Windstream Holdings, Inc.	127,670
		10,499,506
	Utilities — 2.1%

17,534	AES Corp. (The)	239,339
3,174	AGL Resources, Inc.	149,305
6,480	Ameren Corp.	261,857
13,012	American Electric Power Co., Inc.	653,202
11,446	CenterPoint Energy, Inc.	270,698
7,103	CMS Energy Corp.	201,938
7,820	Consolidated Edison, Inc.	438,311
15,499	Dominion Resources, Inc.	1,075,630
4,722	DTE Energy Co.	338,851
18,853	Duke Energy Corp.	1,336,301
8,701	Edison International	455,671
4,760	Entergy Corp.	303,783
22,881	Exelon Corp.	695,811
11,168	FirstEnergy Corp.	343,751
2,132	Integrys Energy Group, Inc.	122,100
11,503	NextEra Energy, Inc.	1,051,259
8,364	NiSource, Inc.	291,234
8,415	Northeast Utilities	374,047
8,639	NRG Energy, Inc.	251,136
5,507	ONEOK, Inc.	325,684
6,671	Pepco Holdings, Inc.	136,022
11,997	PG&E Corp.	528,588
2,938	Pinnacle West Capital Corp.	163,500
16,831	PPL Corp.	543,473
13,510	Public Service Enterprise Group, Inc.	495,277
3,751	SCANA Corp.	185,674
6,068	Sempra Energy	573,244
23,545	Southern Co. (The)	997,131
5,455	TECO Energy, Inc.	91,535
6,051	Wisconsin Energy Corp.	266,002
13,288	Xcel Energy, Inc.	402,493
		13,562,847
	Total Common Stocks
	(Cost $439,173,514)	444,833,164

Principal Amount
	U.S. Government & Agency Security (a) — 1.3%
	Federal Home Loan Bank
$8,423,696	0.00%, due 03/03/14	8,423,696
	Total U.S. Government & Agency Security (Cost $8,423,696)	8,423,696

	Repurchase Agreements (a)(b) — 18.8%
121,538,614	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $121,539,063	121,538,614
	Total Repurchase Agreements (Cost $121,538,614)	121,538,614

	Total Investment Securities
	(Cost $569,135,824) — 89.1%	574,795,474
	Other assets less liabilities — 10.9%	70,514,385
	Net Assets — 100.0%	$645,309,859

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $175,099,502.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,467,485
Aggregate gross unrealized depreciation	(7,108,401)
Net unrealized appreciation	$5,359,084
Federal income tax cost of investments	$569,436,390

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,908	03/21/14	$177,277,050	$5,837,037

Cash collateral in the amount of $9,015,306 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Bank of America, N.A., based on the S&P 500® Index	0.51%	11/06/15	$119,419,452	$2,909,569

Equity Index Swap Agreement with Citibank, N.A., based on the S&P 500® Index	0.47%	01/06/15	138,043,305	3,501,365

Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	0.46%	11/06/15	203,013,016	4,594,479

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	0.32%	11/06/15	299,215,881	5,064,595

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	0.62%	11/06/14	94,699,390	2,119,581

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P 500® Index	0.56%	11/06/15	72,374,513	3,359,794

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	0.56%	11/06/15	137,288,523	8,205,091

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	0.51%	01/06/15	101,227,781	4,010,830

Swap Agreement with Bank of America, N.A., based on the SPDR® S&P 500® ETF Trust	0.41%	11/06/15	141,907,931	8,522,704

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P 500® ETF Trust	0.20%	11/06/15	1,938,859	1,447,748

Swap Agreement with Goldman Sachs International, based on the SPDR® S&P 500® ETF Trust	0.53%	11/06/14	946,872	(248,752)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the SPDR® S&P 500® ETF Trust	0.46%	11/06/15	3,769,292	3,433,053
				$46,920,057

See accompanying notes to schedules of portfolio investments.

UltraPro QQQ®

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 68.4%
	Consumer Discretionary — 14.1%

43,681	Amazon.com, Inc.*	$15,816,890
20,498	Bed Bath & Beyond, Inc.*	1,390,174
9,941	Charter Communications, Inc., Class A*	1,260,221
203,863	Comcast Corp., Class A	10,537,678
50,149	DIRECTV*	3,891,562
13,984	Discovery Communications, Inc., Class A*	1,165,147
20,933	DISH Network Corp., Class A*	1,231,698
19,858	Dollar Tree, Inc.*	1,087,623
11,217	Expedia, Inc.	880,871
18,625	Garmin Ltd.	999,418
21,150	Liberty Global PLC, Class A*	1,830,532
45,764	Liberty Interactive Corp., Class A*	1,336,309
9,958	Liberty Media Corp.*	1,365,839
28,588	Marriott International, Inc., Class A	1,550,327
32,295	Mattel, Inc.	1,204,926
5,656	Netflix, Inc.*	2,520,483
2	News Corp., Class A*	37
10,239	O’Reilly Automotive, Inc.*	1,544,553
4,908	priceline.com, Inc.*	6,620,107
20,677	Ross Stores, Inc.	1,505,286
585,552	Sirius XM Holdings, Inc.*	2,113,843
62,383	Staples, Inc.	847,785
71,922	Starbucks Corp.	5,103,585
11,702	Tesla Motors, Inc.*	2,864,767
13,327	Tractor Supply Co.	940,353
12,337	TripAdvisor, Inc.*	1,236,661
141,558	Twenty-First Century Fox, Inc., Class A	4,747,855
37,685	Viacom, Inc., Class B	3,306,105
9,655	Wynn Resorts Ltd.	2,341,241
		81,241,876
	Consumer Staples — 3.2%

41,699	Costco Wholesale Corp.	4,870,443
14,222	Green Mountain Coffee Roasters, Inc.	1,561,291
56,870	Kraft Foods Group, Inc.	3,143,205
167,376	Mondelez International, Inc., Class A	5,695,806
16,001	Monster Beverage Corp.*	1,184,074
35,516	Whole Foods Market, Inc.	1,919,640
		18,374,459
	Health Care — 10.1%

18,715	Alexion Pharmaceuticals, Inc.*	3,308,812
71,969	Amgen, Inc.	8,925,595
22,540	Biogen Idec, Inc.*	7,678,927
19,692	Catamaran Corp.*	887,715
39,331	Celgene Corp.*	6,322,458
32,758	Cerner Corp.*	2,010,359
76,906	Express Scripts Holding Co.*	5,791,791
146,339	Gilead Sciences, Inc.*	12,115,406
8,192	Henry Schein, Inc.*	975,176
12,062	Illumina, Inc.*	2,068,512
3,634	Intuitive Surgical, Inc.*	1,616,512
36,539	Mylan, Inc.*	2,030,472
9,292	Regeneron Pharmaceuticals, Inc.*	3,089,590
22,311	Vertex Pharmaceuticals, Inc.*	1,804,068
		58,625,393
	Industrials — 1.2%

14,469	C.H. Robinson Worldwide, Inc.	750,362
19,619	Expeditors International of Washington, Inc.	775,147
28,318	Fastenal Co.	1,336,326
33,793	PACCAR, Inc.	2,224,931
8,184	Stericycle, Inc.*	932,976
16,054	Verisk Analytics, Inc., Class A*	1,022,881
		7,042,623
	Information Technology — 38.8%

66,374	Activision Blizzard, Inc.	1,284,337
47,712	Adobe Systems, Inc.*	3,273,520
17,079	Akamai Technologies, Inc.*	1,044,039
30,650	Altera Corp.	1,112,902
29,687	Analog Devices, Inc.	1,508,693
85,872	Apple, Inc.	45,189,281
114,792	Applied Materials, Inc.	2,176,456
21,483	Autodesk, Inc.*	1,126,998
45,946	Automatic Data Processing, Inc.	3,573,680
23,626	Avago Technologies Ltd.	1,457,724
26,298	Baidu, Inc. (ADR)*	4,495,117
49,438	Broadcom Corp., Class A	1,469,297
43,068	CA, Inc.	1,442,778
18,747	Check Point Software Technologies Ltd.*	1,263,923
510,263	Cisco Systems, Inc.	11,123,733
17,789	Citrix Systems, Inc.*	1,068,229
28,872	Cognizant Technology Solutions Corp., Class A*	3,004,420
123,549	eBay, Inc.*	7,260,975
4,749	Equinix, Inc.*	902,120
7,405	F5 Networks, Inc.*	831,878
178,851	Facebook, Inc., Class A*	12,244,140
24,614	Fiserv, Inc.*	1,428,843
26,407	Google, Inc., Class A*	32,101,670
474,414	Intel Corp.	11,746,491
27,190	Intuit, Inc.	2,124,899
15,906	KLA-Tencor Corp.	1,036,276
22,347	Linear Technology Corp.	1,046,734
26,971	Maxim Integrated Products, Inc.	882,221
100,385	Micron Technology, Inc.*	2,428,313
796,695	Microsoft Corp.	30,521,385
32,527	NetApp, Inc.	1,314,416
54,257	NVIDIA Corp.	997,244
23,494	NXP Semiconductor N.V.*	1,321,068
34,858	Paychex, Inc.	1,455,670
161,231	QUALCOMM, Inc.	12,139,082
21,560	SanDisk Corp.	1,601,908
31,125	Seagate Technology PLC	1,624,414
66,423	Symantec Corp.	1,426,766
104,457	Texas Instruments, Inc.	4,696,387
22,570	Western Digital Corp.	1,963,364
25,606	Xilinx, Inc.	1,336,633
96,814	Yahoo!, Inc.*	3,743,797
		223,791,821
	Materials — 0.2%

11,426	Sigma-Aldrich Corp.	1,078,729

	Telecommunication Services — 0.8%

12,253	SBA Communications Corp., Class A*	1,166,118
5	Verizon Communications, Inc.	219

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
157,666	VimpelCom Ltd. (ADR)	$1,601,886
51,404	Vodafone Group PLC (ADR)*	2,136,874
		4,905,097
	Total Common Stocks
	(Cost $375,150,365)	395,059,998

Principal Amount
	U.S. Government & Agency Security (a) — 0.6%
	Federal Home Loan Bank
$3,263,422	0.00%, due 03/03/14	3,263,422
	Total U.S. Government & Agency Security (Cost $3,263,422)	3,263,422

	Repurchase Agreements (a)(b) — 4.9%
28,113,214	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $28,113,323	28,113,214
	Total Repurchase Agreements (Cost $28,113,214)	28,113,214

	Total Investment Securities (Cost $406,527,001) — 73.9%	426,436,634
	Other assets less liabilities — 26.1%	150,937,989
	Net Assets — 100.0%	$577,374,623

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $99,252,206.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR                                   American Depositary Receipt

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,933,081
Aggregate gross unrealized depreciation	(7,103,671)
Net unrealized appreciation	$19,829,410
Federal income tax cost of investments	$406,607,224

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	970	03/21/14	$71,726,650	$2,889,298

Cash collateral in the amount of $2,979,900 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro QQQ® had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the NASDAQ-100 Index®	0.56%	11/06/15	$328,098,842	$9,728,713

Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100 Index®	0.47%	02/06/15	498,814,087	19,480,905

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100 Index®	0.46%	11/06/15	5,922,686	30,624,629

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100 Index®	0.47%	11/06/15	2,970,715	410,120

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index®	0.62%	11/06/14	2,553,473	135,902

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the NASDAQ-100 Index®	0.61%	11/06/15	3,742,652	1,328,724

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100 Index®	0.56%	11/06/15	215,112,052	15,154,967

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index®	0.51%	01/06/15	2,726,480	146,189

Swap Agreement with Deutsche Bank AG, based on the PowerShares QQQ TrustSM, Series 1	0.27%	11/06/15	107,113,967	5,869,931

Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ TrustSM, Series 1	0.42%	11/06/14	1,028,726	34,734,529

Swap Agreement with Morgan Stanley & Co. International PLC, based on the PowerShares QQQ TrustSM, Series 1	0.56%	11/06/15	97,259,366	26,010,586

				$143,625,195

See accompanying notes to schedules of portfolio investments.

UltraPro Dow30SM

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 53.1%
	Consumer Discretionary — 7.0%

29,376	Home Depot, Inc. (The)	$2,409,713
29,376	McDonald’s Corp.	2,795,126
29,376	NIKE, Inc., Class B	2,300,141
29,376	Walt Disney Co. (The)	2,373,875
		9,878,855
	Consumer Staples — 4.0%

29,376	Coca-Cola Co. (The)	1,122,164
29,376	Procter & Gamble Co. (The)	2,310,716
29,376	Wal-Mart Stores, Inc.	2,194,387
		5,627,267
	Energy — 4.4%

29,376	Chevron Corp.	3,387,934
29,376	Exxon Mobil Corp.	2,828,028
		6,215,962
	Financials — 8.3%

29,376	American Express Co.	2,681,441
29,376	Goldman Sachs Group, Inc. (The)	4,889,635
29,376	JPMorgan Chase & Co.	1,669,145
29,376	Travelers Cos., Inc. (The)	2,462,884
		11,703,105
	Health Care — 5.4%

29,376	Johnson & Johnson	2,706,117
29,376	Merck & Co., Inc.	1,674,138
29,376	Pfizer, Inc.	943,263
29,376	UnitedHealth Group, Inc.	2,269,884
		7,593,402
	Industrials — 10.5%

29,376	3M Co.	3,957,828
29,376	Boeing Co. (The)	3,787,154
29,376	Caterpillar, Inc.	2,848,591
29,376	General Electric Co.	748,207
29,376	United Technologies Corp.	3,437,579
		14,779,359
	Information Technology — 10.4%

29,376	Cisco Systems, Inc.	640,397
29,376	Intel Corp.	727,350
29,376	International Business Machines Corp.	5,439,554
29,376	Microsoft Corp.	1,125,394
29,376	Visa, Inc., Class A	6,637,213
		14,569,908
	Materials — 1.4%

29,376	E.I. du Pont de Nemours & Co.	1,957,029

	Telecommunication Services — 1.7%

29,376	AT&T, Inc.	937,976
29,376	Verizon Communications, Inc.	1,397,710
		2,335,686
	Total Common Stocks (Cost $71,076,810)	74,660,573

Principal Amount
	U.S. Government & Agency Security (a) — 3.9%
	Federal Home Loan Bank
$5,536,194	0.00%, due 03/03/14	5,536,194
	Total U.S. Government & Agency Security (Cost $5,536,194)	5,536,194

	Repurchase Agreements (a)(b) — 35.4%
49,696,896	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $49,697,087	49,696,896
	Total Repurchase Agreements (Cost $49,696,896)	49,696,896

	Total Investment Securities (Cost $126,309,900) — 92.4%	129,893,663
	Other assets less liabilities — 7.6%	10,609,448
	Net Assets — 100.0%	$140,503,111

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $31,829,983.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,127,514
Aggregate gross unrealized depreciation	(559,349)
Net unrealized appreciation	$3,568,165
Federal income tax cost of investments	$126,325,498

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	297	03/21/14	$24,230,745	$764,519

Cash collateral in the amount of $942,511 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

Swap Agreements

UltraPro Dow30SM had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones Industrial AverageSM Index	0.61%	11/06/15	$114,741,393	$2,957,231

Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	0.47%	02/06/15	51,740,000	575,509

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	0.46%	11/06/15	2,463,681	56,062

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	0.22%	11/06/15	69,130,603	1,862,626

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	0.72%	11/06/14	1,692,659	156,160

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones Industrial AverageSM Index	0.61%	11/06/15	1,986,646	164,890

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	0.56%	11/06/15	69,080,968	1,087,083

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	0.51%	01/06/15	2,477,521	56,094

Swap Agreement with Deutsche Bank AG, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	0.17%	11/06/15	1,290,883	963,037

Swap Agreement with Morgan Stanley & Co. International PLC, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	0.51%	11/06/15	7,988,208	1,361,484

				$9,240,176

See accompanying notes to schedules of portfolio investments.

UltraPro MidCap400

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 69.5%
	Consumer Discretionary — 9.1%

1,677	Aaron’s, Inc.	$51,534
1,680	Abercrombie & Fitch Co., Class A	66,578
1,601	Advance Auto Parts, Inc.	203,903
1,303	AMC Networks, Inc., Class A*	99,054
3,730	American Eagle Outfitters, Inc.	54,197
1,010	Ann, Inc.*	36,007
2,195	Apollo Education Group, Inc.*	73,159
2,831	Ascena Retail Group, Inc.*	51,779
857	Bally Technologies, Inc.*	58,062
1,282	Big Lots, Inc.*	37,883
600	Bob Evans Farms, Inc.	31,044
1,474	Brinker International, Inc.	81,070
2,000	Brunswick Corp.	89,580
1,024	Cabela’s, Inc.*	67,912
1,199	Carter’s, Inc.	90,321
1,058	Cheesecake Factory, Inc. (The)	50,276
3,491	Chico’s FAS, Inc.	57,706
2,282	Cinemark Holdings, Inc.	67,136
1,662	CST Brands, Inc.	54,065
759	Deckers Outdoor Corp.*	56,432
1,252	DeVry Education Group, Inc.	52,597
2,240	Dick’s Sporting Goods, Inc.	120,221
1,225	Domino’s Pizza, Inc.	96,849
1,566	DreamWorks Animation SKG, Inc., Class A*	46,839
3,265	Foot Locker, Inc.	136,183
3,182	Gentex Corp.	99,819
1,306	Guess?, Inc.	39,624
2,179	Hanesbrands, Inc.	159,677
733	HSN, Inc.	42,038
614	International Speedway Corp., Class A	20,710
6,698	J.C. Penney Co., Inc.*	48,761
2,630	Jarden Corp.*	161,666
1,019	John Wiley & Sons, Inc., Class A	59,133
1,824	KB Home	37,210
1,436	Lamar Advertising Co., Class A*	76,984
863	Life Time Fitness, Inc.*	40,734
6,610	LKQ Corp.*	184,353
600	Matthews International Corp., Class A	24,618
860	MDC Holdings, Inc.	26,823
816	Meredith Corp.	38,189
976	Murphy USA, Inc.*	39,587
2,766	New York Times Co. (The), Class A	45,418
92	NVR, Inc.*	109,664
10,494	Office Depot, Inc.*	51,735
588	Panera Bread Co., Class A*	106,616
1,416	Polaris Industries, Inc.	189,786
1,177	Rent-A-Center, Inc.	29,590
1,068	Scientific Games Corp., Class A*	14,311
4,660	Service Corp. International	87,095
1,764	Signet Jewelers Ltd.	168,550
1,511	Sotheby’s	71,032
1,330	Tempur Sealy International, Inc.*	68,987
984	Thor Industries, Inc.	55,114
3,495	Toll Brothers, Inc.*	136,340
1,114	Tupperware Brands Corp.	87,560
1,765	Under Armour, Inc., Class A*	199,710
5,730	Wendy’s Co. (The)	54,893
1,957	Williams-Sonoma, Inc.	113,976
		4,520,690
	Consumer Staples — 2.8%

3,053	Church & Dwight Co., Inc.	207,543
2,076	Dean Foods Co.*	30,704
1,369	Energizer Holdings, Inc.	133,259
3,851	Flowers Foods, Inc.	79,215
2,883	Green Mountain Coffee Roasters, Inc.	316,496
1,051	Hain Celestial Group, Inc. (The)*	93,854
2,705	Hillshire Brands Co. (The)	101,573
1,686	Ingredion, Inc.	111,006
426	Lancaster Colony Corp.	38,425
719	Post Holdings, Inc.*	41,069
4,336	SUPERVALU, Inc.*	28,054
458	Tootsie Roll Industries, Inc.	13,338
1,088	United Natural Foods, Inc.*	78,749
510	Universal Corp.	29,402
3,813	WhiteWave Foods Co. (The), Class A*	107,908
		1,410,595
	Energy — 3.8%

4,858	Alpha Natural Resources, Inc.*	26,088
1,268	Atwood Oceanics, Inc.*	60,091
1,077	Bill Barrett Corp.*	27,291
436	CARBO Ceramics, Inc.	54,086
1,910	Cimarex Energy Co.	221,006
1,677	Dresser-Rand Group, Inc.*	91,111
895	Dril-Quip, Inc.*	96,266
1,598	Energen Corp.	128,543
1,849	Gulfport Energy Corp.*	122,219
2,163	Helix Energy Solutions Group, Inc.*	51,133
4,369	HollyFrontier Corp.	199,095
2,379	Oceaneering International, Inc.	170,289
1,213	Oil States International, Inc.*	115,138
3,171	Patterson-UTI Energy, Inc.	92,308
1,347	Rosetta Resources, Inc.*	59,766
1,473	SM Energy Co.	108,634
3,507	Superior Energy Services, Inc.	103,772
1,090	Tidewater, Inc.	53,105
961	Unit Corp.*	59,005
1,589	World Fuel Services Corp.	71,537
		1,910,483
	Financials — 15.8%

1,165	Affiliated Managers Group, Inc.*	219,078
939	Alexander & Baldwin, Inc.	39,081
1,575	Alexandria Real Estate Equities, Inc. (REIT)	114,109
369	Alleghany Corp.*	142,250
2,304	American Campus Communities, Inc. (REIT)	85,110
1,572	American Financial Group, Inc./OH	89,856
2,892	Arthur J. Gallagher & Co.	133,610
1,443	Aspen Insurance Holdings Ltd.	54,199
3,574	Associated Banc-Corp	59,650
1,848	Astoria Financial Corp.	25,318
1,842	BancorpSouth, Inc.	44,079
979	Bank of Hawaii Corp.	57,223
4,224	BioMed Realty Trust, Inc. (REIT)	87,352
1,697	BRE Properties, Inc. (REIT)	104,824
2,622	Brown & Brown, Inc.	78,922
1,876	Camden Property Trust (REIT)	125,129
1,617	Cathay General Bancorp	41,088
1,917	CBOE Holdings, Inc.	103,576

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,041	City National Corp./CA	$77,898
1,792	Commerce Bancshares, Inc./MO	80,031
1,921	Corporate Office Properties Trust (REIT)	51,233
2,547	Corrections Corp. of America (REIT)	84,942
1,157	Cullen/Frost Bankers, Inc.	86,358
7,163	Duke Realty Corp. (REIT)	120,338
3,151	East West Bancorp, Inc.	112,459
2,668	Eaton Vance Corp.	100,957
1,391	Equity One, Inc. (REIT)	32,271
836	Essex Property Trust, Inc. (REIT)	139,821
1,053	Everest Re Group Ltd.	157,150
2,418	Extra Space Storage, Inc. (REIT)	118,724
1,430	Federal Realty Investment Trust (REIT)	159,173
2,071	Federated Investors, Inc., Class B	56,745
6,029	Fidelity National Financial, Inc., Class A	199,319
2,324	First American Financial Corp.	62,609
5,196	First Horizon National Corp.	62,196
7,783	First Niagara Financial Group, Inc.	70,592
3,629	FirstMerit Corp.	75,338
4,231	Fulton Financial Corp.	52,084
574	Greenhill & Co., Inc.	30,577
1,805	Hancock Holding Co.	62,200
964	Hanover Insurance Group, Inc. (The)	56,722
2,203	HCC Insurance Holdings, Inc.	96,712
1,977	Highwoods Properties, Inc. (REIT)	74,553
1,251	Home Properties, Inc. (REIT)	73,734
3,261	Hospitality Properties Trust (REIT)	86,417
1,256	International Bancshares Corp.	29,114
3,285	Janus Capital Group, Inc.	36,759
977	Jones Lang LaSalle, Inc.	120,366
1,126	Kemper Corp.	43,666
1,804	Kilroy Realty Corp. (REIT)	103,766
3,223	Liberty Property Trust (REIT)	123,312
1,935	Mack-Cali Realty Corp. (REIT)	43,054
798	Mercury General Corp.	36,149
1,644	Mid-America Apartment Communities, Inc. (REIT)	111,200
2,603	MSCI, Inc.*	113,777
2,679	National Retail Properties, Inc. (REIT)	96,149
9,694	New York Community Bancorp, Inc.	154,910
5,317	Old Republic International Corp.	82,733
2,694	Omega Healthcare Investors, Inc. (REIT)	86,100
891	Potlatch Corp. (REIT)	35,319
1,206	Primerica, Inc.	54,053
1,247	Prosperity Bancshares, Inc.	78,948
1,728	Protective Life Corp.	90,098
2,710	Raymond James Financial, Inc.	143,034
2,776	Rayonier, Inc. (REIT)	130,722
4,532	Realty Income Corp. (REIT)	201,311
2,030	Regency Centers Corp. (REIT)	103,063
1,552	Reinsurance Group of America, Inc.	119,488
977	RenaissanceRe Holdings Ltd.	93,313
3,151	SEI Investments Co.	105,779
4,137	Senior Housing Properties Trust (REIT)	92,255
1,040	Signature Bank/NY*	136,167
2,086	SL Green Realty Corp. (REIT)	207,202
967	StanCorp Financial Group, Inc.	63,996
1,004	SVB Financial Group*	126,414
21,377	Synovus Financial Corp.	74,392
1,397	Taubman Centers, Inc. (REIT)	98,419
3,625	TCF Financial Corp.	58,435
1,477	Trustmark Corp.	35,640
5,513	UDR, Inc. (REIT)	142,291
4,389	Valley National Bancorp	44,241
2,405	W. R. Berkley Corp.	99,182
1,878	Waddell & Reed Financial, Inc., Class A	130,897
2,238	Washington Federal, Inc.	50,176
1,986	Webster Financial Corp.	61,506
2,467	Weingarten Realty Investors (REIT)	75,244
586	Westamerica Bancorp.	29,464
		7,847,711
	Health Care — 6.7%

1,554	Align Technology, Inc.*	81,321
3,492	Allscripts Healthcare Solutions, Inc.*	64,846
442	Bio-Rad Laboratories, Inc., Class A*	57,336
1,058	Charles River Laboratories International, Inc.*	62,856
2,492	Community Health Systems, Inc.*	103,443
1,076	Cooper Cos., Inc. (The)	137,954
1,235	Covance, Inc.*	127,897
1,628	Cubist Pharmaceuticals, Inc.*	129,459
3,003	Endo Health Solutions, Inc.*	239,699
1,748	Health Net, Inc.*	59,519
1,888	Henry Schein, Inc.*	224,748
1,290	Hill-Rom Holdings, Inc.	48,801
1,941	HMS Holdings Corp.*	39,713
6,005	Hologic, Inc.*	130,789
1,141	IDEXX Laboratories, Inc.*	143,652
1,034	LifePoint Hospitals, Inc.*	56,095
1,269	Mallinckrodt PLC*	85,899
1,131	Masimo Corp.*	28,897
2,212	MEDNAX, Inc.*	134,534
653	Mettler-Toledo International, Inc.*	160,481
2,264	Omnicare, Inc.	133,350
1,388	Owens & Minor, Inc.	48,191
3,124	ResMed, Inc.	137,519
1,383	Salix Pharmaceuticals Ltd.*	149,253
1,209	Sirona Dental Systems, Inc.*	85,186
1,294	STERIS Corp.	59,718
730	Techne Corp.	64,853
905	Teleflex, Inc.	92,301
1,253	Thoratec Corp.*	46,536
1,016	United Therapeutics Corp.*	103,043
1,966	Universal Health Services, Inc., Class B	157,830
1,951	VCA Antech, Inc.*	60,422
961	WellCare Health Plans, Inc.*	59,409
		3,315,550
	Industrials — 11.7%

1,685	A. O. Smith Corp.	83,745
944	Acuity Brands, Inc.	133,151
2,159	AECOM Technology Corp.*	68,959
1,991	AGCO Corp.	104,488
1,528	Alaska Air Group, Inc.	132,386
700	Alliant Techsystems, Inc.	94,353
2,165	B/E Aerospace, Inc.*	182,401
1,061	Brink’s Co. (The)	32,265
1,398	Carlisle Cos., Inc.	110,889

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,101	CLARCOR, Inc.	$63,781
1,214	Clean Harbors, Inc.*	57,374
1,251	Con-way, Inc.	47,713
2,457	Copart, Inc.*	89,509
739	Corporate Executive Board Co. (The)	55,262
1,074	Crane Co.	76,705
1,110	Deluxe Corp.	56,033
2,958	Donaldson Co., Inc.	126,721
690	Esterline Technologies Corp.*	74,313
4,140	Exelis, Inc.	84,580
3,655	Fortune Brands Home & Security, Inc.	170,835
884	FTI Consulting, Inc.*	25,804
1,016	GATX Corp.	65,928
1,094	General Cable Corp.	33,673
1,117	Genesee & Wyoming, Inc., Class A*	110,494
1,346	Graco, Inc.	105,028
795	Granite Construction, Inc.	29,224
1,774	Harsco Corp.	44,563
1,297	Herman Miller, Inc.	36,550
995	HNI Corp.	35,372
1,183	Hubbell, Inc., Class B	141,416
1,086	Huntington Ingalls Industries, Inc.	110,044
1,784	IDEX Corp.	133,925
1,994	ITT Corp.	87,537
2,021	J.B. Hunt Transport Services, Inc.	145,249
4,780	JetBlue Airways Corp.*	42,207
3,257	KBR, Inc.	89,958
1,724	Kennametal, Inc.	75,408
1,248	Kirby Corp.*	130,553
1,005	Landstar System, Inc.	57,999
1,001	Lennox International, Inc.	91,972
1,795	Lincoln Electric Holdings, Inc.	134,571
1,737	Manpowergroup, Inc.	135,764
942	Matson, Inc.	22,721
695	Mine Safety Appliances Co.	35,758
1,060	MSC Industrial Direct Co., Inc., Class A	91,510
1,327	Nordson Corp.	97,083
1,535	Old Dominion Freight Line, Inc.*	81,723
1,900	Oshkosh Corp.	109,877
4,347	R.R. Donnelley & Sons Co.	83,158
991	Regal-Beloit Corp.	73,027
1,411	Rollins, Inc.	42,132
997	SPX Corp.	107,357
2,449	Terex Corp.	109,054
1,748	Timken Co. (The)	105,509
1,419	Towers Watson & Co., Class A	154,813
1,717	Trinity Industries, Inc.	123,298
1,144	Triumph Group, Inc.	74,589
2,050	United Rentals, Inc.*	181,097
1,647	URS Corp.	76,586
2,004	UTi Worldwide, Inc.	19,719
589	Valmont Industries, Inc.	85,776
2,117	Wabtec Corp.	168,026
2,716	Waste Connections, Inc.	117,521
595	Watsco, Inc.	58,536
1,005	Werner Enterprises, Inc.	25,979
1,332	Woodward, Inc.	58,062
		5,811,613
	Information Technology — 11.2%

2,102	3D Systems Corp.*	159,668
848	ACI Worldwide, Inc.*	50,905
1,652	Acxiom Corp.*	61,504
1,268	ADTRAN, Inc.	33,222
13,525	Advanced Micro Devices, Inc.*	50,178
886	Advent Software, Inc.	27,200
2,037	ANSYS, Inc.*	170,130
1,725	AOL, Inc.*	75,520
2,215	Arrow Electronics, Inc.*	125,435
9,364	Atmel Corp.*	75,474
3,025	Avnet, Inc.	131,678
2,621	Broadridge Financial Solutions, Inc.	98,969
6,327	Cadence Design Systems, Inc.*	96,993
2,268	Ciena Corp.*	55,725
977	CommVault Systems, Inc.*	67,296
4,762	Compuware Corp.	52,144
1,035	Concur Technologies, Inc.*	127,771
2,236	Convergys Corp.	45,771
1,380	Conversant, Inc.*	34,307
2,061	CoreLogic, Inc.*	67,189
2,654	Cree, Inc.*	163,035
3,057	Cypress Semiconductor Corp.*	29,928
1,404	Diebold, Inc.	52,496
649	DST Systems, Inc.	60,993
1,094	Equinix, Inc.*	207,816
881	FactSet Research Systems, Inc.	92,760
760	Fair Isaac Corp.	40,835
2,793	Fairchild Semiconductor International, Inc.*	39,325
3,019	Fortinet, Inc.*	69,890
2,027	Gartner, Inc.*	140,998
1,603	Global Payments, Inc.	112,739
2,386	Informatica Corp.*	99,162
3,389	Ingram Micro, Inc., Class A*	99,806
3,032	Integrated Device Technology, Inc.*	35,747
906	InterDigital, Inc.	27,633
1,563	International Rectifier Corp.*	42,123
2,807	Intersil Corp., Class A	35,705
861	Itron, Inc.*	30,135
1,882	Jack Henry & Associates, Inc.	109,401
5,119	JDS Uniphase Corp.*	70,540
1,870	Knowles Corp.*	60,120
1,601	Leidos Holdings, Inc.	71,501
1,365	Lexmark International, Inc., Class A	57,521
523	ManTech International Corp., Class A	15,308
2,142	Mentor Graphics Corp.	46,353
1,655	MICROS Systems, Inc.*	91,869
2,146	National Instruments Corp.	62,170
3,659	NCR Corp.*	124,589
1,377	NeuStar, Inc., Class A*	49,324
962	Plantronics, Inc.	42,694
3,143	Polycom, Inc.*	41,990
2,627	PTC, Inc.*	103,267
2,521	Rackspace Hosting, Inc.*	92,697
6,208	RF Micro Devices, Inc.*	43,953
3,560	Riverbed Technology, Inc.*	79,317
2,247	Rovi Corp.*	55,815
916	Science Applications International Corp.	34,167
1,509	Semtech Corp.*	37,650
872	Silicon Laboratories, Inc.*	45,318
4,128	Skyworks Solutions, Inc.*	146,379
1,438	SolarWinds, Inc.*	66,407
1,514	Solera Holdings, Inc.	103,588
5,393	SunEdison, Inc.*	99,015
3,395	Synopsys, Inc.*	137,158
830	Tech Data Corp.*	47,808

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,213	Teradyne, Inc.*	$85,440
3,370	TIBCO Software, Inc.*	73,432
5,669	Trimble Navigation Ltd.*	216,272
2,402	VeriFone Systems, Inc.*	69,538
2,979	Vishay Intertechnology, Inc.	42,123
855	WEX, Inc.*	82,781
1,105	Zebra Technologies Corp., Class A*	76,234
		5,569,944
	Materials — 4.9%

1,790	Albemarle Corp.	118,122
1,448	AptarGroup, Inc.	95,814
1,585	Ashland, Inc.	149,576
1,311	Cabot Corp.	70,978
1,165	Carpenter Technology Corp.	68,910
2,573	Commercial Metals Co.	49,788
736	Compass Minerals International, Inc.	62,818
780	Cytec Industries, Inc.	73,843
712	Domtar Corp.	78,875
1,098	Eagle Materials, Inc.	97,063
670	Greif, Inc., Class A	33,540
1,216	Intrepid Potash, Inc.*	18,009
3,103	Louisiana-Pacific Corp.*	58,305
1,017	Martin Marietta Materials, Inc.	124,054
757	Minerals Technologies, Inc.	40,499
251	NewMarket Corp.	92,787
1,750	Olin Corp.	45,833
2,156	Packaging Corp. of America	157,151
1,701	Reliance Steel & Aluminum Co.	117,845
1,584	Rock-Tenn Co., Class A	176,806
1,432	Royal Gold, Inc.	98,393
2,923	RPM International, Inc.	122,357
966	Scotts Miracle-Gro Co. (The), Class A	55,168
1,101	Sensient Technologies Corp.	57,725
962	Silgan Holdings, Inc.	46,378
2,242	Sonoco Products Co.	94,119
4,881	Steel Dynamics, Inc.	85,125
1,772	Valspar Corp. (The)	132,457
1,165	Worthington Industries, Inc.	46,437
		2,468,775
	Telecommunication Services — 0.3%

2,171	Telephone & Data Systems, Inc.	49,477
3,168	tw telecom, inc.*	96,973
		146,450
	Utilities — 3.2%

2,439	Alliant Energy Corp.	132,291
3,885	Aqua America, Inc.	97,863
2,175	Atmos Energy Corp.	100,268
978	Black Hills Corp.	55,462
1,329	Cleco Corp.	65,692
3,376	Great Plains Energy, Inc.	88,688
2,190	Hawaiian Electric Industries, Inc.	55,648
1,104	IDACORP, Inc.	62,034
4,152	MDU Resources Group, Inc.	141,002
1,840	National Fuel Gas Co.	138,221
4,363	OGE Energy Corp.	157,068
1,134	ONE Gas, Inc.*	38,533
1,751	PNM Resources, Inc.	45,789
3,849	Questar Corp.	91,414
2,509	UGI Corp.	112,127
1,811	Vectren Corp.	69,669
2,796	Westar Energy, Inc.	95,679
1,138	WGL Holdings, Inc.	45,736
		1,593,184
	Total Common Stocks (Cost $33,121,972)	34,594,995

Principal Amount
	U.S. Government & Agency Security (a) — 2.3%
	Federal Home Loan Bank
$1,132,793	0.00%, due 03/03/14	1,132,793
	Total U.S. Government & Agency Security (Cost $1,132,793)	1,132,793

	Repurchase Agreements (a)(b) — 21.6%
10,754,299	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $10,754,340	10,754,299
	Total Repurchase Agreements (Cost $10,754,299)	10,754,299

	Total Investment Securities (Cost $45,009,064) — 93.4%	46,482,087
	Other assets less liabilities — 6.6%	3,280,407
	Net Assets — 100.0%	$49,762,494

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $8,491,856.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                Real Estate Investment Trust

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,112,342
Aggregate gross unrealized depreciation	(645,704)
Net unrealized appreciation	$1,466,638
Federal income tax cost of investments	$45,015,449

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	80	03/21/14	$10,993,600	$460,775

Cash collateral in the amount of $537,596 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

Swap Agreements

UltraPro MidCap400 had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the S&P MidCap 400® Index	0.31%	11/06/15	$18,905,132	$701,099

Equity Index Swap Agreement with Citibank, N.A., based on the S&P MidCap 400® Index	0.32%	01/06/15	22,505,442	206,528

Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	0.36%	11/06/15	531,826	35,820

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	0.22%	11/06/15	1,045,197	49,652

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P MidCap 400® Index	0.36%	11/06/15	1,486,223	97,738

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	0.54%	11/06/15	36,508,797	1,090,733

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400® Index	0.46%	01/06/15	930,394	46,352

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P MidCap 400® ETF Trust	0.12%	11/06/15	19,252,237	1,364,471

Swap Agreement with Goldman Sachs International, based on the SPDR® S&P MidCap 400® ETF Trust	0.27%	11/06/14	2,534,661	124,736

				$3,717,129

See accompanying notes to schedules of portfolio investments.

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 43.8%
	Consumer Discretionary — 5.7%

1,449	1-800-Flowers.com, Inc., Class A*	$7,622
1,062	A.H. Belo Corp., Class A	11,724
4,409	Aeropostale, Inc.*	32,362
3,257	American Apparel, Inc.*	2,345
3,777	American Axle & Manufacturing Holdings, Inc.*	73,009
988	American Public Education, Inc.*	34,995
453	America’s Car-Mart, Inc.*	16,417
2,653	Ann, Inc.*	94,579
742	Arctic Cat, Inc.	34,740
1,752	Asbury Automotive Group, Inc.*	89,072
794	Ascent Capital Group, Inc., Class A*	58,303
2,269	Barnes & Noble, Inc.*	43,474
610	Bassett Furniture Industries, Inc.	9,138
247	Beasley Broadcasting Group, Inc., Class A	2,218
1,411	Beazer Homes USA, Inc.*	32,721
1,956	bebe stores, inc.	11,873
946	Big 5 Sporting Goods Corp.	14,360
82	Biglari Holdings, Inc.*	36,817
1,387	BJ’s Restaurants, Inc.*	38,420
1,272	Black Diamond, Inc.*	13,458
3,107	Bloomin’ Brands, Inc.*	78,110
697	Blue Nile, Inc.*	24,527
522	Blyth, Inc.	5,105
1,489	Bob Evans Farms, Inc.	77,041
927	Body Central Corp.*	2,892
761	Bon-Ton Stores, Inc. (The)	8,264
3,904	Boyd Gaming Corp.*	45,364
1,101	Bravo Brio Restaurant Group, Inc.*	17,054
846	Bridgepoint Education, Inc.*	16,319
665	Bright Horizons Family Solutions, Inc.*	26,248
2,432	Brown Shoe Co., Inc.	59,779
5,083	Brunswick Corp.	227,668
1,571	Buckle, Inc. (The)	71,276
1,053	Buffalo Wild Wings, Inc.*	152,685
863	Burlington Stores, Inc.*	23,517
2,269	Caesars Entertainment Corp.*	58,903
3,996	Callaway Golf Co.	33,646
619	Capella Education Co.	41,151
3,103	Career Education Corp.*	22,931
1,294	Carmike Cinemas, Inc.*	38,496
884	Carriage Services, Inc.	18,060
1,332	Carrols Restaurant Group, Inc.*	9,457
1,548	Cato Corp. (The), Class A	43,452
393	Cavco Industries, Inc.*	30,831
4,301	Central European Media Enterprises Ltd., Class A*	20,387
2,998	Cheesecake Factory, Inc. (The)	142,465
1,298	Children’s Place Retail Stores, Inc. (The)*	70,313
2,042	Christopher & Banks Corp.*	13,600
773	Churchill Downs, Inc.	71,889
911	Chuy’s Holdings, Inc.*	36,267
867	Citi Trends, Inc.*	14,219
1,164	ClubCorp Holdings, Inc.	20,277
725	Columbia Sportswear Co.	60,240
1,261	Conn’s, Inc.*	45,144
807	Container Store Group, Inc. (The)*	28,899
3,560	Cooper Tire & Rubber Co.	88,751
644	Core-Mark Holding Co., Inc.	50,361
4,454	Corinthian Colleges, Inc.*	6,948
1,105	Cracker Barrel Old Country Store, Inc.	109,892
4,954	Crocs, Inc.*	75,449
1,946	Crown Media Holdings, Inc., Class A*	6,519
478	CSS Industries, Inc.	12,906
457	Culp, Inc.	8,811
4,864	Cumulus Media, Inc., Class A*	31,908
49	Daily Journal Corp.*	7,840
8,250	Dana Holding Corp.	178,860
599	Del Frisco’s Restaurant Group, Inc.*	15,598
5,156	Denny’s Corp.*	35,061
762	Destination Maternity Corp.	21,519
2,367	Destination XL Group, Inc.*	13,492
964	Dex Media, Inc.*	7,028
1,003	Diamond Resorts International, Inc.*	18,245
928	DineEquity, Inc.	77,720
601	Diversified Restaurant Holdings, Inc.*	2,873
1,416	Dorman Products, Inc.*	81,590
1,289	Drew Industries, Inc.	63,470
1,759	E.W. Scripps Co. (The), Class A*	34,512
1,356	Education Management Corp.*	8,055
363	Einstein Noah Restaurant Group, Inc.	5,416
1,344	Entercom Communications Corp., Class A*	13,292
3,100	Entravision Communications Corp., Class A	20,553
1,393	Ethan Allen Interiors, Inc.	35,006
550	EveryWare Global, Inc.*	3,036
4,796	Express, Inc.*	87,719
1,110	Federal-Mogul Corp.*	20,912
1,259	Fiesta Restaurant Group, Inc.*	63,240
2,767	Finish Line, Inc. (The), Class A	74,764
1,841	Five Below, Inc.*	70,952
274	Flexsteel Industries, Inc.	10,179
555	Fox Factory Holding Corp.*	9,268
2,472	Francesca’s Holdings Corp.*	48,377
2,066	Fred’s, Inc., Class A	41,175
1,041	FTD Cos., Inc.*	32,346
789	Fuel Systems Solutions, Inc.*	10,139
945	G-III Apparel Group Ltd.*	65,668
1,351	Genesco, Inc.*	100,312
1,880	Gentherm, Inc.*	53,166
1,064	Global Sources Ltd.*	7,225
497	Gordmans Stores, Inc.	3,156
2,553	Grand Canyon Education, Inc.*	121,012
2,826	Gray Television, Inc.*	33,205
1,223	Group 1 Automotive, Inc.	81,647
2,415	Harte-Hanks, Inc.	19,296
1,108	Haverty Furniture Cos., Inc.	32,298
1,793	Helen of Troy Ltd.*	117,101
483	Hemisphere Media Group, Inc.*	5,381
669	hhgregg, Inc.*	7,085
1,460	Hibbett Sports, Inc.*	83,702
3,088	Hillenbrand, Inc.	92,269
603	Hooker Furniture Corp.	9,105
1,179	Houghton Mifflin Harcourt Co.*	23,957
6,358	Hovnanian Enterprises, Inc., Class A*	38,593
1,902	HSN, Inc.	109,080
2,896	Iconix Brand Group, Inc.*	116,535

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
405	Ignite Restaurant Group, Inc.*	$4,957
1,564	International Speedway Corp., Class A	52,754
2,212	Interval Leisure Group, Inc.	60,144
1,589	iRobot Corp.*	66,611
1,192	Isle of Capri Casinos, Inc.*	10,728
1,311	ITT Educational Services, Inc.*	40,680
2,325	Jack in the Box, Inc.*	133,571
1,080	JAKKS Pacific, Inc.	7,733
939	Jamba, Inc.*	11,860
277	Johnson Outdoors, Inc., Class A	6,111
4,502	Jones Group, Inc. (The)	67,260
1,572	JoS. A. Bank Clothiers, Inc.*	97,590
2,478	Journal Communications, Inc., Class A*	22,723
256	JTH Holding, Inc., Class A*	6,477
1,527	K12, Inc.*	34,556
6,743	Kate Spade & Co.*	230,745
4,694	KB Home	95,758
781	Kirkland’s, Inc.*	13,808
3,679	Krispy Kreme Doughnuts, Inc.*	69,975
2,941	La-Z-Boy, Inc.	75,113
3,581	LeapFrog Enterprises, Inc.*	26,070
539	LGI Homes, Inc.*	9,163
1,180	Libbey, Inc.*	27,482
2,419	Life Time Fitness, Inc.*	114,177
3,638	LifeLock, Inc.*	72,433
575	Lifetime Brands, Inc.	9,625
1,350	Lincoln Educational Services Corp.	6,075
1,249	Lithia Motors, Inc., Class A	79,212
7,908	Live Nation Entertainment, Inc.*	179,433
732	Loral Space & Communications, Inc.*	57,843
1,121	Luby’s, Inc.*	7,118
1,543	Lumber Liquidators Holdings, Inc.*	165,533
1,358	M/I Homes, Inc.*	33,814
1,041	Marcus Corp. (The)	14,689
591	Marine Products Corp.	5,029
1,380	MarineMax, Inc.*	19,872
1,636	Marriott Vacations Worldwide Corp.*	85,792
1,372	Martha Stewart Living Omnimedia, Inc., Class A*	7,217
1,553	Matthews International Corp., Class A	63,720
755	Mattress Firm Holding Corp.*	32,910
3,415	McClatchy Co. (The), Class A*	18,134
2,195	MDC Holdings, Inc.	68,462
2,125	MDC Partners, Inc., Class A	47,791
1,102	Media General, Inc.*	20,905
2,668	Men’s Wearhouse, Inc. (The)	143,512
2,006	Meredith Corp.	93,881
2,179	Meritage Homes Corp.*	105,050
2,655	Modine Manufacturing Co.*	39,267
481	Monarch Casino & Resort, Inc.*	9,067
1,759	Monro Muffler Brake, Inc.	104,960
1,495	Morgans Hotel Group Co.*	11,960
992	Movado Group, Inc.	39,055
1,621	Multimedia Games Holding Co., Inc.*	53,534
264	NACCO Industries, Inc., Class A	15,478
151	Nathan’s Famous, Inc.*	7,547
3,387	National CineMedia, Inc.	52,024
1,742	Nautilus, Inc.*	14,615
1,615	New York & Co., Inc.*	7,154
7,252	New York Times Co. (The), Class A	119,078
1,650	Nexstar Broadcasting Group, Inc., Class A	70,422
346	Noodles & Co.*	13,774
1,609	Nutrisystem, Inc.	23,684
26,978	Office Depot, Inc.*	133,002
1,349	Orbitz Worldwide, Inc.*	13,031
5,382	Orient-Express Hotels Ltd., Class A*	82,883
1,396	Outerwall, Inc.*	98,739
628	Overstock.com, Inc.*	12,353
757	Oxford Industries, Inc.	59,243
2,593	Pacific Sunwear of California, Inc.*	7,416
1,799	Papa John’s International, Inc.	91,569
2,373	Penske Automotive Group, Inc.	102,727
2,988	Pep Boys-Manny Moe & Jack (The)*	37,619
693	Perry Ellis International, Inc.*	9,667
1,128	PetMed Express, Inc.	15,566
5,326	Pier 1 Imports, Inc.	100,768
3,282	Pinnacle Entertainment, Inc.*	79,753
2,617	Pool Corp.	152,990
1,342	Popeyes Louisiana Kitchen, Inc.*	53,761
484	Potbelly Corp.*	10,362
7,450	Quiksilver, Inc.*	58,110
559	R.G. Barry Corp.	10,353
5,603	RadioShack Corp.*	15,016
583	ReachLocal, Inc.*	6,168
980	Reading International, Inc., Class A*	7,272
796	Red Robin Gourmet Burgers, Inc.*	62,032
2,671	Regis Corp.	37,554
786	Remy International, Inc.	17,520
2,998	Rent-A-Center, Inc.	75,370
587	Rentrak Corp.*	37,633
993	Restoration Hardware Holdings, Inc.*	67,246
528	RetailMeNot, Inc.*	22,055
3,426	Ruby Tuesday, Inc.*	21,001
2,013	Ruth’s Hospitality Group, Inc.	24,881
2,594	Ryland Group, Inc. (The)	120,854
273	Saga Communications, Inc., Class A	13,352
582	Salem Communications Corp., Class A	5,290
1,486	Scholastic Corp.	52,426
2,683	Scientific Games Corp., Class A*	35,952
1,128	SEACOR Holdings, Inc.*	99,783
486	Sears Hometown and Outlet Stores, Inc.*	11,256
3,126	Select Comfort Corp.*	56,456
1,125	SFX Entertainment, Inc.*	9,664
342	Shiloh Industries, Inc.*	6,669
846	Shoe Carnival, Inc.	21,848
2,134	Shutterfly, Inc.*	116,431
3,845	Sinclair Broadcast Group, Inc., Class A	113,889
1,359	Sizmek, Inc.*	16,838
2,173	Skechers U.S.A., Inc., Class A*	73,295
1,012	Skullcandy, Inc.*	8,511
3,136	Smith & Wesson Holding Corp.*	36,064
2,187	Sonic Automotive, Inc., Class A	51,963
3,156	Sonic Corp.*	64,319

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,836	Sotheby’s	$180,330
1,918	Spartan Motors, Inc.	10,875
655	Speedway Motorsports, Inc.	12,982
1,840	Stage Stores, Inc.	36,432
1,113	Standard Motor Products, Inc.	39,122
8,330	Standard Pacific Corp.*	75,886
1,557	Stein Mart, Inc.	21,160
823	Steiner Leisure Ltd.*	36,393
3,381	Steven Madden Ltd.*	123,237
453	Stock Building Supply Holdings, Inc.*	10,084
1,600	Stoneridge, Inc.*	17,616
607	Strayer Education, Inc.*	28,996
1,087	Sturm Ruger & Co., Inc.	69,285
1,307	Superior Industries International, Inc.	23,892
613	Systemax, Inc.*	7,215
3,419	Tenneco, Inc.*	205,961
3,510	Texas Roadhouse, Inc.	92,839
1,037	Tile Shop Holdings, Inc.*	15,991
557	Tilly’s, Inc., Class A*	6,662
342	Tower International, Inc.*	8,783
1,351	Town Sports International Holdings, Inc.	12,267
596	Trans World Entertainment Corp.*	2,491
830	TRI Pointe Homes, Inc.*	15,123
2,408	Tuesday Morning Corp.*	37,661
2,692	Tumi Holdings, Inc.*	59,655
437	UCP, Inc., Class A*	6,948
840	Unifi, Inc.*	20,782
844	Universal Electronics, Inc.*	35,271
1,188	Universal Technical Institute, Inc.	16,074
2,019	Vail Resorts, Inc.	141,976
2,206	ValueVision Media, Inc., Class A*	12,332
1,215	Vera Bradley, Inc.*	32,197
645	Vince Holding Corp.*	17,415
1,234	Vitacost.com, Inc.*	9,193
1,705	Vitamin Shoppe, Inc.*	79,777
1,048	VOXX International Corp.*	13,624
383	WCI Communities, Inc.*	7,729
954	West Marine, Inc.*	11,906
4,999	Wet Seal, Inc. (The), Class A*	9,498
366	Weyco Group, Inc.	9,655
773	William Lyon Homes, Class A*	23,909
127	Winmark Corp.	10,038
1,575	Winnebago Industries, Inc.*	41,989
5,640	Wolverine World Wide, Inc.	148,670
1,618	World Wrestling Entertainment, Inc., Class A	37,085
1,727	Zagg, Inc.*	7,478
1,824	Zale Corp.*	39,636
1,188	Zumiez, Inc.*	28,227
		12,494,280
	Consumer Staples — 1.6%

162	Alico, Inc.	6,150
4,926	Alliance One International, Inc.*	13,251
1,575	Andersons, Inc. (The)	86,346
769	Annie’s, Inc.*	28,822
2,971	B&G Foods, Inc.	89,011
462	Boston Beer Co., Inc. (The), Class A*	109,378
3,345	Boulder Brands, Inc.*	50,309
686	Calavo Growers, Inc.	21,362
834	Cal-Maine Foods, Inc.	43,843
2,154	Casey’s General Stores, Inc.	147,527
2,351	Central Garden and Pet Co., Class A*	17,303
927	Chefs’ Warehouse, Inc. (The)*	21,553
2,612	Chiquita Brands International, Inc.*	28,575
261	Coca-Cola Bottling Co. Consolidated	19,742
594	Craft Brew Alliance, Inc.*	9,700
8,892	Darling International, Inc.*	179,441
1,253	Diamond Foods, Inc.*	35,986
1,440	Elizabeth Arden, Inc.*	44,021
884	Fairway Group Holdings Corp.*	6,895
334	Farmer Bros Co.*	7,041
1,222	Female Health Co. (The)	8,444
2,126	Fresh Del Monte Produce, Inc.	56,254
149	Griffin Land & Nurseries, Inc.	4,564
2,158	Hain Celestial Group, Inc. (The)*	192,709
1,856	Harbinger Group, Inc.*	21,066
663	Ingles Markets, Inc., Class A	15,567
923	Inter Parfums, Inc.	31,022
789	Inventure Foods, Inc.*	10,959
841	J&J Snack Foods Corp.	78,112
458	John B. Sanfilippo & Son, Inc.	11,106
1,041	Lancaster Colony Corp.	93,898
5,759	Lifevantage Corp.*	7,659
258	Lifeway Foods, Inc.	3,705
561	Limoneira Co.	11,815
777	Medifast, Inc.*	20,466
639	National Beverage Corp.*	13,445
500	Natural Grocers by Vitamin Cottage, Inc.*	20,370
613	Nature’s Sunshine Products, Inc.	9,262
480	Nutraceutical International Corp.*	12,571
273	Oil-Dri Corp. of America	9,064
1,119	Omega Protein Corp.*	12,164
334	Orchids Paper Products Co.	11,246
1,323	Pantry, Inc. (The)*	19,951
3,407	Pilgrim’s Pride Corp.*	59,725
1,837	Post Holdings, Inc.*	104,929
2,875	Prestige Brands Holdings, Inc.*	81,909
1,061	PriceSmart, Inc.	107,936
639	Revlon, Inc., Class A*	15,087
41,030	Rite Aid Corp.*	270,388
1,569	Roundy’s, Inc.	9,634
1,292	Sanderson Farms, Inc.	99,277
16	Seaboard Corp.*	40,560
456	Seneca Foods Corp., Class A*	13,808
2,673	Snyder’s-Lance, Inc.	72,412
2,059	Spartan Stores, Inc.	46,513
1,210	Spectrum Brands Holdings, Inc.	94,392
9,356	Star Scientific, Inc.*	8,326
11,407	SUPERVALU, Inc.*	73,803
1,013	Susser Holdings Corp.*	61,368
971	Synutra International, Inc.*	7,108
1,134	Tootsie Roll Industries, Inc.	32,989
2,037	TreeHouse Foods, Inc.*	145,157
2,772	United Natural Foods, Inc.*	200,637
1,313	Universal Corp.	75,694
336	USANA Health Sciences, Inc.*	24,585
3,550	Vector Group Ltd.	69,331
358	Village Super Market, Inc., Class A	9,813
868	WD-40 Co.	63,286
620	Weis Markets, Inc.	31,273
		3,461,615

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Energy — 2.4%

4,615	Abraxas Petroleum Corp.*	$15,553
117	Adams Resources & Energy, Inc.	8,611
1,309	Alon USA Energy, Inc.	17,528
12,408	Alpha Natural Resources, Inc.*	66,631
1,475	Amyris, Inc.*	6,741
515	Apco Oil and Gas International, Inc.*	7,359
1,961	Approach Resources, Inc.*	43,671
11,929	Arch Coal, Inc.	54,396
1,021	Athlon Energy, Inc.*	37,940
1,679	Basic Energy Services, Inc.*	40,044
2,739	Bill Barrett Corp.*	69,406
484	Bolt Technology Corp.	9,733
1,655	Bonanza Creek Energy, Inc.*	82,700
6,619	BPZ Resources, Inc.*	13,635
2,031	Bristow Group, Inc.	157,606
2,533	C&J Energy Services, Inc.*	65,478
5,501	Cal Dive International, Inc.*	9,737
2,241	Callon Petroleum Co.*	15,172
1,111	CARBO Ceramics, Inc.	137,820
2,554	Carrizo Oil & Gas, Inc.*	127,036
332	Clayton Williams Energy, Inc.*	32,204
3,829	Clean Energy Fuels Corp.*	32,049
3,418	Cloud Peak Energy, Inc.*	66,309
2,716	Comstock Resources, Inc.	53,668
833	Contango Oil & Gas Co.*	39,501
2,673	Crosstex Energy, Inc.	111,277
454	Dawson Geophysical Co.	13,030
2,085	Delek U.S. Holdings, Inc.	57,880
1,209	Diamondback Energy, Inc.*	77,775
3,181	Emerald Oil, Inc.*	24,366
2,647	Endeavour International Corp.*	12,864
4,102	Energy XXI Bermuda Ltd.	95,002
1,678	EPL Oil & Gas, Inc.*	50,508
2,002	Equal Energy Ltd.	10,691
1,129	Era Group, Inc.*	31,894
952	Evolution Petroleum Corp.	12,376
9,532	EXCO Resources, Inc.	49,757
3,236	Exterran Holdings, Inc.*	132,579
6,702	Forest Oil Corp.*	13,471
2,209	Forum Energy Technologies, Inc.*	57,213
2,897	Frontline Ltd.*	12,776
3,000	FX Energy, Inc.*	11,250
1,682	GasLog Ltd.	35,423
3,119	Gastar Exploration, Inc.*	19,899
724	Geospace Technologies Corp.*	55,581
1,283	Global Geophysical Services, Inc.*	1,796
1,759	Goodrich Petroleum Corp.*	23,958
1,420	Green Plains Renewable Energy, Inc.	37,531
812	Gulf Island Fabrication, Inc.	17,028
1,499	GulfMark Offshore, Inc., Class A	71,113
13,015	Halcon Resources Corp.*	49,587
488	Hallador Energy Co.	3,977
5,952	Helix Energy Solutions Group, Inc.*	140,705
8,960	Hercules Offshore, Inc.*	42,650
2,011	Hornbeck Offshore Services, Inc.*	85,990
7,483	ION Geophysical Corp.*	30,456
50	Isramco, Inc.*	7,174
625	Jones Energy, Inc., Class A*	9,763
8,558	Key Energy Services, Inc.*	77,364
2,467	KiOR, Inc., Class A*	3,454
1,713	Knightsbridge Tankers Ltd.	17,747
14,918	Kodiak Oil & Gas Corp.*	176,182
553	L&L Energy, Inc.*^	752
9,660	Magnum Hunter Resources Corp.*	81,047
3,268	Matador Resources Co.*	79,282
1,465	Matrix Service Co.*	47,422
1,864	Midstates Petroleum Co., Inc.*	8,220
1,716	Miller Energy Resources, Inc.*	11,909
723	Mitcham Industries, Inc.*	10,404
696	Natural Gas Services Group, Inc.*	22,620
4,842	Newpark Resources, Inc.*	53,843
4,224	Nordic American Tankers Ltd.	44,648
3,585	Northern Oil and Gas, Inc.*	49,903
803	Nuverra Environmental Solutions, Inc.*	13,651
393	Panhandle Oil and Gas, Inc., Class A	14,525
6,694	Parker Drilling Co.*	54,021
2,002	PDC Energy, Inc.*	124,384
3,101	Penn Virginia Corp.*	46,980
3,204	PetroQuest Energy, Inc.*	15,155
706	PHI, Inc. (Non-Voting)*	28,381
3,493	Pioneer Energy Services Corp.*	39,820
7,002	Quicksilver Resources, Inc.*	22,897
1,190	Renewable Energy Group, Inc.*	13,887
12,695	Rentech, Inc.*	23,867
3,805	Resolute Energy Corp.*	35,463
308	REX American Resources Corp.*	14,685
2,540	Rex Energy Corp.*	48,260
664	RigNet, Inc.*	31,752
3,432	Rosetta Resources, Inc.*	152,278
2,140	Sanchez Energy Corp.*	63,751
10,378	Scorpio Tankers, Inc.	101,601
2,364	SemGroup Corp., Class A	159,144
3,143	Ship Finance International Ltd.	59,151
2,688	Solazyme, Inc.*	32,982
2,808	Stone Energy Corp.*	100,920
2,436	Swift Energy Co.*	24,360
2,852	Synergy Resources Corp.*	30,203
1,848	Targa Resources Corp.	178,812
3,497	Teekay Tankers Ltd., Class A	16,436
1,700	Tesco Corp.*	32,249
4,399	TETRA Technologies, Inc.*	52,788
893	TGC Industries, Inc.*	5,715
3,820	Triangle Petroleum Corp.*	34,227
4,805	Uranium Energy Corp.*	8,745
7,251	Ur-Energy, Inc.*	12,544
3,254	VAALCO Energy, Inc.*	21,672
11,296	Vantage Drilling Co.*	19,768
1,954	W&T Offshore, Inc.	29,447
4,096	Warren Resources, Inc.*	18,145
3,041	Western Refining, Inc.	110,844
659	Westmoreland Coal Co.*	14,893
2,249	Willbros Group, Inc.*	22,220
2,085	ZaZa Energy Corp.*	1,918
		5,135,206
	Financials — 10.1%

847	1st Source Corp.	26,426
1,678	1st United Bancorp, Inc./FL	12,921
3,096	Acadia Realty Trust (REIT)	81,889
411	Access National Corp.	6,925
1,570	AG Mortgage Investment Trust, Inc. (REIT)	28,794
837	Agree Realty Corp. (REIT)	25,729
2,419	Alexander & Baldwin, Inc.	100,679
117	Alexander’s, Inc. (REIT)	43,841

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,177	Altisource Residential Corp. (REIT)	$90,799
2,530	Ambac Financial Group, Inc.*	87,437
1,887	American Assets Trust, Inc. (REIT)	62,403
2,974	American Capital Mortgage Investment Corp. (REIT)	59,986
3,597	American Equity Investment Life Holding Co.	78,630
441	American National Bankshares, Inc.	9,905
29,917	American Realty Capital Properties, Inc. (REIT)	439,481
769	American Residential Properties, Inc. (REIT)*	13,996
1,412	Ameris Bancorp*	29,708
1,033	AMERISAFE, Inc.	44,977
522	Ames National Corp.	11,630
1,104	AmREIT, Inc. (REIT)	19,143
1,741	AmTrust Financial Services, Inc.	65,810
8,142	Anworth Mortgage Asset Corp. (REIT)	42,176
2,072	Apollo Commercial Real Estate Finance, Inc. (REIT)	34,685
12,629	Apollo Investment Corp.	108,104
1,798	Apollo Residential Mortgage, Inc. (REIT)	31,357
1,203	Ares Commercial Real Estate Corp. (REIT)	16,349
1,528	Argo Group International Holdings Ltd.	67,446
900	Arlington Asset Investment Corp., Class A	23,868
1,066	Armada Hoffler Properties, Inc. (REIT)	10,436
21,022	ARMOUR Residential REIT, Inc. (REIT)	90,184
600	Arrow Financial Corp.	15,666
1,034	Ashford Hospitality Prime, Inc. (REIT)	17,319
3,452	Ashford Hospitality Trust, Inc. (REIT)	38,593
3,233	Associated Estates Realty Corp. (REIT)	55,284
4,963	Astoria Financial Corp.	67,993
531	AV Homes, Inc.*	10,487
645	Aviv REIT, Inc. (REIT)	16,357
517	Baldwin & Lyons, Inc., Class B	13,292
918	Banc of California, Inc.	11,741
397	Bancfirst Corp.	21,847
1,644	Banco Latinoamericano de Comercio Exterior S.A., Class E	41,906
1,845	Bancorp, Inc. (The)/DE*	35,332
5,349	BancorpSouth, Inc.	128,002
2,610	Bank Mutual Corp.	17,278
345	Bank of Kentucky Financial Corp.	12,106
330	Bank of Marin Bancorp	14,596
1,747	Bank of the Ozarks, Inc.	110,795
1,185	BankFinancial Corp.	11,826
1,093	Banner Corp.	43,381
220	Bar Harbor Bankshares	8,360
4,439	BBCN Bancorp, Inc.	75,552
405	BBX Capital Corp., Class A*	7,833
1,798	Beneficial Mutual Bancorp, Inc.*	21,648
1,410	Berkshire Hills Bancorp, Inc.	35,433
7,140	BGC Partners, Inc., Class A	48,552
4,163	BlackRock Kelso Capital Corp.	39,673
352	Blue Capital Reinsurance Holdings Ltd.*	6,002
1,028	BNC Bancorp	17,918
681	BofI Holding, Inc.*	63,401
4,480	Boston Private Financial Holdings, Inc.	58,419
628	Bridge Bancorp, Inc.	16,535
539	Bridge Capital Holdings*	11,977
3,938	Brookline Bancorp, Inc.	35,954
761	Bryn Mawr Bank Corp.	21,681
184	C&F Financial Corp.	6,734
1,115	Calamos Asset Management, Inc., Class A	13,302
132	California First National Bancorp	1,977
429	Camden National Corp.	16,105
3,629	Campus Crest Communities, Inc. (REIT)	30,048
1,320	Capital Bank Financial Corp., Class A*	30,360
703	Capital City Bank Group, Inc.*	9,969
757	Capital Southwest Corp.	26,253
225	Capitala Finance Corp.	4,500
8,369	Capitol Federal Financial, Inc.	101,683
5,370	Capstead Mortgage Corp. (REIT)	69,219
1,797	Cardinal Financial Corp.	30,980
2,521	Cardtronics, Inc.*	102,151
343	Cascade Bancorp*	1,674
1,603	Cash America International, Inc.	64,152
4,431	Cathay General Bancorp	112,592
4,062	Cedar Realty Trust, Inc. (REIT)	24,981
660	Center Bancorp, Inc.	12,283
1,692	CenterState Banks, Inc.	18,494
1,228	Central Pacific Financial Corp.	24,228
193	Century Bancorp, Inc./MA, Class A	6,929
13,292	Chambers Street Properties (REIT)	105,140
1,278	Charter Financial Corp./MD	13,457
1,476	Chatham Lodging Trust (REIT)	30,804
1,659	Chemical Financial Corp.	48,924
202	Chemung Financial Corp.	5,913
2,730	Chesapeake Lodging Trust (REIT)	71,116
384	CIFC Corp.	3,034
693	Citizens & Northern Corp.	13,805
2,441	Citizens, Inc./TX*	17,917
881	City Holding Co.	39,011
482	Clifton Savings Bancorp, Inc.	6,348
807	CNB Financial Corp./PA	14,857
12,484	CNO Financial Group, Inc.	227,958
1,992	CoBiz Financial, Inc.	22,231
1,057	Cohen & Steers, Inc.	39,965
4,300	Colony Financial, Inc. (REIT)	97,094
2,867	Columbia Banking System, Inc.	75,173
2,246	Community Bank System, Inc.	81,822
787	Community Trust Bancorp, Inc.	31,165
591	CommunityOne Bancorp*	6,507
98	ConnectOne Bancorp, Inc.*	4,655
329	Consolidated-Tomoka Land Co.	11,699
1,017	Consumer Portfolio Services, Inc.*	7,922
1,167	CoreSite Realty Corp. (REIT)	36,340
9,445	Cousins Properties, Inc. (REIT)	109,090
5,487	Cowen Group, Inc., Class A*	23,484
1,473	Crawford & Co., Class B	12,476
398	Credit Acceptance Corp.*	54,980
528	CU Bancorp*	9,536
7,486	CubeSmart (REIT)	131,080

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,123	Customers Bancorp, Inc.*	$22,202
5,160	CVB Financial Corp.	80,341
1,078	CyrusOne, Inc. (REIT)	23,953
8,943	CYS Investments, Inc. (REIT)	78,698
18,057	DCT Industrial Trust, Inc. (REIT)	143,011
2,275	DFC Global Corp.*	18,723
158	Diamond Hill Investment Group, Inc.	18,541
10,983	DiamondRock Hospitality Co. (REIT)	138,605
1,789	Dime Community Bancshares, Inc.	30,055
418	Donegal Group, Inc., Class A	5,898
367	Doral Financial Corp.*	4,220
3,509	DuPont Fabros Technology, Inc. (REIT)	93,199
3,087	Dynex Capital, Inc. (REIT)	26,394
1,252	Eagle Bancorp, Inc.*	42,894
1,699	EastGroup Properties, Inc. (REIT)	105,406
6,408	Education Realty Trust, Inc. (REIT)	60,427
1,034	eHealth, Inc.*	49,632
362	Ellington Residential Mortgage REIT (REIT)	6,129
255	EMC Insurance Group, Inc.	7,777
4,628	Empire State Realty Trust, Inc., Class A (REIT)	70,901
1,737	Employers Holdings, Inc.	34,167
1,406	Encore Capital Group, Inc.*	68,360
537	Enstar Group Ltd.*	67,222
407	Enterprise Bancorp, Inc./MA	7,835
1,084	Enterprise Financial Services Corp.	20,292
2,902	EPR Properties (REIT)	154,561
3,385	Equity One, Inc. (REIT)	78,532
723	ESB Financial Corp.	9,479
473	ESSA Bancorp, Inc.	5,312
1,272	Essent Group Ltd.*	29,510
4,525	EverBank Financial Corp.	81,088
1,778	Evercore Partners, Inc., Class A	98,928
2,689	Excel Trust, Inc. (REIT)	33,693
2,869	EZCORP, Inc., Class A*	36,264
419	Farmers Capital Bank Corp.*	8,208
497	FBL Financial Group, Inc., Class A	20,794
443	FBR & Co.*	11,518
581	Federal Agricultural Mortgage Corp., Class C	18,278
6,975	FelCor Lodging Trust, Inc. (REIT)	60,752
822	Fidelity Southern Corp.	11,812
770	Fidus Investment Corp.	16,156
7,685	Fifth Street Finance Corp.	75,467
2,749	Financial Engines, Inc.	155,346
776	Financial Institutions, Inc.	17,103
6,079	First American Financial Corp.	163,768
538	First Bancorp, Inc./ME	8,807
4,052	First BanCorp./Puerto Rico*	21,111
1,107	First Bancorp/NC	20,258
4,072	First Busey Corp.	24,228
1,638	First Cash Financial Services, Inc.*	86,536
5,503	First Commonwealth Financial Corp.	46,886
949	First Community Bancshares, Inc./VA	15,896
954	First Connecticut Bancorp, Inc./CT	14,959
549	First Defiance Financial Corp.	15,191
163	First Federal Bancshares of Arkansas, Inc.*	1,415
3,250	First Financial Bancorp	55,380
1,773	First Financial Bankshares, Inc.	107,231
631	First Financial Corp./IN	21,700
1,352	First Financial Holdings, Inc.	82,822
850	First Financial Northwest, Inc.	8,789
6,040	First Industrial Realty Trust, Inc. (REIT)	116,210
987	First Interstate BancSystem, Inc.	25,563
514	First Marblehead Corp. (The)*	3,603
1,961	First Merchants Corp.	42,005
4,220	First Midwest Bancorp, Inc./IL	70,347
232	First NBC Bank Holding Co.*	7,742
443	First of Long Island Corp. (The)	17,215
3,302	First Potomac Realty Trust (REIT)	41,869
3,743	First Security Group, Inc./TN*	8,047
9,313	FirstMerit Corp.	193,338
1,115	Flagstar Bancorp, Inc.*	24,686
1,734	Flushing Financial Corp.	35,928
8,755	FNB Corp./PA	106,723
1,946	Forestar Group, Inc.*	36,702
360	Fortegra Financial Corp.*	2,516
683	Fox Chase Bancorp, Inc.	11,707
603	Franklin Financial Corp./VA*	11,939
5,057	Franklin Street Properties Corp. (REIT)	63,314
2,056	FXCM, Inc., Class A	34,644
620	Gain Capital Holdings, Inc.	6,398
337	GAMCO Investors, Inc., Class A	26,306
336	Garrison Capital, Inc.	4,828
4,023	Geo Group, Inc. (The) (REIT)	129,661
712	German American Bancorp, Inc.	20,591
1,438	Getty Realty Corp. (REIT)	27,667
3,914	GFI Group, Inc.	15,695
4,047	Glacier Bancorp, Inc.	112,304
1,180	Gladstone Capital Corp.	11,788
879	Gladstone Commercial Corp. (REIT)	15,295
1,488	Gladstone Investment Corp.	12,142
8,121	Glimcher Realty Trust (REIT)	79,017
472	Global Indemnity PLC*	12,310
2,097	Golub Capital BDC, Inc.	39,340
3,072	Government Properties Income Trust (REIT)	76,524
3,337	Gramercy Property Trust, Inc. (REIT)*	19,355
581	Great Southern Bancorp, Inc.	16,675
1,451	Green Dot Corp., Class A*	29,238
1,583	Greenhill & Co., Inc.	84,326
1,585	Greenlight Capital Re Ltd., Class A*	49,848
1,087	GSV Capital Corp.*	13,490
825	Guaranty Bancorp	11,649
799	Hallmark Financial Services, Inc.*	6,768
1,896	Hampton Roads Bankshares, Inc.*	3,147
4,768	Hancock Holding Co.	164,305
1,776	Hanmi Financial Corp.	41,612
827	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	11,851
550	HCI Group, Inc.	26,631
258	Health Insurance Innovations, Inc., Class A*	3,248
5,386	Healthcare Realty Trust, Inc. (REIT)	129,102
833	Heartland Financial USA, Inc.	22,408

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,459	Hercules Technology Growth Capital, Inc.	$54,445
1,168	Heritage Commerce Corp.	9,449
851	Heritage Financial Corp./WA	15,088
1,133	Heritage Oaks Bancorp*	9,053
11,381	Hersha Hospitality Trust (REIT)	63,961
1,861	HFF, Inc., Class A	59,366
5,050	Highwoods Properties, Inc. (REIT)	190,435
3,489	Hilltop Holdings, Inc.*	85,515
70	Hingham Institution for Savings	5,481
364	Home Bancorp, Inc.*	7,568
2,542	Home BancShares, Inc./AR	85,310
815	Home Federal Bancorp, Inc./ID	12,298
3,992	Home Loan Servicing Solutions Ltd.	81,916
727	HomeStreet, Inc.	13,697
1,168	HomeTrust Bancshares, Inc.*	18,303
2,229	Horace Mann Educators Corp.	63,772
489	Horizon Bancorp/IN	10,631
461	Horizon Technology Finance Corp.	6,717
2,825	Hudson Pacific Properties, Inc. (REIT)	64,438
925	Hudson Valley Holding Corp.	17,381
1,669	Iberiabank Corp.	109,319
2,136	ICG Group, Inc.*	43,425
968	Imperial Holdings, Inc.*	5,295
442	Independence Holding Co.	6,024
1,334	Independent Bank Corp./MA	49,078
215	Independent Bank Group, Inc.	11,554
647	Infinity Property & Casualty Corp.	47,716
4,793	Inland Real Estate Corp. (REIT)	51,333
3,002	International Bancshares Corp.	69,586
1,008	Intervest Bancshares Corp.*	7,469
791	INTL FCStone, Inc.*	14,388
6,877	Invesco Mortgage Capital, Inc. (REIT)	115,740
2,090	Investment Technology Group, Inc.*	36,115
2,839	Investors Bancorp, Inc.	75,290
5,667	Investors Real Estate Trust (REIT)	49,756
73	Investors Title Co.	5,615
4,780	iStar Financial, Inc. (REIT)*	74,090
8,386	Janus Capital Group, Inc.	93,839
674	JAVELIN Mortgage Investment Corp. (REIT)	9,773
631	JGWPT Holdings, Inc., Class A*	12,065
884	JMP Group, Inc.	6,497
221	Kansas City Life Insurance Co.	10,873
1,589	KCAP Financial, Inc.	13,046
3,994	KCG Holdings, Inc., Class A*	47,489
804	Kearny Financial Corp.*	10,114
3,648	Kennedy-Wilson Holdings, Inc.	92,294
7,342	Kite Realty Group Trust (REIT)	45,374
5,785	Ladenburg Thalmann Financial Services, Inc.*	16,140
2,007	Lakeland Bancorp, Inc.	22,679
924	Lakeland Financial Corp.	35,112
5,843	LaSalle Hotel Properties (REIT)	183,120
416	LCNB Corp.	7,280
10,099	Lexington Realty Trust (REIT)	115,230
1,952	LTC Properties, Inc. (REIT)	73,551
1,332	Macatawa Bank Corp.*	7,033
2,799	Maiden Holdings Ltd.	31,433
2,193	Main Street Capital Corp.	76,974
1,146	MainSource Financial Group, Inc.	19,791
761	Manning & Napier, Inc.	11,179
388	Marcus & Millichap, Inc.*	6,507
2,106	MarketAxess Holdings, Inc.	124,338
463	Marlin Business Services Corp.	9,955
3,081	MB Financial, Inc.	94,063
4,001	MCG Capital Corp.	17,644
2,803	Meadowbrook Insurance Group, Inc.	15,052
1,196	Medallion Financial Corp.	17,390
9,081	Medical Properties Trust, Inc. (REIT)	119,778
2,723	Medley Capital Corp.	38,231
489	Mercantile Bank Corp.	9,927
317	Merchants Bancshares, Inc./VT	10,442
468	Meridian Interstate Bancorp, Inc.*	11,326
337	Meta Financial Group, Inc.	14,393
795	Metro Bancorp, Inc.*	15,598
18,219	MGIC Investment Corp.*	163,242
298	Middleburg Financial Corp.	5,477
461	MidSouth Bancorp, Inc.	8,077
379	MidWestOne Financial Group, Inc.	9,884
2,551	Monmouth Real Estate Investment Corp., Class A (REIT)	24,694
2,472	Montpelier Re Holdings Ltd.	70,477
1,273	MVC Capital, Inc.	18,484
234	NASB Financial, Inc.	5,930
2,553	National Bank Holdings Corp., Class A	50,115
391	National Bankshares, Inc.	14,076
1,638	National Health Investors, Inc. (REIT)	101,065
374	National Interstate Corp.	11,321
6,578	National Penn Bancshares, Inc.	71,042
123	National Western Life Insurance Co., Class A	27,804
581	Navigators Group, Inc. (The)*	35,220
2,461	NBT Bancorp, Inc.	57,784
1,286	Nelnet, Inc., Class A	51,594
2,721	New Mountain Finance Corp.	40,869
14,219	New Residential Investment Corp. (REIT)	90,859
4,248	New York Mortgage Trust, Inc. (REIT)	32,837
1,418	NewBridge Bancorp*	10,210
1,473	NewStar Financial, Inc.*	22,655
1,182	NGP Capital Resources Co.	8,936
579	Nicholas Financial, Inc.	9,137
3,270	Northfield Bancorp, Inc.	41,398
366	Northrim BanCorp, Inc.	8,993
17,697	NorthStar Realty Finance Corp. (REIT)	274,480
5,267	Northwest Bancshares, Inc.	75,581
774	OceanFirst Financial Corp.	14,613
2,564	OFG Bancorp	41,024
5,697	Old National Bancorp/IN	79,929
642	OmniAmerican Bancorp, Inc.	13,976
662	One Liberty Properties, Inc. (REIT)	14,511
1,269	OneBeacon Insurance Group Ltd., Class A	20,812
559	Oppenheimer Holdings, Inc., Class A	15,266
2,551	Oritani Financial Corp.	39,949
1,007	Pacific Continental Corp.	14,531
935	Pacific Premier Bancorp, Inc.*	14,867
2,130	PacWest Bancorp	92,442

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
252	Palmetto Bancshares, Inc.*	$3,369
646	Park National Corp.	50,427
2,511	Park Sterling Corp.	16,472
3,321	Parkway Properties, Inc./MD (REIT)	61,206
505	Peapack Gladstone Financial Corp.	9,393
3,450	Pebblebrook Hotel Trust (REIT)	114,678
825	PennantPark Floating Rate Capital Ltd.	11,723
3,733	PennantPark Investment Corp.	42,706
272	Penns Woods Bancorp, Inc.	12,460
3,821	Pennsylvania Real Estate Investment Trust (REIT)	71,682
719	PennyMac Financial Services, Inc., Class A*	12,432
3,958	PennyMac Mortgage Investment Trust (REIT)	96,259
606	Peoples Bancorp, Inc./OH	14,829
3,208	PHH Corp.*	83,504
326	Phoenix Cos., Inc. (The)*	16,668
1,129	Physicians Realty Trust (REIT)	15,117
1,277	PICO Holdings, Inc.*	32,065
1,968	Pinnacle Financial Partners, Inc.	71,005
905	Piper Jaffray Cos.*	37,920
1,644	Platinum Underwriters Holdings Ltd.	96,371
2,850	Portfolio Recovery Associates, Inc.*	154,556
2,275	Potlatch Corp. (REIT)	90,181
656	Preferred Bank/CA*	15,764
3,204	Primerica, Inc.	143,603
3,649	PrivateBancorp, Inc.	105,310
17,899	Prospect Capital Corp.	197,605
3,385	Prosperity Bancshares, Inc.	214,304
482	Provident Financial Holdings, Inc.	7,408
3,353	Provident Financial Services, Inc.	62,232
1,090	PS Business Parks, Inc. (REIT)	91,582
639	Pzena Investment Management, Inc., Class A	7,387
791	QTS Realty Trust, Inc., Class A (REIT)	20,218
9,713	Radian Group, Inc.	151,037
4,577	RAIT Financial Trust (REIT)	38,035
3,740	Ramco-Gershenson Properties Trust (REIT)	62,458
110	RCS Capital Corp., Class A	2,504
653	RE/MAX Holdings, Inc., Class A*	19,995
4,615	Redwood Trust, Inc. (REIT)	92,762
301	Regional Management Corp.*	9,084
1,719	Renasant Corp.	49,954
544	Republic Bancorp, Inc./KY, Class A	13,105
682	Resource America, Inc., Class A	6,452
7,135	Resource Capital Corp. (REIT)	41,597
4,036	Retail Opportunity Investments Corp. (REIT)	59,854
950	Rexford Industrial Realty, Inc. (REIT)	13,481
2,391	RLI Corp.	103,124
6,949	RLJ Lodging Trust (REIT)	180,605
1,453	Rockville Financial, Inc.	19,136
1,465	Rouse Properties, Inc. (REIT)	27,425
2,479	Ryman Hospitality Properties, Inc. (REIT)	104,589
1,671	S&T Bancorp, Inc.	38,550
783	S.Y. Bancorp, Inc.	23,365
2,099	Sabra Health Care REIT, Inc. (REIT)	59,759
1,179	Safeguard Scientifics, Inc.*	23,120
722	Safety Insurance Group, Inc.	40,309
1,403	Sandy Spring Bancorp, Inc.	33,293
440	Saul Centers, Inc. (REIT)	20,447
919	Seacoast Banking Corp. of Florida*	9,907
1,232	Select Income REIT (REIT)	35,913
3,122	Selective Insurance Group, Inc.	71,931
683	Sierra Bancorp	11,140
856	Silver Bay Realty Trust Corp. (REIT)	13,414
310	Silvercrest Asset Management Group, Inc., Class A	5,211
926	Simmons First National Corp., Class A	32,993
2,531	Solar Capital Ltd.	56,239
646	Solar Senior Capital Ltd.	11,828
1,004	Southside Bancshares, Inc.	29,648
1,108	Southwest Bancorp, Inc./OK	19,490
1,764	Sovran Self Storage, Inc. (REIT)	130,518
1,362	Springleaf Holdings, Inc.*	38,368
2,349	STAG Industrial, Inc. (REIT)	54,755
841	State Auto Financial Corp.	16,837
1,794	State Bank Financial Corp.	30,534
4,687	Sterling Bancorp/DE	60,181
1,909	Sterling Financial Corp./WA	60,458
1,197	Stewart Information Services Corp.	44,265
3,571	Stifel Financial Corp.*	171,729
457	Stonegate Mortgage Corp.*	6,640
10,188	Strategic Hotels & Resorts, Inc. (REIT)*	101,778
650	Suffolk Bancorp*	13,111
4,484	Summit Hotel Properties, Inc. (REIT)	41,432
2,272	Sun Bancorp, Inc./NJ*	7,907
2,015	Sun Communities, Inc. (REIT)	92,811
10,277	Sunstone Hotel Investors, Inc. (REIT)	138,945
10,479	Susquehanna Bancshares, Inc.	114,640
1,626	SWS Group, Inc.*	13,252
4,579	Symetra Financial Corp.	90,206
970	Taylor Capital Group, Inc.*	22,892
1,997	TCP Capital Corp.	35,307
775	Tejon Ranch Co.*	27,474
1,405	Terreno Realty Corp. (REIT)	26,245
560	Territorial Bancorp, Inc.	12,432
2,290	Texas Capital Bancshares, Inc.*	144,156
1,425	Third Point Reinsurance Ltd.*	21,375
1,904	THL Credit, Inc.	30,140
2,953	TICC Capital Corp.	30,711
812	Tompkins Financial Corp.	39,309
3,226	Tower Group International Ltd.	8,904
1,478	TowneBank/VA	22,126
360	Tree.com, Inc.*	12,172
1,550	Triangle Capital Corp.	43,571
901	Trico Bancshares	22,516
369	Tristate Capital Holdings, Inc.*	5,133
5,295	TrustCo Bank Corp./NY	35,794
3,773	Trustmark Corp.	91,042
2,003	UMB Financial Corp.	124,867
939	UMH Properties, Inc. (REIT)	8,705
6,293	Umpqua Holdings Corp.	111,827

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,379	Union First Market Bankshares Corp.	$60,189
3,652	United Bankshares, Inc./WV	107,478
2,420	United Community Banks, Inc./GA*	40,390
2,776	United Community Financial Corp./OH*	10,299
1,107	United Financial Bancorp, Inc.	19,494
1,156	United Fire Group, Inc.	33,501
668	Universal Health Realty Income Trust (REIT)	28,443
1,460	Universal Insurance Holdings, Inc.	19,506
939	Univest Corp. of Pennsylvania	18,095
1,400	Urstadt Biddle Properties, Inc., Class A (REIT)	27,454
678	VantageSouth Bancshares, Inc.*	4,095
2,246	ViewPoint Financial Group, Inc.	56,150
378	Virtus Investment Partners, Inc.*	69,990
927	Walker & Dunlop, Inc.*	15,601
2,073	Walter Investment Management Corp.*	52,965
871	Washington Banking Co.	16,044
3,736	Washington Real Estate Investment Trust (REIT)	93,960
813	Washington Trust Bancorp, Inc.	28,609
455	Waterstone Financial, Inc.*	4,805
5,074	Webster Financial Corp.	157,142
1,454	WesBanco, Inc.	43,344
803	West Bancorp., Inc.	11,925
1,514	Westamerica Bancorp.	76,124
4,161	Western Alliance Bancorp.*	96,369
1,366	Western Asset Mortgage Capital Corp. (REIT)	22,498
1,021	Westfield Financial, Inc.	7,749
393	Westwood Holdings Group, Inc.	22,366
388	WhiteHorse Finance, Inc.	5,731
1,199	Whitestone REIT (REIT)	17,242
3,808	Wilshire Bancorp, Inc.	38,651
1,798	Winthrop Realty Trust (REIT)	20,929
2,483	Wintrust Financial Corp.	114,913
5,643	WisdomTree Investments, Inc.*	87,918
486	World Acceptance Corp.*	46,583
440	WSFS Financial Corp.	31,368
807	Yadkin Financial Corp.*	15,494
316	ZAIS Financial Corp. (REIT)	5,502
		21,843,326
	Health Care — 6.2%

1,242	Abaxis, Inc.*	47,134
2,177	Abiomed, Inc.*	61,370
1,990	Acadia Healthcare Co., Inc.*	98,386
3,936	ACADIA Pharmaceuticals, Inc.*	111,389
621	Accelerate Diagnostics, Inc.*	9,178
398	Acceleron Pharma, Inc.*	18,678
3,306	Accretive Health, Inc.*	27,374
4,164	Accuray, Inc.*	39,058
1,313	AcelRx Pharmaceuticals, Inc.*	15,008
5,425	Achillion Pharmaceuticals, Inc.*	18,987
2,280	Acorda Therapeutics, Inc.*	83,539
308	Addus HomeCare Corp.*	8,858
1,618	Aegerion Pharmaceuticals, Inc.*	88,602
436	Aerie Pharmaceuticals, Inc.*	10,015
3,997	Affymetrix, Inc.*	30,857
384	Agios Pharmaceuticals, Inc.*	12,004
2,187	Air Methods Corp.*	118,142
3,270	Akorn, Inc.*	84,431
1,308	Albany Molecular Research, Inc.*	20,405
4,110	Align Technology, Inc.*	215,076
952	Alimera Sciences, Inc.*	6,388
279	Alliance HealthCare Services, Inc.*	8,409
464	Almost Family, Inc.*	12,723
3,264	Alnylam Pharmaceuticals, Inc.*	265,167
3,485	Alphatec Holdings, Inc.*	4,914
1,211	AMAG Pharmaceuticals, Inc.*	25,104
1,768	Amedisys, Inc.*	29,985
1,708	Amicus Therapeutics, Inc.*	4,304
2,588	AMN Healthcare Services, Inc.*	36,051
1,748	Ampio Pharmaceuticals, Inc.*	12,446
1,799	Amsurg Corp.*	78,904
1,424	Anacor Pharmaceuticals, Inc.*	27,056
687	Analogic Corp.	64,757
1,384	AngioDynamics, Inc.*	21,314
676	Anika Therapeutics, Inc.*	26,614
6,337	Antares Pharma, Inc.*	28,200
462	Aratana Therapeutics, Inc.*	10,797
12,237	Arena Pharmaceuticals, Inc.*	79,663
3,334	Arqule, Inc.*	7,501
6,950	Array BioPharma, Inc.*	33,499
1,584	ArthroCare Corp.*	76,428
2,063	athenahealth, Inc.*	399,954
1,393	AtriCure, Inc.*	28,960
89	Atrion Corp.	25,759
2,772	Auxilium Pharmaceuticals, Inc.*	85,239
8,154	AVANIR Pharmaceuticals, Inc., Class A*	33,921
2,917	AVEO Pharmaceuticals, Inc.*	5,455
296	BIND Therapeutics, Inc.*	4,043
2,171	BioDelivery Sciences International, Inc.*	20,342
1,927	Biolase, Inc.*	5,954
1,372	Bio-Reference Labs, Inc.*	34,657
3,277	BioScrip, Inc.*	23,365
2,075	BioTime, Inc.*	7,449
383	Bluebird Bio, Inc.*	9,766
3,468	Cadence Pharmaceuticals, Inc.*	48,517
1,688	Cambrex Corp.*	33,878
1,840	Cantel Medical Corp.	59,524
1,610	Capital Senior Living Corp.*	40,926
1,483	Cardiovascular Systems, Inc.*	51,905
7,298	Cell Therapeutics, Inc.*	28,097
5,012	Celldex Therapeutics, Inc.*	146,451
215	Cellular Dynamics International, Inc.*	3,201
1,108	Cempra, Inc.*	12,620
3,060	Centene Corp.*	194,861
3,773	Cepheid, Inc.*	202,459
3,916	Cerus Corp.*	25,297
4,406	Chelsea Therapeutics International Ltd.*	25,158
990	Chemed Corp.	83,754
1,381	ChemoCentryx, Inc.*	10,496
479	Chimerix, Inc.*	9,580
706	Chindex International, Inc.*	13,591
1,006	Clovis Oncology, Inc.*	80,098
621	Computer Programs & Systems, Inc.	42,495
335	Conatus Pharmaceuticals, Inc.*	3,759
1,557	CONMED Corp.	72,587
2,991	Corcept Therapeutics, Inc.*	9,810
1,499	Coronado Biosciences, Inc.*	4,257
639	Corvel Corp.*	29,400

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,524	Cross Country Healthcare, Inc.*	$15,850
1,543	CryoLife, Inc.	15,368
4,822	Curis, Inc.*	14,707
823	Cutera, Inc.*	8,806
1,554	Cyberonics, Inc.*	106,402
1,077	Cynosure, Inc., Class A*	33,144
1,771	Cytokinetics, Inc.*	17,444
3,548	Cytori Therapeutics, Inc.*	11,176
8,858	Dendreon Corp.*	25,511
3,176	Depomed, Inc.*	38,271
1,080	Derma Sciences, Inc.*	15,865
3,974	DexCom, Inc.*	179,227
735	Durata Therapeutics, Inc.*	10,077
6,799	Dyax Corp.*	65,746
14,757	Dynavax Technologies Corp.*	27,448
1,541	Emergent Biosolutions, Inc.*	38,124
2,266	Emeritus Corp.*	71,447
205	Enanta Pharmaceuticals, Inc.*	7,552
1,713	Endocyte, Inc.*	22,560
3,527	Endologix, Inc.*	47,615
1,091	Ensign Group, Inc. (The)	43,204
2,110	Enzon Pharmaceuticals, Inc.	2,026
388	Epizyme, Inc.*	11,601
256	Esperion Therapeutics, Inc.*	3,981
3,955	Exact Sciences Corp.*	53,195
524	Exactech, Inc.*	12,209
1,699	ExamWorks Group, Inc.*	61,810
10,911	Exelixis, Inc.*	77,032
1,260	Fibrocell Science, Inc.*	7,169
391	Five Prime Therapeutics, Inc.*	5,458
2,410	Five Star Quality Care, Inc.*	13,954
1,429	Fluidigm Corp.*	66,949
386	Foundation Medicine, Inc.*	13,753
375	Furiex Pharmaceuticals, Inc.*	34,699
5,745	Galena Biopharma, Inc.*	22,693
2,014	GenMark Diagnostics, Inc.*	25,094
941	Genomic Health, Inc.*	24,852
1,758	Gentiva Health Services, Inc.*	18,828
8,971	Geron Corp.*	42,657
3,069	Globus Medical, Inc., Class A*	72,613
1,343	Greatbatch, Inc.*	58,192
1,476	GTx, Inc.*	2,509
2,871	Haemonetics Corp.*	104,734
5,505	Halozyme Therapeutics, Inc.*	77,565
1,947	Hanger, Inc.*	69,021
357	Harvard Apparatus Regenerative Technology, Inc.*	1,806
1,435	Harvard Bioscience, Inc.*	7,003
4,901	HealthSouth Corp.	160,165
1,130	HealthStream, Inc.*	32,567
1,924	Healthways, Inc.*	28,783
919	HeartWare International, Inc.*	88,252
624	Hi-Tech Pharmacal Co., Inc.*	27,057
4,930	HMS Holdings Corp.*	100,868
2,897	Horizon Pharma, Inc.*	35,401
473	Hyperion Therapeutics, Inc.*	14,663
727	ICU Medical, Inc.*	42,064
6,445	Idenix Pharmaceuticals, Inc.*	43,955
4,749	ImmunoGen, Inc.*	77,884
4,118	Immunomedics, Inc.*	19,519
3,849	Impax Laboratories, Inc.*	99,189
2,692	Infinity Pharmaceuticals, Inc.*	42,211
1,942	Insmed, Inc.*	38,859
3,001	Insulet Corp.*	142,277
285	Insys Therapeutics, Inc.*	19,175
1,288	Integra LifeSciences Holdings Corp.*	60,588
402	Intercept Pharmaceuticals, Inc.*	165,021
5,027	InterMune, Inc.*	151,011
645	Intrexon Corp.*	16,757
1,800	Invacare Corp.	35,676
943	IPC The Hospitalist Co., Inc.*	48,404
6,124	Ironwood Pharmaceuticals, Inc.*	88,859
6,313	Isis Pharmaceuticals, Inc.*	321,963
669	KaloBios Pharmaceuticals, Inc.*	2,174
438	Karyopharm Therapeutics, Inc.*	17,581
5,012	Keryx Biopharmaceuticals, Inc.*	80,443
3,038	Kindred Healthcare, Inc.	65,803
661	KYTHERA Biopharmaceuticals, Inc.*	33,030
537	Landauer, Inc.	26,023
1,048	Lannett Co., Inc.*	44,949
323	LDR Holding Corp.*	10,094
12,775	Lexicon Pharmaceuticals, Inc.*	22,867
679	LHC Group, Inc.*	15,997
1,002	Ligand Pharmaceuticals, Inc.*	69,890
2,100	Luminex Corp.*	38,808
353	MacroGenics, Inc.*	12,355
1,521	Magellan Health Services, Inc.*	92,994
8,359	MannKind Corp.*	51,742
2,736	Masimo Corp.*	69,905
3,425	MedAssets, Inc.*	83,193
818	Medical Action Industries, Inc.*	5,988
3,554	Medicines Co. (The)*	108,575
2,988	Medidata Solutions, Inc.*	191,531
679	MEI Pharma, Inc.*	5,860
3,671	Merge Healthcare, Inc.*	9,214
2,329	Meridian Bioscience, Inc.	48,583
2,389	Merit Medical Systems, Inc.*	36,050
5,430	Merrimack Pharmaceuticals, Inc.*	27,041
5,103	MiMedx Group, Inc.*	36,486
1,594	Molina Healthcare, Inc.*	60,062
2,655	Momenta Pharmaceuticals, Inc.*	39,294
721	MWI Veterinary Supply, Inc.*	117,465
3,066	Nanosphere, Inc.*	7,358
603	National Healthcare Corp.	31,055
552	National Research Corp., Class A*	9,660
1,707	Natus Medical, Inc.*	42,846
6,722	Navidea Biopharmaceuticals, Inc.*	12,436
7,025	Nektar Therapeutics*	90,131
2,017	Neogen Corp.*	87,376
1,847	NeoGenomics, Inc.*	6,612
3,752	Neurocrine Biosciences, Inc.*	66,148
947	NewLink Genetics Corp.*	41,857
10,454	Novavax, Inc.*	66,906
5,639	NPS Pharmaceuticals, Inc.*	197,252
2,486	NuVasive, Inc.*	91,361
3,357	NxStage Medical, Inc.*	46,562
1,677	Omeros Corp.*	22,405
1,929	Omnicell, Inc.*	55,517
823	OncoGenex Pharmaceutical, Inc.*	9,069
264	OncoMed Pharmaceuticals, Inc.*	9,113
336	Onconova Therapeutics, Inc.*	2,856
537	Ophthotech Corp.*	18,081
10,608	Opko Health, Inc.*	100,988
3,122	OraSure Technologies, Inc.*	21,667
5,697	Orexigen Therapeutics, Inc.*	39,537
1,092	Orthofix International N.V.*	24,264
931	Osiris Therapeutics, Inc.*	14,216
503	OvaScience, Inc.*	5,427
3,558	Owens & Minor, Inc.	123,534

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
347	Oxford Immunotec Global PLC*	$7,721
2,688	Pacific Biosciences of California, Inc.*	17,902
1,549	Pacira Pharmaceuticals, Inc.*	121,194
3,195	PAREXEL International Corp.*	171,156
7,866	PDL BioPharma, Inc.	67,412
9,009	Peregrine Pharmaceuticals, Inc.*	16,306
986	Pernix Therapeutics Holdings*	3,619
1,669	PharMerica Corp.*	40,223
743	PhotoMedex, Inc.*	10,878
614	Portola Pharmaceuticals, Inc.*	14,975
1,514	Pozen, Inc.*	12,051
3,942	Progenics Pharmaceuticals, Inc.*	18,409
801	Prothena Corp. PLC*	28,844
597	Providence Service Corp. (The)*	15,874
655	PTC Therapeutics, Inc.*	20,541
1,245	Puma Biotechnology, Inc.*	144,744
2,243	Quality Systems, Inc.	39,163
2,917	Questcor Pharmaceuticals, Inc.	177,208
1,576	Quidel Corp.*	44,160
3,352	Raptor Pharmaceutical Corp.*	53,062
409	Receptos, Inc.*	18,971
575	Regulus Therapeutics, Inc.*	6,457
340	Relypsa, Inc.*	13,416
1,766	Repligen Corp.*	26,437
1,292	Repros Therapeutics, Inc.*	25,259
4,896	Rigel Pharmaceuticals, Inc.*	16,842
2,208	Rockwell Medical, Inc.*	28,020
3,164	RTI Surgical, Inc.*	11,897
1,057	Sagent Pharmaceuticals, Inc.*	22,366
3,425	Sangamo BioSciences, Inc.*	62,335
2,111	Sarepta Therapeutics, Inc.*	61,282
3,041	Sciclone Pharmaceuticals, Inc.*	14,141
2,736	Select Medical Holdings Corp.	30,671
6,472	Sequenom, Inc.*	15,339
2,064	SIGA Technologies, Inc.*	6,625
1,113	Skilled Healthcare Group, Inc., Class A*	5,354
2,269	Spectranetics Corp. (The)*	67,979
3,557	Spectrum Pharmaceuticals, Inc.*	29,701
2,063	Staar Surgical Co.*	29,212
538	Stemline Therapeutics, Inc.*	13,913
3,312	STERIS Corp.	152,849
769	Sucampo Pharmaceuticals, Inc., Class A*	6,921
1,820	Sunesis Pharmaceuticals, Inc.*	11,921
914	Supernus Pharmaceuticals, Inc.*	9,177
632	Surgical Care Affiliates, Inc.*	19,225
772	SurModics, Inc.*	19,223
2,095	Symmetry Medical, Inc.*	22,165
1,080	Synageva BioPharma Corp.*	123,844
4,525	Synergy Pharmaceuticals, Inc.*	27,467
2,809	Synta Pharmaceuticals Corp.*	17,360
519	Tandem Diabetes Care, Inc.*	13,364
1,569	Targacept, Inc.*	7,735
3,859	Team Health Holdings, Inc.*	173,732
1,632	TearLab Corp.*	13,138
844	TESARO, Inc.*	27,860
787	Tetraphase Pharmaceuticals, Inc.*	10,703
873	TG Therapeutics, Inc.*	5,762
4,850	TherapeuticsMD, Inc.*	33,320
3,223	Thoratec Corp.*	119,702
2,647	Threshold Pharmaceuticals, Inc.*	13,235
1,461	Tornier N.V.*	28,051
1,332	Triple-S Management Corp., Class B*	22,311
680	U.S. Physical Therapy, Inc.	22,562
5,827	Unilife Corp.*	26,979
2,159	Universal American Corp.	16,171
61	USMD Holdings, Inc.*	854
187	Utah Medical Products, Inc.	10,283
1,862	Vanda Pharmaceuticals, Inc.*	28,172
926	Vascular Solutions, Inc.*	24,095
283	Veracyte, Inc.*	4,531
972	Verastem, Inc.*	12,996
4,268	Vical, Inc.*	6,487
5,657	Vivus, Inc.*	34,112
1,186	Vocera Communications, Inc.*	20,186
3,064	Volcano Corp.*	65,753
2,443	WellCare Health Plans, Inc.*	151,026
3,887	West Pharmaceutical Services, Inc.	177,169
2,268	Wright Medical Group, Inc.*	72,168
3,071	XenoPort, Inc.*	19,194
4,340	XOMA Corp.*	36,282
993	ZELTIQ Aesthetics, Inc.*	18,857
4,521	ZIOPHARM Oncology, Inc.*	19,259
5,533	Zogenix, Inc.*	24,069
		13,374,575
	Industrials — 6.3%

1,575	AAON, Inc.	47,061
2,232	AAR Corp.	64,505
3,071	ABM Industries, Inc.	86,694
2,764	Acacia Research Corp.	42,372
6,379	ACCO Brands Corp.*	37,764
2,251	Accuride Corp.*	9,927
1,538	Aceto Corp.	28,130
1,244	Acorn Energy, Inc.*	4,230
4,114	Actuant Corp., Class A	144,237
2,409	Acuity Brands, Inc.	339,789
1,995	Advisory Board Co. (The)*	127,840
2,199	Aegion Corp.*	50,907
1,041	Aerovironment, Inc.*	32,521
2,915	Air Transport Services Group, Inc.*	18,627
3,848	Aircastle Ltd.	75,806
396	Alamo Group, Inc.	20,822
1,572	Albany International Corp., Class A	56,718
844	Allegiant Travel Co.	83,775
1,516	Altra Industrial Motion Corp.	53,666
1,099	Ameresco, Inc., Class A*	11,276
531	American Railcar Industries, Inc.	36,772
456	American Science & Engineering, Inc.	29,982
3,008	American Superconductor Corp.*	5,565
560	American Woodmark Corp.*	17,982
476	Ampco-Pittsburgh Corp.	9,734
1,814	API Technologies Corp.*	5,043
1,617	Apogee Enterprises, Inc.	55,350
2,370	Applied Industrial Technologies, Inc.	120,941
2,118	ARC Document Solutions, Inc.*	16,711
784	Argan, Inc.	22,415
1,445	Arkansas Best Corp.	48,061
1,146	Astec Industries, Inc.	46,092
845	Astronics Corp.*	56,530
1,453	Atlas Air Worldwide Holdings, Inc.*	43,779
1,433	AZZ, Inc.	63,582
3,018	Barnes Group, Inc.	116,042
398	Barrett Business Services, Inc.	27,860

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,734	Beacon Roofing Supply, Inc.*	$103,318
2,766	Blount International, Inc.*	33,883
1,900	BlueLinx Holdings, Inc.*	2,774
2,595	Brady Corp., Class A	69,416
2,707	Briggs & Stratton Corp.	61,665
2,693	Brink’s Co. (The)	81,894
2,512	Builders FirstSource, Inc.*	21,628
967	CAI International, Inc.*	23,537
17,113	Capstone Turbine Corp.*	30,632
2,170	Casella Waste Systems, Inc., Class A*	11,631
2,004	CBIZ, Inc.*	18,297
793	CDI Corp.	14,488
987	Ceco Environmental Corp.	15,940
1,127	Celadon Group, Inc.	25,583
3,027	Cenveo, Inc.*	10,262
1,703	Chart Industries, Inc.*	142,303
985	CIRCOR International, Inc.	70,487
2,793	CLARCOR, Inc.	161,798
1,096	Columbus McKinnon Corp.*	27,904
2,089	Comfort Systems USA, Inc.	34,322
1,348	Commercial Vehicle Group, Inc.*	12,024
66	Compx International, Inc.	752
1,888	Corporate Executive Board Co. (The)	141,185
642	Courier Corp.	10,574
572	CRA International, Inc.*	13,368
1,115	Cubic Corp.	57,980
2,633	Curtiss-Wright Corp.	179,465
2,856	Deluxe Corp.	144,171
4,185	DigitalGlobe, Inc.*	130,070
1,251	Douglas Dynamics, Inc.	20,241
597	Ducommun, Inc.*	16,597
533	DXP Enterprises, Inc.*	54,238
1,859	Dycom Industries, Inc.*	53,707
768	Dynamic Materials Corp.	15,944
1,002	Echo Global Logistics, Inc.*	15,952
3,773	EMCOR Group, Inc.	176,501
1,162	Encore Wire Corp.	60,761
2,483	Energy Recovery, Inc.*	11,124
1,474	EnerNOC, Inc.*	31,971
2,704	EnerSys, Inc.	192,092
966	Engility Holdings, Inc.*	40,311
1,471	Ennis, Inc.	23,242
897	Enphase Energy, Inc.*	7,239
1,172	EnPro Industries, Inc.*	83,950
213	Erickson Air-Crane, Inc.*	4,586
1,486	ESCO Technologies, Inc.	53,258
1,759	Esterline Technologies Corp.*	189,444
372	ExOne Co. (The)*	17,224
743	Exponent, Inc.	52,931
3,507	Federal Signal Corp.*	45,065
1,698	Forward Air Corp.	73,455
512	Franklin Covey Co.*	10,726
2,665	Franklin Electric Co., Inc.	116,167
677	FreightCar America, Inc.	17,304
2,267	FTI Consulting, Inc.*	66,174
10,109	FuelCell Energy, Inc.*	19,713
2,102	Furmanite Corp.*	24,888
1,099	G&K Services, Inc., Class A	68,830
3,400	GenCorp, Inc.*	63,342
2,898	Generac Holdings, Inc.	165,099
2,798	General Cable Corp.	86,122
1,723	Gibraltar Industries, Inc.*	31,755
453	Global Brass & Copper Holdings, Inc.	7,669
956	Global Power Equipment Group, Inc.	17,514
1,059	Gorman-Rupp Co. (The)	33,358
823	GP Strategies Corp.*	23,966
6,566	GrafTech International Ltd.*	63,690
561	Graham Corp.	19,506
2,182	Granite Construction, Inc.	80,210
3,338	Great Lakes Dredge & Dock Corp.*	27,572
1,371	Greenbrier Cos., Inc. (The)*	57,678
2,253	Griffon Corp.	27,937
1,669	H&E Equipment Services, Inc.*	54,610
663	Hardinge, Inc.	9,779
2,920	Hawaiian Holdings, Inc.*	35,157
3,845	Healthcare Services Group, Inc.	103,546
2,583	Heartland Express, Inc.	52,642
3,729	HEICO Corp.	231,907
1,014	Heidrick & Struggles International, Inc.	18,647
498	Heritage-Crystal Clean, Inc.*	9,014
3,294	Herman Miller, Inc.	92,825
2,553	HNI Corp.	90,759
1,008	Houston Wire & Cable Co.	14,021
2,079	Hub Group, Inc., Class A*	81,227
362	Hurco Cos., Inc.	9,054
1,309	Huron Consulting Group, Inc.*	86,617
592	Hyster-Yale Materials Handling, Inc.	59,756
1,110	ICF International, Inc.*	44,866
2,870	II-VI, Inc.*	47,039
2,493	InnerWorkings, Inc.*	19,645
706	Innovative Solutions & Support, Inc.*	5,570
1,262	Insperity, Inc.	36,838
1,012	Insteel Industries, Inc.	20,139
3,333	Interface, Inc.	64,194
316	International Shipholding Corp.	9,625
532	Intersections, Inc.	3,261
13,066	JetBlue Airways Corp.*	115,373
1,625	John Bean Technologies Corp.	49,010
630	Kadant, Inc.	25,294
1,518	Kaman Corp.	60,295
1,515	Kelly Services, Inc., Class A	38,117
1,792	KEYW Holding Corp. (The)*	32,794
1,521	Kforce, Inc.	33,325
1,821	Kimball International, Inc., Class B	34,180
3,301	Knight Transportation, Inc.	70,905
2,708	Knoll, Inc.	42,164
2,734	Korn/Ferry International*	69,416
2,471	Kratos Defense & Security Solutions, Inc.*	19,274
572	L.B. Foster Co., Class A	26,592
1,113	Layne Christensen Co.*	19,767
720	Lindsay Corp.	61,099
581	LMI Aerospace, Inc.*	8,663
1,213	LSI Industries, Inc.	10,056
958	Lydall, Inc.*	19,409
773	Manitex International, Inc.*	11,587
1,314	Marten Transport Ltd.	25,610
3,339	MasTec, Inc.*	136,699
2,398	Matson, Inc.	57,840
1,414	McGrath RentCorp	45,771
5,477	Meritor, Inc.*	67,970
1,056	Middleby Corp. (The)*	313,167
631	Miller Industries, Inc.	11,390

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,592	Mine Safety Appliances Co.	$81,908
893	Mistras Group, Inc.*	19,682
2,155	Mobile Mini, Inc.*	96,997
2,547	Moog, Inc., Class A*	157,736
1,579	Mueller Industries, Inc.	98,656
8,873	Mueller Water Products, Inc., Class A	85,624
688	Multi-Color Corp.	23,303
1,179	MYR Group, Inc.*	27,435
272	National Presto Industries, Inc.	20,955
2,836	Navigant Consulting, Inc.*	49,431
1,164	NCI Building Systems, Inc.*	19,858
378	NL Industries, Inc.	4,245
963	NN, Inc.	18,576
415	Norcraft Cos., Inc.*	7,209
505	Nortek, Inc.*	36,557
531	Northwest Pipe Co.*	18,824
4,697	Odyssey Marine Exploration, Inc.*	10,286
153	Omega Flex, Inc.	3,420
2,571	On Assignment, Inc.*	88,442
3,370	Orbital Sciences Corp.*	95,775
1,532	Orion Marine Group, Inc.*	17,296
1,983	Pacer International, Inc.*	17,788
487	Park-Ohio Holdings Corp.*	25,636
376	Patrick Industries, Inc.*	15,863
368	Patriot Transportation Holding, Inc.*	13,119
9,103	Pendrell Corp.*	13,837
1,254	Performant Financial Corp.*	9,919
1,863	PGT, Inc.*	21,592
1,456	Pike Corp.*	15,113
886	Ply Gem Holdings, Inc.*	11,350
1,175	PMFG, Inc.*	7,684
2,621	Polypore International, Inc.*	90,713
519	Powell Industries, Inc.	35,359
121	Power Solutions International, Inc.*	8,966
1,214	PowerSecure International, Inc.*	27,594
145	Preformed Line Products Co.	9,004
1,985	Primoris Services Corp.	62,071
960	Proto Labs, Inc.*	74,784
1,404	Quad/Graphics, Inc.	31,407
1,183	Quality Distribution, Inc.*	15,166
2,084	Quanex Building Products Corp.	40,513
2,045	Raven Industries, Inc.	74,786
1,290	RBC Bearings, Inc.*	82,883
2,760	Republic Airways Holdings, Inc.*	26,441
2,291	Resources Connection, Inc.	31,387
1,667	Revolution Lighting Technologies, Inc.*	5,268
1,701	Rexnord Corp.*	51,013
1,048	Roadrunner Transportation Systems, Inc.*	24,638
1,819	RPX Corp.*	29,140
1,949	Rush Enterprises, Inc., Class A*	55,741
1,365	Saia, Inc.*	47,147
758	Schawk, Inc.	10,597
2,278	Simpson Manufacturing Co., Inc.	80,527
2,917	SkyWest, Inc.	37,046
864	SP Plus Corp.*	22,680
576	Sparton Corp.*	18,662
3,387	Spirit Airlines, Inc.*	191,298
714	Standex International Corp.	39,491
4,738	Steelcase, Inc., Class A	70,454
933	Sterling Construction Co., Inc.*	8,836
1,207	Sun Hydraulics Corp.	51,056
4,710	Swift Transportation Co.*	114,736
6,397	Swisher Hygiene, Inc.*	3,135
1,900	TAL International Group, Inc.	84,170
2,880	Taser International, Inc.*	55,382
1,156	Team, Inc.*	49,985
1,039	Tecumseh Products Co., Class A*	8,208
2,101	Teledyne Technologies, Inc.*	205,856
1,033	Tennant Co.	63,282
3,650	Tetra Tech, Inc.*	105,412
1,196	Textainer Group Holdings Ltd.	43,618
1,523	Thermon Group Holdings, Inc.*	36,994
3,007	Titan International, Inc.	57,013
965	Titan Machinery, Inc.*	15,266
908	TRC Cos., Inc.*	6,265
968	Trex Co., Inc.*	75,717
2,525	TriMas Corp.*	84,865
2,288	TrueBlue, Inc.*	65,162
2,085	Tutor Perini Corp.*	51,395
467	Twin Disc, Inc.	11,568
1,201	Ultrapetrol (Bahamas) Ltd.*	4,023
824	UniFirst Corp.	90,385
2,279	United Stationers, Inc.	97,154
1,116	Universal Forest Products, Inc.	62,195
303	Universal Truckload Services, Inc.	7,878
1,211	US Ecology, Inc.	43,511
4,307	USG Corp.*	152,166
5,098	UTi Worldwide, Inc.	50,164
1,143	Viad Corp.	27,489
993	Vicor Corp.*	10,695
233	VSE Corp.	11,254
3,849	Wabash National Corp.*	52,000
1,402	WageWorks, Inc.*	82,928
1,443	Watsco, Inc.	141,962
1,603	Watts Water Technologies, Inc., Class A	98,777
2,571	Werner Enterprises, Inc.	66,460
2,313	Wesco Aircraft Holdings, Inc.*	50,169
1,197	West Corp.	30,069
3,864	Woodward, Inc.	168,432
614	Xerium Technologies, Inc.*	9,671
2,906	XPO Logistics, Inc.*	91,365
1,800	YRC Worldwide, Inc.*	47,160
		13,608,737
	Information Technology — 7.8%

3,139	Accelrys, Inc.*	39,175
2,240	ACI Worldwide, Inc.*	134,467
2,658	Actuate Corp.*	15,097
4,154	Acxiom Corp.*	154,653
3,330	ADTRAN, Inc.	87,246
2,208	Advanced Energy Industries, Inc.*	60,587
1,835	Advent Software, Inc.	56,334
1,102	Aeroflex Holding Corp.*	8,805
800	Agilysys, Inc.*	11,616
646	Alliance Fiber Optic Products, Inc.	7,778
975	Alpha & Omega Semiconductor Ltd.*	7,108
1,040	Ambarella, Inc.*	34,788
1,350	American Software, Inc., Class A	14,121
3,941	Amkor Technology, Inc.*	23,331
4,626	ANADIGICS, Inc.*	8,419
2,373	Angie’s List, Inc.*	33,008
1,522	Anixter International, Inc.	162,778
4,109	Applied Micro Circuits Corp.*	47,089
234	Applied Optoelectronics, Inc.*	5,536
6,547	ARRIS Group, Inc.*	187,899

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
6,403	Aruba Networks, Inc.*	$131,326
5,266	Aspen Technology, Inc.*	247,239
1,795	ATMI, Inc.*	61,048
539	Audience, Inc.*	6,317
1,346	AVG Technologies N.V.*	25,211
3,442	Aviat Networks, Inc.*	6,712
6,088	Axcelis Technologies, Inc.*	13,576
806	Badger Meter, Inc.	44,265
2,598	Bankrate, Inc.*	52,298
236	Barracuda Networks, Inc.*	8,484
2,700	Bazaarvoice, Inc.*	18,252
555	Bel Fuse, Inc., Class B	10,545
2,473	Belden, Inc.	178,377
3,056	Benchmark Electronics, Inc.*	72,855
286	Benefitfocus, Inc.*	18,527
905	Black Box Corp.	24,073
2,566	Blackbaud, Inc.	80,367
645	Blackhawk Network Holdings, Inc.*	15,983
2,304	Blucora, Inc.*	44,329
2,124	Bottomline Technologies (de), Inc.*	75,806
1,579	Brightcove, Inc.*	15,316
1,578	BroadSoft, Inc.*	47,356
3,735	Brooks Automation, Inc.	38,732
1,387	Cabot Microelectronics Corp.*	61,264
1,295	CACI International, Inc., Class A*	102,085
1,969	CalAmp Corp.*	63,087
2,248	Calix, Inc.*	17,872
2,267	Callidus Software, Inc.*	27,952
682	Carbonite, Inc.*	6,929
581	Cass Information Systems, Inc.	30,212
2,884	Cavium, Inc.*	121,503
1,245	CEVA, Inc.*	22,510
356	ChannelAdvisor Corp.*	16,155
2,307	Checkpoint Systems, Inc.*	33,798
845	Chegg, Inc.*	5,323
4,193	CIBER, Inc.*	20,043
5,703	Ciena Corp.*	140,123
3,562	Cirrus Logic, Inc.*	68,568
4,884	Cognex Corp.*	183,931
1,369	Coherent, Inc.*	93,297
1,390	Cohu, Inc.	14,025
2,614	CommVault Systems, Inc.*	180,052
869	Computer Task Group, Inc.	14,121
2,005	comScore, Inc.*	63,398
947	Comtech Telecommunications Corp.	30,313
1,248	Comverse, Inc.*	43,193
1,725	Constant Contact, Inc.*	47,558
257	Control4 Corp.*	5,374
5,905	Convergys Corp.	120,875
3,753	Conversant, Inc.*	93,300
2,266	Cornerstone OnDemand, Inc.*	132,289
1,603	CoStar Group, Inc.*	322,267
415	Covisint Corp.*	4,461
2,229	Cray, Inc.*	77,324
1,903	CSG Systems International, Inc.	53,284
1,882	CTS Corp.	38,430
361	Cvent, Inc.*	14,180
450	Cyan, Inc.*	1,512
8,264	Cypress Semiconductor Corp.*	80,905
2,053	Daktronics, Inc.	29,091
1,075	Datalink Corp.*	15,706
2,445	Dealertrack Technologies, Inc.*	132,201
2,034	Demand Media, Inc.*	9,865
1,037	Demandware, Inc.*	77,889
2,145	Dice Holdings, Inc.*	15,787
1,454	Digi International, Inc.*	13,886
354	Digimarc Corp.	10,401
1,880	Digital River, Inc.*	33,408
2,017	Diodes, Inc.*	48,025
1,110	DSP Group, Inc.*	9,391
1,028	DTS, Inc.*	20,879
923	E2open, Inc.*	25,650
5,791	EarthLink Holdings Corp.	22,701
1,747	Ebix, Inc.	28,389
735	eGain Corp.*	6,159
1,054	Electro Rent Corp.	19,151
1,338	Electro Scientific Industries, Inc.	12,617
2,610	Electronics For Imaging, Inc.*	116,406
1,477	Ellie Mae, Inc.*	45,787
4,522	Emulex Corp.*	32,920
1,225	Endurance International Group Holdings, Inc.*	18,485
7,829	Entegris, Inc.*	94,339
5,035	Entropic Communications, Inc.*	22,053
1,271	Envestnet, Inc.*	53,179
1,230	EPAM Systems, Inc.*	51,574
1,767	EPIQ Systems, Inc.	25,056
213	ePlus, Inc.*	12,113
2,800	Euronet Worldwide, Inc.*	107,128
1,656	EVERTEC, Inc.	40,175
2,149	Exar Corp.*	24,606
1,834	ExlService Holdings, Inc.*	51,334
5,225	Extreme Networks, Inc.*	29,939
1,595	Fabrinet*	30,975
2,016	Fair Isaac Corp.	108,320
961	FARO Technologies, Inc.*	55,296
2,347	FEI Co.	240,920
5,251	Finisar Corp.*	124,449
977	FleetMatics Group PLC*	36,100
3,031	FormFactor, Inc.*	21,611
704	Forrester Research, Inc.	25,499
4,588	Fusion-io, Inc.*	50,330
438	Gigamon, Inc.*	13,823
3,721	Global Cash Access Holdings, Inc.*	31,256
1,580	Global Eagle Entertainment, Inc.*	27,776
3,606	Glu Mobile, Inc.*	18,138
620	Gogo, Inc.*	12,927
1,705	GSI Group, Inc.*	21,398
1,153	GSI Technology, Inc.*	7,852
7,541	GT Advanced Technologies, Inc.*	108,063
944	Guidance Software, Inc.*	10,299
2,741	Guidewire Software, Inc.*	146,945
1,458	Hackett Group, Inc. (The)	8,588
5,694	Harmonic, Inc.*	36,954
2,043	Heartland Payment Systems, Inc.	82,619
1,761	Higher One Holdings, Inc.*	14,088
1,772	Hittite Microwave Corp.	104,513
1,314	Hutchinson Technology, Inc.*	4,783
1,958	iGATE Corp.*	66,278
1,905	Imation Corp.*	12,192
1,568	Immersion Corp.*	18,738
1,134	Imperva, Inc.*	71,068
6,954	Infinera Corp.*	57,857
2,978	Infoblox, Inc.*	68,732
1,465	Inphi Corp.*	19,265
2,447	Insight Enterprises, Inc.*	56,232
7,408	Integrated Device Technology, Inc.*	87,340

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,693	Integrated Silicon Solution, Inc.*	$20,621
870	Interactive Intelligence Group, Inc.*	69,278
2,311	InterDigital, Inc.	70,485
968	Intermolecular, Inc.*	2,565
3,012	Internap Network Services Corp.*	22,951
3,902	International Rectifier Corp.*	105,159
7,149	Intersil Corp., Class A	90,935
2,158	IntraLinks Holdings, Inc.*	25,054
3,189	InvenSense, Inc.*	64,258
2,222	Itron, Inc.*	77,770
3,174	Ixia*	39,231
1,358	IXYS Corp.	14,965
2,581	j2 Global, Inc.	132,663
2,226	Jive Software, Inc.*	18,120
2,525	Kemet Corp.*	14,342
3,728	Kopin Corp.*	14,875
871	KVH Industries, Inc.*	11,262
6,496	Lattice Semiconductor Corp.*	49,175
3,000	Limelight Networks, Inc.*	6,480
3,271	Lionbridge Technologies, Inc.*	23,420
1,395	Liquidity Services, Inc.*	35,740
1,243	Littelfuse, Inc.	117,302
3,096	LivePerson, Inc.*	40,496
1,367	LogMeIn, Inc.*	57,209
2,674	LTX-Credence Corp.*	27,061
264	Luxoft Holding, Inc.*	9,881
595	M/A-COM Technology Solutions Holdings, Inc.*	10,091
4,375	Manhattan Associates, Inc.*	165,769
1,339	ManTech International Corp., Class A	39,193
1,273	Marchex, Inc., Class B	15,072
517	Marin Software, Inc.*	5,920
393	Marketo, Inc.*	16,113
313	Mavenir Systems, Inc.*	4,836
3,838	MAXIMUS, Inc.	183,418
1,366	MaxLinear, Inc., Class A*	12,772
1,638	Maxwell Technologies, Inc.*	16,740
866	Measurement Specialties, Inc.*	52,826
5,357	Mentor Graphics Corp.	115,925
1,818	Mercury Systems, Inc.*	20,180
150	Mesa Laboratories, Inc.	13,110
2,084	Methode Electronics, Inc.	70,648
2,615	Micrel, Inc.	27,301
5,220	Microsemi Corp.*	120,373
509	MicroStrategy, Inc., Class A*	65,727
1,985	Millennial Media, Inc.*	11,989
1,400	Mitek Systems, Inc.*	7,434
2,981	MKS Instruments, Inc.	89,609
458	Model N, Inc.*	5,033
2,080	ModusLink Global Solutions, Inc.*	9,506
1,204	MoneyGram International, Inc.*	22,912
2,065	Monolithic Power Systems, Inc.*	74,010
2,147	Monotype Imaging Holdings, Inc.	61,061
5,304	Monster Worldwide, Inc.*	42,273
2,642	MoSys, Inc.*	11,678
2,241	Move, Inc.*	28,931
887	MTS Systems Corp.	62,942
494	Multi-Fineline Electronix, Inc.*	7,198
1,298	Nanometrics, Inc.*	23,831
1,530	Neonode, Inc.*	11,047
1,133	NeoPhotonics Corp.*	9,347
127	Net Element International, Inc.*	467
2,167	NETGEAR, Inc.*	74,068
2,034	Netscout Systems, Inc.*	77,251
2,196	Newport Corp.*	45,457
3,646	NIC, Inc.	70,878
784	Numerex Corp., Class A*	11,635
275	NVE Corp.*	15,518
3,034	OmniVision Technologies, Inc.*	52,397
1,280	OpenTable, Inc.*	102,003
1,068	Oplink Communications, Inc.*	18,711
1,121	OSI Systems, Inc.*	68,908
1,169	Park Electrochemical Corp.	33,305
4,973	Parkervision, Inc.*	24,865
524	PC Connection, Inc.	10,611
1,037	PC-Tel, Inc.	9,022
1,414	PDF Solutions, Inc.*	28,831
978	Pegasystems, Inc.	40,714
1,486	Peregrine Semiconductor Corp.*	9,926
1,881	Perficient, Inc.*	38,391
1,291	Pericom Semiconductor Corp.*	10,444
3,415	Photronics, Inc.*	29,710
2,390	Planet Payment, Inc.*	8,150
2,431	Plantronics, Inc.	107,888
1,917	Plexus Corp.*	78,885
2,560	PLX Technology, Inc.*	15,258
11,464	PMC-Sierra, Inc.*	84,146
1,629	Power Integrations, Inc.	96,323
1,620	PRGX Global, Inc.*	9,785
1,154	Procera Networks, Inc.*	12,729
2,919	Progress Software Corp.*	72,800
1,290	Proofpoint, Inc.*	53,470
1,264	PROS Holdings, Inc.*	43,545
6,720	PTC, Inc.*	264,163
332	QAD, Inc., Class A	6,271
4,892	Qlik Technologies, Inc.*	149,206
5,004	QLogic Corp.*	57,146
838	Qualys, Inc.*	22,718
11,929	Quantum Corp.*	13,957
1,760	QuinStreet, Inc.*	11,598
1,309	Radisys Corp.*	5,432
388	Rally Software Development Corp.*	7,717
6,276	Rambus, Inc.*	57,865
2,273	RealD, Inc.*	25,117
1,262	RealNetworks, Inc.*	9,478
2,614	RealPage, Inc.*	46,268
468	Reis, Inc.*	8,256
15,806	RF Micro Devices, Inc.*	111,906
641	Richardson Electronics Ltd.	7,045
1	Riverbed Technology, Inc.*	22
298	Rocket Fuel, Inc.*	16,706
1,589	Rofin-Sinar Technologies, Inc.*	37,294
960	Rogers Corp.*	62,112
651	Rosetta Stone, Inc.*	7,519
1,191	Rubicon Technology, Inc.*	15,376
2,597	Ruckus Wireless, Inc.*	36,358
1,836	Rudolph Technologies, Inc.*	21,059
4,651	Sanmina Corp.*	78,881
1,100	Sapiens International Corp. N.V.*	8,349
6,201	Sapient Corp.*	107,959
1,567	ScanSource, Inc.*	61,520
1,279	SciQuest, Inc.*	37,756
1,842	Seachange International, Inc.*	19,433
3,786	Semtech Corp.*	94,461
3,431	ServiceSource International, Inc.*	31,291
3,306	ShoreTel, Inc.*	29,060
419	Shutterstock, Inc.*	41,640
1,720	Sigma Designs, Inc.*	8,428

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,902	Silicon Graphics International Corp.*	$23,414
4,339	Silicon Image, Inc.*	26,251
334	Silver Spring Networks, Inc.*	5,878
11,301	Sonus Networks, Inc.*	42,153
2,656	Spansion, Inc., Class A*	43,319
986	Spark Networks, Inc.*	5,936
2,530	Speed Commerce, Inc.*	9,918
901	SPS Commerce, Inc.*	61,088
3,273	SS&C Technologies Holdings, Inc.*	126,600
734	Stamps.com, Inc.*	25,822
14,975	SunEdison, Inc.*	274,941
2,316	SunPower Corp.*	76,729
1,790	Super Micro Computer, Inc.*	36,140
555	Supertex, Inc.*	18,276
2,965	Support.com, Inc.*	7,442
2,205	Sykes Enterprises, Inc.*	43,394
1,825	Synaptics, Inc.*	118,698
1,639	Synchronoss Technologies, Inc.*	56,349
1,483	SYNNEX Corp.*	88,209
866	Syntel, Inc.*	81,716
4,550	Take-Two Interactive Software, Inc.*	89,953
1,739	Tangoe, Inc.*	33,076
657	TechTarget, Inc.*	4,553
2,675	TeleCommunication Systems, Inc., Class A*	5,805
997	Telenav, Inc.*	5,992
1,119	TeleTech Holdings, Inc.*	26,946
308	Tessco Technologies, Inc.	11,729
2,964	Tessera Technologies, Inc.	64,378
311	Textura Corp.*	8,369
7,113	TiVo, Inc.*	96,025
445	Travelzoo, Inc.*	10,511
420	Tremor Video, Inc.*	1,823
9,175	TriQuint Semiconductor, Inc.*	112,302
1,558	Trulia, Inc.*	46,678
2,976	TTM Technologies, Inc.*	24,998
1,771	Tyler Technologies, Inc.*	166,084
707	Ubiquiti Networks, Inc.*	34,933
1,555	Ultimate Software Group, Inc. (The)*	258,130
1,342	Ultra Clean Holdings, Inc.*	17,661
1,557	Ultratech, Inc.*	40,825
568	Uni-Pixel, Inc.*	5,600
2,480	Unisys Corp.*	84,866
741	United Online, Inc.	8,307
2,261	Universal Display Corp.*	78,095
5,554	Unwired Planet, Inc.*	8,220
1,625	VASCO Data Security International, Inc.*	12,967
2,201	Veeco Instruments, Inc.*	87,050
2,959	Verint Systems, Inc.*	138,511
2,224	ViaSat, Inc.*	148,363
205	Viasystems Group, Inc.*	2,657
1,046	Violin Memory, Inc.*	4,550
2,370	VirnetX Holding Corp.*	46,215
1,279	Virtusa Corp.*	46,517
695	Vishay Precision Group, Inc.*	11,905
1,835	Vistaprint N.V.*	90,319
1,056	Vocus, Inc.*	14,098
3,769	Vringo, Inc.*	15,264
2,355	Web.com Group, Inc.*	85,840
1,596	WebMD Health Corp.*	70,878
2,498	Westell Technologies, Inc., Class A*	10,317
2,181	WEX, Inc.*	211,164
467	Wix.com Ltd.*	14,430
1,505	XO Group, Inc.*	17,970
458	Xoom Corp.*	12,838
1,823	Yelp, Inc.*	172,128
296	YuMe, Inc.*	1,891
1,311	Zillow, Inc., Class A*	109,600
3,477	Zix Corp.*	15,716
935	Zygo Corp.*	14,128
		16,990,875
	Materials — 2.1%

1,655	A. Schulman, Inc.	57,511
985	A.M. Castle & Co.*	14,401
603	Advanced Emissions Solutions, Inc.*	32,502
245	AEP Industries, Inc.*	10,442
7,658	AK Steel Holding Corp.*	47,556
5,838	Allied Nevada Gold Corp.*	30,533
1,564	AMCOL International Corp.	69,410
1,609	American Vanguard Corp.	35,800
1,117	Arabian American Development Co.*	13,672
3,922	Axiall Corp.	158,723
1,668	Balchem Corp.	84,251
3,111	Berry Plastics Group, Inc.*	75,691
692	Boise Cascade Co.*	20,476
3,042	Calgon Carbon Corp.*	61,235
2,890	Century Aluminum Co.*	34,218
361	Chase Corp.	10,884
5,523	Chemtura Corp.*	136,694
1,184	Clearwater Paper Corp.*	75,598
5,704	Coeur Mining, Inc.*	62,744
6,568	Commercial Metals Co.	127,091
625	Deltic Timber Corp.	39,337
4,071	Ferro Corp.*	53,411
2,681	Flotek Industries, Inc.*	68,231
1,222	FutureFuel Corp.	21,202
3,226	General Moly, Inc.*	3,839
3,624	Globe Specialty Metals, Inc.	72,009
1,862	Gold Resource Corp.	9,589
11,024	Graphic Packaging Holding Co.*	112,886
449	GSE Holding, Inc.*	274
2,827	H.B. Fuller Co.	137,053
307	Handy & Harman Ltd.*	5,612
529	Hawkins, Inc.	18,848
693	Haynes International, Inc.	34,324
4,107	Headwaters, Inc.*	54,746
18,702	Hecla Mining Co.	63,213
2,836	Horsehead Holding Corp.*	50,396
1,232	Innophos Holdings, Inc.	67,661
1,320	Innospec, Inc.	57,433
3,076	Intrepid Potash, Inc.*	45,556
1,063	Kaiser Aluminum Corp.	75,037
4,588	KapStone Paper and Packaging Corp.*	145,853
458	KMG Chemicals, Inc.	6,797
1,165	Koppers Holdings, Inc.	46,064
1,827	Kraton Performance Polymers, Inc.*	50,681
1,456	Landec Corp.*	14,837
7,832	Louisiana-Pacific Corp.*	147,163
1,074	LSB Industries, Inc.*	35,109
307	Marrone Bio Innovations, Inc.*	4,461

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,153	Materion Corp.	$34,117
6,306	Midway Gold Corp.*	7,567
1,960	Minerals Technologies, Inc.	104,860
8,363	Molycorp, Inc.*	43,655
1,584	Myers Industries, Inc.	34,056
899	Neenah Paper, Inc.	45,139
1,895	Noranda Aluminum Holding Corp.	8,167
4,512	Olin Corp.	118,169
510	Olympic Steel, Inc.	14,030
1,798	OM Group, Inc.	56,817
2,645	OMNOVA Solutions, Inc.*	25,207
2,410	P. H. Glatfelter Co.	73,143
7,748	Paramount Gold and Silver Corp.*	10,460
538	Penford Corp.*	7,182
5,582	PolyOne Corp.	209,325
740	Quaker Chemical Corp.	57,187
3,923	Resolute Forest Products, Inc.*	80,382
1,759	RTI International Metals, Inc.*	47,792
1,447	Schnitzer Steel Industries, Inc., Class A	36,710
1,762	Schweitzer-Mauduit International, Inc.	84,805
2,813	Sensient Technologies Corp.	147,486
1,060	Stepan Co.	64,448
6,638	Stillwater Mining Co.*	89,879
3,934	SunCoke Energy, Inc.*	87,650
886	Taminco Corp.*	20,130
1,223	Texas Industries, Inc.*	103,833
1,383	Tredegar Corp.	34,451
1,206	U.S. Silica Holdings, Inc.	39,557
315	UFP Technologies, Inc.*	8,061
111	United States Lime & Minerals, Inc.	6,283
390	Universal Stainless & Alloy Products, Inc.*	12,882
795	US Concrete, Inc.*	21,640
3,516	Walter Energy, Inc.	37,938
2,774	Wausau Paper Corp.	36,755
2,971	Worthington Industries, Inc.	118,424
1,271	Zep, Inc.	22,370
		4,551,611
	Telecommunication Services — 0.3%

4,919	8x8, Inc.*	52,043
517	Atlantic Tele-Network, Inc.	33,884
1,044	Boingo Wireless, Inc.*	6,066
1,507	Cbeyond, Inc.*	10,323
11,683	Cincinnati Bell, Inc.*	39,138
2,655	Cogent Communications Group, Inc.	101,793
2,253	Consolidated Communications Holdings, Inc.	42,942
1,167	FairPoint Communications, Inc.*	15,498
1,768	General Communication, Inc., Class A*	18,405
579	Hawaiian Telcom Holdco, Inc.*	16,675
762	HickoryTech Corp.	10,386
866	IDT Corp., Class B	15,545
3,001	inContact, Inc.*	27,069
1,828	Inteliquent, Inc.	25,519
3,609	Iridium Communications, Inc.*	23,531
3,034	Leap Wireless International, Inc.*	53,156
866	Lumos Networks Corp.	12,574
1,044	magicJack VocalTec Ltd.*	19,763
9,668	NII Holdings, Inc.*	11,118
860	NTELOS Holdings Corp.	12,023
2,336	ORBCOMM, Inc.*	18,244
2,703	Premiere Global Services, Inc.*	30,571
484	RingCentral, Inc., Class A*	10,478
1,349	Shenandoah Telecommunications Co.	35,654
433	Straight Path Communications, Inc., Class B*	3,533
3,733	Towerstream Corp.*	9,855
1,216	USA Mobility, Inc.	17,571
8,730	Vonage Holdings Corp.*	40,245
		713,602
	Utilities — 1.3%

2,245	ALLETE, Inc.	113,395
2,166	American States Water Co.	65,045
426	Artesian Resources Corp., Class A	9,270
6,733	Atlantic Power Corp.	17,506
3,365	Avista Corp.	99,604
2,497	Black Hills Corp.	141,605
2,682	California Water Service Group	63,054
539	Chesapeake Utilities Corp.	31,930
3,397	Cleco Corp.	167,914
607	Connecticut Water Service, Inc.	19,934
824	Consolidated Water Co., Ltd.	10,333
385	Delta Natural Gas Co., Inc.	7,916
5,621	Dynegy, Inc.*	131,475
2,260	El Paso Electric Co.	79,665
2,397	Empire District Electric Co. (The)	56,905
724	Genie Energy Ltd., Class B*	8,297
2,822	IDACORP, Inc.	158,568
1,836	Laclede Group, Inc. (The)	84,181
1,946	MGE Energy, Inc.	75,077
888	Middlesex Water Co.	17,946
2,349	New Jersey Resources Corp.	105,729
1,516	Northwest Natural Gas Co.	64,991
2,128	NorthWestern Corp.	97,760
1,266	NRG Yield, Inc., Class A	48,336
992	Ormat Technologies, Inc.	27,528
2,039	Otter Tail Corp.	61,619
1,033	Pattern Energy Group, Inc.	28,304
4,242	Piedmont Natural Gas Co., Inc.	143,464
4,476	PNM Resources, Inc.	117,047
4,253	Portland General Electric Co.	135,245
966	Pure Cycle Corp.*	6,047
869	SJW Corp.	25,714
1,797	South Jersey Industries, Inc.	102,752
2,603	Southwest Gas Corp.	140,614
3,173	UIL Holdings Corp.	122,859
777	Unitil Corp.	24,460
2,328	UNS Energy Corp.	140,867
2,905	WGL Holdings, Inc.	116,752
726	York Water Co.	14,643
		2,884,351
	Total Common Stocks
	(Cost $91,525,064)	95,058,178

	Investment Companies (a) — 0.0%‡
	Financials — 0.0%‡

510	Firsthand Technology Value Fund, Inc.	12,184
678	Stellus Capital Investment Corp.	9,939
		22,123
	Total Investment Companies
	(Cost $21,776)	22,123

See accompanying notes to schedules of portfolio investments.

No. of Rights		Value
Rights — 0.0%‡
363	Omthera Pharmaceuticals, Inc., at $4.70*^	$—
Total Rights
	(Cost $—)	—

No. of Warrants
	Warrants — 0.0%‡
999	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	—
3	Tejon Ranch Co., expiring 08/31/16 at $40.00*	13
	Total Warrants
	(Cost $—)	13

Principal Amount
	U.S. Government & Agency Security (a) — 4.4%
	Federal Home Loan Bank
$9,576,095	0.00%, due 03/03/14	9,576,095
	Total U.S. Government & Agency Security (Cost $9,576,095)	9,576,095

	Repurchase Agreements (a)(b) — 39.2%
84,961,833	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $84,962,159	84,961,833
	Total Repurchase Agreements (Cost $84,961,833)	84,961,833

	Total Investment Securities (Cost $186,084,768) — 87.4%	189,618,242
	Other assets less liabilities — 12.6%	27,245,815
	Net Assets — 100.0%	$216,864,057

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 28, 2014, the value of these securities amounted to $752 or 0.00% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $10,122,752.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,071,090
Aggregate gross unrealized depreciation	(2,987,261)
Net unrealized appreciation	$3,083,829
Federal income tax cost of investments	$186,534,413

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	340	03/21/14	$40,174,400	$2,098,201

Cash collateral in the amount of $2,005,000 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Russell2000 had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the Russell 2000® Index	(0.02)%	11/06/15	$88,353,269	$2,143,897

Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	(0.08)%	02/06/15	143,922,639	5,103,592

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(0.09)%	11/06/15	4,089,530	268,731

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(0.08)%	11/06/15	3,504,608	216,785

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	0.22%	11/06/14	9,837,106	144,772

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Index	(0.19)%	11/06/15	124,291,917	5,367,629

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	0.16%	11/06/15	34,839,286	2,411,388

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	0.01%	01/06/15	25,169,516	1,165,678

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 ETF	(0.28)%	11/06/15	517,447	510,082

Swap Agreement with Goldman Sachs International, based on the iShares® Russell 2000 ETF	0.02%	11/06/14	78,058,014	4,537,592

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 ETF	(0.24)%	11/06/15	2,680,551	126,666

				$21,996,812

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Value

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 57.6%
	Consumer Discretionary — 3.9%

37	Aaron’s, Inc.	$1,137
40	Abercrombie & Fitch Co., Class A	1,585
17	Allison Transmission Holdings, Inc.	506
39	American Eagle Outfitters, Inc.	567
56	Apollo Education Group, Inc.*	1,867
63	Ascena Retail Group, Inc.*	1,152
115	Best Buy Co., Inc.	3,062
24	Big Lots, Inc.*	709
239	Carnival Corp.	9,479
29	CBS Corp. (Non-Voting), Class B	1,945
6	Chico’s FAS, Inc.	99
15	Choice Hotels International, Inc.	732
114	Comcast Corp., Class A	5,893
35	CST Brands, Inc.	1,139
161	D.R. Horton, Inc.	3,954
26	Darden Restaurants, Inc.	1,328
11	Deckers Outdoor Corp.*	818
36	DeVry Education Group, Inc.	1,512
5	Dillard’s, Inc., Class A	463
42	DreamWorks Animation SKG, Inc., Class A*	1,256
4	DSW, Inc., Class A	154
76	Foot Locker, Inc.	3,170
1,434	Ford Motor Co.	22,069
68	GameStop Corp., Class A	2,537
131	Gannett Co., Inc.	3,897
70	Garmin Ltd.	3,756
711	General Motors Co.*	25,738
35	Gentex Corp.	1,098
5	Genuine Parts Co.	440
2	Graham Holdings Co., Class B	1,437
34	Guess?, Inc.	1,032
39	Harman International Industries, Inc.	4,084
10	Hasbro, Inc.	552
26	Hyatt Hotels Corp., Class A*	1,356
134	Interpublic Group of Cos., Inc. (The)	2,374
136	J.C. Penney Co., Inc.*	990
26	John Wiley & Sons, Inc., Class A	1,509
392	Johnson Controls, Inc.	19,365
127	Kohl’s Corp.	7,136
41	Lear Corp.	3,329
82	Leggett & Platt, Inc.	2,628
95	Lennar Corp., Class A	4,169
34	Liberty Global PLC, Class A*	2,943
279	Liberty Interactive Corp., Class A*	8,147
55	Liberty Media Corp., Class A*	7,544
49	Macy’s, Inc.	2,835
16	Marriott International, Inc., Class A	868
213	MGM Resorts International*	5,868
35	Mohawk Industries, Inc.*	4,954
27	Murphy USA, Inc.*	1,095
69	Newell Rubbermaid, Inc.	2,216
75	News Corp., Class A*	1,375
1	Norwegian Cruise Line Holdings Ltd.*	34
39	Penn National Gaming, Inc.*	501
5	PVH Corp.	632
37	Regal Entertainment Group, Class A	681
93	Royal Caribbean Cruises Ltd.	4,923
25	Sears Holdings Corp.*	1,119
27	Service Corp. International	505
42	Signet Jewelers Ltd.	4,013
932	Sirius XM Holdings, Inc.*	3,365
380	Staples, Inc.	5,164
64	Starwood Hotels & Resorts Worldwide, Inc.	5,277
7	Starz, Class A*	224
79	Target Corp.	4,941
2	Taylor Morrison Home Corp., Class A*	50
214	Thomson Reuters Corp.	7,349
533	Time Warner, Inc.	35,780
97	Toll Brothers, Inc.*	3,784
62	TRW Automotive Holdings Corp.*	5,104
299	Twenty-First Century Fox, Inc., Class A	10,028
802	Walt Disney Co. (The)	64,810
7	Weight Watchers International, Inc.	149
162	Wendy’s Co. (The)	1,552
42	Whirlpool Corp.	6,074
3	zulily, Inc., Class A*	205
		356,132
	Consumer Staples — 3.4%

348	Archer-Daniels-Midland Co.	14,129
92	Beam, Inc.	7,632
84	Bunge Ltd.	6,687
34	Campbell Soup Co.	1,473
12	Clorox Co. (The)	1,047
18	ConAgra Foods, Inc.	511
5	Constellation Brands, Inc., Class A*	405
11	Coty, Inc., Class A	163
620	CVS Caremark Corp.	45,347
53	Dean Foods Co.*	784
36	Energizer Holdings, Inc.	3,504
39	Ingredion, Inc.	2,568
53	J.M. Smucker Co. (The)	5,301
12	Kellogg Co.	728
36	Kimberly-Clark Corp.	3,973
80	Molson Coors Brewing Co., Class B	4,546
1,021	Mondelez International, Inc., Class A	34,745
8	Pinnacle Foods, Inc.	227
1,568	Procter & Gamble Co. (The)	123,339
44	Reynolds American, Inc.	2,237
127	Safeway, Inc.	4,756
3	Sprouts Farmers Market, Inc.*	117
222	Sysco Corp.	7,996
160	Tyson Foods, Inc., Class A	6,312
134	Walgreen Co.	9,105
311	Wal-Mart Stores, Inc.	23,232
		310,864
	Energy — 8.3%

271	Anadarko Petroleum Corp.	22,807
12	Antero Resources Corp.*	724
224	Apache Corp.	17,761
27	Atwood Oceanics, Inc.*	1,280
237	Baker Hughes, Inc.	14,997
47	Cameron International Corp.*	3,011
332	Chesapeake Energy Corp.	8,602
1,109	Chevron Corp.	127,901
49	Cimarex Energy Co.	5,670
13	Cobalt International Energy, Inc.*	251
700	ConocoPhillips	46,550
131	CONSOL Energy, Inc.	5,253
214	Denbury Resources, Inc.	3,501
232	Devon Energy Corp.	14,945
39	Diamond Offshore Drilling, Inc.	1,845
41	Energen Corp.	3,298
10	EOG Resources, Inc.	1,894
7	EQT Corp.	716
2,544	Exxon Mobil Corp.	244,911
11	Frank’s International N.V.	260
25	Golar LNG Ltd.	915
9	Gulfport Energy Corp.*	595
54	Helmerich & Payne, Inc.	5,332
176	Hess Corp.	14,085
116	HollyFrontier Corp.	5,286

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
32	Kinder Morgan, Inc.	$1,019
3	Laredo Petroleum, Inc.*	78
406	Marathon Oil Corp.	13,601
172	Marathon Petroleum Corp.	14,448
135	McDermott International, Inc.*	1,125
109	Murphy Oil Corp.	6,471
169	Nabors Industries Ltd.	3,890
244	National Oilwell Varco, Inc.	18,798
78	Newfield Exploration Co.*	2,199
179	Noble Energy, Inc.	12,308
461	Occidental Petroleum Corp.	44,496
31	Oil States International, Inc.*	2,943
84	Patterson-UTI Energy, Inc.	2,445
13	PBF Energy, Inc., Class A	328
154	Peabody Energy Corp.	2,704
336	Phillips 66	25,153
20	Pioneer Natural Resources Co.	4,024
92	QEP Resources, Inc.	2,662
71	Rowan Cos. PLC, Class A*	2,369
7	RPC, Inc.	129
283	SandRidge Energy, Inc.*	1,825
383	Spectra Energy Corp.	14,278
91	Superior Energy Services, Inc.	2,693
22	Teekay Corp.	1,314
78	Tesoro Corp.	3,979
28	Tidewater, Inc.	1,364
88	Ultra Petroleum Corp.*	2,214
28	Unit Corp.*	1,719
312	Valero Energy Corp.	14,970
62	Whiting Petroleum Corp.*	4,260
176	Williams Cos., Inc. (The)	7,269
34	World Fuel Services Corp.	1,531
115	WPX Energy, Inc.*	2,026
		773,022
	Financials — 16.6%

195	ACE Ltd.	19,085
267	Aflac, Inc.	17,109
41	Alexandria Real Estate Equities, Inc. (REIT)	2,970
10	Alleghany Corp.*	3,855
13	Allied World Assurance Co. Holdings AG	1,296
268	Allstate Corp. (The)	14,542
60	American Campus Communities, Inc. (REIT)	2,216
204	American Capital Agency Corp. (REIT)	4,547
162	American Capital Ltd.*	2,521
38	American Financial Group, Inc./OH	2,172
23	American Homes 4 Rent, Class A (REIT)	377
845	American International Group, Inc.	42,056
4	American National Insurance Co.	454
79	Ameriprise Financial, Inc.	8,610
542	Annaly Capital Management, Inc. (REIT)	6,060
41	Aon PLC	3,510
38	Apartment Investment & Management Co., Class A (REIT)	1,136
71	Arch Capital Group Ltd.*	3,985
169	Ares Capital Corp.	3,047
4	Artisan Partners Asset Management, Inc., Class A	253
38	Aspen Insurance Holdings Ltd.	1,427
96	Associated Banc-Corp	1,602
42	Assurant, Inc.	2,756
96	Assured Guaranty Ltd.	2,357
74	AvalonBay Communities, Inc. (REIT)	9,544
48	Axis Capital Holdings Ltd.	2,111
6,169	Bank of America Corp.	101,974
26	Bank of Hawaii Corp.	1,520
664	Bank of New York Mellon Corp. (The)	21,248
37	BankUnited, Inc.	1,239
402	BB&T Corp.	15,196
1,030	Berkshire Hathaway, Inc., Class B*	119,253
107	BioMed Realty Trust, Inc. (REIT)	2,213
48	BlackRock, Inc.	14,632
15	BOK Financial Corp.	971
79	Boston Properties, Inc. (REIT)	8,882
90	Brandywine Realty Trust (REIT)	1,319
44	BRE Properties, Inc. (REIT)	2,718
22	Brixmor Property Group, Inc. (REIT)	486
37	Brown & Brown, Inc.	1,114
49	Camden Property Trust (REIT)	3,268
334	Capital One Financial Corp.	24,526
112	CapitalSource, Inc.	1,646
63	CBL & Associates Properties, Inc. (REIT)	1,121
543	Charles Schwab Corp. (The)	14,395
588	Chimera Investment Corp. (REIT)	1,876
127	Chubb Corp. (The)	11,110
94	Cincinnati Financial Corp.	4,407
115	CIT Group, Inc.	5,598
1,741	Citigroup, Inc.	84,665
27	City National Corp./CA	2,020
181	CME Group, Inc.	13,361
15	CNA Financial Corp.	622
107	Comerica, Inc.	5,155
46	Commerce Bancshares, Inc./MO	2,054
68	CommonWealth REIT (REIT)	1,846
49	Corporate Office Properties Trust (REIT)	1,307
24	Corrections Corp. of America (REIT)	800
30	Cullen/Frost Bankers, Inc.	2,239
170	DDR Corp. (REIT)	2,825
16	Digital Realty Trust, Inc. (REIT)	867
281	Discover Financial Services	16,124
82	Douglas Emmett, Inc. (REIT)	2,208
184	Duke Realty Corp. (REIT)	3,091
164	E*TRADE Financial Corp.*	3,685
81	East West Bancorp, Inc.	2,891
16	Endurance Specialty Holdings Ltd.	834
13	Equity Lifestyle Properties, Inc. (REIT)	523
206	Equity Residential (REIT)	12,045
22	Essex Property Trust, Inc. (REIT)	3,680
29	Everest Re Group Ltd.	4,328
58	Extra Space Storage, Inc. (REIT)	2,848
13	Federal Realty Investment Trust (REIT)	1,447
14	Federated Investors, Inc., Class B	384
145	Fidelity National Financial, Inc., Class A	4,794
500	Fifth Third Bancorp	10,848
4	First Citizens BancShares, Inc., Class A	898
138	First Horizon National Corp.	1,652
203	First Niagara Financial Group, Inc.	1,841
67	First Republic Bank/CA	3,482
90	Forest City Enterprises, Inc., Class A*	1,753
112	Fulton Financial Corp.	1,379
56	Gaming and Leisure Properties, Inc. (REIT)	2,147
321	General Growth Properties, Inc. (REIT)	7,068
282	Genworth Financial, Inc., Class A*	4,382
262	Goldman Sachs Group, Inc. (The)	43,610
18	Hanover Insurance Group, Inc. (The)	1,059

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
261	Hartford Financial Services Group, Inc. (The)	$9,185
57	Hatteras Financial Corp. (REIT)	1,124
57	HCC Insurance Holdings, Inc.	2,502
260	HCP, Inc. (REIT)	10,080
163	Health Care REIT, Inc. (REIT)	9,575
64	Healthcare Trust of America, Inc., Class A (REIT)	719
33	Home Properties, Inc. (REIT)	1,945
86	Hospitality Properties Trust (REIT)	2,279
426	Host Hotels & Resorts, Inc. (REIT)	8,379
23	Howard Hughes Corp. (The)*	3,175
302	Hudson City Bancorp, Inc.	2,869
480	Huntington Bancshares, Inc./OH	4,574
43	ING US, Inc.	1,542
27	Interactive Brokers Group, Inc., Class A	600
24	IntercontinentalExchange Group, Inc.	5,012
254	Invesco Ltd.	8,712
25	Jones Lang LaSalle, Inc.	3,080
2,163	JPMorgan Chase & Co.	122,902
27	Kemper Corp.	1,047
527	KeyCorp	6,941
47	Kilroy Realty Corp. (REIT)	2,703
234	Kimco Realty Corp. (REIT)	5,209
64	Legg Mason, Inc.	2,941
146	Leucadia National Corp.	4,079
74	Liberty Property Trust (REIT)	2,831
154	Lincoln National Corp.	7,720
162	Loews Corp.	7,044
7	LPL Financial Holdings, Inc.	376
74	M&T Bank Corp.	8,628
79	Macerich Co. (The) (REIT)	4,750
50	Mack-Cali Realty Corp. (REIT)	1,113
8	Markel Corp.*	4,624
105	Marsh & McLennan Cos., Inc.	5,057
81	MBIA, Inc.*	1,098
83	McGraw Hill Financial, Inc.	6,612
15	Mercury General Corp.	680
512	MetLife, Inc.	25,943
207	MFA Financial, Inc. (REIT)	1,627
43	Mid-America Apartment Communities, Inc. (REIT)	2,909
871	Morgan Stanley	26,827
40	MSCI, Inc.*	1,748
64	NASDAQ OMX Group, Inc. (The)	2,457
68	National Retail Properties, Inc. (REIT)	2,441
252	New York Community Bancorp, Inc.	4,027
137	Northern Trust Corp.	8,473
149	Old Republic International Corp.	2,318
31	PartnerRe Ltd.	3,065
177	People’s United Financial, Inc.	2,508
90	Piedmont Office Realty Trust, Inc., Class A (REIT)	1,555
303	PNC Financial Services Group, Inc. (The)	24,779
59	Popular, Inc.*	1,687
31	Post Properties, Inc. (REIT)	1,504
168	Principal Financial Group, Inc.	7,619
35	ProAssurance Corp.	1,591
68	Progressive Corp. (The)	1,665
285	Prologis, Inc. (REIT)	11,739
45	Protective Life Corp.	2,346
164	Prudential Financial, Inc.	13,871
6	Public Storage (REIT)	1,014
70	Raymond James Financial, Inc.	3,695
7	Realogy Holdings Corp.*	332
118	Realty Income Corp. (REIT)	5,242
30	Regency Centers Corp. (REIT)	1,523
809	Regions Financial Corp.	8,608
41	Reinsurance Group of America, Inc.	3,157
24	RenaissanceRe Holdings Ltd.	2,292
77	Retail Properties of America, Inc., Class A (REIT)	1,073
4	SEI Investments Co.	134
100	Senior Housing Properties Trust (REIT)	2,230
24	Signature Bank/NY*	3,142
45	Simon Property Group, Inc. (REIT)	7,258
52	SL Green Realty Corp. (REIT)	5,165
254	SLM Corp.	6,081
171	Spirit Realty Capital, Inc. (REIT)	1,867
36	St. Joe Co. (The)*	696
25	StanCorp Financial Group, Inc.	1,655
112	Starwood Property Trust, Inc. (REIT)	2,690
22	Starwood Waypoint Residential Trust (REIT)*	596
247	State Street Corp.	16,221
309	SunTrust Banks, Inc.	11,643
26	SVB Financial Group*	3,274
560	Synovus Financial Corp.	1,949
30	Taubman Centers, Inc. (REIT)	2,114
94	TCF Financial Corp.	1,515
133	TD Ameritrade Holding Corp.	4,446
45	TFS Financial Corp.*	532
53	Torchmark Corp.	4,108
148	Travelers Cos., Inc. (The)	12,408
209	Two Harbors Investment Corp. (REIT)	2,169
1,058	U.S. Bancorp/MN	43,526
143	UDR, Inc. (REIT)	3,691
153	Unum Group	5,321
49	Validus Holdings Ltd.	1,804
114	Valley National Bancorp	1,149
92	Ventas, Inc. (REIT)	5,744
86	Vornado Realty Trust (REIT)	8,281
62	W. R. Berkley Corp.	2,557
60	Washington Federal, Inc.	1,345
70	Weingarten Realty Investors (REIT)	2,135
2,763	Wells Fargo & Co.	128,258
4	White Mountains Insurance Group Ltd.	2,318
33	WP Carey, Inc. (REIT)	2,096
167	XL Group PLC	5,077
105	Zions Bancorp.	3,276
		1,536,885
	Health Care — 7.8%

892	Abbott Laboratories	35,484
159	Aetna, Inc.	11,561
175	Agilent Technologies, Inc.	9,963
47	Alere, Inc.*	1,727
102	Allscripts Healthcare Solutions, Inc.*	1,894
12	Bio-Rad Laboratories, Inc., Class A*	1,557
772	Boston Scientific Corp.*	10,113
131	Bristol-Myers Squibb Co.	7,044
196	Cardinal Health, Inc.	14,020
119	CareFusion Corp.*	4,823
15	Charles River Laboratories International, Inc.*	891
154	Cigna Corp.	12,257
50	Community Health Systems, Inc.*	2,076
7	Cooper Cos., Inc. (The)	897
269	Covidien PLC	19,355
59	DENTSPLY International, Inc.	2,677
443	Eli Lilly & Co.	26,407
10	Envision Healthcare Holdings, Inc.*	337
56	Express Scripts Holding Co.*	4,217
153	Forest Laboratories, Inc.*	14,928
142	HCA Holdings, Inc.*	7,270
45	Health Net, Inc.*	1,532

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
34	Hill-Rom Holdings, Inc.	$1,286
109	Hologic, Inc.*	2,374
95	Hospira, Inc.*	4,112
90	Humana, Inc.	10,121
1,400	Johnson & Johnson	128,968
27	LifePoint Hospitals, Inc.*	1,465
34	Mallinckrodt PLC*	2,301
20	MEDNAX, Inc.*	1,216
581	Medtronic, Inc.	34,430
1,728	Merck & Co., Inc.	98,479
60	Omnicare, Inc.	3,534
5	Patterson Cos., Inc.	206
64	PerkinElmer, Inc.	2,900
3,827	Pfizer, Inc.	122,885
7	Premier, Inc., Class A*	234
134	QIAGEN N.V.*	2,982
78	Quest Diagnostics, Inc.	4,134
9	Quintiles Transnational Holdings, Inc.*	487
59	St. Jude Medical, Inc.	3,972
79	Stryker Corp.	6,339
11	Techne Corp.	977
24	Teleflex, Inc.	2,448
224	Thermo Fisher Scientific, Inc.	27,897
584	UnitedHealth Group, Inc.	45,126
17	Universal Health Services, Inc., Class B	1,365
51	VCA Antech, Inc.*	1,579
3	Veeva Systems, Inc., Class A*	106
162	WellPoint, Inc.	14,676
91	Zimmer Holdings, Inc.	8,539
		726,168
	Industrials — 5.9%

61	3M Co.	8,219
25	A. O. Smith Corp.	1,242
1	ACCO Brands Corp.*	6
105	ADT Corp. (The)	3,225
53	AECOM Technology Corp.*	1,693
56	AGCO Corp.	2,939
40	Air Lease Corp.	1,478
3	Alaska Air Group, Inc.	260
16	Allegion PLC*	870
18	Alliant Techsystems, Inc.	2,426
2	AMERCO	466
47	American Airlines Group, Inc.*	1,736
4	B/E Aerospace, Inc.*	337
20	Babcock & Wilcox Co. (The)	659
35	Carlisle Cos., Inc.	2,776
308	Caterpillar, Inc.	29,867
42	Cintas Corp.	2,548
20	Con-way, Inc.	763
61	Covanta Holding Corp.	1,098
2	Crane Co.	143
293	CSX Corp.	8,119
20	Cummins, Inc.	2,918
273	Danaher Corp.	20,882
266	Delta Air Lines, Inc.	8,834
7	Donaldson Co., Inc.	300
26	Dover Corp.	2,452
2	Dun & Bradstreet Corp. (The)	198
271	Eaton Corp. PLC	20,246
104	Emerson Electric Co.	6,787
108	Exelis, Inc.	2,206
181	FedEx Corp.	24,133
37	Fluor Corp.	2,875
11	Fortune Brands Home & Security, Inc.	514
27	GATX Corp.	1,752
171	General Dynamics Corp.	18,731
5,917	General Electric Co.	150,706
14	Genesee & Wyoming, Inc., Class A*	1,385
43	Harsco Corp.	1,080
13	HD Supply Holdings, Inc.*	303
9	Hubbell, Inc., Class B	1,076
3	IDEX Corp.	225
128	Illinois Tool Works, Inc.	10,560
46	Ingersoll-Rand PLC	2,812
10	Iron Mountain, Inc.	272
75	Jacobs Engineering Group, Inc.*	4,549
61	Joy Global, Inc.	3,355
27	KAR Auction Services, Inc.	841
85	KBR, Inc.	2,348
45	Kennametal, Inc.	1,968
13	Kirby Corp.*	1,360
51	L-3 Communications Holdings, Inc.	5,885
44	Manpowergroup, Inc.	3,439
27	MRC Global, Inc.*	694
28	Navistar International Corp.*	1,050
107	Nielsen Holdings N.V.	5,065
148	Norfolk Southern Corp.	13,603
127	Northrop Grumman Corp.	15,371
50	Oshkosh Corp.	2,891
68	Owens Corning*	3,112
176	PACCAR, Inc.	11,588
85	Parker Hannifin Corp.	10,247
117	Pentair Ltd.	9,455
65	Pitney Bowes, Inc.	1,654
94	Quanta Services, Inc.*	3,310
54	R.R. Donnelley & Sons Co.	1,033
186	Raytheon Co.	18,211
26	Regal-Beloit Corp.	1,916
155	Republic Services, Inc.	5,287
8	Rockwell Collins, Inc.	660
30	Ryder System, Inc.	2,260
30	Snap-on, Inc.	3,365
368	Southwest Airlines Co.	8,258
59	Spirit Aerosystems Holdings, Inc., Class A*	1,701
27	SPX Corp.	2,907
84	Stanley Black & Decker, Inc.	6,975
64	Terex Corp.	2,850
159	Textron, Inc.	6,312
49	Timken Co. (The)	2,958
37	Towers Watson & Co., Class A	4,037
45	Trinity Industries, Inc.	3,231
24	Triumph Group, Inc.	1,565
33	United Technologies Corp.	3,862
43	URS Corp.	1,999
4	Waste Connections, Inc.	173
246	Waste Management, Inc.	10,209
25	WESCO International, Inc.*	2,155
100	Xylem, Inc.	3,935
		549,761
	Information Technology — 5.2%

152	Activision Blizzard, Inc.	2,941
175	Adobe Systems, Inc.*	12,007
120	Altera Corp.	4,357
92	Amdocs Ltd.	4,092
100	Analog Devices, Inc.	5,082
44	AOL, Inc.*	1,926
131	Apple, Inc.	68,937
233	Applied Materials, Inc.	4,418
60	Arrow Electronics, Inc.*	3,398
26	Autodesk, Inc.*	1,364
12	Avago Technologies Ltd.	740
78	Avnet, Inc.	3,395
27	AVX Corp.	346
1	Booz Allen Hamilton Holding Corp.	21
184	Broadcom Corp., Class A	5,468

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
254	Brocade Communications Systems, Inc.*	$2,431
188	CA, Inc.	6,298
10	CDW Corp.	262
3,058	Cisco Systems, Inc.	66,664
10	CommScope Holding Co., Inc.*	242
86	Computer Sciences Corp.	5,435
122	Compuware Corp.	1,336
55	CoreLogic, Inc.*	1,793
797	Corning, Inc.	15,358
36	Diebold, Inc.	1,346
16	Dolby Laboratories, Inc., Class A*	660
4	DST Systems, Inc.	376
23	EchoStar Corp., Class A*	1,146
40	Electronic Arts, Inc.*	1,144
601	EMC Corp.	15,848
73	Fairchild Semiconductor International, Inc.*	1,028
151	Fidelity National Information Services, Inc.	8,397
3	FireEye, Inc.*	257
39	First Solar, Inc.*	2,226
25	FLIR Systems, Inc.	853
21	Freescale Semiconductor Ltd.*	478
52	Harris Corp.	3,839
1,112	Hewlett-Packard Co.	33,227
87	Ingram Micro, Inc., Class A*	2,562
2,660	Intel Corp.	65,862
116	Jabil Circuit, Inc.	2,147
31	JDS Uniphase Corp.*	427
236	Juniper Networks, Inc.*	6,311
95	KLA-Tencor Corp.	6,189
71	Lam Research Corp.*	3,673
42	Leidos Holdings, Inc.	1,876
36	Lexmark International, Inc., Class A	1,517
278	LSI Corp.	3,083
226	Marvell Technology Group Ltd.	3,456
589	Micron Technology, Inc.*	14,248
38	MICROS Systems, Inc.*	2,109
7	Motorola Solutions, Inc.	463
150	Nuance Communications, Inc.*	2,294
331	NVIDIA Corp.	6,084
13	ON Semiconductor Corp.*	121
19	Paychex, Inc.	793
78	Polycom, Inc.*	1,042
5	Riverbed Technology, Inc.*	111
52	Rovi Corp.*	1,292
71	SanDisk Corp.	5,275
24	Science Applications International Corp.	895
3	Silicon Laboratories, Inc.*	156
18	Skyworks Solutions, Inc.*	638
9	Stratasys Ltd.*	1,144
108	Symantec Corp.	2,320
88	Synopsys, Inc.*	3,555
22	Tech Data Corp.*	1,267
109	Teradyne, Inc.*	2,211
21	Total System Services, Inc.	640
12	Twitter, Inc.*	659
62	VeriFone Systems, Inc.*	1,795
75	Vishay Intertechnology, Inc.	1,061
121	Western Digital Corp.	10,526
703	Xerox Corp.	7,726
512	Yahoo!, Inc.*	19,799
27	Zebra Technologies Corp., Class A*	1,863
334	Zynga, Inc., Class A*	1,690
		478,016
	Materials — 1.7%

119	Air Products & Chemicals, Inc.	14,437
29	Albemarle Corp.	1,914
612	Alcoa, Inc.	7,185
62	Allegheny Technologies, Inc.	1,970
11	AptarGroup, Inc.	728
45	Ashland, Inc.	4,247
39	Avery Dennison Corp.	1,943
33	Bemis Co., Inc.	1,296
37	Cabot Corp.	2,003
26	Carpenter Technology Corp.	1,538
34	CF Industries Holdings, Inc.	8,530
88	Cliffs Natural Resources, Inc.	1,763
12	Crown Holdings, Inc.*	540
21	Cytec Industries, Inc.	1,988
19	Domtar Corp.	2,105
601	Dow Chemical Co. (The)	29,275
592	Freeport-McMoRan Copper & Gold, Inc.	19,311
14	Greif, Inc., Class A	701
111	Huntsman Corp.	2,704
36	International Paper Co.	1,760
12	Kronos Worldwide, Inc.	183
101	MeadWestvaco Corp.	3,780
172	Mosaic Co. (The)	8,404
282	Newmont Mining Corp.	6,559
182	Nucor Corp.	9,144
39	Owens-Illinois, Inc.*	1,323
7	PPG Industries, Inc.	1,385
44	Reliance Steel & Aluminum Co.	3,048
12	Rock-Tenn Co., Class A	1,339
11	Rockwood Holdings, Inc.	868
27	Royal Gold, Inc.	1,855
5	RPM International, Inc.	209
4	Sigma-Aldrich Corp.	378
58	Sonoco Products Co.	2,435
126	Steel Dynamics, Inc.	2,197
42	Tahoe Resources, Inc.*	984
83	United States Steel Corp.	2,010
74	Vulcan Materials Co.	5,027
2	Westlake Chemical Corp.	267
6	WR Grace & Co.*	608
		157,941
	Telecommunication Services — 1.3%

3,078	AT&T, Inc.	98,281
349	CenturyLink, Inc.	10,910
571	Frontier Communications Corp.	2,786
12	Intelsat S.A.*	238
62	Level 3 Communications, Inc.*	2,283
398	Sprint Corp.*	3,478
54	Telephone & Data Systems, Inc.	1,231
109	T-Mobile US, Inc.*	3,324
7	United States Cellular Corp.	253
19	Windstream Holdings, Inc.	152
		122,936
	Utilities — 3.5%

355	AES Corp. (The)	4,846
68	AGL Resources, Inc.	3,199
63	Alliant Energy Corp.	3,417
139	Ameren Corp.	5,617
278	American Electric Power Co., Inc.	13,956
102	American Water Works Co., Inc.	4,574
12	Aqua America, Inc.	302
57	Atmos Energy Corp.	2,628
186	Calpine Corp.*	3,543
245	CenterPoint Energy, Inc.	5,794
153	CMS Energy Corp.	4,350
168	Consolidated Edison, Inc.	9,416
331	Dominion Resources, Inc.	22,971
100	DTE Energy Co.	7,176

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
404	Duke Energy Corp.	$28,636
186	Edison International	9,741
102	Entergy Corp.	6,510
490	Exelon Corp.	14,901
239	FirstEnergy Corp.	7,356
88	Great Plains Energy, Inc.	2,312
56	Hawaiian Electric Industries, Inc.	1,423
45	Integrys Energy Group, Inc.	2,577
108	MDU Resources Group, Inc.	3,668
42	National Fuel Gas Co.	3,155
243	NextEra Energy, Inc.	22,208
179	NiSource, Inc.	6,233
180	Northeast Utilities	8,001
185	NRG Energy, Inc.	5,378
113	OGE Energy Corp.	4,068
2	ONE Gas, Inc.*	68
7	ONEOK, Inc.	414
142	Pepco Holdings, Inc.	2,895
253	PG&E Corp.	11,147
63	Pinnacle West Capital Corp.	3,506
361	PPL Corp.	11,657
290	Public Service Enterprise Group, Inc.	10,631
87	Questar Corp.	2,066
80	SCANA Corp.	3,960
139	Sempra Energy	13,131
498	Southern Co. (The)	21,090
125	TECO Energy, Inc.	2,097
65	UGI Corp.	2,905
47	Vectren Corp.	1,808
73	Westar Energy, Inc.	2,498
131	Wisconsin Energy Corp.	5,759
285	Xcel Energy, Inc.	8,633
		322,221
	Total Common Stocks (Cost $4,351,601)	5,333,946

Principal Amount
	U.S. Government & Agency Security (a) — 3.8%
	Federal Home Loan Bank
$354,036	0.00%, due 03/03/14	354,036
	Total U.S. Government & Agency Security (Cost $354,036)	354,036

	Repurchase Agreements (a)(b) — 34.8%
3,225,205	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $3,225,216	3,225,205
	Total Repurchase Agreements (Cost $3,225,205)	3,225,205

	Total Investment Securities (Cost $7,930,842) — 96.2%	8,913,187
	Other assets less liabilities — 3.8%	355,075
	Net Assets — 100.0%	$9,268,262

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $727,755.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                Real Estate Investment Trust

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$877,662
Aggregate gross unrealized depreciation	(41,241)
Net unrealized appreciation	$836,421
Federal income tax cost of investments	$8,076,766

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 1000® Value Index	0.21%	11/06/15	$211,795	$9,438

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	0.02%	11/06/15	7,252,480	160,746

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 1000® Value Index	0.46%	11/06/15	1,564,011	72,317

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	0.56%	11/06/15	2,525,422	72,081

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	0.51%	01/06/15	1,354,005	38,801

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 1000 Value ETF	0.12%	11/06/15	53,410	1,550

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 1000 Value ETF	0.26%	11/06/15	241,918	49,805

				$404,738

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Growth

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 54.8%
	Consumer Discretionary — 10.7%

11	Aaron’s, Inc.	$338
9	Abercrombie & Fitch Co., Class A	357
69	Advance Auto Parts, Inc.	8,788
4	Allison Transmission Holdings, Inc.	119
349	Amazon.com, Inc.*	126,373
57	AMC Networks, Inc., Class A*	4,333
118	American Eagle Outfitters, Inc.	1,715
17	Ascena Retail Group, Inc.*	311
48	AutoNation, Inc.*	2,527
34	AutoZone, Inc.*	18,307
37	Bally Technologies, Inc.*	2,507
208	Bed Bath & Beyond, Inc.*	14,107
69	Best Buy Co., Inc.	1,837
15	Big Lots, Inc.*	443
220	BorgWarner, Inc.	13,519
63	Brinker International, Inc.	3,465
95	Burger King Worldwide, Inc.	2,525
45	Cabela’s, Inc.*	2,984
185	Cablevision Systems Corp., Class A	3,256
213	CarMax, Inc.*	10,316
52	Carter’s, Inc.	3,917
534	CBS Corp. (Non-Voting), Class B	35,821
63	Charter Communications, Inc., Class A*	7,986
144	Chico’s FAS, Inc.	2,380
29	Chipotle Mexican Grill, Inc.*	16,391
1	Choice Hotels International, Inc.	49
110	Cinemark Holdings, Inc.	3,236
40	Clear Channel Outdoor Holdings, Inc., Class A	402
267	Coach, Inc.	13,032
2,305	Comcast Corp., Class A	119,145
81	Darden Restaurants, Inc.	4,136
14	Deckers Outdoor Corp.*	1,041
297	Delphi Automotive PLC	19,771
94	Dick’s Sporting Goods, Inc.	5,045
17	Dillard’s, Inc., Class A	1,574
467	DIRECTV*	36,239
233	Discovery Communications, Inc., Class A*	19,414
198	DISH Network Corp., Class A*	11,650
311	Dollar General Corp.*	18,629
198	Dollar Tree, Inc.*	10,844
53	Domino’s Pizza, Inc.	4,190
62	DSW, Inc., Class A	2,386
101	Dunkin’ Brands Group, Inc.	5,219
101	Expedia, Inc.	7,932
92	Family Dollar Stores, Inc.	6,026
17	Foot Locker, Inc.	709
1,288	Ford Motor Co.	19,822
46	Fossil Group, Inc.*	5,286
265	Gap, Inc. (The)	11,594
78	Gentex Corp.	2,447
139	Genuine Parts Co.	12,245
93	GNC Holdings, Inc., Class A	4,326
234	Goodyear Tire & Rubber Co. (The)	6,288
399	Groupon, Inc.*	3,316
259	H&R Block, Inc.	8,195
94	Hanesbrands, Inc.	6,888
213	Harley-Davidson, Inc.	14,071
93	Hasbro, Inc.	5,130
1,388	Home Depot, Inc. (The)	113,858
58	HomeAway, Inc.*	2,660
234	International Game Technology	3,531
185	Interpublic Group of Cos., Inc. (The)	3,278
121	Jarden Corp.*	7,438
228	L Brands, Inc.	12,843
75	Lamar Advertising Co., Class A*	4,021
372	Las Vegas Sands Corp.	31,713
9	Lear Corp.	731
316	Liberty Global PLC, Class A*	27,350
41	Liberty Interactive Corp., Class A*	1,197
35	Liberty Ventures*	4,988
77	Lions Gate Entertainment Corp.	2,368
284	LKQ Corp.*	7,921
1,035	Lowe’s Cos., Inc.	51,781
283	Macy’s, Inc.	16,374
58	Madison Square Garden Co. (The), Class A*	3,307
195	Marriott International, Inc., Class A	10,575
328	Mattel, Inc.	12,238
953	McDonald’s Corp.	90,678
192	Michael Kors Holdings Ltd.*	18,822
20	Morningstar, Inc.	1,673
48	Netflix, Inc.*	21,390
159	Newell Rubbermaid, Inc.	5,105
348	News Corp., Class A*	6,379
673	NIKE, Inc., Class B	52,696
138	Nordstrom, Inc.	8,484
24	Norwegian Cruise Line Holdings Ltd.*	822
4	NVR, Inc.*	4,768
246	Omnicom Group, Inc.	18,617
105	O’Reilly Automotive, Inc.*	15,839
25	Panera Bread Co., Class A*	4,533
98	PetSmart, Inc.	6,572
62	Polaris Industries, Inc.	8,310
49	priceline.com, Inc.*	66,093
368	PulteGroup, Inc.	7,724
68	PVH Corp.	8,597
57	Ralph Lauren Corp.	9,182
17	Regal Entertainment Group, Class A	313
209	Ross Stores, Inc.	15,215
161	Sally Beauty Holdings, Inc.*	4,621
104	Scripps Networks Interactive, Inc., Class A	8,449
29	SeaWorld Entertainment, Inc.	990
157	Service Corp. International	2,934
7	Signet Jewelers Ltd.	669
1,384	Sirius XM Holdings, Inc.*	4,996
63	Six Flags Entertainment Corp.	2,570
712	Starbucks Corp.	50,524
79	Starwood Hotels & Resorts Worldwide, Inc.	6,514
91	Starz, Class A*	2,910
478	Target Corp.	29,894
27	Taylor Morrison Home Corp., Class A*	678
57	Tempur Sealy International, Inc.*	2,957
79	Tesla Motors, Inc.*	19,340
42	Thor Industries, Inc.	2,352
106	Tiffany & Co.	9,884
277	Time Warner Cable, Inc.	38,877
684	TJX Cos., Inc. (The)	42,039
133	Tractor Supply Co.	9,384
107	TripAdvisor, Inc.*	10,726
50	Tupperware Brands Corp.	3,930
1,392	Twenty-First Century Fox, Inc., Class A	46,688
61	Ulta Salon Cosmetics & Fragrance, Inc.*	5,471
80	Under Armour, Inc., Class A*	9,052
102	Urban Outfitters, Inc.*	3,819
333	VF Corp.	19,510
424	Viacom, Inc., Class B	37,198
47	Visteon Corp.*	3,921
380	Walt Disney Co. (The)	30,708
14	Weight Watchers International, Inc.	298

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5	Whirlpool Corp.	$723
93	Williams-Sonoma, Inc.	5,416
122	Wyndham Worldwide Corp.	8,891
77	Wynn Resorts Ltd.	18,672
428	Yum! Brands, Inc.	31,706
7	zulily, Inc., Class A*	479
		1,842,673
	Consumer Staples — 6.2%

1,909	Altria Group, Inc.	69,220
48	Archer-Daniels-Midland Co.	1,949
412	Avon Products, Inc.	6,374
144	Brown-Forman Corp., Class B	12,067
110	Campbell Soup Co.	4,764
131	Church & Dwight Co., Inc.	8,905
105	Clorox Co. (The)	9,164
3,636	Coca-Cola Co. (The)	138,895
247	Coca-Cola Enterprises, Inc.	11,629
887	Colgate-Palmolive Co.	55,730
366	ConAgra Foods, Inc.	10,394
138	Constellation Brands, Inc., Class A*	11,182
415	Costco Wholesale Corp.	48,472
36	Coty, Inc., Class A	535
134	CVS Caremark Corp.	9,801
194	Dr. Pepper Snapple Group, Inc.	10,109
220	Estee Lauder Cos., Inc. (The), Class A	15,145
163	Flowers Foods, Inc.	3,353
39	Fresh Market, Inc. (The)*	1,307
613	General Mills, Inc.	30,668
142	Green Mountain Coffee Roasters, Inc.	15,589
81	Herbalife Ltd.	5,395
143	Hershey Co. (The)	15,132
117	Hillshire Brands Co. (The)	4,393
127	Hormel Foods Corp.	6,026
9	Ingredion, Inc.	593
13	J.M. Smucker Co. (The)	1,300
228	Kellogg Co.	13,837
306	Kimberly-Clark Corp.	33,767
565	Kraft Foods Group, Inc.	31,228
494	Kroger Co. (The)	20,718
359	Lorillard, Inc.	17,613
125	McCormick & Co., Inc. (Non-Voting)	8,300
192	Mead Johnson Nutrition Co.	15,658
128	Monster Beverage Corp.*	9,472
56	Nu Skin Enterprises, Inc., Class A	4,677
1,470	PepsiCo, Inc.	117,703
1,555	Philip Morris International, Inc.	125,815
18	Pinnacle Foods, Inc.	510
227	Reynolds American, Inc.	11,538
18	Safeway, Inc.	674
14	Sprouts Farmers Market, Inc.*	546
195	Sysco Corp.	7,024
678	Walgreen Co.	46,070
1,015	Wal-Mart Stores, Inc.	75,821
132	WhiteWave Foods Co. (The), Class A*	3,736
353	Whole Foods Market, Inc.	19,080
		1,071,878
	Energy — 2.5%

26	Anadarko Petroleum Corp.	2,188
16	Antero Resources Corp.*	965
10	Atwood Oceanics, Inc.*	474
26	Baker Hughes, Inc.	1,645
401	Cabot Oil & Gas Corp.	14,035
133	Cameron International Corp.*	8,520
229	Cheniere Energy, Inc.*	11,319
240	Cobalt International Energy, Inc.*	4,627
100	Concho Resources, Inc.*	12,113
41	Continental Resources, Inc.*	4,900
15	CVR Energy, Inc.	590
72	Dresser-Rand Group, Inc.*	3,912
39	Dril-Quip, Inc.*	4,195
242	EOG Resources, Inc.	45,840
131	EQT Corp.	13,400
225	FMC Technologies, Inc.*	11,304
15	Frank’s International N.V.	355
66	Gulfport Energy Corp.*	4,363
806	Halliburton Co.	45,942
577	Kinder Morgan, Inc.	18,377
96	Kosmos Energy Ltd.*	1,054
36	Laredo Petroleum, Inc.*	939
43	Noble Energy, Inc.	2,957
96	Oasis Petroleum, Inc.*	4,183
103	Oceaneering International, Inc.	7,373
96	Pioneer Natural Resources Co.	19,313
17	QEP Resources, Inc.	492
155	Range Resources Corp.	13,338
48	RPC, Inc.	884
1,264	Schlumberger Ltd.	117,552
336	Seadrill Ltd.	12,419
63	SM Energy Co.	4,646
334	Southwestern Energy Co.*	13,808
9	Whiting Petroleum Corp.*	618
356	Williams Cos., Inc. (The)	14,703
13	World Fuel Services Corp.	585
		423,928
	Financials — 3.0%

50	Affiliated Managers Group, Inc.*	9,402
11	Allied World Assurance Co. Holdings AG	1,097
901	American Express Co.	82,243
10	American Financial Group, Inc./OH	572
9	American Homes 4 Rent, Class A (REIT)	147
376	American Tower Corp. (REIT)	30,633
61	Ameriprise Financial, Inc.	6,648
227	Aon PLC	19,431
76	Apartment Investment & Management Co., Class A (REIT)	2,272
8	Arch Capital Group Ltd.*	449
120	Arthur J. Gallagher & Co.	5,544
5	Artisan Partners Asset Management, Inc., Class A	316
27	Axis Capital Holdings Ltd.	1,187
44	BlackRock, Inc.	13,413
14	Boston Properties, Inc. (REIT)	1,574
9	Brixmor Property Group, Inc. (REIT)	199
51	Brown & Brown, Inc.	1,535
51	CBL & Associates Properties, Inc. (REIT)	907
83	CBOE Holdings, Inc.	4,484
265	CBRE Group, Inc., Class A*	7,407
142	Charles Schwab Corp. (The)	3,764
35	Chubb Corp. (The)	3,062
69	Corrections Corp. of America (REIT)	2,301
318	Crown Castle International Corp. (REIT)*	24,136
96	Digital Realty Trust, Inc. (REIT)	5,199
114	Eaton Vance Corp.	4,314
14	Endurance Specialty Holdings Ltd.	730
57	Equity Lifestyle Properties, Inc. (REIT)	2,294
24	Erie Indemnity Co., Class A	1,742
8	Extra Space Storage, Inc. (REIT)	393

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
41	Federal Realty Investment Trust (REIT)	$4,564
65	Federated Investors, Inc., Class B	1,781
20	Fidelity National Financial, Inc., Class A	661
390	Franklin Resources, Inc.	20,768
12	Hanover Insurance Group, Inc. (The)	706
69	IntercontinentalExchange Group, Inc.	14,410
122	Lazard Ltd., Class A	5,489
38	Leucadia National Corp.	1,062
23	Loews Corp.	1,000
40	LPL Financial Holdings, Inc.	2,147
350	Marsh & McLennan Cos., Inc.	16,856
123	McGraw Hill Financial, Inc.	9,798
185	Moody’s Corp.	14,615
48	MSCI, Inc.*	2,098
20	Nationstar Mortgage Holdings, Inc.*	577
99	Ocwen Financial Corp.*	3,707
116	Omega Healthcare Investors, Inc. (REIT)	3,707
168	Plum Creek Timber Co., Inc. (REIT)	7,273
461	Progressive Corp. (The)	11,290
169	Prudential Financial, Inc.	14,294
127	Public Storage (REIT)	21,463
120	Rayonier, Inc. (REIT)	5,651
102	Realogy Holdings Corp.*	4,841
36	Regency Centers Corp. (REIT)	1,828
130	SEI Investments Co.	4,364
13	Senior Housing Properties Trust (REIT)	290
4	Signature Bank/NY*	524
220	Simon Property Group, Inc. (REIT)	35,484
68	Spirit Realty Capital, Inc. (REIT)	743
4	St. Joe Co. (The)*	77
247	T. Rowe Price Group, Inc.	20,049
90	Tanger Factory Outlet Centers, Inc. (REIT)	3,088
11	Taubman Centers, Inc. (REIT)	775
91	Travelers Cos., Inc. (The)	7,629
8	Validus Holdings Ltd.	294
126	Ventas, Inc. (REIT)	7,866
34	Vornado Realty Trust (REIT)	3,274
82	Waddell & Reed Financial, Inc., Class A	5,715
553	Weyerhaeuser Co. (REIT)	16,319
		514,472
	Health Care — 7.1%

1,505	AbbVie, Inc.	76,620
165	Actavis PLC*	36,435
96	Aetna, Inc.	6,980
39	Agilent Technologies, Inc.	2,220
185	Alexion Pharmaceuticals, Inc.*	32,708
129	Alkermes PLC*	6,278
282	Allergan, Inc.	35,814
219	AmerisourceBergen Corp.	14,859
713	Amgen, Inc.	88,426
176	ARIAD Pharmaceuticals, Inc.*	1,529
515	Baxter International, Inc.	35,793
185	Becton, Dickinson and Co.	21,316
226	Biogen Idec, Inc.*	76,994
132	BioMarin Pharmaceutical, Inc.*	10,692
1,344	Bristol-Myers Squibb Co.	72,267
94	Brookdale Senior Living, Inc.*	3,153
104	Bruker Corp.*	2,365
76	C.R. Bard, Inc.	10,956
196	Catamaran Corp.*	8,836
396	Celgene Corp.*	63,657
282	Cerner Corp.*	17,306
21	Charles River Laboratories International, Inc.*	1,248
16	Cigna Corp.	1,273
24	Community Health Systems, Inc.*	996
34	Cooper Cos., Inc. (The)	4,359
53	Covance, Inc.*	5,489
62	Cubist Pharmaceuticals, Inc.*	4,930
175	DaVita HealthCare Partners, Inc.*	12,028
38	DENTSPLY International, Inc.	1,724
107	Edwards Lifesciences Corp.*	7,464
206	Eli Lilly & Co.	12,280
128	Endo Health Solutions, Inc.*	10,217
30	Envision Healthcare Holdings, Inc.*	1,010
645	Express Scripts Holding Co.*	48,575
1,450	Gilead Sciences, Inc.*	120,046
19	HCA Holdings, Inc.*	973
83	Henry Schein, Inc.*	9,880
75	Hologic, Inc.*	1,634
51	IDEXX Laboratories, Inc.*	6,421
118	Illumina, Inc.*	20,236
98	Incyte Corp.*	6,297
36	Intuitive Surgical, Inc.*	16,014
49	Jazz Pharmaceuticals PLC*	7,445
344	Johnson & Johnson	31,689
83	Laboratory Corp. of America Holdings*	7,764
215	McKesson Corp.	38,066
71	Medivation, Inc.*	5,106
62	MEDNAX, Inc.*	3,771
29	Mettler-Toledo International, Inc.*	7,127
362	Mylan, Inc.*	20,116
71	Myriad Genetics, Inc.*	2,571
74	Patterson Cos., Inc.	3,046
120	Perrigo Co. PLC	19,733
56	Pharmacyclics, Inc.*	7,765
20	Premier, Inc., Class A*	669
9	Quest Diagnostics, Inc.	477
12	Quintiles Transnational Holdings, Inc.*	650
76	Regeneron Pharmaceuticals, Inc.*	25,270
135	ResMed, Inc.	5,943
58	Salix Pharmaceuticals Ltd.*	6,259
95	Seattle Genetics, Inc.*	4,996
52	Sirona Dental Systems, Inc.*	3,664
171	St. Jude Medical, Inc.	11,512
184	Stryker Corp.	14,764
16	Techne Corp.	1,421
98	Tenet Healthcare Corp.*	4,324
75	Theravance, Inc.*	2,775
44	United Therapeutics Corp.*	4,462
58	Universal Health Services, Inc., Class B	4,656
103	Varian Medical Systems, Inc.*	8,634
9	Veeva Systems, Inc., Class A*	318
221	Vertex Pharmaceuticals, Inc.*	17,870
81	Waters Corp.*	9,023
9	Zimmer Holdings, Inc.	845
475	Zoetis, Inc.	14,735
		1,215,764
	Industrials — 6.6%

555	3M Co.	74,775
31	A. O. Smith Corp.	1,541
9	AECOM Technology Corp.*	287
62	Alaska Air Group, Inc.	5,372
67	Allegion PLC*	3,641
4	AMERCO	932
109	American Airlines Group, Inc.*	4,025
231	AMETEK, Inc.	12,298
24	Armstrong World Industries, Inc.*	1,317

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
102	Avis Budget Group, Inc.*	$4,793
88	B/E Aerospace, Inc.*	7,414
74	Babcock & Wilcox Co. (The)	2,439
721	Boeing Co. (The)	92,951
144	C.H. Robinson Worldwide, Inc.	7,468
3	Carlisle Cos., Inc.	238
113	Caterpillar, Inc.	10,958
96	Chicago Bridge & Iron Co. N.V.	8,082
28	Cintas Corp.	1,698
58	Clean Harbors, Inc.*	2,741
99	Colfax Corp.*	7,042
20	Con-way, Inc.	763
32	Copa Holdings S.A., Class A	4,335
106	Copart, Inc.*	3,862
43	Crane Co.	3,071
485	CSX Corp.	13,439
148	Cummins, Inc.	21,596
116	Danaher Corp.	8,873
369	Deere & Co.	31,708
373	Delta Air Lines, Inc.	12,387
129	Donaldson Co., Inc.	5,526
120	Dover Corp.	11,316
35	Dun & Bradstreet Corp. (The)	3,472
511	Emerson Electric Co.	33,348
115	Equifax, Inc.	8,057
196	Expeditors International of Washington, Inc.	7,744
282	Fastenal Co.	13,308
136	Flowserve Corp.	11,045
93	Fluor Corp.	7,225
138	Fortune Brands Home & Security, Inc.	6,450
18	Genesee & Wyoming, Inc., Class A*	1,781
58	Graco, Inc.	4,526
5	Harsco Corp.	126
37	HD Supply Holdings, Inc.*	861
329	Hertz Global Holdings, Inc.*	9,215
95	Hexcel Corp.*	4,275
748	Honeywell International, Inc.	70,641
41	Hubbell, Inc., Class B	4,901
48	Huntington Ingalls Industries, Inc.	4,864
73	IDEX Corp.	5,480
62	IHS, Inc., Class A*	7,433
126	Illinois Tool Works, Inc.	10,395
188	Ingersoll-Rand PLC	11,494
146	Iron Mountain, Inc.	3,971
85	ITT Corp.	3,732
87	J.B. Hunt Transport Services, Inc.	6,253
105	Kansas City Southern	9,862
27	KAR Auction Services, Inc.	841
32	Kirby Corp.*	3,348
44	Landstar System, Inc.	2,539
48	Lennox International, Inc.	4,410
79	Lincoln Electric Holdings, Inc.	5,923
247	Lockheed Martin Corp.	40,088
127	Manitowoc Co., Inc. (The)	3,929
339	Masco Corp.	7,916
34	MRC Global, Inc.*	874
45	MSC Industrial Direct Co., Inc., Class A	3,885
7	Navistar International Corp.*	263
30	Nielsen Holdings N.V.	1,420
61	Nordson Corp.	4,463
54	Norfolk Southern Corp.	4,963
67	Old Dominion Freight Line, Inc.*	3,567
43	PACCAR, Inc.	2,831
106	Pall Corp.	9,116
83	Pitney Bowes, Inc.	2,112
139	Precision Castparts Corp.	35,845
42	Quanta Services, Inc.*	1,479
94	R.R. Donnelley & Sons Co.	1,798
133	Robert Half International, Inc.	5,445
133	Rockwell Automation, Inc.	16,338
115	Rockwell Collins, Inc.	9,492
61	Rollins, Inc.	1,821
94	Roper Industries, Inc.	12,748
6	Snap-on, Inc.	673
22	SolarCity Corp.*	1,869
76	Southwest Airlines Co.	1,705
15	Spirit Aerosystems Holdings, Inc., Class A*	432
14	Stanley Black & Decker, Inc.	1,163
82	Stericycle, Inc.*	9,348
55	Toro Co. (The)	3,643
50	TransDigm Group, Inc.	8,907
10	Triumph Group, Inc.	652
444	Union Pacific Corp.	80,089
338	United Continental Holdings, Inc.*	15,196
689	United Parcel Service, Inc., Class B	65,986
90	United Rentals, Inc.*	7,951
819	United Technologies Corp.	95,839
25	Valmont Industries, Inc.	3,641
144	Verisk Analytics, Inc., Class A*	9,175
56	W.W. Grainger, Inc.	14,281
55	WABCO Holdings, Inc.*	5,635
91	Wabtec Corp.	7,223
111	Waste Connections, Inc.	4,803
36	Waste Management, Inc.	1,494
11	Xylem, Inc.	433
		1,144,939
	Information Technology — 14.9%

96	3D Systems Corp.*	7,292
611	Accenture PLC, Class A	50,927
186	Adobe Systems, Inc.*	12,761
576	Advanced Micro Devices, Inc.*	2,137
169	Akamai Technologies, Inc.*	10,331
47	Alliance Data Systems Corp.*	13,400
105	Altera Corp.	3,813
152	Amphenol Corp., Class A	13,379
127	Analog Devices, Inc.	6,454
89	ANSYS, Inc.*	7,433
675	Apple, Inc.	355,212
755	Applied Materials, Inc.	14,315
407	Atmel Corp.*	3,280
169	Autodesk, Inc.*	8,866
461	Automatic Data Processing, Inc.	35,857
214	Avago Technologies Ltd.	13,204
28	Booz Allen Hamilton Holding Corp.	589
237	Broadcom Corp., Class A	7,044
115	Broadridge Financial Solutions, Inc.	4,342
269	Cadence Design Systems, Inc.*	4,124
9	CDW Corp.	236
178	Citrix Systems, Inc.*	10,689
287	Cognizant Technology Solutions Corp., Class A*	29,865
23	CommScope Holding Co., Inc.*	556
44	Concur Technologies, Inc.*	5,432
112	Cree, Inc.*	6,880
17	Dolby Laboratories, Inc., Class A*	701
26	DST Systems, Inc.	2,444
1,234	eBay, Inc.*	72,522
221	Electronic Arts, Inc.*	6,318
998	EMC Corp.	26,317
47	Equinix, Inc.*	8,928
75	F5 Networks, Inc.*	8,426
1,619	Facebook, Inc., Class A*	110,837
42	FactSet Research Systems, Inc.	4,422
28	Fidelity National Information Services, Inc.	1,557

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
12	FireEye, Inc.*	$1,028
253	Fiserv, Inc.*	14,687
65	FleetCor Technologies, Inc.*	8,445
94	FLIR Systems, Inc.	3,209
129	Fortinet, Inc.*	2,986
28	Freescale Semiconductor Ltd.*	637
89	Gartner, Inc.*	6,191
160	Genpact Ltd.*	2,669
68	Global Payments, Inc.	4,782
256	Google, Inc., Class A*	311,206
18	Harris Corp.	1,329
71	IAC/InterActiveCorp	5,505
103	Informatica Corp.*	4,281
307	Intel Corp.	7,601
989	International Business Machines Corp.	183,133
282	Intuit, Inc.	22,038
31	IPG Photonics Corp.*	2,225
82	Jack Henry & Associates, Inc.	4,767
169	JDS Uniphase Corp.*	2,329
89	Juniper Networks, Inc.*	2,380
36	Lam Research Corp.*	1,862
222	Linear Technology Corp.	10,398
92	LinkedIn Corp., Class A*	18,772
61	LSI Corp.	677
1,111	MasterCard, Inc., Class A	86,347
277	Maxim Integrated Products, Inc.	9,061
187	Microchip Technology, Inc.	8,518
11	MICROS Systems, Inc.*	611
7,938	Microsoft Corp.	304,105
203	Motorola Solutions, Inc.	13,439
92	National Instruments Corp.	2,665
156	NCR Corp.*	5,312
323	NetApp, Inc.	13,052
33	NetSuite, Inc.*	3,798
63	NeuStar, Inc., Class A*	2,257
407	ON Semiconductor Corp.*	3,801
3,375	Oracle Corp.	131,996
32	Palo Alto Networks, Inc.*	2,277
135	Pandora Media, Inc.*	5,052
278	Paychex, Inc.	11,609
1,642	QUALCOMM, Inc.	123,626
107	Rackspace Hosting, Inc.*	3,934
180	Red Hat, Inc.*	10,618
147	Riverbed Technology, Inc.*	3,275
12	Rovi Corp.*	298
561	Salesforce.com, Inc.*	34,990
97	SanDisk Corp.	7,207
75	ServiceNow, Inc.*	5,105
35	Silicon Laboratories, Inc.*	1,819
151	Skyworks Solutions, Inc.*	5,354
62	SolarWinds, Inc.*	2,863
65	Solera Holdings, Inc.	4,447
107	Splunk, Inc.*	9,924
19	Stratasys Ltd.*	2,415
482	Symantec Corp.	10,353
9	Tableau Software, Inc., Class A*	849
155	Teradata Corp.*	7,118
1,054	Texas Instruments, Inc.	47,388
156	TIBCO Software, Inc.*	3,399
120	Total System Services, Inc.	3,655
243	Trimble Navigation Ltd.*	9,270
57	Twitter, Inc.*	3,130
83	Vantiv, Inc., Class A*	2,642
123	VeriSign, Inc.*	6,779
497	Visa, Inc., Class A	112,292
81	VMware, Inc., Class A*	7,780
530	Western Union Co. (The)	8,867
38	Workday, Inc., Class A*	4,177
251	Xilinx, Inc.	13,102
4	Zebra Technologies Corp., Class A*	276
		2,554,879
	Materials — 2.5%

62	Airgas, Inc.	6,684
29	Albemarle Corp.	1,914
44	AptarGroup, Inc.	2,912
30	Avery Dennison Corp.	1,495
141	Ball Corp.	7,834
43	Bemis Co., Inc.	1,689
152	Celanese Corp.	8,115
32	Compass Minerals International, Inc.	2,731
117	Crown Holdings, Inc.*	5,267
151	Dow Chemical Co. (The)	7,355
875	E.I. du Pont de Nemours & Co.	58,293
47	Eagle Materials, Inc.	4,155
147	Eastman Chemical Co.	12,852
249	Ecolab, Inc.	26,830
129	FMC Corp.	9,956
6	Greif, Inc., Class A	300
77	International Flavors & Fragrances, Inc.	7,222
364	International Paper Co.	17,796
366	LyondellBasell Industries N.V., Class A	32,237
44	Martin Marietta Materials, Inc.	5,367
507	Monsanto Co.	55,780
9	NewMarket Corp.	3,327
92	Owens-Illinois, Inc.*	3,121
93	Packaging Corp. of America	6,779
123	PPG Industries, Inc.	24,332
281	Praxair, Inc.	36,634
49	Rock-Tenn Co., Class A	5,469
50	Rockwood Holdings, Inc.	3,944
16	Royal Gold, Inc.	1,099
118	RPM International, Inc.	4,939
41	Scotts Miracle-Gro Co. (The), Class A	2,342
186	Sealed Air Corp.	6,331
84	Sherwin-Williams Co. (The)	16,840
108	Sigma-Aldrich Corp.	10,196
42	Silgan Holdings, Inc.	2,025
150	Southern Copper Corp.	4,577
10	Tahoe Resources, Inc.*	234
85	Valspar Corp. (The)	6,354
17	Westlake Chemical Corp.	2,267
63	WR Grace & Co.*	6,384
		423,978
	Telecommunication Services — 1.2%

1	Intelsat S.A.*	20
52	Level 3 Communications, Inc.*	1,915
121	SBA Communications Corp., Class A*	11,515
147	Sprint Corp.*	1,285
134	tw telecom, inc.*	4,102
3,923	Verizon Communications, Inc.	186,656
532	Windstream Holdings, Inc.	4,267
		209,760
	Utilities — 0.1%

146	Aqua America, Inc.	3,677
40	Calpine Corp.*	762
50	ITC Holdings Corp.	5,130
46	ONE Gas, Inc.*	1,563
184	ONEOK, Inc.	10,882
21	Questar Corp.	499
		22,513
	Total Common Stocks (Cost $7,676,797)	9,424,784

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	U.S. Government & Agency Security (a) — 3.8%
	Federal Home Loan Bank
$647,423	0.00%, due 03/03/14	$647,423
	Total U.S. Government & Agency Security (Cost $647,423)	647,423

	Repurchase Agreements (a)(b) — 33.4%
5,735,641	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $5,735,663	5,735,641
	Total Repurchase Agreements (Cost $5,735,641)	5,735,641

	Total Investment Securities (Cost $14,059,861) — 92.0%	15,807,848
	Other assets less liabilities — 8.0%	1,369,236
	Net Assets — 100.0%	$17,177,084

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $1,273,582.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                Real Estate Investment Trust

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,657,655
Aggregate gross unrealized depreciation	(40,330)
Net unrealized appreciation	$1,617,325
Federal income tax cost of investments	$14,190,523

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 1000® Growth Index	0.16%	11/06/15	$390,325	$26,517

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	0.02%	11/06/15	9,210,899	361,571

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 1000® Growth Index	0.46%	11/06/15	6,037,239	428,090

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	0.56%	11/06/15	6,683,716	446,199

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	0.51%	01/06/15	2,524,088	119,634

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 1000 Growth ETF	0.12%	11/06/15	5,908	(715)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 1000 Growth ETF	0.26%	11/06/15	77,532	35,483

				$1,416,779

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Value

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 47.5%
	Consumer Discretionary — 4.2%

65	Aaron’s, Inc.	$1,997
70	Abercrombie & Fitch Co., Class A	2,774
30	Allison Transmission Holdings, Inc.	893
70	American Eagle Outfitters, Inc.	1,017
99	Apollo Education Group, Inc.*	3,300
111	Ascena Retail Group, Inc.*	2,030
203	Best Buy Co., Inc.	5,406
43	Big Lots, Inc.*	1,271
11	Chico’s FAS, Inc.	182
27	Choice Hotels International, Inc.	1,318
61	CST Brands, Inc.	1,984
286	D.R. Horton, Inc.	7,024
46	Darden Restaurants, Inc.	2,349
20	Deckers Outdoor Corp.*	1,487
64	DeVry Education Group, Inc.	2,689
9	Dillard’s, Inc., Class A	833
75	DreamWorks Animation SKG, Inc., Class A*	2,243
6	DSW, Inc., Class A	231
134	Foot Locker, Inc.	5,589
120	GameStop Corp., Class A	4,477
232	Gannett Co., Inc.	6,902
124	Garmin Ltd.	6,654
62	Gentex Corp.	1,945
9	Genuine Parts Co.	793
4	Graham Holdings Co., Class B	2,875
60	Guess?, Inc.	1,820
69	Harman International Industries, Inc.	7,226
17	Hasbro, Inc.	938
45	Hyatt Hotels Corp., Class A*	2,347
237	Interpublic Group of Cos., Inc. (The)	4,200
240	J.C. Penney Co., Inc.*	1,747
46	John Wiley & Sons, Inc., Class A	2,669
225	Kohl’s Corp.	12,643
72	Lear Corp.	5,846
145	Leggett & Platt, Inc.	4,647
168	Lennar Corp., Class A	7,372
493	Liberty Interactive Corp., Class A*	14,396
97	Liberty Media Corp.*	13,305
87	Macy’s, Inc.	5,034
28	Marriott International, Inc., Class A	1,518
377	MGM Resorts International*	10,386
61	Mohawk Industries, Inc.*	8,633
48	Murphy USA, Inc.*	1,947
123	Newell Rubbermaid, Inc.	3,950
2	Norwegian Cruise Line Holdings Ltd.*	69
1	NVR, Inc.*	1,192
69	Penn National Gaming, Inc.*	887
9	PVH Corp.	1,138
65	Regal Entertainment Group, Class A	1,196
166	Royal Caribbean Cruises Ltd.	8,786
44	Sears Holdings Corp.*	1,969
47	Service Corp. International	878
75	Signet Jewelers Ltd.	7,166
673	Staples, Inc.	9,146
113	Starwood Hotels & Resorts Worldwide, Inc.	9,318
12	Starz, Class A*	384
4	Taylor Morrison Home Corp., Class A*	101
171	Toll Brothers, Inc.*	6,671
109	TRW Automotive Holdings Corp.*	8,973
12	Weight Watchers International, Inc.	255
287	Wendy’s Co. (The)	2,750
75	Whirlpool Corp.	10,847
5	zulily, Inc., Class A*	342
		250,955
	Consumer Staples — 1.4%

163	Beam, Inc.	13,523
149	Bunge Ltd.	11,862
61	Campbell Soup Co.	2,642
22	Clorox Co. (The)	1,920
32	ConAgra Foods, Inc.	909
9	Constellation Brands, Inc., Class A*	729
20	Coty, Inc., Class A	297
95	Dean Foods Co.*	1,405
63	Energizer Holdings, Inc.	6,132
69	Ingredion, Inc.	4,543
94	J.M. Smucker Co. (The)	9,401
142	Molson Coors Brewing Co., Class B	8,070
14	Pinnacle Foods, Inc.	396
225	Safeway, Inc.	8,426
6	Sprouts Farmers Market, Inc.*	234
284	Tyson Foods, Inc., Class A	11,204
		81,693
	Energy — 3.4%

21	Antero Resources Corp.*	1,267
47	Atwood Oceanics, Inc.*	2,227
83	Cameron International Corp.*	5,317
587	Chesapeake Energy Corp.	15,209
88	Cimarex Energy Co.	10,183
23	Cobalt International Energy, Inc.*	443
232	CONSOL Energy, Inc.	9,303
378	Denbury Resources, Inc.	6,184
70	Diamond Offshore Drilling, Inc.	3,311
73	Energen Corp.	5,872
13	EQT Corp.	1,330
19	Frank’s International N.V.	449
44	Golar LNG Ltd.	1,610
16	Gulfport Energy Corp.*	1,058
96	Helmerich & Payne, Inc.	9,480
206	HollyFrontier Corp.	9,387
5	Laredo Petroleum, Inc.*	131
240	McDermott International, Inc.*	1,999
194	Murphy Oil Corp.	11,518
299	Nabors Industries Ltd.	6,883
137	Newfield Exploration Co.*	3,862
317	Noble Energy, Inc.	21,797
56	Oil States International, Inc.*	5,316
149	Patterson-UTI Energy, Inc.	4,337
24	PBF Energy, Inc., Class A	605
273	Peabody Energy Corp.	4,794
36	Pioneer Natural Resources Co.	7,243
163	QEP Resources, Inc.	4,716
126	Rowan Cos. PLC, Class A*	4,203
13	RPC, Inc.	239
501	SandRidge Energy, Inc.*	3,231
162	Superior Energy Services, Inc.	4,794
38	Teekay Corp.	2,271
138	Tesoro Corp.	7,039
50	Tidewater, Inc.	2,436
155	Ultra Petroleum Corp.*	3,900
50	Unit Corp.*	3,070
110	Whiting Petroleum Corp.*	7,558
60	World Fuel Services Corp.	2,701
203	WPX Energy, Inc.*	3,577
		200,850
	Financials — 15.3%

72	Alexandria Real Estate Equities, Inc. (REIT)	5,216
17	Alleghany Corp.*	6,554
23	Allied World Assurance Co. Holdings AG	2,294

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
106	American Campus Communities, Inc. (REIT)	$3,916
361	American Capital Agency Corp. (REIT)	8,047
286	American Capital Ltd.*	4,450
68	American Financial Group, Inc./OH	3,887
41	American Homes 4 Rent, Class A (REIT)	672
7	American National Insurance Co.	794
139	Ameriprise Financial, Inc.	15,150
960	Annaly Capital Management, Inc. (REIT)	10,733
72	Aon PLC	6,163
67	Apartment Investment & Management Co., Class A (REIT)	2,003
126	Arch Capital Group Ltd.*	7,071
300	Ares Capital Corp.	5,409
7	Artisan Partners Asset Management, Inc., Class A	442
67	Aspen Insurance Holdings Ltd.	2,517
170	Associated Banc-Corp	2,837
74	Assurant, Inc.	4,857
171	Assured Guaranty Ltd.	4,198
131	AvalonBay Communities, Inc. (REIT)	16,895
85	Axis Capital Holdings Ltd.	3,737
45	Bank of Hawaii Corp.	2,630
65	BankUnited, Inc.	2,176
189	BioMed Realty Trust, Inc. (REIT)	3,909
27	BOK Financial Corp.	1,748
139	Boston Properties, Inc. (REIT)	15,628
159	Brandywine Realty Trust (REIT)	2,329
78	BRE Properties, Inc. (REIT)	4,818
39	Brixmor Property Group, Inc. (REIT)	861
65	Brown & Brown, Inc.	1,957
86	Camden Property Trust (REIT)	5,736
199	CapitalSource, Inc.	2,925
111	CBL & Associates Properties, Inc. (REIT)	1,975
1,041	Chimera Investment Corp. (REIT)	3,321
166	Cincinnati Financial Corp.	7,782
204	CIT Group, Inc.	9,931
47	City National Corp./CA	3,517
27	CNA Financial Corp.	1,120
189	Comerica, Inc.	9,106
82	Commerce Bancshares, Inc./MO	3,662
120	CommonWealth REIT (REIT)	3,258
87	Corporate Office Properties Trust (REIT)	2,320
43	Corrections Corp. of America (REIT)	1,434
53	Cullen/Frost Bankers, Inc.	3,956
300	DDR Corp. (REIT)	4,986
28	Digital Realty Trust, Inc. (REIT)	1,517
144	Douglas Emmett, Inc. (REIT)	3,878
326	Duke Realty Corp. (REIT)	5,477
291	E*TRADE Financial Corp.*	6,539
143	East West Bancorp, Inc.	5,104
29	Endurance Specialty Holdings Ltd.	1,512
23	Equity Lifestyle Properties, Inc. (REIT)	926
39	Essex Property Trust, Inc. (REIT)	6,523
51	Everest Re Group Ltd.	7,611
103	Extra Space Storage, Inc. (REIT)	5,057
23	Federal Realty Investment Trust (REIT)	2,560
25	Federated Investors, Inc., Class B	685
257	Fidelity National Financial, Inc., Class A	8,496
886	Fifth Third Bancorp	19,222
8	First Citizens BancShares, Inc., Class A	1,795
244	First Horizon National Corp.	2,921
359	First Niagara Financial Group, Inc.	3,256
118	First Republic Bank/CA	6,132
160	Forest City Enterprises, Inc., Class A*	3,117
198	Fulton Financial Corp.	2,437
97	Gaming and Leisure Properties, Inc. (REIT)	3,694
568	General Growth Properties, Inc. (REIT)	12,507
500	Genworth Financial, Inc., Class A*	7,770
32	Hanover Insurance Group, Inc. (The)	1,883
462	Hartford Financial Services Group, Inc. (The)	16,258
100	Hatteras Financial Corp. (REIT)	1,972
102	HCC Insurance Holdings, Inc.	4,478
461	HCP, Inc. (REIT)	17,873
288	Health Care REIT, Inc. (REIT)	16,917
113	Healthcare Trust of America, Inc., Class A (REIT)	1,269
58	Home Properties, Inc. (REIT)	3,419
152	Hospitality Properties Trust (REIT)	4,028
755	Host Hotels & Resorts, Inc. (REIT)	14,851
40	Howard Hughes Corp. (The)*	5,521
536	Hudson City Bancorp, Inc.	5,092
850	Huntington Bancshares, Inc./OH	8,101
76	ING US, Inc.	2,726
47	Interactive Brokers Group, Inc., Class A	1,045
42	IntercontinentalExchange Group, Inc.	8,771
451	Invesco Ltd.	15,469
45	Jones Lang LaSalle, Inc.	5,544
48	Kemper Corp.	1,861
933	KeyCorp	12,288
83	Kilroy Realty Corp. (REIT)	4,774
414	Kimco Realty Corp. (REIT)	9,216
113	Legg Mason, Inc.	5,193
259	Leucadia National Corp.	7,236
131	Liberty Property Trust (REIT)	5,012
272	Lincoln National Corp.	13,635
12	LPL Financial Holdings, Inc.	644
131	M&T Bank Corp.	15,273
139	Macerich Co. (The) (REIT)	8,358
89	Mack-Cali Realty Corp. (REIT)	1,980
14	Markel Corp.*	8,092
144	MBIA, Inc.*	1,951
147	McGraw Hill Financial, Inc.	11,710
27	Mercury General Corp.	1,223
366	MFA Financial, Inc. (REIT)	2,877
76	Mid-America Apartment Communities, Inc. (REIT)	5,141
71	MSCI, Inc.*	3,103
113	NASDAQ OMX Group, Inc. (The)	4,338
120	National Retail Properties, Inc. (REIT)	4,307
447	New York Community Bancorp, Inc.	7,143
242	Northern Trust Corp.	14,968
263	Old Republic International Corp.	4,092
55	PartnerRe Ltd.	5,438
314	People’s United Financial, Inc.	4,449
160	Piedmont Office Realty Trust, Inc., Class A (REIT)	2,765
105	Popular, Inc.*	3,002
55	Post Properties, Inc. (REIT)	2,669
297	Principal Financial Group, Inc.	13,469
63	ProAssurance Corp.	2,864
120	Progressive Corp. (The)	2,939
505	Prologis, Inc. (REIT)	20,801
80	Protective Life Corp.	4,171

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
124	Raymond James Financial, Inc.	$6,545
13	Realogy Holdings Corp.*	617
209	Realty Income Corp. (REIT)	9,284
54	Regency Centers Corp. (REIT)	2,742
1,432	Regions Financial Corp.	15,236
73	Reinsurance Group of America, Inc.	5,620
42	RenaissanceRe Holdings Ltd.	4,011
136	Retail Properties of America, Inc., Class A (REIT)	1,896
8	SEI Investments Co.	269
177	Senior Housing Properties Trust (REIT)	3,947
43	Signature Bank/NY*	5,630
93	SL Green Realty Corp. (REIT)	9,238
450	SLM Corp.	10,773
303	Spirit Realty Capital, Inc. (REIT)	3,309
63	St. Joe Co. (The)*	1,218
45	StanCorp Financial Group, Inc.	2,978
198	Starwood Property Trust, Inc. (REIT)	4,756
40	Starwood Waypoint Residential Trust (REIT)*	1,084
547	SunTrust Banks, Inc.	20,611
46	SVB Financial Group*	5,792
991	Synovus Financial Corp.	3,449
53	Taubman Centers, Inc. (REIT)	3,734
166	TCF Financial Corp.	2,676
236	TD Ameritrade Holding Corp.	7,889
80	TFS Financial Corp.*	946
94	Torchmark Corp.	7,286
370	Two Harbors Investment Corp. (REIT)	3,841
254	UDR, Inc. (REIT)	6,556
271	Unum Group	9,425
86	Validus Holdings Ltd.	3,166
202	Valley National Bancorp	2,036
163	Ventas, Inc. (REIT)	10,176
153	Vornado Realty Trust (REIT)	14,732
110	W. R. Berkley Corp.	4,536
106	Washington Federal, Inc.	2,377
123	Weingarten Realty Investors (REIT)	3,752
6	White Mountains Insurance Group Ltd.	3,477
58	WP Carey, Inc. (REIT)	3,684
296	XL Group PLC	8,998
187	Zions Bancorp.	5,834
		913,988
	Health Care — 4.2%

311	Agilent Technologies, Inc.	17,705
82	Alere, Inc.*	3,013
180	Allscripts Healthcare Solutions, Inc.*	3,343
21	Bio-Rad Laboratories, Inc., Class A*	2,724
1,367	Boston Scientific Corp.*	17,908
346	Cardinal Health, Inc.	24,749
211	CareFusion Corp.*	8,552
27	Charles River Laboratories International, Inc.*	1,604
272	Cigna Corp.	21,648
88	Community Health Systems, Inc.*	3,653
13	Cooper Cos., Inc. (The)	1,667
105	DENTSPLY International, Inc.	4,765
17	Envision Healthcare Holdings, Inc.*	572
270	Forest Laboratories, Inc.*	26,344
251	HCA Holdings, Inc.*	12,851
80	Health Net, Inc.*	2,724
61	Hill-Rom Holdings, Inc.	2,308
193	Hologic, Inc.*	4,204
168	Hospira, Inc.*	7,271
160	Humana, Inc.	17,994
48	LifePoint Hospitals, Inc.*	2,604
36	MEDNAX, Inc.*	2,190
106	Omnicare, Inc.	6,243
9	Patterson Cos., Inc.	370
113	PerkinElmer, Inc.	5,121
12	Premier, Inc., Class A*	401
237	QIAGEN N.V.*	5,273
138	Quest Diagnostics, Inc.	7,314
15	Quintiles Transnational Holdings, Inc.*	812
105	St. Jude Medical, Inc.	7,069
20	Techne Corp.	1,777
42	Teleflex, Inc.	4,284
30	Universal Health Services, Inc., Class B	2,408
90	VCA Antech, Inc.*	2,787
5	Veeva Systems, Inc., Class A*	177
161	Zimmer Holdings, Inc.	15,108
		249,537
	Industrials — 5.5%

45	A. O. Smith Corp.	2,237
186	ADT Corp. (The)	5,712
94	AECOM Technology Corp.*	3,002
99	AGCO Corp.	5,196
71	Air Lease Corp.	2,623
5	Alaska Air Group, Inc.	433
29	Allegion PLC*	1,576
33	Alliant Techsystems, Inc.	4,448
3	AMERCO	699
84	American Airlines Group, Inc.*	3,102
6	B/E Aerospace, Inc.*	505
35	Babcock & Wilcox Co. (The)	1,154
61	Carlisle Cos., Inc.	4,839
75	Cintas Corp.	4,549
36	Con-way, Inc.	1,373
107	Covanta Holding Corp.	1,926
4	Crane Co.	286
470	Delta Air Lines, Inc.	15,609
12	Donaldson Co., Inc.	514
45	Dover Corp.	4,244
3	Dun & Bradstreet Corp. (The)	298
191	Exelis, Inc.	3,902
66	Fluor Corp.	5,128
20	Fortune Brands Home & Security, Inc.	935
47	GATX Corp.	3,050
25	Genesee & Wyoming, Inc., Class A*	2,473
76	Harsco Corp.	1,909
23	HD Supply Holdings, Inc.*	535
17	Hubbell, Inc., Class B	2,032
6	IDEX Corp.	450
81	Ingersoll-Rand PLC	4,952
17	Iron Mountain, Inc.	462
133	Jacobs Engineering Group, Inc.*	8,066
108	Joy Global, Inc.	5,940
48	KAR Auction Services, Inc.	1,496
150	KBR, Inc.	4,143
80	Kennametal, Inc.	3,499
24	Kirby Corp.*	2,511
91	L-3 Communications Holdings, Inc.	10,501
78	Manpowergroup, Inc.	6,096
48	MRC Global, Inc.*	1,235
49	Navistar International Corp.*	1,838
189	Nielsen Holdings N.V.	8,947
89	Oshkosh Corp.	5,147
120	Owens Corning*	5,491
312	PACCAR, Inc.	20,542
151	Parker Hannifin Corp.	18,203
207	Pentair Ltd.	16,728
116	Pitney Bowes, Inc.	2,952

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
167	Quanta Services, Inc.*	$5,880
96	R.R. Donnelley & Sons Co.	1,836
46	Regal-Beloit Corp.	3,390
274	Republic Services, Inc.	9,346
15	Rockwell Collins, Inc.	1,238
53	Ryder System, Inc.	3,992
52	Snap-on, Inc.	5,833
651	Southwest Airlines Co.	14,608
105	Spirit Aerosystems Holdings, Inc., Class A*	3,027
47	SPX Corp.	5,061
150	Stanley Black & Decker, Inc.	12,456
113	Terex Corp.	5,032
282	Textron, Inc.	11,195
88	Timken Co. (The)	5,312
66	Towers Watson & Co., Class A	7,201
80	Trinity Industries, Inc.	5,745
42	Triumph Group, Inc.	2,738
77	URS Corp.	3,581
7	Waste Connections, Inc.	303
45	WESCO International, Inc.*	3,879
176	Xylem, Inc.	6,926
		332,067
	Information Technology — 5.2%

270	Activision Blizzard, Inc.	5,224
213	Altera Corp.	7,734
163	Amdocs Ltd.	7,250
177	Analog Devices, Inc.	8,995
78	AOL, Inc.*	3,415
413	Applied Materials, Inc.	7,830
106	Arrow Electronics, Inc.*	6,003
47	Autodesk, Inc.*	2,466
21	Avago Technologies Ltd.	1,296
139	Avnet, Inc.	6,051
48	AVX Corp.	616
2	Booz Allen Hamilton Holding Corp.	42
450	Brocade Communications Systems, Inc.*	4,306
332	CA, Inc.	11,122
17	CDW Corp.	445
18	CommScope Holding Co., Inc.*	435
152	Computer Sciences Corp.	9,606
216	Compuware Corp.	2,365
97	CoreLogic, Inc.*	3,162
65	Diebold, Inc.	2,430
27	Dolby Laboratories, Inc., Class A*	1,113
6	DST Systems, Inc.	564
41	EchoStar Corp., Class A*	2,043
71	Electronic Arts, Inc.*	2,030
129	Fairchild Semiconductor International, Inc.*	1,816
268	Fidelity National Information Services, Inc.	14,903
4	FireEye, Inc.*	343
69	First Solar, Inc.*	3,938
44	FLIR Systems, Inc.	1,502
37	Freescale Semiconductor Ltd.*	842
92	Harris Corp.	6,791
154	Ingram Micro, Inc., Class A*	4,535
205	Jabil Circuit, Inc.	3,795
55	JDS Uniphase Corp.*	758
418	Juniper Networks, Inc.*	11,177
168	KLA-Tencor Corp.	10,945
126	Lam Research Corp.*	6,518
74	Leidos Holdings, Inc.	3,305
64	Lexmark International, Inc., Class A	2,697
492	LSI Corp.	5,456
400	Marvell Technology Group Ltd.	6,116
1,044	Micron Technology, Inc.*	25,254
68	MICROS Systems, Inc.*	3,775
12	Motorola Solutions, Inc.	794
265	Nuance Communications, Inc.*	4,052
586	NVIDIA Corp.	10,771
23	ON Semiconductor Corp.*	215
33	Paychex, Inc.	1,378
139	Polycom, Inc.*	1,857
9	Riverbed Technology, Inc.*	201
93	Rovi Corp.*	2,310
125	SanDisk Corp.	9,288
42	Science Applications International Corp.	1,567
6	Silicon Laboratories, Inc.*	312
33	Skyworks Solutions, Inc.*	1,170
16	Stratasys Ltd.*	2,034
192	Symantec Corp.	4,124
156	Synopsys, Inc.*	6,302
38	Tech Data Corp.*	2,189
193	Teradyne, Inc.*	3,914
37	Total System Services, Inc.	1,127
110	VeriFone Systems, Inc.*	3,185
133	Vishay Intertechnology, Inc.	1,881
214	Western Digital Corp.	18,616
1,244	Xerox Corp.	13,672
47	Zebra Technologies Corp., Class A*	3,243
591	Zynga, Inc., Class A*	2,990
		308,201
	Materials — 2.5%

51	Albemarle Corp.	3,365
1,084	Alcoa, Inc.	12,726
109	Allegheny Technologies, Inc.	3,464
20	AptarGroup, Inc.	1,323
80	Ashland, Inc.	7,550
69	Avery Dennison Corp.	3,438
58	Bemis Co., Inc.	2,278
65	Cabot Corp.	3,519
47	Carpenter Technology Corp.	2,780
60	CF Industries Holdings, Inc.	15,054
155	Cliffs Natural Resources, Inc.	3,105
21	Crown Holdings, Inc.*	945
37	Cytec Industries, Inc.	3,503
33	Domtar Corp.	3,656
26	Greif, Inc., Class A	1,302
196	Huntsman Corp.	4,775
63	International Paper Co.	3,080
21	Kronos Worldwide, Inc.	321
179	MeadWestvaco Corp.	6,700
499	Newmont Mining Corp.	11,607
322	Nucor Corp.	16,177
69	Owens-Illinois, Inc.*	2,340
78	Reliance Steel & Aluminum Co.	5,404
20	Rock-Tenn Co., Class A	2,232
20	Rockwood Holdings, Inc.	1,578
49	Royal Gold, Inc.	3,367
9	RPM International, Inc.	377
7	Sigma-Aldrich Corp.	661
103	Sonoco Products Co.	4,324
223	Steel Dynamics, Inc.	3,889
75	Tahoe Resources, Inc.*	1,756
146	United States Steel Corp.	3,536
132	Vulcan Materials Co.	8,967
3	Westlake Chemical Corp.	400
10	WR Grace & Co.*	1,013
		150,512
	Telecommunication Services — 0.3%

1,011	Frontier Communications Corp.	4,934

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
21	Intelsat S.A.*	$417
109	Level 3 Communications, Inc.*	4,013
95	Telephone & Data Systems, Inc.	2,165
193	T-Mobile US, Inc.*	5,886
13	United States Cellular Corp.	469
33	Windstream Holdings, Inc.	265
		18,149
	Utilities — 5.5%

629	AES Corp. (The)	8,586
120	AGL Resources, Inc.	5,645
112	Alliant Energy Corp.	6,075
246	Ameren Corp.	9,941
180	American Water Works Co., Inc.	8,071
22	Aqua America, Inc.	554
100	Atmos Energy Corp.	4,610
329	Calpine Corp.*	6,267
434	CenterPoint Energy, Inc.	10,264
270	CMS Energy Corp.	7,676
297	Consolidated Edison, Inc.	16,647
176	DTE Energy Co.	12,630
330	Edison International	17,282
181	Entergy Corp.	11,551
424	FirstEnergy Corp.	13,051
156	Great Plains Energy, Inc.	4,098
100	Hawaiian Electric Industries, Inc.	2,541
80	Integrys Energy Group, Inc.	4,582
191	MDU Resources Group, Inc.	6,486
75	National Fuel Gas Co.	5,634
316	NiSource, Inc.	11,003
319	Northeast Utilities	14,180
327	NRG Energy, Inc.	9,506
201	OGE Energy Corp.	7,236
3	ONE Gas, Inc.*	102
13	ONEOK, Inc.	769
252	Pepco Holdings, Inc.	5,138
111	Pinnacle West Capital Corp.	6,177
640	PPL Corp.	20,666
513	Public Service Enterprise Group, Inc.	18,807
155	Questar Corp.	3,681
141	SCANA Corp.	6,979
247	Sempra Energy	23,334
220	TECO Energy, Inc.	3,692
115	UGI Corp.	5,139
83	Vectren Corp.	3,193
129	Westar Energy, Inc.	4,414
232	Wisconsin Energy Corp.	10,199
504	Xcel Energy, Inc.	15,266
		331,672
	Total Common Stocks (Cost $2,727,094)	2,837,624

Principal Amount
	U.S. Government & Agency Security (a) — 3.9%
	Federal Home Loan Bank
$235,380	0.00%, due 03/03/14	235,380
	Total U.S. Government & Agency Security (Cost $235,380)	235,380

	Repurchase Agreements (a)(b) — 36.2%
2,169,387	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $2,169,396	2,169,387
	Total Repurchase Agreements (Cost $2,169,387)	2,169,387

	Total Investment Securities (Cost $5,131,861) — 87.6%	5,242,391
	Other assets less liabilities — 12.4%	743,279
	Net Assets — 100.0%	$5,985,670

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $243,187.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                Real Estate Investment Trust

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$117,866
Aggregate gross unrealized depreciation	(7,360)
Net unrealized appreciation	$110,506
Federal income tax cost of investments	$5,131,885

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Bank of America, N.A., based on the Russell Midcap® Value Index	0.31%	11/06/15	$239,098	$13,793

Equity Index Swap Agreement with Credit Suisse International, based on the Russell Midcap® Value Index	0.26%	11/06/15	207,139	(4,257)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	0.22%	11/06/15	2,787,851	133,742

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell Midcap® Value Index	0.41%	11/06/15	1,192,365	54,743

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	0.56%	11/06/15	2,898,267	457,227

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	0.51%	01/06/15	314,046	17,978

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell Mid-Cap Value ETF	0.12%	11/06/15	1,216,004	84,485

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell Mid-Cap Value ETF	0.16%	11/06/15	278,420	46,710

				$804,421

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Growth

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 56.7%
	Consumer Discretionary — 14.0%

32	Aaron’s, Inc.	$983
25	Abercrombie & Fitch Co., Class A	991
202	Advance Auto Parts, Inc.	25,727
13	Allison Transmission Holdings, Inc.	387
166	AMC Networks, Inc., Class A*	12,619
343	American Eagle Outfitters, Inc.	4,984
51	Ascena Retail Group, Inc.*	933
141	AutoNation, Inc.*	7,422
98	AutoZone, Inc.*	52,767
107	Bally Technologies, Inc.*	7,249
604	Bed Bath & Beyond, Inc.*	40,963
202	Best Buy Co., Inc.	5,379
43	Big Lots, Inc.*	1,271
639	BorgWarner, Inc.	39,267
183	Brinker International, Inc.	10,065
278	Burger King Worldwide, Inc.	7,389
131	Cabela’s, Inc.*	8,688
539	Cablevision Systems Corp., Class A	9,486
621	CarMax, Inc.*	30,075
151	Carter’s, Inc.	11,375
183	Charter Communications, Inc., Class A*	23,199
420	Chico’s FAS, Inc.	6,943
85	Chipotle Mexican Grill, Inc.*	48,043
4	Choice Hotels International, Inc.	195
319	Cinemark Holdings, Inc.	9,385
117	Clear Channel Outdoor Holdings, Inc., Class A	1,176
777	Coach, Inc.	37,925
234	Darden Restaurants, Inc.	11,948
42	Deckers Outdoor Corp.*	3,123
864	Delphi Automotive PLC	57,517
273	Dick’s Sporting Goods, Inc.	14,652
50	Dillard’s, Inc., Class A	4,629
677	Discovery Communications, Inc., Class A*	56,408
577	DISH Network Corp., Class A*	33,951
905	Dollar General Corp.*	54,210
575	Dollar Tree, Inc.*	31,493
156	Domino’s Pizza, Inc.	12,333
179	DSW, Inc., Class A	6,888
295	Dunkin’ Brands Group, Inc.	15,243
295	Expedia, Inc.	23,166
266	Family Dollar Stores, Inc.	17,423
49	Foot Locker, Inc.	2,044
134	Fossil Group, Inc.*	15,398
772	Gap, Inc. (The)	33,775
228	Gentex Corp.	7,152
405	Genuine Parts Co.	35,677
272	GNC Holdings, Inc., Class A	12,653
679	Goodyear Tire & Rubber Co. (The)	18,245
1,161	Groupon, Inc.*	9,648
753	H&R Block, Inc.	23,825
272	Hanesbrands, Inc.	19,932
620	Harley-Davidson, Inc.	40,957
270	Hasbro, Inc.	14,893
168	HomeAway, Inc.*	7,706
682	International Game Technology	10,291
539	Interpublic Group of Cos., Inc. (The)	9,551
352	Jarden Corp.*	21,637
664	L Brands, Inc.	37,403
218	Lamar Advertising Co., Class A*	11,687
25	Lear Corp.	2,030
119	Liberty Interactive Corp., Class A*	3,475
102	Liberty Ventures*	14,536
223	Lions Gate Entertainment Corp.	6,857
826	LKQ Corp.*	23,037
822	Macy’s, Inc.	47,561
169	Madison Square Garden Co. (The), Class A*	9,635
569	Marriott International, Inc., Class A	30,857
955	Mattel, Inc.	35,631
557	Michael Kors Holdings Ltd.*	54,603
57	Morningstar, Inc.	4,769
139	Netflix, Inc.*	61,943
462	Newell Rubbermaid, Inc.	14,835
401	Nordstrom, Inc.	24,654
70	Norwegian Cruise Line Holdings Ltd.*	2,399
11	NVR, Inc.*	13,112
715	Omnicom Group, Inc.	54,111
305	O’Reilly Automotive, Inc.*	46,009
73	Panera Bread Co., Class A*	13,236
286	PetSmart, Inc.	19,179
179	Polaris Industries, Inc.	23,991
1,071	PulteGroup, Inc.	22,480
199	PVH Corp.	25,160
166	Ralph Lauren Corp.	26,739
50	Regal Entertainment Group, Class A	920
608	Ross Stores, Inc.	44,262
469	Sally Beauty Holdings, Inc.*	13,460
303	Scripps Networks Interactive, Inc., Class A	24,616
84	SeaWorld Entertainment, Inc.	2,868
457	Service Corp. International	8,541
19	Signet Jewelers Ltd.	1,816
183	Six Flags Entertainment Corp.	7,466
229	Starwood Hotels & Resorts Worldwide, Inc.	18,883
264	Starz, Class A*	8,443
77	Taylor Morrison Home Corp., Class A*	1,934
167	Tempur Sealy International, Inc.*	8,662
231	Tesla Motors, Inc.*	56,551
122	Thor Industries, Inc.	6,833
309	Tiffany & Co.	28,814
386	Tractor Supply Co.	27,236
310	TripAdvisor, Inc.*	31,074
146	Tupperware Brands Corp.	11,476
176	Ulta Salon Cosmetics & Fragrance, Inc.*	15,785
232	Under Armour, Inc., Class A*	26,251
298	Urban Outfitters, Inc.*	11,157
968	VF Corp.	56,715
138	Visteon Corp.*	11,513
41	Weight Watchers International, Inc.	872
15	Whirlpool Corp.	2,170
270	Williams-Sonoma, Inc.	15,725
354	Wyndham Worldwide Corp.	25,800
223	Wynn Resorts Ltd.	54,075
22	zulily, Inc., Class A*	1,505
		2,186,606
	Consumer Staples — 4.5%

1,198	Avon Products, Inc.	18,533
418	Brown-Forman Corp., Class B	35,029
320	Campbell Soup Co.	13,859
382	Church & Dwight Co., Inc.	25,968
304	Clorox Co. (The)	26,533
718	Coca-Cola Enterprises, Inc.	33,804
1,066	ConAgra Foods, Inc.	30,274
400	Constellation Brands, Inc., Class A*	32,412
105	Coty, Inc., Class A	1,559
564	Dr. Pepper Snapple Group, Inc.	29,390
473	Flowers Foods, Inc.	9,730
114	Fresh Market, Inc. (The)*	3,819

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
413	Green Mountain Coffee Roasters, Inc.	$45,339
236	Herbalife Ltd.	15,718
415	Hershey Co. (The)	43,915
340	Hillshire Brands Co. (The)	12,767
371	Hormel Foods Corp.	17,604
26	Ingredion, Inc.	1,712
39	J.M. Smucker Co. (The)	3,900
1,438	Kroger Co. (The)	60,310
1,045	Lorillard, Inc.	51,268
365	McCormick & Co., Inc. (Non-Voting)	24,236
560	Mead Johnson Nutrition Co.	45,668
371	Monster Beverage Corp.*	27,454
162	Nu Skin Enterprises, Inc., Class A	13,530
53	Pinnacle Foods, Inc.	1,501
52	Safeway, Inc.	1,947
40	Sprouts Farmers Market, Inc.*	1,561
383	WhiteWave Foods Co. (The), Class A*	10,839
1,026	Whole Foods Market, Inc.	55,455
		695,634
	Energy — 3.3%

47	Antero Resources Corp.*	2,836
29	Atwood Oceanics, Inc.*	1,374
1,165	Cabot Oil & Gas Corp.	40,775
386	Cameron International Corp.*	24,727
667	Cheniere Energy, Inc.*	32,970
698	Cobalt International Energy, Inc.*	13,457
290	Concho Resources, Inc.*	35,128
118	Continental Resources, Inc.*	14,103
43	CVR Energy, Inc.	1,692
211	Dresser-Rand Group, Inc.*	11,464
112	Dril-Quip, Inc.*	12,047
381	EQT Corp.	38,973
656	FMC Technologies, Inc.*	32,957
43	Frank’s International N.V.	1,017
192	Gulfport Energy Corp.*	12,691
280	Kosmos Energy Ltd.*	3,074
105	Laredo Petroleum, Inc.*	2,739
126	Noble Energy, Inc.	8,664
278	Oasis Petroleum, Inc.*	12,113
299	Oceaneering International, Inc.	21,402
279	Pioneer Natural Resources Co.	56,129
50	QEP Resources, Inc.	1,447
451	Range Resources Corp.	38,809
140	RPC, Inc.	2,577
977	Seadrill Ltd.	36,110
183	SM Energy Co.	13,496
972	Southwestern Energy Co.*	40,183
26	Whiting Petroleum Corp.*	1,786
38	World Fuel Services Corp.	1,711
		516,451
	Financials — 4.9%

146	Affiliated Managers Group, Inc.*	27,455
32	Allied World Assurance Co. Holdings AG	3,191
29	American Financial Group, Inc./OH	1,658
27	American Homes 4 Rent, Class A (REIT)	442
178	Ameriprise Financial, Inc.	19,400
659	Aon PLC	56,410
221	Apartment Investment & Management Co., Class A (REIT)	6,606
23	Arch Capital Group Ltd.*	1,291
350	Arthur J. Gallagher & Co.	16,170
15	Artisan Partners Asset Management, Inc., Class A	948
79	Axis Capital Holdings Ltd.	3,474
40	Boston Properties, Inc. (REIT)	4,497
25	Brixmor Property Group, Inc. (REIT)	552
149	Brown & Brown, Inc.	4,485
147	CBL & Associates Properties, Inc. (REIT)	2,615
241	CBOE Holdings, Inc.	13,021
772	CBRE Group, Inc., Class A*	21,577
202	Corrections Corp. of America (REIT)	6,737
924	Crown Castle International Corp. (REIT)*	70,132
279	Digital Realty Trust, Inc. (REIT)	15,111
332	Eaton Vance Corp.	12,563
41	Endurance Specialty Holdings Ltd.	2,138
167	Equity Lifestyle Properties, Inc. (REIT)	6,722
69	Erie Indemnity Co., Class A	5,008
25	Extra Space Storage, Inc. (REIT)	1,228
119	Federal Realty Investment Trust (REIT)	13,246
189	Federated Investors, Inc., Class B	5,179
58	Fidelity National Financial, Inc., Class A	1,918
35	Hanover Insurance Group, Inc. (The)	2,059
201	IntercontinentalExchange Group, Inc.	41,977
354	Lazard Ltd., Class A	15,926
110	Leucadia National Corp.	3,073
115	LPL Financial Holdings, Inc.	6,173
358	McGraw Hill Financial, Inc.	28,518
538	Moody’s Corp.	42,502
140	MSCI, Inc.*	6,119
59	Nationstar Mortgage Holdings, Inc.*	1,701
287	Ocwen Financial Corp.*	10,745
338	Omega Healthcare Investors, Inc. (REIT)	10,802
489	Plum Creek Timber Co., Inc. (REIT)	21,169
1,341	Progressive Corp. (The)	32,841
348	Rayonier, Inc. (REIT)	16,387
296	Realogy Holdings Corp.*	14,048
106	Regency Centers Corp. (REIT)	5,382
377	SEI Investments Co.	12,656
38	Senior Housing Properties Trust (REIT)	847
13	Signature Bank/NY*	1,702
198	Spirit Realty Capital, Inc. (REIT)	2,162
12	St. Joe Co. (The)*	232
717	T. Rowe Price Group, Inc.	58,199
261	Tanger Factory Outlet Centers, Inc. (REIT)	8,955
32	Taubman Centers, Inc. (REIT)	2,254
22	Validus Holdings Ltd.	810
366	Ventas, Inc. (REIT)	22,849
100	Vornado Realty Trust (REIT)	9,629
238	Waddell & Reed Financial, Inc., Class A	16,589
1,610	Weyerhaeuser Co. (REIT)	47,511
		767,591
	Health Care — 8.1%

480	Actavis PLC*	105,994
112	Agilent Technologies, Inc.	6,376
540	Alexion Pharmaceuticals, Inc.*	95,472
374	Alkermes PLC*	18,203
638	AmerisourceBergen Corp.	43,288
511	ARIAD Pharmaceuticals, Inc.*	4,441
384	BioMarin Pharmaceutical, Inc.*	31,104
275	Brookdale Senior Living, Inc.*	9,223

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
303	Bruker Corp.*	$6,890
223	C.R. Bard, Inc.	32,148
569	Catamaran Corp.*	25,650
820	Cerner Corp.*	50,323
61	Charles River Laboratories International, Inc.*	3,624
46	Cigna Corp.	3,661
70	Community Health Systems, Inc.*	2,906
99	Cooper Cos., Inc. (The)	12,693
155	Covance, Inc.*	16,052
180	Cubist Pharmaceuticals, Inc.*	14,314
509	DaVita HealthCare Partners, Inc.*	34,984
111	DENTSPLY International, Inc.	5,037
312	Edwards Lifesciences Corp.*	21,765
371	Endo Health Solutions, Inc.*	29,613
86	Envision Healthcare Holdings, Inc.*	2,895
54	HCA Holdings, Inc.*	2,765
241	Henry Schein, Inc.*	28,689
218	Hologic, Inc.*	4,748
150	IDEXX Laboratories, Inc.*	18,885
344	Illumina, Inc.*	58,993
285	Incyte Corp.*	18,314
143	Jazz Pharmaceuticals PLC*	21,728
242	Laboratory Corp. of America Holdings*	22,637
207	Medivation, Inc.*	14,885
180	MEDNAX, Inc.*	10,948
83	Mettler-Toledo International, Inc.*	20,398
1,054	Mylan, Inc.*	58,571
207	Myriad Genetics, Inc.*	7,495
216	Patterson Cos., Inc.	8,891
349	Perrigo Co. PLC	57,389
162	Pharmacyclics, Inc.*	22,463
58	Premier, Inc., Class A*	1,940
27	Quest Diagnostics, Inc.	1,431
34	Quintiles Transnational Holdings, Inc.*	1,841
394	ResMed, Inc.	17,344
170	Salix Pharmaceuticals Ltd.*	18,346
278	Seattle Genetics, Inc.*	14,620
152	Sirona Dental Systems, Inc.*	10,710
498	St. Jude Medical, Inc.	33,525
47	Techne Corp.	4,175
286	Tenet Healthcare Corp.*	12,618
218	Theravance, Inc.*	8,066
129	United Therapeutics Corp.*	13,083
169	Universal Health Services, Inc., Class B	13,567
300	Varian Medical Systems, Inc.*	25,149
27	Veeva Systems, Inc., Class A*	953
644	Vertex Pharmaceuticals, Inc.*	52,074
237	Waters Corp.*	26,402
26	Zimmer Holdings, Inc.	2,440
1,382	Zoetis, Inc.	42,870
		1,255,609
	Industrials — 8.4%

92	A. O. Smith Corp.	4,572
27	AECOM Technology Corp.*	862
179	Alaska Air Group, Inc.	15,509
196	Allegion PLC*	10,653
11	AMERCO	2,562
316	American Airlines Group, Inc.*	11,670
673	AMETEK, Inc.	35,831
70	Armstrong World Industries, Inc.*	3,842
298	Avis Budget Group, Inc.*	14,003
256	B/E Aerospace, Inc.*	21,568
214	Babcock & Wilcox Co. (The)	7,053
419	C.H. Robinson Worldwide, Inc.	21,729
9	Carlisle Cos., Inc.	714
278	Chicago Bridge & Iron Co. N.V.	23,405
80	Cintas Corp.	4,853
167	Clean Harbors, Inc.*	7,892
288	Colfax Corp.*	20,485
57	Con-way, Inc.	2,174
92	Copa Holdings S.A., Class A	12,462
309	Copart, Inc.*	11,257
124	Crane Co.	8,856
1,085	Delta Air Lines, Inc.	36,033
374	Donaldson Co., Inc.	16,022
349	Dover Corp.	32,911
102	Dun & Bradstreet Corp. (The)	10,119
333	Equifax, Inc.	23,330
571	Expeditors International of Washington, Inc.	22,560
820	Fastenal Co.	38,696
395	Flowserve Corp.	32,078
270	Fluor Corp.	20,976
401	Fortune Brands Home & Security, Inc.	18,743
52	Genesee & Wyoming, Inc., Class A*	5,144
169	Graco, Inc.	13,187
15	Harsco Corp.	377
107	HD Supply Holdings, Inc.*	2,490
958	Hertz Global Holdings, Inc.*	26,834
277	Hexcel Corp.*	12,465
119	Hubbell, Inc., Class B	14,225
139	Huntington Ingalls Industries, Inc.	14,085
212	IDEX Corp.	15,915
182	IHS, Inc., Class A*	21,818
547	Ingersoll-Rand PLC	33,444
424	Iron Mountain, Inc.	11,533
249	ITT Corp.	10,931
253	J.B. Hunt Transport Services, Inc.	18,183
305	Kansas City Southern	28,646
79	KAR Auction Services, Inc.	2,462
93	Kirby Corp.*	9,729
129	Landstar System, Inc.	7,445
139	Lennox International, Inc.	12,771
230	Lincoln Electric Holdings, Inc.	17,243
369	Manitowoc Co., Inc. (The)	11,417
987	Masco Corp.	23,046
98	MRC Global, Inc.*	2,521
131	MSC Industrial Direct Co., Inc., Class A	11,309
20	Navistar International Corp.*	750
87	Nielsen Holdings N.V.	4,119
178	Nordson Corp.	13,022
196	Old Dominion Freight Line, Inc.*	10,435
126	PACCAR, Inc.	8,296
308	Pall Corp.	26,488
242	Pitney Bowes, Inc.	6,159
121	Quanta Services, Inc.*	4,260
272	R.R. Donnelley & Sons Co.	5,203
386	Robert Half International, Inc.	15,803
386	Rockwell Automation, Inc.	47,416
334	Rockwell Collins, Inc.	27,568
176	Rollins, Inc.	5,255
274	Roper Industries, Inc.	37,160
18	Snap-on, Inc.	2,019
65	SolarCity Corp.*	5,522
220	Southwest Airlines Co.	4,937
43	Spirit Aerosystems Holdings, Inc., Class A*	1,240
39	Stanley Black & Decker, Inc.	3,239
239	Stericycle, Inc.*	27,246
160	Toro Co. (The)	10,597
145	TransDigm Group, Inc.	25,830

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
29	Triumph Group, Inc.	$1,891
984	United Continental Holdings, Inc.*	44,241
261	United Rentals, Inc.*	23,057
74	Valmont Industries, Inc.	10,777
419	Verisk Analytics, Inc., Class A*	26,697
163	W.W. Grainger, Inc.	41,568
161	WABCO Holdings, Inc.*	16,494
266	Wabtec Corp.	21,112
322	Waste Connections, Inc.	13,933
31	Xylem, Inc.	1,220
		1,314,194
	Information Technology — 9.4%

278	3D Systems Corp.*	21,117
1,675	Advanced Micro Devices, Inc.*	6,214
491	Akamai Technologies, Inc.*	30,015
136	Alliance Data Systems Corp.*	38,775
305	Altera Corp.	11,075
442	Amphenol Corp., Class A	38,905
368	Analog Devices, Inc.	18,702
258	ANSYS, Inc.*	21,548
2,196	Applied Materials, Inc.	41,636
1,185	Atmel Corp.*	9,551
493	Autodesk, Inc.*	25,863
623	Avago Technologies Ltd.	38,439
80	Booz Allen Hamilton Holding Corp.	1,682
335	Broadridge Financial Solutions, Inc.	12,650
783	Cadence Design Systems, Inc.*	12,003
26	CDW Corp.	680
517	Citrix Systems, Inc.*	31,046
66	CommScope Holding Co., Inc.*	1,596
129	Concur Technologies, Inc.*	15,925
326	Cree, Inc.*	20,026
50	Dolby Laboratories, Inc., Class A*	2,061
77	DST Systems, Inc.	7,236
643	Electronic Arts, Inc.*	18,383
136	Equinix, Inc.*	25,835
218	F5 Networks, Inc.*	24,490
122	FactSet Research Systems, Inc.	12,845
80	Fidelity National Information Services, Inc.	4,449
36	FireEye, Inc.*	3,083
736	Fiserv, Inc.*	42,725
188	FleetCor Technologies, Inc.*	24,427
273	FLIR Systems, Inc.	9,320
375	Fortinet, Inc.*	8,681
82	Freescale Semiconductor Ltd.*	1,865
259	Gartner, Inc.*	18,016
465	Genpact Ltd.*	7,756
199	Global Payments, Inc.	13,996
53	Harris Corp.	3,912
206	IAC/InterActiveCorp	15,971
299	Informatica Corp.*	12,426
821	Intuit, Inc.	64,161
90	IPG Photonics Corp.*	6,459
238	Jack Henry & Associates, Inc.	13,835
493	JDS Uniphase Corp.*	6,794
259	Juniper Networks, Inc.*	6,926
105	Lam Research Corp.*	5,432
645	Linear Technology Corp.	30,212
268	LinkedIn Corp., Class A*	54,683
176	LSI Corp.	1,952
805	Maxim Integrated Products, Inc.	26,332
545	Microchip Technology, Inc.	24,825
32	MICROS Systems, Inc.*	1,776
592	Motorola Solutions, Inc.	39,190
266	National Instruments Corp.	7,706
455	NCR Corp.*	15,493
940	NetApp, Inc.	37,985
97	NetSuite, Inc.*	11,164
182	NeuStar, Inc., Class A*	6,519
1,184	ON Semiconductor Corp.*	11,059
92	Palo Alto Networks, Inc.*	6,546
392	Pandora Media, Inc.*	14,669
810	Paychex, Inc.	33,826
312	Rackspace Hosting, Inc.*	11,472
524	Red Hat, Inc.*	30,911
427	Riverbed Technology, Inc.*	9,514
33	Rovi Corp.*	820
284	SanDisk Corp.	21,101
218	ServiceNow, Inc.*	14,837
102	Silicon Laboratories, Inc.*	5,301
439	Skyworks Solutions, Inc.*	15,567
181	SolarWinds, Inc.*	8,359
190	Solera Holdings, Inc.	13,000
312	Splunk, Inc.*	28,938
54	Stratasys Ltd.*	6,865
1,402	Symantec Corp.	30,115
26	Tableau Software, Inc., Class A*	2,453
452	Teradata Corp.*	20,756
454	TIBCO Software, Inc.*	9,893
351	Total System Services, Inc.	10,691
707	Trimble Navigation Ltd.*	26,972
242	Vantiv, Inc., Class A*	7,703
358	VeriSign, Inc.*	19,729
1,540	Western Union Co. (The)	25,764
112	Workday, Inc., Class A*	12,311
730	Xilinx, Inc.	38,106
13	Zebra Technologies Corp., Class A*	897
		1,454,544
	Materials — 3.3%

181	Airgas, Inc.	19,512
86	Albemarle Corp.	5,675
129	AptarGroup, Inc.	8,536
87	Avery Dennison Corp.	4,334
411	Ball Corp.	22,835
125	Bemis Co., Inc.	4,910
441	Celanese Corp.	23,545
92	Compass Minerals International, Inc.	7,852
339	Crown Holdings, Inc.*	15,262
137	Eagle Materials, Inc.	12,111
428	Eastman Chemical Co.	37,420
376	FMC Corp.	29,020
17	Greif, Inc., Class A	851
225	International Flavors & Fragrances, Inc.	21,103
1,058	International Paper Co.	51,726
127	Martin Marietta Materials, Inc.	15,491
26	NewMarket Corp.	9,611
267	Owens-Illinois, Inc.*	9,057
271	Packaging Corp. of America	19,753
143	Rock-Tenn Co., Class A	15,962
147	Rockwood Holdings, Inc.	11,595
45	Royal Gold, Inc.	3,092
343	RPM International, Inc.	14,358
119	Scotts Miracle-Gro Co. (The), Class A	6,796
542	Sealed Air Corp.	18,450
245	Sherwin-Williams Co. (The)	49,117
314	Sigma-Aldrich Corp.	29,645
122	Silgan Holdings, Inc.	5,882
30	Tahoe Resources, Inc.*	703
246	Valspar Corp. (The)	18,388
49	Westlake Chemical Corp.	6,533
183	WR Grace & Co.*	18,545
		517,670

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Telecommunication Services — 0.4%
4	Intelsat S.A.*	$79
150	Level 3 Communications, Inc.*	5,523
353	SBA Communications Corp., Class A*	33,595
389	tw telecom, inc.*	11,907
1,549	Windstream Holdings, Inc.	12,423
		63,527
	Utilities — 0.4%

426	Aqua America, Inc.	10,731
117	Calpine Corp.*	2,229
145	ITC Holdings Corp.	14,877
134	ONE Gas, Inc.*	4,553
536	ONEOK, Inc.	31,699
62	Questar Corp.	1,473
		65,562
	Total Common Stocks (Cost $6,974,123)	8,837,388

Principal Amount
	U.S. Government & Agency Security (a) — 3.5%
	Federal Home Loan Bank
$540,532	0.00%, due 03/03/14	540,532
	Total U.S. Government & Agency Security (Cost $540,532)	540,532

	Repurchase Agreements (a)(b) — 31.1%
4,837,578	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $4,837,596	4,837,578
	Total Repurchase Agreements (Cost $4,837,578)	4,837,578

	Total Investment Securities (Cost $12,352,233) — 91.3%	14,215,498
	Other assets less liabilities — 8.7%	1,362,088
	Net Assets — 100.0%	$15,577,586

*                      Non-income producing security.

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $1,134,649.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,941,137
Aggregate gross unrealized depreciation	(88,528)
Net unrealized appreciation	$1,852,609
Federal income tax cost of investments	$12,362,889

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell Midcap® Growth Index	0.26%	11/06/15	$42,119	$3,564

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	0.22%	11/06/15	13,714,041	760,523

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell Midcap® Growth Index	0.41%	11/06/15	272,163	30,744

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	0.56%	11/06/15	5,481,955	363,314

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	0.51%	01/06/15	2,485,196	164,976

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell Mid-Cap Growth ETF	0.12%	11/06/15	4,968	2,110

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell Mid-Cap Growth ETF	0.16%	11/06/15	316,956	98,009

				$1,423,240

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Value

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 57.6%
	Consumer Discretionary — 6.1%

54	1-800-Flowers.com, Inc., Class A*	$284
176	A.H. Belo Corp., Class A	1,943
539	American Apparel, Inc.*	388
191	American Axle & Manufacturing Holdings, Inc.*	3,692
18	America’s Car-Mart, Inc.*	652
34	Asbury Automotive Group, Inc.*	1,729
114	Ascent Capital Group, Inc., Class A*	8,371
351	Barnes & Noble, Inc.*	6,725
101	Bassett Furniture Industries, Inc.	1,513
38	Beasley Broadcasting Group, Inc., Class A	341
102	Beazer Homes USA, Inc.*	2,365
323	bebe stores, inc.	1,961
13	Biglari Holdings, Inc.*	5,837
211	Black Diamond, Inc.*	2,232
219	Bob Evans Farms, Inc.	11,331
154	Body Central Corp.*	480
8	Bon-Ton Stores, Inc. (The)	87
13	Bravo Brio Restaurant Group, Inc.*	201
140	Bridgepoint Education, Inc.*	2,701
153	Brown Shoe Co., Inc.	3,761
45	Brunswick Corp.	2,016
64	Burlington Stores, Inc.*	1,744
42	Caesars Entertainment Corp.*	1,090
661	Callaway Golf Co.	5,566
513	Career Education Corp.*	3,791
154	Carmike Cinemas, Inc.*	4,581
220	Carrols Restaurant Group, Inc.*	1,562
205	Cato Corp. (The), Class A	5,754
7	Cavco Industries, Inc.*	549
712	Central European Media Enterprises Ltd., Class A*	3,375
142	Children’s Place Retail Stores, Inc. (The)*	7,692
136	Citi Trends, Inc.*	2,230
101	ClubCorp Holdings, Inc.	1,759
120	Columbia Sportswear Co.	9,971
60	Container Store Group, Inc. (The)*	2,149
519	Cooper Tire & Rubber Co.	12,939
92	Core-Mark Holding Co., Inc.	7,194
737	Corinthian Colleges, Inc.*	1,150
111	Crocs, Inc.*	1,691
254	Crown Media Holdings, Inc., Class A*	851
79	CSS Industries, Inc.	2,133
9	Culp, Inc.	173
180	Cumulus Media, Inc., Class A*	1,181
8	Daily Journal Corp.*	1,280
1,252	Dana Holding Corp.	27,143
56	Del Frisco’s Restaurant Group, Inc.*	1,458
194	Denny’s Corp.*	1,319
13	Destination Maternity Corp.	367
391	Destination XL Group, Inc.*	2,229
159	Dex Media, Inc.*	1,159
87	Diamond Resorts International, Inc.*	1,583
73	DineEquity, Inc.	6,114
291	E.W. Scripps Co. (The), Class A*	5,709
6	Einstein Noah Restaurant Group, Inc.	89
222	Entercom Communications Corp., Class A*	2,196
33	Ethan Allen Interiors, Inc.	829
183	Federal-Mogul Corp.*	3,448
301	Finish Line, Inc. (The), Class A	8,133
46	Flexsteel Industries, Inc.	1,709
47	Fox Factory Holding Corp.*	785
341	Fred’s, Inc., Class A	6,796
174	FTD Cos., Inc.*	5,398
131	Fuel Systems Solutions, Inc.*	1,683
38	G-III Apparel Group Ltd.*	2,641
63	Genesco, Inc.*	4,678
154	Global Sources Ltd.*	1,046
62	Gordmans Stores, Inc.	394
436	Gray Television, Inc.*	5,123
202	Group 1 Automotive, Inc.	13,485
400	Harte-Hanks, Inc.	3,196
140	Haverty Furniture Cos., Inc.	4,081
297	Helen of Troy Ltd.*	19,397
112	hhgregg, Inc.*	1,186
100	Hooker Furniture Corp.	1,510
61	Houghton Mifflin Harcourt Co.*	1,239
310	Hovnanian Enterprises, Inc., Class A*	1,882
256	Iconix Brand Group, Inc.*	10,301
259	International Speedway Corp., Class A	8,736
197	Isle of Capri Casinos, Inc.*	1,773
79	Jack in the Box, Inc.*	4,539
179	JAKKS Pacific, Inc.	1,282
46	Johnson Outdoors, Inc., Class A	1,015
745	Jones Group, Inc. (The)	11,130
222	JoS. A. Bank Clothiers, Inc.*	13,782
410	Journal Communications, Inc., Class A*	3,760
4	JTH Holding, Inc., Class A*	101
1,115	Kate Spade & Co.*	38,155
38	Kirkland’s, Inc.*	672
360	La-Z-Boy, Inc.	9,194
592	LeapFrog Enterprises, Inc.*	4,310
39	LGI Homes, Inc.*	663
189	Life Time Fitness, Inc.*	8,921
95	Lifetime Brands, Inc.	1,590
155	Lincoln Educational Services Corp.	697
1,308	Live Nation Entertainment, Inc.*	29,678
185	Luby’s, Inc.*	1,175
161	M/I Homes, Inc.*	4,009
172	Marcus Corp. (The)	2,427
228	MarineMax, Inc.*	3,283
271	Marriott Vacations Worldwide Corp.*	14,211
227	Martha Stewart Living Omnimedia, Inc., Class A*	1,194
144	Matthews International Corp., Class A	5,908
113	McClatchy Co. (The), Class A*	600
290	MDC Holdings, Inc.	9,045
233	MDC Partners, Inc., Class A	5,240
182	Media General, Inc.*	3,453
441	Men’s Wearhouse, Inc. (The)	23,721
332	Meredith Corp.	15,538
63	Meritage Homes Corp.*	3,037
439	Modine Manufacturing Co.*	6,493
37	Monarch Casino & Resort, Inc.*	697
146	Morgans Hotel Group Co.*	1,168
155	Movado Group, Inc.	6,102
44	NACCO Industries, Inc., Class A	2,580
394	National CineMedia, Inc.	6,052
109	New York & Co., Inc.*	483
1,199	New York Times Co. (The), Class A	19,688
13	Noodles & Co.*	518
3,892	Office Depot, Inc.*	19,188
891	Orient-Express Hotels Ltd., Class A*	13,721
51	Pacific Sunwear of California, Inc.*	146
305	Penske Automotive Group, Inc.	13,203
494	Pep Boys-Manny Moe & Jack (The)*	6,219
115	Perry Ellis International, Inc.*	1,604

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
40	Pinnacle Entertainment, Inc.*	$972
19	Potbelly Corp.*	407
332	Quiksilver, Inc.*	2,590
86	R.G. Barry Corp.	1,593
927	RadioShack Corp.*	2,484
162	Reading International, Inc., Class A*	1,202
16	Red Robin Gourmet Burgers, Inc.*	1,247
442	Regis Corp.	6,214
130	Remy International, Inc.	2,898
496	Rent-A-Center, Inc.	12,469
6	Rentrak Corp.*	385
23	RetailMeNot, Inc.*	961
567	Ruby Tuesday, Inc.*	3,476
32	Saga Communications, Inc., Class A	1,565
97	Salem Communications Corp., Class A	882
246	Scholastic Corp.	8,679
112	Scientific Games Corp., Class A*	1,501
171	SEACOR Holdings, Inc.*	15,127
28	Sears Hometown and Outlet Stores, Inc.*	648
31	Select Comfort Corp.*	560
98	SFX Entertainment, Inc.*	842
57	Shiloh Industries, Inc.*	1,111
140	Shoe Carnival, Inc.	3,618
225	Sizmek, Inc.*	2,788
360	Skechers U.S.A., Inc., Class A*	12,143
168	Skullcandy, Inc.*	1,413
269	Sonic Automotive, Inc., Class A	6,391
107	Sonic Corp.*	2,181
317	Spartan Motors, Inc.	1,797
108	Speedway Motorsports, Inc.	2,141
304	Stage Stores, Inc.	6,019
52	Standard Motor Products, Inc.	1,828
1,378	Standard Pacific Corp.*	12,554
121	Stein Mart, Inc.	1,644
93	Steiner Leisure Ltd.*	4,112
26	Stock Building Supply Holdings, Inc.*	579
42	Stoneridge, Inc.*	462
216	Superior Industries International, Inc.	3,948
101	Systemax, Inc.*	1,189
7	Tilly’s, Inc., Class A*	84
223	Town Sports International Holdings, Inc.	2,025
98	Trans World Entertainment Corp.*	410
130	TRI Pointe Homes, Inc.*	2,369
398	Tuesday Morning Corp.*	6,225
51	UCP, Inc., Class A*	811
139	Unifi, Inc.*	3,439
126	Universal Electronics, Inc.*	5,266
199	Universal Technical Institute, Inc.	2,692
47	ValueVision Media, Inc., Class A*	263
56	Vince Holding Corp.*	1,512
174	VOXX International Corp.*	2,262
28	WCI Communities, Inc.*	565
158	West Marine, Inc.*	1,972
57	Weyco Group, Inc.	1,504
240	World Wrestling Entertainment, Inc., Class A	5,501
286	Zagg, Inc.*	1,238
302	Zale Corp.*	6,562
		795,342
	Consumer Staples — 1.4%

3	Alico, Inc.	114
815	Alliance One International, Inc.*	2,192
262	Andersons, Inc. (The)	14,341
29	Boulder Brands, Inc.*	436
20	Cal-Maine Foods, Inc.	1,051
341	Central Garden and Pet Co., Class A*	2,510
432	Chiquita Brands International, Inc.*	4,726
61	Craft Brew Alliance, Inc.*	996
1,077	Darling International, Inc.*	21,734
207	Diamond Foods, Inc.*	5,945
36	Elizabeth Arden, Inc.*	1,101
85	Fairway Group Holdings Corp.*	663
352	Fresh Del Monte Produce, Inc.	9,314
24	Griffin Land & Nurseries, Inc.	735
307	Harbinger Group, Inc.*	3,484
110	Ingles Markets, Inc., Class A	2,583
46	Inter Parfums, Inc.	1,546
76	John B. Sanfilippo & Son, Inc.	1,843
101	Nature’s Sunshine Products, Inc.	1,526
80	Nutraceutical International Corp.*	2,095
34	Oil-Dri Corp. of America	1,129
170	Omega Protein Corp.*	1,848
7	Orchids Paper Products Co.	236
204	Pantry, Inc. (The)*	3,076
304	Post Holdings, Inc.*	17,364
71	Revlon, Inc., Class A*	1,676
2,668	Rite Aid Corp.*	17,582
256	Roundy’s, Inc.	1,572
3	Seaboard Corp.*	7,605
76	Seneca Foods Corp., Class A*	2,301
375	Snyder’s-Lance, Inc.	10,159
341	Spartan Stores, Inc.	7,703
487	SUPERVALU, Inc.*	3,151
15	Synutra International, Inc.*	110
12	Tootsie Roll Industries, Inc.	360
117	TreeHouse Foods, Inc.*	8,337
217	Universal Corp.	12,510
154	Vector Group Ltd.	3,008
21	Village Super Market, Inc., Class A	576
102	Weis Markets, Inc.	5,145
		184,383
	Energy — 4.1%

18	Adams Resources & Energy, Inc.	1,325
216	Alon USA Energy, Inc.	2,892
2,053	Alpha Natural Resources, Inc.*	11,025
72	Apco Oil and Gas International, Inc.*	1,029
143	Approach Resources, Inc.*	3,185
1,973	Arch Coal, Inc.	8,997
103	Athlon Energy, Inc.*	3,827
278	Basic Energy Services, Inc.*	6,630
322	Bill Barrett Corp.*	8,159
80	Bolt Technology Corp.	1,609
1,095	BPZ Resources, Inc.*	2,256
336	Bristow Group, Inc.	26,074
419	C&J Energy Services, Inc.*	10,831
910	Cal Dive International, Inc.*	1,611
371	Callon Petroleum Co.*	2,512
104	CARBO Ceramics, Inc.	12,901
61	Carrizo Oil & Gas, Inc.*	3,034
55	Clayton Williams Energy, Inc.*	5,335
566	Cloud Peak Energy, Inc.*	10,980
449	Comstock Resources, Inc.	8,872
115	Contango Oil & Gas Co.*	5,453
38	Crosstex Energy, Inc.	1,582
75	Dawson Geophysical Co.	2,153
119	Delek U.S. Holdings, Inc.	3,303
527	Emerald Oil, Inc.*	4,037
438	Endeavour International Corp.*	2,129
679	Energy XXI Bermuda Ltd.	15,726
188	EPL Oil & Gas, Inc.*	5,659
331	Equal Energy Ltd.	1,768
187	Era Group, Inc.*	5,283

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
768	EXCO Resources, Inc.	$4,009
535	Exterran Holdings, Inc.*	21,919
965	Forest Oil Corp.*	1,940
183	Forum Energy Technologies, Inc.*	4,740
479	Frontline Ltd.*	2,112
278	GasLog Ltd.	5,855
194	Global Geophysical Services, Inc.*	272
235	Green Plains Renewable Energy, Inc.	6,211
134	Gulf Island Fabrication, Inc.	2,810
248	GulfMark Offshore, Inc., Class A	11,765
2,153	Halcon Resources Corp.*	8,203
81	Hallador Energy Co.	660
985	Helix Energy Solutions Group, Inc.*	23,285
1,483	Hercules Offshore, Inc.*	7,059
315	Hornbeck Offshore Services, Inc.*	13,469
968	ION Geophysical Corp.*	3,940
63	Jones Energy, Inc., Class A*	984
1,416	Key Energy Services, Inc.*	12,801
283	Knightsbridge Tankers Ltd.	2,932
259	L&L Energy, Inc.*^	352
1,096	Magnum Hunter Resources Corp.*	9,195
541	Matador Resources Co.*	13,125
203	Matrix Service Co.*	6,571
309	Midstates Petroleum Co., Inc.*	1,363
284	Miller Energy Resources, Inc.*	1,971
119	Mitcham Industries, Inc.*	1,712
115	Natural Gas Services Group, Inc.*	3,738
153	Newpark Resources, Inc.*	1,701
699	Nordic American Tankers Ltd.	7,388
593	Northern Oil and Gas, Inc.*	8,255
126	Nuverra Environmental Solutions, Inc.*	2,142
4	Panhandle Oil and Gas, Inc., Class A	148
1,107	Parker Drilling Co.*	8,933
331	PDC Energy, Inc.*	20,565
513	Penn Virginia Corp.*	7,772
36	PetroQuest Energy, Inc.*	170
110	PHI, Inc. (Non-Voting)*	4,422
578	Pioneer Energy Services Corp.*	6,589
963	Quicksilver Resources, Inc.*	3,149
156	Renewable Energy Group, Inc.*	1,821
629	Resolute Energy Corp.*	5,862
46	REX American Resources Corp.*	2,193
331	Sanchez Energy Corp.*	9,860
1,717	Scorpio Tankers, Inc.	16,809
27	SemGroup Corp., Class A	1,818
520	Ship Finance International Ltd.	9,786
465	Stone Energy Corp.*	16,712
403	Swift Energy Co.*	4,030
579	Teekay Tankers Ltd., Class A	2,721
281	Tesco Corp.*	5,331
728	TETRA Technologies, Inc.*	8,736
13	TGC Industries, Inc.*	83
516	Triangle Petroleum Corp.*	4,623
949	Ur-Energy, Inc.*	1,642
268	VAALCO Energy, Inc.*	1,785
1,869	Vantage Drilling Co.*	3,271
323	W&T Offshore, Inc.	4,868
677	Warren Resources, Inc.*	2,999
219	Western Refining, Inc.	7,983
109	Westmoreland Coal Co.*	2,463
372	Willbros Group, Inc.*	3,675
199	ZaZa Energy Corp.*	183
		543,658
	Financials — 22.8%

140	1st Source Corp.	4,368
278	1st United Bancorp, Inc./FL	2,141
418	Acadia Realty Trust (REIT)	11,056
68	Access National Corp.	1,146
260	AG Mortgage Investment Trust, Inc. (REIT)	4,768
138	Agree Realty Corp. (REIT)	4,242
400	Alexander & Baldwin, Inc.	16,648
525	Altisource Residential Corp. (REIT)	15,004
332	Ambac Financial Group, Inc.*	11,474
312	American Assets Trust, Inc. (REIT)	10,318
492	American Capital Mortgage Investment Corp. (REIT)	9,924
550	American Equity Investment Life Holding Co.	12,023
73	American National Bankshares, Inc.	1,640
3,637	American Realty Capital Properties, Inc. (REIT)	53,428
127	American Residential Properties, Inc. (REIT)*	2,311
233	Ameris Bancorp*	4,902
171	AMERISAFE, Inc.	7,445
87	Ames National Corp.	1,938
182	AmREIT, Inc. (REIT)	3,156
56	AmTrust Financial Services, Inc.	2,117
1,347	Anworth Mortgage Asset Corp. (REIT)	6,977
343	Apollo Commercial Real Estate Finance, Inc. (REIT)	5,742
2,089	Apollo Investment Corp.	17,882
298	Apollo Residential Mortgage, Inc. (REIT)	5,197
199	Ares Commercial Real Estate Corp. (REIT)	2,704
168	Argo Group International Holdings Ltd.	7,416
149	Arlington Asset Investment Corp., Class A	3,951
177	Armada Hoffler Properties, Inc. (REIT)	1,733
3,478	ARMOUR Residential REIT, Inc. (REIT)	14,921
99	Arrow Financial Corp.	2,585
171	Ashford Hospitality Prime, Inc. (REIT)	2,864
571	Ashford Hospitality Trust, Inc. (REIT)	6,384
535	Associated Estates Realty Corp. (REIT)	9,148
821	Astoria Financial Corp.	11,248
88	AV Homes, Inc.*	1,738
96	Aviv REIT, Inc. (REIT)	2,435
86	Baldwin & Lyons, Inc., Class B	2,211
152	Banc of California, Inc.	1,944
66	Bancfirst Corp.	3,632
272	Banco Latinoamericano de Comercio Exterior S.A., Class E	6,933
305	Bancorp, Inc. (The)/DE*	5,841
885	BancorpSouth, Inc.	21,178
432	Bank Mutual Corp.	2,860
57	Bank of Kentucky Financial Corp.	2,000
55	Bank of Marin Bancorp	2,433
83	Bank of the Ozarks, Inc.	5,264
196	BankFinancial Corp.	1,956
181	Banner Corp.	7,184
37	Bar Harbor Bankshares	1,406
734	BBCN Bancorp, Inc.	12,493
67	BBX Capital Corp., Class A*	1,296
297	Beneficial Mutual Bancorp, Inc.*	3,576
233	Berkshire Hills Bancorp, Inc.	5,855
689	BlackRock Kelso Capital Corp.	6,566

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
49	Blue Capital Reinsurance Holdings Ltd.*	$835
170	BNC Bancorp	2,963
741	Boston Private Financial Holdings, Inc.	9,663
104	Bridge Bancorp, Inc.	2,738
89	Bridge Capital Holdings*	1,978
652	Brookline Bancorp, Inc.	5,953
126	Bryn Mawr Bank Corp.	3,590
30	C&F Financial Corp.	1,098
185	Calamos Asset Management, Inc., Class A	2,207
22	California First National Bancorp	330
71	Camden National Corp.	2,665
600	Campus Crest Communities, Inc. (REIT)	4,968
218	Capital Bank Financial Corp., Class A*	5,014
116	Capital City Bank Group, Inc.*	1,645
125	Capital Southwest Corp.	4,335
31	Capitala Finance Corp.	620
1,385	Capitol Federal Financial, Inc.	16,828
888	Capstead Mortgage Corp. (REIT)	11,446
297	Cardinal Financial Corp.	5,120
53	Cascade Bancorp*	259
265	Cash America International, Inc.	10,605
733	Cathay General Bancorp	18,626
672	Cedar Realty Trust, Inc. (REIT)	4,133
110	Center Bancorp, Inc.	2,047
280	CenterState Banks, Inc.	3,060
203	Central Pacific Financial Corp.	4,005
32	Century Bancorp, Inc./MA, Class A	1,149
2,199	Chambers Street Properties (REIT)	17,394
212	Charter Financial Corp./MD	2,232
244	Chatham Lodging Trust (REIT)	5,092
274	Chemical Financial Corp.	8,080
33	Chemung Financial Corp.	966
452	Chesapeake Lodging Trust (REIT)	11,775
64	CIFC Corp.	506
115	Citizens & Northern Corp.	2,291
404	Citizens, Inc./TX*	2,965
146	City Holding Co.	6,465
80	Clifton Savings Bancorp, Inc.	1,054
134	CNB Financial Corp./PA	2,467
2,066	CNO Financial Group, Inc.	37,725
330	CoBiz Financial, Inc.	3,683
711	Colony Financial, Inc. (REIT)	16,054
474	Columbia Banking System, Inc.	12,428
372	Community Bank System, Inc.	13,552
130	Community Trust Bancorp, Inc.	5,148
98	CommunityOne Bancorp*	1,079
16	ConnectOne Bancorp, Inc.*	760
54	Consolidated-Tomoka Land Co.	1,920
72	Consumer Portfolio Services, Inc.*	561
1,563	Cousins Properties, Inc. (REIT)	18,053
908	Cowen Group, Inc., Class A*	3,886
154	Crawford & Co., Class B	1,304
87	CU Bancorp*	1,571
1,239	CubeSmart (REIT)	21,695
186	Customers Bancorp, Inc.*	3,677
854	CVB Financial Corp.	13,297
178	CyrusOne, Inc. (REIT)	3,955
1,503	CYS Investments, Inc. (REIT)	13,226
2,941	DCT Industrial Trust, Inc. (REIT)	23,293
376	DFC Global Corp.*	3,094
1,817	DiamondRock Hospitality Co. (REIT)	22,931
296	Dime Community Bancshares, Inc.	4,973
69	Donegal Group, Inc., Class A	974
61	Doral Financial Corp.*	701
328	DuPont Fabros Technology, Inc. (REIT)	8,712
511	Dynex Capital, Inc. (REIT)	4,369
207	Eagle Bancorp, Inc.*	7,092
18	EastGroup Properties, Inc. (REIT)	1,117
1,060	Education Realty Trust, Inc. (REIT)	9,996
60	Ellington Residential Mortgage REIT (REIT)	1,016
42	EMC Insurance Group, Inc.	1,281
624	Empire State Realty Trust, Inc., Class A (REIT)	9,560
87	Employers Holdings, Inc.	1,711
51	Encore Capital Group, Inc.*	2,480
57	Enstar Group Ltd.*	7,135
67	Enterprise Bancorp, Inc./MA	1,290
179	Enterprise Financial Services Corp.	3,351
480	EPR Properties (REIT)	25,565
560	Equity One, Inc. (REIT)	12,992
119	ESB Financial Corp.	1,560
79	ESSA Bancorp, Inc.	887
177	Essent Group Ltd.*	4,106
748	EverBank Financial Corp.	13,404
445	Excel Trust, Inc. (REIT)	5,576
475	EZCORP, Inc., Class A*	6,004
69	Farmers Capital Bank Corp.*	1,352
83	FBL Financial Group, Inc., Class A	3,473
75	FBR & Co.*	1,950
96	Federal Agricultural Mortgage Corp., Class C	3,020
1,154	FelCor Lodging Trust, Inc. (REIT)	10,051
136	Fidelity Southern Corp.	1,955
127	Fidus Investment Corp.	2,666
1,272	Fifth Street Finance Corp.	12,491
128	Financial Institutions, Inc.	2,821
1,006	First American Financial Corp.	27,102
89	First Bancorp, Inc./ME	1,457
670	First BanCorp./Puerto Rico*	3,491
183	First Bancorp/NC	3,349
674	First Busey Corp.	4,010
910	First Commonwealth Financial Corp.	7,753
157	First Community Bancshares, Inc./VA	2,630
158	First Connecticut Bancorp, Inc./CT	2,477
91	First Defiance Financial Corp.	2,518
19	First Federal Bancshares of Arkansas, Inc.*	165
538	First Financial Bancorp	9,168
94	First Financial Bankshares, Inc.	5,685
104	First Financial Corp./IN	3,577
223	First Financial Holdings, Inc.	13,657
141	First Financial Northwest, Inc.	1,458
999	First Industrial Realty Trust, Inc. (REIT)	19,221
163	First Interstate BancSystem, Inc.	4,222
85	First Marblehead Corp. (The)*	596
325	First Merchants Corp.	6,961
698	First Midwest Bancorp, Inc./IL	11,636
39	First NBC Bank Holding Co.*	1,301
73	First of Long Island Corp. (The)	2,837
546	First Potomac Realty Trust (REIT)	6,923
619	First Security Group, Inc./TN*	1,331
1,541	FirstMerit Corp.	31,991
185	Flagstar Bancorp, Inc.*	4,096
287	Flushing Financial Corp.	5,947
1,448	FNB Corp./PA	17,651
285	Forestar Group, Inc.*	5,375
60	Fortegra Financial Corp.*	419
113	Fox Chase Bancorp, Inc.	1,937

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
100	Franklin Financial Corp./VA*	$1,980
837	Franklin Street Properties Corp. (REIT)	10,479
102	Gain Capital Holdings, Inc.	1,053
56	Garrison Capital, Inc.	805
375	Geo Group, Inc. (The) (REIT)	12,086
118	German American Bancorp, Inc.	3,413
238	Getty Realty Corp. (REIT)	4,579
647	GFI Group, Inc.	2,594
670	Glacier Bancorp, Inc.	18,592
195	Gladstone Capital Corp.	1,948
145	Gladstone Commercial Corp. (REIT)	2,523
246	Gladstone Investment Corp.	2,007
138	Glimcher Realty Trust (REIT)	1,343
78	Global Indemnity PLC*	2,034
347	Golub Capital BDC, Inc.	6,510
508	Government Properties Income Trust (REIT)	12,654
552	Gramercy Property Trust, Inc. (REIT)*	3,202
96	Great Southern Bancorp, Inc.	2,755
240	Green Dot Corp., Class A*	4,836
198	Greenlight Capital Re Ltd., Class A*	6,227
180	GSV Capital Corp.*	2,234
137	Guaranty Bancorp	1,934
125	Hallmark Financial Services, Inc.*	1,059
314	Hampton Roads Bankshares, Inc.*	521
789	Hancock Holding Co.	27,189
294	Hanmi Financial Corp.	6,888
545	Healthcare Realty Trust, Inc. (REIT)	13,064
138	Heartland Financial USA, Inc.	3,712
572	Hercules Technology Growth Capital, Inc.	9,003
194	Heritage Commerce Corp.	1,569
141	Heritage Financial Corp./WA	2,500
188	Heritage Oaks Bancorp*	1,502
1,883	Hersha Hospitality Trust (REIT)	10,582
47	HFF, Inc., Class A	1,499
577	Highwoods Properties, Inc. (REIT)	21,759
577	Hilltop Holdings, Inc.*	14,142
12	Hingham Institution for Savings	940
60	Home Bancorp, Inc.*	1,247
310	Home BancShares, Inc./AR	10,404
135	Home Federal Bancorp, Inc./ID	2,037
660	Home Loan Servicing Solutions Ltd.	13,543
120	HomeStreet, Inc.	2,261
194	HomeTrust Bancshares, Inc.*	3,040
369	Horace Mann Educators Corp.	10,557
81	Horizon Bancorp/IN	1,761
76	Horizon Technology Finance Corp.	1,107
467	Hudson Pacific Properties, Inc. (REIT)	10,652
153	Hudson Valley Holding Corp.	2,875
276	Iberiabank Corp.	18,078
331	ICG Group, Inc.*	6,729
160	Imperial Holdings, Inc.*	875
73	Independence Holding Co.	995
220	Independent Bank Corp./MA	8,094
35	Independent Bank Group, Inc.	1,881
54	Infinity Property & Casualty Corp.	3,982
110	Inland Real Estate Corp. (REIT)	1,178
496	International Bancshares Corp.	11,497
166	Intervest Bancshares Corp.*	1,230
90	INTL FCStone, Inc.*	1,637
1,158	Invesco Mortgage Capital, Inc. (REIT)	19,489
346	Investment Technology Group, Inc.*	5,979
416	Investors Bancorp, Inc.	11,032
886	Investors Real Estate Trust (REIT)	7,779
12	Investors Title Co.	923
791	iStar Financial, Inc. (REIT)*	12,260
1,387	Janus Capital Group, Inc.	15,521
112	JAVELIN Mortgage Investment Corp. (REIT)	1,624
59	JGWPT Holdings, Inc., Class A*	1,128
146	JMP Group, Inc.	1,073
37	Kansas City Life Insurance Co.	1,820
263	KCAP Financial, Inc.	2,159
373	KCG Holdings, Inc., Class A*	4,435
133	Kearny Financial Corp.*	1,673
545	Kennedy-Wilson Holdings, Inc.	13,788
1,215	Kite Realty Group Trust (REIT)	7,509
332	Lakeland Bancorp, Inc.	3,752
153	Lakeland Financial Corp.	5,814
967	LaSalle Hotel Properties (REIT)	30,306
69	LCNB Corp.	1,207
1,671	Lexington Realty Trust (REIT)	19,066
43	LTC Properties, Inc. (REIT)	1,620
221	Macatawa Bank Corp.*	1,167
403	Maiden Holdings Ltd.	4,526
339	Main Street Capital Corp.	11,899
189	MainSource Financial Group, Inc.	3,264
126	Manning & Napier, Inc.	1,851
46	Marcus & Millichap, Inc.*	771
77	Marlin Business Services Corp.	1,656
509	MB Financial, Inc.	15,540
662	MCG Capital Corp.	2,919
437	Meadowbrook Insurance Group, Inc.	2,347
198	Medallion Financial Corp.	2,879
1,502	Medical Properties Trust, Inc. (REIT)	19,811
438	Medley Capital Corp.	6,150
81	Mercantile Bank Corp.	1,644
52	Merchants Bancshares, Inc./VT	1,713
73	Meridian Interstate Bancorp, Inc.*	1,767
55	Meta Financial Group, Inc.	2,349
131	Metro Bancorp, Inc.*	2,570
1,357	MGIC Investment Corp.*	12,159
49	Middleburg Financial Corp.	901
76	MidSouth Bancorp, Inc.	1,332
63	MidWestOne Financial Group, Inc.	1,643
422	Monmouth Real Estate Investment Corp., Class A (REIT)	4,085
409	Montpelier Re Holdings Ltd.	11,661
210	MVC Capital, Inc.	3,049
39	NASB Financial, Inc.	988
423	National Bank Holdings Corp., Class A	8,303
65	National Bankshares, Inc.	2,340
45	National Interstate Corp.	1,362
1,088	National Penn Bancshares, Inc.	11,750
20	National Western Life Insurance Co., Class A	4,521
96	Navigators Group, Inc. (The)*	5,820
407	NBT Bancorp, Inc.	9,556
213	Nelnet, Inc., Class A	8,546
445	New Mountain Finance Corp.	6,684
2,352	New Residential Investment Corp. (REIT)	15,029
703	New York Mortgage Trust, Inc. (REIT)	5,434
235	NewBridge Bancorp*	1,692
244	NewStar Financial, Inc.*	3,753
195	NGP Capital Resources Co.	1,474
96	Nicholas Financial, Inc.	1,515
418	Northfield Bancorp, Inc.	5,292
61	Northrim BanCorp, Inc.	1,499
2,890	NorthStar Realty Finance Corp. (REIT)	44,824

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
871	Northwest Bancshares, Inc.	$12,499
128	OceanFirst Financial Corp.	2,417
424	OFG Bancorp	6,784
942	Old National Bancorp/IN	13,216
106	OmniAmerican Bancorp, Inc.	2,308
109	One Liberty Properties, Inc. (REIT)	2,389
210	OneBeacon Insurance Group Ltd., Class A	3,444
92	Oppenheimer Holdings, Inc., Class A	2,513
291	Oritani Financial Corp.	4,557
166	Pacific Continental Corp.	2,395
155	Pacific Premier Bancorp, Inc.*	2,465
352	PacWest Bancorp	15,277
41	Palmetto Bancshares, Inc.*	548
107	Park National Corp.	8,352
416	Park Sterling Corp.	2,729
549	Parkway Properties, Inc./MD (REIT)	10,118
84	Peapack Gladstone Financial Corp.	1,562
571	Pebblebrook Hotel Trust (REIT)	18,980
137	PennantPark Floating Rate Capital Ltd.	1,947
618	PennantPark Investment Corp.	7,070
42	Penns Woods Bancorp, Inc.	1,924
632	Pennsylvania Real Estate Investment Trust (REIT)	11,856
119	PennyMac Financial Services, Inc., Class A*	2,058
655	PennyMac Mortgage Investment Trust (REIT)	15,930
100	Peoples Bancorp, Inc./OH	2,447
531	PHH Corp.*	13,822
54	Phoenix Cos., Inc. (The)*	2,761
152	Physicians Realty Trust (REIT)	2,035
211	PICO Holdings, Inc.*	5,298
326	Pinnacle Financial Partners, Inc.	11,762
150	Piper Jaffray Cos.*	6,285
272	Platinum Underwriters Holdings Ltd.	15,945
108	Preferred Bank/CA*	2,595
530	Primerica, Inc.	23,755
603	PrivateBancorp, Inc.	17,403
2,900	Prospect Capital Corp.	32,016
560	Prosperity Bancshares, Inc.	35,454
80	Provident Financial Holdings, Inc.	1,230
555	Provident Financial Services, Inc.	10,301
107	QTS Realty Trust, Inc., Class A (REIT)	2,735
1,168	Radian Group, Inc.	18,162
757	RAIT Financial Trust (REIT)	6,291
619	Ramco-Gershenson Properties Trust (REIT)	10,337
15	RCS Capital Corp., Class A	341
77	RE/MAX Holdings, Inc., Class A*	2,358
764	Redwood Trust, Inc. (REIT)	15,356
24	Regional Management Corp.*	724
284	Renasant Corp.	8,253
90	Republic Bancorp, Inc./KY, Class A	2,168
113	Resource America, Inc., Class A	1,069
1,181	Resource Capital Corp. (REIT)	6,885
668	Retail Opportunity Investments Corp. (REIT)	9,906
112	Rexford Industrial Realty, Inc. (REIT)	1,589
396	RLI Corp.	17,079
1,150	RLJ Lodging Trust (REIT)	29,889
241	Rockville Financial, Inc.	3,174
242	Rouse Properties, Inc. (REIT)	4,530
144	Ryman Hospitality Properties, Inc. (REIT)	6,075
276	S&T Bancorp, Inc.	6,367
130	S.Y. Bancorp, Inc.	3,879
204	Sabra Health Care REIT, Inc. (REIT)	5,808
195	Safeguard Scientifics, Inc.*	3,824
120	Safety Insurance Group, Inc.	6,700
232	Sandy Spring Bancorp, Inc.	5,505
155	Seacoast Banking Corp. of Florida*	1,671
203	Select Income REIT (REIT)	5,917
516	Selective Insurance Group, Inc.	11,889
113	Sierra Bancorp	1,843
142	Silver Bay Realty Trust Corp. (REIT)	2,225
42	Silvercrest Asset Management Group, Inc., Class A	706
153	Simmons First National Corp., Class A	5,451
418	Solar Capital Ltd.	9,288
107	Solar Senior Capital Ltd.	1,959
166	Southside Bancshares, Inc.	4,902
183	Southwest Bancorp, Inc./OK	3,219
26	Sovran Self Storage, Inc. (REIT)	1,924
127	Springleaf Holdings, Inc.*	3,578
389	STAG Industrial, Inc. (REIT)	9,068
139	State Auto Financial Corp.	2,783
297	State Bank Financial Corp.	5,055
776	Sterling Bancorp/DE	9,964
316	Sterling Financial Corp./WA	10,008
198	Stewart Information Services Corp.	7,322
592	Stifel Financial Corp.*	28,445
76	Stonegate Mortgage Corp.*	1,104
268	Strategic Hotels & Resorts, Inc. (REIT)*	2,677
108	Suffolk Bancorp*	2,178
742	Summit Hotel Properties, Inc. (REIT)	6,856
376	Sun Bancorp, Inc./NJ*	1,308
1,700	Sunstone Hotel Investors, Inc. (REIT)	22,984
1,734	Susquehanna Bancshares, Inc.	18,970
269	SWS Group, Inc.*	2,192
758	Symetra Financial Corp.	14,933
161	Taylor Capital Group, Inc.*	3,800
330	TCP Capital Corp.	5,834
9	Tejon Ranch Co.*	319
232	Terreno Realty Corp. (REIT)	4,334
93	Territorial Bancorp, Inc.	2,065
379	Texas Capital Bancshares, Inc.*	23,858
171	Third Point Reinsurance Ltd.*	2,565
315	THL Credit, Inc.	4,986
489	TICC Capital Corp.	5,086
134	Tompkins Financial Corp.	6,487
494	Tower Group International Ltd.	1,363
245	TowneBank/VA	3,668
25	Tree.com, Inc.*	845
256	Triangle Capital Corp.	7,196
149	Trico Bancshares	3,724
61	Tristate Capital Holdings, Inc.*	849
876	TrustCo Bank Corp./NY	5,922
624	Trustmark Corp.	15,057
332	UMB Financial Corp.	20,697
131	UMH Properties, Inc. (REIT)	1,214
1,041	Umpqua Holdings Corp.	18,499
394	Union First Market Bankshares Corp.	9,968
604	United Bankshares, Inc./WV	17,776
400	United Community Banks, Inc./GA*	6,676
459	United Community Financial Corp./OH*	1,703
183	United Financial Bancorp, Inc.	3,223
175	United Fire Group, Inc.	5,072
219	Universal Insurance Holdings, Inc.	2,926
155	Univest Corp. of Pennsylvania	2,987

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
59	Urstadt Biddle Properties, Inc., Class A (REIT)	$1,157
112	VantageSouth Bancshares, Inc.*	676
371	ViewPoint Financial Group, Inc.	9,275
153	Walker & Dunlop, Inc.*	2,575
343	Walter Investment Management Corp.*	8,764
144	Washington Banking Co.	2,652
445	Washington Real Estate Investment Trust (REIT)	11,192
135	Washington Trust Bancorp, Inc.	4,751
75	Waterstone Financial, Inc.*	792
839	Webster Financial Corp.	25,984
241	WesBanco, Inc.	7,184
133	West Bancorp., Inc.	1,975
251	Westamerica Bancorp.	12,620
689	Western Alliance Bancorp.*	15,957
226	Western Asset Mortgage Capital Corp. (REIT)	3,722
169	Westfield Financial, Inc.	1,283
64	WhiteHorse Finance, Inc.	945
198	Whitestone REIT (REIT)	2,847
630	Wilshire Bancorp, Inc.	6,395
276	Winthrop Realty Trust (REIT)	3,213
400	Wintrust Financial Corp.	18,512
73	WSFS Financial Corp.	5,204
134	Yadkin Financial Corp.*	2,573
5	ZAIS Financial Corp. (REIT)	87
		2,998,506
	Health Care — 2.8%

36	ACADIA Pharmaceuticals, Inc.*	1,019
10	Acceleron Pharma, Inc.*	469
45	Addus HomeCare Corp.*	1,294
15	Aerie Pharmaceuticals, Inc.*	345
661	Affymetrix, Inc.*	5,103
9	Agios Pharmaceuticals, Inc.*	281
216	Albany Molecular Research, Inc.*	3,370
28	Alliance HealthCare Services, Inc.*	844
77	Almost Family, Inc.*	2,111
31	Alnylam Pharmaceuticals, Inc.*	2,518
576	Alphatec Holdings, Inc.*	812
293	Amedisys, Inc.*	4,969
211	Amsurg Corp.*	9,254
63	Analogic Corp.	5,938
229	AngioDynamics, Inc.*	3,527
46	Anika Therapeutics, Inc.*	1,811
15	Aratana Therapeutics, Inc.*	351
241	Arena Pharmaceuticals, Inc.*	1,569
32	Arqule, Inc.*	72
47	ArthroCare Corp.*	2,268
482	AVEO Pharmaceuticals, Inc.*	901
7	BIND Therapeutics, Inc.*	96
27	Biolase, Inc.*	83
413	BioScrip, Inc.*	2,945
9	Bluebird Bio, Inc.*	229
144	Cambrex Corp.*	2,890
54	Celldex Therapeutics, Inc.*	1,578
5	Cellular Dynamics International, Inc.*	74
91	Chindex International, Inc.*	1,752
8	Conatus Pharmaceuticals, Inc.*	90
258	CONMED Corp.	12,028
252	Cross Country Healthcare, Inc.*	2,621
235	CryoLife, Inc.	2,341
193	Curis, Inc.*	589
136	Cutera, Inc.*	1,455
117	Cynosure, Inc., Class A*	3,601
57	Cytokinetics, Inc.*	561
130	Cytori Therapeutics, Inc.*	409
179	Derma Sciences, Inc.*	2,630
295	Dynavax Technologies Corp.*	549
211	Emergent Biosolutions, Inc.*	5,220
9	Ensign Group, Inc. (The)	356
349	Enzon Pharmaceuticals, Inc.	335
9	Esperion Therapeutics, Inc.*	140
70	Exactech, Inc.*	1,631
9	Five Prime Therapeutics, Inc.*	126
398	Five Star Quality Care, Inc.*	2,304
9	Foundation Medicine, Inc.*	321
1,439	Geron Corp.*	6,842
222	Greatbatch, Inc.*	9,619
183	Hanger, Inc.*	6,487
57	Harvard Apparatus Regenerative Technology, Inc.*	287
225	Harvard Bioscience, Inc.*	1,098
132	HealthSouth Corp.	4,314
109	Healthways, Inc.*	1,631
67	Hi-Tech Pharmacal Co., Inc.*	2,905
232	Horizon Pharma, Inc.*	2,835
11	ICU Medical, Inc.*	636
125	Idenix Pharmaceuticals, Inc.*	853
184	ImmunoGen, Inc.*	3,018
38	Immunomedics, Inc.*	180
637	Impax Laboratories, Inc.*	16,415
97	Integra LifeSciences Holdings Corp.*	4,563
59	InterMune, Inc.*	1,772
15	Intrexon Corp.*	390
298	Invacare Corp.	5,906
10	Karyopharm Therapeutics, Inc.*	401
502	Kindred Healthcare, Inc.	10,873
19	LDR Holding Corp.*	594
148	Lexicon Pharmaceuticals, Inc.*	265
112	LHC Group, Inc.*	2,639
8	MacroGenics, Inc.*	280
252	Magellan Health Services, Inc.*	15,407
81	Medical Action Industries, Inc.*	593
396	Merit Medical Systems, Inc.*	5,976
72	Momenta Pharmaceuticals, Inc.*	1,066
100	National Healthcare Corp.	5,150
55	National Research Corp., Class A*	963
117	Natus Medical, Inc.*	2,937
166	Navidea Biopharmaceuticals, Inc.*	307
359	Nektar Therapeutics*	4,606
333	NPS Pharmaceuticals, Inc.*	11,648
323	NuVasive, Inc.*	11,870
138	Omnicell, Inc.*	3,972
6	OncoMed Pharmaceuticals, Inc.*	207
8	Onconova Therapeutics, Inc.*	68
13	Ophthotech Corp.*	438
516	OraSure Technologies, Inc.*	3,581
181	Orthofix International N.V.*	4,022
464	Owens & Minor, Inc.	16,110
14	Oxford Immunotec Global PLC*	311
445	Pacific Biosciences of California, Inc.*	2,964
163	Pernix Therapeutics Holdings*	598
276	PharMerica Corp.*	6,652
85	PhotoMedex, Inc.*	1,244
251	Pozen, Inc.*	1,998
125	Progenics Pharmaceuticals, Inc.*	584
132	Prothena Corp. PLC*	4,753
15	PTC Therapeutics, Inc.*	470
12	Relypsa, Inc.*	474
810	Rigel Pharmaceuticals, Inc.*	2,786
306	Rockwell Medical, Inc.*	3,883
523	RTI Surgical, Inc.*	1,966
135	Sciclone Pharmaceuticals, Inc.*	628

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
452	Select Medical Holdings Corp.	$5,067
17	SIGA Technologies, Inc.*	55
13	Skilled Healthcare Group, Inc., Class A*	63
589	Spectrum Pharmaceuticals, Inc.*	4,918
23	Staar Surgical Co.*	326
54	Surgical Care Affiliates, Inc.*	1,643
347	Symmetry Medical, Inc.*	3,671
21	Tandem Diabetes Care, Inc.*	541
260	Targacept, Inc.*	1,282
242	Tornier N.V.*	4,646
208	Triple-S Management Corp., Class B*	3,484
357	Universal American Corp.	2,674
10	USMD Holdings, Inc.*	140
7	Veracyte, Inc.*	112
61	Vical, Inc.*	93
30	Vocera Communications, Inc.*	511
404	WellCare Health Plans, Inc.*	24,975
376	Wright Medical Group, Inc.*	11,964
432	XenoPort, Inc.*	2,700
88	XOMA Corp.*	736
		368,416
	Industrials — 7.7%

369	AAR Corp.	10,664
508	ABM Industries, Inc.	14,341
326	Acacia Research Corp.	4,998
1,056	ACCO Brands Corp.*	6,252
24	Accuride Corp.*	106
204	Aceto Corp.	3,731
680	Actuant Corp., Class A	23,841
321	Aegion Corp.*	7,431
172	Aerovironment, Inc.*	5,373
482	Air Transport Services Group, Inc.*	3,080
377	Aircastle Ltd.	7,427
66	Alamo Group, Inc.	3,470
220	Albany International Corp., Class A	7,938
182	Ameresco, Inc., Class A*	1,867
88	American Railcar Industries, Inc.	6,094
64	American Science & Engineering, Inc.	4,208
491	American Superconductor Corp.*	908
79	Ampco-Pittsburgh Corp.	1,616
300	API Technologies Corp.*	834
77	Apogee Enterprises, Inc.	2,636
31	Applied Industrial Technologies, Inc.	1,582
350	ARC Document Solutions, Inc.*	2,761
130	Argan, Inc.	3,717
239	Arkansas Best Corp.	7,949
189	Astec Industries, Inc.	7,602
240	Atlas Air Worldwide Holdings, Inc.*	7,231
500	Barnes Group, Inc.	19,225
430	Brady Corp., Class A	11,502
448	Briggs & Stratton Corp.	10,205
130	Brink’s Co. (The)	3,953
102	CAI International, Inc.*	2,483
34	Casella Waste Systems, Inc., Class A*	182
332	CBIZ, Inc.*	3,031
131	CDI Corp.	2,393
81	Ceco Environmental Corp.	1,308
174	Celadon Group, Inc.	3,950
248	Cenveo, Inc.*	841
154	CIRCOR International, Inc.	11,020
155	Columbus McKinnon Corp.*	3,946
257	Comfort Systems USA, Inc.	4,222
67	Commercial Vehicle Group, Inc.*	598
11	Compx International, Inc.	125
106	Courier Corp.	1,746
95	CRA International, Inc.*	2,220
172	Cubic Corp.	8,944
435	Curtiss-Wright Corp.	29,650
166	Deluxe Corp.	8,380
693	DigitalGlobe, Inc.*	21,538
17	Douglas Dynamics, Inc.	275
99	Ducommun, Inc.*	2,752
193	Dycom Industries, Inc.*	5,576
127	Dynamic Materials Corp.	2,637
624	EMCOR Group, Inc.	29,191
168	Encore Wire Corp.	8,785
233	Energy Recovery, Inc.*	1,044
160	EnerNOC, Inc.*	3,470
301	EnerSys, Inc.	21,383
160	Engility Holdings, Inc.*	6,677
243	Ennis, Inc.	3,839
98	EnPro Industries, Inc.*	7,020
10	Erickson Air-Crane, Inc.*	215
176	ESCO Technologies, Inc.	6,308
291	Esterline Technologies Corp.*	31,341
9	ExOne Co. (The)*	417
27	Franklin Covey Co.*	566
23	Franklin Electric Co., Inc.	1,003
112	FreightCar America, Inc.	2,863
375	FTI Consulting, Inc.*	10,946
131	Furmanite Corp.*	1,551
151	G&K Services, Inc., Class A	9,457
123	GenCorp, Inc.*	2,291
428	General Cable Corp.	13,174
285	Gibraltar Industries, Inc.*	5,253
58	Global Brass & Copper Holdings, Inc.	982
158	Global Power Equipment Group, Inc.	2,895
50	Gorman-Rupp Co. (The)	1,575
1,086	GrafTech International Ltd.*	10,534
361	Granite Construction, Inc.	13,270
502	Great Lakes Dredge & Dock Corp.*	4,147
227	Greenbrier Cos., Inc. (The)*	9,550
379	Griffon Corp.	4,700
109	Hardinge, Inc.	1,608
483	Hawaiian Holdings, Inc.*	5,815
103	Heartland Express, Inc.	2,099
168	Heidrick & Struggles International, Inc.	3,090
7	Heritage-Crystal Clean, Inc.*	127
23	HNI Corp.	818
113	Houston Wire & Cable Co.	1,572
60	Hurco Cos., Inc.	1,501
188	Huron Consulting Group, Inc.*	12,440
183	ICF International, Inc.*	7,397
475	II-VI, Inc.*	7,785
11	Insteel Industries, Inc.	219
52	International Shipholding Corp.	1,584
88	Intersections, Inc.	539
2,162	JetBlue Airways Corp.*	19,090
104	Kadant, Inc.	4,176
88	Kaman Corp.	3,495
250	Kelly Services, Inc., Class A	6,290
182	KEYW Holding Corp. (The)*	3,331
23	Kforce, Inc.	504
302	Kimball International, Inc., Class B	5,669
145	Knoll, Inc.	2,258
453	Korn/Ferry International*	11,502
409	Kratos Defense & Security Solutions, Inc.*	3,190
95	L.B. Foster Co., Class A	4,417
184	Layne Christensen Co.*	3,268
87	LMI Aerospace, Inc.*	1,297

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
201	LSI Industries, Inc.	$1,666
158	Lydall, Inc.*	3,201
218	Marten Transport Ltd.	4,249
121	McGrath RentCorp	3,917
906	Meritor, Inc.*	11,243
104	Miller Industries, Inc.	1,877
322	Mobile Mini, Inc.*	14,493
383	Moog, Inc., Class A*	23,719
45	Multi-Color Corp.	1,524
195	MYR Group, Inc.*	4,538
41	National Presto Industries, Inc.	3,159
469	Navigant Consulting, Inc.*	8,175
31	NCI Building Systems, Inc.*	529
63	NL Industries, Inc.	707
159	NN, Inc.	3,067
36	Norcraft Cos., Inc.*	625
88	Northwest Pipe Co.*	3,120
54	Odyssey Marine Exploration, Inc.*	118
558	Orbital Sciences Corp.*	15,858
253	Orion Marine Group, Inc.*	2,856
297	Pacer International, Inc.*	2,664
61	Patriot Transportation Holding, Inc.*	2,175
1,284	Pendrell Corp.*	1,952
110	Pike Corp.*	1,142
15	Ply Gem Holdings, Inc.*	192
195	PMFG, Inc.*	1,275
86	Powell Industries, Inc.	5,859
22	Preformed Line Products Co.	1,366
232	Quad/Graphics, Inc.	5,190
130	Quality Distribution, Inc.*	1,667
345	Quanex Building Products Corp.	6,707
220	Republic Airways Holdings, Inc.*	2,108
379	Resources Connection, Inc.	5,192
17	Revolution Lighting Technologies, Inc.*	54
88	Roadrunner Transportation Systems, Inc.*	2,069
259	RPX Corp.*	4,149
203	Rush Enterprises, Inc., Class A*	5,806
125	Schawk, Inc.	1,747
346	Simpson Manufacturing Co., Inc.	12,231
458	SkyWest, Inc.	5,817
50	SP Plus Corp.*	1,312
95	Sparton Corp.*	3,078
95	Standex International Corp.	5,254
695	Steelcase, Inc., Class A	10,335
142	Sterling Construction Co., Inc.*	1,345
1,058	Swisher Hygiene, Inc.*	518
167	TAL International Group, Inc.	7,398
172	Tecumseh Products Co., Class A*	1,359
239	Teledyne Technologies, Inc.*	23,417
557	Tetra Tech, Inc.*	16,086
132	Textainer Group Holdings Ltd.	4,814
120	Titan International, Inc.	2,275
160	Titan Machinery, Inc.*	2,531
150	TRC Cos., Inc.*	1,035
345	Tutor Perini Corp.*	8,504
77	Twin Disc, Inc.	1,907
199	Ultrapetrol (Bahamas) Ltd.*	667
61	UniFirst Corp.	6,691
377	United Stationers, Inc.	16,071
185	Universal Forest Products, Inc.	10,310
242	UTi Worldwide, Inc.	2,381
189	Viad Corp.	4,545
164	Vicor Corp.*	1,766
38	VSE Corp.	1,835
586	Wabash National Corp.*	7,917
245	Watts Water Technologies, Inc., Class A	15,097
305	Werner Enterprises, Inc.	7,884
300	Wesco Aircraft Holdings, Inc.*	6,507
68	West Corp.	1,708
326	XPO Logistics, Inc.*	10,249
205	YRC Worldwide, Inc.*	5,371
		1,008,057
	Information Technology — 6.1%

519	Accelrys, Inc.*	6,477
28	Actuate Corp.*	159
515	Acxiom Corp.*	19,173
193	ADTRAN, Inc.	5,057
23	Advanced Energy Industries, Inc.*	631
182	Aeroflex Holding Corp.*	1,454
132	Agilysys, Inc.*	1,917
161	Alpha & Omega Semiconductor Ltd.*	1,174
652	Amkor Technology, Inc.*	3,860
765	ANADIGICS, Inc.*	1,392
171	Angie’s List, Inc.*	2,379
105	Anixter International, Inc.	11,230
12	Applied Optoelectronics, Inc.*	284
128	ARRIS Group, Inc.*	3,674
50	Aspen Technology, Inc.*	2,347
297	ATMI, Inc.*	10,101
89	Audience, Inc.*	1,043
569	Aviat Networks, Inc.*	1,110
1,007	Axcelis Technologies, Inc.*	2,246
430	Bankrate, Inc.*	8,656
10	Barracuda Networks, Inc.*	359
199	Bazaarvoice, Inc.*	1,345
92	Bel Fuse, Inc., Class B	1,748
47	Belden, Inc.	3,390
505	Benchmark Electronics, Inc.*	12,039
13	Benefitfocus, Inc.*	842
150	Black Box Corp.	3,990
141	Blucora, Inc.*	2,713
618	Brooks Automation, Inc.	6,409
214	CACI International, Inc., Class A*	16,870
50	Calix, Inc.*	397
206	CEVA, Inc.*	3,724
381	Checkpoint Systems, Inc.*	5,582
44	Chegg, Inc.*	277
694	CIBER, Inc.*	3,317
245	Ciena Corp.*	6,020
350	Cirrus Logic, Inc.*	6,737
34	Coherent, Inc.*	2,317
230	Cohu, Inc.	2,321
156	Comtech Telecommunications Corp.	4,994
25	Control4 Corp.*	523
977	Convergys Corp.	19,999
18	Covisint Corp.*	193
180	Cray, Inc.*	6,244
142	CSG Systems International, Inc.	3,976
312	CTS Corp.	6,371
16	Cvent, Inc.*	628
60	Cyan, Inc.*	202
269	Daktronics, Inc.	3,812
44	Dealertrack Technologies, Inc.*	2,379
336	Demand Media, Inc.*	1,630
240	Digi International, Inc.*	2,292
311	Digital River, Inc.*	5,526
73	Diodes, Inc.*	1,738
184	DSP Group, Inc.*	1,557
958	EarthLink Holdings Corp.	3,755
77	Ebix, Inc.	1,251
84	Electro Rent Corp.	1,526
222	Electro Scientific Industries, Inc.	2,093
200	Electronics For Imaging, Inc.*	8,920

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
748	Emulex Corp.*	$5,445
54	Endurance International Group Holdings, Inc.*	815
1,101	Entegris, Inc.*	13,267
833	Entropic Communications, Inc.*	3,649
274	EPIQ Systems, Inc.	3,885
33	ePlus, Inc.*	1,877
865	Extreme Networks, Inc.*	4,956
264	Fabrinet*	5,127
14	FARO Technologies, Inc.*	806
869	Finisar Corp.*	20,595
502	FormFactor, Inc.*	3,579
227	Fusion-io, Inc.*	2,490
46	Gigamon, Inc.*	1,452
616	Global Cash Access Holdings, Inc.*	5,174
38	Glu Mobile, Inc.*	191
44	Gogo, Inc.*	917
282	GSI Group, Inc.*	3,539
191	GSI Technology, Inc.*	1,301
198	GT Advanced Technologies, Inc.*	2,837
169	Hackett Group, Inc. (The)	995
942	Harmonic, Inc.*	6,114
218	Hutchinson Technology, Inc.*	793
315	Imation Corp.*	2,016
18	Immersion Corp.*	215
118	Infinera Corp.*	982
153	Inphi Corp.*	2,012
405	Insight Enterprises, Inc.*	9,307
866	Integrated Device Technology, Inc.*	10,210
277	Integrated Silicon Solution, Inc.*	3,374
498	Internap Network Services Corp.*	3,795
646	International Rectifier Corp.*	17,410
1,182	Intersil Corp., Class A	15,035
357	IntraLinks Holdings, Inc.*	4,145
368	Itron, Inc.*	12,880
225	IXYS Corp.	2,479
418	Kemet Corp.*	2,374
617	Kopin Corp.*	2,462
22	KVH Industries, Inc.*	284
798	Lattice Semiconductor Corp.*	6,041
497	Limelight Networks, Inc.*	1,074
34	Lionbridge Technologies, Inc.*	243
20	Littelfuse, Inc.	1,887
442	LTX-Credence Corp.*	4,473
12	Luxoft Holding, Inc.*	449
6	M/A-COM Technology Solutions Holdings, Inc.*	102
222	ManTech International Corp., Class A	6,498
211	Marchex, Inc., Class B	2,498
14	Mavenir Systems, Inc.*	216
17	Measurement Specialties, Inc.*	1,037
887	Mentor Graphics Corp.	19,195
301	Mercury Systems, Inc.*	3,341
151	Methode Electronics, Inc.	5,119
192	Microsemi Corp.*	4,428
493	MKS Instruments, Inc.	14,820
344	ModusLink Global Solutions, Inc.*	1,572
150	MoneyGram International, Inc.*	2,854
894	Monster Worldwide, Inc.*	7,125
55	MoSys, Inc.*	243
82	Multi-Fineline Electronix, Inc.*	1,195
69	Nanometrics, Inc.*	1,267
188	NeoPhotonics Corp.*	1,551
358	NETGEAR, Inc.*	12,236
363	Newport Corp.*	7,514
130	Numerex Corp., Class A*	1,929
458	OmniVision Technologies, Inc.*	7,910
161	Oplink Communications, Inc.*	2,821
14	OSI Systems, Inc.*	861
194	Park Electrochemical Corp.	5,527
87	PC Connection, Inc.	1,762
147	PC-Tel, Inc.	1,279
271	Perficient, Inc.*	5,531
213	Pericom Semiconductor Corp.*	1,723
565	Photronics, Inc.*	4,915
33	Plantronics, Inc.	1,465
317	Plexus Corp.*	13,045
30	PLX Technology, Inc.*	179
1,085	PMC-Sierra, Inc.*	7,964
268	PRGX Global, Inc.*	1,619
156	Procera Networks, Inc.*	1,721
242	Progress Software Corp.*	6,035
6	QAD, Inc., Class A	113
828	QLogic Corp.*	9,456
1,974	Quantum Corp.*	2,310
291	QuinStreet, Inc.*	1,918
216	Radisys Corp.*	896
55	RealD, Inc.*	608
209	RealNetworks, Inc.*	1,570
329	RF Micro Devices, Inc.*	2,329
106	Richardson Electronics Ltd.	1,165
13	Rocket Fuel, Inc.*	729
244	Rofin-Sinar Technologies, Inc.*	5,727
97	Rogers Corp.*	6,276
175	Rubicon Technology, Inc.*	2,259
252	Rudolph Technologies, Inc.*	2,890
770	Sanmina Corp.*	13,059
151	Sapiens International Corp. N.V.*	1,146
259	ScanSource, Inc.*	10,168
304	Seachange International, Inc.*	3,207
480	ShoreTel, Inc.*	4,219
21	Shutterstock, Inc.*	2,087
285	Sigma Designs, Inc.*	1,396
1,760	Sonus Networks, Inc.*	6,565
440	Spansion, Inc., Class A*	7,176
418	Speed Commerce, Inc.*	1,639
296	Super Micro Computer, Inc.*	5,976
92	Supertex, Inc.*	3,030
365	Sykes Enterprises, Inc.*	7,183
245	SYNNEX Corp.*	14,573
109	TechTarget, Inc.*	755
442	TeleCommunication Systems, Inc., Class A*	959
165	Telenav, Inc.*	992
65	TeleTech Holdings, Inc.*	1,565
47	Tessco Technologies, Inc.	1,790
491	Tessera Technologies, Inc.	10,665
14	Textura Corp.*	377
630	TiVo, Inc.*	8,505
18	Tremor Video, Inc.*	78
1,368	TriQuint Semiconductor, Inc.*	16,744
492	TTM Technologies, Inc.*	4,133
208	Ultra Clean Holdings, Inc.*	2,737
390	Unisys Corp.*	13,346
123	United Online, Inc.	1,379
56	Unwired Planet, Inc.*	83
158	VASCO Data Security International, Inc.*	1,261
283	Veeco Instruments, Inc.*	11,193
31	Viasystems Group, Inc.*	402
109	Violin Memory, Inc.*	474
115	Vishay Precision Group, Inc.*	1,970
159	Vocus, Inc.*	2,123
511	Vringo, Inc.*	2,070
413	Westell Technologies, Inc., Class A*	1,706
20	Wix.com Ltd.*	618
13	YuMe, Inc.*	83

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
155	Zygo Corp.*	$2,342
		804,438
	Materials — 2.6%

274	A. Schulman, Inc.	9,521
163	A.M. Castle & Co.*	2,383
1,267	AK Steel Holding Corp.*	7,868
966	Allied Nevada Gold Corp.*	5,052
159	AMCOL International Corp.	7,056
16	Arabian American Development Co.*	196
649	Axiall Corp.	26,265
478	Century Aluminum Co.*	5,660
41	Chase Corp.	1,236
42	Clearwater Paper Corp.*	2,682
590	Coeur Mining, Inc.*	6,490
1,087	Commercial Metals Co.	21,033
153	FutureFuel Corp.	2,655
534	General Moly, Inc.*	635
566	Globe Specialty Metals, Inc.	11,246
74	GSE Holding, Inc.*	45
6	Handy & Harman Ltd.*	110
115	Haynes International, Inc.	5,696
2,652	Hecla Mining Co.	8,964
469	Horsehead Holding Corp.*	8,334
12	Innospec, Inc.	522
509	Intrepid Potash, Inc.*	7,538
176	Kaiser Aluminum Corp.	12,424
14	KMG Chemicals, Inc.	208
302	Kraton Performance Polymers, Inc.*	8,377
358	Louisiana-Pacific Corp.*	6,727
80	LSB Industries, Inc.*	2,615
20	Marrone Bio Innovations, Inc.*	291
91	Materion Corp.	2,693
109	Midway Gold Corp.*	131
324	Minerals Technologies, Inc.	17,334
1,384	Molycorp, Inc.*	7,224
227	Myers Industries, Inc.	4,880
133	Neenah Paper, Inc.	6,678
313	Noranda Aluminum Holding Corp.	1,349
250	Olin Corp.	6,547
63	Olympic Steel, Inc.	1,733
278	OM Group, Inc.	8,785
43	P. H. Glatfelter Co.	1,305
75	Penford Corp.*	1,001
92	Quaker Chemical Corp.	7,110
649	Resolute Forest Products, Inc.*	13,298
291	RTI International Metals, Inc.*	7,906
226	Schnitzer Steel Industries, Inc., Class A	5,734
81	Schweitzer-Mauduit International, Inc.	3,899
465	Sensient Technologies Corp.	24,380
71	Stepan Co.	4,317
1,098	Stillwater Mining Co.*	14,867
651	SunCoke Energy, Inc.*	14,504
17	Taminco Corp.*	386
14	Texas Industries, Inc.*	1,189
145	Tredegar Corp.	3,612
52	UFP Technologies, Inc.*	1,331
1	United States Lime & Minerals, Inc.	57
64	Universal Stainless & Alloy Products, Inc.*	2,114
378	Walter Energy, Inc.	4,079
23	Wausau Paper Corp.	305
131	Zep, Inc.	2,306
		342,883
	Telecommunication Services — 0.4%

173	Boingo Wireless, Inc.*	1,005
236	Cbeyond, Inc.*	1,617
1,309	Cincinnati Bell, Inc.*	4,385
28	FairPoint Communications, Inc.*	372
96	Hawaiian Telcom Holdco, Inc.*	2,765
9	IDT Corp., Class B	162
33	inContact, Inc.*	298
183	Inteliquent, Inc.	2,555
597	Iridium Communications, Inc.*	3,892
390	Leap Wireless International, Inc.*	6,833
56	magicJack VocalTec Ltd.*	1,060
1,599	NII Holdings, Inc.*	1,839
387	ORBCOMM, Inc.*	3,022
359	Premiere Global Services, Inc.*	4,060
51	RingCentral, Inc., Class A*	1,104
23	Shenandoah Telecommunications Co.	608
5	Straight Path Communications, Inc., Class B*	41
143	Towerstream Corp.*	377
201	USA Mobility, Inc.	2,904
1,444	Vonage Holdings Corp.*	6,657
		45,556
	Utilities — 3.6%

371	ALLETE, Inc.	18,739
328	American States Water Co.	9,850
70	Artesian Resources Corp., Class A	1,523
1,114	Atlantic Power Corp.	2,896
557	Avista Corp.	16,487
413	Black Hills Corp.	23,421
444	California Water Service Group	10,439
89	Chesapeake Utilities Corp.	5,272
562	Cleco Corp.	27,780
101	Connecticut Water Service, Inc.	3,317
136	Consolidated Water Co., Ltd.	1,706
64	Delta Natural Gas Co., Inc.	1,316
930	Dynegy, Inc.*	21,753
374	El Paso Electric Co.	13,184
397	Empire District Electric Co. (The)	9,425
120	Genie Energy Ltd., Class B*	1,375
467	IDACORP, Inc.	26,241
304	Laclede Group, Inc. (The)	13,938
321	MGE Energy, Inc.	12,384
147	Middlesex Water Co.	2,971
388	New Jersey Resources Corp.	17,464
251	Northwest Natural Gas Co.	10,760
352	NorthWestern Corp.	16,171
209	NRG Yield, Inc., Class A	7,980
164	Ormat Technologies, Inc.	4,551
337	Otter Tail Corp.	10,184
171	Pattern Energy Group, Inc.	4,685
702	Piedmont Natural Gas Co., Inc.	23,742
741	PNM Resources, Inc.	19,377
704	Portland General Electric Co.	22,387
104	SJW Corp.	3,077
242	South Jersey Industries, Inc.	13,838
431	Southwest Gas Corp.	23,283
525	UIL Holdings Corp.	20,328
128	Unitil Corp.	4,029
362	UNS Energy Corp.	21,905
481	WGL Holdings, Inc.	19,331
32	York Water Co.	645
		467,754
	Total Common Stocks (Cost $6,811,477)	7,558,993

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Investment Companies (a) 0.0%‡
	Financials — 0.0%‡

84	Firsthand Technology Value Fund, Inc.	$2,007
112	Stellus Capital Investment Corp.	1,642
		3,649
	Total Investment Companies (Cost $3,424)	3,649

No. of Warrants
Warrants — 0.0%‡
101	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Security (a) — 3.7%
	Federal Home Loan Bank
$490,640	0.00%, due 03/03/14	490,640
	Total U.S. Government & Agency Security (Cost $490,640)	490,640

	Repurchase Agreements (a)(b) — 32.9%
4,320,097	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $4,320,113	4,320,097
	Total Repurchase Agreements (Cost $4,320,097)	4,320,097

	Total Investment Securities (Cost $11,625,638) — 94.2%	12,373,379
	Other assets less liabilities — 5.8%	760,966
	Net Assets — 100.0%	$13,134,345

*                      Non-income producing security.

^                       Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 28, 2014, the value of these securities amounted to $352 or 0.00% of net assets.

‡                      Amount represents less than 0.05%.

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $904,210.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,185,168
Aggregate gross unrealized depreciation	(461,044)
Net unrealized appreciation	$724,124
Federal income tax cost of investments	$11,649,255

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Value Index	(0.29)%	11/06/15	$236,006	$14,254

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	(0.48)%	11/06/15	9,518,667	254,309

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Value Index	0.31%	11/06/15	5,179,823	298,185

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	0.56%	11/06/15	1,943,548	307,890

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	0.31%	01/06/15	1,759,261	56,570

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Value ETF	0.02%	11/06/15	8,168	(1,380)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 Value ETF	(0.04)%	11/06/15	52,317	3,072

				$932,900

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Growth

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 56.4%
	Consumer Discretionary — 8.8%

202	1-800-Flowers.com, Inc., Class A*	$1,063
792	Aeropostale, Inc.*	5,813
471	American Axle & Manufacturing Holdings, Inc.*	9,104
178	American Public Education, Inc.*	6,305
62	America’s Car-Mart, Inc.*	2,247
476	Ann, Inc.*	16,969
133	Arctic Cat, Inc.	6,227
277	Asbury Automotive Group, Inc.*	14,083
19	Ascent Capital Group, Inc., Class A*	1,395
27	Barnes & Noble, Inc.*	517
3	Beasley Broadcasting Group, Inc., Class A	27
142	Beazer Homes USA, Inc.*	3,293
170	Big 5 Sporting Goods Corp.	2,581
249	BJ’s Restaurants, Inc.*	6,897
558	Bloomin’ Brands, Inc.*	14,028
125	Blue Nile, Inc.*	4,399
94	Blyth, Inc.	919
30	Bob Evans Farms, Inc.	1,552
127	Bon-Ton Stores, Inc. (The)	1,379
701	Boyd Gaming Corp.*	8,146
184	Bravo Brio Restaurant Group, Inc.*	2,850
120	Bright Horizons Family Solutions, Inc.*	4,736
271	Brown Shoe Co., Inc.	6,661
864	Brunswick Corp.	38,699
282	Buckle, Inc. (The)	12,794
189	Buffalo Wild Wings, Inc.*	27,405
86	Burlington Stores, Inc.*	2,344
362	Caesars Entertainment Corp.*	9,398
112	Capella Education Co.	7,446
65	Carmike Cinemas, Inc.*	1,934
159	Carriage Services, Inc.	3,248
56	Cato Corp. (The), Class A	1,572
63	Cavco Industries, Inc.*	4,942
538	Cheesecake Factory, Inc. (The)	25,566
80	Children’s Place Retail Stores, Inc. (The)*	4,334
367	Christopher & Banks Corp.*	2,444
139	Churchill Downs, Inc.	12,927
164	Chuy’s Holdings, Inc.*	6,529
8	Citi Trends, Inc.*	131
99	ClubCorp Holdings, Inc.	1,725
227	Conn’s, Inc.*	8,127
80	Container Store Group, Inc. (The)*	2,865
75	Cooper Tire & Rubber Co.	1,870
16	Core-Mark Holding Co., Inc.	1,251
198	Cracker Barrel Old Country Store, Inc.	19,691
768	Crocs, Inc.*	11,697
74	Crown Media Holdings, Inc., Class A*	248
72	Culp, Inc.	1,388
678	Cumulus Media, Inc., Class A*	4,448
123	Dana Holding Corp.	2,667
47	Del Frisco’s Restaurant Group, Inc.*	1,224
716	Denny’s Corp.*	4,869
123	Destination Maternity Corp.	3,474
85	Diamond Resorts International, Inc.*	1,546
87	DineEquity, Inc.	7,286
108	Diversified Restaurant Holdings, Inc.*	516
255	Dorman Products, Inc.*	14,693
231	Drew Industries, Inc.	11,374
244	Education Management Corp.*	1,449
58	Einstein Noah Restaurant Group, Inc.	865
557	Entravision Communications Corp., Class A	3,693
215	Ethan Allen Interiors, Inc.	5,403
99	EveryWare Global, Inc.*	547
862	Express, Inc.*	15,766
226	Fiesta Restaurant Group, Inc.*	11,352
170	Finish Line, Inc. (The), Class A	4,593
331	Five Below, Inc.*	12,757
49	Fox Factory Holding Corp.*	818
444	Francesca’s Holdings Corp.*	8,689
129	G-III Apparel Group Ltd.*	8,964
175	Genesco, Inc.*	12,994
337	Gentherm, Inc.*	9,530
23	Global Sources Ltd.*	156
22	Gordmans Stores, Inc.	140
458	Grand Canyon Education, Inc.*	21,709
34	Gray Television, Inc.*	400
47	Haverty Furniture Cos., Inc.	1,370
87	Hemisphere Media Group, Inc.*	969
262	Hibbett Sports, Inc.*	15,020
555	Hillenbrand, Inc.	16,583
145	Houghton Mifflin Harcourt Co.*	2,946
805	Hovnanian Enterprises, Inc., Class A*	4,886
341	HSN, Inc.	19,556
243	Iconix Brand Group, Inc.*	9,778
73	Ignite Restaurant Group, Inc.*	894
397	Interval Leisure Group, Inc.	10,794
285	iRobot Corp.*	11,947
236	ITT Educational Services, Inc.*	7,323
337	Jack in the Box, Inc.*	19,361
169	Jamba, Inc.*	2,135
42	JoS. A. Bank Clothiers, Inc.*	2,607
42	JTH Holding, Inc., Class A*	1,063
274	K12, Inc.*	6,201
843	KB Home	17,197
100	Kirkland’s, Inc.*	1,768
661	Krispy Kreme Doughnuts, Inc.*	12,572
137	La-Z-Boy, Inc.	3,499
55	LGI Homes, Inc.*	935
212	Libbey, Inc.*	4,938
229	Life Time Fitness, Inc.*	10,809
647	LifeLock, Inc.*	12,882
74	Lincoln Educational Services Corp.	333
224	Lithia Motors, Inc., Class A	14,206
131	Loral Space & Communications, Inc.*	10,352
277	Lumber Liquidators Holdings, Inc.*	29,717
69	M/I Homes, Inc.*	1,718
106	Marine Products Corp.	902
123	Matthews International Corp., Class A	5,047
136	Mattress Firm Holding Corp.*	5,928
491	McClatchy Co. (The), Class A*	2,607
80	MDC Holdings, Inc.	2,495
129	MDC Partners, Inc., Class A	2,901
323	Meritage Homes Corp.*	15,572
47	Monarch Casino & Resort, Inc.*	886
316	Monro Muffler Brake, Inc.	18,856
110	Morgans Hotel Group Co.*	880
10	Movado Group, Inc.	394
291	Multimedia Games Holding Co., Inc.*	9,610
27	Nathan’s Famous, Inc.*	1,349
181	National CineMedia, Inc.	2,780
313	Nautilus, Inc.*	2,626
172	New York & Co., Inc.*	762
296	Nexstar Broadcasting Group, Inc., Class A	12,633

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
48	Noodles & Co.*	$1,911
289	Nutrisystem, Inc.	4,254
620	Office Depot, Inc.*	3,057
242	Orbitz Worldwide, Inc.*	2,338
256	Outerwall, Inc.*	18,107
113	Overstock.com, Inc.*	2,223
136	Oxford Industries, Inc.	10,643
411	Pacific Sunwear of California, Inc.*	1,175
323	Papa John’s International, Inc.	16,441
96	Penske Automotive Group, Inc.	4,156
203	PetMed Express, Inc.	2,801
957	Pier 1 Imports, Inc.	18,106
546	Pinnacle Entertainment, Inc.*	13,268
470	Pool Corp.	27,476
241	Popeyes Louisiana Kitchen, Inc.*	9,654
67	Potbelly Corp.*	1,434
978	Quiksilver, Inc.*	7,628
7	R.G. Barry Corp.	130
105	ReachLocal, Inc.*	1,111
125	Red Robin Gourmet Burgers, Inc.*	9,741
99	Rentrak Corp.*	6,347
178	Restoration Hardware Holdings, Inc.*	12,054
70	RetailMeNot, Inc.*	2,924
362	Ruth’s Hospitality Group, Inc.	4,474
466	Ryland Group, Inc. (The)	21,711
14	Saga Communications, Inc., Class A	685
360	Scientific Games Corp., Class A*	4,824
17	SEACOR Holdings, Inc.*	1,504
57	Sears Hometown and Outlet Stores, Inc.*	1,320
528	Select Comfort Corp.*	9,536
96	SFX Entertainment, Inc.*	825
383	Shutterfly, Inc.*	20,897
691	Sinclair Broadcast Group, Inc., Class A	20,467
563	Smith & Wesson Holding Corp.*	6,475
101	Sonic Automotive, Inc., Class A	2,400
451	Sonic Corp.*	9,191
689	Sotheby’s	32,390
143	Standard Motor Products, Inc.	5,026
148	Stein Mart, Inc.	2,011
47	Steiner Leisure Ltd.*	2,078
607	Steven Madden Ltd.*	22,125
53	Stock Building Supply Holdings, Inc.*	1,180
242	Stoneridge, Inc.*	2,664
109	Strayer Education, Inc.*	5,207
195	Sturm Ruger & Co., Inc.	12,429
614	Tenneco, Inc.*	36,987
630	Texas Roadhouse, Inc.	16,664
186	Tile Shop Holdings, Inc.*	2,868
92	Tilly’s, Inc., Class A*	1,100
62	Tower International, Inc.*	1,592
8	TRI Pointe Homes, Inc.*	146
483	Tumi Holdings, Inc.*	10,703
22	UCP, Inc., Class A*	350
15	Universal Electronics, Inc.*	627
362	Vail Resorts, Inc.	25,456
345	ValueVision Media, Inc., Class A*	1,929
218	Vera Bradley, Inc.*	5,777
55	Vince Holding Corp.*	1,485
222	Vitacost.com, Inc.*	1,654
306	Vitamin Shoppe, Inc.*	14,318
39	WCI Communities, Inc.*	787
898	Wet Seal, Inc. (The), Class A*	1,706
3	Weyco Group, Inc.	79
139	William Lyon Homes, Class A*	4,299
23	Winmark Corp.	1,818
283	Winnebago Industries, Inc.*	7,545
1,013	Wolverine World Wide, Inc.	26,703
30	World Wrestling Entertainment, Inc., Class A	688
213	Zumiez, Inc.*	5,061
		1,381,015
	Consumer Staples — 2.7%

26	Alico, Inc.	987
138	Annie’s, Inc.*	5,172
534	B&G Foods, Inc.	15,999
83	Boston Beer Co., Inc. (The), Class A*	19,650
569	Boulder Brands, Inc.*	8,558
123	Calavo Growers, Inc.	3,830
128	Cal-Maine Foods, Inc.	6,729
387	Casey’s General Stores, Inc.	26,506
53	Central Garden and Pet Co., Class A*	390
167	Chefs’ Warehouse, Inc. (The)*	3,883
47	Coca-Cola Bottling Co. Consolidated	3,555
40	Craft Brew Alliance, Inc.*	653
428	Darling International, Inc.*	8,637
219	Elizabeth Arden, Inc.*	6,695
66	Fairway Group Holdings Corp.*	515
60	Farmer Bros Co.*	1,265
219	Female Health Co. (The)	1,513
388	Hain Celestial Group, Inc. (The)*	34,648
116	Inter Parfums, Inc.	3,899
142	Inventure Foods, Inc.*	1,972
151	J&J Snack Foods Corp.	14,025
187	Lancaster Colony Corp.	16,867
1,034	Lifevantage Corp.*	1,375
47	Lifeway Foods, Inc.	675
101	Limoneira Co.	2,127
139	Medifast, Inc.*	3,661
114	National Beverage Corp.*	2,399
89	Natural Grocers by Vitamin Cottage, Inc.*	3,626
12	Oil-Dri Corp. of America	398
16	Omega Protein Corp.*	174
53	Orchids Paper Products Co.	1,785
16	Pantry, Inc. (The)*	241
612	Pilgrim’s Pride Corp.*	10,728
516	Prestige Brands Holdings, Inc.*	14,701
190	PriceSmart, Inc.	19,329
38	Revlon, Inc., Class A*	897
4,474	Rite Aid Corp.*	29,484
232	Sanderson Farms, Inc.	17,827
72	Snyder’s-Lance, Inc.	1,951
217	Spectrum Brands Holdings, Inc.	16,928
1,681	Star Scientific, Inc.*	1,496
1,520	SUPERVALU, Inc.*	9,834
182	Susser Holdings Corp.*	11,026
158	Synutra International, Inc.*	1,157
192	Tootsie Roll Industries, Inc.	5,575
239	TreeHouse Foods, Inc.*	17,031
498	United Natural Foods, Inc.*	36,045
61	USANA Health Sciences, Inc.*	4,463
471	Vector Group Ltd.	9,199
42	Village Super Market, Inc., Class A	1,151
156	WD-40 Co.	11,374
		422,605
	Energy — 2.1%

829	Abraxas Petroleum Corp.*	2,794
1	Adams Resources & Energy, Inc.	74
265	Amyris, Inc.*	1,211
15	Apco Oil and Gas International, Inc.*	214
197	Approach Resources, Inc.*	4,387

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
71	Athlon Energy, Inc.*	$2,638
143	Bill Barrett Corp.*	3,624
297	Bonanza Creek Energy, Inc.*	14,841
87	CARBO Ceramics, Inc.	10,792
392	Carrizo Oil & Gas, Inc.*	19,498
688	Clean Energy Fuels Corp.*	5,759
25	Contango Oil & Gas Co.*	1,186
439	Crosstex Energy, Inc.	18,276
246	Delek U.S. Holdings, Inc.	6,829
214	Diamondback Energy, Inc.*	13,767
98	EPL Oil & Gas, Inc.*	2,950
171	Evolution Petroleum Corp.	2,223
878	EXCO Resources, Inc.	4,583
157	Forest Oil Corp.*	316
199	Forum Energy Technologies, Inc.*	5,154
539	FX Energy, Inc.*	2,021
560	Gastar Exploration, Inc.*	3,573
130	Geospace Technologies Corp.*	9,980
20	Global Geophysical Services, Inc.*	28
316	Goodrich Petroleum Corp.*	4,304
20	Hornbeck Offshore Services, Inc.*	855
293	ION Geophysical Corp.*	1,193
9	Isramco, Inc.*	1,291
44	Jones Energy, Inc., Class A*	687
443	KiOR, Inc., Class A*	620
2,679	Kodiak Oil & Gas Corp.*	31,639
545	Magnum Hunter Resources Corp.*	4,573
43	Matrix Service Co.*	1,392
704	Newpark Resources, Inc.*	7,829
8	Nuverra Environmental Solutions, Inc.*	136
66	Panhandle Oil and Gas, Inc., Class A	2,439
537	PetroQuest Energy, Inc.*	2,540
8	PHI, Inc. (Non-Voting)*	322
213	Quicksilver Resources, Inc.*	697
44	Renewable Energy Group, Inc.*	513
2,280	Rentech, Inc.*	4,286
5	REX American Resources Corp.*	238
456	Rex Energy Corp.*	8,664
120	RigNet, Inc.*	5,738
617	Rosetta Resources, Inc.*	27,376
25	Sanchez Energy Corp.*	745
395	SemGroup Corp., Class A	26,591
483	Solazyme, Inc.*	5,926
512	Synergy Resources Corp.*	5,422
332	Targa Resources Corp.	32,124
146	TGC Industries, Inc.*	934
126	Triangle Petroleum Corp.*	1,129
863	Uranium Energy Corp.*	1,571
259	Ur-Energy, Inc.*	448
294	VAALCO Energy, Inc.*	1,958
308	Western Refining, Inc.	11,227
158	ZaZa Energy Corp.*	145
		332,270
	Financials — 4.2%

102	Acadia Realty Trust (REIT)	2,698
21	Alexander’s, Inc. (REIT)	7,869
94	Ambac Financial Group, Inc.*	3,249
49	American Equity Investment Life Holding Co.	1,071
797	American Realty Capital Properties, Inc. (REIT)	11,708
253	AmTrust Financial Services, Inc.	9,563
92	Argo Group International Holdings Ltd.	4,061
12	Aviv REIT, Inc. (REIT)	304
224	Bank of the Ozarks, Inc.	14,206
1,282	BGC Partners, Inc., Class A	8,718
10	Blue Capital Reinsurance Holdings Ltd.*	170
122	BofI Holding, Inc.*	11,358
7	Capitala Finance Corp.	140
453	Cardtronics, Inc.*	18,355
4	Cascade Bancorp*	19
190	Cohen & Steers, Inc.	7,184
104	Consumer Portfolio Services, Inc.*	810
209	CoreSite Realty Corp. (REIT)	6,508
98	Crawford & Co., Class B	830
72	Credit Acceptance Corp.*	9,946
29	Diamond Hill Investment Group, Inc.	3,403
274	DuPont Fabros Technology, Inc. (REIT)	7,277
286	EastGroup Properties, Inc. (REIT)	17,743
186	eHealth, Inc.*	8,928
154	Empire State Realty Trust, Inc., Class A (REIT)	2,359
218	Employers Holdings, Inc.	4,288
197	Encore Capital Group, Inc.*	9,578
34	Enstar Group Ltd.*	4,256
36	Essent Group Ltd.*	835
319	Evercore Partners, Inc., Class A	17,749
494	Financial Engines, Inc.	27,916
295	First Cash Financial Services, Inc.*	15,585
9	First Federal Bancshares of Arkansas, Inc.*	78
216	First Financial Bankshares, Inc.	13,064
40	Forestar Group, Inc.*	754
369	FXCM, Inc., Class A	6,218
61	GAMCO Investors, Inc., Class A	4,762
316	Geo Group, Inc. (The) (REIT)	10,185
1,308	Glimcher Realty Trust (REIT)	12,727
285	Greenhill & Co., Inc.	15,182
69	Greenlight Capital Re Ltd., Class A*	2,170
7	Hallmark Financial Services, Inc.*	59
149	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	2,135
99	HCI Group, Inc.	4,793
47	Health Insurance Innovations, Inc., Class A*	592
376	Healthcare Realty Trust, Inc. (REIT)	9,013
283	HFF, Inc., Class A	9,028
280	Highwoods Properties, Inc. (REIT)	10,559
121	Home BancShares, Inc./AR	4,061
25	ICG Group, Inc.*	508
57	Infinity Property & Casualty Corp.	4,204
741	Inland Real Estate Corp. (REIT)	7,936
45	INTL FCStone, Inc.*	818
58	Investors Bancorp, Inc.	1,538
56	Investors Real Estate Trust (REIT)	492
50	JGWPT Holdings, Inc., Class A*	956
312	KCG Holdings, Inc., Class A*	3,710
64	Kennedy-Wilson Holdings, Inc.	1,619
1,039	Ladenburg Thalmann Financial Services, Inc.*	2,899
304	LTC Properties, Inc. (REIT)	11,455
65	Maiden Holdings Ltd.	730
26	Main Street Capital Corp.	913
20	Marcus & Millichap, Inc.*	335
379	MarketAxess Holdings, Inc.	22,376
29	Meadowbrook Insurance Group, Inc.	156
5	Meridian Interstate Bancorp, Inc.*	121
1,800	MGIC Investment Corp.*	16,128
294	National Health Investors, Inc. (REIT)	18,140
18	National Interstate Corp.	545
133	Northfield Bancorp, Inc.	1,684
142	Oritani Financial Corp.	2,224

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3	Penns Woods Bancorp, Inc.	$137
38	Physicians Realty Trust (REIT)	509
512	Portfolio Recovery Associates, Inc.*	27,766
409	Potlatch Corp. (REIT)	16,213
196	PS Business Parks, Inc. (REIT)	16,468
115	Pzena Investment Management, Inc., Class A	1,329
26	QTS Realty Trust, Inc., Class A (REIT)	664
476	Radian Group, Inc.	7,402
4	RCS Capital Corp., Class A	91
34	RE/MAX Holdings, Inc., Class A*	1,041
28	Regional Management Corp.*	845
49	Rexford Industrial Realty, Inc. (REIT)	695
289	Ryman Hospitality Properties, Inc. (REIT)	12,193
155	Sabra Health Care REIT, Inc. (REIT)	4,413
79	Saul Centers, Inc. (REIT)	3,671
10	Silvercrest Asset Management Group, Inc., Class A	168
288	Sovran Self Storage, Inc. (REIT)	21,309
107	Springleaf Holdings, Inc.*	3,014
1,539	Strategic Hotels & Resorts, Inc. (REIT)*	15,375
362	Sun Communities, Inc. (REIT)	16,674
129	Tejon Ranch Co.*	4,573
70	Third Point Reinsurance Ltd.*	1,050
43	Tower Group International Ltd.	119
38	Tree.com, Inc.*	1,285
26	UMH Properties, Inc. (REIT)	241
17	United Fire Group, Inc.	493
120	Universal Health Realty Income Trust (REIT)	5,110
25	Universal Insurance Holdings, Inc.	334
188	Urstadt Biddle Properties, Inc., Class A (REIT)	3,687
68	Virtus Investment Partners, Inc.*	12,591
188	Washington Real Estate Investment Trust (REIT)	4,728
70	Westwood Holdings Group, Inc.	3,984
23	Winthrop Realty Trust (REIT)	268
1,014	WisdomTree Investments, Inc.*	15,798
87	World Acceptance Corp.*	8,339
52	ZAIS Financial Corp. (REIT)	905
		657,033
	Health Care — 12.8%

223	Abaxis, Inc.*	8,463
391	Abiomed, Inc.*	11,022
357	Acadia Healthcare Co., Inc.*	17,650
668	ACADIA Pharmaceuticals, Inc.*	18,904
112	Accelerate Diagnostics, Inc.*	1,655
61	Acceleron Pharma, Inc.*	2,863
594	Accretive Health, Inc.*	4,918
748	Accuray, Inc.*	7,016
236	AcelRx Pharmaceuticals, Inc.*	2,697
975	Achillion Pharmaceuticals, Inc.*	3,413
409	Acorda Therapeutics, Inc.*	14,986
6	Addus HomeCare Corp.*	173
291	Aegerion Pharmaceuticals, Inc.*	15,935
62	Aerie Pharmaceuticals, Inc.*	1,424
59	Agios Pharmaceuticals, Inc.*	1,844
392	Air Methods Corp.*	21,176
587	Akorn, Inc.*	15,156
738	Align Technology, Inc.*	38,620
171	Alimera Sciences, Inc.*	1,147
20	Alliance HealthCare Services, Inc.*	603
553	Alnylam Pharmaceuticals, Inc.*	44,926
218	AMAG Pharmaceuticals, Inc.*	4,519
307	Amicus Therapeutics, Inc.*	774
465	AMN Healthcare Services, Inc.*	6,477
314	Ampio Pharmaceuticals, Inc.*	2,236
94	Amsurg Corp.*	4,123
256	Anacor Pharmaceuticals, Inc.*	4,864
55	Analogic Corp.	5,184
71	Anika Therapeutics, Inc.*	2,795
1,138	Antares Pharma, Inc.*	5,064
64	Aratana Therapeutics, Inc.*	1,496
1,937	Arena Pharmaceuticals, Inc.*	12,610
564	Arqule, Inc.*	1,269
1,248	Array BioPharma, Inc.*	6,015
233	ArthroCare Corp.*	11,242
371	athenahealth, Inc.*	71,926
244	AtriCure, Inc.*	5,073
16	Atrion Corp.	4,631
498	Auxilium Pharmaceuticals, Inc.*	15,314
1,465	AVANIR Pharmaceuticals, Inc., Class A*	6,094
46	BIND Therapeutics, Inc.*	628
376	BioDelivery Sciences International, Inc.*	3,523
317	Biolase, Inc.*	980
247	Bio-Reference Labs, Inc.*	6,239
140	BioScrip, Inc.*	998
373	BioTime, Inc.*	1,339
59	Bluebird Bio, Inc.*	1,505
623	Cadence Pharmaceuticals, Inc.*	8,716
147	Cambrex Corp.*	2,950
331	Cantel Medical Corp.	10,708
289	Capital Senior Living Corp.*	7,346
263	Cardiovascular Systems, Inc.*	9,205
1,311	Cell Therapeutics, Inc.*	5,047
841	Celldex Therapeutics, Inc.*	24,574
33	Cellular Dynamics International, Inc.*	491
199	Cempra, Inc.*	2,267
549	Centene Corp.*	34,960
677	Cepheid, Inc.*	36,328
704	Cerus Corp.*	4,548
792	Chelsea Therapeutics International Ltd.*	4,522
178	Chemed Corp.	15,059
248	ChemoCentryx, Inc.*	1,885
86	Chimerix, Inc.*	1,720
28	Chindex International, Inc.*	539
181	Clovis Oncology, Inc.*	14,411
112	Computer Programs & Systems, Inc.	7,664
52	Conatus Pharmaceuticals, Inc.*	583
537	Corcept Therapeutics, Inc.*	1,761
269	Coronado Biosciences, Inc.*	764
115	Corvel Corp.*	5,291
22	CryoLife, Inc.	219
656	Curis, Inc.*	2,001
279	Cyberonics, Inc.*	19,103
66	Cynosure, Inc., Class A*	2,031
248	Cytokinetics, Inc.*	2,443
496	Cytori Therapeutics, Inc.*	1,562
1,591	Dendreon Corp.*	4,582
570	Depomed, Inc.*	6,869
714	DexCom, Inc.*	32,201
132	Durata Therapeutics, Inc.*	1,810
1,221	Dyax Corp.*	11,807
2,330	Dynavax Technologies Corp.*	4,334
48	Emergent Biosolutions, Inc.*	1,188
407	Emeritus Corp.*	12,833
37	Enanta Pharmaceuticals, Inc.*	1,363
308	Endocyte, Inc.*	4,056

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
634	Endologix, Inc.*	$8,559
186	Ensign Group, Inc. (The)	7,366
68	Epizyme, Inc.*	2,033
37	Esperion Therapeutics, Inc.*	575
711	Exact Sciences Corp.*	9,563
19	Exactech, Inc.*	443
305	ExamWorks Group, Inc.*	11,096
1,960	Exelixis, Inc.*	13,838
226	Fibrocell Science, Inc.*	1,286
58	Five Prime Therapeutics, Inc.*	810
257	Fluidigm Corp.*	12,040
59	Foundation Medicine, Inc.*	2,102
67	Furiex Pharmaceuticals, Inc.*	6,200
1,032	Galena Biopharma, Inc.*	4,076
362	GenMark Diagnostics, Inc.*	4,511
169	Genomic Health, Inc.*	4,463
316	Gentiva Health Services, Inc.*	3,384
551	Globus Medical, Inc., Class A*	13,037
265	GTx, Inc.*	451
516	Haemonetics Corp.*	18,824
973	Halozyme Therapeutics, Inc.*	13,710
152	Hanger, Inc.*	5,388
4	Harvard Apparatus Regenerative Technology, Inc.*	18
14	Harvard Bioscience, Inc.*	68
737	HealthSouth Corp.	24,085
203	HealthStream, Inc.*	5,850
226	Healthways, Inc.*	3,381
165	HeartWare International, Inc.*	15,845
39	Hi-Tech Pharmacal Co., Inc.*	1,691
885	HMS Holdings Corp.*	18,107
268	Horizon Pharma, Inc.*	3,275
85	Hyperion Therapeutics, Inc.*	2,635
119	ICU Medical, Inc.*	6,885
997	Idenix Pharmaceuticals, Inc.*	6,800
654	ImmunoGen, Inc.*	10,726
699	Immunomedics, Inc.*	3,313
483	Infinity Pharmaceuticals, Inc.*	7,573
349	Insmed, Inc.*	6,983
539	Insulet Corp.*	25,554
51	Insys Therapeutics, Inc.*	3,431
126	Integra LifeSciences Holdings Corp.*	5,927
72	Intercept Pharmaceuticals, Inc.*	29,556
839	InterMune, Inc.*	25,204
99	Intrexon Corp.*	2,572
169	IPC The Hospitalist Co., Inc.*	8,675
1,074	Ironwood Pharmaceuticals, Inc.*	15,584
1,134	Isis Pharmaceuticals, Inc.*	57,834
120	KaloBios Pharmaceuticals, Inc.*	390
68	Karyopharm Therapeutics, Inc.*	2,730
901	Keryx Biopharmaceuticals, Inc.*	14,461
119	KYTHERA Biopharmaceuticals, Inc.*	5,946
96	Landauer, Inc.	4,652
189	Lannett Co., Inc.*	8,106
37	LDR Holding Corp.*	1,156
2,134	Lexicon Pharmaceuticals, Inc.*	3,820
180	Ligand Pharmaceuticals, Inc.*	12,555
377	Luminex Corp.*	6,967
54	MacroGenics, Inc.*	1,890
1,501	MannKind Corp.*	9,291
492	Masimo Corp.*	12,571
615	MedAssets, Inc.*	14,938
58	Medical Action Industries, Inc.*	425
639	Medicines Co. (The)*	19,521
537	Medidata Solutions, Inc.*	34,422
122	MEI Pharma, Inc.*	1,053
659	Merge Healthcare, Inc.*	1,654
419	Meridian Bioscience, Inc.	8,740
975	Merrimack Pharmaceuticals, Inc.*	4,856
917	MiMedx Group, Inc.*	6,557
286	Molina Healthcare, Inc.*	10,776
398	Momenta Pharmaceuticals, Inc.*	5,890
129	MWI Veterinary Supply, Inc.*	21,017
551	Nanosphere, Inc.*	1,322
39	National Research Corp., Class A*	683
180	Natus Medical, Inc.*	4,518
1,027	Navidea Biopharmaceuticals, Inc.*	1,900
872	Nektar Therapeutics*	11,188
362	Neogen Corp.*	15,682
332	NeoGenomics, Inc.*	1,189
674	Neurocrine Biosciences, Inc.*	11,883
170	NewLink Genetics Corp.*	7,514
1,878	Novavax, Inc.*	12,019
651	NPS Pharmaceuticals, Inc.*	22,772
96	NuVasive, Inc.*	3,528
603	NxStage Medical, Inc.*	8,364
301	Omeros Corp.*	4,021
197	Omnicell, Inc.*	5,670
148	OncoGenex Pharmaceutical, Inc.*	1,631
41	OncoMed Pharmaceuticals, Inc.*	1,415
51	Onconova Therapeutics, Inc.*	434
81	Ophthotech Corp.*	2,727
1,906	Opko Health, Inc.*	18,145
1,023	Orexigen Therapeutics, Inc.*	7,100
167	Osiris Therapeutics, Inc.*	2,550
91	OvaScience, Inc.*	982
136	Owens & Minor, Inc.	4,722
47	Oxford Immunotec Global PLC*	1,046
278	Pacira Pharmaceuticals, Inc.*	21,751
574	PAREXEL International Corp.*	30,749
1,413	PDL BioPharma, Inc.	12,109
1,618	Peregrine Pharmaceuticals, Inc.*	2,929
42	PhotoMedex, Inc.*	615
110	Portola Pharmaceuticals, Inc.*	2,683
555	Progenics Pharmaceuticals, Inc.*	2,592
107	Providence Service Corp. (The)*	2,845
98	PTC Therapeutics, Inc.*	3,073
224	Puma Biotechnology, Inc.*	26,042
403	Quality Systems, Inc.	7,036
524	Questcor Pharmaceuticals, Inc.	31,833
283	Quidel Corp.*	7,930
602	Raptor Pharmaceutical Corp.*	9,530
73	Receptos, Inc.*	3,386
103	Regulus Therapeutics, Inc.*	1,157
49	Relypsa, Inc.*	1,934
317	Repligen Corp.*	4,745
232	Repros Therapeutics, Inc.*	4,536
64	Rockwell Medical, Inc.*	812
190	Sagent Pharmaceuticals, Inc.*	4,020
616	Sangamo BioSciences, Inc.*	11,211
379	Sarepta Therapeutics, Inc.*	11,002
399	Sciclone Pharmaceuticals, Inc.*	1,855
1,162	Sequenom, Inc.*	2,754
352	SIGA Technologies, Inc.*	1,130
186	Skilled Healthcare Group, Inc., Class A*	895
407	Spectranetics Corp. (The)*	12,194
346	Staar Surgical Co.*	4,899
97	Stemline Therapeutics, Inc.*	2,508
595	STERIS Corp.	27,459
138	Sucampo Pharmaceuticals, Inc., Class A*	1,242
327	Sunesis Pharmaceuticals, Inc.*	2,142
164	Supernus Pharmaceuticals, Inc.*	1,647
55	Surgical Care Affiliates, Inc.*	1,673
139	SurModics, Inc.*	3,461
194	Synageva BioPharma Corp.*	22,246

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
813	Synergy Pharmaceuticals, Inc.*	$4,935
505	Synta Pharmaceuticals Corp.*	3,121
70	Tandem Diabetes Care, Inc.*	1,803
693	Team Health Holdings, Inc.*	31,199
293	TearLab Corp.*	2,359
149	TESARO, Inc.*	4,918
142	Tetraphase Pharmaceuticals, Inc.*	1,931
157	TG Therapeutics, Inc.*	1,036
871	TherapeuticsMD, Inc.*	5,984
579	Thoratec Corp.*	21,504
475	Threshold Pharmaceuticals, Inc.*	2,375
13	Triple-S Management Corp., Class B*	218
122	U.S. Physical Therapy, Inc.	4,048
1,036	Unilife Corp.*	4,797
33	Utah Medical Products, Inc.	1,815
335	Vanda Pharmaceuticals, Inc.*	5,069
167	Vascular Solutions, Inc.*	4,345
44	Veracyte, Inc.*	704
175	Verastem, Inc.*	2,340
700	Vical, Inc.*	1,064
1,016	Vivus, Inc.*	6,126
180	Vocera Communications, Inc.*	3,064
551	Volcano Corp.*	11,824
698	West Pharmaceutical Services, Inc.	31,815
82	XenoPort, Inc.*	513
684	XOMA Corp.*	5,718
178	ZELTIQ Aesthetics, Inc.*	3,380
812	ZIOPHARM Oncology, Inc.*	3,459
994	Zogenix, Inc.*	4,324
		2,000,379
	Industrials — 8.6%

283	AAON, Inc.	8,456
143	Acacia Research Corp.	2,192
379	Accuride Corp.*	1,671
55	Aceto Corp.	1,006
223	Acorn Energy, Inc.*	758
432	Acuity Brands, Inc.	60,934
358	Advisory Board Co. (The)*	22,941
46	Aegion Corp.*	1,065
282	Aircastle Ltd.	5,555
43	Albany International Corp., Class A	1,551
151	Allegiant Travel Co.	14,988
273	Altra Industrial Motion Corp.	9,664
13	American Science & Engineering, Inc.	855
100	American Woodmark Corp.*	3,211
207	Apogee Enterprises, Inc.	7,086
391	Applied Industrial Technologies, Inc.	19,953
152	Astronics Corp.*	10,169
257	AZZ, Inc.	11,403
71	Barrett Business Services, Inc.	4,970
491	Beacon Roofing Supply, Inc.*	18,555
497	Blount International, Inc.*	6,088
341	BlueLinx Holdings, Inc.*	498
343	Brink’s Co. (The)	10,431
451	Builders FirstSource, Inc.*	3,883
63	CAI International, Inc.*	1,533
3,074	Capstone Turbine Corp.*	5,502
353	Casella Waste Systems, Inc., Class A*	1,892
90	Ceco Environmental Corp.	1,453
14	Celadon Group, Inc.	318
274	Cenveo, Inc.*	929
306	Chart Industries, Inc.*	25,569
10	CIRCOR International, Inc.	716
501	CLARCOR, Inc.	29,023
28	Columbus McKinnon Corp.*	713
97	Comfort Systems USA, Inc.	1,594
170	Commercial Vehicle Group, Inc.*	1,516
339	Corporate Executive Board Co. (The)	25,350
14	Cubic Corp.	728
334	Deluxe Corp.	16,860
206	Douglas Dynamics, Inc.	3,333
96	DXP Enterprises, Inc.*	9,769
124	Dycom Industries, Inc.*	3,582
180	Echo Global Logistics, Inc.*	2,866
26	Encore Wire Corp.	1,360
193	Energy Recovery, Inc.*	865
92	EnerNOC, Inc.*	1,995
159	EnerSys, Inc.	11,295
161	Enphase Energy, Inc.*	1,299
104	EnPro Industries, Inc.*	7,450
27	Erickson Air-Crane, Inc.*	581
76	ESCO Technologies, Inc.	2,724
57	ExOne Co. (The)*	2,639
133	Exponent, Inc.	9,475
630	Federal Signal Corp.*	8,095
305	Forward Air Corp.	13,194
63	Franklin Covey Co.*	1,320
454	Franklin Electric Co., Inc.	19,790
1,816	FuelCell Energy, Inc.*	3,541
235	Furmanite Corp.*	2,782
33	G&K Services, Inc., Class A	2,067
478	GenCorp, Inc.*	8,905
520	Generac Holdings, Inc.	29,624
38	General Cable Corp.	1,170
18	Global Brass & Copper Holdings, Inc.	305
136	Gorman-Rupp Co. (The)	4,284
148	GP Strategies Corp.*	4,310
101	Graham Corp.	3,512
54	Great Lakes Dredge & Dock Corp.*	446
300	H&E Equipment Services, Inc.*	9,816
691	Healthcare Services Group, Inc.	18,609
353	Heartland Express, Inc.	7,194
670	HEICO Corp.	41,667
82	Heritage-Crystal Clean, Inc.*	1,484
592	Herman Miller, Inc.	16,683
434	HNI Corp.	15,429
58	Houston Wire & Cable Co.	807
373	Hub Group, Inc., Class A*	14,573
31	Huron Consulting Group, Inc.*	2,051
106	Hyster-Yale Materials Handling, Inc.	10,700
447	InnerWorkings, Inc.*	3,522
127	Innovative Solutions & Support, Inc.*	1,002
227	Insperity, Inc.	6,626
170	Insteel Industries, Inc.	3,383
599	Interface, Inc.	11,537
292	John Bean Technologies Corp.	8,807
177	Kaman Corp.	7,030
125	KEYW Holding Corp. (The)*	2,288
249	Kforce, Inc.	5,456
593	Knight Transportation, Inc.	12,738
329	Knoll, Inc.	5,123
130	Lindsay Corp.	11,032
10	LMI Aerospace, Inc.*	149
139	Manitex International, Inc.*	2,084
600	MasTec, Inc.*	24,564
431	Matson, Inc.	10,396
123	McGrath RentCorp	3,982
190	Middleby Corp. (The)*	56,346
286	Mine Safety Appliances Co.	14,715
160	Mistras Group, Inc.*	3,526
38	Mobile Mini, Inc.*	1,710
42	Moog, Inc., Class A*	2,601

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
284	Mueller Industries, Inc.	$17,744
1,594	Mueller Water Products, Inc., Class A	15,382
75	Multi-Color Corp.	2,540
4	National Presto Industries, Inc.	308
176	NCI Building Systems, Inc.*	3,003
35	Norcraft Cos., Inc.*	608
91	Nortek, Inc.*	6,587
785	Odyssey Marine Exploration, Inc.*	1,719
28	Omega Flex, Inc.	626
462	On Assignment, Inc.*	15,893
34	Pacer International, Inc.*	305
87	Park-Ohio Holdings Corp.*	4,580
67	Patrick Industries, Inc.*	2,827
240	Pendrell Corp.*	365
225	Performant Financial Corp.*	1,780
335	PGT, Inc.*	3,883
142	Pike Corp.*	1,474
143	Ply Gem Holdings, Inc.*	1,832
471	Polypore International, Inc.*	16,301
22	Power Solutions International, Inc.*	1,630
218	PowerSecure International, Inc.*	4,955
2	Preformed Line Products Co.	124
356	Primoris Services Corp.	11,132
172	Proto Labs, Inc.*	13,399
72	Quality Distribution, Inc.*	923
367	Raven Industries, Inc.	13,421
232	RBC Bearings, Inc.*	14,906
257	Republic Airways Holdings, Inc.*	2,462
281	Revolution Lighting Technologies, Inc.*	888
306	Rexnord Corp.*	9,177
93	Roadrunner Transportation Systems, Inc.*	2,186
45	RPX Corp.*	721
130	Rush Enterprises, Inc., Class A*	3,718
245	Saia, Inc.*	8,462
34	Simpson Manufacturing Co., Inc.	1,202
27	SkyWest, Inc.	343
101	SP Plus Corp.*	2,651
609	Spirit Airlines, Inc.*	34,396
25	Standex International Corp.	1,383
97	Steelcase, Inc., Class A	1,442
14	Sterling Construction Co., Inc.*	133
217	Sun Hydraulics Corp.	9,179
846	Swift Transportation Co.*	20,609
160	TAL International Group, Inc.	7,088
517	Taser International, Inc.*	9,942
208	Team, Inc.*	8,994
117	Teledyne Technologies, Inc.*	11,464
186	Tennant Co.	11,394
50	Tetra Tech, Inc.*	1,444
72	Textainer Group Holdings Ltd.	2,626
274	Thermon Group Holdings, Inc.*	6,655
410	Titan International, Inc.	7,774
173	Trex Co., Inc.*	13,532
454	TriMas Corp.*	15,259
411	TrueBlue, Inc.*	11,705
82	UniFirst Corp.	8,995
54	Universal Truckload Services, Inc.	1,404
217	US Ecology, Inc.	7,797
774	USG Corp.*	27,345
653	UTi Worldwide, Inc.	6,426
55	Wabash National Corp.*	743
252	WageWorks, Inc.*	14,906
259	Watsco, Inc.	25,480
22	Watts Water Technologies, Inc., Class A	1,356
131	Werner Enterprises, Inc.	3,386
90	Wesco Aircraft Holdings, Inc.*	1,952
142	West Corp.	3,567
694	Woodward, Inc.	30,251
110	Xerium Technologies, Inc.*	1,733
130	XPO Logistics, Inc.*	4,087
66	YRC Worldwide, Inc.*	1,729
		1,348,020
	Information Technology — 13.9%

402	ACI Worldwide, Inc.*	24,132
447	Actuate Corp.*	2,539
187	Acxiom Corp.*	6,962
389	ADTRAN, Inc.	10,192
372	Advanced Energy Industries, Inc.*	10,208
330	Advent Software, Inc.	10,131
116	Alliance Fiber Optic Products, Inc.	1,397
187	Ambarella, Inc.*	6,255
242	American Software, Inc., Class A	2,531
241	Angie’s List, Inc.*	3,352
159	Anixter International, Inc.	17,005
738	Applied Micro Circuits Corp.*	8,457
28	Applied Optoelectronics, Inc.*	662
1,037	ARRIS Group, Inc.*	29,762
1,150	Aruba Networks, Inc.*	23,586
892	Aspen Technology, Inc.*	41,879
242	AVG Technologies N.V.*	4,533
145	Badger Meter, Inc.	7,963
31	Barracuda Networks, Inc.*	1,114
269	Bazaarvoice, Inc.*	1,818
394	Belden, Inc.	28,419
38	Benefitfocus, Inc.*	2,462
461	Blackbaud, Inc.	14,438
116	Blackhawk Network Holdings, Inc.*	2,874
261	Blucora, Inc.*	5,022
382	Bottomline Technologies (de), Inc.*	13,634
284	Brightcove, Inc.*	2,755
283	BroadSoft, Inc.*	8,493
247	Cabot Microelectronics Corp.*	10,910
354	CalAmp Corp.*	11,342
350	Calix, Inc.*	2,782
408	Callidus Software, Inc.*	5,031
122	Carbonite, Inc.*	1,239
104	Cass Information Systems, Inc.	5,408
518	Cavium, Inc.*	21,823
64	ChannelAdvisor Corp.*	2,904
104	Chegg, Inc.*	655
758	Ciena Corp.*	18,624
260	Cirrus Logic, Inc.*	5,005
877	Cognex Corp.*	33,028
209	Coherent, Inc.*	14,243
469	CommVault Systems, Inc.*	32,305
156	Computer Task Group, Inc.	2,535
360	comScore, Inc.*	11,383
224	Comverse, Inc.*	7,753
310	Constant Contact, Inc.*	8,547
20	Control4 Corp.*	418
674	Conversant, Inc.*	16,756
407	Cornerstone OnDemand, Inc.*	23,761
288	CoStar Group, Inc.*	57,900
55	Covisint Corp.*	591
205	Cray, Inc.*	7,111
187	CSG Systems International, Inc.	5,236
48	Cvent, Inc.*	1,885
16	Cyan, Inc.*	54
1,484	Cypress Semiconductor Corp.*	14,528
77	Daktronics, Inc.	1,091
193	Datalink Corp.*	2,820
391	Dealertrack Technologies, Inc.*	21,141
186	Demandware, Inc.*	13,970

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
386	Dice Holdings, Inc.*	$2,841
63	Digimarc Corp.	1,851
283	Diodes, Inc.*	6,738
184	DTS, Inc.*	3,737
166	E2open, Inc.*	4,613
231	Ebix, Inc.	3,754
132	eGain Corp.*	1,106
98	Electro Rent Corp.	1,781
252	Electronics For Imaging, Inc.*	11,239
266	Ellie Mae, Inc.*	8,246
162	Endurance International Group Holdings, Inc.*	2,445
211	Entegris, Inc.*	2,543
228	Envestnet, Inc.*	9,540
221	EPAM Systems, Inc.*	9,267
20	EPIQ Systems, Inc.	284
2	ePlus, Inc.*	114
503	Euronet Worldwide, Inc.*	19,245
298	EVERTEC, Inc.	7,229
386	Exar Corp.*	4,420
329	ExlService Holdings, Inc.*	9,209
362	Fair Isaac Corp.	19,450
157	FARO Technologies, Inc.*	9,034
421	FEI Co.	43,216
176	FleetMatics Group PLC*	6,503
127	Forrester Research, Inc.	4,600
577	Fusion-io, Inc.*	6,330
28	Gigamon, Inc.*	884
284	Global Eagle Entertainment, Inc.*	4,993
606	Glu Mobile, Inc.*	3,048
63	Gogo, Inc.*	1,314
1,139	GT Advanced Technologies, Inc.*	16,322
169	Guidance Software, Inc.*	1,844
492	Guidewire Software, Inc.*	26,376
79	Hackett Group, Inc. (The)	465
367	Heartland Payment Systems, Inc.	14,841
317	Higher One Holdings, Inc.*	2,536
318	Hittite Microwave Corp.	18,756
352	iGATE Corp.*	11,915
262	Immersion Corp.*	3,131
204	Imperva, Inc.*	12,785
1,107	Infinera Corp.*	9,210
535	Infoblox, Inc.*	12,348
97	Inphi Corp.*	1,276
390	Integrated Device Technology, Inc.*	4,598
156	Interactive Intelligence Group, Inc.*	12,422
415	InterDigital, Inc.	12,657
174	Intermolecular, Inc.*	461
573	InvenSense, Inc.*	11,546
570	Ixia*	7,045
464	j2 Global, Inc.	23,850
400	Jive Software, Inc.*	3,256
132	KVH Industries, Inc.*	1,707
301	Lattice Semiconductor Corp.*	2,279
551	Lionbridge Technologies, Inc.*	3,945
251	Liquidity Services, Inc.*	6,431
201	Littelfuse, Inc.	18,968
556	LivePerson, Inc.*	7,272
245	LogMeIn, Inc.*	10,253
35	Luxoft Holding, Inc.*	1,310
101	M/A-COM Technology Solutions Holdings, Inc.*	1,713
786	Manhattan Associates, Inc.*	29,782
93	Marin Software, Inc.*	1,065
70	Marketo, Inc.*	2,870
42	Mavenir Systems, Inc.*	649
690	MAXIMUS, Inc.	32,975
245	MaxLinear, Inc., Class A*	2,291
295	Maxwell Technologies, Inc.*	3,015
137	Measurement Specialties, Inc.*	8,357
27	Mesa Laboratories, Inc.	2,360
210	Methode Electronics, Inc.	7,119
470	Micrel, Inc.	4,907
730	Microsemi Corp.*	16,834
91	MicroStrategy, Inc., Class A*	11,751
356	Millennial Media, Inc.*	2,150
252	Mitek Systems, Inc.*	1,338
82	Model N, Inc.*	901
54	MoneyGram International, Inc.*	1,028
371	Monolithic Power Systems, Inc.*	13,297
386	Monotype Imaging Holdings, Inc.	10,978
415	MoSys, Inc.*	1,834
402	Move, Inc.*	5,190
160	MTS Systems Corp.	11,354
159	Nanometrics, Inc.*	2,919
275	Neonode, Inc.*	1,985
23	Net Element International, Inc.*	85
365	Netscout Systems, Inc.*	13,863
655	NIC, Inc.	12,733
49	NVE Corp.*	2,765
47	OmniVision Technologies, Inc.*	812
230	OpenTable, Inc.*	18,329
17	Oplink Communications, Inc.*	298
186	OSI Systems, Inc.*	11,433
894	Parkervision, Inc.*	4,470
27	PC-Tel, Inc.	235
254	PDF Solutions, Inc.*	5,179
176	Pegasystems, Inc.	7,327
267	Peregrine Semiconductor Corp.*	1,784
44	Perficient, Inc.*	898
429	Planet Payment, Inc.*	1,463
402	Plantronics, Inc.	17,841
427	PLX Technology, Inc.*	2,545
881	PMC-Sierra, Inc.*	6,467
293	Power Integrations, Inc.	17,325
39	Procera Networks, Inc.*	430
261	Progress Software Corp.*	6,509
232	Proofpoint, Inc.*	9,616
227	PROS Holdings, Inc.*	7,820
1,207	PTC, Inc.*	47,447
53	QAD, Inc., Class A	1,001
878	Qlik Technologies, Inc.*	26,779
150	Qualys, Inc.*	4,066
70	Rally Software Development Corp.*	1,392
1,127	Rambus, Inc.*	10,391
349	RealD, Inc.*	3,856
470	RealPage, Inc.*	8,319
84	Reis, Inc.*	1,482
2,481	RF Micro Devices, Inc.*	17,565
1	Riverbed Technology, Inc.*	22
39	Rocket Fuel, Inc.*	2,186
20	Rofin-Sinar Technologies, Inc.*	469
67	Rogers Corp.*	4,335
117	Rosetta Stone, Inc.*	1,351
24	Rubicon Technology, Inc.*	310
467	Ruckus Wireless, Inc.*	6,538
56	Rudolph Technologies, Inc.*	642
33	Sapiens International Corp. N.V.*	250
1,114	Sapient Corp.*	19,395
230	SciQuest, Inc.*	6,790
680	Semtech Corp.*	16,966
616	ServiceSource International, Inc.*	5,618
73	ShoreTel, Inc.*	642
52	Shutterstock, Inc.*	5,168
341	Silicon Graphics International Corp.*	4,198
779	Silicon Image, Inc.*	4,713
60	Silver Spring Networks, Inc.*	1,056
144	Sonus Networks, Inc.*	537

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
177	Spark Networks, Inc.*	$1,066
162	SPS Commerce, Inc.*	10,984
588	SS&C Technologies Holdings, Inc.*	22,744
132	Stamps.com, Inc.*	4,644
2,690	SunEdison, Inc.*	49,388
416	SunPower Corp.*	13,782
533	Support.com, Inc.*	1,338
328	Synaptics, Inc.*	21,333
294	Synchronoss Technologies, Inc.*	10,108
156	Syntel, Inc.*	14,720
817	Take-Two Interactive Software, Inc.*	16,152
313	Tangoe, Inc.*	5,953
131	TeleTech Holdings, Inc.*	3,154
4	Tessco Technologies, Inc.	152
41	Textura Corp.*	1,103
594	TiVo, Inc.*	8,019
80	Travelzoo, Inc.*	1,890
56	Tremor Video, Inc.*	243
163	TriQuint Semiconductor, Inc.*	1,995
279	Trulia, Inc.*	8,359
318	Tyler Technologies, Inc.*	29,822
127	Ubiquiti Networks, Inc.*	6,275
279	Ultimate Software Group, Inc. (The)*	46,314
16	Ultra Clean Holdings, Inc.*	211
280	Ultratech, Inc.*	7,342
102	Uni-Pixel, Inc.*	1,006
22	Unisys Corp.*	753
406	Universal Display Corp.*	14,023
937	Unwired Planet, Inc.*	1,387
121	VASCO Data Security International, Inc.*	966
89	Veeco Instruments, Inc.*	3,520
532	Verint Systems, Inc.*	24,903
399	ViaSat, Inc.*	26,617
3	Viasystems Group, Inc.*	39
70	Violin Memory, Inc.*	304
426	VirnetX Holding Corp.*	8,307
230	Virtusa Corp.*	8,365
330	Vistaprint N.V.*	16,243
17	Vocus, Inc.*	227
122	Vringo, Inc.*	494
423	Web.com Group, Inc.*	15,418
287	WebMD Health Corp.*	12,746
392	WEX, Inc.*	37,953
62	Wix.com Ltd.*	1,916
270	XO Group, Inc.*	3,224
83	Xoom Corp.*	2,326
328	Yelp, Inc.*	30,970
39	YuMe, Inc.*	249
235	Zillow, Inc., Class A*	19,646
625	Zix Corp.*	2,825
		2,178,624
	Materials — 2.8%

109	Advanced Emissions Solutions, Inc.*	5,875
44	AEP Industries, Inc.*	1,875
108	AMCOL International Corp.	4,793
289	American Vanguard Corp.	6,430
184	Arabian American Development Co.*	2,252
300	Balchem Corp.	15,153
559	Berry Plastics Group, Inc.*	13,600
124	Boise Cascade Co.*	3,669
546	Calgon Carbon Corp.*	10,991
21	Chase Corp.	633
992	Chemtura Corp.*	24,552
167	Clearwater Paper Corp.*	10,663
384	Coeur Mining, Inc.*	4,224
112	Deltic Timber Corp.	7,049
731	Ferro Corp.*	9,591
482	Flotek Industries, Inc.*	12,267
53	FutureFuel Corp.	920
36	Globe Specialty Metals, Inc.	715
335	Gold Resource Corp.	1,725
1,980	Graphic Packaging Holding Co.*	20,275
508	H.B. Fuller Co.	24,628
48	Handy & Harman Ltd.*	877
95	Hawkins, Inc.	3,385
738	Headwaters, Inc.*	9,838
480	Hecla Mining Co.	1,622
222	Innophos Holdings, Inc.	12,192
224	Innospec, Inc.	9,746
824	KapStone Paper and Packaging Corp.*	26,195
67	KMG Chemicals, Inc.	994
209	Koppers Holdings, Inc.	8,264
262	Landec Corp.*	2,670
1,018	Louisiana-Pacific Corp.*	19,128
106	LSB Industries, Inc.*	3,465
33	Marrone Bio Innovations, Inc.*	480
109	Materion Corp.	3,225
1,015	Midway Gold Corp.*	1,218
38	Myers Industries, Inc.	817
17	Neenah Paper, Inc.	854
539	Olin Corp.	14,116
24	Olympic Steel, Inc.	660
21	OM Group, Inc.	664
475	OMNOVA Solutions, Inc.*	4,527
386	P. H. Glatfelter Co.	11,715
1,392	Paramount Gold and Silver Corp.*	1,879
16	Penford Corp.*	214
1,003	PolyOne Corp.	37,613
32	Quaker Chemical Corp.	2,473
14	Schnitzer Steel Industries, Inc., Class A	355
229	Schweitzer-Mauduit International, Inc.	11,022
113	Stepan Co.	6,870
141	Taminco Corp.*	3,204
205	Texas Industries, Inc.*	17,405
91	Tredegar Corp.	2,267
216	U.S. Silica Holdings, Inc.	7,085
18	United States Lime & Minerals, Inc.	1,019
143	US Concrete, Inc.*	3,892
221	Walter Energy, Inc.	2,385
473	Wausau Paper Corp.	6,267
534	Worthington Industries, Inc.	21,285
86	Zep, Inc.	1,514
		445,281
	Telecommunication Services — 0.5%

884	8x8, Inc.*	9,353
93	Atlantic Tele-Network, Inc.	6,095
14	Cbeyond, Inc.*	96
678	Cincinnati Bell, Inc.*	2,271
477	Cogent Communications Group, Inc.	18,288
405	Consolidated Communications Holdings, Inc.	7,719
179	FairPoint Communications, Inc.*	2,377
318	General Communication, Inc., Class A*	3,310
137	HickoryTech Corp.	1,867
145	IDT Corp., Class B	2,603
503	inContact, Inc.*	4,537
129	Inteliquent, Inc.	1,801
121	Leap Wireless International, Inc.*	2,120
156	Lumos Networks Corp.	2,265
126	magicJack VocalTec Ltd.*	2,385

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
154	NTELOS Holdings Corp.	$2,153
96	Premiere Global Services, Inc.*	1,086
31	RingCentral, Inc., Class A*	671
218	Shenandoah Telecommunications Co.	5,762
73	Straight Path Communications, Inc., Class B*	592
515	Towerstream Corp.*	1,360
		78,711
	Utilities — 0.0%‡

33	American States Water Co.	991
174	Pure Cycle Corp.*	1,089
43	SJW Corp.	1,273
60	South Jersey Industries, Inc.	3,431
26	UNS Energy Corp.	1,573
96	York Water Co.	1,936
		10,293
	Total Common Stocks (Cost $8,668,706)	8,854,231

No. of Rights
Rights — 0.0%‡
81	Omthera Pharmaceuticals, Inc., at $4.70*^	—
	Total Rights (Cost $—)	—

No. of Warrants
	Warrants — 0.0%‡
73	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	—
1	Tejon Ranch Co., expiring 08/31/16 at $40.00*	5
	Total Warrants (Cost $—)	5

Principal Amount
	U.S. Government & Agency Securities (a) — 14.4%
	Federal Home Loan Bank
$250,562	0.00%, due 03/03/14	250,562
	U.S. Treasury Bill
2,000,000	0.00%, due 03/13/14	1,999,980
	Total U.S. Government & Agency Securities (Cost $2,250,542)	2,250,542

	Repurchase Agreements (a)(b) — 16.5%
2,580,950	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $2,580,959	2,580,950
	Total Repurchase Agreements (Cost $2,580,950)	2,580,950

	Total Investment Securities (Cost $13,500,198) — 87.3%	13,685,728
	Other assets less liabilities — 12.7%	1,982,365
	Net Assets — 100.0%	$15,668,093

*                      Non-income producing security.

^                       Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 28, 2014, the value of these securities amounted to $— or 0.00% of net assets.

‡                      Amount represents less than 0.05%.

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $764,654.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the approximate aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$493,077
Aggregate gross unrealized depreciation	(384,759)
Net unrealized appreciation	$108,318
Federal income tax cost of investments	$13,577,410

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Bank of America, N.A., based on Russell 2000® Growth Index	0.11%	11/06/15	$17,317,291	$989,110

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Growth Index	(0.29)%	11/06/15	122,783	11,067

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	(0.68)%	11/06/15	2,193,281	83,767

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Growth Index	0.01%	11/06/15	229,636	20,501

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	0.56%	11/06/15	2,165,414	1,112,645

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	0.31%	01/06/15	334,373	19,390

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Growth ETF	(0.48)%	11/06/15	80,035	4,706

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 Growth ETF	(0.24)%	11/06/15	39,096	4,464

				$2,245,650

See accompanying notes to schedules of portfolio investments.

Ultra Basic Materials

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 73.0%
	Chemicals — 55.6%

27,499	Air Products & Chemicals, Inc.	$3,336,179
8,639	Airgas, Inc.	931,284
10,595	Albemarle Corp.	699,164
9,383	Ashland, Inc.	885,474
9,095	Axiall Corp.	368,075
7,759	Cabot Corp.	420,072
20,522	Celanese Corp.	1,095,670
7,460	CF Industries Holdings, Inc.	1,871,714
12,556	Chemtura Corp.*	310,761
4,616	Cytec Industries, Inc.	436,997
157,862	Dow Chemical Co. (The)	7,689,458
120,538	E.I. du Pont de Nemours & Co.	8,030,241
20,033	Eastman Chemical Co.	1,751,485
35,295	Ecolab, Inc.	3,803,036
17,346	FMC Corp.	1,338,764
6,543	H.B. Fuller Co.	317,205
25,454	Huntsman Corp.	620,059
10,609	International Flavors & Fragrances, Inc.	995,018
56,858	LyondellBasell Industries N.V., Class A	5,008,053
4,482	Minerals Technologies, Inc.	239,787
68,441	Monsanto Co.	7,529,879
44,356	Mosaic Co. (The)	2,167,234
1,484	NewMarket Corp.	548,590
10,356	Olin Corp.	271,224
12,527	PolyOne Corp.	469,762
18,485	PPG Industries, Inc.	3,656,703
38,313	Praxair, Inc.	4,994,866
9,723	Rockwood Holdings, Inc.	766,950
17,303	RPM International, Inc.	724,304
6,515	Sensient Technologies Corp.	341,581
15,576	Sigma-Aldrich Corp.	1,470,530
2,607	Westlake Chemical Corp.	347,591
10,008	WR Grace & Co.*	1,014,211
		64,451,921
	Electrical Equipment — 0.1%

6,066	Polypore International, Inc. *	209,944

	Metals & Mining — 12.6%

139,215	Alcoa, Inc.	1,634,384
14,054	Allegheny Technologies, Inc.	446,636
6,894	Carpenter Technology Corp.	407,780
19,930	Cliffs Natural Resources, Inc.	399,198
13,084	Coeur Mining, Inc.*	143,924
15,232	Commercial Metals Co.	294,739
4,357	Compass Minerals International, Inc.	371,870
135,122	Freeport-McMoRan Copper & Gold, Inc.	4,407,680
2,441	Kaiser Aluminum Corp.	172,310
64,801	Newmont Mining Corp.	1,507,271
41,417	Nucor Corp.	2,080,790
10,067	Reliance Steel & Aluminum Co.	697,442
8,474	Royal Gold, Inc.	582,249
28,893	Steel Dynamics, Inc.	503,894
15,531	Stillwater Mining Co.*	210,290
18,829	United States Steel Corp.	456,038
6,894	Worthington Industries, Inc.	274,795
		14,591,290
	Oil, Gas & Consumable Fuels — 1.7%

28,759	Alpha Natural Resources, Inc.*	154,436
29,798	CONSOL Energy, Inc.	1,194,900
35,120	Peabody Energy Corp.	616,707
		1,966,043
	Paper & Forest Products — 3.0%

4,217	Domtar Corp.	467,159
57,740	International Paper Co.	2,822,909
12,297	Resolute Forest Products, Inc.*	251,966
		3,542,034
	Total Common Stocks (Cost $80,442,407)	84,761,232

Principal Amount
	U.S. Government & Agency Security (a) — 1.4%
	Federal Home Loan Bank
$1,575,721	0.00%, due 03/03/14	1,575,721
	Total U.S. Government & Agency Security (Cost $1,575,721)	1,575,721

	Repurchase Agreements (a)(b) — 14.2%
16,427,437	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $16,427,499	16,427,437
	Total Repurchase Agreements (Cost $16,427,437)	16,427,437

	Total Investment Securities (Cost $98,445,565) — 88.6%	102,764,390
	Other assets less liabilities — 11.4%	13,166,324
	Net Assets — 100.0%	$115,930,714

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $6,943,012.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,462,166
Aggregate gross unrealized depreciation	(1,144,620)
Net unrealized appreciation	$4,317,546
Federal income tax cost of investments	$98,446,844

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones U.S. Basic MaterialsSM Index	0.46%	11/06/15	$5,204,616	$516,265

Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. Basic MaterialsSM Index	0.42%	03/06/15	2,019,382	59,112

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Basic MaterialsSM Index	0.46%	01/06/15	1,606,280	1,665,554

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	0.42%	11/06/15	39,312,304	1,850,287

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Basic MaterialsSM Index	0.62%	11/06/14	1,124,160	64,840

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Basic MaterialsSM Index	0.46%	11/06/15	2,788,981	172,231

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	0.56%	11/06/15	85,417,866	5,934,604

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	0.46%	01/06/15	6,638,008	371,197

Swap Agreement with Bank of America, N.A., based on the iShares® U.S. Basic Materials ETF	(0.00)%	11/06/15	225,880	51,708

Swap Agreement with Deutsche Bank AG, based on the iShares® U.S. Basic Materials ETF	(0.08)%	11/06/15	705,688	123,278

Swap Agreement with Goldman Sachs International, based on the iShares® U.S. Basic Materials ETF	0.15%	11/06/14	75,712	38,846

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® U.S. Basic Materials ETF	0.01%	01/06/15	1,766,561	1,658,510

				$12,506,432

See accompanying notes to schedules of portfolio investments.

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 79.7%
	Biotechnology — 60.9%

69,871	ACADIA Pharmaceuticals, Inc.*	$1,977,349
74,339	Achillion Pharmaceuticals, Inc.*	260,186
31,738	Acorda Therapeutics, Inc.*	1,162,880
22,489	Aegerion Pharmaceuticals, Inc.*	1,231,498
23,969	Agios Pharmaceuticals, Inc.*	749,271
93,835	Alexion Pharmaceuticals, Inc.*	16,590,028
105,278	Alkermes PLC*	5,123,880
48,774	Alnylam Pharmaceuticals, Inc.*	3,962,400
16,714	AMAG Pharmaceuticals, Inc.*	346,481
126,526	Amarin Corp. PLC (ADR)*	220,155
204,812	Amgen, Inc.	25,400,784
31,331	Anacor Pharmaceuticals, Inc.*	595,289
168,072	Arena Pharmaceuticals, Inc.*	1,094,149
142,760	ARIAD Pharmaceuticals, Inc.*	1,240,584
95,110	Array BioPharma, Inc.*	458,430
45,439	BioCryst Pharmaceuticals, Inc.*	531,182
80,300	Biogen Idec, Inc.*	27,356,604
109,354	BioMarin Pharmaceutical, Inc.*	8,857,674
18,285	Bluebird Bio, Inc.*	466,267
144,433	Celgene Corp.*	23,217,605
62,368	Celldex Therapeutics, Inc.*	1,822,393
12,117	Cellular Dynamics International, Inc.*	180,422
32,961	ChemoCentryx, Inc.*	250,504
20,316	Chimerix, Inc.*	406,320
26,056	Clovis Oncology, Inc.*	2,074,579
56,948	Cubist Pharmaceuticals, Inc.*	4,528,505
65,974	Curis, Inc.*	201,221
121,100	Dendreon Corp.*	348,768
93,081	Dyax Corp.*	900,093
21,853	Epizyme, Inc.*	653,405
11,809	Esperion Therapeutics, Inc.*	183,630
141,644	Exelixis, Inc.*	1,000,007
23,636	Genomic Health, Inc.*	624,227
116,471	Geron Corp.*	553,820
312,324	Gilead Sciences, Inc.*	25,857,304
76,117	Grifols S.A. (ADR)	3,203,003
87,683	Halozyme Therapeutics, Inc.*	1,235,453
115,896	Idenix Pharmaceuticals, Inc.*	790,411
65,665	ImmunoGen, Inc.*	1,076,906
63,926	Immunomedics, Inc.*	303,009
123,893	Incyte Corp.*	7,961,364
36,976	Infinity Pharmaceuticals, Inc.*	579,784
16,522	Insys Therapeutics, Inc.*	1,111,600
68,146	InterMune, Inc.*	2,047,106
89,656	Ironwood Pharmaceuticals, Inc.*	1,300,909
89,255	Isis Pharmaceuticals, Inc.*	4,552,005
16,351	KYTHERA Biopharmaceuticals, Inc.*	817,059
394,869	Lexicon Pharmaceuticals, Inc.*	706,815
15,694	Ligand Pharmaceuticals, Inc.*	1,094,656
274,756	MannKind Corp.*	1,700,740
58,021	Medivation, Inc.*	4,172,290
78,700	Merrimack Pharmaceuticals, Inc.*	391,926
40,215	Momenta Pharmaceuticals, Inc.*	595,182
57,481	Myriad Genetics, Inc.*	2,081,387
51,784	Neurocrine Biosciences, Inc.*	912,952
19,766	NewLink Genetics Corp.*	873,657
160,334	Novavax, Inc.*	1,026,138
78,510	NPS Pharmaceuticals, Inc.*	2,746,280
21,453	OncoMed Pharmaceuticals, Inc.*	740,558
16,463	Onconova Therapeutics, Inc.*	139,935
77,951	Orexigen Therapeutics, Inc.*	540,980
26,025	Osiris Therapeutics, Inc.*	397,402
107,690	PDL BioPharma, Inc.	922,903
30,534	Portola Pharmaceuticals, Inc.*	744,724
46,771	Progenics Pharmaceuticals, Inc.*	218,421
16,806	Prothena Corp. PLC*	605,184
22,558	PTC Therapeutics, Inc.*	707,419
47,131	Raptor Pharmaceutical Corp.*	746,084
71,204	Regeneron Pharmaceuticals, Inc.*	23,675,330
32,125	Regulus Therapeutics, Inc.*	360,764
24,536	Repligen Corp.*	367,304
67,229	Rigel Pharmaceuticals, Inc.*	231,268
47,518	Sangamo BioSciences, Inc.*	864,828
28,899	Sarepta Therapeutics, Inc.*	838,938
94,182	Seattle Genetics, Inc.*	4,953,031
42,363	Sinovac Biotech Ltd.*	278,325
49,120	Spectrum Pharmaceuticals, Inc.*	410,152
23,636	Synageva BioPharma Corp.*	2,710,340
69,345	Synergy Pharmaceuticals, Inc.*	420,924
63,906	Synta Pharmaceuticals Corp.*	394,939
85,014	Theravance, Inc.*	3,145,518
38,621	United Therapeutics Corp.*	3,916,942
25,522	Vanda Pharmaceuticals, Inc.*	386,148
19,722	Verastem, Inc.*	263,683
168,287	Vertex Pharmaceuticals, Inc.*	13,607,687
79,683	XOMA Corp.*	666,150
		264,964,407
	Health Care Equipment & Supplies — 0.1%

54,177	Cerus Corp.*	349,983

	Life Sciences Tools & Services — 5.8%

55,301	Affymetrix, Inc.*	426,924
24,312	Albany Molecular Research, Inc.*	379,267
97,192	Illumina, Inc.*	16,667,456
32,195	Luminex Corp.*	594,964
50,867	Pacific Biosciences of California, Inc.*	338,774
180,272	QIAGEN N.V.*	4,011,052
88,981	Sequenom, Inc.*	210,885
28,348	Techne Corp.	2,518,436
		25,147,758
	Pharmaceuticals — 12.9%

33,095	AcelRx Pharmaceuticals, Inc.*	378,276
74,094	Akorn, Inc.*	1,913,107
38,123	Auxilium Pharmaceuticals, Inc.*	1,172,282
111,859	AVANIR Pharmaceuticals, Inc., Class A*	465,333
66,197	Cadence Pharmaceuticals, Inc.*	926,096
25,524	Cempra, Inc.*	290,718
43,820	Depomed, Inc.*	528,031
88,343	Endo Health Solutions, Inc.*	7,051,538
27,793	Endocyte, Inc.*	366,034
50,641	Horizon Pharma, Inc.*	618,833
53,486	Impax Laboratories, Inc.*	1,378,334
44,438	Jazz Pharmaceuticals PLC*	6,752,132
49,152	Medicines Co. (The)*	1,501,594
264,729	Mylan, Inc.*	14,710,991
89,286	Nektar Therapeutics*	1,145,539
23,314	Omeros Corp.*	311,475
25,790	Pacira Pharmaceuticals, Inc.*	2,017,810
46,728	Questcor Pharmaceuticals, Inc.	2,838,726
24,432	Sagent Pharmaceuticals, Inc.*	516,981
48,365	Salix Pharmaceuticals Ltd.*	5,219,551
40,852	Sciclone Pharmaceuticals, Inc.*	189,962
25,605	Shire PLC (ADR)	4,228,666
32,658	Sucampo Pharmaceuticals, Inc., Class A*	293,922
26,023	Supernus Pharmaceuticals, Inc.*	261,271

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
78,206	Vivus, Inc.*	$471,582
45,932	XenoPort, Inc.*	287,075
106,471	Zogenix, Inc.*	463,149
		56,299,008
	Total Common Stocks (Cost $308,937,534)	346,761,156

Principal Amount
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$791,227	0.00%, due 03/03/14	791,227
	Total U.S. Government & Agency Security (Cost $791,227)	791,227

	Repurchase Agreements (a)(b) — 3.2%
13,715,922	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $13,715,972	13,715,922
	Total Repurchase Agreements (Cost $13,715,922)	13,715,922

	Total Investment Securities (Cost $323,444,683) — 83.1%	361,268,305
	Other assets less liabilities — 16.9%	73,497,543
	Net Assets — 100.0%	$434,765,848

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $76,962,226.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR                     American Depositary Receipt

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,723,002
Aggregate gross unrealized depreciation	(4,163,967)
Net unrealized appreciation	$37,559,035
Federal income tax cost of investments	$323,709,270

Swap Agreements

Ultra Nasdaq Biotechnology had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the NASDAQ Biotechnology Index®	0.26%	11/06/15	$93,435,753	$9,812,445

Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ Biotechnology Index®	0.27%	03/06/15	5,118,392	789,848

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ Biotechnology Index®	(0.09)%	11/06/14	71,655,464	17,248,727

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	0.22%	11/06/15	45,102,752	8,119,620

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the NASDAQ Biotechnology Index®	0.26%	11/06/15	14,374,651	3,455,888

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ Biotechnology Index®	0.56%	11/06/15	15,101,281	3,687,037

Equity Index Swap Agreement with UBS AG, based on the NASDAQ Biotechnology Index®	0.16%	01/06/15	169,385,064	12,473,859

Swap Agreement with Bank of America, N.A., based on the iShares® Nasdaq Biotechnology ETF	(0.22)%	11/06/15	378,999	120,525

Swap Agreement with Deutsche Bank AG, based on the iShares® Nasdaq Biotechnology ETF	(0.38)%	11/06/15	99,519,149	8,975,761

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Nasdaq Biotechnology ETF	(0.19)%	11/06/14	9,078,979	9,102,181

				$73,785,891

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Goods

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 75.1%
	Auto Components — 4.5%

432	Autoliv, Inc.	$41,619
1,025	BorgWarner, Inc.	62,986
273	Cooper Tire & Rubber Co.	6,806
662	Dana Holding Corp.	14,352
1,262	Delphi Automotive PLC	84,011
652	Gentex Corp.	20,453
1,112	Goodyear Tire & Rubber Co. (The)	29,880
3,086	Johnson Controls, Inc.	152,448
364	Lear Corp.	29,557
274	Tenneco, Inc.*	16,506
520	TRW Automotive Holdings Corp.*	42,806
225	Visteon Corp.*	18,772
		520,196
	Automobiles — 5.7%

17,770	Ford Motor Co.	273,480
5,873	General Motors Co.*	212,602
996	Harley-Davidson, Inc.	65,796
370	Tesla Motors, Inc.*	90,580
202	Thor Industries, Inc.	11,314
		653,772
	Beverages — 13.6%

735	Beam, Inc.	60,976
730	Brown-Forman Corp., Class B	61,174
17,109	Coca-Cola Co. (The)	653,564
1,088	Coca-Cola Enterprises, Inc.	51,223
751	Constellation Brands, Inc., Class A*	60,853
904	Dr. Pepper Snapple Group, Inc.	47,107
712	Molson Coors Brewing Co., Class B	40,463
612	Monster Beverage Corp.*	45,288
6,909	PepsiCo, Inc.	553,204
		1,573,852
	Chemicals — 0.1%

198	Scotts Miracle-Gro Co. (The), Class A	11,308

	Commercial Services & Supplies — 0.1%

266	Herman Miller, Inc.	7,496
204	HNI Corp.	7,252
		14,748
	Distributors — 1.0%

695	Genuine Parts Co.	61,223
1,354	LKQ Corp.*	37,763
207	Pool Corp.	12,101
		111,087
	Diversified Financial Services — 0.3%

1,412	Leucadia National Corp.	39,451

	Food Products — 12.3%

2,964	Archer-Daniels-Midland Co.	120,338
241	B&G Foods, Inc.	7,220
664	Bunge Ltd.	52,861
809	Campbell Soup Co.	35,038
1,901	ConAgra Foods, Inc.	53,988
713	Darling International, Inc.*	14,388
425	Dean Foods Co.*	6,286
789	Flowers Foods, Inc.	16,230
2,857	General Mills, Inc.	142,936
591	Green Mountain Coffee Roasters, Inc.	64,880
215	Hain Celestial Group, Inc. (The)*	19,199
675	Hershey Co. (The)	71,428
554	Hillshire Brands Co. (The)	20,803
606	Hormel Foods Corp.	28,755
345	Ingredion, Inc.	22,715
474	J.M. Smucker Co. (The)	47,405
1,159	Kellogg Co.	70,340
2,684	Kraft Foods Group, Inc.	148,345
87	Lancaster Colony Corp.	7,847
595	McCormick & Co., Inc. (Non-Voting)	39,508
910	Mead Johnson Nutrition Co.	74,210
7,901	Mondelez International, Inc., Class A	268,871
147	Post Holdings, Inc.*	8,397
164	TreeHouse Foods, Inc.*	11,687
1,224	Tyson Foods, Inc., Class A	48,287
781	WhiteWave Foods Co. (The), Class A*	22,102
		1,424,064
	Household Durables — 3.6%

1,280	D.R. Horton, Inc.	31,437
304	Harman International Industries, Inc.	31,838
539	Jarden Corp.*	33,132
636	Leggett & Platt, Inc.	20,384
792	Lennar Corp., Class A	34,753
176	MDC Holdings, Inc.	5,489
275	Mohawk Industries, Inc.*	38,921
1,294	Newell Rubbermaid, Inc.	41,550
19	NVR, Inc.*	22,648
1,553	PulteGroup, Inc.	32,597
208	Ryland Group, Inc. (The)	9,691
272	Tempur Sealy International, Inc.*	14,109
716	Toll Brothers, Inc.*	27,931
228	Tupperware Brands Corp.	17,921
354	Whirlpool Corp.	51,199
		413,600
	Household Products — 13.2%

626	Church & Dwight Co., Inc.	42,555
581	Clorox Co. (The)	50,710
3,960	Colgate-Palmolive Co.	248,807
281	Energizer Holdings, Inc.	27,353
1,719	Kimberly-Clark Corp.	189,692
12,246	Procter & Gamble Co. (The)	963,270
		1,522,387
	Leisure Equipment & Products — 1.2%

410	Brunswick Corp.	18,364
520	Hasbro, Inc.	28,683
1,525	Mattel, Inc.	56,898
290	Polaris Industries, Inc.	38,869
		142,814
	Machinery — 1.2%

86	Middleby Corp. (The)*	25,504
262	Snap-on, Inc.	29,389
699	Stanley Black & Decker, Inc.	58,045
280	WABCO Holdings, Inc.*	28,686
		141,624
	Personal Products — 1.4%

1,954	Avon Products, Inc.	30,229
1,154	Estee Lauder Cos., Inc. (The), Class A	79,441
374	Herbalife Ltd.	24,909

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
268	Nu Skin Enterprises, Inc., Class A	$22,383
		156,962
	Software — 0.8%

1,942	Activision Blizzard, Inc.	37,578
1,393	Electronic Arts, Inc.*	39,826
416	Take-Two Interactive Software, Inc.*	8,224
549	TiVo, Inc.*	7,411
		93,039
	Textiles, Apparel & Luxury Goods — 6.9%

246	Carter’s, Inc.	18,531
1,264	Coach, Inc.	61,696
398	Crocs, Inc.*	6,061
156	Deckers Outdoor Corp.*	11,599
221	Fossil Group, Inc.*	25,395
446	Hanesbrands, Inc.	32,683
232	Iconix Brand Group, Inc.*	9,336
553	Kate Spade & Co.*	18,924
484	Lululemon Athletica, Inc.*	24,350
808	Michael Kors Holdings Ltd.*	79,208
3,366	NIKE, Inc., Class B	263,558
367	PVH Corp.	46,400
269	Ralph Lauren Corp.	43,330
266	Steven Madden Ltd.*	9,696
362	Under Armour, Inc., Class A*	40,960
1,587	VF Corp.	92,982
453	Wolverine World Wide, Inc.	11,941
		796,650
	Tobacco — 9.2%

9,010	Altria Group, Inc.	326,703
1,660	Lorillard, Inc.	81,440
7,218	Philip Morris International, Inc.	584,008
1,412	Reynolds American, Inc.	71,772
105	Universal Corp.	6,053
		1,069,976
	Total Common Stocks (Cost $8,854,608)	8,685,530

Principal Amount
	U.S. Government & Agency Security (a) — 1.6%
	Federal Home Loan Bank
$185,384	0.00%, due 03/03/14	185,384
	Total U.S. Government & Agency Security (Cost $185,384)	185,384

	Repurchase Agreements (a)(b) — 16.8%
1,943,319	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $1,943,326	1,943,319
	Total Repurchase Agreements (Cost $1,943,319)	1,943,319

	Total Investment Securities (Cost $10,983,311) — 93.5%	10,814,233
	Other assets less liabilities — 6.5%	749,079
	Net Assets — 100.0%	$11,563,312

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $5,244,599.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$223,326
Aggregate gross unrealized depreciation	(402,000)
Net unrealized depreciation	$(178,674)
Federal income tax cost of investments	$10,992,907

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones U.S. Consumer GoodsSM Index	0.51%	11/06/15	$42,356	$(43,021)

Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. Consumer GoodsSM Index	0.42%	03/06/15	929,511	216

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Consumer GoodsSM Index	0.46%	11/06/14	427,949	69,639

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	0.22%	11/06/15	1,849,144	(1,411)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer GoodsSM Index	0.62%	11/06/14	412,983	(143,821)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Consumer GoodsSM Index	0.06%	11/06/15	6,140,452	(58,360)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	0.56%	11/06/15	342,581	669

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	0.51%	01/06/15	1,195,576	(17,779)

Swap Agreement with Merrill Lynch International, based on the iShares® U.S. Consumer Goods ETF	0.05%	11/06/15	2,774,442	790,292

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® U.S. Consumer Goods ETF	(0.39)%	11/06/14	303,969	118,192

				$714,616

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Services

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 68.0%
	Airlines — 2.0%

413	Alaska Air Group, Inc.	$35,782
1,139	American Airlines Group, Inc.*	42,063
5,076	Delta Air Lines, Inc.	168,574
1,290	JetBlue Airways Corp.*	11,391
4,134	Southwest Airlines Co.	92,767
431	Spirit Airlines, Inc.*	24,343
2,147	United Continental Holdings, Inc.*	96,529
		471,449
	Commercial Services & Supplies — 0.3%

663	Copart, Inc.*	24,153
824	KAR Auction Services, Inc.	25,676
381	Rollins, Inc.	11,377
		61,206
	Diversified Consumer Services — 0.6%

592	Apollo Education Group, Inc.*	19,731
337	DeVry Education Group, Inc.	14,158
1,622	H&R Block, Inc.	51,320
373	Hillenbrand, Inc.	11,145
151	Outerwall, Inc.*	10,680
1,258	Service Corp. International	23,512
407	Sotheby’s	19,133
161	Weight Watchers International, Inc.	3,423
		153,102
	Electronic Equipment, Instruments & Components — 0.1%

289	Dolby Laboratories, Inc., Class A*	11,915

	Food & Staples Retailing — 10.1%

228	Casey’s General Stores, Inc.	15,616
2,593	Costco Wholesale Corp.	302,862
7,062	CVS Caremark Corp.	516,515
238	Fresh Market, Inc. (The)*	7,973
3,088	Kroger Co. (The)	129,511
5,276	Rite Aid Corp.*	34,769
1,464	Safeway, Inc.	54,827
3,450	Sysco Corp.	124,269
293	United Natural Foods, Inc.*	21,207
5,167	Walgreen Co.	351,098
9,599	Wal-Mart Stores, Inc.	717,045
2,208	Whole Foods Market, Inc.	119,342
		2,395,034
	Health Care Providers & Services — 2.3%

1,364	AmerisourceBergen Corp.	92,547
2,026	Cardinal Health, Inc.	144,920
105	Chemed Corp.	8,883
1,363	McKesson Corp.	241,319
611	Omnicare, Inc.	35,988
527	VCA Antech, Inc.*	16,321
		539,978
	Hotels, Restaurants & Leisure — 9.7%

231	Bally Technologies, Inc.*	15,650
162	Bob Evans Farms, Inc.	8,382
398	Brinker International, Inc.	21,890
2,598	Carnival Corp.	103,037
285	Cheesecake Factory, Inc. (The)	13,543
183	Chipotle Mexican Grill, Inc.*	103,433
188	Choice Hotels International, Inc.	9,180
142	Cracker Barrel Old Country Store, Inc.	14,122
774	Darden Restaurants, Inc.	39,520
331	Domino’s Pizza, Inc.	26,169
633	Dunkin’ Brands Group, Inc.	32,707
344	Hyatt Hotels Corp., Class A*	17,943
1,476	International Game Technology	22,273
253	Jack in the Box, Inc.*	14,535
2,298	Las Vegas Sands Corp.	195,905
233	Life Time Fitness, Inc.*	10,998
1,333	Marriott International, Inc., Class A	72,289
180	Marriott Vacations Worldwide Corp.*	9,439
5,904	McDonald’s Corp.	561,766
1,978	MGM Resorts International*	54,494
426	Norwegian Cruise Line Holdings Ltd.*	14,599
158	Panera Bread Co., Class A*	28,649
189	Papa John’s International, Inc.	9,620
399	Penn National Gaming, Inc.*	5,127
966	Royal Caribbean Cruises Ltd.	51,130
564	Six Flags Entertainment Corp.	23,011
4,471	Starbucks Corp.	317,262
1,136	Starwood Hotels & Resorts Worldwide, Inc.	93,675
214	Vail Resorts, Inc.	15,048
1,546	Wendy’s Co. (The)	14,811
773	Wyndham Worldwide Corp.	56,336
479	Wynn Resorts Ltd.	116,153
2,642	Yum! Brands, Inc.	195,719
		2,288,415
	Internet & Catalog Retail — 6.9%

2,200	Amazon.com, Inc.*	796,620
611	Expedia, Inc.	47,982
2,220	Groupon, Inc.*	18,448
197	HSN, Inc.	11,298
2,803	Liberty Interactive Corp., Class A*	81,848
210	Liberty Ventures*	29,927
351	Netflix, Inc.*	156,416
305	priceline.com, Inc.*	411,396
225	Shutterfly, Inc.*	12,276
657	TripAdvisor, Inc.*	65,858
		1,632,069
	Internet Software & Services — 1.8%

372	Conversant, Inc.*	9,248
6,913	eBay, Inc.*	406,277
138	OpenTable, Inc.*	10,997
		426,522
	IT Services — 0.1%

446	Acxiom Corp.*	16,605

	Media — 18.4%

351	AMC Networks, Inc., Class A*	26,683
1,270	Cablevision Systems Corp., Class A	22,352
3,311	CBS Corp. (Non-Voting), Class B	222,102
400	Charter Communications, Inc., Class A*	50,708
616	Cinemark Holdings, Inc.	18,123
15,461	Comcast Corp., Class A	799,179
2,899	DIRECTV*	224,962
1,339	Discovery Communications, Inc., Class A*	111,565
1,250	DISH Network Corp., Class A*	73,550
423	DreamWorks Animation SKG, Inc., Class A*	12,652
1,352	Gannett Co., Inc.	40,222
26	Graham Holdings Co., Class B	18,686
2,470	Interpublic Group of Cos., Inc. (The)	43,768
275	John Wiley & Sons, Inc., Class A	15,958

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
388	Lamar Advertising Co., Class A*	$20,801
2,204	Liberty Global PLC, Class A*	190,756
597	Liberty Media Corp.*	81,885
839	Live Nation Entertainment, Inc.*	19,037
365	Madison Square Garden Co. (The), Class A*	20,809
220	Meredith Corp.	10,296
126	Morningstar, Inc.	10,541
746	New York Times Co. (The), Class A	12,249
2,954	News Corp., Class A*	54,147
1,527	Omnicom Group, Inc.	115,563
472	Regal Entertainment Group, Class A	8,685
650	Scripps Networks Interactive, Inc., Class A	52,806
434	Sinclair Broadcast Group, Inc., Class A	12,855
17,837	Sirius XM Holdings, Inc.*	64,392
550	Starz, Class A*	17,589
1,672	Time Warner Cable, Inc.	234,665
5,368	Time Warner, Inc.	360,354
11,643	Twenty-First Century Fox, Inc., Class A	390,506
2,408	Viacom, Inc., Class B	211,254
9,696	Walt Disney Co. (The)	783,534
		4,353,234
	Multiline Retail — 3.1%

345	Big Lots, Inc.*	10,195
141	Dillard’s, Inc., Class A	13,054
1,748	Dollar General Corp.*	104,705
1,235	Dollar Tree, Inc.*	67,641
574	Family Dollar Stores, Inc.	37,597
1,807	J.C. Penney Co., Inc.*	13,155
1,194	Kohl’s Corp.	67,091
2,186	Macy’s, Inc.	126,482
849	Nordstrom, Inc.	52,197
258	Sears Holdings Corp.*	11,545
3,750	Target Corp.	234,525
		738,187
	Professional Services — 0.6%

226	Dun & Bradstreet Corp. (The)	22,421
367	IHS, Inc., Class A*	43,996
1,502	Nielsen Holdings N.V.	71,105
		137,522
	Road & Rail — 0.4%

641	Avis Budget Group, Inc.*	30,120
2,664	Hertz Global Holdings, Inc.*	74,619
		104,739
	Software — 0.1%

238	FactSet Research Systems, Inc.	25,059

	Specialty Retail — 11.5%

452	Aaron’s, Inc.	13,890
453	Abercrombie & Fitch Co., Class A	17,952
433	Advance Auto Parts, Inc.	55,147
466	Aeropostale, Inc.*	3,420
1,006	American Eagle Outfitters, Inc.	14,617
273	Ann, Inc.*	9,732
764	Ascena Retail Group, Inc.*	13,974
383	AutoNation, Inc.*	20,161
202	AutoZone, Inc.*	108,765
1,274	Bed Bath & Beyond, Inc.*	86,403
1,622	Best Buy Co., Inc.	43,194
167	Buckle, Inc. (The)	7,577
276	Cabela’s, Inc.*	18,304
1,326	CarMax, Inc.*	64,218
942	Chico’s FAS, Inc.	15,571
132	Children’s Place Retail Stores, Inc. (The)*	7,150
449	CST Brands, Inc.	14,606
605	Dick’s Sporting Goods, Inc.	32,470
435	DSW, Inc., Class A	16,739
497	Express, Inc.*	9,090
881	Foot Locker, Inc.	36,746
693	GameStop Corp., Class A	25,856
1,571	Gap, Inc. (The)	68,731
142	Genesco, Inc.*	10,543
564	GNC Holdings, Inc., Class A	26,237
126	Group 1 Automotive, Inc.	8,412
352	Guess?, Inc.	10,680
8,355	Home Depot, Inc. (The)	685,361
1,447	L Brands, Inc.	81,509
6,205	Lowe’s Cos., Inc.	310,436
163	Lumber Liquidators Holdings, Inc.*	17,487
270	Men’s Wearhouse, Inc. (The)	14,523
264	Murphy USA, Inc.*	10,708
636	O’Reilly Automotive, Inc.*	95,941
615	PetSmart, Inc.	41,242
616	Pier 1 Imports, Inc.	11,655
318	Rent-A-Center, Inc.	7,995
1,286	Ross Stores, Inc.	93,621
827	Sally Beauty Holdings, Inc.*	23,735
476	Signet Jewelers Ltd.	45,482
3,919	Staples, Inc.	53,259
654	Tiffany & Co.	60,985
4,219	TJX Cos., Inc. (The)	259,300
828	Tractor Supply Co.	58,424
379	Ulta Salon Cosmetics & Fragrance, Inc.*	33,993
647	Urban Outfitters, Inc.*	24,224
181	Vitamin Shoppe, Inc.*	8,469
528	Williams-Sonoma, Inc.	30,751
		2,729,285
	Trading Companies & Distributors — 0.0%‡

291	Beacon Roofing Supply, Inc.*	10,997
	Total Common Stocks (Cost $15,173,700)	16,095,318

Principal Amount
	U.S. Government & Agency Security (a) — 1.4%
	Federal Home Loan Bank
$326,344	0.00%, due 03/03/14	326,344
	Total U.S. Government & Agency Security (Cost $326,344)	326,344

	Repurchase Agreements (a)(b) — 16.8%
3,963,114	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $3,963,129	3,963,114
	Total Repurchase Agreements (Cost $3,963,114)	3,963,114

	Total Investment Securities (Cost $19,463,158) — 86.2%	20,384,776
	Other assets less liabilities — 13.8%	3,254,756
	Net Assets — 100.0%	$23,639,532

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $8,182,184.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,297,655
Aggregate gross unrealized depreciation	(381,892)
Net unrealized appreciation	$915,763
Federal income tax cost of investments	$19,469,013

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones U.S. Consumer ServicesSM Index	0.51%	11/06/15	$454,836	$64,805

Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. Consumer ServicesSM Index	0.42%	03/06/15	905,721	23,189

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Consumer ServicesSM Index	0.46%	11/06/14	429,390	183,813

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	0.32%	11/06/15	4,318,548	151,694

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer ServicesSM Index	0.62%	11/06/14	11,013,340	480,109

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Consumer ServicesSM Index	0.06%	11/06/15	1,642,333	63,588

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	0.56%	11/06/15	956,363	57,064

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	0.51%	01/06/15	3,196,646	175,485

Swap Agreement with Merrill Lynch International, based on the iShares® U.S. Consumer Services ETF	0.05%	11/06/15	6,543,761	1,605,558

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® U.S. Consumer Services ETF	(0.39)%	11/06/14	1,667,721	150,963

				$2,956,268

See accompanying notes to schedules of portfolio investments.

Ultra Financials

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 77.0%
	Capital Markets — 8.9%

9,660	Affiliated Managers Group, Inc.*	$1,816,563
35,473	Ameriprise Financial, Inc.	3,866,202
209,423	Bank of New York Mellon Corp. (The)	6,701,536
23,169	BlackRock, Inc.	7,062,838
211,570	Charles Schwab Corp. (The)	5,608,721
52,369	E*TRADE Financial Corp.*	1,176,731
22,127	Eaton Vance Corp.	837,286
17,175	Federated Investors, Inc., Class B	470,595
9,191	Financial Engines, Inc.	519,383
73,617	Franklin Resources, Inc.	3,920,105
76,858	Goldman Sachs Group, Inc. (The)	12,793,014
4,759	Greenhill & Co., Inc.	253,512
80,829	Invesco Ltd.	2,772,435
27,241	Janus Capital Group, Inc.	304,827
19,356	Legg Mason, Inc.	889,602
14,723	LPL Financial Holdings, Inc.	790,331
252,626	Morgan Stanley	7,780,881
40,962	Northern Trust Corp.	2,533,500
22,474	Raymond James Financial, Inc.	1,186,178
26,132	SEI Investments Co.	877,251
80,048	State Street Corp.	5,256,752
10,751	Stifel Financial Corp.*	517,015
47,575	T. Rowe Price Group, Inc.	3,861,663
43,163	TD Ameritrade Holding Corp.	1,442,939
15,575	Waddell & Reed Financial, Inc., Class A	1,085,577
		74,325,437
	Commercial Banks — 12.9%

29,636	Associated Banc-Corp	494,625
15,278	BancorpSouth, Inc.	365,602
8,118	Bank of Hawaii Corp.	474,497
128,538	BB&T Corp.	4,858,736
3,763	BOK Financial Corp.	243,579
35,908	CapitalSource, Inc.	527,848
13,407	Cathay General Bancorp	340,672
36,498	CIT Group, Inc.	1,776,723
8,631	City National Corp./CA	645,858
33,353	Comerica, Inc.	1,606,948
14,857	Commerce Bancshares, Inc./MO	663,514
9,597	Cullen/Frost Bankers, Inc.	716,320
26,134	East West Bancorp, Inc.	932,722
160,978	Fifth Third Bancorp	3,492,418
5,540	First Financial Bankshares, Inc.	335,059
43,092	First Horizon National Corp.	515,811
64,544	First Niagara Financial Group, Inc.	585,414
22,607	First Republic Bank/CA	1,174,886
30,096	FirstMerit Corp.	624,793
30,178	FNB Corp./PA	367,870
35,092	Fulton Financial Corp.	431,982
13,552	Glacier Bancorp, Inc.	376,068
14,972	Hancock Holding Co.	515,935
152,960	Huntington Bancshares, Inc./OH	1,457,709
5,429	Iberiabank Corp.	355,599
10,416	International Bancshares Corp.	241,443
163,501	KeyCorp	2,153,308
23,746	M&T Bank Corp.	2,768,546
10,022	MB Financial, Inc.	305,972
21,260	National Penn Bancshares, Inc.	229,608
18,361	Old National Bancorp/IN	257,605
97,026	PNC Financial Services Group, Inc. (The)	7,934,786
18,844	Popular, Inc.*	538,750
11,900	PrivateBancorp, Inc.	343,434
10,343	Prosperity Bancshares, Inc.	654,815
251,186	Regions Financial Corp.	2,672,619
8,623	Signature Bank/NY*	1,129,009
97,603	SunTrust Banks, Inc.	3,677,681
34,142	Susquehanna Bancshares, Inc.	373,513
8,327	SVB Financial Group*	1,048,453
177,283	Synovus Financial Corp.	616,945
30,062	TCF Financial Corp.	484,599
7,473	Texas Capital Bancshares, Inc.*	470,425
12,251	Trustmark Corp.	295,617
333,012	U.S. Bancorp/MN	13,700,114
6,834	UMB Financial Corp.	426,032
20,409	Umpqua Holdings Corp.	362,668
11,400	United Bankshares, Inc./WV	335,502
36,400	Valley National Bancorp	366,912
16,474	Webster Financial Corp.	510,200
874,059	Wells Fargo & Co.	40,573,819
4,855	Westamerica Bancorp.	244,109
8,409	Wintrust Financial Corp.	389,168
33,663	Zions Bancorp.	1,050,286
		108,037,126
	Consumer Finance — 3.7%

167,990	American Express Co.	15,334,127
105,130	Capital One Financial Corp.	7,719,696
5,124	Cash America International, Inc.	205,062
87,342	Discover Financial Services	5,011,684
9,072	Portfolio Recovery Associates, Inc.*	491,975
79,549	SLM Corp.	1,904,403
		30,666,947
	Diversified Financial Services — 13.9%

1,944,884	Bank of America Corp.	32,148,932
15,899	CBOE Holdings, Inc.	859,023
553,043	Citigroup, Inc.	26,894,481
57,480	CME Group, Inc.	4,243,174
19,974	ING US, Inc.	716,467
20,975	IntercontinentalExchange Group, Inc.	4,380,419
685,458	JPMorgan Chase & Co.	38,947,724
49,378	McGraw Hill Financial, Inc.	3,933,451
34,515	Moody’s Corp.	2,726,685
21,590	MSCI, Inc.*	943,699
21,084	NASDAQ OMX Group, Inc. (The)	809,415
		116,603,470
	Insurance — 18.0%

62,008	ACE Ltd.	6,068,723
84,988	Aflac, Inc.	5,446,031
3,058	Alleghany Corp.*	1,178,859
6,156	Allied World Assurance Co. Holdings AG	613,876
82,938	Allstate Corp. (The)	4,500,216
13,036	American Financial Group, Inc./OH	745,138
268,470	American International Group, Inc.	13,361,752
54,893	Aon PLC	4,698,841
21,428	Arch Capital Group Ltd.*	1,202,539
4,855	Argo Group International Holdings Ltd.	214,300
23,985	Arthur J. Gallagher & Co.	1,108,107
11,966	Aspen Insurance Holdings Ltd.	449,443
13,259	Assurant, Inc.	870,188
29,530	Assured Guaranty Ltd.	724,962
19,387	Axis Capital Holdings Ltd.	852,446
328,221	Berkshire Hathaway, Inc., Class B*	38,001,427
21,745	Brown & Brown, Inc.	654,525

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
45,906	Chubb Corp. (The)	$4,015,857
26,886	Cincinnati Financial Corp.	1,260,416
40,484	CNO Financial Group, Inc.	739,238
8,084	Endurance Specialty Holdings Ltd.	421,500
4,514	Erie Indemnity Co., Class A	327,626
8,735	Everest Re Group Ltd.	1,303,611
50,002	Fidelity National Financial, Inc., Class A	1,653,066
19,274	First American Financial Corp.	519,242
90,125	Genworth Financial, Inc., Class A*	1,400,543
7,998	Hanover Insurance Group, Inc. (The)	470,602
81,522	Hartford Financial Services Group, Inc. (The)	2,868,759
18,270	HCC Insurance Holdings, Inc.	802,053
9,341	Kemper Corp.	362,244
47,837	Lincoln National Corp.	2,398,069
55,771	Loews Corp.	2,424,923
2,547	Markel Corp.*	1,472,166
100,065	Marsh & McLennan Cos., Inc.	4,819,130
25,940	MBIA, Inc.*	351,487
6,614	Mercury General Corp.	299,614
204,415	MetLife, Inc.	10,357,708
7,844	Montpelier Re Holdings Ltd.	223,632
44,090	Old Republic International Corp.	686,040
8,694	PartnerRe Ltd.	859,663
5,089	Platinum Underwriters Holdings Ltd.	298,317
9,997	Primerica, Inc.	448,066
49,919	Principal Financial Group, Inc.	2,263,827
11,245	ProAssurance Corp.	511,198
100,652	Progressive Corp. (The)	2,464,968
14,327	Protective Life Corp.	747,010
84,424	Prudential Financial, Inc.	7,140,582
12,870	Reinsurance Group of America, Inc.	990,861
8,098	RenaissanceRe Holdings Ltd.	773,440
6,257	RLI Corp.	269,864
10,170	Selective Insurance Group, Inc.	234,317
8,022	StanCorp Financial Group, Inc.	530,896
16,487	Torchmark Corp.	1,277,907
66,385	Travelers Cos., Inc. (The)	5,565,718
47,621	Unum Group	1,656,258
18,126	Validus Holdings Ltd.	667,218
19,947	W. R. Berkley Corp.	822,614
1,013	White Mountains Insurance Group Ltd.	587,094
32,414	Willis Group Holdings PLC	1,334,160
51,569	XL Group PLC	1,567,698
		150,880,575
	IT Services — 4.5%

188,770	MasterCard, Inc., Class A	14,671,204
92,855	Visa, Inc., Class A	20,979,659
100,698	Western Union Co. (The)	1,684,678
		37,335,541
	Real Estate Investment Trusts — 13.8%

13,061	Alexandria Real Estate Equities, Inc.	946,269
19,107	American Campus Communities, Inc.	705,813
70,076	American Capital Agency Corp.	1,561,994
105,137	American Realty Capital Properties, Inc.	1,544,463
71,960	American Tower Corp.	5,862,581
172,752	Annaly Capital Management, Inc.	1,931,367
26,607	Apartment Investment & Management Co., Class A	795,283
67,632	ARMOUR Residential REIT, Inc.	290,141
22,181	AvalonBay Communities, Inc.	2,860,684
35,030	BioMed Realty Trust, Inc.	724,420
27,876	Boston Properties, Inc.	3,134,099
28,573	Brandywine Realty Trust	418,594
14,075	BRE Properties, Inc.	869,413
15,555	Camden Property Trust	1,037,519
30,981	CBL & Associates Properties, Inc.	551,152
187,362	Chimera Investment Corp.	597,685
22,724	Columbia Property Trust, Inc.	603,095
20,292	CommonWealth REIT	550,928
15,933	Corporate Office Properties Trust	424,933
21,123	Corrections Corp. of America	704,452
61,741	Crown Castle International Corp.*	4,686,142
23,592	CubeSmart	413,096
30,432	CYS Investments, Inc.	267,802
57,815	DCT Industrial Trust, Inc.	457,895
53,059	DDR Corp.	881,841
35,643	DiamondRock Hospitality Co.	449,815
23,419	Digital Realty Trust, Inc.	1,268,373
23,662	Douglas Emmett, Inc.	637,218
59,405	Duke Realty Corp.	998,004
11,787	DuPont Fabros Technology, Inc.	313,063
5,584	EastGroup Properties, Inc.	346,431
9,418	EPR Properties	501,603
14,434	Equity Lifestyle Properties, Inc.	580,969
61,118	Equity Residential	3,573,569
6,936	Essex Property Trust, Inc.	1,160,046
20,051	Extra Space Storage, Inc.	984,504
11,860	Federal Realty Investment Trust	1,320,137
15,893	Franklin Street Properties Corp.	198,980
16,192	Gaming and Leisure Properties, Inc.	616,581
98,026	General Growth Properties, Inc.	2,158,533
13,139	Geo Group, Inc. (The)	423,470
17,853	Hatteras Financial Corp.	352,061
83,197	HCP, Inc.	3,225,548
52,637	Health Care REIT, Inc.	3,091,897
17,482	Healthcare Realty Trust, Inc.	419,044
16,395	Highwoods Properties, Inc.	618,255
10,373	Home Properties, Inc.	611,385
27,047	Hospitality Properties Trust	716,746
137,902	Host Hotels & Resorts, Inc.	2,712,532
24,657	Invesco Mortgage Capital, Inc.	414,977
14,964	Kilroy Realty Corp.	860,729
74,704	Kimco Realty Corp.	1,662,911
18,957	LaSalle Hotel Properties	594,112
37,058	Lexington Realty Trust	422,832
26,729	Liberty Property Trust	1,022,652
25,626	Macerich Co. (The)	1,540,891
16,050	Mack-Cali Realty Corp.	357,113
29,461	Medical Properties Trust, Inc.	388,591
66,776	MFA Financial, Inc.	524,859
13,635	Mid-America Apartment Communities, Inc.	922,271
22,220	National Retail Properties, Inc.	797,476
22,341	Omega Healthcare Investors, Inc.	714,018
30,338	Piedmont Office Realty Trust, Inc., Class A	524,241
32,258	Plum Creek Timber Co., Inc.	1,396,449
9,882	Post Properties, Inc.	479,573
7,391	Potlatch Corp.	292,979
90,939	Prologis, Inc.	3,745,777
26,356	Public Storage	4,454,164
23,022	Rayonier, Inc.	1,084,106
37,584	Realty Income Corp.	1,669,481

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
15,024	Redwood Trust, Inc.	$301,982
16,835	Regency Centers Corp.	854,713
34,039	Retail Properties of America, Inc., Class A	474,504
22,371	RLJ Lodging Trust	581,422
9,213	Ryman Hospitality Properties, Inc.	388,696
34,311	Senior Housing Properties Trust	765,135
56,585	Simon Property Group, Inc.	9,126,595
17,297	SL Green Realty Corp.	1,718,111
5,838	Sovran Self Storage, Inc.	431,954
64,155	Spirit Realty Capital, Inc.	700,573
35,604	Starwood Property Trust, Inc.	855,208
7,119	Starwood Waypoint Residential Trust*	193,007
33,345	Sunstone Hotel Investors, Inc.	450,824
17,227	Tanger Factory Outlet Centers, Inc.	591,058
11,589	Taubman Centers, Inc.	816,445
66,441	Two Harbors Investment Corp.	689,658
45,720	UDR, Inc.	1,180,033
53,624	Ventas, Inc.	3,347,746
31,719	Vornado Realty Trust	3,054,223
12,129	Washington Real Estate Investment Trust	305,044
20,456	Weingarten Realty Investors	623,908
106,261	Weyerhaeuser Co.	3,135,762
10,646	WP Carey, Inc.	676,234
		115,233,462
	Real Estate Management & Development — 0.7%

7,783	Alexander & Baldwin, Inc.	323,928
3,084	Altisource Portfolio Solutions S.A.*	303,404
50,759	CBRE Group, Inc., Class A*	1,418,714
28,794	Forest City Enterprises, Inc., Class A*	560,907
5,701	Howard Hughes Corp. (The)*	786,909
8,103	Jones Lang LaSalle, Inc.	998,290
26,626	Realogy Holdings Corp.*	1,263,670
16,829	St. Joe Co. (The)*	325,305
		5,981,127
	Thrifts & Mortgage Finance — 0.6%

24,801	Capitol Federal Financial, Inc.	301,332
86,718	Hudson City Bancorp, Inc.	823,821
61,588	MGIC Investment Corp.*	551,829
80,389	New York Community Bancorp, Inc.	1,284,616
21,299	Ocwen Financial Corp.*	797,435
57,948	People’s United Financial, Inc.	821,123
31,564	Radian Group, Inc.	490,820
18,559	Washington Federal, Inc.	416,093
		5,487,069
	Total Common Stocks (Cost $569,453,831)	644,550,754

Principal Amount
	U.S. Government & Agency Securities (a) — 5.9%
	Federal Home Loan Bank
$4,165,410	0.00%, due 03/03/14	4,165,410
	U.S. Treasury Bills
18,000,000	0.00%, due 06/26/14	17,997,048
27,000,000	0.00%, due 07/17/14	26,994,762
	Total U.S. Government & Agency Securities (Cost $49,157,197)	49,157,220

	Repurchase Agreements (a)(b) — 10.3%
86,384,507	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $86,384,821	86,384,507
	Total Repurchase Agreements (Cost $86,384,507)	86,384,507

	Total Investment Securities (Cost $704,995,535) — 93.2%	780,092,481
	Other assets less liabilities — 6.8%	56,914,103
	Net Assets — 100.0%	$837,006,584

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $176,544,487.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$93,009,390
Aggregate gross unrealized depreciation	(20,022,570)
Net unrealized appreciation	$72,986,820
Federal income tax cost of investments	$707,105,661

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Financials had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones U.S. FinancialsSM Index	0.56%	11/06/15	$29,957,415	$(594,755)

Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. FinancialsSM Index	0.32%	03/06/15	42,492,253	(72,728)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. FinancialsSM Index	0.46%	11/06/14	137,250,064	20,676,396

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	0.27%	11/06/15	236,746,876	6,199,761

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	0.62%	11/06/14	29,235,292	707,067

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. FinancialsSM Index	0.56%	11/06/15	69,448,326	1,725,621

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	0.66%	11/06/15	108,693,772	3,152,380

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	0.41%	01/06/15	141,021,980	3,567,884

Swap Agreement with Bank of America, N.A., based on the iShares® U.S. Financials ETF	0.10%	11/06/15	129,328,795	3,653,117

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® U.S. Financials ETF	0.41%	11/06/14	106,002,332	22,758,729

				$61,773,472

See accompanying notes to schedules of portfolio investments.

Ultra Health Care

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 77.7%
	Biotechnology — 17.0%

1,574	Acorda Therapeutics, Inc.*	$57,671
937	Aegerion Pharmaceuticals, Inc.*	51,310
7,480	Alexion Pharmaceuticals, Inc.*	1,322,464
5,488	Alkermes PLC*	267,101
2,033	Alnylam Pharmaceuticals, Inc.*	165,161
28,766	Amgen, Inc.	3,567,559
8,337	Arena Pharmaceuticals, Inc.*	54,274
7,082	ARIAD Pharmaceuticals, Inc.*	61,543
9,011	Biogen Idec, Inc.*	3,069,868
5,425	BioMarin Pharmaceutical, Inc.*	439,425
15,719	Celgene Corp.*	2,526,829
2,588	Cepheid, Inc.*	138,872
2,826	Cubist Pharmaceuticals, Inc.*	224,724
58,489	Gilead Sciences, Inc.*	4,842,304
5,531	Incyte Corp.*	355,422
4,428	Isis Pharmaceuticals, Inc.*	225,828
2,879	Medivation, Inc.*	207,029
2,852	Myriad Genetics, Inc.*	103,271
5,342	PDL BioPharma, Inc.	45,781
2,558	Pharmacyclics, Inc.*	354,692
2,996	Regeneron Pharmaceuticals, Inc.*	996,170
4,252	Seattle Genetics, Inc.*	223,613
2,952	Theravance, Inc.*	109,224
1,763	United Therapeutics Corp.*	178,803
8,917	Vertex Pharmaceuticals, Inc.*	721,029
		20,309,967
	Commercial Services & Supplies — 0.1%

2,662	Healthcare Services Group, Inc.	71,688

	Health Care Equipment & Supplies — 12.9%

58,979	Abbott Laboratories	2,346,185
2,936	Alere, Inc.*	107,869
2,696	Align Technology, Inc.*	141,082
20,701	Baxter International, Inc.	1,438,719
7,404	Becton, Dickinson and Co.	853,089
50,932	Boston Scientific Corp.*	667,209
2,972	C.R. Bard, Inc.	428,443
8,061	CareFusion Corp.*	326,712
1,867	Cooper Cos., Inc. (The)	239,368
17,547	Covidien PLC	1,262,507
5,441	DENTSPLY International, Inc.	246,913
4,173	Edwards Lifesciences Corp.*	291,108
1,966	Haemonetics Corp.*	71,720
2,238	Hill-Rom Holdings, Inc.	84,664
10,419	Hologic, Inc.*	226,926
1,980	IDEXX Laboratories, Inc.*	249,282
1,452	Intuitive Surgical, Inc.*	645,893
1,963	Masimo Corp.*	50,155
38,082	Medtronic, Inc.	2,256,739
5,420	ResMed, Inc.	238,588
2,098	Sirona Dental Systems, Inc.*	147,825
11,131	St. Jude Medical, Inc.	749,339
2,246	STERIS Corp.	103,653
11,259	Stryker Corp.	903,422
1,569	Teleflex, Inc.	160,022
2,173	Thoratec Corp.*	80,705
4,032	Varian Medical Systems, Inc.*	338,003
2,663	West Pharmaceutical Services, Inc.	121,380
6,522	Zimmer Holdings, Inc.	612,024
		15,389,544
	Health Care Providers & Services — 10.7%

14,019	Aetna, Inc.	1,019,321
3,840	Brookdale Senior Living, Inc.*	128,794
2,089	Centene Corp.*	133,027
10,544	Cigna Corp.	839,197
4,323	Community Health Systems, Inc.*	179,448
6,735	DaVita HealthCare Partners, Inc.*	462,897
30,737	Express Scripts Holding Co.*	2,314,803
11,667	HCA Holdings, Inc.*	597,350
3,033	Health Net, Inc.*	103,274
3,335	HealthSouth Corp.	108,988
3,275	Henry Schein, Inc.*	389,856
5,947	Humana, Inc.	668,800
3,334	Laboratory Corp. of America Holdings*	311,862
1,794	LifePoint Hospitals, Inc.*	97,324
1,033	Magellan Health Services, Inc.*	63,158
3,837	MEDNAX, Inc.*	233,366
2,408	Owens & Minor, Inc.	83,606
3,180	Patterson Cos., Inc.	130,889
5,547	Quest Diagnostics, Inc.	293,991
2,664	Team Health Holdings, Inc.*	119,933
3,785	Tenet Healthcare Corp.*	166,994
38,403	UnitedHealth Group, Inc.	2,967,400
3,412	Universal Health Services, Inc., Class B	273,915
1,667	WellCare Health Plans, Inc.*	103,054
11,269	WellPoint, Inc.	1,020,859
		12,812,106
	Health Care Technology — 0.0%‡

3,367	HMS Holdings Corp.*	68,889

	Life Sciences Tools & Services — 3.1%

767	Bio-Rad Laboratories, Inc., Class A*	99,495
1,835	Charles River Laboratories International, Inc.*	109,017
2,142	Covance, Inc.*	221,826
4,822	Illumina, Inc.*	826,925
2,155	PAREXEL International Corp.*	115,443
1,265	Techne Corp.	112,383
15,115	Thermo Fisher Scientific, Inc.	1,882,422
3,247	Waters Corp.*	361,716
		3,729,227
	Pharmaceuticals — 33.9%

60,683	AbbVie, Inc.	3,089,372
6,639	Actavis PLC*	1,466,024
11,336	Allergan, Inc.	1,439,672
62,807	Bristol-Myers Squibb Co.	3,377,132
37,819	Eli Lilly & Co.	2,254,391
5,217	Endo Health Solutions, Inc.*	416,421
9,043	Forest Laboratories, Inc.*	882,326
6,327	Hospira, Inc.*	273,833
2,468	Impax Laboratories, Inc.*	63,600
2,006	Jazz Pharmaceuticals PLC*	304,802
107,624	Johnson & Johnson	9,914,323
2,201	Mallinckrodt PLC*	148,986
111,457	Merck & Co., Inc.	6,351,934
14,604	Mylan, Inc.*	811,544
4,768	Nektar Therapeutics*	61,173
5,075	Perrigo Co. PLC	834,533
247,221	Pfizer, Inc.	7,938,266
2,132	Questcor Pharmaceuticals, Inc.	129,519
2,399	Salix Pharmaceuticals Ltd.*	258,900
3,880	Vivus, Inc.*	23,396

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
19,073	Zoetis, Inc.	$591,644
		40,631,791
	Total Common Stocks (Cost $85,197,670)	93,013,212

Principal Amount
	U.S. Government & Agency Security (a) — 0.0%‡
	Federal Home Loan Bank
$22,596	0.00%, due 03/03/14	22,596
	Total U.S. Government & Agency Security (Cost $22,596)	22,596

	Repurchase Agreements (a)(b) — 2.9%
3,449,219	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $3,449,230	3,449,219
	Total Repurchase Agreements (Cost $3,449,219)	3,449,219

	Total Investment Securities (Cost $88,669,485) — 80.6%	96,485,027
	Other assets less liabilities — 19.4%	23,177,183
	Net Assets — 100.0%	$119,662,210

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $12,760,398.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,172,807
Aggregate gross unrealized depreciation	(410,172)
Net unrealized appreciation	$7,762,635
Federal income tax cost of investments	$88,722,392

Swap Agreements

Ultra Health Care had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones U.S. Health CareSM Index	0.51%	11/06/15	$22,107,905	$1,351,825

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Health CareSM Index	0.46%	11/06/14	8,134,697	5,245,130

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	0.72%	11/06/15	34,248,416	2,722,597

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Health CareSM Index	0.62%	11/06/14	22,576,535	1,771,543

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Health CareSM Index	0.46%	11/06/15	6,365,274	707,604

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	0.56%	11/06/15	1,671,573	131,381

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	0.46%	01/06/15	17,710,110	840,120

Swap Agreement with Bank of America, N.A., based on the iShares® U.S. Healthcare ETF	0.05%	11/06/15	8,884,206	612,316

Swap Agreement with Deutsche Bank AG, based on the iShares® U.S. Healthcare ETF	(0.08)%	11/06/15	20,474,998	1,357,317

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® U.S. Healthcare ETF	0.46%	11/06/14	3,844,256	3,175,195

				$17,915,028

See accompanying notes to schedules of portfolio investments.

Ultra Industrials

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 75.6%
	Aerospace & Defense — 15.6%

291	Alliant Techsystems, Inc.	$39,224
900	B/E Aerospace, Inc.*	75,825
6,318	Boeing Co. (The)	814,517
433	Curtiss-Wright Corp.	29,513
626	DigitalGlobe, Inc.*	19,456
287	Esterline Technologies Corp.*	30,910
1,721	Exelis, Inc.	35,160
3,058	General Dynamics Corp.	334,973
515	HEICO Corp.	32,028
910	Hexcel Corp.*	40,950
7,170	Honeywell International, Inc.	677,135
451	Huntington Ingalls Industries, Inc.	45,700
810	L-3 Communications Holdings, Inc.	93,474
2,459	Lockheed Martin Corp.	399,096
415	Moog, Inc., Class A*	25,701
2,029	Northrop Grumman Corp.	245,570
1,327	Precision Castparts Corp.	342,207
2,919	Raytheon Co.	285,799
1,235	Rockwell Collins, Inc.	101,937
925	Spirit Aerosystems Holdings, Inc., Class A*	26,668
343	Teledyne Technologies, Inc.*	33,607
2,569	Textron, Inc.	101,989
452	TransDigm Group, Inc.	80,519
476	Triumph Group, Inc.	31,035
7,714	United Technologies Corp.	902,692
		4,845,685
	Air Freight & Logistics — 3.8%

1,386	C.H. Robinson Worldwide, Inc.	71,878
1,879	Expeditors International of Washington, Inc.	74,239
2,720	FedEx Corp.	362,657
280	Forward Air Corp.	12,113
320	Hub Group, Inc., Class A*	12,502
6,532	United Parcel Service, Inc., Class B	625,570
833	UTi Worldwide, Inc.	8,197
		1,167,156
	Building Products — 1.1%

700	A. O. Smith Corp.	34,790
816	Allegion PLC*	44,350
1,519	Fortune Brands Home & Security, Inc.	70,998
416	Lennox International, Inc.	38,222
3,262	Masco Corp.	76,168
1,000	Owens Corning*	45,760
371	Simpson Manufacturing Co., Inc.	13,115
853	USG Corp.*	30,136
		353,539
	Chemicals — 0.7%

787	Sherwin-Williams Co. (The)	157,778
737	Valspar Corp. (The)	55,091
		212,869
	Commercial Services & Supplies — 2.9%

469	ABM Industries, Inc.	13,240
1,675	ADT Corp. (The)	51,439
441	Brink’s Co. (The)	13,411
920	Cintas Corp.	55,807
504	Clean Harbors, Inc.*	23,819
1,193	Covanta Holding Corp.	21,474
461	Deluxe Corp.	23,271
1,555	Iron Mountain, Inc.	42,296
289	Mine Safety Appliances Co.	14,869
1,807	R.R. Donnelley & Sons Co.	34,568
2,468	Republic Services, Inc.	84,183
783	Stericycle, Inc.*	89,262
586	Tetra Tech, Inc.*	16,924
4,252	Tyco International Ltd.	179,349
365	United Stationers, Inc.	15,560
1,129	Waste Connections, Inc.	48,852
3,987	Waste Management, Inc.	165,461
		893,785
	Construction & Engineering — 1.6%

897	AECOM Technology Corp.*	28,650
982	Chicago Bridge & Iron Co. N.V.	82,675
613	EMCOR Group, Inc.	28,676
1,493	Fluor Corp.	115,991
899	Foster Wheeler AG*	28,876
1,204	Jacobs Engineering Group, Inc.*	73,023
1,354	KBR, Inc.	37,397
1,973	Quanta Services, Inc.*	69,469
684	URS Corp.	31,806
		496,563
	Construction Materials — 0.6%

456	Eagle Materials, Inc.	40,310
423	Martin Marietta Materials, Inc.	51,598
196	Texas Industries, Inc.*	16,640
1,188	Vulcan Materials Co.	80,701
		189,249
	Containers & Packaging — 2.1%

602	AptarGroup, Inc.	39,834
883	Avery Dennison Corp.	43,991
1,322	Ball Corp.	73,450
941	Bemis Co., Inc.	36,963
1,262	Crown Holdings, Inc.*	56,815
278	Greif, Inc., Class A	13,917
1,625	MeadWestvaco Corp.	60,824
1,508	Owens-Illinois, Inc.*	51,151
896	Packaging Corp. of America	65,310
658	Rock-Tenn Co., Class A	73,446
1,793	Sealed Air Corp.	61,034
400	Silgan Holdings, Inc.	19,284
932	Sonoco Products Co.	39,125
		635,144
	Diversified Financial Services — 0.0%‡

492	PHH Corp.*	12,807

	Electrical Equipment — 4.7%

392	Acuity Brands, Inc.	55,292
2,237	AMETEK, Inc.	119,098
1,012	Babcock & Wilcox Co. (The)	33,355
429	Brady Corp., Class A	11,476
4,336	Eaton Corp. PLC	323,943
6,433	Emerson Electric Co.	419,818
433	EnerSys, Inc.	30,760
626	Generac Holdings, Inc.	35,663
455	General Cable Corp.	14,005
492	Hubbell, Inc., Class B	58,814
412	Regal-Beloit Corp.	30,360
1,267	Rockwell Automation, Inc.	155,638
908	Roper Industries, Inc.	123,143
1,346	Sensata Technologies Holding N.V.*	54,701
		1,466,066

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Electronic Equipment, Instruments & Components — 2.8%

1,446	Amphenol Corp., Class A	$127,277
244	Anixter International, Inc.	26,096
921	Arrow Electronics, Inc.*	52,156
1,257	Avnet, Inc.	54,717
397	Belden, Inc.	28,636
494	Benchmark Electronics, Inc.*	11,777
758	Cognex Corp.*	28,546
382	FEI Co.	39,212
1,294	FLIR Systems, Inc.	44,177
316	IPG Photonics Corp.*	22,679
358	Itron, Inc.*	12,530
1,689	Jabil Circuit, Inc.	31,264
205	Littelfuse, Inc.	19,346
892	National Instruments Corp.	25,841
3,750	TE Connectivity Ltd.	219,675
2,356	Trimble Navigation Ltd.*	89,882
376	Universal Display Corp.*	12,987
1,238	Vishay Intertechnology, Inc.	17,505
		864,303
	Industrial Conglomerates — 11.6%

5,845	3M Co.	787,497
581	Carlisle Cos., Inc.	46,085
5,479	Danaher Corp.	419,089
92,454	General Electric Co.	2,354,803
		3,607,474
	Internet Software & Services — 0.8%

263	CoStar Group, Inc.*	52,874
884	LinkedIn Corp., Class A*	180,371
		233,245
	IT Services — 5.8%

5,809	Accenture PLC, Class A	484,180
445	Alliance Data Systems Corp.*	126,874
4,399	Automatic Data Processing, Inc.	342,154
1,089	Broadridge Financial Solutions, Inc.	41,121
929	Convergys Corp.	19,017
856	CoreLogic, Inc.*	27,905
432	Euronet Worldwide, Inc.*	16,528
2,660	Fidelity National Information Services, Inc.	147,923
2,357	Fiserv, Inc.*	136,824
669	FleetCor Technologies, Inc.*	86,923
1,031	Genpact Ltd.*	17,197
666	Global Payments, Inc.	46,840
782	Jack Henry & Associates, Inc.	45,458
626	MAXIMUS, Inc.	29,916
572	NeuStar, Inc., Class A*	20,489
2,970	Paychex, Inc.	124,027
1,526	Total System Services, Inc.	46,482
355	WEX, Inc.*	34,371
		1,794,229
	Life Sciences Tools & Services — 0.9%

3,023	Agilent Technologies, Inc.	172,099
271	Mettler-Toledo International, Inc.*	66,601
1,027	PerkinElmer, Inc.	46,544
		285,244
	Machinery — 11.4%

667	Actuant Corp., Class A	23,385
827	AGCO Corp.	43,401
5,815	Caterpillar, Inc.	563,881
458	CLARCOR, Inc.	26,532
850	Colfax Corp.*	60,460
446	Crane Co.	31,853
1,592	Cummins, Inc.	232,305
3,499	Deere & Co.	300,669
1,229	Donaldson Co., Inc.	52,650
1,557	Dover Corp.	146,825
1,274	Flowserve Corp.	103,462
560	Graco, Inc.	43,697
737	Harsco Corp.	18,513
741	IDEX Corp.	55,627
3,731	Illinois Tool Works, Inc.	307,807
2,448	Ingersoll-Rand PLC	149,671
829	ITT Corp.	36,393
971	Joy Global, Inc.	53,405
717	Kennametal, Inc.	31,362
746	Lincoln Electric Holdings, Inc.	55,928
1,221	Manitowoc Co., Inc. (The)	37,778
258	Mueller Industries, Inc.	16,120
617	Navistar International Corp.*	23,137
552	Nordson Corp.	40,384
789	Oshkosh Corp.	45,628
3,236	PACCAR, Inc.	213,058
1,012	Pall Corp.	87,032
1,364	Parker Hannifin Corp.	164,430
1,822	Pentair Ltd.	147,236
414	SPX Corp.	44,580
1,018	Terex Corp.	45,332
726	Timken Co. (The)	43,821
522	Toro Co. (The)	34,572
714	Trinity Industries, Inc.	51,272
245	Valmont Industries, Inc.	35,679
880	Wabtec Corp.	69,846
554	Woodward, Inc.	24,149
1,686	Xylem, Inc.	66,344
		3,528,224
	Marine — 0.2%

519	Kirby Corp.*	54,292
391	Matson, Inc.	9,431
		63,723
	Multi-Utilities — 0.2%

1,726	MDU Resources Group, Inc.	58,615

	Office Electronics — 0.5%

10,575	Xerox Corp.	116,219
459	Zebra Technologies Corp., Class A*	31,667
		147,886
	Paper & Forest Products — 0.1%

1,290	Louisiana-Pacific Corp.*	24,239

	Professional Services — 1.3%

456	Acacia Research Corp.	6,991
329	Advisory Board Co. (The)*	21,082
307	Corporate Executive Board Co. (The)	22,957
1,112	Equifax, Inc.	77,907
368	FTI Consulting, Inc.*	10,742
722	Manpowergroup, Inc.	56,432
1,267	Robert Half International, Inc.	51,871
590	Towers Watson & Co., Class A	64,369
1,368	Verisk Analytics, Inc., Class A*	87,162
		399,513

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Road & Rail — 5.1%

520	Con-way, Inc.	$19,833
9,263	CSX Corp.	256,678
464	Genesee & Wyoming, Inc., Class A*	45,899
840	J.B. Hunt Transport Services, Inc.	60,371
1,007	Kansas City Southern	94,577
418	Landstar System, Inc.	24,123
2,823	Norfolk Southern Corp.	259,462
638	Old Dominion Freight Line, Inc.*	33,967
481	Ryder System, Inc.	36,229
4,209	Union Pacific Corp.	759,219
		1,590,358
	Semiconductors & Semiconductor Equipment — 0.1%

359	Veeco Instruments, Inc.*	14,198

	Trading Companies & Distributors — 1.7%

809	Air Lease Corp.	29,892
385	Applied Industrial Technologies, Inc.	19,646
2,495	Fastenal Co.	117,739
422	GATX Corp.	27,384
930	MRC Global, Inc.*	23,920
440	MSC Industrial Direct Co., Inc., Class A	37,985
852	United Rentals, Inc.*	75,266
565	W.W. Grainger, Inc.	144,086
247	Watsco, Inc.	24,300
404	WESCO International, Inc.*	34,829
		535,047
	Total Common Stocks (Cost $22,306,435)	23,419,161

Principal Amount
	U.S. Government & Agency Security (a) — 1.3%
	Federal Home Loan Bank
$411,874	0.00%, due 03/03/14	411,874
	Total U.S. Government & Agency Security (Cost $411,874)	411,874

	Repurchase Agreements (a)(b) — 15.3%
4,730,440	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $4,730,458	4,730,440
	Total Repurchase Agreements (Cost $4,730,440)	4,730,440

	Total Investment Securities (Cost $27,448,749) — 92.2%	28,561,475
	Other assets less liabilities — 7.8%	2,420,057
	Net Assets — 100.0%	$30,981,532

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $11,156,201.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,347,104
Aggregate gross unrealized depreciation	(291,954)
Net unrealized appreciation	$1,055,150
Federal income tax cost of investments	$27,506,325

Swap Agreements

Ultra Industrials had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones U.S. IndustrialsSM Index	0.51%	11/06/15	$3,974,355	$20,604

Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. IndustrialsSM Index	0.42%	03/06/15	3,345,403	49,109

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. IndustrialsSM Index	0.46%	01/06/15	1,751,534	766,170

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	0.52%	11/06/15	2,625,366	68,100

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. IndustrialsSM Index	0.62%	11/06/14	4,016,681	146,642

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. IndustrialsSM Index	0.46%	11/06/15	10,132,085	161,068

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	0.56%	11/06/15	211,541	16,870

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	0.46%	01/06/15	3,790,587	87,848

Swap Agreement with Bank of America, N.A., based on the iShares® U.S. Industrials ETF	0.05%	11/06/15	2,822,960	49,477

Swap Agreement with Deutsche Bank AG, based on the iShares® U.S. Industrials ETF	(0.08)%	11/06/15	4,407,418	157,713

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® U.S. Industrials ETF	0.41%	01/06/15	1,524,385	892,426

				$2,416,027

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 77.7%
	Auto Components — 0.1%

1,006	SEACOR Holdings, Inc.*	$88,991

	Electric Utilities — 0.3%

10,559	OGE Energy Corp.	380,124

	Energy Equipment & Services — 16.3%

3,068	Atwood Oceanics, Inc.*	145,393
23,582	Baker Hughes, Inc.	1,492,269
1,949	Bristow Group, Inc.	151,242
12,656	Cameron International Corp.*	810,743
1,056	CARBO Ceramics, Inc.	130,997
2,414	Core Laboratories N.V.	453,953
3,698	Diamond Offshore Drilling, Inc.	174,915
4,059	Dresser-Rand Group, Inc.*	220,526
2,165	Dril-Quip, Inc.*	232,867
12,428	Ensco PLC, Class A	654,459
3,119	Exterran Holdings, Inc.*	127,786
12,588	FMC Technologies, Inc.*	632,421
45,130	Halliburton Co.	2,572,410
5,235	Helix Energy Solutions Group, Inc.*	123,755
5,700	Helmerich & Payne, Inc.	562,875
12,588	McDermott International, Inc.*	104,858
13,820	Nabors Industries Ltd.	318,136
22,777	National Oilwell Varco, Inc.	1,754,740
13,482	Noble Corp. PLC	418,616
5,756	Oceaneering International, Inc.	412,015
2,935	Oil States International, Inc.*	278,590
7,674	Patterson-UTI Energy, Inc.	223,390
6,611	Rowan Cos. PLC, Class A*	220,543
70,069	Schlumberger Ltd.	6,516,417
8,485	Superior Energy Services, Inc.	251,071
2,638	Tidewater, Inc.	128,523
18,034	Transocean Ltd.	764,642
2,325	Unit Corp.*	142,755
40,936	Weatherford International Ltd.*	682,403
		20,703,310
	Gas Utilities — 0.5%

10,976	ONEOK, Inc.	649,121

	Machinery — 0.1%

1,616	Chart Industries, Inc.*	135,033

	Oil, Gas & Consumable Fuels — 60.2%

26,777	Anadarko Petroleum Corp.	2,253,552
21,242	Apache Corp.	1,684,278
22,408	Cabot Oil & Gas Corp.	784,280
11,694	Cheniere Energy, Inc.*	578,034
26,894	Chesapeake Energy Corp.	696,824
102,323	Chevron Corp.	11,800,912
4,621	Cimarex Energy Co.	534,696
15,755	Cobalt International Energy, Inc.*	303,756
5,590	Concho Resources, Inc.*	677,117
65,181	ConocoPhillips	4,334,537
2,273	Continental Resources, Inc.*	271,669
19,510	Denbury Resources, Inc.	319,184
20,305	Devon Energy Corp.	1,308,048
3,867	Energen Corp.	311,061
3,742	Energy XXI Bermuda Ltd.	86,665
14,524	EOG Resources, Inc.	2,751,136
8,019	EQT Corp.	820,264
8,970	EXCO Resources, Inc.	46,823
232,428	Exxon Mobil Corp.	22,375,844
4,474	Gulfport Energy Corp.*	295,731
15,134	Hess Corp.	1,211,174
10,572	HollyFrontier Corp.	481,766
35,824	Kinder Morgan, Inc.	1,140,994
14,154	Kodiak Oil & Gas Corp.*	167,159
37,065	Marathon Oil Corp.	1,241,678
16,016	Marathon Petroleum Corp.	1,345,344
9,351	Murphy Oil Corp.	555,169
7,243	Newfield Exploration Co.*	204,180
19,115	Noble Energy, Inc.	1,314,347
5,090	Oasis Petroleum, Inc.*	221,771
42,887	Occidental Petroleum Corp.	4,139,453
31,899	Phillips 66	2,387,959
7,588	Pioneer Natural Resources Co.	1,526,554
9,539	QEP Resources, Inc.	275,963
8,695	Range Resources Corp.	748,205
3,260	Rosetta Resources, Inc.*	144,646
19,061	SandRidge Energy, Inc.*	122,943
2,260	SemGroup Corp., Class A	152,143
3,564	SM Energy Co.	262,845
18,659	Southwestern Energy Co.*	771,363
35,650	Spectra Energy Corp.	1,329,032
2,034	Teekay Corp.	121,532
7,067	Tesoro Corp.	360,488
8,139	Ultra Petroleum Corp.*	204,777
28,707	Valero Energy Corp.	1,377,362
2,843	Western Refining, Inc.	103,627
6,313	Whiting Petroleum Corp.*	433,766
36,362	Williams Cos., Inc. (The)	1,501,751
3,845	World Fuel Services Corp.	173,102
10,684	WPX Energy, Inc.*	188,252
		76,443,756
	Semiconductors & Semiconductor Equipment — 0.2%

3,756	First Solar, Inc.*	214,355

	Total Common Stocks (Cost $98,264,021)	98,614,690

Principal Amount
	U.S. Government & Agency Securities (a) — 10.6%
	Federal Home Loan Bank
$660,502	0.00%, due 03/03/14	660,502
	U.S. Treasury Bills
7,855,000	0.00%, due 03/13/14	7,854,916
5,000,000	0.00%, due 04/10/14	4,999,692
	Total U.S. Government & Agency Securities (Cost $13,515,110)	13,515,110

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 6.3%
$7,944,736	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $7,944,766	$7,944,736
	Total Repurchase Agreements (Cost $7,944,736)	7,944,736

	Total Investment Securities (Cost $119,723,867) — 94.6%	120,074,536
	Other assets less liabilities — 5.4%	6,905,659
	Net Assets — 100.0%	$126,980,195

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $23,777,400.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,918,795
Aggregate gross unrealized depreciation	(3,662,594)
Net unrealized appreciation	$256,201
Federal income tax cost of investments	$119,818,335

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones U.S. Oil & GasSM Index	0.46%	11/06/15	$31,455,819	$85,559

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Oil & GasSM Index	0.46%	01/06/15	8,371,700	4,026,617

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	0.82%	11/06/15	14,287,131	61,970

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	0.62%	11/06/14	8,119,623	132,832

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Oil & GasSM Index	0.36%	11/06/15	25,512,866	465,762

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	0.56%	11/06/15	28,462,283	471,473

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	0.46%	01/06/15	6,706,575	132,607

Swap Agreement with Bank of America, N.A., based on the iShares® U.S. Energy ETF	(0.00)%	11/06/15	6,653,940	(112,607)

Swap Agreement with Deutsche Bank AG, based on the iShares® U.S. Energy ETF	(0.08)%	11/06/15	14,207,585	249,547

Swap Agreement with Goldman Sachs International, based on the iShares® U.S. Energy ETF	0.15%	11/06/14	8,963,883	(272,527)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® U.S. Energy ETF	0.41%	11/06/14	2,816,394	915,700

				$6,156,933

See accompanying notes to schedules of portfolio investments.

Ultra Real Estate

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 73.3%
	Real Estate Investment Trusts — 69.8%

25,249	Alexandria Real Estate Equities, Inc.	$1,829,290
36,936	American Campus Communities, Inc.	1,364,416
135,470	American Capital Agency Corp.	3,019,626
203,247	American Realty Capital Properties, Inc.	2,985,698
139,110	American Tower Corp.	11,333,292
333,958	Annaly Capital Management, Inc.	3,733,650
51,435	Apartment Investment & Management Co., Class A	1,537,392
130,743	ARMOUR Residential REIT, Inc.	560,887
42,881	AvalonBay Communities, Inc.	5,530,363
67,719	BioMed Realty Trust, Inc.	1,400,429
53,890	Boston Properties, Inc.	6,058,853
55,238	Brandywine Realty Trust	809,237
27,209	BRE Properties, Inc.	1,680,700
30,071	Camden Property Trust	2,005,736
59,892	CBL & Associates Properties, Inc.	1,065,479
362,202	Chimera Investment Corp.	1,155,424
43,929	Columbia Property Trust, Inc.	1,165,876
39,228	CommonWealth REIT	1,065,040
30,802	Corporate Office Properties Trust	821,489
40,836	Corrections Corp. of America	1,361,881
117,759	Crown Castle International Corp.*	8,937,908
45,608	CubeSmart	798,596
58,830	CYS Investments, Inc.	517,704
111,766	DCT Industrial Trust, Inc.	885,187
102,573	DDR Corp.	1,704,763
68,903	DiamondRock Hospitality Co.	869,556
45,274	Digital Realty Trust, Inc.	2,452,040
45,742	Douglas Emmett, Inc.	1,231,832
114,840	Duke Realty Corp.	1,929,312
22,787	DuPont Fabros Technology, Inc.	605,223
10,795	EastGroup Properties, Inc.	669,722
18,208	EPR Properties	969,758
27,904	Equity Lifestyle Properties, Inc.	1,123,136
118,151	Equity Residential	6,908,289
13,408	Essex Property Trust, Inc.	2,242,488
38,763	Extra Space Storage, Inc.	1,903,263
22,927	Federal Realty Investment Trust	2,552,004
30,725	Franklin Street Properties Corp.	384,677
31,300	Gaming and Leisure Properties, Inc.	1,191,899
189,502	General Growth Properties, Inc.	4,172,834
25,399	Geo Group, Inc. (The)	818,610
34,513	Hatteras Financial Corp.	680,596
160,835	HCP, Inc.	6,235,573
101,756	Health Care REIT, Inc.	5,977,147
33,795	Healthcare Realty Trust, Inc.	810,066
31,693	Highwoods Properties, Inc.	1,195,143
20,053	Home Properties, Inc.	1,181,924
52,287	Hospitality Properties Trust	1,385,605
266,589	Host Hotels & Resorts, Inc.	5,243,806
47,665	Invesco Mortgage Capital, Inc.	802,202
28,928	Kilroy Realty Corp.	1,663,939
144,415	Kimco Realty Corp.	3,214,678
36,647	LaSalle Hotel Properties	1,148,517
71,640	Lexington Realty Trust	817,412
51,673	Liberty Property Trust	1,977,009
49,540	Macerich Co. (The)	2,978,840
31,028	Mack-Cali Realty Corp.	690,373
56,954	Medical Properties Trust, Inc.	751,223
129,090	MFA Financial, Inc.	1,014,647
26,358	Mid-America Apartment Communities, Inc.	1,782,855
42,955	National Retail Properties, Inc.	1,541,655
43,190	Omega Healthcare Investors, Inc.	1,380,352
58,650	Piedmont Office Realty Trust, Inc., Class A	1,013,472
62,361	Plum Creek Timber Co., Inc.	2,699,608
19,104	Post Properties, Inc.	927,117
14,287	Potlatch Corp.	566,337
175,799	Prologis, Inc.	7,241,161
50,949	Public Storage	8,610,381
44,505	Rayonier, Inc.	2,095,740
72,658	Realty Income Corp.	3,227,468
29,044	Redwood Trust, Inc.	583,784
32,545	Regency Centers Corp.	1,652,310
65,804	Retail Properties of America, Inc., Class A	917,308
43,247	RLJ Lodging Trust	1,123,990
17,811	Ryman Hospitality Properties, Inc.	751,446
66,329	Senior Housing Properties Trust	1,479,137
109,389	Simon Property Group, Inc.	17,643,352
33,438	SL Green Realty Corp.	3,321,397
11,285	Sovran Self Storage, Inc.	834,977
124,022	Spirit Realty Capital, Inc.	1,354,320
68,829	Starwood Property Trust, Inc.	1,653,273
13,766	Starwood Waypoint Residential Trust*	373,207
64,462	Sunstone Hotel Investors, Inc.	871,526
33,304	Tanger Factory Outlet Centers, Inc.	1,142,660
22,403	Taubman Centers, Inc.	1,578,291
128,442	Two Harbors Investment Corp.	1,333,228
88,385	UDR, Inc.	2,281,217
103,663	Ventas, Inc.	6,471,681
61,319	Vornado Realty Trust	5,904,407
23,449	Washington Real Estate Investment Trust	589,742
39,545	Weingarten Realty Investors	1,206,122
205,421	Weyerhaeuser Co.	6,061,974
20,580	WP Carey, Inc.	1,307,242
		222,644,996

	Real Estate Management & Development — 3.5%

15,046	Alexander & Baldwin, Inc.	626,214
98,125	CBRE Group, Inc., Class A*	2,742,594
55,664	Forest City Enterprises, Inc., Class A*	1,084,335
11,021	Howard Hughes Corp. (The)*	1,521,229
15,664	Jones Lang LaSalle, Inc.	1,929,805
51,473	Realogy Holdings Corp.*	2,442,908
32,533	St. Joe Co. (The)*	628,863
		10,975,948
	Total Common Stocks (Cost $218,771,715)	233,620,944

Principal Amount
	U.S. Government & Agency Securities (a) — 8.8%
	Federal Home Loan Bank
$709,199	0.00%, due 03/03/14	709,199
	U.S. Treasury Bills
10,000,000	0.00%, due 03/13/14	9,999,893
2,595,000	0.00%, due 03/20/14	2,594,945
3,700,000	0.00%, due 04/10/14	3,699,772
1,100,000	0.00%, due 04/17/14	1,099,912
10,000,000	0.00%, due 07/10/14	9,998,340
	Total U.S. Government & Agency Securities (Cost $28,101,501)	28,102,061

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 3.1%
$9,995,944	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $9,995,981	$9,995,944
	Total Repurchase Agreements (Cost $9,995,944)	9,995,944

	Total Investment Securities (Cost $256,869,160) — 85.2%	271,718,949
	Other assets less liabilities — 14.8%	47,213,996
	Net Assets — 100.0%	$318,932,945

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $77,618,802.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,427,011
Aggregate gross unrealized depreciation	(482,005)
Net unrealized appreciation	$14,945,006
Federal income tax cost of investments	$256,773,943

Swap Agreements

Ultra Real Estate had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones U.S. Real EstateSM Index	0.61%	11/06/15	$35,140,252	$4,513,146

Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. Real EstateSM Index	0.82%	03/06/15	4,847,216	363,764

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Real EstateSM Index	0.46%	11/06/14	93,449,337	7,749,626

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	0.22%	11/06/15	96,891,576	6,539,542

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	0.62%	11/06/14	4,697,784	410,710

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Real EstateSM Index	0.41%	11/06/15	13,569,666	1,100,923

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	0.56%	11/06/15	23,673,483	1,362,990

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	0.36%	01/06/15	35,599,986	2,882,201

Swap Agreement with Bank of America, N.A., based on the iShares® U.S. Real Estate ETF	0.15%	11/06/15	11,848,120	878,732

Swap Agreement with Deutsche Bank AG, based on the iShares® U.S. Real Estate ETF	0.02%	11/06/15	10,819,803	809,871

Swap Agreement with Goldman Sachs International, based on the iShares® U.S. Real Estate ETF	0.15%	11/06/14	32,218,329	3,568,240

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® U.S. Real Estate ETF	(0.34)%	11/06/14	41,472,515	16,871,968

				$47,051,713

See accompanying notes to schedules of portfolio investments.

Ultra KBW Regional Banking

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 78.6%
	Commercial Banks — 74.5%

15,570	Associated Banc-Corp	$259,863
16,159	BancorpSouth, Inc.	386,685
3,703	Bank of Hawaii Corp.	216,440
2,525	BOK Financial Corp.	163,443
20,115	Boston Private Financial Holdings, Inc.	262,299
11,362	Cathay General Bancorp	288,708
4,545	City Holding Co.	201,253
3,367	City National Corp./CA	251,953
12,372	Columbia Banking System, Inc.	324,394
6,312	Community Bank System, Inc.	229,946
17,338	CVB Financial Corp.	269,953
7,269	East West Bancorp, Inc.	259,431
21,966	First Commonwealth Financial Corp.	187,150
12,204	First Financial Bancorp	207,956
4,966	First Financial Bankshares, Inc.	300,344
24,155	First Horizon National Corp.	289,135
17,927	First Midwest Bancorp, Inc./IL	298,843
8,921	First Republic Bank/CA	463,624
17,085	FirstMerit Corp.	354,685
24,988	FNB Corp./PA	304,604
15,570	Fulton Financial Corp.	191,667
10,520	Glacier Bancorp, Inc.	291,930
5,134	Hancock Holding Co.	176,918
2,188	Iberiabank Corp.	143,314
10,100	MB Financial, Inc.	308,353
21,041	National Penn Bancshares, Inc.	227,243
19,694	Old National Bancorp/IN	276,307
7,154	PacWest Bancorp	310,484
2,188	Park National Corp.	170,795
12,624	Pinnacle Financial Partners, Inc.	455,474
9,510	PrivateBancorp, Inc.	274,459
4,881	Prosperity Bancshares, Inc.	309,016
6,817	S&T Bancorp, Inc.	157,268
3,367	Signature Bank/NY*	440,841
32,908	Susquehanna Bancshares, Inc.	360,013
4,124	SVB Financial Group*	519,253
90,896	Synovus Financial Corp.	316,318
10,857	TCF Financial Corp.	175,015
7,322	Texas Capital Bancshares, Inc.*	460,920
7,659	Trustmark Corp.	184,812
3,282	UMB Financial Corp.	204,600
16,243	Umpqua Holdings Corp.	288,638
9,634	United Bankshares, Inc./WV	283,529
17,169	Valley National Bancorp	173,063
12,288	Webster Financial Corp.	380,559
3,367	Westamerica Bancorp.	169,293
8,164	Wintrust Financial Corp.	377,830
		13,148,621
	Thrifts & Mortgage Finance — 4.1%

21,630	Brookline Bancorp, Inc.	197,482
14,055	Provident Financial Services, Inc.	260,861
11,446	Washington Federal, Inc.	256,619
		714,962
	Total Common Stocks (Cost $13,690,179)	13,863,583

Principal Amount
	U.S. Government & Agency Security (a) — 2.3%
	Federal Home Loan Bank
$414,074	0.00%, due 03/03/14	414,074
	Total U.S. Government & Agency Security (Cost $414,074)	414,074
	Repurchase Agreements (a)(b) — 23.4%
4,138,625	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $4,138,639	4,138,625
	Total Repurchase Agreements (Cost $4,138,625)	4,138,625

	Total Investment Securities (Cost $18,242,878) — 104.3%	18,416,282
	Liabilities in excess of other assets — (4.3%)	(756,675)
	Net Assets — 100.0%	$17,659,607

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $2,740,999.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$472,307
Aggregate gross unrealized depreciation	(307,951)
Net unrealized appreciation	$164,356
Federal income tax cost of investments	$18,251,926

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra KBW Regional Banking had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the KBW Regional Banking IndexSM	0.16%	11/06/15	$5,202,068	$(312,880)

Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional Banking IndexSM	0.12%	11/06/15	3,095,028	(268,643)

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the KBW Regional Banking IndexSM	0.16%	11/06/15	1,972,797	(3,152)

Equity Index Swap Agreement with Societe Generale, based on the KBW Regional Banking IndexSM	0.56%	11/06/15	10,668,060	(17,610)

Equity Index Swap Agreement with UBS AG, based on the KBW Regional Banking IndexSM	0.51%	01/06/15	431,162	(119,306)

Swap Agreement with Bank of America, N.A., based on the PowerShares KBW Regional Banking Portfolio	(0.19)%	11/06/15	59,314	(224)

				$(721,815)

See accompanying notes to schedules of portfolio investments.

Ultra Semiconductors

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 70.7%
	Communications Equipment — 0.2%

2,077	InterDigital, Inc.	$63,349

	Computers & Peripherals — 0.4%

1,786	Synaptics, Inc. *	116,161

	Semiconductors & Semiconductor Equipment — 70.1%

31,018	Advanced Micro Devices, Inc.*	115,077
16,193	Altera Corp.	587,968
15,685	Analog Devices, Inc.	797,112
60,722	Applied Materials, Inc.	1,151,289
21,475	Atmel Corp.*	173,088
12,480	Avago Technologies Ltd.	770,016
27,209	Broadcom Corp., Class A	808,651
2,621	Cavium, Inc.*	110,423
3,202	Cirrus Logic, Inc.*	61,639
6,087	Cree, Inc.*	373,924
7,010	Cypress Semiconductor Corp.*	68,628
6,404	Fairchild Semiconductor International, Inc.*	90,168
1,589	Hittite Microwave Corp.	93,719
6,953	Integrated Device Technology, Inc.*	81,976
250,664	Intel Corp.	6,206,441
3,586	International Rectifier Corp.*	96,643
8,403	KLA-Tencor Corp.	547,455
8,189	Lam Research Corp.*	423,617
11,808	Linear Technology Corp.	553,087
27,478	LSI Corp.	304,731
20,605	Marvell Technology Group Ltd.	315,050
14,249	Maxim Integrated Products, Inc.	466,085
10,003	Microchip Technology, Inc.	455,637
53,040	Micron Technology, Inc.*	1,283,038
4,738	Microsemi Corp.*	109,258
29,176	NVIDIA Corp.	536,255
22,685	ON Semiconductor Corp.*	211,878
10,252	PMC-Sierra, Inc.*	75,250
14,237	RF Micro Devices, Inc.*	100,798
3,461	Semtech Corp.*	86,352
2,001	Silicon Laboratories, Inc.*	103,992
9,467	Skyworks Solutions, Inc.*	335,700
12,368	SunEdison, Inc.*	227,076
9,662	Teradyne, Inc.*	195,945
55,194	Texas Instruments, Inc.	2,481,522
13,530	Xilinx, Inc.	706,266
		21,105,754
	Total Common Stocks (Cost $18,638,221)	21,285,264

Principal Amount
	U.S. Government & Agency Security (a) — 1.7%
	Federal Home Loan Bank
$518,212	0.00%, due 03/03/14	518,212
	Total U.S. Government & Agency Security (Cost $518,212)	518,212
	Repurchase Agreements (a)(b) — 15.0%
4,502,362	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $4,502,378	4,502,362
	Total Repurchase Agreements (Cost $4,502,362)	4,502,362

	Total Investment Securities (Cost $23,658,795) — 87.4%	26,305,838
	Other assets less liabilities — 12.6%	3,787,119
	Net Assets — 100.0%	$30,092,957

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $2,084,888.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,603,682
Aggregate gross unrealized depreciation	(239,122)
Net unrealized appreciation	$2,364,560
Federal income tax cost of investments	$23,941,278

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones U.S. SemiconductorsSM Index	0.56%	11/06/15	$2,392,090	$72,162

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. SemiconductorsSM Index	0.46%	11/06/14	327,727	80,131

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	0.42%	11/06/15	1,391,506	79,939

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. SemiconductorsSM Index	0.46%	11/06/15	25,864,641	1,863,294

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	0.56%	11/06/15	8,314,574	820,069

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	0.51%	01/06/15	574,769	38,110

				$2,953,705

See accompanying notes to schedules of portfolio investments.

Ultra Technology

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 76.2%
	Commercial Services & Supplies — 0.1%

7,581	Pitney Bowes, Inc.	$192,937

	Communications Equipment — 8.2%

2,165	ADTRAN, Inc.	56,723
4,308	ARRIS Group, Inc.*	123,640
4,132	Aruba Networks, Inc.*	84,747
16,789	Brocade Communications Systems, Inc.*	160,671
3,871	Ciena Corp.*	95,110
200,657	Cisco Systems, Inc.	4,374,323
2,913	F5 Networks, Inc.*	327,246
3,597	Finisar Corp.*	85,249
4,011	Harris Corp.	296,092
1,546	InterDigital, Inc.	47,153
8,738	JDS Uniphase Corp.*	120,410
18,953	Juniper Networks, Inc.*	506,803
8,641	Motorola Solutions, Inc.	572,034
1,714	Palo Alto Networks, Inc.*	121,951
1,643	Plantronics, Inc.	72,916
5,364	Polycom, Inc.*	71,663
63,404	QUALCOMM, Inc.	4,773,687
6,077	Riverbed Technology, Inc.*	135,396
1,574	ViaSat, Inc.*	105,002
		12,130,816
	Computers & Peripherals — 17.1%

3,587	3D Systems Corp.*	272,469
33,767	Apple, Inc.	17,769,546
2,396	Diebold, Inc.	89,587
1,765	Electronics For Imaging, Inc.*	78,719
77,230	EMC Corp.	2,036,555
72,125	Hewlett-Packard Co.	2,155,095
2,331	Lexmark International, Inc., Class A	98,228
6,245	NCR Corp.*	212,642
12,791	NetApp, Inc.	516,884
8,478	SanDisk Corp.	629,915
12,240	Seagate Technology PLC	638,806
1,329	Synaptics, Inc.*	86,438
7,900	Western Digital Corp.	687,221
		25,272,105
	Electronic Equipment, Instruments & Components — 0.9%

54,313	Corning, Inc.	1,046,612
5,785	Ingram Micro, Inc., Class A*	170,368
1,417	Tech Data Corp.*	81,619
		1,298,599
	Health Care Technology — 0.8%

5,961	Allscripts Healthcare Solutions, Inc.*	110,696
1,396	athenahealth, Inc.*	270,642
11,079	Cerner Corp.*	679,918
1,888	Medidata Solutions, Inc.*	121,021
		1,182,277
	Household Durables — 0.2%

4,616	Garmin Ltd.	247,695

	Internet Software & Services — 13.8%

6,717	Akamai Technologies, Inc.*	410,610
2,945	AOL, Inc.*	128,932
1,868	Equinix, Inc.*	354,845
61,726	Facebook, Inc., Class A*	4,225,762
10,532	Google, Inc., Class A*	12,803,226
2,876	IAC/InterActiveCorp	222,976
1,645	j2 Global, Inc.	84,553
6,124	Pandora Media, Inc.*	229,160
4,303	Rackspace Hosting, Inc.*	158,221
2,658	Twitter, Inc.*	145,951
4,835	VeriSign, Inc.*	266,457
35,407	Yahoo!, Inc.*	1,369,189
		20,399,882
	IT Services — 6.8%

6,042	Amdocs Ltd.	268,748
879	CACI International, Inc., Class A*	69,292
11,353	Cognizant Technology Solutions Corp., Class A*	1,181,393
5,525	Computer Sciences Corp.	349,180
1,108	DST Systems, Inc.	104,130
3,459	Gartner, Inc.*	240,608
38,307	International Business Machines Corp.	7,093,307
2,733	Leidos Holdings, Inc.	122,056
1,564	Science Applications International Corp.	58,337
6,132	Teradata Corp.*	281,581
4,589	Vantiv, Inc., Class A*	146,068
4,100	VeriFone Systems, Inc.*	118,695
		10,033,395
	Semiconductors & Semiconductor Equipment — 10.6%

23,086	Advanced Micro Devices, Inc.*	85,649
12,052	Altera Corp.	437,608
11,673	Analog Devices, Inc.	593,222
45,193	Applied Materials, Inc.	856,859
15,983	Atmel Corp.*	128,823
9,288	Avago Technologies Ltd.	573,070
20,251	Broadcom Corp., Class A	601,860
1,950	Cavium, Inc.*	82,153
2,383	Cirrus Logic, Inc.*	45,873
4,530	Cree, Inc.*	278,278
5,217	Cypress Semiconductor Corp.*	51,074
4,767	Fairchild Semiconductor International, Inc.*	67,119
1,183	Hittite Microwave Corp.	69,773
5,175	Integrated Device Technology, Inc.*	61,013
186,560	Intel Corp.	4,619,226
2,669	International Rectifier Corp.*	71,930
6,254	KLA-Tencor Corp.	407,448
6,095	Lam Research Corp.*	315,294
8,788	Linear Technology Corp.	411,630
20,451	LSI Corp.	226,802
15,335	Marvell Technology Group Ltd.	234,472
10,605	Maxim Integrated Products, Inc.	346,890
7,445	Microchip Technology, Inc.	339,120
39,476	Micron Technology, Inc.*	954,924
3,527	Microsemi Corp.*	81,333
21,715	NVIDIA Corp.	399,122
16,883	ON Semiconductor Corp.*	157,687
7,630	PMC-Sierra, Inc.*	56,004
10,596	RF Micro Devices, Inc.*	75,020
2,576	Semtech Corp.*	64,271
1,489	Silicon Laboratories, Inc.*	77,383
7,046	Skyworks Solutions, Inc.*	249,851
9,205	SunEdison, Inc.*	169,004
7,191	Teradyne, Inc.*	145,833
41,079	Texas Instruments, Inc.	1,846,912

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
10,070	Xilinx, Inc.	$525,654
		15,708,184
	Software — 17.7%

1,447	ACI Worldwide, Inc.*	86,863
17,447	Adobe Systems, Inc.*	1,197,039
3,478	ANSYS, Inc.*	290,483
3,490	Aspen Technology, Inc.*	163,855
8,467	Autodesk, Inc.*	444,179
12,194	CA, Inc.	408,499
10,799	Cadence Design Systems, Inc.*	165,549
6,995	Citrix Systems, Inc.*	420,050
1,668	CommVault Systems, Inc.*	114,892
8,128	Compuware Corp.	89,002
1,767	Concur Technologies, Inc.*	218,136
1,297	Fair Isaac Corp.	69,688
5,153	Fortinet, Inc.*	119,292
2,465	Guidewire Software, Inc.*	132,149
4,072	Informatica Corp.*	169,232
10,690	Intuit, Inc.	835,423
3,656	Mentor Graphics Corp.	79,116
2,825	MICROS Systems, Inc.*	156,816
285,100	Microsoft Corp.	10,922,181
1,149	NetSuite, Inc.*	132,238
9,667	Nuance Communications, Inc.*	147,808
131,701	Oracle Corp.	5,150,826
1,948	Progress Software Corp.*	48,583
4,485	PTC, Inc.*	176,305
3,331	Qlik Technologies, Inc.*	101,595
7,112	Red Hat, Inc.*	419,537
3,835	Rovi Corp.*	95,261
20,820	Salesforce.com, Inc.*	1,298,543
3,800	ServiceNow, Inc.*	258,628
2,454	SolarWinds, Inc.*	113,326
2,584	Solera Holdings, Inc.	176,797
3,259	Splunk, Inc.*	302,272
2,345	SS&C Technologies Holdings, Inc.*	90,705
26,122	Symantec Corp.	561,101
5,795	Synopsys, Inc.*	234,118
5,752	TIBCO Software, Inc.*	125,336
1,065	Tyler Technologies, Inc.*	99,876
1,045	Ultimate Software Group, Inc. (The)*	173,470
3,230	VMware, Inc., Class A*	310,242
1,175	Workday, Inc., Class A*	129,156
		26,228,167
	Total Common Stocks (Cost $100,625,090)	112,694,057

Principal Amount
	U.S. Government & Agency Security (a) — 0.0%‡
	Federal Home Loan Bank
$36,270	0.00%, due 03/03/14	36,270
	Total U.S. Government & Agency Security (Cost $36,270)	36,270
	Repurchase Agreements (a)(b) — 4.7%
6,938,628	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $6,938,653	6,938,628
	Total Repurchase Agreements (Cost $6,938,628)	6,938,628

	Total Investment Securities (Cost $107,599,988) — 80.9%	119,668,955
	Other assets less liabilities — 19.1%	28,170,449
	Net Assets — 100.0%	$147,839,404

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $18,998,268.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,245,393
Aggregate gross unrealized depreciation	(266,220)
Net unrealized appreciation	$11,979,173
Federal income tax cost of investments	$107,689,782

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Technology had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones U.S. TechnologySM Index	0.56%	11/06/15	$11,274,005	$563,260

Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. TechnologySM Index	0.42%	03/06/15	3,167,551	137,365

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. TechnologySM Index	0.46%	11/06/14	23,380,481	7,069,028

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	0.32%	11/06/15	29,573,326	1,320,881

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. TechnologySM Index	0.62%	11/06/14	47,286,420	2,782,794

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. TechnologySM Index	0.46%	11/06/15	8,865,379	418,010

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	0.56%	11/06/15	7,298,059	458,151

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	0.46%	01/06/15	9,704,842	588,453

Swap Agreement with Bank of America, N.A., based on the iShares® U.S. Technology ETF	0.10%	11/06/15	33,806,221	2,078,032

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® U.S. Technology ETF	0.41%	11/06/14	8,653,076	1,580,948

				$16,996,922

See accompanying notes to schedules of portfolio investments.

Ultra Telecommunications

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 70.6%
	Communications Equipment — 1.7%

7,911	Ruckus Wireless, Inc.*	$110,754

	Diversified Telecommunication Services — 46.3%

11,566	8x8, Inc.*	122,368
17,777	AT&T, Inc.	567,620
1,738	Atlantic Tele-Network, Inc.	113,908
10,478	CenturyLink, Inc.	327,542
31,236	Cincinnati Bell, Inc.*	104,641
5,493	Consolidated Communications Holdings, Inc.	104,697
42,734	Frontier Communications Corp.	208,542
7,902	General Communication, Inc., Class A*	82,260
6,605	Level 3 Communications, Inc.*	243,196
6,506	tw telecom, inc.*	199,149
11,294	Verizon Communications, Inc.	537,368
29,079	Vonage Holdings Corp.*	134,054
24,863	Windstream Holdings, Inc.	199,401
		2,944,746
	Wireless Telecommunication Services — 22.6%

6,754	Leap Wireless International, Inc.*	118,330
39,160	NII Holdings, Inc.*	45,034
3,802	NTELOS Holdings Corp.	53,152
3,117	SBA Communications Corp., Class A*	296,645
3,966	Shenandoah Telecommunications Co.	104,821
28,244	Sprint Corp.*	246,852
6,268	Telephone & Data Systems, Inc.	142,848
8,618	T-Mobile US, Inc.*	262,849
2,308	United States Cellular Corp.	83,296
5,668	USA Mobility, Inc.	81,903
		1,435,730
	Total Common Stocks (Cost $4,467,858)	4,491,230

Principal Amount
	U.S. Government & Agency Security (a) — 0.9%
	Federal Home Loan Bank
$58,661	0.00%, due 03/03/14	58,661
	Total U.S. Government & Agency Security (Cost $58,661)	58,661

	Repurchase Agreements (a)(b) — 11.5%
730,239	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $730,241	730,239
	Total Repurchase Agreements (Cost $730,239)	730,239

	Total Investment Securities (Cost $5,256,758) — 83.0%	5,280,130
	Other assets less liabilities — 17.0%	1,081,300
	Net Assets — 100.0%	$6,361,430

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $936,035.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$353,165
Aggregate gross unrealized depreciation	(365,327)
Net unrealized depreciation	$(12,162)
Federal income tax cost of investments	$5,292,292

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Telecommunications had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones U.S. Select TelecommunicationsSM Index	0.31%	11/06/15	$3,367,883	$53,160

Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. Select TelecommunicationsSM Index	0.42%	03/06/15	226,406	(5,266)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	0.46%	11/06/14	1,137,944	227,880

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	0.32%	11/06/15	182,363	3,049

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	0.62%	11/06/14	202,827	4,171

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Select TelecommunicationsSM Index	0.46%	11/06/15	320,805	(3,961)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	0.56%	11/06/15	454,792	(5,760)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	0.36%	01/06/15	365,597	6,314

Swap Agreement with Bank of America, N.A., based on the iShares® U.S. Telecommunications ETF	(0.15)%	11/06/15	103,989	2,160

Swap Agreement with Deutsche Bank AG, based on the iShares® U.S. Telecommunications ETF	0.02%	11/06/15	1,356,744	22,681

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® U.S. Telecommunications ETF	0.01%	11/06/14	505,687	313,006

				$617,434

See accompanying notes to schedules of portfolio investments.

Ultra Utilities

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 86.7%
	Electric Utilities — 45.3%

1,240	ALLETE, Inc.	$62,632
16,298	American Electric Power Co., Inc.	818,160
2,022	Cleco Corp.	99,947
23,613	Duke Energy Corp.	1,673,689
10,897	Edison International	570,676
1,351	El Paso Electric Co.	47,623
5,964	Entergy Corp.	380,622
28,660	Exelon Corp.	871,551
13,988	FirstEnergy Corp.	430,551
5,135	Great Plains Energy, Inc.	134,896
3,331	Hawaiian Electric Industries, Inc.	84,641
1,680	IDACORP, Inc.	94,399
1,755	ITC Holdings Corp.	180,063
14,405	NextEra Energy, Inc.	1,316,473
10,539	Northeast Utilities	468,458
8,354	Pepco Holdings, Inc.	170,338
3,681	Pinnacle West Capital Corp.	204,848
2,664	PNM Resources, Inc.	69,664
2,611	Portland General Electric Co.	83,030
21,080	PPL Corp.	680,673
29,491	Southern Co. (The)	1,248,944
1,888	UIL Holdings Corp.	73,103
1,389	UNS Energy Corp.	84,048
4,253	Westar Energy, Inc.	145,538
16,644	Xcel Energy, Inc.	504,147
		10,498,714
	Gas Utilities — 5.7%

3,973	AGL Resources, Inc.	186,890
3,308	Atmos Energy Corp.	152,499
2,799	National Fuel Gas Co.	210,261
1,406	New Jersey Resources Corp.	63,284
903	Northwest Natural Gas Co.	38,711
1,725	ONE Gas, Inc.*	58,615
2,540	Piedmont Natural Gas Co., Inc.	85,903
5,855	Questar Corp.	139,056
1,077	South Jersey Industries, Inc.	61,583
1,550	Southwest Gas Corp.	83,731
3,816	UGI Corp.	170,537
1,731	WGL Holdings, Inc.	69,569
		1,320,639
	Independent Power Producers & Energy Traders — 3.9%

21,962	AES Corp. (The)	299,782
11,645	Calpine Corp.*	221,837
3,287	Dynegy, Inc.*	76,883
10,817	NRG Energy, Inc.	314,450
		912,952
	Multi-Utilities — 30.0%

3,711	Alliant Energy Corp.	201,285
8,115	Ameren Corp.	327,927
2,008	Avista Corp.	59,437
1,488	Black Hills Corp.	84,384
14,337	CenterPoint Energy, Inc.	339,070
8,897	CMS Energy Corp.	252,942
9,796	Consolidated Edison, Inc.	549,066
19,414	Dominion Resources, Inc.	1,347,331
5,913	DTE Energy Co.	424,317
2,669	Integrys Energy Group, Inc.	152,854
10,479	NiSource, Inc.	364,879
1,286	NorthWestern Corp.	59,079
15,027	PG&E Corp.	662,090
16,919	Public Service Enterprise Group, Inc.	620,250
4,701	SCANA Corp.	232,699
7,602	Sempra Energy	718,161
6,832	TECO Energy, Inc.	114,641
2,755	Vectren Corp.	105,985
7,576	Wisconsin Energy Corp.	333,041
		6,949,438
	Water Utilities — 1.8%

5,963	American Water Works Co., Inc.	267,381
5,910	Aqua America, Inc.	148,873
		416,254
	Total Common Stocks (Cost $20,248,732)	20,097,997

Principal Amount
	U.S. Government & Agency Security (a) — 0.4%
	Federal Home Loan Bank
$82,112	0.00%, due 03/03/14	82,112
	Total U.S. Government & Agency Security (Cost $82,112)	82,112

	Repurchase Agreements (a)(b) — 8.8%
2,034,142	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $2,034,148	2,034,142
	Total Repurchase Agreements (Cost $2,034,142)	2,034,142

	Total Investment Securities (Cost $22,364,986) — 95.9%	22,214,251
	Other assets less liabilities — 4.1%	941,815
	Net Assets — 100.0%	$23,156,066

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $2,328,247.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$292,107
Aggregate gross unrealized depreciation	(444,258)
Net unrealized depreciation	$(152,151)
Federal income tax cost of investments	$22,366,402

Swap Agreements

Ultra Utilities had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones U.S. UtilitiesSM Index	0.46%	11/06/15	$6,858,929	$41,967

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. UtilitiesSM Index	0.46%	11/06/14	1,021,343	161,990

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	0.22%	11/06/15	8,594,711	146,016

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. UtilitiesSM Index	0.46%	11/06/15	1,250,761	44,442

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	0.56%	11/06/15	3,616,306	214,336

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	0.46%	01/06/15	1,063,885	64,277

Swap Agreement with Bank of America, N.A., based on the iShares® U.S. Utilities ETF	(0.00)%	11/06/15	3,197,534	183,701

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® U.S. Utilities ETF	0.01%	11/06/14	581,122	54,626

				$911,355

See accompanying notes to schedules of portfolio investments.

UltraPro Financials

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Common Stocks (a) — 81.7%
	Capital Markets — 9.4%

376	Affiliated Managers Group, Inc.*	$70,707
1,383	Ameriprise Financial, Inc.	150,733
8,160	Bank of New York Mellon Corp. (The)	261,120
903	BlackRock, Inc.	275,270
8,244	Charles Schwab Corp. (The)	218,548
2,040	E*TRADE Financial Corp.*	45,839
863	Eaton Vance Corp.	32,656
669	Federated Investors, Inc., Class B	18,330
359	Financial Engines, Inc.	20,287
2,868	Franklin Resources, Inc.	152,721
2,995	Goldman Sachs Group, Inc. (The)	498,518
185	Greenhill & Co., Inc.	9,855
3,149	Invesco Ltd.	108,011
1,061	Janus Capital Group, Inc.	11,872
755	Legg Mason, Inc.	34,700
573	LPL Financial Holdings, Inc.	30,759
9,844	Morgan Stanley	303,195
1,596	Northern Trust Corp.	98,713
876	Raymond James Financial, Inc.	46,235
1,019	SEI Investments Co.	34,208
3,119	State Street Corp.	204,825
419	Stifel Financial Corp.*	20,150
1,853	T. Rowe Price Group, Inc.	150,408
1,681	TD Ameritrade Holding Corp.	56,196
607	Waddell & Reed Financial, Inc., Class A	42,308
		2,896,164
	Commercial Banks — 13.7%

1,155	Associated Banc-Corp	19,277
596	BancorpSouth, Inc.	14,262
316	Bank of Hawaii Corp.	18,470
5,009	BB&T Corp.	189,340
147	BOK Financial Corp.	9,515
1,399	CapitalSource, Inc.	20,565
523	Cathay General Bancorp	13,289
1,423	CIT Group, Inc.	69,272
336	City National Corp./CA	25,143
1,300	Comerica, Inc.	62,634
579	Commerce Bancshares, Inc./MO	25,858
373	Cullen/Frost Bankers, Inc.	27,841
1,018	East West Bancorp, Inc.	36,332
6,273	Fifth Third Bancorp	136,093
216	First Financial Bankshares, Inc.	13,064
1,679	First Horizon National Corp.	20,098
2,515	First Niagara Financial Group, Inc.	22,811
881	First Republic Bank/CA	45,786
1,173	FirstMerit Corp.	24,352
1,176	FNB Corp./PA	14,335
1,368	Fulton Financial Corp.	16,840
528	Glacier Bancorp, Inc.	14,652
584	Hancock Holding Co.	20,125
5,960	Huntington Bancshares, Inc./OH	56,799
212	Iberiabank Corp.	13,886
405	International Bancshares Corp.	9,388
6,371	KeyCorp	83,906
925	M&T Bank Corp.	107,846
391	MB Financial, Inc.	11,937
828	National Penn Bancshares, Inc.	8,942
716	Old National Bancorp/IN	10,045
3,781	PNC Financial Services Group, Inc. (The)	309,210
735	Popular, Inc.*	21,014
464	PrivateBancorp, Inc.	13,391
403	Prosperity Bancshares, Inc.	25,514
9,788	Regions Financial Corp.	104,144
336	Signature Bank/NY*	43,992
3,803	SunTrust Banks, Inc.	143,297
1,331	Susquehanna Bancshares, Inc.	14,561
324	SVB Financial Group*	40,795
6,908	Synovus Financial Corp.	24,040
1,172	TCF Financial Corp.	18,893
291	Texas Capital Bancshares, Inc.*	18,318
477	Trustmark Corp.	11,510
12,976	U.S. Bancorp/MN	533,833
267	UMB Financial Corp.	16,645
795	Umpqua Holdings Corp.	14,127
444	United Bankshares, Inc./WV	13,067
1,419	Valley National Bancorp	14,304
641	Webster Financial Corp.	19,852
34,059	Wells Fargo & Co.	1,581,019
189	Westamerica Bancorp.	9,503
328	Wintrust Financial Corp.	15,180
1,312	Zions Bancorp.	40,934
		4,209,846
	Consumer Finance — 3.9%

6,546	American Express Co.	597,519
4,096	Capital One Financial Corp.	300,769
200	Cash America International, Inc.	8,004
3,404	Discover Financial Services	195,322
353	Portfolio Recovery Associates, Inc.*	19,143
3,100	SLM Corp.	74,214
		1,194,971
	Diversified Financial Services — 14.8%

75,786	Bank of America Corp.	1,252,743
620	CBOE Holdings, Inc.	33,499
21,550	Citigroup, Inc.	1,047,976
2,240	CME Group, Inc.	165,357
779	ING US, Inc.	27,943
817	IntercontinentalExchange Group, Inc.	170,622
26,710	JPMorgan Chase & Co.	1,517,662
1,924	McGraw Hill Financial, Inc.	153,266
1,345	Moody’s Corp.	106,255
841	MSCI, Inc.*	36,760
821	NASDAQ OMX Group, Inc. (The)	31,518
		4,543,601
	Insurance — 19.1%

2,416	ACE Ltd.	236,454
3,312	Aflac, Inc.	212,233
119	Alleghany Corp.*	45,875
240	Allied World Assurance Co. Holdings AG	23,933
3,232	Allstate Corp. (The)	175,368
508	American Financial Group, Inc./OH	29,037
10,461	American International Group, Inc.	520,644
2,139	Aon PLC	183,098
835	Arch Capital Group Ltd.*	46,860
189	Argo Group International Holdings Ltd.	8,342
935	Arthur J. Gallagher & Co.	43,197
467	Aspen Insurance Holdings Ltd.	17,541
517	Assurant, Inc.	33,931
1,151	Assured Guaranty Ltd.	28,257
756	Axis Capital Holdings Ltd.	33,241
12,789	Berkshire Hathaway, Inc., Class B*	1,480,710
847	Brown & Brown, Inc.	25,495
1,789	Chubb Corp. (The)	156,502
1,048	Cincinnati Financial Corp.	49,130
1,577	CNO Financial Group, Inc.	28,796
315	Endurance Specialty Holdings Ltd.	16,424

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
176	Erie Indemnity Co., Class A	$12,774
340	Everest Re Group Ltd.	50,742
1,948	Fidelity National Financial, Inc., Class A	64,401
751	First American Financial Corp.	20,232
3,512	Genworth Financial, Inc., Class A*	54,576
312	Hanover Insurance Group, Inc. (The)	18,358
3,176	Hartford Financial Services Group, Inc. (The)	111,763
712	HCC Insurance Holdings, Inc.	31,257
364	Kemper Corp.	14,116
1,864	Lincoln National Corp.	93,442
2,173	Loews Corp.	94,482
99	Markel Corp.*	57,222
3,899	Marsh & McLennan Cos., Inc.	187,776
1,011	MBIA, Inc.*	13,699
257	Mercury General Corp.	11,642
7,965	MetLife, Inc.	403,587
305	Montpelier Re Holdings Ltd.	8,696
1,718	Old Republic International Corp.	26,732
339	PartnerRe Ltd.	33,520
199	Platinum Underwriters Holdings Ltd.	11,665
389	Primerica, Inc.	17,435
1,945	Principal Financial Group, Inc.	88,206
439	ProAssurance Corp.	19,957
3,922	Progressive Corp. (The)	96,050
559	Protective Life Corp.	29,146
3,289	Prudential Financial, Inc.	278,184
501	Reinsurance Group of America, Inc.	38,572
316	RenaissanceRe Holdings Ltd.	30,181
242	RLI Corp.	10,437
396	Selective Insurance Group, Inc.	9,124
312	StanCorp Financial Group, Inc.	20,648
643	Torchmark Corp.	49,839
2,587	Travelers Cos., Inc. (The)	216,894
1,856	Unum Group	64,552
707	Validus Holdings Ltd.	26,025
777	W. R. Berkley Corp.	32,044
40	White Mountains Insurance Group Ltd.	23,182
1,263	Willis Group Holdings PLC	51,985
2,009	XL Group PLC	61,074
		5,879,285
	IT Services — 4.7%

7,360	MasterCard, Inc., Class A	572,019
3,619	Visa, Inc., Class A	817,677
3,924	Western Union Co. (The)	65,648
		1,455,344

	Real Estate Investment Trusts — 14.6%

509	Alexandria Real Estate Equities, Inc.	36,877
744	American Campus Communities, Inc.	27,483
2,731	American Capital Agency Corp.	60,874
4,097	American Realty Capital Properties, Inc.	60,185
2,804	American Tower Corp.	228,442
6,732	Annaly Capital Management, Inc.	75,264
1,037	Apartment Investment & Management Co., Class A	30,996
2,636	ARMOUR Residential REIT, Inc.	11,308
864	AvalonBay Communities, Inc.	111,430
1,365	BioMed Realty Trust, Inc.	28,228
1,087	Boston Properties, Inc.	122,211
1,113	Brandywine Realty Trust	16,305
548	BRE Properties, Inc.	33,850
607	Camden Property Trust	40,487
1,207	CBL & Associates Properties, Inc.	21,473
7,301	Chimera Investment Corp.	23,290
885	Columbia Property Trust, Inc.	23,488
791	CommonWealth REIT	21,476
621	Corporate Office Properties Trust	16,562
823	Corrections Corp. of America	27,447
2,374	Crown Castle International Corp.*	180,187
919	CubeSmart	16,092
1,185	CYS Investments, Inc.	10,428
2,253	DCT Industrial Trust, Inc.	17,844
2,068	DDR Corp.	34,370
1,389	DiamondRock Hospitality Co.	17,529
912	Digital Realty Trust, Inc.	49,394
922	Douglas Emmett, Inc.	24,829
2,315	Duke Realty Corp.	38,892
459	DuPont Fabros Technology, Inc.	12,191
217	EastGroup Properties, Inc.	13,463
367	EPR Properties	19,546
563	Equity Lifestyle Properties, Inc.	22,661
2,381	Equity Residential	139,217
271	Essex Property Trust, Inc.	45,325
781	Extra Space Storage, Inc.	38,347
463	Federal Realty Investment Trust	51,537
619	Franklin Street Properties Corp.	7,750
632	Gaming and Leisure Properties, Inc.	24,064
3,820	General Growth Properties, Inc.	84,116
512	Geo Group, Inc. (The)	16,502
696	Hatteras Financial Corp.	13,725
3,241	HCP, Inc.	125,654
2,051	Health Care REIT, Inc.	120,476
681	Healthcare Realty Trust, Inc.	16,324
639	Highwoods Properties, Inc.	24,097
404	Home Properties, Inc.	23,812
1,053	Hospitality Properties Trust	27,904
5,373	Host Hotels & Resorts, Inc.	105,687
961	Invesco Mortgage Capital, Inc.	16,174
583	Kilroy Realty Corp.	33,534
2,911	Kimco Realty Corp.	64,799
739	LaSalle Hotel Properties	23,160
1,444	Lexington Realty Trust	16,476
1,041	Liberty Property Trust	39,829
999	Macerich Co. (The)	60,070
625	Mack-Cali Realty Corp.	13,906
1,148	Medical Properties Trust, Inc.	15,142
2,602	MFA Financial, Inc.	20,452
531	Mid-America Apartment Communities, Inc.	35,917
865	National Retail Properties, Inc.	31,045
871	Omega Healthcare Investors, Inc.	27,837
1,183	Piedmont Office Realty Trust, Inc., Class A	20,442
1,257	Plum Creek Timber Co., Inc.	54,416
385	Post Properties, Inc.	18,684
288	Potlatch Corp.	11,416
3,544	Prologis, Inc.	145,977
1,027	Public Storage	173,563
897	Rayonier, Inc.	42,240
1,464	Realty Income Corp.	65,031
585	Redwood Trust, Inc.	11,759
656	Regency Centers Corp.	33,305
1,327	Retail Properties of America, Inc., Class A	18,498
872	RLJ Lodging Trust	22,663
359	Ryman Hospitality Properties, Inc.	15,146
1,337	Senior Housing Properties Trust	29,815
2,205	Simon Property Group, Inc.	355,644
674	SL Green Realty Corp.	66,948
228	Sovran Self Storage, Inc.	16,870
2,500	Spirit Realty Capital, Inc.	27,300

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,388	Starwood Property Trust, Inc.	$33,340
277	Starwood Waypoint Residential Trust*	7,509
1,300	Sunstone Hotel Investors, Inc.	17,576
671	Tanger Factory Outlet Centers, Inc.	23,022
452	Taubman Centers, Inc.	31,843
2,589	Two Harbors Investment Corp.	26,874
1,781	UDR, Inc.	45,968
2,089	Ventas, Inc.	130,416
1,236	Vornado Realty Trust	119,014
472	Washington Real Estate Investment Trust	11,871
797	Weingarten Realty Investors	24,309
4,140	Weyerhaeuser Co.	122,171
415	WP Carey, Inc.	26,361
		4,487,971
	Real Estate Management & Development — 0.8%

303	Alexander & Baldwin, Inc.	12,611
120	Altisource Portfolio Solutions S.A.*	11,806
1,977	CBRE Group, Inc., Class A*	55,257
1,122	Forest City Enterprises, Inc., Class A*	21,856
223	Howard Hughes Corp. (The)*	30,781
316	Jones Lang LaSalle, Inc.	38,931
1,037	Realogy Holdings Corp.*	49,216
656	St. Joe Co. (The)*	12,680
		233,138
	Thrifts & Mortgage Finance — 0.7%

967	Capitol Federal Financial, Inc.	11,749
3,379	Hudson City Bancorp, Inc.	32,100
2,400	MGIC Investment Corp.*	21,504
3,132	New York Community Bancorp, Inc.	50,049
829	Ocwen Financial Corp.*	31,038
2,258	People’s United Financial, Inc.	31,996
1,229	Radian Group, Inc.	19,111
723	Washington Federal, Inc.	16,210
		213,757
	Total Common Stocks (Cost $23,663,396)	25,114,077

Principal Amount
	U.S. Government & Agency Security (a) — 0.8%
	Federal Home Loan Bank
$237,910	0.00%, due 03/03/14	237,910
	Total U.S. Government & Agency Security (Cost $237,910)	237,910

	Repurchase Agreements (a)(b) — 12.6%
3,885,960	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $3,885,975	3,885,960
	Total Repurchase Agreements (Cost $3,885,960)	3,885,960

	Total Investment Securities (Cost $27,787,266) — 95.1%	29,237,947
	Other assets less liabilities — 4.9%	1,500,938
	Net Assets — 100.0%	$30,738,885

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $3,071,163.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,722,014
Aggregate gross unrealized depreciation	(272,973)
Net unrealized appreciation	$1,449,041
Federal income tax cost of investments	$27,788,906

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Financials had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Bank of America, N.A., based on the Dow Jones U.S. FinancialsSM Index	0.56%	11/06/15	$23,677,242	$(696,017)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	0.27%	11/06/15	3,282,945	120,607

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. FinancialsSM Index	0.56%	11/06/15	37,092,166	931,253

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	0.41%	01/06/15	1,444,671	36,228

Swap Agreement with Bank of America, N.A., based on the iShares® U.S. Financials ETF	0.10%	11/06/15	90,255	2,335

Swap Agreement with Deutsche Bank AG, based on the iShares® U.S. Financials ETF	(0.08)%	01/06/15	645,699	613,835

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® U.S. Financials ETF	0.41%	11/06/14	873,717	721,788

				$1,730,029

See accompanying notes to schedules of portfolio investments.

Ultra MSCI EAFE

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 19.2%
	Federal Home Loan Bank
$1,329,817	0.00%, due 03/03/14	$1,329,817
	U.S. Treasury Bill
3,000,000	0.00%, due 04/24/14	2,999,618
	Total U.S. Government & Agency Securities (Cost $4,329,435)	4,329,435

	Repurchase Agreements (a)(b) — 61.1%
13,824,547	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $13,824,601	13,824,547
	Total Repurchase Agreements (Cost $13,824,547)	13,824,547

	Total Investment Securities (Cost $18,153,982) † — 80.3%	18,153,982
	Other assets less liabilities — 19.7%	4,461,660
	Net Assets — 100.0%	$22,615,642

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $3,753,101.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI EAFE had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation
Swap Agreement with Citibank, N.A., based on the iShares® MSCI EAFE ETF	0.52%	11/06/14	$14,094,614	$1,668,008

Swap Agreement with Credit Suisse Securities International, based on the iShares® MSCI EAFE ETF	(0.14)%	01/06/16	4,527,015	345,423

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI EAFE ETF	0.32%	11/06/15	5,115,619	130,376

Swap Agreement with Goldman Sachs International, based on the iShares® MSCI EAFE ETF	0.67%	11/06/15	1,329,188	28,072

Swap Agreement with Merrill Lynch International, based on the iShares® MSCI EAFE ETF	0.31%	12/08/14	749,867	376,663

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI EAFE ETF	0.31%	11/06/15	1,188,394	45,612

Swap Agreement with Societe Generale, based on the iShares® MSCI EAFE ETF	0.56%	11/06/15	17,206,001	1,274,934

Swap Agreement with UBS AG, based on the iShares® MSCI EAFE ETF	0.36%	11/06/14	1,076,327	602,829

				$4,471,917

††               In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 30.3%
	Federal Home Loan Bank
$2,204,958	0.00%, due 03/03/14	$2,204,958
	U.S. Treasury Bill
9,000,000	0.00%, due 06/26/14	8,998,524
	Total U.S. Government & Agency Securities (Cost $11,203,569)	11,203,482

	Repurchase Agreements (a)(b) — 72.7%
26,869,973	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $26,870,074	26,869,973
	Total Repurchase Agreements (Cost $26,869,973)	26,869,973

	Total Investment Securities (Cost $38,073,542) — 103.0%	38,073,455
	Liabilities in excess of other assets — (3.0%)	(1,109,936)
	Net Assets — 100.0%	$36,963,519

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $11,751,467.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(87)
Net unrealized depreciation	$(87)
Federal income tax cost of investments	$38,073,542

Swap Agreements ††

Ultra MSCI Emerging Markets had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Bank of America, N.A., based on the iShares® MSCI Emerging Markets ETF	0.36%	11/06/15	$5,090,354	$(273,369)

Swap Agreement with Citibank, N.A., based on the iShares® MSCI Emerging Markets ETF	0.52%	11/06/14	17,401,050	(648,813)

Swap Agreement with Credit Suisse Securities International, based on the iShares® MSCI Emerging Markets ETF	(0.09)%	11/06/15	1,030,548	(55,944)

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Emerging Markets ETF	(0.43)%	11/06/15	11,365,244	1,395,527

Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Emerging Markets ETF	0.17%	12/08/14	10,185,054	(183,160)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI Emerging Markets ETF	(0.09)%	11/06/14	4,841,905	(515,795)

Swap Agreement with Societe Generale, based on the iShares® MSCI Emerging Markets ETF	0.56%	12/08/14	15,712,782	696,890

Swap Agreement with UBS AG, based on the iShares® MSCI Emerging Markets ETF	0.26%	02/06/15	8,126,749	(1,458,946)

				$(1,043,610)

††               In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra FTSE Europe

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 17.3%
	Federal Home Loan Bank
$1,601,111	0.00%, due 03/03/14	$1,601,111
	U.S. Treasury Bill
3,000,000	0.00%, due 03/13/14	2,999,975
	Total U.S. Government & Agency Securities (Cost $4,601,086)	4,601,086

	Repurchase Agreements (a)(b) — 66.3%
17,696,884	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $17,696,951	17,696,884
	Total Repurchase Agreements (Cost $17,696,884)	17,696,884

	Total Investment Securities (Cost $22,297,970) † — 83.6%	22,297,970
	Other assets less liabilities — 16.4%	4,374,346
	Net Assets — 100.0%	$26,672,316

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $5,721,400.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements ††

Ultra FTSE Europe had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation
Swap Agreement with Citibank, N.A., based on the Vanguard® FTSE Europe ETF Shares	0.32%	11/06/14	$11,323,761	$561,351

Swap Agreement with Credit Suisse Securities International, based on the Vanguard® FTSE Europe ETF Shares	(0.34)%	11/06/15	1,496,168	75,693

Swap Agreement with Deutsche Bank AG, based on the Vanguard® FTSE Europe ETF Shares	(0.88)%	11/06/15	12,286,287	734,523

Swap Agreement with Goldman Sachs International, based on the Vanguard® FTSE Europe ETF Shares	(0.08)%	11/06/15	4,996,417	354,429

Swap Agreement with Merrill Lynch International, based on the Vanguard® FTSE Europe ETF Shares	0.21%	11/06/14	5,203,462	1,219,750

Swap Agreement with Morgan Stanley & Co. International PLC, based on the Vanguard® FTSE Europe ETF Shares	(0.34)%	11/06/15	8,031,266	556,314

Swap Agreement with Societe Generale, based on the Vanguard® FTSE Europe ETF Shares	0.16%	11/06/15	2,429,796	171,860

Swap Agreement with UBS AG, based on the Vanguard® FTSE Europe ETF Shares	(0.34)%	11/06/15	7,491,925	752,398

				$4,426,318

††               In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Pacific ex-Japan

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 3.1%
	Federal Home Loan Bank
$60,452	0.00%, due 03/03/14	$60,452
	Total U.S. Government & Agency Security (Cost $60,452)	60,452

	Repurchase Agreements (a)(b) — 52.2%
1,022,402	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $1,022,405	1,022,402
	Total Repurchase Agreements (Cost $1,022,402)	1,022,402

	Total Investment Securities (Cost $1,082,854) † — 55.3%	1,082,854
	Other assets less liabilities — 44.7%	875,840
	Net Assets — 100.0%	$1,958,694

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $527,700.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Pacific ex-Japan had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Bank of America, N.A., based on the iShares® MSCI Pacific ex Japan ETF	0.41%	11/06/15	$179,514	$2,001

Swap Agreement with Credit Suisse Securities International, based on the iShares® MSCI Pacific ex Japan ETF	0.26%	11/06/15	446,710	100,916

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Pacific ex Japan ETF	0.22%	11/06/15	1,065,441	33,121

Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Pacific ex Japan ETF	0.22%	11/06/15	592,832	54,261

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI Pacific ex Japan ETF	0.36%	11/06/15	753,391	(16,625)

Swap Agreement with Societe Generale, based on the iShares® MSCI Pacific ex Japan ETF	0.56%	12/07/15	411,246	1,764

Swap Agreement with UBS AG, based on the iShares® MSCI Pacific ex Japan ETF	0.26%	11/06/14	478,568	469,648

				$645,086

††               In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Brazil Capped

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 22.4%
	Federal Home Loan Bank
$255,392	0.00%, due 03/03/14	$255,392
	U.S. Treasury Bill
1,000,000	0.00%, due 05/08/14	999,904
	Total U.S. Government & Agency Securities (Cost $1,255,230)	1,255,296

	Repurchase Agreements (a)(b) — 107.1%
6,011,208	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $6,011,228	6,011,208
	Total Repurchase Agreements (Cost $6,011,208)	6,011,208

	Total Investment Securities (Cost $7,266,438) — 129.5%	7,266,504
	Liabilities in excess of other assets — (29.5%)	(1,653,474)
	Net Assets — 100.0%	$5,613,030

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $4,381,192.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$66
Federal income tax cost of investments	$7,266,438

Swap Agreements ††

Ultra MSCI Brazil Capped had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Bank of America, N.A., based on the iShares® MSCI Brazil Capped ETF	0.26%	11/06/15	$2,476,263	$(167,601)

Swap Agreement with Credit Suisse Securities International, based on the iShares® MSCI Brazil Capped ETF	0.16%	11/06/15	1,072,402	(319,274)

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Brazil Capped ETF	0.22%	11/06/15	1,469,873	374,652

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI Brazil Capped ETF	0.36%	11/06/15	1,677,899	25,826

Swap Agreement with Societe Generale, based on the iShares® MSCI Brazil Capped ETF	0.16%	11/06/15	794,533	(211,760)

Swap Agreement with UBS AG, based on the iShares® MSCI Brazil Capped ETF	0.16%	11/06/14	3,701,043	(1,313,599)

				$(1,611,756)

††               In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra FTSE China 25

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 31.5%
	Federal Home Loan Bank
$2,301,471	0.00%, due 03/03/14	$2,301,471
	U.S. Treasury Bill
10,000,000	0.00%, due 08/21/14	9,996,620
	Total U.S. Government & Agency Securities (Cost $12,298,059)	12,298,091

	Repurchase Agreements (a)(b) — 59.3%
23,117,476	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $23,117,564	23,117,476
	Total Repurchase Agreements (Cost $23,117,476)	23,117,476

	Total Investment Securities (Cost $35,415,535) — 90.8%	35,415,567
	Other assets less liabilities — 9.2%	3,574,012
	Net Assets — 100.0%	$38,989,579

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $4,283,681.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$32
Federal income tax cost of investments	$35,415,535

Swap Agreements ††

Ultra FTSE China 25 had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities International, based on the iShares® China Large-Cap ETF	(1.84)%	11/06/15	$6,154,228	$(255,210)

Swap Agreement with Deutsche Bank AG, based on the iShares® China Large-Cap ETF	(1.48)%	11/06/15	17,554,700	586,982

Swap Agreement with Goldman Sachs International, based on the iShares® China Large-Cap ETF	0.17%	11/06/15	11,335,488	(1,370,619)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® China Large-Cap ETF	(0.04)%	11/06/15	3,250,220	(458,997)

Swap Agreement with Societe Generale, based on the iShares® China Large-Cap ETF	0.16%	11/06/14	29,793,137	(1,130,028)

Swap Agreement with UBS AG, based on the iShares® China Large-Cap ETF	(0.84)%	11/06/15	9,753,631	453,723

				$(2,174,149)

††               In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Japan

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 40.5%
	Federal Home Loan Bank
$1,710,142	0.00%, due 03/03/14	$1,710,142
	U.S. Treasury Bill
10,000,000	0.00%, due 05/08/14	9,999,040
	Total U.S. Government & Agency Securities (Cost $11,708,518)	11,709,182

	Repurchase Agreements (a)(b) — 54.1%
15,649,492	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $15,649,552	15,649,492
	Total Repurchase Agreements (Cost $15,649,492)	15,649,492

	Total Investment Securities (Cost $27,358,010) — 94.6%	27,358,674
	Other assets less liabilities — 5.4%	1,572,238
	Net Assets — 100.0%	$28,930,912

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $8,976,028.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$664
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$664
Federal income tax cost of investments	$27,358,010

Swap Agreements ††

Ultra MSCI Japan had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation
Swap Agreement with Bank of America, N.A., based on the iShares® MSCI Japan ETF	0.21%	12/07/15	$3,320,169	$62,551

Swap Agreement with Credit Suisse Securities International, based on the iShares® MSCI Japan ETF	0.01%	11/06/15	41,818,087	653,268

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Japan ETF	0.52%	12/07/15	4,393,717	37,210

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI Japan ETF	(0.14)%	11/06/15	1,170,767	746,382

Swap Agreement with Societe Generale, based on the iShares® MSCI Japan ETF	0.56%	12/07/15	2,609,039	48,656

Swap Agreement with UBS AG, based on the iShares® MSCI Japan ETF	0.36%	12/07/15	4,493,571	84,290

				$1,632,357

††               In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Mexico Capped IMI

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 10.2%
	Federal Home Loan Bank
$535,181	0.00%, due 03/03/14	$535,181
	Total U.S. Government & Agency Security (Cost $535,181)	535,181

	Repurchase Agreements (a)(b) — 96.6%
5,092,163	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $5,092,183	5,092,163
	Total Repurchase Agreements (Cost $5,092,163)	5,092,163

	Total Investment Securities (Cost $5,627,344) † — 106.8%	5,627,344
	Liabilities in excess of other assets — (6.8%)	(357,547)
	Net Assets — 100.0%	$5,269,797

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $712,581.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Mexico Capped IMI had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Bank of America, N.A., based on the iShares® MSCI Mexico Capped ETF	0.31%	11/06/15	$1,125,974	$(117,286)

Swap Agreement with Credit Suisse Securities International, based on the iShares® MSCI Mexico Capped ETF	(0.04)%	11/06/15	448,781	(21,206)

Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Mexico Capped ETF	(0.18)%	11/06/15	3,106,915	(136,510)

Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Mexico Capped ETF	0.37%	11/06/15	382,552	(8,266)

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI Mexico Capped ETF	0.36%	11/06/15	363,442	(31,016)

Swap Agreement with Societe Generale, based on the iShares® MSCI Mexico Capped ETF	0.16%	12/08/14	2,850,498	65,577

Swap Agreement with UBS AG, based on the iShares® MSCI Mexico Capped ETF	(0.04)%	12/07/15	2,275,859	(68,263)

				$(316,970)

††               In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 79.8%

	U.S. Treasury Bonds
$13,392,000	8.13%, due 05/15/21	$18,810,529
12,647,600	8.13%, due 08/15/21	17,870,663
40,756,800	8.00%, due 11/15/21	57,537,139
20,378,500	7.25%, due 08/15/22	28,090,489
11,463,900	7.63%, due 11/15/22	16,213,358
20,999,900	7.13%, due 02/15/23	28,945,409
35,643,000	6.25%, due 08/15/23	46,909,529
		214,377,116
	U.S. Treasury Notes
131,210,000	3.13%, due 05/15/21	139,718,148
180,221,500	2.13%, due 08/15/21	178,968,397
183,803,400	2.00%, due 11/15/21	180,127,332
133,917,500	2.00%, due 02/15/22	130,600,949
134,561,800	1.75%, due 05/15/22	128,043,963
106,822,900	1.63%, due 08/15/22	100,088,050
172,474,300	1.63%, due 11/15/22	160,711,014
244,576,600	2.00%, due 02/15/23	234,124,772
273,936,400	1.75%, due 05/15/23	255,338,687
227,650,600	2.50%, due 08/15/23	225,854,295
292,634,000	2.75%, due 11/15/23	295,674,650
106,441,800	2.75%, due 02/15/24	107,290,008
		2,136,540,265
	Total Long-Term U.S. Treasury Obligations (Cost $2,351,813,567)	2,350,917,381

	U.S. Government & Agency Securities (a) — 2.5%
	Federal Home Loan Bank
60,208,319	0.00%, due 03/03/14	60,208,319
	U.S. Treasury Bill
14,000,000	0.00%, due 07/10/14	13,997,676
	Total U.S. Government & Agency Securities (Cost $74,205,763)	74,205,995

	Repurchase Agreements (a)(b) — 17.7%
522,974,109	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $522,976,114	522,974,109
	Total Repurchase Agreements (Cost $522,974,109)	522,974,109

	Total Investment Securities (Cost $2,948,993,439) — 100.0%	2,948,097,485
	Other assets less liabilities — 0.0%	39,800
	Net Assets — 100.0%	$2,948,137,285

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $38,543,599.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,762
Aggregate gross unrealized depreciation	(953,363)
Net unrealized depreciation	$(899,601)
Federal income tax cost of investments	$2,948,997,086

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	167	06/19/14	$20,796,719	$(2,861)

Cash collateral in the amount of $270,957 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

Swap Agreements

Ultra 7-10 Year Treasury had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. 7-10 Year Treasury Bond Index	(0.36)%	04/07/15	$1,275,799,590	$1,225,740

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays U.S. 7-10 Year Treasury Bond Index	0.16%	11/06/14	305,188,977	(1,127,181)

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays U.S. 7-10 Year Treasury Bond Index	(0.29)%	01/06/15	334,597,901	(393,746)

Bond Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Barclays U.S. 7-10 Year Treasury Bond Index	0.11%	02/07/15	1,601,461,108	(633,512)

				$(928,699)

See accompanying notes to schedules of portfolio investments.

Ultra 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 44.8%

	U.S. Treasury Bonds
$248,600	4.50%, due 02/15/36	$291,309
83,000	4.75%, due 02/15/37	100,657
106,700	5.00%, due 05/15/37	133,775
112,600	4.38%, due 02/15/38	129,516
132,800	4.50%, due 05/15/38	155,532
210,100	3.50%, due 02/15/39	210,018
193,200	4.25%, due 05/15/39	218,090
245,800	4.50%, due 08/15/39	288,316
267,700	4.38%, due 11/15/39	308,127
372,400	4.63%, due 02/15/40	445,192
323,000	4.38%, due 05/15/40	371,803
307,200	3.88%, due 08/15/40	326,208
335,700	4.25%, due 11/15/40	378,895
316,900	4.75%, due 02/15/41	386,370
247,200	4.38%, due 05/15/41	284,492
304,800	3.75%, due 08/15/41	315,992
329,400	3.13%, due 11/15/41	303,563
412,500	3.13%, due 02/15/42	379,564
304,700	3.00%, due 05/15/42	273,040
512,800	2.75%, due 08/15/42	435,119
602,800	2.75%, due 11/15/42	510,261
591,700	3.13%, due 02/15/43	541,359
693,100	2.88%, due 05/15/43	600,939
691,600	3.63%, due 08/15/43	696,193
697,200	3.75%, due 11/15/43	717,953
265,600	3.63%, due 02/15/44	267,156
	Total Long-Term U.S. Treasury Obligations (Cost $9,231,175)	9,069,439

	U.S. Government & Agency Security (a) — 5.4%
	Federal Home Loan Bank
1,101,149	0.00%, due 03/03/14	1,101,149
	Total U.S. Government & Agency Security (Cost $1,101,149)	1,101,149

	Repurchase Agreements (a)(b) — 53.2%
10,801,206	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $10,801,246	10,801,206
	Total Repurchase Agreements (Cost $10,801,206)	10,801,206

	Total Investment Securities (Cost $21,133,530) — 103.4%	20,971,794
	Liabilities in excess of other assets — (3.4%)	(684,897)
	Net Assets — 100.0%	$20,286,897

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $1,790,097.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,594
Aggregate gross unrealized depreciation	(212,374)
Net unrealized depreciation	$(189,780)
Federal income tax cost of investments	$21,161,574

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of February 28, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	1	06/19/14	$133,063	$405

Cash collateral in the amount of $2,750 was pledged to cover margin requirements for open futures contracts as of February 28, 2014.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra 20+ Year Treasury had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Bank of America, N.A., based on the Barclays U.S. 20+ Year Treasury Bond Index	(0.16)%	12/06/14	$9,667,822	$602,890

Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. 20+ Year Treasury Bond Index	(0.36)%	11/07/14	12,254,967	(936,467)

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays U.S. 20+ Year Treasury Bond Index	0.16%	01/06/15	972,788	54,682

Bond Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Barclays U.S. 20+ Year Treasury Bond Index	0.16%	11/07/14	8,474,727	(401,567)

				$(680,462)

See accompanying notes to schedules of portfolio investments.

Ultra High Yield

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Investment Company (a) — 11.2%
	Mutual Funds — 11.2%
3,454	iShares iBoxx $ High Yield Corporate Bond ETF	$327,888
	Total Investment Company
	(Cost $319,196)	327,888

Principal Amount
	U.S. Government & Agency Security (a) — 6.0%
	Federal Home Loan Bank
$176,741	0.00%, due 03/03/14	176,741
	Total U.S. Government & Agency Security (Cost $176,741)	176,741

	Repurchase Agreements (a)(b) — 53.6%
1,571,516	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $1,571,522	1,571,516
	Total Repurchase Agreements (Cost $1,571,516)	1,571,516

	Total Investment Securities (Cost $2,067,453) — 70.8%	2,076,145
	Other assets less liabilities — 29.2%	856,960
	Net Assets — 100.0%	$2,933,105

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $125,180.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,693
Aggregate gross unrealized depreciation	(1)
Net unrealized appreciation	$8,692
Federal income tax cost of investments	$2,067,453

Swap Agreements ††

Ultra High Yield had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation
Swap Agreement with Citibank, N.A., based on the iShares® iBoxx $ High Yield Corporate Bond ETF	(0.09)%	02/06/15	$695,925	$14,221

Swap Agreement with Credit Suisse Securities International, based on the iShares® iBoxx $ High Yield Corporate Bond ETF	0.24%	12/07/15	1,169,335	35,668

Swap Agreement with Deutsche Bank AG, based on the iShares® iBoxx $ High Yield Corporate Bond ETF	(0.34)%	11/06/14	1,445,488	221,496

Swap Agreement with Goldman Sachs International, based on the iShares® iBoxx $ High Yield Corporate Bond ETF	(0.09)%	12/08/14	2,221,794	275,188

				$546,573

††               In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra Investment Grade Corporate

Schedule of Portfolio Investments

February 28, 2014 (Unaudited)

Shares		Value
	Investment Company (a) — 21.2%
	Mutual Funds — 21.2%
5,011	iShares iBoxx $ Investment Grade Corporate Bond ETF	$588,091
	Total Investment Company (Cost $584,032)	588,091

Principal Amount
	U.S. Government & Agency Security (a) — 6.1%
	Federal Home Loan Bank
$169,454	0.00%, due 03/03/14	169,454
	Total U.S. Government & Agency Security (Cost $169,454)	169,454

	Repurchase Agreements (a)(b) — 54.6%
1,517,713	Repurchase Agreements with various counterparties, rates 0.04% - 0.07%, dated 02/28/14, due 03/03/14, total to be received $1,517,718	1,517,713
	Total Repurchase Agreements (Cost $1,517,713)	1,517,713

	Total Investment Securities (Cost $2,271,199) — 81.9%	2,275,258
	Other assets less liabilities — 18.1%	502,777
	Net Assets — 100.0%	$2,778,035

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 28, 2014, the aggregate value of segregated securities was $131,008.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,059
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$4,059
Federal income tax cost of investments	$2,271,199

Swap Agreements ††

Ultra Investment Grade Corporate had the following open swap agreements as of February 28, 2014:

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Deutsche Bank AG, based on the iShares® iBoxx $ Investment Grade Corporate Bond ETF	(0.34)%	01/06/16	$1,980,178	$54,063

Swap Agreement with Goldman Sachs International, based on the iShares® iBoxx $ Investment Grade Corporate Bond ETF	0.51%	01/06/15	2,976,588	(21,868)

				$32,195

††               In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2014 (Unaudited)

1. Organization

ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 124 operational Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund other than ProShares High Yield-Interest Rate Hedged, ProShares Investment Grade-Interest Rate Hedged, ProShares Short Term USD Emerging Markets Bond ETF, ProShares DJ Brookfield Global Infrastructure ETF (commencement of investment operations on March 25, 2014) and ProShares S&P 500 Aristocrats ETF is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the “Advisor”) of 1,428 shares of the ProShares Short S&P500 at an aggregate price of $100,000.

The following Funds had name changes during the period:

Formerly	Name (effective October 1, 2013)
ProShares UltraShort Europe	ProShares UltraShort FTSE Europe
ProShares Ultra Europe	ProShares Ultra FTSE Europe

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”).

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the evaluated bid price for Sovereign, Sub-Sovereign and Quasi-Sovereign bonds, corporate bonds and as of January 17, 2014, Covered Bonds.  Fixed-income securities maturing in sixty days or less may also be valued at amortized cost, which approximates value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Index futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share (“NAV”) of a Fund is determined. Equity, bond and currency futures contracts are generally valued at the official futures settlement price.  These valuations are typically categorized as Level 1 in the fair value hierarchy.  If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•             Level 1— Quoted prices in active markets for identical assets.

•             Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•             Level 3— Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. The Funds disclose transfers between levels based on valuations at the end of the reporting period.  There were no transfers between Level 1 and 3, or Level 2 to 3 as of February 28, 2014, based on levels assigned to securities on May 31, 2013. Transfers between Level 1 and 2 are included in a summary of the valuations below.

The following is a summary of the valuations as of February 28, 2014 for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks**	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
USD Covered Bond	$—	$—	$—	$—	$—	$6,496,290	$10,419	$85,263	$—	$—	$6,591,972	$—
German Sovereign/Sub-Sovereign ETF	—	—	—	—	—	474,337	3,779,541	34,490	—	—	4,288,368	—
High Yield-Interest Rate Hedged	—	—	94,094	—	—	90,195,377	549,478	4,496,585	—	—	95,241,440	94,094
Investment Grade-Interest Rate Hedged	—	—	24,479	—	—	30,912,046	71,214	582,769	—	—	31,566,029	24,479
Short Term USD Emerging Markets Bond ETF	—	—	—	—	—	4,569,256	7,162,179	223,538	—	—	11,954,973	—
Global Listed Private Equity ETF	6,513,526	—	—	—	—	—	13,921	113,924	—	—	6,641,371	—
Hedge Replication ETF	6,162,940	—	3,545	—	—	—	22,891,540	4,972,325	(183,318)	—	34,026,805	(179,773)
Large Cap Core Plus	234,883,145	—	—	—	—	—	587,801	4,815,804	(779,505)	—	240,286,750	(779,505)
Merger ETF	3,686,035	—	—	—	—	—	67,919	166,670	(95,600)	(14,594)	3,920,624	(110,194)
RAFI® Long/Short	42,448,651	—	—	—	—	—	357,852	2,931,957	(3,329,398)	—	45,738,460	(3,329,398)
S&P 500 Aristocrats ETF	103,410,110	—	—	—	—	—	10,396	85,070	—	—	103,505,576	—
30 Year TIPS/TSY Spread	—	—	—	—	—	2,962,941	76,218	727,730	(160,055)	—	3,766,889	(160,055)
Short 30 Year TIPS/TSY Spread	—	—	—	—	—	3,272,368	69,276	638,416	(33,534)	—	3,980,060	(33,534)
UltraPro 10 Year TIPS/TSY Spread	—	—	—	—	—	1,294,703	36,759	487,409	(70,604)	—	1,818,871	(70,604)
UltraPro Short 10 Year TIPS/TSY Spread	—	—	—	—	—	926,528	107,409	1,069,107	19,801	—	2,103,044	19,801
Short S&P500®	—	—	(1,301,263)	—	—	—	1,007,370,881	796,407,956	(65,995,911)	—	1,803,778,837	(67,297,174)
Short QQQ®	—	—	(435,249)	—	—	—	89,936,018	77,339,611	(11,802,302)	—	167,275,629	(12,237,551)
Short Dow30SM	—	—	973	—	—	—	150,740,726	128,543,338	(9,399,695)	—	279,284,064	(9,398,722)
Short MidCap400	—	—	(54,704)	—	—	—	9,677,049	14,406,862	(1,331,101)	—	24,083,911	(1,385,805)
Short Russell2000	—	—	(1,082,634)	—	—	—	317,161,022	167,573,831	(36,696,700)	—	484,734,853	(37,779,334)
Short SmallCap600	—	—	—	—	—	—	993,217	8,666,080	(427,018)	—	9,659,297	(427,018)
UltraShort Russell3000	—	—	—	—	—	—	72,193	744,692	(84,102)	—	816,885	(84,102)
UltraShort S&P500®	—	—	(5,942,121)	—	—	—	1,003,434,543	688,887,379	(107,090,485)	—	1,692,321,922	(113,032,606)
UltraShort QQQ®	—	—	(686,772)	—	—	—	240,679,354	159,604,122	(28,372,959)	—	400,283,476	(29,059,731)
UltraShort Dow30SM	—	—	(175,073)	—	—	—	117,996,898	107,364,787	(13,812,774)	—	225,361,685	(13,987,847)
UltraShort MidCap400	—	—	(18,942)	—	—	—	4,872,552	7,961,278	(1,351,685)	—	12,833,830	(1,370,627)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks **	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraShort Russell2000	$—	$—	$(214,305)	$—	$—	$—	$127,228,617	$140,636,174	$(26,082,926)	$—	$267,864,791	$(26,297,231)
UltraShort SmallCap600	—	—	—	—	—	—	443,801	4,399,918	(462,441)	—	4,843,719	(462,441)
UltraPro Short S&P500®	—	—	(3,446,316)	—	—	—	318,842,981	205,229,274	(49,020,808)	—	524,072,255	(52,467,124)
UltraPro Short QQQ®	—	—	(341,128)	—	—	—	152,457,201	88,908,030	(35,119,605)	—	241,365,231	(35,460,733)
UltraPro Short Dow30SM	—	—	(90,782)	—	—	—	44,206,635	62,026,061	(7,781,427)	—	106,232,696	(7,872,209)
UltraPro Short MidCap400	—	—	(6,952)	—	—	—	2,297,653	4,621,866	(1,388,030)	—	6,919,519	(1,394,982)
UltraPro Short Russell2000	—	—	(80,919)	—	—	—	28,446,315	43,749,221	(7,852,049)	—	72,195,536	(7,932,968)
UltraShort Russell1000 Value	—	—	—	—	—	—	69,528	794,004	(73,042)	—	863,532	(73,042)
UltraShort Russell1000 Growth	—	—	—	—	—	—	320,778	3,164,140	(458,609)	—	3,484,918	(458,609)
UltraShort Russell MidCap Value	—	—	—	—	—	—	30,980	676,017	(91,951)	—	706,997	(91,951)
UltraShort Russell MidCap Growth	—	—	—	—	—	—	49,856	993,884	(174,266)	—	1,043,740	(174,266)
UltraShort Russell2000 Value	—	—	—	—	—	—	175,839	1,942,725	(240,651)	—	2,118,564	(240,651)
UltraShort Russell2000 Growth	—	—	—	—	—	—	570,148	5,781,962	(776,458)	—	6,352,110	(776,458)
Short Basic Materials	—	—	—	—	—	—	114,622	1,198,168	(334,685)	—	1,312,790	(334,685)
Short Financials	—	—	—	—	—	—	11,194,361	10,528,836	(4,858,300)	—	21,723,197	(4,858,300)
Short Oil & Gas	—	—	—	—	—	—	568,982	1,449,750	(122,616)	—	2,018,732	(122,616)
Short Real Estate	—	—	—	—	—	—	13,478,401	22,474,428	(2,946,300)	—	35,952,829	(2,946,300)
Short KBW Regional Banking	—	—	—	—	—	—	94,561	1,403,701	(10,130)	—	1,498,262	(10,130)
UltraShort Basic Materials	—	—	—	—	—	—	5,709,801	11,724,621	(2,071,489)	—	17,434,422	(2,071,489)
UltraShort Nasdaq Biotechnology	—	—	—	—	—	—	1,596,324	19,037,371	(4,188,861)	—	20,633,695	(4,188,861)
UltraShort Consumer Goods	—	—	—	—	—	—	663,658	6,407,388	(392,094)	—	7,071,046	(392,094)
UltraShort Consumer Services	—	—	—	—	—	—	1,525,545	5,980,877	(917,349)	—	7,506,422	(917,349)
UltraShort Financials	—	—	—	—	—	—	40,514,491	56,817,806	(5,712,486)	—	97,332,297	(5,712,486)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks **	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraShort Health Care	$—	$—	$—	$—	$—	$—	$224,842	$2,519,197	$(650,359)	$—	$2,744,039	$(650,359)
UltraShort Industrials	—	—	—	—	—	—	784,520	6,903,246	(579,169)	—	7,687,766	(579,169)
UltraShort Oil & Gas	—	—	—	—	—	—	23,340,932	29,060,445	(1,778,600)	—	52,401,377	(1,778,600)
UltraShort Real Estate	—	—	—	—	—	—	22,804,610	31,510,409	(9,158,653)	—	54,315,019	(9,158,653)
UltraShort Semiconductors	—	—	—	—	—	—	504,916	5,160,302	(909,771)	—	5,665,218	(909,771)
UltraShort Technology	—	—	—	—	—	—	2,044,424	4,062,895	(806,552)	—	6,107,319	(806,552)
UltraShort Telecommunications	—	—	—	—	—	—	63,234	1,064,159	(59,888)	—	1,127,393	(59,888)
UltraShort Utilities	—	—	—	—	—	—	409,338	4,709,433	(492,657)	—	5,118,771	(492,657)
UltraPro Short Financials	—	—	—	—	—	—	346,939	3,407,245	(492,634)	—	3,754,184	(492,634)
Short MSCI EAFE	—	—	—	—	—	—	23,605,617	24,863,065	(6,426,537)	—	48,468,682	(6,426,537)
Short MSCI Emerging Markets	—	—	—	—	—	—	221,539,290	162,487,230	(9,013,123)	—	384,026,520	(9,013,123)
Short FTSE China 25	—	—	—	—	—	—	1,267,156	2,631,399	(283,807)	—	3,898,555	(283,807)
UltraShort MSCI EAFE	—	—	—	—	—	—	419,498	6,899,685	(2,689,635)	—	7,319,183	(2,689,635)
UltraShort MSCI Emerging Markets	—	—	—	—	—	—	30,964,609	58,579,890	(24,092,421)	—	89,544,499	(24,092,421)
UltraShort FTSE Europe	—	—	—	—	—	—	16,833,477	33,039,357	(18,008,260)	—	49,872,834	(18,008,260)
UltraShort MSCI Pacific ex-Japan	—	—	—	—	—	—	89,861	1,267,297	(104,664)	—	1,357,158	(104,664)
UltraShort MSCI Brazil Capped	—	—	—	—	—	—	6,869,719	13,198,742	(726,537)	—	20,068,461	(726,537)
UltraShort FTSE China 25	—	—	—	—	—	—	58,513,854	60,255,951	(13,809,810)	—	118,769,805	(13,809,810)
UltraShort MSCI Japan	—	—	—	—	—	—	1,786,339	8,179,443	275,064	—	9,965,782	275,064
UltraShort MSCI Mexico Capped IMI	—	—	—	—	—	—	133,450	1,199,165	17,768	—	1,332,615	17,768
Short 7-10 Year Treasury	—	—	(16)	—	—	—	29,946,726	42,285,030	(1,228,800)	—	72,231,756	(1,228,816)
Short 20+ Year Treasury	—	—	(7,871)	—	—	—	813,042,517	767,619,705	(77,584,832)	—	1,580,662,222	(77,592,703)
Short High Yield	—	—	—	—	—	—	20,922,221	26,272,173	(1,546,635)	—	47,194,394	(1,546,635)
Short Investment Grade Corporate	—	—	—	—	—	—	1,750,429	6,180,113	(221,580)	—	7,930,542	(221,580)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks**	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraShort 3-7 Year Treasury	$—	$—	$—	$—	$—	$—	$413,379	$3,612,857	$(54,459)	$—	$4,026,236	$(54,459)
UltraShort 7-10 Year Treasury	—	—	(40)	—	—	—	166,947,163	143,866,929	(7,692,090)	—	310,814,092	(7,692,130)
UltraShort 20+ Year Treasury	—	—	(309,714)	—	—	—	2,845,911,572	1,901,492,936	(453,835,534)	—	4,747,404,508	(454,145,248)
UltraShort TIPS	—	—	—	—	—	—	4,068,058	8,872,396	(10,340)	—	12,940,454	(10,340)
UltraPro Short 20+ Year Treasury	—	—	(1,312)	—	—	—	11,730,788	115,284,234	(9,819,233)	—	127,015,022	(9,820,545)
Ultra Russell3000	2,516,774	—	—	1	—	—	55,700	866,334	732,589	—	3,438,809	732,589
Ultra S&P500®	1,134,512,229	—	3,806,773	—	—	—	305,790,500	144,733,715	28,153,274	—	1,585,036,444	31,960,047
Ultra QQQ®	421,737,566	—	3,166,761	—	—	—	144,490,033	149,761,687	60,950,800	—	715,989,286	64,117,561
Ultra Dow30SM	185,878,801	—	1,025,762	—	—	—	43,301,152	57,701,652	13,285,397	—	286,881,605	14,311,159
Ultra MidCap400	117,950,681	—	1,061,418	—	—	—	28,482,486	64,275,453	(47,855,839)	—	210,708,620	(46,794,421)
Ultra Russell2000	75,095,281	—	1,112,283	—	—	—	61,112,526	34,212,526	39,517,161	—	170,420,333	40,629,444
Ultra SmallCap600	13,608,393	—	—	—	—	—	1,766,529	14,899,978	2,012,781	—	30,274,900	2,012,781
UltraPro S&P500®	444,833,164	—	5,837,037	—	—	—	8,423,696	121,538,614	46,920,057	—	574,795,474	52,757,094
UltraPro QQQ®	395,059,998	—	2,889,298	—	—	—	3,263,422	28,113,214	143,625,195	—	426,436,634	146,514,493
UltraPro Dow30SM	74,660,573	—	764,519	—	—	—	5,536,194	49,696,896	9,240,176	—	129,893,663	10,004,695
UltraPro MidCap400	34,594,995	—	460,775	—	—	—	1,132,793	10,754,299	3,717,129	—	46,482,087	4,177,904
UltraPro Russell2000	95,079,549	13	2,098,201	752	—	—	9,576,095	84,961,833	21,996,812	—	189,618,242	24,095,013
Ultra Russell1000 Value	5,333,946	—	—	—	—	—	354,036	3,225,205	404,738	—	8,913,187	404,738
Ultra Russell1000 Growth	9,424,784	—	—	—	—	—	647,423	5,735,641	1,416,779	—	15,807,848	1,416,779
Ultra Russell MidCap Value	2,837,624	—	—	—	—	—	235,380	2,169,387	804,421	—	5,242,391	804,421
Ultra Russell MidCap Growth	8,837,388	—	—	—	—	—	540,532	4,837,578	1,423,240	—	14,215,498	1,423,240
Ultra Russell2000 Value	7,562,290	—	—	352	—	—	490,640	4,320,097	932,900	—	12,373,379	932,900
Ultra Russell2000 Growth	8,854,231	5	—	—	—	—	2,250,542	2,580,950	2,245,650	—	13,685,728	2,245,650
Ultra Basic Materials	84,761,232	—	—	—	—	—	1,575,721	16,427,437	12,506,432	—	102,764,390	12,506,432
Ultra Nasdaq Biotechnology	346,761,156	—	—	—	—	—	791,227	13,715,922	73,785,891	—	361,268,305	73,785,891
Ultra Consumer Goods	8,685,530	—	—	—	—	—	185,384	1,943,319	714,616	—	10,814,233	714,616
Ultra Consumer Services	16,095,318	—	—	—	—	—	326,344	3,963,114	2,956,268	—	20,384,776	2,956,268
Ultra Financials	644,550,754	—	—	—	—	—	49,157,220	86,384,507	61,773,472	—	780,092,481	61,773,472
Ultra Health Care	93,013,212	—	—	—	—	—	22,596	3,449,219	17,915,028	—	96,485,027	17,915,028
Ultra Industrials	23,419,161	—	—	—	—	—	411,874	4,730,440	2,416,027	—	28,561,475	2,416,027

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks**	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Ultra Oil & Gas	$98,614,690	$—	$—	$—	$—	$—	$13,515,110	$7,944,736	$6,156,933	$—	$120,074,536	$6,156,933
Ultra Real Estate	233,620,944	—	—	—	—	—	28,102,061	9,995,944	47,051,713	—	271,718,949	47,051,713
Ultra KBW Regional Banking	13,863,583	—	—	—	—	—	414,074	4,138,625	(721,815)	—	18,416,282	(721,815)
Ultra Semiconductors	21,285,264	—	—	—	—	—	518,212	4,502,362	2,953,705	—	26,305,838	2,953,705
Ultra Technology	112,694,057	—	—	—	—	—	36,270	6,938,628	16,996,922	—	119,668,955	16,996,922
Ultra Telecommunications	4,491,230	—	—	—	—	—	58,661	730,239	617,434	—	5,280,130	617,434
Ultra Utilities	20,097,997	—	—	—	—	—	82,112	2,034,142	911,355	—	22,214,251	911,355
UltraPro Financials	25,114,077	—	—	—	—	—	237,910	3,885,960	1,730,029	—	29,237,947	1,730,029
Ultra MSCI EAFE	—	—	—	—	—	—	4,329,435	13,824,547	4,471,917	—	18,153,982	4,471,917
Ultra MSCI Emerging Markets	—	—	—	—	—	—	11,203,482	26,869,973	(1,043,610)	—	38,073,455	(1,043,610)
Ultra FTSE Europe	—	—	—	—	—	—	4,601,086	17,696,884	4,426,318	—	22,297,970	4,426,318
Ultra MSCI Pacific ex-Japan	—	—	—	—	—	—	60,452	1,022,402	645,086	—	1,082,854	645,086
Ultra MSCI Brazil Capped	—	—	—	—	—	—	1,255,296	6,011,208	(1,611,756)	—	7,266,504	(1,611,756)
Ultra FTSE China 25	—	—	—	—	—	—	12,298,091	23,117,476	(2,174,149)	—	35,415,567	(2,174,149)
Ultra MSCI Japan	—	—	—	—	—	—	11,709,182	15,649,492	1,632,357	—	27,358,674	1,632,357
Ultra MSCI Mexico Capped IMI	—	—	—	—	—	—	535,181	5,092,163	(316,970)	—	5,627,344	(316,970)
Ultra 7-10 Year Treasury	—	—	(2,861)	—	—	2,350,917,381	74,205,995	522,974,109	(928,699)	—	2,948,097,485	(931,560)
Ultra 20+ Year Treasury	—	—	405	—	—	9,069,439	1,101,149	10,801,206	(680,462)	—	20,971,794	(680,057)
Ultra High Yield	327,888	—	—	—	—	—	176,741	1,571,516	546,573	—	2,076,145	546,573
Ultra Investment Grade Corporate	588,091	—	—	—	—	—	169,454	1,517,713	32,195	—	2,275,258	32,195

*   These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

** Common stocks (L&L Energy, Inc.) transferred from Level 1 to Level 2 during the period due to a NASDAQ trading halt imposed on November 18, 2013.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2014 (Unaudited)

Foreign Currency Translation

Each Fund’s accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets except that such translations with respect to the ProShares German Sovereign/Sub-Sovereign ETF utilize the last quoted New York rates prior to 11:15 a.m. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase agreements only with major global financial institutions whose condition is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On February 28, 2014, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Barclays Capital, Inc., 0.04%, dated 02/28/14, due 03/03/14 (1)	Barclays Capital, Inc., 0.05%, dated 02/28/14, due 03/03/14 (2)	BNP Paribas Securities Corp., 0.05%, dated 02/28/14, due 03/03/14 (3)	Credit Suisse (USA) LLC, 0.04%, dated 02/28/14, due 03/03/14 (4)	Credit Suisse (USA) LLC, 0.05%, dated 02/28/14, due 03/03/14 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.04%, dated 02/28/14, due 03/03/14 (6)	UBS Securities LLC, 0.04%, dated 02/28/14, due 03/03/14 (7)	UBS Securities LLC, 0.05%, dated 02/28/14, due 03/03/14 (8)	UBS Securities LLC, 0.07%, dated 02/28/14, due 03/03/14 (9)	Total

USD Covered Bond	$16,010	$1,668	$43,359	$705	$—	$9,005	$7,338	$6,671	$507	$85,263
German Sovereign/Sub-Sovereign ETF	6,476	675	17,540	285	—	3,643	2,968	2,698	205	34,490
High Yield-Interest Rate Hedged	844,319	87,950	2,286,696	37,176	—	474,929	386,979	351,799	26,737	4,496,585
Investment Grade—Interest Rate Hedged	109,425	11,399	296,362	4,818	—	61,552	50,154	45,594	3,465	582,769
Short Term USD Emerging Markets Bond ETF	41,973	4,372	113,678	1,848	—	23,610	19,239	17,489	1,329	223,538
Global Listed Private Equity ETF	21,391	2,228	57,935	942	—	12,033	9,805	8,913	677	113,924
Hedge Replication ETF	933,648	97,254	2,528,629	41,109	—	525,177	427,922	389,020	29,566	4,972,325
Large Cap Core Plus	905,355	94,442	2,446,179	39,915	358	509,128	415,044	376,783	28,600	4,815,804
Merger ETF	35,205	4,147	74,581	1,735	1,278	19,324	16,456	13,072	872	166,670
RAFI® Long/Short	551,219	57,503	1,489,227	24,303	225	309,976	252,698	229,393	17,413	2,931,957
S&P 500 Aristocrats ETF	15,973	1,664	43,262	703	—	8,985	7,321	6,656	506	85,070
30 Year TIPS/TSY Spread	156,970	18,842	317,185	7,870	6,643	85,805	73,605	57,101	3,709	727,730
Short 30 Year TIPS/TSY Spread	133,847	15,655	288,299	6,552	4,566	73,576	62,488	50,062	3,371	638,416
UltraPro 10 Year TIPS/TSY Spread	127,982	17,800	152,977	7,354	11,916	67,521	61,638	38,430	1,791	487,409
UltraPro Short 10 Year TIPS/TSY Spread	237,900	29,335	446,991	12,227	12,143	129,265	112,073	83,946	5,227	1,069,107
Short S&P500®	165,210,502	19,129,863	364,226,235	8,013,051	5,121,162	91,010,472	77,001,770	62,436,257	4,258,644	796,407,956
Short QQQ®	16,914,853	2,055,225	33,103,059	857,582	782,031	9,221,343	7,948,149	6,070,317	387,052	77,339,611
Short Dow30SM	27,229,273	3,215,428	57,320,661	1,344,730	1,010,787	14,937,421	12,732,780	10,082,047	670,211	128,543,338
Short MidCap400	2,836,492	311,563	6,984,693	131,084	42,921	1,579,431	1,310,789	1,128,220	81,669	14,406,862
Short Russell2000	36,715,796	4,468,059	71,553,731	1,864,157	1,715,993	20,009,138	17,257,071	13,153,257	836,629	167,573,831
Short SmallCap600	1,732,394	193,347	4,133,347	81,237	34,373	961,582	802,607	678,865	48,328	8,666,080
UltraShort Russell3000	169,905	21,384	300,437	8,899	9,829	91,886	80,331	58,508	3,513	744,692
UltraShort S&P500®	146,329,987	17,323,507	306,142,393	7,243,425	5,548,799	80,229,818	68,455,110	54,034,829	3,579,511	688,887,379
UltraShort QQQ®	34,421,855	4,131,372	69,576,180	1,725,556	1,455,365	18,816,531	16,140,524	12,523,234	813,505	159,604,122
UltraShort Dow30SM	23,541,459	2,866,682	45,798,780	1,195,972	1,105,190	12,827,624	11,066,133	8,427,454	535,493	107,364,787
UltraShort MidCap400	1,654,223	191,843	3,633,957	80,348	52,076	910,972	771,204	624,165	42,490	7,961,278
UltraShort Russell2000	32,713,421	4,180,525	55,107,526	1,737,701	2,061,004	17,628,423	15,508,902	11,054,337	644,335	140,636,174
UltraShort SmallCap600	976,269	120,091	1,846,910	50,062	49,056	530,756	459,721	345,459	21,594	4,399,918
UltraPro Short S&P500®	51,644,241	6,986,140	70,253,473	2,891,930	4,284,083	27,443,355	24,741,298	16,163,330	821,424	205,229,274
UltraPro Short QQQ®	21,382,853	2,802,007	33,011,417	1,162,548	1,532,337	11,453,229	10,183,559	6,994,101	385,979	88,908,030
UltraPro Short Dow30SM	13,832,625	1,708,813	25,853,730	712,119	714,439	7,512,937	6,518,563	4,870,545	302,290	62,026,061
UltraPro Short MidCap400	1,135,086	150,990	1,654,929	62,578	87,339	605,733	542,082	363,778	19,351	4,621,866
UltraPro Short Russell2000	11,245,664	1,542,880	14,360,538	638,046	990,552	5,954,229	5,401,901	3,447,503	167,908	43,749,221
UltraShort Russell1000 Value	193,064	25,500	289,344	10,574	14,371	103,209	92,080	62,479	3,383	794,004
UltraShort Russell1000 Growth	699,473	85,772	1,334,941	35,765	34,429	380,543	329,199	248,411	15,607	3,164,140
UltraShort Russell MidCap Value	209,496	31,941	128,925	13,117	26,982	107,723	102,764	53,562	1,507	676,017
UltraShort Russell MidCap Growth	301,111	45,397	207,479	18,656	37,417	155,344	147,364	78,691	2,425	993,884
UltraShort Russell2000 Value	463,224	60,317	731,769	25,037	32,172	248,499	220,354	152,795	8,558	1,942,725
UltraShort Russell2000 Growth	1,303,797	162,545	2,372,713	67,690	71,286	706,653	615,395	454,141	27,742	5,781,962

Fund Name	Barclays Capital, Inc., 0.04%, dated 02/28/14, due 03/03/14 (1)	Barclays Capital, Inc., 0.05%, dated 02/28/14, due 03/03/14 (2)	BNP Paribas Securities Corp., 0.05%, dated 02/28/14, due 03/03/14 (3)	Credit Suisse (USA) LLC, 0.04%, dated 02/28/14, due 03/03/14 (4)	Credit Suisse (USA) LLC, 0.05%, dated 02/28/14, due 03/03/14 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.04%, dated 02/28/14, due 03/03/14 (6)	UBS Securities LLC, 0.04%, dated 02/28/14, due 03/03/14 (7)	UBS Securities LLC, 0.05%, dated 02/28/14, due 03/03/14 (8)	UBS Securities LLC, 0.07%, dated 02/28/14, due 03/03/14 (9)	Total
Short Basic Materials	275,821	34,962	477,006	14,541	16,616	148,918	130,572	94,155	5,577	1,198,168
Short Financials	2,119,105	238,157	4,984,492	100,005	46,446	1,174,579	982,868	824,903	58,281	10,528,836
Short Oil & Gas	365,242	49,447	495,169	20,467	30,402	194,048	175,003	114,182	5,790	1,449,750
Short Real Estate	4,648,184	536,663	10,314,842	224,848	139,938	2,562,126	2,165,402	1,761,821	120,604	22,474,428
Short KBW Regional Banking	386,655	55,361	393,525	22,827	40,226	202,409	187,273	110,824	4,601	1,403,701
UltraShort Basic Materials	3,354,879	490,818	2,960,923	202,093	376,936	1,745,769	1,631,887	926,697	34,619	11,724,621
UltraShort Nasdaq Biotechnology	4,742,023	637,032	6,643,224	263,831	381,523	2,524,316	2,268,808	1,498,939	77,675	19,037,371
UltraShort Consumer Goods	1,393,913	168,583	2,761,864	70,370	62,358	760,692	654,466	502,850	32,292	6,407,388
UltraShort Consumer Services	1,291,419	155,161	2,603,281	64,801	55,035	705,785	605,659	469,298	30,438	5,980,877
UltraShort Financials	12,943,723	1,627,132	22,973,385	677,179	743,540	7,002,017	6,118,425	4,463,793	268,612	56,817,806
UltraShort Health Care	605,756	79,366	935,698	32,929	43,378	324,471	288,482	198,176	10,941	2,519,197
UltraShort Industrials	1,390,643	156,431	3,264,840	65,682	30,861	770,664	645,093	540,859	38,173	6,903,246
UltraShort Oil & Gas	5,791,352	644,286	13,907,374	270,775	109,387	3,216,615	2,681,716	2,276,330	162,610	29,060,445
UltraShort Real Estate	7,587,773	995,196	11,675,428	412,878	546,141	4,063,320	3,614,265	2,478,896	136,512	31,510,409
UltraShort Semiconductors	1,169,902	146,493	2,101,248	60,986	65,676	633,441	552,624	405,364	24,568	5,160,302
UltraShort Technology	846,111	98,336	1,849,559	41,178	27,200	465,738	394,601	318,547	21,625	4,062,895
UltraShort Telecommunications	306,645	45,035	263,155	18,538	34,913	159,395	149,274	84,127	3,077	1,064,159
UltraShort Utilities	1,149,980	152,352	1,703,491	63,160	86,833	614,301	548,782	370,617	19,917	4,709,433
UltraPro Short Financials	750,790	91,813	1,443,815	38,291	36,281	408,714	353,182	267,477	16,882	3,407,245
Short MSCI EAFE	5,353,621	641,633	10,860,933	268,022	223,905	2,927,448	2,509,719	1,950,794	126,990	24,863,065
Short MSCI Emerging Markets	35,760,501	4,368,526	68,967,482	1,822,086	1,715,931	19,471,808	16,819,212	12,755,295	806,389	162,487,230
Short FTSE China 25	740,983	107,443	695,668	44,266	80,687	386,545	359,789	207,884	8,134	2,631,399
UltraShort MSCI EAFE	1,972,993	288,545	1,745,771	118,810	221,400	1,026,784	959,639	545,330	20,413	6,899,685
UltraShort MSCI Emerging Markets	17,698,216	2,664,533	12,357,361	1,095,077	2,189,250	9,134,278	8,658,995	4,637,695	144,485	58,579,890
UltraShort FTSE Europe	9,840,718	1,470,805	7,336,988	604,758	1,188,613	5,089,674	4,807,482	2,614,533	85,786	33,039,357
UltraShort MSCI Pacific ex-Japan	341,904	48,354	373,964	19,955	33,971	179,582	165,199	99,996	4,372	1,267,297
UltraShort MSCI Brazil Capped	3,664,846	527,171	3,624,246	217,305	387,777	1,916,059	1,776,665	1,042,298	42,375	13,198,742
UltraShort FTSE China 25	17,459,602	2,571,864	14,649,691	1,058,483	2,008,414	9,067,871	8,504,421	4,764,316	171,289	60,255,951
UltraShort MSCI Japan	1,764,667	211,863	3,564,090	88,487	74,783	964,582	827,501	641,800	41,670	8,179,443
UltraShort MSCI Mexico Capped IMI	246,093	28,199	555,363	11,822	6,839	135,863	114,502	93,990	6,494	1,199,165
Short 7-10 Year Treasury	8,283,188	904,915	20,610,048	380,901	112,221	4,617,210	3,824,516	3,311,052	240,979	42,285,030
Short 20+ Year Treasury	161,188,259	18,880,410	345,986,333	7,901,167	5,573,243	88,578,430	75,271,263	60,195,221	4,045,379	767,619,705
Short High Yield	5,390,730	617,620	12,169,513	258,931	149,562	2,976,200	2,508,142	2,059,185	142,290	26,272,173
Short Investment Grade Corporate	1,168,054	122,606	3,123,005	51,789	2,491	656,096	535,981	483,576	36,515	6,180,113
UltraShort 3-7 Year Treasury	723,330	80,856	1,720,311	33,967	14,690	401,365	335,199	283,025	20,114	3,612,857
UltraShort 7-10 Year Treasury	28,004,923	3,038,656	70,582,676	1,279,798	323,938	15,631,293	12,916,574	11,263,796	825,275	143,866,929
UltraShort 20+ Year Treasury	459,521,552	60,426,390	700,289,887	25,064,432	33,492,163	245,921,312	218,987,086	149,602,110	8,188,004	1,901,492,936
UltraShort TIPS	1,691,688	179,371	4,445,018	75,699	8,408	948,421	777,459	694,359	51,973	8,872,396
UltraPro Short 20+ Year Treasury	25,415,649	3,109,359	48,818,575	1,296,747	1,231,722	13,834,408	11,956,770	9,050,202	570,802	115,284,234
Ultra Russell3000	242,890	35,132	231,802	14,477	26,217	126,794	117,879	68,433	2,710	866,334

Fund Name	Barclays Capital, Inc., 0.04%, dated 02/28/14, due 03/03/14 (1)	Barclays Capital, Inc., 0.05%, dated 02/28/14, due 03/03/14 (2)	BNP Paribas Securities Corp., 0.05%, dated 02/28/14, due 03/03/14 (3)	Credit Suisse (USA) LLC, 0.04%, dated 02/28/14, due 03/03/14 (4)	Credit Suisse (USA) LLC, 0.05%, dated 02/28/14, due 03/03/14 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.04%, dated 02/28/14, due 03/03/14 (6)	UBS Securities LLC, 0.04%, dated 02/28/14, due 03/03/14 (7)	UBS Securities LLC, 0.05%, dated 02/28/14, due 03/03/14 (8)	UBS Securities LLC, 0.07%, dated 02/28/14, due 03/03/14 (9)	Total
Ultra S&P500®	40,526,249	5,857,575	38,861,347	2,413,772	4,362,907	21,159,925	19,665,258	11,432,303	454,379	144,733,715
Ultra QQQ®	30,990,684	3,579,944	68,690,700	1,499,845	937,994	17,080,512	14,438,562	11,740,293	803,153	149,761,687
Ultra Dow30SM	12,029,812	1,399,589	26,233,126	586,028	390,622	6,620,286	5,611,320	4,524,144	306,725	57,701,652
Ultra MidCap400	17,178,690	2,415,677	19,388,960	997,288	1,669,948	9,036,782	8,291,053	5,070,352	226,703	64,275,453
Ultra Russell2000	6,524,811	692,017	17,136,229	292,041	32,931	3,657,857	2,998,771	2,677,507	200,362	34,212,526
Ultra SmallCap600	2,884,479	311,095	7,351,545	131,093	28,344	1,611,890	1,329,139	1,166,436	85,957	14,899,978
UltraPro S&P500®	33,100,644	4,707,793	35,055,859	1,942,068	3,359,490	17,359,303	16,011,001	9,592,572	409,884	121,538,614
UltraPro QQQ®	5,553,811	612,228	13,580,981	257,503	89,882	3,090,313	2,567,967	2,201,735	158,794	28,113,214
UltraPro Dow30SM	10,189,806	1,166,625	23,039,298	489,125	280,498	5,626,579	4,740,452	3,895,130	269,383	49,696,896
UltraPro MidCap400	2,309,359	276,104	4,714,204	115,356	94,788	1,263,469	1,082,153	843,746	55,120	10,754,299
UltraPro Russell2000	17,242,330	1,954,068	39,851,655	819,964	421,312	9,540,819	8,008,063	6,657,664	465,958	84,961,833
Ultra Russell1000 Value	669,687	77,614	1,473,348	32,508	20,947	368,844	312,177	252,853	17,227	3,225,205
Ultra Russell1000 Growth	1,162,474	131,569	2,694,302	55,215	27,942	643,413	539,786	449,436	31,504	5,735,641
Ultra Russell MidCap Value	454,865	53,206	979,551	22,268	15,531	250,037	212,362	170,114	11,453	2,169,387
Ultra Russell MidCap Growth	989,285	112,970	2,249,467	47,375	26,452	546,553	460,036	379,137	26,303	4,837,578
Ultra Russell2000 Value	870,781	98,011	2,041,836	41,151	19,479	482,510	403,978	338,477	23,874	4,320,097
Ultra Russell2000 Growth	588,290	73,985	1,042,731	30,790	33,880	318,208	278,103	202,771	12,192	2,580,950
Ultra Basic Materials	3,774,896	477,823	6,557,483	198,756	225,612	2,038,774	1,786,563	1,290,858	76,672	16,427,437
Ultra Nasdaq Biotechnology	3,990,397	589,080	3,292,753	242,409	462,435	2,071,185	1,944,541	1,084,621	38,501	13,715,922
Ultra Consumer Goods	448,188	56,894	771,491	23,661	27,222	241,898	212,225	152,718	9,022	1,943,319
Ultra Consumer Services	996,723	134,780	1,358,104	55,794	82,545	529,702	477,467	312,120	15,879	3,963,114
Ultra Financials	26,439,814	4,006,605	17,334,671	1,645,962	3,339,887	13,619,938	12,953,220	6,841,731	202,679	86,384,507
Ultra Health Care	1,285,538	212,086	94,033	86,676	208,470	644,939	641,323	275,054	1,100	3,449,219
Ultra Industrials	1,153,973	152,774	1,714,045	63,339	86,849	616,542	550,617	372,261	20,040	4,730,440
Ultra Oil & Gas	1,988,040	267,908	2,748,730	110,931	162,187	1,057,452	951,732	625,616	32,140	7,944,736
Ultra Real Estate	2,696,150	381,249	2,951,386	157,335	267,735	1,416,184	1,302,669	788,728	34,508	9,995,944
Ultra KBW Regional Banking	923,684	114,181	1,723,200	47,581	47,904	501,608	435,331	324,988	20,148	4,138,625
Ultra Semiconductors	896,531	99,655	2,156,578	41,885	16,709	498,033	415,087	352,668	25,216	4,502,362
Ultra Technology	2,600,743	429,974	150,940	175,702	424,169	1,303,855	1,298,049	553,432	1,764	6,938,628
Ultra Telecommunications	186,007	25,368	244,123	10,495	15,978	98,637	89,248	57,530	2,853	730,239
Ultra Utilities	648,136	100,137	341,714	41,087	86,994	331,954	318,811	161,314	3,995	2,034,142
UltraPro Financials	1,108,574	161,914	990,082	66,675	123,834	577,135	539,055	307,113	11,578	3,885,960
Ultra MSCI EAFE	3,170,750	400,747	5,534,136	166,715	187,896	1,713,086	1,500,234	1,086,276	64,707	13,824,547
Ultra MSCI Emerging Markets	6,770,038	916,583	9,176,103	379,400	563,656	3,596,775	3,243,848	2,116,279	107,291	26,869,973
Ultra FTSE Europe	4,220,721	549,689	6,663,144	228,167	293,414	2,264,125	2,007,851	1,391,865	77,908	17,696,884
Ultra MSCI Pacific ex-Japan	295,093	43,377	251,576	17,855	33,701	153,352	143,676	80,830	2,942	1,022,402
Ultra MSCI Brazil Capped	1,894,971	291,302	1,062,834	119,562	250,423	972,012	931,134	476,542	12,428	6,011,208
Ultra FTSE China 25	5,177,820	641,945	9,577,750	267,446	273,570	2,809,935	2,441,560	1,815,463	111,987	23,117,476
Ultra MSCI Japan	3,261,847	379,405	7,116,887	158,865	105,679	1,795,159	1,521,433	1,227,004	83,213	15,649,492
Ultra MSCI Mexico Capped IMI	1,095,396	131,169	2,227,196	54,796	45,508	599,094	513,433	399,530	26,041	5,092,163

Fund Name	Barclays Capital, Inc., 0.04%, dated 02/28/14, due 03/03/14 (1)	Barclays Capital, Inc., 0.05%, dated 02/28/14, due 03/03/14 (2)	BNP Paribas Securities Corp., 0.05%, dated 02/28/14, due 03/03/14 (3)	Credit Suisse (USA) LLC, 0.04%, dated 02/28/14, due 03/03/14 (4)	Credit Suisse (USA) LLC, 0.05%, dated 02/28/14, due 03/03/14 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.04%, dated 02/28/14, due 03/03/14 (6)	UBS Securities LLC, 0.04%, dated 02/28/14, due 03/03/14 (7)	UBS Securities LLC, 0.05%, dated 02/28/14, due 03/03/14 (8)	UBS Securities LLC, 0.07%, dated 02/28/14, due 03/03/14 (9)	Total
Ultra 7-10 Year Treasury	104,112,769	11,569,939	250,561,542	4,862,969	1,932,956	57,838,574	48,201,592	40,964,125	2,929,643	522,974,109
Ultra 20+ Year Treasury	2,377,935	290,572	4,582,515	121,193	114,322	1,294,718	1,118,467	847,904	53,580	10,801,206
Ultra High Yield	319,543	36,284	735,521	15,223	7,994	176,745	148,456	123,150	8,600	1,571,516
Ultra Investment Grade Corporate	310,580	35,489	705,195	14,882	8,367	171,564	144,441	118,950	8,245	1,517,713
	$1,799,999,993	$224,999,999	$3,249,999,982	$93,680,515	$100,000,000	$974,999,996	$849,999,997	$624,999,997	$38,000,006	$7,956,680,485

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at February 28, 2014 as follows:

(1) U.S. Treasury Bonds, 0% to 4.25%, due 05/15/14 to 02/15/44; U.S. Treasury Notes, 0.13% to 4.75%, due 05/15/14 to 05/15/23, which had an aggregate value at the Trust level of $1,836,000,010.

(2) U.S. Treasury Notes, 0.63%, due 11/15/16 to 05/31/17, which had an aggregate value at the Trust level of $229,500,056.

(3) U.S. Treasury Bills, 0%, due 03/13/14 to 01/08/15; U.S. Treasury Notes, 0% to 4.75%, due 03/15/14 to 11/15/23, which had an aggregate value at the Trust level of $3,315,001,044.

(4) U.S. Treasury Bonds, 4.38% to 4.50%, due 05/15/38 to 05/15/40, which had an aggregate value at the Trust level of $95,555,752.

(5) Government National Mortgage Association, 2.50% to 8.00%, due 10/15/14 to 12/20/43, which had an aggregate value at the Trust level of $102,003,306.

(6) U.S. Treasury Bonds, 0% to 8.13%, due 05/15/15 to 02/15/41; U.S. Treasury Notes, 1.13% to 4.63%, due 10/31/15 to 05/15/23, which had an aggregate value at the Trust level of $994,500,087.

(7) U.S. Treasury Bonds, 0% to 10.63%, due 05/15/15 to 02/15/44; U.S. Treasury Notes, 0% to 4.13%, due 07/15/14 to 01/15/24, which had an aggregate value at the Trust level of $867,000,006.

(8) Federal Farm Credit Bank, 0% to 0.20%, due 01/26/15 to 04/20/16; Federal Home Loan Bank, 4.50%, due 12/10/24; Federal Home Loan Mortgage Corp., 1.10%, due 10/05/17; Federal National Mortgage Association, 0% to 3.30%, due 05/14/14 to 03/29/27; U.S. Treasury Bill, 0%, due 08/28/14; U.S. Treasury Bonds, 0% to 5.00%, due 05/15/14 to 05/15/37; U.S. Treasury Notes, 0% to 4.75%, due 05/15/14 to 08/15/22, which had an aggregate value at the Trust level of $637,500,429.

(9) U.S. Treasury Note, 0.38%, due 01/31/16, which had an aggregate value at the Trust level of $38,760,028.

Equity Securities

Certain Funds may invest in equity securities, including in shares of foreign or domestic stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange-traded funds (“ETFs”).

Real Estate Investment Trusts (“REITs”)

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Debt Instruments

Certain Funds may invest in debt instruments, including U.S. government securities, foreign sovereign, sub-sovereign, quasi-sovereign and supranational bonds, Covered Bonds, and foreign and domestic investment grade corporate debt securities.  Additionally, certain Funds may invest in lower rated and unrated corporate debt securities, primarily high yield bonds, that are rated below “investment grade” by both Moody’s and Standard and Poor’s.

Covered Bonds

ProShares USD Covered Bond principally invests in Covered Bonds — debt instruments that are issued by a financial institution and backed by both the issuing institution and a segregated pool of financial assets (a “cover pool”), typically mortgages (e.g., residential, commercial and/or ship mortgages) or, in certain cases, public-sector loans, which are loans made to national, regional and local authorities to fund public-sector lending (e.g., loans that support public investment and infrastructure projects). In addition, the pool of financial assets may include cash or cash equivalents. A Covered Bond may lose value if the credit rating of the issuing institution is downgraded or the quality of the assets in the cover pool deteriorates.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2014 (Unaudited)

Sovereign/Sub-Sovereign/Quasi-Sovereign Debt Securities

ProShares German Sovereign/Sub-Sovereign ETF principally invests in fixed rate debt securities of the Federal Republic of Germany as well as local governments and entities or agencies guaranteed by various German governments’ issuers. ProShares Short Term USD Emerging Markets Bond ETF principally invests in USD-denominated Emerging Market bonds that have less than five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership. These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes to the terms of the debt to the detriment of security holders. Also, due to demand from other investors, certain types of these debt securities may be less accessible to the capital markets and may be difficult for the Fund to source.

U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities (“TIPs”) are inflation-indexed bonds issued by the U.S. Treasury.  Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

Accounting for Derivatives Instruments

In seeking to achieve certain Funds’ investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, as appropriate, based upon each Fund’s investment objective.

In connection with its management of certain series of the Trust included in this report, (ProShares UltraShort S&P500®, ProShares UltraShort QQQ®, ProShares UltraShort Dow 30SM, ProShares UltraShort MidCap400, ProShares UltraShort SmallCap600, ProShares UltraPro Short S&P500®, ProShares UltraPro Short QQQ®, ProShares UltraShort Basic Materials, ProShares UltraShort Financials, ProShares UltraShort Utilities, ProShares UltraPro S&P 500® and ProShares UltraPro Dow 30SM (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”).  Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.  The Advisor is also subject to periodic inspections and audits by the CFTC and NFA.  Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return.  In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2014 (Unaudited)

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)

High Yield-Interest Rate Hedged	(67%) Short
Large Cap Core Plus	40%
Merger ETF	30%
RAFI® Long/Short	24%
UltraPro Short QQQ®	(289%) Short
Ultra Russell3000	159%
Ultra S&P500®	139%
Ultra MidCap400	141%
UltraPro S&P500®	250%
UltraPro QQQ®	250%
Ultra Basic Materials	147%
Ultra Industrials	140%
Ultra Real Estate	139%
Ultra Utilities	124%
Ultra MSCI Emerging Markets	223%
UltraPro Financials	89%
Ultra 7-10 Year Treasury	155%

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying securities or index. The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. Each Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2014 (Unaudited)

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.  In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

These transactions also involve the risk that a Fund may lose its margin deposits or collateral and may be unable to realize the positive value, if any, of its position if a bank or broker with whom the Fund has an open forward position defaults or becomes bankrupt.

Swap Agreements

Each Fund other than ProShares USD Covered Bond and  ProShares German Sovereign/Sub-Sovereign ETF may enter into swap agreements for purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to create an economic hedge against a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid. A Fund will not enter into any swap agreement unless the Advisor believes that the counterparty to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2014 (Unaudited)

The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising a benchmark), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. Their operations are similar to those of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. In addition, while the Funds typically structure swap agreements such that either party can terminate the contract without delay, termination may be delayed with respect to certain counterparties, in whole or in part, to the extent necessary to allow such counterparty to unwind any hedge involving the common stock of a financial institution that it may have to the transaction.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties to perform. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

All of the outstanding swap agreements held by the Funds on February 28, 2014 contractually terminate within 23 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to pay or receive the “unrealized appreciation or depreciation” amount existing at the date of termination. In addition, while the Funds typically structure swap agreements such that either party can terminate the contract without delay, termination may be delayed with respect to certain counterparties, in whole or in part, to the extent necessary to allow such counterparty to unwind any hedge involving the common stock of a financial institution that it may have to the transaction.

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2014 (Unaudited)

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•        Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments), which may be considered aggressive. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Investing in derivatives may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying its benchmark, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference assets 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index.  The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors.  Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives may also have the effect of lowering the Fund’s return.

•        Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

•        Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers

(or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•        Correlation Risk

A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there is no guarantee that a Fund will achieve a high degree of correlation.  Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The percentage change of the Fund’s NAV each day may differ, perhaps significantly, from the

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2014 (Unaudited)

percentage change of the Fund’s index on such day.  This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the index. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. A Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a Fund may invest in securities not included in the benchmark or in financial instruments. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its benchmark and may be impacted by index reconstitutions and index rebalancing events.  Any of these factors could decrease correlation between performance of a Fund and may hinder a Fund’s ability to meet its investment objective. Each geared Fund seeks to rebalance its portfolio daily to keep its exposure to the benchmark consistent with its daily investment objective.

•        Counterparty Risk

A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline.

At February 28, 2014, the ProShares Short FTSE China 25, ProShares Ultra Russell3000, ProShares Ultra Russell2000, ProShares UltraPro QQQ®, ProShares Ultra Russell MidCap Value, ProShares Ultra Russell2000 Growth, ProShares Ultra Basic Materials, ProShares Ultra Consumer Goods, ProShares Ultra Consumer Services, ProShares Ultra Real Estate, ProShares Ultra Semiconductors, ProShares UltraPro Financials, ProShares Ultra MSCI EAFE, ProShares Ultra MSCI Pacific ex-Japan, ProShares Ultra MSCI Brazil Capped and ProShares Ultra High Yield Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund’s net assets.

•        Geographic Concentration Risk

Certain Funds that are exposed to particular foreign countries or geographic regions may be adversely affected by political, social, economic or regulatory events affecting those foreign countries or regions.  The performance of such Funds may be more volatile than a more geographically diversified fund.

•        Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its benchmark.

•        Debt Instrument Risk

Certain Funds may invest in, or seek exposure to, debt instruments.  Debt instruments may have varying levels of sensitivity to changes in interest rates, issuer credit risk and other factors.  In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations.  Such factors may cause the value of an investment in a Fund to change.

•        Breakeven Inflation Investing Risk

Certain Funds seek investment results, before fees and expenses, that track performance, a multiple of the performance, the inverse or an inverse multiple of the performance of the Credit Suisse 30-Year Inflation Breakeven Index.  The Credit Suisse 30-Year Inflation Breakeven Index tracks the performance of long positions in the most recently issued Treasury Inflation-Protected Securities (TIPS) bond of a particular maturity and duration-adjusted short positions in Treasury notes of the closest maturity. The difference in yield (or spread) between these instruments (Treasury yield minus TIPS yield) is commonly referred to as a “breakeven rate of inflation” (“BEI”) and is considered to be a measure of the market’s expectations for inflation over the relevant period. The level of the Credit

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2014 (Unaudited)

Suisse 30-Year Inflation Breakeven Index (and the Funds) will fluctuate based on changes in the value of the underlying instruments, which will likely not be the same on a percentage basis as changes in the BEI. The Credit Suisse 30-Year Inflation Breakeven Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the Credit Suisse 30-Year Inflation Breakeven Index over time, or that the Funds will retain any appreciation in value over extended periods of time, or that the returns of the Credit Suisse 30-Year Inflation Breakeven Index or the Funds will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the Credit Suisse 30-Year Inflation Breakeven Index or the Funds will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the Credit Suisse 30-Year Inflation Breakeven Index or the value of the Funds in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations. As a result, an investment in the Fund may not serve as an effective hedge against inflation.

5. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Item 2. Controls and Procedures.

(a)         The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
April 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
April 24, 2014

By:
/s/ Charles S. Todd
Charles S. Todd
Treasurer
April 24, 2014